UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

93.4%		Common Stock	112,850,018	140,084,890
5.4%		Other Investment Company	8,134,442	8,134,442
1.3%		Short-Term Investments	1,977,007	1,977,007

100.1%		Total Investments	122,961,467	150,196,339
(0	.1)%	Other Assets and Liabilities, Net		(153,906)

100.0%		Net Assets		150,042,433

	Number	Value
Security	of Shares	($)

Common Stock 93.4% of net assets

Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	1,028	12,398
Amerigon, Inc. *	278	4,267
Cooper Tire & Rubber Co.	817	12,304
Dana Holding Corp. *	1,436	21,324
Dorman Products, Inc. *	100	4,341
Drew Industries, Inc. *	170	4,415
Fuel Systems Solutions, Inc. *	223	4,654
Modine Manufacturing Co. *	710	7,767
Standard Motor Products, Inc.	198	4,097
Superior Industries International, Inc.	233	4,233
Tenneco, Inc. *	667	21,411
Winnebago Industries, Inc. *	791	7,230

		108,441

Banks 7.3%
1st Source Corp.	167	4,182
Apollo Residential Mortgage, Inc.	357	6,080
Astoria Financial Corp.	570	4,748
Banco Latinoamericano de Comercio Exterior, S.A., Class E	540	9,995
BancorpSouth, Inc.	858	9,635
Bank of the Ozarks, Inc.	65,637	1,837,180
Banner Corp.	416	8,170
BBCN Bancorp, Inc. *	1,142	11,557
Berkshire Hills Bancorp, Inc.	188	4,253
BofI Holding, Inc. *	362	6,049
Boston Private Financial Holdings, Inc.	587	4,837
Brookline Bancorp, Inc.	662	6,137
Cardinal Financial Corp.	710	7,959
Cathay General Bancorp	660	10,388
Chemical Financial Corp.	186	4,209
Citizens & Northern Corp.	209	4,391
City Holding Co.	117	4,158
Columbia Banking System, Inc.	653	13,713
Community Bank System, Inc.	576	15,759
Community Trust Bancorp, Inc.	157	4,837
CVB Financial Corp.	726	7,645
Dime Community Bancshares	304	4,189
Eagle Bancorp, Inc. *	268	4,500
East West Bancorp, Inc.	94,654	2,078,602
F.N.B. Corp.	1,926	22,573
First Busey Corp.	809	4,053
First Commonwealth Financial Corp.	784	4,343
First Connecticut Bancorp, Inc.	511	6,776
First Financial Bancorp	659	11,453
First Financial Bankshares, Inc.	484	16,495
First Financial Corp.	124	4,343
First Midwest Bancorp, Inc.	653	7,105
FirstMerit Corp.	1,533	24,053
Flushing Financial Corp.	322	4,221
Glacier Bancorp, Inc.	107,795	1,505,896
Great Southern Bancorp, Inc.	288	6,998
Hancock Holding Co.	770	25,564
Hanmi Financial Corp. *	818	6,740
Home Bancshares, Inc.	419	10,919
IBERIABANK Corp.	37,412	1,955,899
Independent Bank Corp.	171	4,744
International Bancshares Corp.	661	12,704
Investors Bancorp, Inc. *	564	8,325
Lakeland Financial Corp.	158	4,004
MB Financial, Inc.	663	12,033
MGIC Investment Corp. *	2,739	10,381
National Penn Bancshares, Inc.	1,907	16,572
NBT Bancorp, Inc.	552	12,420
Northwest Bancshares, Inc.	1,466	18,061
OceanFirst Financial Corp.	470	6,369
Ocwen Financial Corp. *	829	11,929
Old National Bancorp	1,439	16,937
Oriental Financial Group, Inc.	704	8,054
Oritani Financial Corp.	860	11,154
PacWest Bancorp	542	11,528
Park National Corp.	92	6,369
Pinnacle Financial Partners, Inc. *	641	10,794
PrivateBancorp, Inc.	978	13,829
Prosperity Bancshares, Inc.	645	26,774
Provident Financial Services, Inc.	981	13,577
Radian Group, Inc.	1,794	4,934
Renasant Corp.	277	4,371
S&T Bancorp, Inc.	199	4,320
Sandy Spring Bancorp, Inc.	230	4,200
SCBT Financial Corp.	133	4,114
Signature Bank *	606	35,239
Simmons First National Corp., Class A	153	4,215
Southside Bancshares, Inc.	201	4,301
State Bank Financial Corp. *	630	10,074
Sterling Financial Corp. *	237	4,351
Susquehanna Bancshares, Inc.	2,276	20,803
SVB Financial Group *	578	33,547

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Texas Capital Bancshares, Inc. *	14,004	444,207
Tower Bancorp, Inc.	255	7,851
Trustco Bank Corp. NY	1,765	9,866
Trustmark Corp.	908	21,402
UMB Financial Corp.	50,204	1,936,870
Umpqua Holdings Corp.	30,259	368,252
United Bankshares, Inc.	560	15,630
ViewPoint Financial Group	308	4,186
Webster Financial Corp.	1,023	21,688
WesBanco, Inc.	200	3,992
Westamerica Bancorp	428	19,881
Western Alliance Bancorp *	1,158	9,252
Wilshire Bancorp, Inc. *	1,173	4,106
Wintrust Financial Corp.	539	16,520

		10,945,334

Capital Goods 11.6%
A.O. Smith Corp.	543	23,067
AAON, Inc.	212	4,293
AAR Corp.	612	12,968
Accuride Corp. *	845	6,329
Actuant Corp., Class A	25,443	644,980
Acuity Brands, Inc.	435	25,330
Aegion Corp. *	602	10,276
Aerovironment, Inc. *	60,016	1,672,646
Aircastle Ltd.	931	13,127
Albany International Corp., Class A	494	11,866
Altra Holdings, Inc. *	222	4,260
Ameresco, Inc., Class A *	318	4,169
American Science & Engineering, Inc.	132	9,438
Apogee Enterprises, Inc.	303	4,166
Applied Industrial Technologies, Inc.	598	23,071
Astec Industries, Inc. *	123	4,160
AZZ, Inc.	95	4,664
Barnes Group, Inc.	804	20,333
Beacon Roofing Supply, Inc. *	650	14,859
Belden, Inc.	629	24,663
Blount International, Inc. *	806	13,235
Brady Corp., Class A	675	21,850
Briggs & Stratton Corp.	735	11,473
Cascade Corp.	77	4,375
Ceradyne, Inc. *	252	8,339
Chart Industries, Inc. *	417	23,252
Chicago Bridge & Iron Co., N.V., NY Shares	51,793	2,205,346
CIRCOR International, Inc.	136	5,156
CLARCOR, Inc.	6,126	314,938
Colfax Corp. *	84,811	2,574,862
Comfort Systems USA, Inc.	363	4,341
Cubic Corp.	95	4,393
Curtiss-Wright Corp.	628	23,462
DigitalGlobe, Inc. *	595	9,336
Douglas Dynamics, Inc.	521	7,091
DXP Enterprises, Inc. *	129	4,351
Dycom Industries, Inc. *	604	12,908
EMCOR Group, Inc.	805	23,208
Encore Wire Corp.	156	4,259
EnerSys *	680	19,706
EnPro Industries, Inc. *	360	12,712
ESCO Technologies, Inc.	450	13,532
Esterline Technologies Corp. *	423	25,866
Federal Signal Corp. *	998	4,222
Fortune Brands Home & Security, Inc. *	22,700	421,539
Franklin Electric Co., Inc.	40,876	2,046,253
FuelCell Energy, Inc. *	4,340	4,253
GenCorp, Inc. *	1,156	6,346
Generac Holdings, Inc. *	223	6,480
GeoEye, Inc. *	444	9,728
Gibraltar Industries, Inc. *	269	4,215
Global Power Equipment Group, Inc. *	165	4,232
Graham Corp.	193	4,211
Granite Construction, Inc.	602	16,031
Great Lakes Dredge & Dock Co.	907	5,805
Griffon Corp.	404	4,028
H&E Equipment Services, Inc. *	262	4,451
HEICO Corp.	7,518	418,001
Hexcel Corp. *	983	24,644
Houston Wire & Cable Co.	288	4,110
II-VI, Inc. *	636	14,634
Interline Brands, Inc. *	630	10,716
John Bean Technologies Corp.	586	9,616
Kadant, Inc. *	176	4,270
Kaman Corp.	176	5,486
Kaydon Corp.	501	17,094
Kratos Defense & Security Solutions, Inc. *	818	5,554
Layne Christensen Co. *	178	4,135
Lindsay Corp.	215	13,143
MasTec, Inc. *	904	14,726
Meritor, Inc. *	629	3,950
Miller Industries, Inc.	263	4,290
Moog, Inc., Class A *	513	21,864
MSC Industrial Direct Co., Inc., Class A	4,900	372,498
Mueller Industries, Inc.	346	15,297
Mueller Water Products, Inc., Class A	1,519	4,162
MYR Group, Inc. *	221	4,416
NACCO Industries, Inc., Class A	44	4,497
National Presto Industries, Inc.	42	4,104
Orbital Sciences Corp. *	730	10,578
PMFG, Inc. *	210	4,624
Primoris Services Corp.	575	9,148
Quanex Building Products Corp.	687	11,287
Raven Industries, Inc.	148	9,604
RBC Bearings, Inc. *	163	7,381
Regal-Beloit Corp.	10,500	596,085
Robbins & Myers, Inc.	549	26,659
RSC Holdings, Inc. *	997	21,126
Rush Enterprises, Inc., Class A *	275	6,328
Sauer-Danfoss, Inc. *	122	6,149
Seaboard Corp. *	2	3,883
Simpson Manufacturing Co., Inc.	565	18,295
Standex International Corp.	110	4,410
Sun Hydraulics Corp.	156	4,382
TAL International Group, Inc.	151	5,030
Taser International, Inc. *	900	4,284
Teledyne Technologies, Inc. *	502	28,494
Tennant Co.	211	8,119
Terex Corp. *	90,104	1,784,059
Textainer Group Holdings Ltd.	148	4,675
The Gorman-Rupp Co.	143	4,487
The Greenbrier Cos., Inc. *	274	6,097

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Manitowoc Co., Inc.	33,600	451,584
The Middleby Corp. *	176	16,922
Thermon Group Holdings, Inc. *	245	4,292
Titan International, Inc.	656	15,836
Titan Machinery, Inc. *	270	6,680
Trex Co., Inc. *	348	8,637
TriMas Corp. *	215	4,659
Triumph Group, Inc.	6,707	419,657
Tutor Perini Corp. *	625	9,494
Twin Disc, Inc.	158	4,887
United Rentals, Inc. *	16,927	647,289
Universal Forest Products, Inc.	133	4,225
USG Corp. *	1,143	14,676
Wabash National Corp. *	916	8,125
Wabtec Corp.	25,493	1,753,663
Watsco, Inc.	388	26,760
Watts Water Technologies, Inc., Class A	462	17,810
Woodward, Inc.	692	29,050
Xerium Technologies, Inc. *	627	5,474

		17,444,561

Commercial & Professional Supplies 3.8%
ABM Industries, Inc.	690	14,973
Acacia Research Corp. *	398	16,382
Acco Brands Corp. *	1,063	11,289
CBIZ, Inc. *	898	5,630
Clean Harbors, Inc. *	6,611	419,468
Consolidated Graphics, Inc. *	89	4,520
CoStar Group, Inc. *	364	20,628
Deluxe Corp.	638	16,314
Encore Capital Group, Inc. *	184	4,324
EnergySolutions, Inc. *	1,191	4,240
EnerNOC, Inc. *	684	6,259
Ennis, Inc.	287	4,747
Exponent, Inc. *	89	4,348
FTI Consulting, Inc. *	589	25,221
G&K Services, Inc., Class A	143	4,699
GP Strategies Corp. *	298	4,381
Healthcare Services Group, Inc.	1,005	18,783
Heidrick & Struggles International, Inc.	189	4,154
Herman Miller, Inc.	593	12,524
HNI Corp.	637	17,282
Huron Consulting Group, Inc. *	12,369	463,590
ICF International, Inc. *	382	10,826
InnerWorkings, Inc. *	698	7,699
Insperity, Inc.	154	4,315
Interface, Inc., Class A	784	10,419
Kelly Services, Inc., Class A	381	6,157
Kforce, Inc. *	663	8,248
Knoll, Inc.	699	11,156
Korn/Ferry International *	697	11,452
McGrath Rentcorp	152	4,840
Mine Safety Appliances Co.	375	12,802
Mistras Group, Inc. *	196	4,414
Mobile Mini, Inc. *	226	4,701
Navigant Consulting, Inc. *	664	8,506
On Assignment, Inc. *	355	3,979
Pendrell Corp. *	1,575	4,205
Portfolio Recovery Associates, Inc. *	139	9,028
Quad Graphics, Inc.	332	3,901
Resources Connection, Inc.	578	7,179
Rollins, Inc.	662	14,160
Steelcase, Inc., Class A	743	6,471
Sykes Enterprises, Inc. *	241	4,225
Team, Inc. *	369	10,771
Tetra Tech, Inc. *	608	14,063
The Advisory Board Co. *	28,722	2,190,914
The Brink’s Co.	692	19,507
The Corporate Executive Board Co.	54,460	2,141,912
The Geo Group, Inc. *	872	15,330
TrueBlue, Inc. *	715	11,805
UniFirst Corp.	132	7,970
United Stationers, Inc.	532	17,199
Viad Corp.	221	4,471
WCA Waste Corp. *	737	4,776

		5,681,157

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A	762	10,950
Arctic Cat, Inc. *	185	5,520
Brunswick Corp.	930	19,846
Callaway Golf Co.	1,416	9,487
Carter’s, Inc. *	636	26,661
Columbia Sportswear Co.	228	10,454
Crocs, Inc. *	839	15,958
Ethan Allen Interiors, Inc.	459	10,832
G-III Apparel Group Ltd. *	361	8,242
Harman International Industries, Inc.	42,751	1,804,092
Helen of Troy Ltd. *	487	15,667
Iconix Brand Group, Inc. *	627	11,543
iRobot Corp. *	262	8,656
JAKKS Pacific, Inc.	591	9,031
KB Home	1,344	12,123
La-Z-Boy, Inc. *	318	4,191
Leapfrog Enterprises, Inc. *	1,107	6,410
Liz Claiborne, Inc. *	757	7,040
M.D.C. Holdings, Inc.	642	12,724
Maidenform Brands, Inc. *	486	9,720
Meritage Homes Corp. *	482	11,664
Movado Group, Inc.	316	5,818
Oxford Industries, Inc.	234	11,918
Perry Ellis International, Inc. *	402	6,247
Quiksilver, Inc. *	989	4,411
Skechers U.S.A., Inc., Class A *	669	8,135
Skullcandy, Inc. *	320	4,304
Smith & Wesson Holding Corp. *	945	4,857
Standard Pacific Corp. *	1,079	3,928
Steven Madden Ltd. *	473	19,459
Sturm, Ruger & Co., Inc.	143	5,670
The Jones Group, Inc.	493	4,501
The Ryland Group, Inc.	644	11,721
The Warnaco Group, Inc. *	487	28,368
True Religion Apparel, Inc. *	421	15,257
Vera Bradley, Inc. *	125	4,478
Wolverine World Wide, Inc.	468	18,294
Zagg, Inc. *	483	4,820

		2,192,997

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 8.4%
AFC Enterprises, Inc. *	295	4,971
American Public Education, Inc. *	164	6,593
Ameristar Casinos, Inc.	577	11,286
Ascent Capital Group, Inc., Class A *	89	4,218
Bally Technologies, Inc. *	14,500	612,190
Biglari Holdings, Inc. *	11	4,355
BJ’s Restaurants, Inc. *	37,607	1,881,478
Bob Evans Farms, Inc.	412	14,556
Boyd Gaming Corp. *	838	7,349
Bravo Brio Restaurant Group, Inc. *	222	4,273
Bridgepoint Education, Inc. *	169	4,156
Buffalo Wild Wings, Inc. *	6,378	424,520
Capella Education Co. *	265	11,217
Caribou Coffee Co., Inc. *	259	4,393
CEC Entertainment, Inc.	132	4,642
Churchill Downs, Inc.	78	4,364
Coinstar, Inc. *	41,424	2,060,015
Corinthian Colleges, Inc. *	1,452	4,371
Cracker Barrel Old Country Store, Inc.	347	18,207
Denny’s Corp. *	1,027	4,406
DineEquity, Inc. *	126	5,987
Domino’s Pizza, Inc. *	707	23,084
Gaylord Entertainment Co. *	449	12,594
Grand Canyon Education, Inc. *	138,006	2,315,741
Hillenbrand, Inc.	654	15,336
International Speedway Corp., Class A	500	12,895
Interval Leisure Group, Inc. *	313	4,257
Jack in the Box, Inc. *	629	13,335
K12, Inc. *	484	10,837
Krispy Kreme Doughnuts, Inc. *	638	4,677
LIFE TIME FITNESS, Inc. *	580	28,501
Lincoln Educational Services Corp.	751	6,556
Marriott Vacations Worldwide Corp. *	22,100	458,575
Matthews International Corp., Class A	217	7,152
Orient-Express Hotels Ltd., Class A *	76,314	645,616
P.F. Chang’s China Bistro, Inc.	375	12,210
Papa John’s International, Inc. *	324	12,552
Peet’s Coffee & Tea, Inc. *	6,939	422,030
Pinnacle Entertainment, Inc. *	404	3,919
Red Robin Gourmet Burgers, Inc. *	45,157	1,386,771
Regis Corp.	927	15,889
Ruby Tuesday, Inc. *	766	5,753
Scientific Games Corp., Class A *	564	6,311
Shuffle Master, Inc. *	606	7,757
Six Flags Entertainment Corp.	583	25,553
Sonic Corp. *	749	5,131
Sotheby’s (a)	713	23,907
Steiner Leisure Ltd. *	8,292	409,459
Stewart Enterprises, Inc., Class A	708	4,354
Strayer Education, Inc.	108	11,750
Texas Roadhouse, Inc.	97,780	1,482,345
The Cheesecake Factory, Inc. *	815	24,108
Universal Technical Institute, Inc. *	534	7,449
Vail Resorts, Inc.	346	15,089

		12,539,040

Diversified Financials 3.5%
Advance America Cash Advance Centers, Inc.	779	6,131
Apollo Investment Corp.	2,835	21,858
Arlington Asset Investment Corp., Class A	252	5,645
Artio Global Investors, Inc.	947	4,252
BGC Partners, Inc., Class A	949	5,941
BlackRock Kelso Capital Corp.	1,294	11,737
Cash America International, Inc.	248	10,877
Cohen & Steers, Inc.	135	4,559
Compass Diversified Holdings	761	10,669
Credit Acceptance Corp. *	52	4,390
DFC Global Corp. *	729	14,361
Duff & Phelps Corp., Class A	266	4,078
Evercore Partners, Inc., Class A	390	10,994
Ezcorp, Inc., Class A *	574	15,395
Fifth Street Finance Corp.	1,119	10,899
Financial Engines, Inc. *	398	9,532
First Cash Financial Services, Inc. *	374	15,053
GAMCO Investors, Inc., Class A	15,527	722,005
GFI Group, Inc.	943	4,366
Gladstone Capital Corp.	710	6,355
Gladstone Investment Corp.	774	6,293
Hercules Technology Growth Capital, Inc.	939	8,949
HFF, Inc., Class A *	301	4,247
INTL FCStone, Inc. *	177	4,545
Investment Technology Group, Inc. *	843	9,560
KBW, Inc.	618	10,710
Knight Capital Group, Inc., Class A *	952	12,366
Main Street Capital Corp.	456	10,091
Manning & Napier, Inc. *	323	4,280
MarketAxess Holdings, Inc.	468	14,531
MCG Capital Corp.	1,016	4,755
Medley Capital Corp.	387	4,307
Nelnet, Inc., Class A	172	4,240
Netspend Holdings, Inc. *	723	6,312
New Mountain Finance Corp.	396	5,239
PennantPark Investment Corp.	925	9,537
PHH Corp. *	998	11,567
PICO Holdings, Inc. *	205	4,524
Piper Jaffray Cos., Inc. *	351	7,810
Prospect Capital Corp.	1,664	17,172
Safeguard Scientifics, Inc. *	247	3,927
Solar Capital Ltd.	608	13,893
Stifel Financial Corp. *	71,835	2,590,370
TICC Capital Corp.	806	7,536
Triangle Capital Corp.	472	9,195
Virtus Investment Partners, Inc. *	53	4,207
Waddell & Reed Financial, Inc., Class A	58,221	1,598,166
Walter Investment Management Corp.	227	4,249
World Acceptance Corp. *	233	14,847

		5,306,522

Energy 7.4%
Alon USA Energy, Inc.	425	4,106
Amyris, Inc. *	611	5,481
Apco Oil & Gas International, Inc.	55	4,248

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Approach Resources, Inc. *	210	7,377
ATP Oil & Gas Corp. *	884	6,223
Atwood Oceanics, Inc. *	40,875	1,879,433
Basic Energy Services, Inc. *	520	9,365
Berry Petroleum Co., Class A	613	27,591
Bill Barrett Corp. *	690	19,058
BPZ Resources, Inc. *	1,313	4,280
Bristow Group, Inc.	445	21,832
C&J Energy Services, Inc. *	233	3,879
Callon Petroleum Co. *	775	4,650
Carrizo Oil & Gas, Inc. *	289	7,020
Cheniere Energy, Inc. *	1,331	17,023
Clayton Williams Energy, Inc. *	52	4,232
Clean Energy Fuels Corp. *	303	4,533
Cloud Peak Energy, Inc. *	915	17,339
Complete Production Services, Inc. *	795	26,792
Comstock Resources, Inc. *	112,722	1,357,173
Contango Oil & Gas Co. *	24,015	1,495,654
Crosstex Energy, Inc.	733	9,206
CVR Energy, Inc. *	858	21,399
Dawson Geophysical Co. *	123	4,378
Dril-Quip, Inc. *	6,239	411,587
Endeavour International Corp. *	440	4,655
Energy Partners Ltd. *	533	8,517
Energy XXI (Bermuda) Ltd. *	756	24,819
Exterran Holdings, Inc. *	749	6,951
Frontline Ltd.	849	4,270
FX Energy, Inc. *	805	4,444
GeoResources, Inc. *	347	10,622
Global Geophysical Services, Inc. *	44,608	401,918
Golar LNG Ltd.	367	15,047
Goodrich Petroleum Corp. *	564	9,735
Green Plains Renewable Energy, Inc. *	581	6,594
Gulf Island Fabrication, Inc.	137	4,158
GulfMark Offshore, Inc., Class A *	286	13,076
Gulfport Energy Corp. *	631	20,741
Harvest Natural Resources, Inc. *	691	4,754
Heckmann Corp. *	1,174	5,999
Helix Energy Solutions Group, Inc. *	986	16,220
Hercules Offshore, Inc. *	1,181	5,303
Hornbeck Offshore Services, Inc. *	15,376	502,641
Houston American Energy Corp. *	320	3,952
Hyperdynamics Corp. *	1,255	3,288
ION Geophysical Corp. *	987	7,333
James River Coal Co. *	650	4,089
Key Energy Services, Inc. *	1,733	25,094
Knightsbridge Tankers Ltd.	533	8,038
Kodiak Oil & Gas Corp. *	3,462	31,400
Lufkin Industries, Inc.	6,201	466,439
Magnum Hunter Resources Corp. *	1,297	7,639
Matrix Service Co. *	655	7,624
McMoRan Exploration Co. *	972	11,402
Mitcham Industries, Inc. *	316	6,939
Newpark Resources, Inc. *	976	7,945
Nordic American Tanker Shipping Ltd.	851	11,795
Northern Oil & Gas, Inc. *	13,174	329,350
Oasis Petroleum, Inc. *	13,467	454,377
Overseas Shipholding Group, Inc.	35,077	445,829
OYO Geospace Corp. *	48	4,224
Parker Drilling Co. *	1,022	6,643
Patriot Coal Corp. *	1,578	11,993
Penn Virginia Corp.	909	4,209
Petroleum Development Corp. *	405	12,608
PetroQuest Energy, Inc. *	764	4,905
Pioneer Drilling Co. *	762	6,797
Precision Drilling Corp. *	162,788	1,663,693
Rentech, Inc. *	2,658	4,678
Resolute Energy Corp. *	676	7,605
Rex Energy Corp. *	397	3,756
Rosetta Resources, Inc. *	11,374	545,838
SemGroup Corp., Class A *	637	16,861
Ship Finance International Ltd.	846	9,501
Stone Energy Corp. *	671	18,822
Swift Energy Co. *	615	20,387
Targa Resources Corp.	259	10,733
Teekay Tankers Ltd., Class A	1,281	5,752
Tesco Corp. *	617	8,564
TETRA Technologies, Inc. *	724	6,762
Triangle Petroleum Corp. *	1,061	7,257
Uranium Energy Corp. *	1,212	4,363
VAALCO Energy, Inc. *	727	4,522
Venoco, Inc. *	404	4,286
W&T Offshore, Inc.	463	10,005
Western Refining, Inc.	722	11,935
Willbros Group, Inc. *	1,078	4,592
World Fuel Services Corp.	9,836	446,358

		11,144,505

Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	521	26,540
PriceSmart, Inc.	7,646	509,606
Rite Aid Corp. *	3,876	5,388
Ruddick Corp.	642	25,898
Spartan Stores, Inc.	232	4,348
Susser Holdings Corp. *	282	6,726
The Andersons, Inc.	312	12,651
The Fresh Market, Inc. *	321	13,822
The Pantry, Inc. *	590	7,104
United Natural Foods, Inc. *	44,029	1,939,477
Weis Markets, Inc.	99	4,185
Winn-Dixie Stores, Inc. *	1,087	10,272

		2,566,017

Food, Beverage & Tobacco 1.4%
B&G Foods, Inc.	714	16,179
Cal-Maine Foods, Inc.	152	5,770
Central European Distribution Corp. *	1,113	4,563
Chiquita Brands International, Inc. *	800	7,032
Darling International, Inc. *	1,618	24,723
Diamond Foods, Inc.	204	7,413
Dole Food Co., Inc. *	875	8,400
Fresh Del Monte Produce, Inc.	595	14,566
J & J Snack Foods Corp.	85	4,338
Lancaster Colony Corp.	278	19,318
Pilgrim’s Pride Corp. *	845	4,546
Sanderson Farms, Inc.	338	17,218
Smart Balance, Inc. *	827	4,383
Snyders-Lance, Inc.	733	16,852
The Boston Beer Co., Inc., Class A *	137	13,707
The Hain Celestial Group, Inc. *	529	20,414
Tootsie Roll Industries, Inc.	446	10,811

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TreeHouse Foods, Inc. *	32,701	1,848,914
Universal Corp.	361	16,202
Vector Group Ltd.	797	13,876

		2,079,225

Health Care Equipment & Services 10.6%
Abaxis, Inc. *	408	11,049
ABIOMED, Inc. *	597	11,051
Accretive Health, Inc. *	626	16,796
Accuray, Inc. *	991	5,599
Air Methods Corp. *	6,881	580,068
Align Technology, Inc. *	17,654	415,928
Almost Family, Inc. *	319	6,010
Amedisys, Inc. *	769	8,075
American Dental Partners, Inc. *	397	7,531
AMERIGROUP Corp. *	25,137	1,709,567
AmSurg Corp. *	525	13,519
Analogic Corp.	34,847	1,976,870
ArthroCare Corp. *	454	14,033
athenahealth, Inc. *	38,835	2,259,420
Atrion Corp.	18	4,399
Bio-Reference Laboratories, Inc. *	508	9,830
BioScrip, Inc. *	788	4,263
Cantel Medical Corp.	131	4,136
Centene Corp. *	10,677	482,600
Chemed Corp.	304	17,067
Computer Programs & Systems, Inc.	209	11,965
Conceptus, Inc. *	719	8,901
CONMED Corp. *	474	13,936
Cyberonics, Inc. *	449	14,593
DexCom, Inc. *	86,290	946,601
Emeritus Corp. *	252	4,400
Endologix, Inc. *	786	10,202
Ensign Group, Inc.	165	4,374
Gentiva Health Services, Inc. *	688	4,995
Greatbatch, Inc. *	463	10,843
Haemonetics Corp. *	363	23,581
Hanger Orthopedic Group, Inc. *	606	11,872
Health Management Associates, Inc., Class A *	246,417	1,579,533
HealthSouth Corp. *	1,124	21,682
HealthStream, Inc. *	236	4,385
Healthways, Inc. *	898	6,789
HeartWare International, Inc. *	80	5,538
HMS Holdings Corp. *	12,265	404,868
ICU Medical, Inc. *	234	10,874
Insulet Corp. *	326	6,347
Integra LifeSciences Holdings *	303	8,945
Invacare Corp.	587	10,026
IPC The Hospitalist Co. *	160	5,390
Kindred Healthcare, Inc. *	372	4,564
Landauer, Inc.	74	4,205
LHC Group, Inc. *	471	6,980
Magellan Health Services, Inc. *	249	12,156
MAKO Surgical Corp. *	254	9,088
Masimo Corp. *	18,617	398,404
MedAssets, Inc. *	683	7,213
Medidata Solutions, Inc. *	446	9,321
Merge Healthcare, Inc. *	1,173	6,428
Meridian Bioscience, Inc.	687	11,981
Merit Medical Systems, Inc. *	791	11,161
Metropolitan Health Networks, Inc. *	514	4,122
Molina Healthcare, Inc. *	183	5,602
MWI Veterinary Supply, Inc. *	92	7,223
National Healthcare Corp.	93	4,123
Natus Medical, Inc. *	707	7,996
Neogen Corp. *	141	4,592
NuVasive, Inc. *	793	12,292
NxStage Medical, Inc. *	678	12,163
Omnicell, Inc. *	632	9,783
OraSure Technologies, Inc. *	921	10,251
Orthofix International N.V. *	107	4,296
Owens & Minor, Inc.	706	21,469
PharMerica Corp. *	487	6,112
Providence Service Corp. *	286	4,316
PSS World Medical, Inc. *	815	19,780
Quality Systems, Inc.	386	15,656
Quidel Corp. *	607	8,680
Rockwell Medical Technologies, Inc. *	418	4,527
Select Medical Holdings Corp. *	656	5,438
SonoSite, Inc. *	238	12,831
STAAR Surgical Co. *	395	4,302
STERIS Corp.	643	19,341
Sun Healthcare Group, Inc. *	1,071	4,862
Sunrise Senior Living, Inc. *	617	4,387
SXC Health Solutions Corp. *	11,900	750,414
Symmetry Medical, Inc. *	969	7,277
Synovis Life Technologies, Inc. *	281	7,860
Team Health Holdings, Inc. *	509	10,485
Teleflex, Inc.	29,976	1,834,231
Triple-S Management Corp., Class B *	424	9,044
U.S. Physical Therapy, Inc.	28,100	573,240
Universal American Corp.	375	4,121
Volcano Corp. *	13,013	365,015
WellCare Health Plans, Inc. *	7,251	433,320
West Pharmaceutical Services, Inc.	288	11,658
Wright Medical Group, Inc. *	704	11,933
Zoll Medical Corp. *	7,995	548,297

		15,950,991

Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	440	4,162
Elizabeth Arden, Inc. *	15,472	556,528
Medifast, Inc. *	424	6,988
Nu Skin Enterprises, Inc., Class A	8,872	443,157
Prestige Brands Holdings, Inc. *	579	7,434
Spectrum Brands Holdings, Inc. *	336	9,727
WD-40 Co.	99	4,330

		1,032,326

Insurance 0.3%
Alterra Capital Holdings Ltd.	1,229	29,705
American Equity Investment Life Holding Co.	1,010	11,645
American Safety Insurance Holdings Ltd. *	205	4,459
AMERISAFE, Inc. *	181	4,449
AmTrust Financial Services, Inc.	441	11,435
Argo Group International Holdings Ltd.	467	13,454
Citizens, Inc. *	419	4,320

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNO Financial Group, Inc. *	1,999	13,433
Delphi Financial Group, Inc., Class A	656	29,199
eHealth, Inc. *	275	4,450
Employers Holdings, Inc.	404	7,256
Enstar Group Ltd. *	43	4,280
FBL Financial Group, Inc., Class A	152	5,280
First American Financial Corp.	1,317	19,518
Flagstone Reinsurance Holdings S.A.	502	4,382
Greenlight Capital Re Ltd., Class A *	491	12,604
Harleysville Group, Inc.	214	12,095
Horace Mann Educators Corp.	728	11,386
Infinity Property & Casualty Corp.	74	4,313
Maiden Holdings Ltd.	628	5,853
Meadowbrook Insurance Group, Inc.	979	9,761
Montpelier Re Holdings Ltd.	642	11,152
National Financial Partners Corp. *	758	11,673
OneBeacon Insurance Group Ltd., Class A	282	4,478
Platinum Underwriters Holdings Ltd.	556	19,043
Primerica, Inc.	562	13,769
ProAssurance Corp.	408	33,305
RLI Corp.	269	19,185
Safety Insurance Group, Inc.	100	4,191
Selective Insurance Group, Inc.	861	15,481
Symetra Financial Corp.	1,224	11,285
The Navigators Group, Inc. *	89	4,252
Tower Group, Inc.	623	13,451
United Fire & Casualty Co.	216	4,240

		388,782

Materials 3.1%
A. M. Castle & Co. *	579	6,004
A. Schulman, Inc.	536	13,132
AMCOL International Corp. (a)	426	12,167
American Vanguard Corp.	536	8,056
Balchem Corp.	442	16,725
Boise, Inc.	1,320	10,085
Buckeye Technologies, Inc.	577	19,347
Calgon Carbon Corp. *	747	12,206
Carpenter Technology Corp.	6,900	362,112
Century Aluminum Co. *	687	6,891
Chemtura Corp. *	824	11,577
Clearwater Paper Corp. *	378	13,805
Coeur d’Alene Mines Corp. *	1,200	33,192
Deltic Timber Corp.	66	4,496
Eagle Materials, Inc.	659	19,381
Ferro Corp. *	1,023	6,915
Flotek Industries, Inc. *	880	10,331
FutureFuel Corp.	348	4,152
General Moly, Inc. *	1,289	4,795
Georgia Gulf Corp. *	279	9,779
Globe Specialty Metals, Inc.	678	9,275
Gold Resource Corp.	176	4,634
Golden Star Resources Ltd. *	2,473	5,342
Graphic Packaging Holding Co. *	1,045	5,235
H.B. Fuller Co.	728	20,835
Haynes International, Inc.	111	6,744
Hecla Mining Co.	2,397	12,608
Horsehead Holding Corp. *	628	6,833
Innophos Holdings, Inc.	339	16,923
Innospec, Inc. *	159	5,147
Jaguar Mining, Inc. *	1,451	10,433
Kaiser Aluminum Corp.	122	6,024
KapStone Paper & Packaging Corp. *	645	11,262
Koppers Holdings, Inc.	348	13,221
Kraton Performance Polymers, Inc. *	526	14,959
Louisiana-Pacific Corp. *	1,105	9,415
LSB Industries, Inc. *	330	11,567
Materion Corp. *	153	4,500
McEwen Mining, Inc. *	2,019	11,710
Minerals Technologies, Inc.	149	9,454
Myers Industries, Inc.	598	7,959
Neenah Paper, Inc.	178	4,231
NewMarket Corp.	86	18,592
Noranda Aluminum Holding Corp.	508	5,329
Olin Corp.	771	17,116
OM Group, Inc. *	512	13,891
P.H. Glatfelter Co.	627	9,267
PolyOne Corp.	832	11,997
Quaker Chemical Corp.	100	4,430
Royal Gold, Inc.	12,552	955,709
RTI International Metals, Inc. *	266	6,695
Schweitzer-Mauduit International, Inc.	142	9,873
Sensient Technologies Corp.	688	27,259
Silgan Holdings, Inc.	10,700	444,692
Stepan Co.	50	4,297
Stillwater Mining Co. *	1,017	13,099
SunCoke Energy, Inc. *	1,128	15,149
Texas Industries, Inc.	165	5,158
Thompson Creek Metals Co, Inc. *	2,263	19,077
TPC Group, Inc. *	140	4,599
Tredegar Corp.	172	4,242
Wausau Paper Corp.	1,052	9,089
Westlake Chemical Corp.	38,309	2,239,161
Worthington Industries, Inc.	699	12,869
Zep, Inc.	264	4,324

		4,649,373

Media 2.5%
Arbitron, Inc.	430	15,355
Belo Corp., Class A	789	5,862
Central European Media Enterprises Ltd., Class A *	775	5,417
Cinemark Holdings, Inc.	878	17,314
Digital Generation, Inc. *	620	8,618
Entercom Communications Corp., Class A *	797	6,153
Harte-Hanks, Inc.	433	4,179
Knology, Inc. *	291	4,385
Lions Gate Entertainment Corp. *	765	7,711
Live Nation Entertainment, Inc. *	1,257	12,922
Meredith Corp.	551	17,351
Morningstar, Inc.	34,235	2,044,514
National CineMedia, Inc.	340	4,631
Scholastic Corp.	454	13,398
Sinclair Broadcast Group, Inc., Class A	709	8,707
The E.W. Scripps Co., Class A *	173,445	1,469,079
The New York Times Co., Class A *	1,084	8,076
Valassis Communications, Inc. *	720	16,380

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Wrestling Entertainment, Inc., Class A	671	6,368

		3,676,420

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Achillion Pharmaceuticals, Inc. *	937	10,391
Acorda Therapeutics, Inc. *	622	15,880
Affymax, Inc. *	969	7,742
Affymetrix, Inc. *	895	4,305
Akorn, Inc. *	51,878	594,522
Alkermes PLC *	1,122	21,105
Alnylam Pharmaceuticals, Inc. *	736	8,508
AMAG Pharmaceuticals, Inc. *	267	4,384
Ardea Biosciences, Inc. *	430	7,822
ARIAD Pharmaceuticals, Inc. *	1,659	24,470
ArQule, Inc. *	603	4,764
Auxilium Pharmaceuticals, Inc. *	772	15,340
AVANIR Pharmaceuticals, Inc., Class A *	1,519	4,466
AVEO Pharmaceuticals, Inc. *	324	4,270
Cadence Pharmaceuticals, Inc. *	1,048	4,370
Cambrex Corp. *	771	6,060
Cepheid, Inc. *	7,209	317,629
Chelsea Therapeutics International Ltd. *	1,188	5,346
Cubist Pharmaceuticals, Inc. *	13,425	548,008
Curis, Inc. *	1,172	5,801
DepoMed, Inc. *	835	5,010
Dynavax Technologies Corp. *	1,233	4,291
Emergent Biosolutions, Inc. *	248	4,209
Endocyte, Inc. *	1,348	4,610
Enzon Pharmaceuticals, Inc. *	696	4,962
eResearch Technology, Inc. *	778	4,310
Exact Sciences Corp. *	46,946	438,476
Exelixis, Inc. *	955	5,081
Fluidigm Corp. *	308	4,580
Genomic Health, Inc. *	160	4,440
Halozyme Therapeutics, Inc. *	759	8,015
Hi-Tech Pharmacal Co., Inc. *	157	6,120
Idenix Pharmaceuticals, Inc. *	762	10,203
ImmunoGen, Inc. *	737	10,406
Immunomedics, Inc. *	1,236	4,351
Impax Laboratories, Inc. *	631	11,907
Incyte Corp. *	1,258	22,267
Inhibitex, Inc. *	910	23,232
InterMune, Inc. *	702	10,530
Ironwood Pharmaceuticals, Inc. *	546	8,190
Isis Pharmaceuticals, Inc. *	752	6,136
ISTA Pharmaceuticals, Inc. *	816	6,577
Jazz Pharmaceuticals Plc *	168	7,812
Luminex Corp. *	628	12,372
MannKind Corp. *	1,477	3,988
Maxygen, Inc. *	1,081	6,043
Medicis Pharmaceutical Corp., Class A	850	28,126
Medivation, Inc. *	365	20,225
Metabolix, Inc. *	1,587	4,206
Micromet, Inc. *	791	8,646
Momenta Pharmaceuticals, Inc. *	705	11,061
Myriad Genetics, Inc. *	20,900	494,494
Nektar Therapeutics *	841	5,256
Neurocrine Biosciences, Inc. *	976	9,077
NPS Pharmacuticals, Inc. *	890	6,835
Oncothyreon, Inc. *	1,086	7,396
Onyx Pharmaceuticals, Inc. *	8,840	361,910
Opko Health, Inc. *	837	4,403
Optimer Pharmaceuticals, Inc. *	696	9,027
Par Pharmaceutical Cos., Inc. *	537	19,391
PAREXEL International Corp. *	684	16,484
PDL BioPharma, Inc.	1,198	7,655
Pharmacyclics, Inc. *	671	12,333
Progenics Pharmaceuticals, Inc. *	448	4,319
Questcor Pharmaceuticals, Inc. *	697	24,695
Raptor Pharmaceutical Corp. *	1,137	8,141
Rigel Pharmaceuticals, Inc. *	707	6,907
Sagent Pharmaceuticals, Inc. *	206	4,575
Salix Pharmaceuticals Ltd. *	9,304	448,453
Savient Pharmaceuticals, Inc. *	1,802	4,559
Seattle Genetics, Inc. *	897	16,980
Sequenom, Inc. *	1,119	4,823
Spectrum Pharmaceuticals, Inc. *	786	11,059
Synta Pharmaceuticals Corp. *	1,116	5,167
The Medicines Co. *	692	13,923
Theravance, Inc. *	576	10,218
Trius Therapeutics, Inc. *	742	4,126
United Therapeutics Corp. *	27,493	1,352,106
Vical, Inc. *	1,240	4,352
ViroPharma, Inc. *	814	24,249
VIVUS, Inc. *	728	8,685
ZIOPHARM Oncology, Inc. *	1,050	5,575

		5,242,738

Real Estate 3.9%
Acadia Realty Trust	696	14,630
AG Mortgage Investment Trust, Inc.	290	5,525
Agree Realty Corp.	280	6,989
Alexander’s, Inc.	13	5,044
American Assets Trust, Inc.	198	4,384
American Campus Communities, Inc.	693	29,660
American Capital Mortgage Investment Corp.	312	6,109
Anworth Mortgage Asset Corp.	921	5,987
Apollo Commercial Real Estate Finance, Inc.	287	4,225
ARMOUR Residential REIT, Inc.	1,664	11,997
Ashford Hospitality Trust	944	8,505
Associated Estates Realty Corp.	745	12,449
BioMed Realty Trust, Inc.	2,022	37,549
Campus Crest Communities, Inc.	754	8,060
CapLease, Inc.	1,754	7,297
Capstead Mortgage Corp.	1,033	13,377
CBL & Associates Properties, Inc.	1,487	25,829
Cedar Realty Trust, Inc.	1,016	5,070
Chesapeake Lodging Trust	249	4,240
Cogdell Spencer, Inc.	1,493	6,345
Colonial Properties Trust	91,273	1,951,417
Colony Financial, Inc.	628	10,651
Coresite Realty Corp.	441	8,842
Cousins Properties, Inc.	947	6,979
CreXus Investment Corp.	1,040	11,513
CubeSmart	1,067	12,142
CYS Investments, Inc.	1,267	17,104

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DCT Industrial Trust, Inc.	2,844	15,699
DiamondRock Hospitality Co.	1,568	16,527
DuPont Fabros Technology, Inc.	765	19,507
Dynex Capital, Inc.	909	8,417
EastGroup Properties, Inc.	404	19,190
Education Realty Trust, Inc.	890	9,523
Entertainment Properties Trust	618	27,482
Equity Lifestyle Properties, Inc.	419	29,389
Equity One, Inc.	813	15,325
Excel Trust, Inc.	347	4,407
Extra Space Storage, Inc.	1,258	33,111
FelCor Lodging Trust, Inc. (a)*	1,063	4,050
First Industrial Realty Trust, Inc. *	851	9,769
First Potomac Realty Trust	864	12,856
Forestar Group, Inc. *	285	4,537
Franklin Street Properties Corp.	971	9,894
Getty Realty Corp.	550	9,218
Gladstone Commercial Corp.	236	4,276
Glimcher Realty Trust	1,394	13,424
Government Properties Income Trust	586	14,123
Hatteras Financial Corp.	1,022	28,371
Healthcare Realty Trust, Inc.	1,046	22,039
Hersha Hospitality Trust	1,259	6,836
Highwoods Properties, Inc.	905	29,946
Home Properties, Inc.	634	37,774
Hudson Pacific Properties, Inc.	283	4,350
Inland Real Estate Corp.	920	7,866
Invesco Mortgage Capital, Inc.	1,090	17,091
Investors Real Estate Trust	823	6,107
iStar Financial, Inc. *	1,083	7,559
Jones Lang LaSalle, Inc.	5,500	433,180
Kennedy-Wilson Holdings, Inc.	329	4,418
Kilroy Realty Corp.	705	29,349
LaSalle Hotel Properties	83,193	2,250,371
Lexington Realty Trust	1,146	9,856
LTC Properties, Inc.	485	15,496
Medical Properties Trust, Inc.	966	10,356
MFA Financial, Inc.	3,575	26,240
Mid-America Apartment Communities, Inc.	495	31,640
Monmouth Real Estate Investment Corp., Class A	459	4,273
National Health Investors, Inc.	197	9,537
National Retail Properties, Inc.	1,372	37,058
Newcastle Investment Corp.	846	4,535
NorthStar Realty Finance Corp.	1,614	8,038
Omega Healthcare Investors, Inc.	987	20,569
Parkway Properties, Inc.	612	5,918
Pebblebrook Hotel Trust	785	17,411
Pennsylvania Real Estate Investment Trust	728	8,940
PennyMac Mortgage Investment Trust	556	9,847
Post Properties, Inc.	678	30,300
Potlatch Corp.	346	10,560
PS Business Parks, Inc.	150	9,321
RAIT Financial Trust	1,193	6,717
Ramco-Gershenson Properties Trust	811	9,383
Redwood Trust, Inc.	913	10,728
Resource Capital Corp.	1,460	8,541
Retail Opportunity Investments Corp.	927	10,994
RLJ Lodging Trust	239	4,264
Sabra Health Care REIT, Inc.	722	10,267
Saul Centers, Inc.	205	7,306
Sovran Self Storage, Inc.	415	19,306
Starwood Property Trust, Inc.	1,301	25,630
Strategic Hotel & Resorts, Inc. *	1,356	8,421
Sun Communities, Inc.	354	14,199
Sunstone Hotel Investors, Inc. *	948	8,807
Tanger Factory Outlet Centers, Inc.	862	25,429
Tejon Ranch Co. *	159	4,532
Terreno Realty Corp.	299	4,222
Two Harbors Investment Corp.	1,347	13,376
Universal Health Realty Income Trust	106	4,239
Urstadt Biddle Properties, Class A	224	4,381
Washington Real Estate Investment Trust	714	21,277
Whitestone REIT, Class B	346	4,405

		5,904,219

Retailing 3.4%
Aaron’s, Inc.	69,989	1,862,407
Aeropostale, Inc. *	889	14,553
ANN, Inc. *	765	18,559
Asbury Automotive Group, Inc. *	518	11,867
Ascena Retail Group, Inc. *	638	22,566
Barnes & Noble, Inc. *	342	4,128
Bebe Stores, Inc.	766	6,710
Blue Nile, Inc. *	112	4,519
Body Central Corp. *	287	7,715
Brown Shoe Co., Inc.	764	7,220
Cabela’s, Inc. *	663	17,291
Charming Shoppes, Inc. *	1,261	6,255
Coldwater Creek, Inc. *	5,306	4,669
Collective Brands, Inc. *	978	16,293
Core-Mark Holding Co., Inc.	105	4,264
Cost Plus, Inc. *	530	7,182
DSW, Inc., Class A	8,200	409,754
Express, Inc. *	813	17,593
Fred’s, Inc., Class A	710	10,473
Genesco, Inc. *	345	21,069
GNC Holdings, Inc., Class A *	171	4,704
Group 1 Automotive, Inc.	189	10,081
Hibbett Sports, Inc. *	12,304	589,731
Hot Topic, Inc.	623	4,560
HSN, Inc.	580	20,700
Jos. A. Bank Clothiers, Inc. *	408	19,482
Kirkland’s, Inc. *	479	7,171
Lithia Motors, Inc., Class A	438	9,728
Lumber Liquidators Holdings, Inc. *	238	5,084
Monro Muffler Brake, Inc.	458	19,209
Office Depot, Inc. *	1,755	4,791
OfficeMax, Inc. *	1,012	5,596
Penske Automotive Group, Inc.	689	15,420
PetMed Express, Inc.	563	7,021
Pier 1 Imports, Inc. *	876	13,622
Pool Corp.	614	20,894
Rent-A-Center, Inc.	645	21,814
Rue21, Inc. *	182	4,406
Saks, Inc. *	932	9,301
Select Comfort Corp. *	480	12,038
Shutterfly, Inc. *	379	8,990
Sonic Automotive, Inc., Class A	732	11,412
Stage Stores, Inc.	586	9,013

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stein Mart, Inc. *	603	4,372
The Buckle, Inc.	219	9,555
The Cato Corp., Class A	166	4,450
The Children’s Place Retail Stores, Inc. *	385	19,208
The Finish Line, Inc., Class A	661	13,980
The Men’s Wearhouse, Inc.	598	20,625
The Pep Boys - Manny, Moe & Jack	705	10,575
Tractor Supply Co.	7,100	573,467
Tuesday Morning Corp. *	1,317	4,478
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,000	685,980
Vitamin Shoppe, Inc. *	9,084	388,250
VOXX International Corp. *	326	4,147
Zumiez, Inc. *	145	4,141

		5,053,083

Semiconductors & Semiconductor Equipment 1.7%
Advanced Energy Industries, Inc. *	615	6,544
Amkor Technology, Inc. *	1,019	5,839
Applied Micro Circuits Corp. *	734	5,747
ATMI, Inc. *	546	12,766
AXT, Inc. *	1,100	5,632
Brooks Automation, Inc.	753	8,072
Cabot Microelectronics Corp. *	357	18,000
Cavium, Inc. *	11,786	378,802
CEVA, Inc. *	12,992	350,914
Cirrus Logic, Inc. *	778	15,895
Cymer, Inc. *	437	21,758
Diodes, Inc. *	245	6,316
Entegris, Inc. *	1,145	10,969
Entropic Communications, Inc. *	936	5,466
FormFactor, Inc. *	849	4,372
FSI International, Inc. *	1,064	4,522
GT Advanced Technologies, Inc. *	983	8,473
Hittite Microwave Corp. *	440	24,209
Inphi Corp. *	298	4,372
Integrated Device Technology, Inc. *	1,097	6,955
Kulicke & Soffa Industries, Inc. *	653	7,059
Lattice Semiconductor Corp. *	1,055	7,174
LTX-Credence Corp. *	1,167	7,784
Micrel, Inc.	699	8,080
Microsemi Corp. *	812	16,061
Mindspeed Technologies, Inc. *	764	4,897
MIPS Technologies, Inc. *	911	5,348
MKS Instruments, Inc.	747	22,522
Monolithic Power Systems, Inc. *	591	9,687
Nanometrics, Inc. *	445	9,011
Netlogic Microsystems, Inc. *	880	43,824
OmniVision Technologies, Inc. *	807	10,741
Photronics, Inc. *	701	4,809
Power Integrations, Inc.	409	14,720
Rambus, Inc. *	947	6,904
RF Micro Devices, Inc. *	2,375	11,851
Rubicon Technology, Inc. *	447	4,841
Rudolph Technologies, Inc. *	648	6,629
Semtech Corp. *	17,521	499,349
Sigma Designs, Inc. *	842	5,077
Silicon Image, Inc. *	1,158	5,628
Silicon Laboratories, Inc. *	9,100	398,944
Spansion, Inc., Class A *	809	8,114
Standard Microsystems Corp. *	425	10,948
STR Holdings, Inc. *	612	6,542
Tessera Technologies, Inc. *	654	12,949
TriQuint Semiconductor, Inc. *	1,424	8,530
Ultratech, Inc. *	441	12,899
Veeco Instruments, Inc. *	644	15,720
Volterra Semiconductor Corp. *	16,499	497,775

		2,590,040

Software & Services 9.1%
Accelrys, Inc. *	576	4,314
ACI Worldwide, Inc. *	259	7,868
Actuate Corp. *	877	5,052
Acxiom Corp. *	649	8,904
Advent Software, Inc. *	537	14,096
Ancestry.com, Inc. *	231	6,838
Ariba, Inc. *	12,600	343,980
Aspen Technology, Inc. *	754	13,580
Bankrate, Inc. *	183	4,280
Blackbaud, Inc.	657	19,992
Bottomline Technologies, Inc. *	271	7,409
BroadSoft, Inc. *	148	4,126
CACI International, Inc., Class A *	379	22,243
Cardtronics, Inc. *	16,952	433,124
CommVault Systems, Inc. *	48,636	2,285,892
comScore, Inc. *	239	5,294
Concur Technologies, Inc. *	10,355	542,084
Constant Contact, Inc. *	187	4,671
Convergys Corp. *	920	12,245
Convio, Inc. *	400	6,372
Cornerstone OnDemand, Inc. *	235	4,286
CSG Systems International, Inc. *	605	9,843
DealerTrack Holdings, Inc. (a)*	16,927	462,615
DemandTec, Inc. *	689	9,081
Dice Holdings, Inc. *	775	7,339
Digital River, Inc. *	679	10,871
Earthlink, Inc.	768	5,537
Ebix, Inc.	353	8,747
Echo Global Logistics, Inc. *	27,700	464,252
Envestnet, Inc. *	355	4,086
EPIQ Systems, Inc.	706	8,606
Euronet Worldwide, Inc. *	376	6,903
Exlservice Holdings, Inc. *	220	5,311
Fair Isaac Corp.	462	16,743
Forrester Research, Inc. *	139	4,857
Global Cash Access Holdings, Inc. *	785	4,160
Heartland Payment Systems, Inc.	17,487	419,688
Higher One Holdings, Inc. *	570	9,656
iGATE Corp. *	257	4,683
Imperva, Inc. *	11,000	362,780
InfoSpace, Inc. *	750	9,232
Interactive Intelligence Group, Inc. *	317	8,182
Internap Network Services Corp. *	869	5,831
IntraLinks Holdings, Inc. *	807	5,528
j2 Global, Inc.	626	16,877
Jack Henry & Associates, Inc.	888	30,370
JDA Software Group, Inc. *	353	10,403
Kenexa Corp. *	483	11,602
Keynote Systems, Inc.	372	7,280
KIT Digital, Inc. *	838	9,076
Liquidity Services, Inc. *	165	5,694

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LivePerson, Inc. *	30,647	367,764
LogMeIn, Inc. *	153	6,094
LoopNet, Inc. *	439	7,033
Magma Design Automation, Inc. *	1,353	9,687
Manhattan Associates, Inc. *	142	6,232
ManTech International Corp., Class A	392	13,779
MAXIMUS, Inc.	382	17,201
Mentor Graphics Corp. *	830	11,512
MicroStrategy, Inc., Class A *	122	14,045
ModusLink Global Solutions, Inc.	891	5,097
MoneyGram International, Inc. *	348	6,459
Monotype Imaging Holdings, Inc. *	481	7,508
Move, Inc. *	1,041	7,495
NetScout Systems, Inc. *	235	4,855
NetSuite, Inc. *	221	9,255
NIC, Inc.	407	5,092
OpenTable, Inc. *	363	17,486
Opnet Technologies, Inc.	132	4,679
Parametric Technology Corp. *	1,199	30,179
Pegasystems, Inc.	340	9,642
Progress Software Corp. *	666	15,538
PROS Holdings, Inc. *	257	4,169
QLIK Technologies, Inc. *	668	18,838
Quest Software, Inc. *	876	17,827
QuinStreet, Inc. *	551	5,301
Rackspace Hosting, Inc. *	13,300	577,353
RealPage, Inc. *	20,105	517,101
Responsys, Inc. *	367	4,305
Sapient Corp.	968	12,487
SeaChange International, Inc. *	132,976	954,768
ServiceSource International, Inc. *	23,262	393,593
Solarwinds, Inc. *	691	21,842
Sourcefire, Inc. *	450	13,959
SS&C Technologies Holdings, Inc. *	511	9,591
Stamps.com, Inc. *	166	5,148
SuccessFactors, Inc. *	1,078	42,904
Synchronoss Technologies, Inc. *	435	14,538
Syntel, Inc.	93	4,364
Take-Two Interactive Software, Inc. *	938	14,633
Taleo Corp., Class A *	16,293	586,711
Tangoe, Inc. *	277	4,016
TeleTech Holdings, Inc. *	251	4,257
The Active Network, Inc. *	294	4,375
The Ultimate Software Group, Inc. *	17,642	1,176,545
TiVo, Inc. *	997	10,349
TNS, Inc. *	238	4,389
Travelzoo, Inc. *	203	5,239
Tyler Technologies, Inc. *	466	16,371
Unisys Corp. *	643	13,484
United Online, Inc.	776	4,408
ValueClick, Inc. *	1,161	20,248
VASCO Data Security International, Inc. *	162,150	1,366,924
Verint Systems, Inc. *	391	11,069
Virnetx Holding Corp. *	309	7,175
Vocus, Inc. *	207	4,755
Web.com Group, Inc. *	329	4,211
Websense, Inc. *	78,023	1,474,635
Wright Express Corp. *	524	28,673
XO Group, Inc. *	687	5,661
Zillow, Inc. *	198	5,839
Zix Corp. *	1,368	4,131

		13,675,301

Technology Hardware & Equipment 5.4%
3D Systems Corp. *	708	13,537
Acme Packet, Inc. *	61,507	1,797,850
ADTRAN, Inc.	638	22,094
Aeroflex Holding Corp. *	348	4,409
Anaren, Inc. *	249	4,338
Anixter International, Inc. *	400	26,204
Arris Group, Inc. *	1,232	14,390
Aruba Networks, Inc. *	18,004	399,329
Avid Technology, Inc. *	773	7,490
Badger Meter, Inc.	136	4,371
Benchmark Electronics, Inc. *	698	12,006
Black Box Corp.	134	4,143
Blue Coat Systems, Inc. *	668	17,208
Brightpoint, Inc. *	556	6,516
Calix, Inc. *	848	6,419
Ceragon Networks Ltd. *	117,617	975,045
Checkpoint Systems, Inc. *	842	8,858
Cognex Corp.	384	15,955
Coherent, Inc. *	204	11,400
Comtech Telecommunications Corp.	372	11,480
Cray, Inc. *	899	6,707
Daktronics, Inc.	790	8,643
DTS, Inc. *	346	9,802
Electro Rent Corp.	245	4,187
Electro Scientific Industries, Inc.	263	3,992
Electronics for Imaging, Inc. *	400	6,864
Emulex Corp. *	794	8,289
Extreme Networks, Inc. *	1,418	4,594
Fabrinet *	249	4,101
FARO Technologies, Inc. *	117	6,351
FEI Co. *	544	23,969
Finisar Corp. *	849	17,201
GSI Group, Inc. *	370	4,274
Harmonic, Inc. *	788	4,626
Imation Corp. *	928	5,503
Infinera Corp. *	804	5,741
Insight Enterprises, Inc. *	288	5,316
InterDigital, Inc.	644	24,034
Intermec, Inc. *	768	6,482
InvenSense, Inc. *	302	4,980
Ixia *	136,348	1,664,809
KEMET Corp. *	769	7,067
Littelfuse, Inc.	184	9,331
Loral Space & Communications, Inc. *	67	4,620
Maxwell Technologies, Inc. *	474	9,698
Measurement Specialties, Inc. *	130	4,225
Mercury Computer Systems, Inc. *	573	7,672
Meru Networks, Inc. *	60,122	296,401
Methode Electronics, Inc.	461	4,578
MTS Systems Corp.	124	5,690
Multi-Fineline Electronix, Inc. *	162	4,027
NETGEAR, Inc. *	58,188	2,317,046
Newport Corp. *	655	12,098
Novatel Wireless, Inc. *	1,418	4,070
Oclaro, Inc. *	1,014	4,198
OCZ Technology Group, Inc. *	1,106	9,324
Oplink Communications, Inc. *	255	4,776

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OSI Systems, Inc. *	150	8,060
Park Electrochemical Corp.	140	4,252
Plantronics, Inc.	614	22,865
Plexus Corp. *	305	11,056
Power-One, Inc. *	894	3,880
Procera Networks, Inc. *	283	4,763
Quantum Corp. *	1,535	3,868
RealD, Inc. *	770	6,753
Rofin-Sinar Technologies, Inc. *	272	7,717
Rogers Corp. *	112	4,304
Sanmina-SCI Corp. *	749	8,224
ScanSource, Inc. *	206	7,739
ShoreTel, Inc. *	692	4,533
Silicon Graphics International Corp. *	664	9,057
Sonus Networks, Inc. *	1,630	4,205
STEC, Inc. *	805	7,615
Stratasys, Inc. *	156	5,733
Super Micro Computer, Inc. *	549	9,267
Sycamore Networks, Inc. *	216	4,195
Synaptics, Inc. *	496	19,002
SYNNEX Corp. *	408	14,761
TTM Technologies, Inc. *	856	10,503
Universal Display Corp. *	348	14,654
ViaSat, Inc. *	510	24,245
Xyratex Ltd.	591	9,385

		8,128,964

Telecommunication Services 0.1%
AboveNet, Inc. *	332	22,061
Alaska Communications Systems Group, Inc.	1,477	4,018
Cincinnati Bell, Inc. *	1,476	5,092
Cogent Communications Group, Inc. *	281	4,283
Consolidated Communications Holdings, Inc.	529	10,046
General Communication, Inc., Class A *	408	4,247
inContact, Inc. *	1,012	5,060
Iridium Communications, Inc. *	770	6,152
Leap Wireless International, Inc. *	755	6,463
Neutral Tandem, Inc. *	360	4,424
NTELOS Holdings Corp.	303	6,918
Premiere Global Services, Inc. *	473	4,162
USA Mobility, Inc.	547	7,740

		90,666

Transportation 2.1%
Air Transport Services Group, Inc. *	834	5,012
Alaska Air Group, Inc. *	431	32,812
Allegiant Travel Co. *	131	7,201
AMERCO	59	5,707
Arkansas Best Corp.	487	8,825
Atlas Air Worldwide Holdings, Inc. *	402	19,149
Avis Budget Group, Inc. *	1,017	14,594
Dollar Thrifty Automotive Group, Inc. *	394	29,018
Forward Air Corp.	55,369	1,937,915
Genco Shipping & Trading Ltd. *	897	6,279
Genesee & Wyoming, Inc., Class A *	529	32,851
Hawaiian Holdings, Inc. *	681	4,740
Heartland Express, Inc.	583	8,640
Hub Group, Inc., Class A *	13,609	465,836
JetBlue Airways Corp. (a)*	2,129	12,625
Knight Transportation, Inc. (a)	763	13,436
Old Dominion Freight Line, Inc. *	12,554	535,052
Pacer International, Inc. *	762	4,603
RailAmerica, Inc. *	517	7,724
Roadrunner Transportation Systems, Inc. *	377	5,670
SkyWest, Inc.	318	4,070
Spirit Airlines, Inc. *	270	4,533
Swift Transportation Co. *	1,141	13,156
US Airways Group, Inc. *	1,619	13,664
Werner Enterprises, Inc.	547	14,293
Zipcar, Inc. *	286	4,536

		3,211,941

Utilities 0.3%
Allete, Inc.	473	19,606
American States Water Co.	334	12,081
Atlantic Power Corp.	1,045	15,497
Avista Corp.	670	16,978
Black Hills Corp.	339	11,445
California Water Service Group	614	11,328
Central Vermont Public Service Corp.	274	9,636
CH Energy Group, Inc.	114	6,484
Chesapeake Utilities Corp.	100	4,302
Cleco Corp.	792	31,490
El Paso Electric Co.	612	21,297
IDACORP, Inc.	593	24,995
MGE Energy, Inc.	177	7,940
New Jersey Resources Corp.	569	27,153
Northwest Natural Gas Co.	399	18,972
NorthWestern Corp.	542	19,046
Ormat Technologies, Inc.	443	7,199
Otter Tail Corp.	608	13,431
Piedmont Natural Gas Co., Inc.	906	29,825
PNM Resources, Inc.	744	13,251
Portland General Electric Co.	766	19,104
South Jersey Industries, Inc.	425	23,324
Southwest Gas Corp.	635	26,543
The Empire District Electric Co.	692	14,414
The Laclede Group, Inc.	160	6,666
UIL Holdings Corp.	691	23,895
Unisource Energy Corp.	541	20,158
WGL Holdings, Inc.	614	26,187

		482,247

Total Common Stock
(Cost $112,850,018)		140,084,890

Other Investment Company 5.4% of net assets

Money Market Fund 5.4%
State Street Institutional U.S. Government Money Market Fund	8,134,442	8,134,442

Total Other Investment Company
(Cost $8,134,442)		8,134,442

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

U.S. Treasury Obligations 1.3%
U.S. Treasury Bills
(0.01)%, 03/15/12 (a)(b)	1,900,000	1,900,011
0.00%, 03/15/12 (a)(b)	52,000	52,000
0.04%, 05/24/12 (a)(b)	5,000	4,999
0.06%, 05/24/12 (a)(b)	20,000	19,997

Total Short-Term Investments
(Cost $1,977,007)		1,977,007

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $125,340,049 and the unrealized appreciation and depreciation were $29,132,833 and ($4,276,543) respectively, with a net appreciation of $24,856,290.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust
USD —	Unified school district

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/16/12	93	7,358,160	649,647

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$140,084,890	$—	$—	$140,084,890
Other Investment Company(a)	8,134,442	—	—	8,134,442
Short-Term Investments(a)	—	1,977,007	—	1,977,007

Total	$148,219,332	$1,977,007	$—	$150,196,339

Other Financial Instruments
Futures Contracts*	$649,647	$—	$—	$649,647

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46829JAN12

14

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.8%	Common Stock	1,326,820,058	1,515,233,243
0.2%	Preferred Stock	3,239,558	3,441,247
3.0%	Other Investment Companies	47,948,494	48,005,663
0.0%	Corporate Bond	117,416	66,284
0.2%	Short-Term Investments	2,504,956	2,504,956

99.2%	Total Investments	1,380,630,482	1,569,251,393
0.8%	Other Assets and Liabilities, Net		12,388,195

100.0%	Net Assets		1,581,639,588

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Australia 4.8%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	39,420	896,618
Bendigo & Adelaide Bank Ltd.	5,509	48,460
Commonwealth Bank of Australia	23,372	1,255,792
National Australia Bank Ltd.	33,006	835,426
Westpac Banking Corp.	45,437	1,018,572

		4,054,868

Capital Goods 0.5%
Boart Longyear Group	78,800	294,068
Leighton Holdings Ltd.	2,271	56,420
Monadelphous Group Ltd.	307,893	7,184,633
NRW Holdings Ltd.	242,068	777,816

		8,312,937

Commercial & Professional Supplies 0.7%
Brambles Ltd.	22,194	171,273
Campbell Brothers Ltd.	55,693	3,074,423
SAI Global Ltd.	278,376	1,461,650
Transfield Services Ltd.	2,671,286	5,669,781

		10,377,127

Consumer Services 0.0%
Crown Ltd.	7,066	60,689
Echo Entertainment Group Ltd. *	10,317	39,600
TABCORP Holdings Ltd.	10,270	31,727
Tatts Group Ltd.	19,773	53,263

		185,279

Diversified Financials 0.0%
ASX Ltd.	2,626	83,591
Macquarie Group Ltd.	5,222	141,269

		224,860

Energy 0.1%
Caltex Australia Ltd.	2,024	27,334
Origin Energy Ltd.	15,969	232,994
Santos Ltd.	14,137	201,822
Woodside Petroleum Ltd.	9,515	345,349
WorleyParsons Ltd.	2,899	83,855

		891,354

Food & Staples Retailing 0.1%
Metcash Ltd.	11,533	49,442
Wesfarmers Ltd.	15,082	484,864
Woolworths Ltd.	18,242	479,859

		1,014,165

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,528	104,592
Treasury Wine Estates	134,333	495,644

		600,236

Health Care Equipment & Services 0.0%
Cochlear Ltd.	852	53,642
Ramsay Health Care Ltd.	1,970	39,719
Sonic Healthcare Ltd.	5,555	66,255

		159,616

Insurance 0.0%
AMP Ltd.	42,160	191,214
Insurance Australia Group Ltd.	31,174	96,323
QBE Insurance Group Ltd.	16,384	199,454
Suncorp Group Ltd.	19,292	172,055

		659,046

Materials 2.2%
Alumina Ltd.	36,590	49,744
Amcor Ltd.	1,122,907	8,390,727
Atlas Iron Ltd.	507,683	1,668,253
BHP Billiton Ltd.	48,156	1,907,378
BHP Billiton Ltd. ADR	164,675	13,081,782
Boral Ltd.	10,945	46,923
Fortescue Metals Group Ltd.	18,676	99,931
Iluka Resources Ltd.	178,553	3,469,753
Incitec Pivot Ltd.	24,422	83,183
Lynas Corp Ltd. *	25,698	36,113
Medusa Mining Ltd.	168,393	966,819
Newcrest Mining Ltd.	11,471	410,586
OneSteel Ltd.	20,064	15,758
Orica Ltd.	133,858	3,517,143
OZ Minerals Ltd.	4,856	56,212
Rio Tinto Ltd.	6,534	479,398
Sims Metal Management Ltd.	23,164	371,523

		34,651,226

Media 0.0%
Fairfax Media Ltd.	33,502	26,316

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	7,870	259,664
Mesoblast Ltd. *	90,500	620,088

		879,752

Real Estate 0.7%
CFS Retail Property Trust	27,676	50,431
Commonwealth Property Office Fund	10,259,256	10,566,817
Dexus Property Group	72,559	68,564
Goodman Group	105,336	71,633
GPT Group	26,221	85,995
Lend Lease Group	8,133	63,466
Mirvac Group	51,235	67,164
Stockland	35,733	127,452
Westfield Group	32,891	296,757
Westfield Retail Trust	43,506	116,602

		11,514,881

Retailing 0.1%
David Jones Ltd.	738,446	2,029,654
Harvey Norman Holdings Ltd.	7,965	17,414

		2,047,068

Software & Services 0.0%
Computershare Ltd.	6,665	54,092

Telecommunication Services 0.0%
Telstra Corp., Ltd.	65,303	230,813

Transportation 0.0%
Asciano Ltd.	14,625	72,943
Qantas Airways Ltd. *	16,643	27,823
QR National Ltd.	25,611	100,928
Sydney Airport	5,582	15,820
Toll Holdings Ltd.	10,116	53,658
Transurban Group	19,579	114,110

		385,282

Utilities 0.0%
AGL Energy Ltd.	6,917	107,095
SP AusNet	21,374	21,898

		128,993

		76,397,911

Austria 0.2%

Banks 0.0%
Erste Group Bank AG	2,837	62,501
Raiffeisen Bank International AG	733	25,018

		87,519

Capital Goods 0.1%
Andritz AG	5,688	528,245

Energy 0.1%
OMV AG	2,454	80,527
Schoeller-Bleckmann Oilfield Equipment AG	22,525	1,893,425

		1,973,952

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	24,871

Materials 0.0%
Voestalpine AG	1,648	54,167

Real Estate 0.0%
Immofinanz AG *	14,092	45,392

Telecommunication Services 0.0%
Telekom Austria AG	4,982	58,132

Utilities 0.0%
Verbund AG	1,021	27,747

		2,800,025

Belgium 0.1%

Banks 0.0%
KBC GROEP N.V.	2,415	46,040

Capital Goods 0.0%
Bekaert N.V.	584	23,820

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	87,720

Food & Staples Retailing 0.0%
Colruyt S.A.	1,136	43,028
Delhaize Group	1,527	83,246

		126,274

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,038	731,923

Insurance 0.0%
Ageas	33,176	69,148

Materials 0.0%
Solvay S.A.	889	87,972
Umicore S.A.	1,709	79,609

		167,581

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,512	61,589

Telecommunication Services 0.0%
Belgacom S.A.	2,281	71,276
Mobistar S.A.	450	22,534

		93,810

		1,407,905

Brazil 1.7%

Capital Goods 0.2%
Iochpe-Maxion S.A.	32,900	555,489
Mills Estruturas e Servicos de Engenharia S.A.	173,100	2,147,898

		2,703,387

Consumer Durables & Apparel 0.0%
Arezzo Industria e Comercio S.A.	2,900	48,533

Diversified Financials 0.1%
CETIP SA - Balcao Organizado de Ativos e Derivativos	151,674	2,339,523

Energy 0.4%
OGX Petroleo e Gas Participacoes S.A. *	201,300	1,906,774

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Petroleo Brasileiro S.A. - Petrobras	298,200	4,592,812

		6,499,586

Health Care Equipment & Services 0.0%
OdontoPrev S.A.	3,700	61,836

Materials 0.5%
Vale S.A. ADR	331,800	8,394,540

Media 0.0%
T4F Entretenimento S.A. *	50,700	364,174

Real Estate 0.1%
BR Malls Participacoes S.A.	84,700	924,467
BR Properties S.A.	55,000	599,674

		1,524,141

Retailing 0.1%
Cia. Hering	76,600	1,841,346

Software & Services 0.1%
Cielo S.A.	30,800	917,548

Transportation 0.1%
CCR S.A.	165,700	1,153,224

Utilities 0.1%
Tractebel Energia S.A.	44,500	772,739

		26,620,577

Canada 7.0%

Banks 0.2%
Canadian Western Bank	92,205	2,434,094
Home Capital Group, Inc.	6,052	310,839

		2,744,933

Capital Goods 0.1%
Finning International, Inc.	39,850	1,088,552

Consumer Services 0.1%
Tim Hortons, Inc.	44,916	2,188,686

Diversified Financials 0.1%
CI Financial Corp.	55,368	1,191,072

Energy 1.8%
Africa Oil Corp. *	422,368	716,092
Canadian Natural Resources Ltd.	120,750	4,782,908
Celtic Exploration Ltd. *	17,760	327,321
Crescent Point Energy Corp.	26,915	1,230,998
Legacy Oil + Gas, Inc. *	183,421	2,273,784
MEG Energy Corp. *	9,800	441,376
Pason Systems, Inc.	482,700	6,258,203
Penn West Petroleum Ltd.	60,200	1,309,952
Petrominerales Ltd.	102,174	2,132,743
Peyto Exploration & Development Corp.	53,759	1,057,809
Suncor Energy, Inc.	175,775	6,064,238
Trican Well Service Ltd.	38,701	643,794
Trilogy Energy Corp.	32,362	1,008,589

		28,247,807

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	66,753	2,027,156
Metro, Inc.	9,600	524,089

		2,551,245

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	44,492	2,815,860

Insurance 0.2%
Intact Financial Corp.	26,050	1,535,929
Intact Financial Corp.	6,173	363,965
Manulife Financial Corp.	50,825	595,669

		2,495,563

Materials 1.8%
Agrium, Inc.	24,300	1,950,318
AuRico Gold, Inc. *	199,375	1,886,974
Detour Gold Corp.	63,792	1,782,639
First Quantum Minerals Ltd.	45,300	992,109
Franco-Nevada Corp.	26,600	1,201,735
Major Drilling Group International, Inc.	293,237	4,913,116
New Gold, Inc. *	192,893	2,258,466
Potash Corp. of Saskatchewan, Inc.	302,025	14,116,649

		29,102,006

Media 0.2%
Imax Corp. *	14,158	293,212
Thomson Reuters Corp.	119,000	3,268,435

		3,561,647

Real Estate 0.7%
Brookfield Asset Management, Inc., Class A	144,772	4,411,203
Morguard REIT	174,890	2,921,519
Northern Property REIT	121,300	3,784,047

		11,116,769

Retailing 0.3%
Dollarama, Inc.	106,899	4,610,932

Software & Services 0.0%
Open Text Corp. *	8,200	415,658

Transportation 1.1%
Canadian National Railway Co.	129,925	9,798,944
Canadian Pacific Railway Ltd.	116,725	8,324,827

		18,123,771

		110,254,501

Chile 0.3%

Banks 0.1%
Banco Santander Chile ADR	15,409	1,255,833

Materials 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR	19,848	1,165,871

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CFR Pharmaceuticals S.A. *	2,158,715	524,705

Real Estate 0.1%
Parque Arauco S.A.	465,095	825,941

Software & Services 0.0%
Sonda S.A.	138,183	376,237

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	41,323	756,524

		4,905,111

China 0.7%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	290,000	541,896
Great Wall Motor Co., Ltd., Class H	300,000	514,367

		1,056,263

Commercial & Professional Supplies 0.1%
51job, Inc. *	33,981	1,525,067

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd. *	303,500	369,142

Food, Beverage & Tobacco 0.1%
China Minzhong Food Corp., Ltd. *	118,000	83,113
Shenguan Holdings Group Ltd.	2,572,000	1,460,506

		1,543,619

Household & Personal Products 0.1%
Vinda International Holdings Ltd.	1,029,000	1,252,311

Materials 0.2%
AMVIG Holdings Ltd.	5,746,000	2,733,180
China Bluechemical Ltd., Class H	286,000	217,012
Dongyue Group	1,316,000	1,097,203

		4,047,395

Media 0.1%
Focus Media Holding Ltd. ADR *	68,743	1,374,860

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
WuXi PharmaTech Cayman, Inc. ADR *	21,251	288,589

Retailing 0.0%
Zhongsheng Group Holdings Ltd.	105,500	211,220

Semiconductors & Semiconductor Equipment 0.0%
Spreadtrum Communications, Inc.	16,191	250,475

		11,918,941

Colombia 0.1%

Energy 0.1%
Ecopetrol S.A.	403,979	1,026,574

Denmark 0.9%

Banks 0.0%
Danske Bank A/S *	9,780	142,549

Capital Goods 0.1%
FLSmidth & Co. A/S	11,200	829,837
Vestas Wind Systems A/S *	3,054	34,456

		864,293

Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	1,604	122,267

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	10,636	1,570,213
William Demant Holding A/S *	763	63,238

		1,633,451

Insurance 0.0%
Tryg A/S	368	20,018

Materials 0.7%
Christian Hansen Holding A/S	431,604	10,589,167
Novozymes A/S, B Shares	3,457	97,532

		10,686,699

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Novo Nordisk A/S, Class B	6,377	757,769

Software & Services 0.0%
SimCorp A/S	2,478	377,364

Telecommunication Services 0.0%
TDC A/S	5,567	43,460

Transportation 0.0%
AP Moller - Maersk A/S, Series A	8	56,247
AP Moller - Maersk A/S, Series B	20	147,491
DSV A/S	3,059	62,625

		266,363

		14,914,233

Egypt 0.0%

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding *	45,762	93,587

Finland 0.5%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	45,594	1,632,302

Capital Goods 0.3%
Kone Oyj, Class B	2,335	127,455
Metso Oyj	1,916	83,818
Outotec Oyj	72,417	3,825,953
Wartsila Oyj	2,514	84,968

		4,122,194

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	22,112

Energy 0.0%
Neste Oil Oyj	1,922	21,606

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	1,003	35,450

Insurance 0.0%
Sampo Oyj, Class A	6,299	166,038

Materials 0.1%
Stora Enso Oyj, R Shares	8,723	62,293

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UPM-Kymmene Oyj	109,591	1,409,012

		1,471,305

Media 0.0%
Sanoma Oyj	1,221	16,504

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	27,744

Technology Hardware & Equipment 0.0%
Nokia Oyj	56,154	282,034

Telecommunication Services 0.0%
Elisa Oyj	2,120	44,642

Utilities 0.0%
Fortum Oyj	6,660	146,450

		7,988,381

France 6.6%

Automobiles & Components 0.0%
Cie Generale des Etablissements Michelin, Class B	2,699	185,190
Peugeot S.A.	2,281	42,207
Renault S.A.	2,882	123,289

		350,686

Banks 0.9%
BNP Paribas S.A.	322,207	13,704,850
Credit Agricole S.A.	14,982	92,584
Natixis	13,865	42,711
Societe Generale	9,892	264,443

		14,104,588

Capital Goods 0.9%
Alstom S.A.	3,091	118,386
Bouygues S.A.	2,833	88,479
Compagnie de Saint-Gobain	50,319	2,247,300
Eiffage S.A.	607	18,658
Legrand S.A.	3,356	115,877
Mersen S.A.	104,777	3,548,024
Nexans S.A.	58,737	3,655,670
Rexel S.A.	18,800	370,929
Safran S.A.	2,501	78,020
Schneider Electric S.A.	7,340	457,011
Thales S.A.	1,517	51,983
Vallourec S.A.	1,696	114,798
Vinci S.A.	6,768	314,889
Wendel	493	36,755
Zodiac Aerospace	38,460	3,434,629

		14,651,408

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	819	60,105
Edenred	29,671	721,697
Societe BIC S.A.	431	38,422

		820,224

Consumer Durables & Apparel 0.0%
Christian Dior S.A.	817	115,797
LVMH Moet Hennessy Louis Vuitton S.A.	3,810	617,230

		733,027

Consumer Services 0.1%
Accor S.A.	2,211	67,348
Sodexo	10,714	796,001

		863,349

Diversified Financials 0.0%
Eurazeo	473	20,638

Energy 0.2%
Compagnie Generale De Geophysique-Veritas *	2,163	60,541
Technip S.A.	15,288	1,440,175
Total S.A.	31,829	1,686,992

		3,187,708

Food & Staples Retailing 0.0%
Carrefour S.A.	8,658	198,222
Casino Guichard-Perrachon S.A.	826	73,602

		271,824

Food, Beverage & Tobacco 0.2%
DANONE S.A.	35,557	2,199,725
Pernod Ricard S.A.	2,977	286,365

		2,486,090

Health Care Equipment & Services 0.3%
Essilor International S.A.	41,138	3,017,483
Medica S.A.	125,724	2,023,395

		5,040,878

Household & Personal Products 0.0%
L’Oreal S.A.	3,605	384,005

Insurance 0.3%
AXA S.A.	315,360	4,801,873
CNP Assurances	2,227	30,040
SCOR SE	2,591	65,268

		4,897,181

Materials 0.0%
Air Liquide S.A.	4,254	536,874
Arkema	830	67,280
Imerys S.A.	509	28,417
Lafarge S.A.	3,015	123,363

		755,934

Media 0.8%
Eutelsat Communications S.A.	18,785	697,929
Ipsos	102,902	3,288,680
JC Decaux S.A. *	997	25,343
Lagardere S.C.A.	1,770	50,435
Publicis Groupe	170,157	8,575,905
Societe Television Francaise 1	1,760	19,422

		12,657,714

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Boiron S.A.	81,759	2,340,409
Eurofins Scientific	24,093	1,941,517
Sanofi	69,673	5,165,755

		9,447,681

Real Estate 0.0%
Fonciere des Regions	412	27,256
Gecina S.A.	329	31,465
ICADE	350	28,564
Klepierre	1,564	47,049

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unibail-Rodamco SE	1,378	265,162

		399,496

Retailing 0.5%
PPR	46,941	7,412,360

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	63,783

Software & Services 0.0%
AtoS	742	37,356
Cap Gemini	2,219	81,125
Dassault Systemes S.A.	906	75,207

		193,688

Technology Hardware & Equipment 1.2%
Alcatel-Lucent *	34,792	61,424
Gemalto N.V.	34,400	1,847,763
Ingenico S.A.	180,083	7,560,144
Neopost S.A.	144,709	10,231,164

		19,700,495

Telecommunication Services 0.1%
France Telecom S.A.	27,803	417,966
Iliad S.A.	287	34,707
Vivendi	18,699	392,294

		844,967

Transportation 0.0%
Aeroports de Paris	519	38,364
Groupe Eurotunnel S.A. - Reg’d	8,080	66,698

		105,062

Utilities 0.4%
EDF S.A.	3,627	83,753
GDF Suez	18,566	505,453
Rubis	82,401	4,448,611
Suez Environnement Co.	36,961	473,541
Veolia Environnement	5,454	62,132

		5,573,490

		104,966,276

Germany 7.5%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	51,982	4,460,766
Continental AG *	1,200	96,222
Daimler AG - Reg’d	230,282	12,781,244
ElringKlinger AG	121,336	3,651,813
Volkswagen AG	442	71,691

		21,061,736

Banks 0.0%
Commerzbank AG *	53,672	129,021

Capital Goods 1.3%
Bilfinger Berger SE	64,568	5,935,815
Brenntag AG	4,631	485,452
GEA Group AG	39,718	1,279,670
Gildemeister AG *	77,137	1,154,744
Hochtief AG	635	41,062
KUKA AG *	75,370	1,603,497
MAN SE	951	100,326
MTU Aero Engines Holding AG	78,335	5,477,739
Rational AG	11,260	2,524,277
Siemens AG - Reg’d	12,337	1,165,059

		19,767,641

Consumer Durables & Apparel 0.2%
Adidas AG	3,137	226,659
Gerry Weber International AG	86,766	2,948,375

		3,175,034

Diversified Financials 0.2%
Deutsche Bank AG - Reg’d	82,715	3,524,358
Deutsche Boerse AG *	2,924	172,676

		3,697,034

Food & Staples Retailing 0.0%
Metro AG	1,944	75,035

Food, Beverage & Tobacco 0.0%
Suedzucker AG	994	29,423

Health Care Equipment & Services 0.0%
Celesio AG	1,275	24,620
Fresenius Medical Care AG & Co. KGaA	3,132	223,918
Fresenius SE & Co. KGaA	1,705	173,332

		421,870

Household & Personal Products 0.0%
Beiersdorf AG	1,511	90,880
Henkel AG & Co. KGaA	1,948	101,403

		192,283

Insurance 0.6%
Allianz SE - Reg’d	87,315	9,625,393
Hannover Rueckversicherung AG - Reg’d	904	48,160
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,689	350,665

		10,024,218

Materials 1.4%
BASF SE	41,184	3,176,904
BASF SE ADR	76,750	5,925,868
HeidelbergCement AG	2,109	104,056
K&S AG - Reg’d	2,583	123,485
Lanxess AG	8,448	552,373
Linde AG	2,560	407,094
Salzgitter AG	586	35,121
Symrise AG	402,648	11,482,514
ThyssenKrupp AG	5,786	164,938
Wacker Chemie AG	235	21,601

		21,993,954

Media 0.3%
Axel Springer AG	593	27,860
GfK SE	79,572	3,538,404
Kabel Deutschland Holding AG *	11,700	611,206

		4,177,470

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	76,369	5,364,677
Merck KGaA	969	101,250
QIAGEN N.V. *	195,025	3,185,463

		8,651,390

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.5%
Delticom AG	15,342	1,536,550
Fielmann AG	57,029	5,922,431

		7,458,981

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE	58,528	792,457
Infineon Technologies AG	16,295	149,327

		941,784

Software & Services 0.9%
SAP AG	225,789	13,651,589
United Internet AG - Reg’d	1,612	30,180
XING AG *	17,904	1,084,294

		14,766,063

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	42,118	474,517

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	47,668
Deutsche Post AG - Reg’d	12,690	211,610
Fraport AG	551	33,112

		292,390

Utilities 0.1%
E.ON AG	27,004	579,424
RWE AG	7,338	281,801

		861,225

		118,191,069

Greece 0.0%

Banks 0.0%
National Bank of Greece S.A. *	14,336	51,836

Consumer Services 0.0%
OPAP S.A.	3,348	34,236

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	2,748	51,042

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	3,675	13,638

		150,752

Hong Kong 1.9%

Automobiles & Components 0.0%
Brilliance China Automotive Holdings Ltd. *	218,000	233,027

Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	55,500	146,348
Hang Seng Bank Ltd.	11,500	148,230
The Bank of East Asia Ltd.	23,200	94,522

		389,100

Capital Goods 0.0%
Hutchison Whampoa Ltd.	32,000	303,748
Noble Group Ltd.	58,000	61,908
NWS Holdings Ltd.	20,000	32,388

		398,044

Consumer Durables & Apparel 0.0%
Arts Optical International Holdings Ltd.	1,698,000	482,684
Yue Yuen Industrial (Holdings) Ltd.	11,000	33,647

		516,331

Consumer Services 0.0%
Galaxy Entertainment Group Ltd. *	19,000	41,201
Sands China Ltd. *	36,400	122,636
Shangri-La Asia Ltd.	22,000	45,659
SJM Holdings Ltd.	25,000	44,599
Wynn Macau Ltd.	140,400	358,593

		612,688

Diversified Financials 0.1%
First Pacific Co., Ltd.	32,000	36,584
Hong Kong Exchanges & Clearing Ltd.	15,400	266,879
Value Partners Group Ltd.	730,000	427,820

		731,283

Food, Beverage & Tobacco 0.2%
Biostime International Holdings Ltd.	1,197,500	2,272,098

Insurance 0.2%
AIA Group Ltd.	728,800	2,430,346

Materials 0.1%
China Resources Cement Holdings Ltd.	390,000	280,790
China Shanshui Cement Group	1,955,000	1,431,922
Yingde Gases	473,500	544,546

		2,257,258

Real Estate 0.2%
Cheung Kong (Holdings) Ltd.	21,000	282,435
China Overseas Grand Oceans Group Ltd.	1,169,500	1,081,813
Hang Lung Group Ltd.	13,000	82,636
Hang Lung Properties Ltd.	37,000	127,042
Henderson Land Development Co., Ltd.	14,000	75,873
Hopewell Holdings Ltd.	8,500	22,189
Hysan Development Co., Ltd.	10,000	39,275
Kerry Properties Ltd.	11,000	42,223
New World Development Co., Ltd.	54,000	59,077
Sino Land Co., Ltd.	44,000	73,292
Sun Hung Kai Properties Ltd.	21,000	290,549
Swire Pacific Ltd., Class A	11,000	122,250
The Link REIT	239,500	871,865
The Wharf Holdings Ltd.	23,000	130,740
Wheelock & Co., Ltd.	14,000	44,670

		3,345,929

Retailing 0.2%
Giordano International Ltd.	2,400,000	1,910,959
Golden Eagle Retail Group Ltd.	278,000	636,648
Li & Fung Ltd.	86,000	187,286

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lifestyle International Holdings Ltd.	9,000	21,059
Sa Sa International Holdings Ltd.	690,000	444,858

		3,200,810

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	249,000	3,204,084

Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	1,098,000	2,675,677
China High Precision Automation Group Ltd. (a)(b)	234,000	81,014
Foxconn International Holdings Ltd. *	32,000	22,002
Lenovo Group Ltd.	2,034,000	1,627,038

		4,405,731

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,702,000	695,035
PCCW Ltd.	60,000	18,941
SmarTone Telecommunications Holdings Ltd.	356,000	602,174

		1,316,150

Transportation 0.3%
Cathay Pacific Airways Ltd.	18,000	35,596
MTR Corp., Ltd.	21,500	71,585
Orient Overseas International Ltd.	3,500	18,228
Pacific Basin Shipping Ltd.	9,764,000	4,642,015

		4,767,424

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	7,000	39,783
CLP Holdings Ltd.	29,000	237,289
Hong Kong & China Gas Co., Ltd.	71,000	168,431
Power Assets Holdings Ltd.	21,000	151,517

		597,020

		30,677,323

India 0.7%

Banks 0.2%
Axis Bank Ltd.	33,815	740,275
HDFC Bank Ltd.	123,854	1,232,858
Indian Bank	333,646	1,501,341
IndusInd Bank Ltd.	32,404	191,495
Yes Bank Ltd.	33,400	222,617

		3,888,586

Consumer Durables & Apparel 0.0%
TTK Prestige Ltd.	11,293	539,890

Consumer Services 0.1%
Jubilant Foodworks Ltd. *	42,611	810,094

Energy 0.1%
Petronet LNG Ltd.	387,018	1,285,065

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Lupin Ltd.	65,527	628,555
Sun Pharmaceutical Industries Ltd.	89,020	987,094

		1,615,649

Real Estate 0.0%
Indiabulls Real Estate Ltd.	119,500	172,313

Software & Services 0.2%
Tata Consultancy Services Ltd.	119,632	2,729,275

		11,040,872

Indonesia 0.5%

Banks 0.1%
PT Bank Danamon Indonesia Tbk	651,613	327,297
PT Bank Rakyat Indonesia (Persero) Tbk	2,410,500	1,831,011

		2,158,308

Capital Goods 0.1%
PT United Tractors Tbk	625,393	1,968,377

Materials 0.1%
PT Semen Gresik (Persero) Tbk	628,000	788,379

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
PT Kalbe Farma Tbk	1,826,000	714,950

Retailing 0.1%
PT Mitra Adiperkasa Tbk	2,609,000	1,650,962

Transportation 0.1%
PT Jasa Marga	1,510,500	733,891

		8,014,867

Ireland 1.8%

Banks 0.4%
The Governor & Company of the Bank of Ireland *	41,301,700	6,168,375

Capital Goods 0.5%
Cooper Industries plc	117,800	6,964,336
Ingersoll-Rand plc	43,200	1,509,408

		8,473,744

Commercial & Professional Supplies 0.2%
Experian plc	217,857	2,955,756

Consumer Services 0.1%
Paddy Power plc	13,595	754,803

Food, Beverage & Tobacco 0.2%
Glanbia plc	472,792	2,968,490
Kerry Group plc, Class A	2,105	77,330

		3,045,820

Materials 0.1%
CRH plc	10,743	213,468
Kenmare Resources plc *	2,209,835	1,669,834

		1,883,302

Media 0.0%
WPP plc	18,912	222,646

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	7,501	101,802
Elan Corp. plc ADR *	88,000	1,197,680
Shire plc	67,822	2,251,486

		3,550,968

Transportation 0.1%
Ryanair Holdings plc ADR *	26,870	901,220

		27,956,634

Israel 0.5%

Banks 0.0%
Bank Hapoalim B.M.	15,869	55,113
Bank Leumi Le-Israel B.M.	17,676	57,424
Israel Discount Bank, Class A *	11,851	16,999
Mizrahi Tefahot Bank Ltd.	1,853	16,161

		145,697

Capital Goods 0.0%
Delek Group Ltd.	68	14,437
Elbit Systems Ltd.	353	14,681

		29,118

Energy 0.1%
Avner Oil Exploration LLP *	1,426,978	1,017,837

Materials 0.0%
Israel Chemicals Ltd.	6,666	69,575
The Israel Corp., Ltd.	35	21,209

		90,784

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	14,101	636,651

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd. *	90,837	3,330,993

Software & Services 0.1%
Check Point Software Technologies Ltd. *	33,504	1,885,940
NICE Systems Ltd. *	898	32,209

		1,918,149

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	26,399	45,602
Cellcom Israel Ltd.	820	11,896
Partner Communications Co., Ltd.	1,283	10,569

		68,067

		7,237,296

Italy 1.5%

Automobiles & Components 0.1%
Fiat S.p.A.	11,469	69,026
Pirelli & C. S.p.A.	144,090	1,335,432

		1,404,458

Banks 0.7%
Banca Carige S.p.A.	9,693	19,177
Banca Monte dei Paschi di Siena S.p.A.	73,168	27,853
Banco Popolare Scarl	26,443	40,016
Intesa Sanpaolo S.p.A.	5,404,584	10,351,745
Intesa Sanpaolo S.p.A. - RSP	13,982	20,945
UniCredit S.p.A.	60,693	302,721
Unione di Banche Italiane S.C.P.A.	12,169	56,014

		10,818,471

Capital Goods 0.2%
Fiat Industrial S.p.A. *	343,465	3,375,320
Finmeccanica S.p.A.	6,068	27,385
Prysmian S.p.A.	3,054	45,971

		3,448,676

Consumer Durables & Apparel 0.2%
Luxottica Group S.p.A.	1,751	57,592
Salvatore Ferragamo Italia S.p.A. *	168,799	2,832,369

		2,889,961

Consumer Services 0.0%
Autogrill S.p.A.	1,717	18,844

Diversified Financials 0.2%
Banca Generali S.p.A.	224,655	2,528,062
Exor S.p.A.	961	22,211
Mediobanca S.p.A.	7,747	45,623

		2,595,896

Energy 0.1%
ENI S.p.A.	36,036	798,444
Saipem S.p.A.	3,970	186,233
Tenaris S.A.	7,081	139,147

		1,123,824

Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A	50,651	337,758

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,509	273,666

Media 0.0%
Mediaset S.p.A.	10,627	31,467

Telecommunication Services 0.0%
Telecom Italia S.p.A.	140,826	143,509
Telecom Italia S.p.A. - RSP	90,360	76,052

		219,561

Transportation 0.0%
Atlantia S.p.A.	4,726	73,650

Utilities 0.0%
A2A S.p.A.	16,442	15,674
Enel Green Power S.p.A.	26,240	52,299
Enel S.p.A.	98,701	404,258
Snam Rete Gas S.p.A.	24,097	108,635
Terna - Rete Elettrica Nationale S.p.A.	18,083	66,274

		647,140

		23,883,372

Japan 12.7%

Automobiles & Components 2.4%
Aisin Seiki Co., Ltd.	2,900	91,807
Bridgestone Corp.	9,800	224,234

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daihatsu Motor Co., Ltd.	24,000	464,332
Denso Corp.	7,300	217,433
EXEDY Corp.	29,000	887,467
F.C.C. Co., Ltd.	312,711	6,642,111
Fuji Heavy Industries Ltd.	9,000	61,318
Honda Motor Co., Ltd.	251,600	8,683,114
Isuzu Motors Ltd.	18,000	91,411
Koito Manufacturing Co., Ltd.	1,000	16,163
Mazda Motor Corp. *	23,000	38,147
Mitsubishi Motors Corp. *	58,000	70,215
NGK Spark Plug Co., Ltd.	2,000	24,734
NHK Spring Co., Ltd.	2,200	21,156
Nifco, Inc.	274,200	7,341,823
Nissan Motor Co., Ltd.	37,300	353,354
NOK Corp.	1,600	29,977
Stanley Electric Co., Ltd.	2,200	33,822
Sumitomo Rubber Industries Ltd.	2,600	31,026
Suzuki Motor Corp.	5,000	114,278
Toyoda Gosei Co., Ltd.	1,000	16,313
Toyota Boshoku Corp.	1,000	10,820
Toyota Industries Corp.	2,700	77,645
Toyota Motor Corp.	329,700	12,160,155
Yamaha Motor Co., Ltd.	4,200	55,748

		37,758,603

Banks 0.6%
Aozora Bank Ltd.	9,000	25,101
Fukuoka Financial Group, Inc.	12,000	51,345
Hokuhoku Financial Group, Inc.	19,000	38,057
Mitsubishi UFJ Financial Group, Inc.	191,000	882,496
Mizuho Financial Group, Inc.	342,000	517,922
Resona Holdings, Inc.	28,300	126,496
Seven Bank Ltd.	8,900	18,736
Shinsei Bank, Ltd.	21,000	23,741
Sumitomo Mitsui Financial Group, Inc.	201,000	6,428,037
Sumitomo Mitsui Trust Holdings, Inc.	47,000	147,444
Suruga Bank Ltd.	3,000	26,738
The Bank of Kyoto Ltd.	5,000	43,199
The Bank of Yokohama Ltd.	18,000	83,594
The Chiba Bank Ltd.	11,000	68,452
The Chugoku Bank Ltd.	3,000	41,003
The Gunma Bank Ltd.	6,000	32,759
The Hachijuni Bank Ltd.	6,000	35,236
The Hiroshima Bank Ltd.	8,000	37,675
The Iyo Bank Ltd.	4,000	38,521
The Joyo Bank Ltd.	10,000	44,369
The Nishi-Nippon City Bank Ltd.	10,000	29,365
The Shizuoka Bank Ltd.	9,000	92,592
Yamaguchi Financial Group, Inc.	3,000	28,787

		8,861,665

Capital Goods 1.2%
Amada Co., Ltd.	5,000	34,659
Asahi Glass Co., Ltd.	15,000	122,357
Chiyoda Corp.	104,000	1,215,577
Daikin Industries Ltd.	3,500	101,705
Fanuc Ltd.	19,400	3,266,329
Fuji Electric Co., Ltd.	8,000	21,192
Furukawa Electric Co., Ltd.	10,000	26,711
GS Yuasa Corp.	5,000	29,547
Hino Motors Ltd.	4,000	25,738
Hitachi Construction Machinery Co., Ltd.	1,600	31,710
IHI Corp.	20,000	52,666
ITOCHU Corp.	22,600	246,100
JGC Corp.	22,000	608,605
JS Group Corp.	4,000	82,872
JTEKT Corp.	3,300	35,397
Kajima Corp.	13,000	44,024
Kawasaki Heavy Industries Ltd.	21,000	61,918
Kinden Corp.	2,000	17,547
Komatsu Ltd.	14,200	400,457
Kubota Corp.	17,000	153,742
Kurita Water Industries Ltd.	1,700	46,310
Mabuchi Motor Co., Ltd.	400	17,190
Makita Corp.	1,700	64,334
Marubeni Corp.	25,000	172,897
Mitsubishi Corp.	21,100	482,521
Mitsubishi Electric Corp.	29,000	261,101
Mitsubishi Heavy Industries Ltd.	46,000	211,150
Mitsui & Co., Ltd.	26,100	443,684
Miura Co., Ltd.	88,500	2,520,854
Nabtesco Corp.	1,400	29,859
NGK Insulators Ltd.	4,000	51,444
Nidec Corp.	1,600	153,287
Nippon Sheet Glass Co., Ltd.	14,000	28,312
Nisshinbo Holdings, Inc.	34,000	341,891
NSK Ltd.	78,000	581,105
NTN Corp.	7,000	28,881
Obayashi Corp.	10,000	48,236
Okuma Corp.	40,000	290,510
Shimizu Corp.	9,000	41,156
SMC Corp.	800	138,964
Sojitz Corp.	18,800	32,468
Sumitomo Corp.	16,900	243,589
Sumitomo Electric Industries Ltd.	11,300	136,521
Sumitomo Heavy Industries Ltd.	8,000	51,352
Taisei Corp.	15,000	41,558
The Japan Steel Works Ltd.	86,000	696,673
THK Co., Ltd.	1,800	38,796
TOTO Ltd.	4,000	32,632
Toyota Tsusho Corp.	3,200	60,789
Tsubakimoto Chain Co.	465,000	2,715,158
Ushio, Inc.	220,100	3,217,326

		19,799,401

Commercial & Professional Supplies 0.6%
Dai Nippon Printing Co., Ltd.	8,000	86,274
Meitec Corp.	120,000	2,406,983
Park24 Co., Ltd.	111,700	1,438,573
Secom Co., Ltd.	110,600	5,182,174
Toppan Printing Co., Ltd.	8,000	64,134

		9,178,138

Consumer Durables & Apparel 0.4%
Asics Corp.	2,200	25,007
Casio Computer Co., Ltd.	3,600	21,184

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Namco Bandai Holdings, Inc.	2,900	41,351
Nikon Corp.	5,100	125,060
Panasonic Corp.	33,100	267,965
Rinnai Corp.	500	34,779
Sankyo Co., Ltd.	800	39,178
Sega Sammy Holdings, Inc.	3,200	69,590
Sekisui Chemical Co., Ltd.	6,000	52,677
Sekisui House Ltd.	9,000	84,631
Sharp Corp.	214,000	1,845,770
Shimano, Inc.	1,100	54,426
Sony Corp.	15,100	276,081
Tamron Co., Ltd.	132,300	3,560,015
Yamaha Corp.	2,400	22,131

		6,519,845

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	46,607
McDonald’s Holdings Co., Ltd.	1,000	27,211
Oriental Land Co., Ltd.	800	85,124

		158,942

Diversified Financials 0.9%
Aeon Credit Service Co., Ltd.	1,200	18,413
Credit Saison Co., Ltd.	29,300	597,826
Daiwa Securities Group, Inc.	2,914,000	10,499,591
Mitsubishi UFJ Lease & Finance Co., Ltd.	870	36,495
Nomura Holdings, Inc.	54,500	200,924
ORIX Corp.	34,240	3,208,881
SBI Holdings, Inc.	336	25,417

		14,587,547

Energy 0.0%
Cosmo Oil Co., Ltd.	9,000	26,237
Idemitsu Kosan Co., Ltd.	300	32,525
Inpex Corp.	33	225,772
Japan Petroleum Exploration Co.	400	17,741
JX Holdings, Inc.	33,700	204,361
Showa Shell Sekiyu K.K.	2,800	19,230
TonenGeneral Sekiyu K.K.	4,000	38,184

		564,050

Food & Staples Retailing 0.1%
Aeon Co., Ltd.	9,000	118,855
Ain Pharmaciez, Inc.	5,100	234,571
FamilyMart Co., Ltd.	20,200	819,434
Lawson, Inc.	11,500	699,767
Seven & i Holdings Co., Ltd.	11,300	318,949

		2,191,576

Food, Beverage & Tobacco 0.2%
Ajinomoto Co., Inc.	10,000	121,033
Ariake Japan Co., Ltd.	138,600	2,704,254
Asahi Group Holdings Ltd.	5,800	128,567
Coca-Cola West Co., Ltd.	900	15,502
Japan Tobacco, Inc.	67	330,841
Kikkoman Corp.	2,000	23,241
Kirin Holdings Co., Ltd.	12,000	147,656
Meiji Holdings Co., Ltd.	1,000	43,798
Nippon Meat Packers, Inc.	3,000	38,189
Nisshin Seifun Group, Inc.	3,000	36,375
Nissin Food Holdings Co., Ltd.	900	34,299
Toyo Suisan Kaisha Ltd.	1,000	24,662
Yakult Honsha Co., Ltd.	1,500	46,091
Yamazaki Baking Co., Ltd.	2,000	26,523

		3,721,031

Health Care Equipment & Services 1.1%
Alfresa Holdings Corp.	600	26,337
Hogy Medical Co., Ltd.	113,900	4,866,203
M3, Inc.	519	2,244,884
Medipal Holdings Corp.	2,200	24,019
Miraca Holdings, Inc.	124,500	4,671,378
Nihon Kohden Corp.	63,900	1,519,652
Olympus Corp.	138,300	2,336,721
Ship Healthcare Holdings, Inc.	64,300	1,403,520
Suzuken Co., Ltd.	1,100	32,157
Sysmex Corp.	1,100	36,392
Terumo Corp.	2,500	120,057

		17,281,320

Household & Personal Products 0.1%
Dr. Ci:Labo Co., Ltd.	240	1,169,509
Kao Corp.	7,900	208,242
Shiseido Co., Ltd.	5,400	99,398
Unicharm Corp.	1,700	89,430

		1,566,579

Insurance 0.1%
MS&AD Insurance Group Holdings, Inc.	8,500	174,708
NKSJ Holdings, Inc.	5,600	122,274
Sony Financial Holdings, Inc.	2,600	43,346
T&D Holdings, Inc.	8,700	88,718
The Dai-ichi Life Insurance Co., Ltd.	135	141,728
Tokio Marine Holdings, Inc.	10,900	273,635

		844,409

Materials 0.4%
Air Water, Inc.	2,000	26,390
Asahi Kasei Corp.	19,000	120,597
Daicel Corp.	4,000	25,153
Daido Steel Co., Ltd.	4,000	26,258
Denki Kagaku Kogyo K.K.	7,000	27,690
Hitachi Chemical Co., Ltd.	1,600	28,253
Hitachi Metals Ltd.	2,000	22,999
JFE Holdings, Inc.	6,900	123,271
JSR Corp.	2,700	55,423
Kaneka Corp.	4,000	22,418
Kansai Paint Co., Ltd.	3,000	28,383
Kobe Steel Ltd.	37,000	60,854
Kuraray Co., Ltd.	5,200	75,732
Maruichi Steel Tube Ltd.	700	16,361
Mitsubhishi Gas Chemical Co., Inc.	6,000	33,948
Mitsubishi Chemical Holdings Corp.	20,500	115,377
Mitsubishi Materials Corp.	17,000	53,218
Mitsui Chemicals, Inc.	12,000	38,028
Nippon Paper Group, Inc.	1,500	32,222
Nippon Steel Corp.	77,000	189,324
Nisshin Steel Co., Ltd.	10,000	15,527
Nitto Denko Corp.	2,500	88,964
OJI Paper Co., Ltd.	13,000	66,926
Shin-Etsu Chemical Co., Ltd.	6,200	322,872
Showa Denko K.K.	22,000	48,088

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sumitomo Chemical Co., Ltd.	24,000	96,864
Sumitomo Metal Industries Ltd.	50,000	89,491
Sumitomo Metal Mining Co., Ltd.	8,000	115,529
Taiyo Holdings Co., Ltd.	81,200	2,159,388
Taiyo Nippon Sanso Corp.	4,000	27,949
Teijin Ltd.	14,000	45,484
Toray Industries, Inc.	22,000	165,664
Tosoh Corp.	8,000	22,615
Toyo Seikan Kaisha Ltd.	2,300	34,106
Ube Industries Ltd.	15,000	43,217
Yamato Kogyo Co., Ltd.	14,000	440,917
Zeon Corp.	119,000	1,047,394

		5,952,894

Media 0.3%
CyberAgent, Inc.	1,250	3,666,550
Dentsu, Inc.	2,700	90,324
Hakuhodo DY Holdings, Inc.	350	21,521
Jupiter Telecommunications Co., Ltd.	26	25,937
Nippon Television Network Corp.	5,600	867,807
Toho Co., Ltd.	1,700	29,609

		4,701,748

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Astellas Pharma, Inc.	6,700	275,307
Chugai Pharmaceutical Co., Ltd.	3,400	54,162
Daiichi Sankyo Co., Ltd.	10,100	192,823
Dainippon Sumitomo Pharma Co., Ltd.	2,400	27,740
Eisai Co., Ltd.	3,800	157,513
Hisamitsu Pharmaceutical Co., Inc.	900	39,048
Kaken Pharmaceutical Co., Ltd.	34,000	448,642
Kyowa Hakko Kirin Co., Ltd.	4,000	49,385
Mitsubishi Tanabe Pharma Corp.	3,400	48,049
Ono Pharmaceutical Co., Ltd.	1,200	67,761
Otsuka Holdings Co. Ltd.	3,800	107,751
Santen Pharmaceutical Co., Ltd.	1,100	45,162
Shionogi & Co., Ltd.	4,500	60,141
Taisho Pharmaceutical Holdings Co., Ltd. *	500	43,952
Takeda Pharmaceutical Co., Ltd.	11,800	513,002
Tsumura & Co.	900	26,878

		2,157,316

Real Estate 0.2%
Aeon Mall Co., Ltd.	1,100	24,419
Daito Trust Construction Co., Ltd.	18,000	1,699,567
Daiwa House Industry Co., Ltd.	7,000	88,551
Japan Prime Realty Investment Corp.	10	23,931
Japan Real Estate Investment Corp.	7	61,318
Japan Retail Fund Investment Corp.	28	40,700
Mitsubishi Estate Co., Ltd.	19,000	304,146
Mitsui Fudosan Co., Ltd.	13,000	214,534
Nippon Building Fund, Inc.	8	71,887
Nomura Real Estate Holdings, Inc.	1,400	21,799
Nomura Real Estate Office Fund, Inc.	4	21,458
NTT Urban Development Corp.	17	12,481
Sumitomo Realty & Development Co., Ltd.	5,000	95,287
Tokyu Land Corp.	6,000	24,997

		2,705,075

Retailing 0.7%
ABC-Mart, Inc.	400	14,332
Fast Retailing Co., Ltd.	11,200	2,232,376
Isetan Mitsukoshi Holdings Ltd.	5,600	63,207
J. Front Retailing Co., Ltd.	7,000	34,559
K’s Holdings Corp.	29,100	1,019,803
Marui Group Co., Ltd.	3,300	26,569
Nitori Holdings Co., Ltd.	23,060	2,120,763
Rakuten, Inc.	109	110,332
Sanrio Co., Ltd.	61,800	2,774,274
Shimamura Co., Ltd.	300	31,049
Start Today Co., Ltd.	84,200	1,647,548
Takashimaya Co., Ltd.	4,000	31,161
United Arrows Ltd.	13,700	283,216
USS Co., Ltd.	330	31,564
Yamada Denki Co., Ltd.	1,230	78,696

		10,499,449

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	2,200	25,317
Dainippon Screen Manufacturing Co., Ltd	162,000	1,364,822
Elpida Memory, Inc. *	3,900	16,569
Rohm Co., Ltd.	187,200	9,278,014
Sumco Corp. *	1,700	14,587
Tokyo Electron Ltd.	2,600	148,214

		10,847,523

Software & Services 0.5%
Dena Co., Ltd.	1,500	38,057
Gree, Inc.	52,800	1,532,303
Itochu Techno-Solutions Corp.	400	18,566
Kakaku.com, Inc.	82,200	2,669,884
Konami Corp.	1,400	37,117
Net One Systems Co., Ltd.	997	2,542,333
Nintendo Co., Ltd.	1,500	203,710
Nomura Research Institute Ltd.	1,500	34,213
NTT Data Corp.	19	62,450
Oracle Corp., Japan	600	21,025
Otsuka Corp.	200	14,353
Square Enix Holdings Co., Ltd.	1,000	20,197
Trend Micro, Inc.	1,600	50,885
Yahoo Japan Corp.	218	66,704

		7,311,797

Technology Hardware & Equipment 1.8%
Anritsu Corp.	189,000	2,257,920
Brother Industries Ltd.	3,500	47,213
Canon, Inc.	206,400	8,859,783
Citizen Holdings Co., Ltd.	3,900	23,717
FUJIFILM Holdings Corp.	6,900	163,948

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fujitsu Ltd.	28,000	149,876
Hamamatsu Photonics K.K.	1,000	36,024
Hirose Electric Co., Ltd.	500	48,125
Hitachi High-Technologies Corp.	900	19,787
Hitachi Ltd.	68,000	378,273
Horiba Ltd.	165,400	5,290,770
Hoya Corp.	6,500	138,166
Ibiden Co., Ltd.	1,800	36,735
Keyence Corp.	6,700	1,675,650
Konica Minolta Holdings, Inc.	7,000	51,055
Kyocera Corp.	2,300	196,528
Maruwa Co Ltd.	29,300	1,271,083
Murata Manufacturing Co., Ltd.	3,000	171,707
NEC Corp. *	39,000	78,055
Nippon Electric Glass Co., Ltd.	6,000	52,321
Omron Corp.	361,900	7,296,542
Ricoh Co., Ltd.	10,000	84,514
Seiko Epson Corp.	1,900	24,251
Shimadzu Corp.	4,000	34,953
TDK Corp.	1,800	85,967
Toshiba Corp.	60,000	255,195
Yaskawa Electric Corp.	3,000	26,518
Yokogawa Electric Corp. *	3,200	31,665

		28,786,341

Telecommunication Services 0.1%
KDDI Corp.	44	279,419
Nippon Telegraph & Telephone Corp.	7,200	361,190
NTT DoCoMo, Inc.	229	407,217
Softbank Corp.	13,300	371,679

		1,419,505

Transportation 0.1%
All Nippon Airways Co., Ltd.	12,000	35,033
Central Japan Railway Co.	23	197,994
East Japan Railway Co.	5,100	331,010
Kamigumi Co., Ltd.	4,000	35,284
Kawasaki Kisen Kaisha Ltd.	11,000	20,869
Keikyu Corp.	7,000	64,301
Keio Corp.	9,000	66,427
Keisei Electric Railway Co., Ltd.	4,000	30,185
Kintetsu Corp.	24,000	96,669
Mitsubishi Logistics Corp.	2,000	23,107
Mitsui O.S.K. Lines Ltd.	17,000	64,409
Nippon Express Co., Ltd.	13,000	52,172
Nippon Yusen K.K.	23,000	58,443
Odakyu Electric Railway Co., Ltd.	9,000	89,476
Tobu Railway Co., Ltd.	15,000	78,659
Tokyu Corp.	17,000	83,766
West Japan Railway Co.	2,500	106,230
Yamato Holdings Co., Ltd.	6,000	99,460

		1,533,494

Utilities 0.1%
Chubu Electric Power Co., Inc.	10,200	187,915
Electric Power Development Co., Ltd.	1,700	45,219
Hokkaido Electric Power Co., Inc.	2,700	38,512
Hokuriku Electric Power Co.	2,500	48,575
Kyushu Electric Power Co., Inc.	6,000	86,318
Osaka Gas Co., Ltd.	28,000	112,577
Shikoku Electric Power Co., Inc.	2,700	78,314
The Chugoku Electric Power Co., Inc.	4,500	82,422
The Kansai Electric Power Co., Inc.	11,300	182,288
The Tokyo Electric Power Co., Inc. *	21,700	59,808
Toho Gas Co., Ltd.	6,000	38,946
Tohoku Electric Power Co., Inc.	6,800	64,123
Tokyo Gas Co., Ltd.	37,000	171,186

		1,196,203

		200,144,451

Luxembourg 0.6%

Energy 0.5%
Subsea 7 S.A. *	55,820	1,131,525
Tenaris S.A. ADR	170,850	6,707,571

		7,839,096

Materials 0.0%
ArcelorMittal	12,873	264,452

Media 0.0%
SES S.A.	4,494	106,289

Telecommunication Services 0.1%
Millicom International Cellular S.A.	19,618	1,942,182

		10,152,019

Malaysia 0.1%

Food, Beverage & Tobacco 0.1%
Kuala Lumpur Kepong Berhad	125,700	1,061,092

Mexico 0.4%

Diversified Financials 0.0%
Compartamos S.A.B. de C.V.	409,467	478,766

Media 0.1%
Grupo Televisa S.A. ADR	66,400	1,309,408

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Genomma Lab Internacional S.A., Class B *	1,810,634	3,972,973

		5,761,147

Netherlands 5.0%

Capital Goods 1.5%
Aalberts Industries N.V.	111,613	2,096,058
European Aeronautic Defence & Space Co. N.V.	6,148	206,712
Koninklijke Boskalis Westminster N.V.	328,769	12,765,583
Koninklijke Philips Electronics N.V.	434,429	8,799,253

		23,867,606

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,794	61,271

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
ING Groep N.V. CVA *	57,433	523,995

Energy 1.5%
Core Laboratories N.V.	46,100	4,897,203
Fugro N.V. CVA	1,037	68,361
Royal Dutch Shell plc, B Shares	199,292	7,283,544
SBM Offshore N.V.	110,564	1,878,863
Schlumberger Ltd.	133,625	10,044,591

		24,172,562

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	318,022	4,220,188

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	93,428	3,780,802
Heineken N.V.	3,887	179,933
Unilever N.V. CVA	162,675	5,421,217
Unilever N.V., NY Shares	47,850	1,595,798

		10,977,750

Insurance 0.0%
Aegon N.V. *	25,771	125,199
Delta Lloyd N.V.	1,535	28,133

		153,332

Materials 0.7%
Akzo Nobel N.V.	172,174	8,983,968
James Hardie Industries SE CDI	206,457	1,553,480
Koninklijke DSM N.V.	2,312	118,837

		10,656,285

Media 0.0%
Reed Elsevier N.V.	10,314	123,097
Wolters Kluwer N.V.	4,523	82,170

		205,267

Real Estate 0.0%
Corio N.V.	900	41,941

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	58,896	2,531,889

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	22,155	243,116

Transportation 0.1%
Koninklijke Vopak N.V.	18,954	1,032,081
TNT Express N.V.	5,294	44,459

		1,076,540

		78,731,742

New Zealand 0.6%

Consumer Services 0.2%
Sky City Entertainment Group Ltd.	1,091,254	3,174,681

Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	1,530,712	2,685,312

Materials 0.0%
Fletcher Building Ltd.	10,175	54,723

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	50,326

Transportation 0.2%
Auckland International Airport Ltd.	1,610,975	3,260,736

Utilities 0.0%
Contact Energy Ltd. *	5,211	20,556

		9,246,334

Norway 1.1%

Banks 0.0%
DnB A.S.A.	14,654	154,601

Capital Goods 0.0%
Orkla A.S.A.	11,571	93,876

Commercial & Professional Supplies 0.2%
Tomra Systems A.S.A.	458,414	3,354,961

Energy 0.6%
Aker Solutions A.S.A.	2,465	30,326
Det Norske Oljeselskap ASA *	67,738	1,037,765
Farstad Shipping A.S.A.	106,764	2,900,798
Seadrill Ltd.	4,925	183,387
Statoil A.S.A.	148,235	3,732,141
TGS Nopec Geophysical Co., A.S.A.	68,300	1,715,991

		9,600,408

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	34,667

Materials 0.1%
Norsk Hydro A.S.A.	13,961	73,902
Yara International A.S.A.	2,815	113,525
Yara International A.S.A. ADR	14,200	572,402

		759,829

Media 0.0%
Schibsted A.S.A.	19,982	571,726

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	43,391	1,119,615

Software & Services 0.0%
Opera Software A.S.A.	71,648	357,245

Telecommunication Services 0.1%
Telenor A.S.A.	40,239	656,346

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	25,300	336,721

		17,039,995

Panama 0.0%

Transportation 0.0%
Copa Holdings S.A., Class A	6,943	473,096

Papua New Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	164,233	1,149,933

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	15,070	1,712,856

Philippines 0.1%

Capital Goods 0.0%
Alliance Global Group, Inc.	2,935,100	751,831

Transportation 0.1%
International Container Terminal Services, Inc.	774,100	1,010,386

		1,762,217

Portugal 0.0%

Banks 0.0%
Banco Espirito Santo, S.A.	10,955	18,126

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,469	56,009

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A. *	3,303	55,187

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	3,023	20,382

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	50,123

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	83,543

		283,370

Republic of Korea 1.8%

Automobiles & Components 0.4%
Hyundai Motor Co.	16,460	3,233,354
Mando Corp. *	20,420	3,305,076
Nexen Tire Corp.	21,600	345,730

		6,884,160

Capital Goods 0.2%
Jinsung T.E.C. *	32,721	363,607
Samsung Engineering Co., Ltd.	10,908	2,077,513

		2,441,120

Consumer Durables & Apparel 0.1%
Handsome Co., Ltd. *	72,660	2,178,287

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	500	120,446

Food, Beverage & Tobacco 0.0%
KT&G Corp.	4,400	307,865

Insurance 0.4%
Dongbu Insurance Co., Ltd.	29,000	1,239,102
Hyundai Marine & Fire Insurance Co., Ltd.	132,840	3,897,837
Samsung Fire & Marine Insurance Co., Ltd.	10,140	1,961,668

		7,098,607

Media 0.1%
Cheil Worldwide, Inc. *	72,720	1,126,031

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	35,978	1,201,743

Semiconductors & Semiconductor Equipment 0.3%
Duksan Hi-Metal Co., Ltd. *	8,900	185,636
Samsung Electronics Co., Ltd.	4,934	4,858,429

		5,044,065

Software & Services 0.1%
Daum Communications Corp. *	3,688	432,650
NCSoft Corp. *	4,700	1,231,857

		1,664,507

Transportation 0.1%
Hyundai Glovis Co., Ltd. *	6,000	1,027,444

		29,094,275

Singapore 3.2%

Banks 0.1%
DBS Group Holdings Ltd.	26,000	279,054
Oversea-Chinese Banking Corp., Ltd.	38,000	258,915
United Overseas Bank Ltd.	19,000	260,815

		798,784

Capital Goods 0.2%
Cosco Corp., Ltd.	15,000	14,020
Fraser & Neave Ltd.	14,000	75,470
Keppel Corp., Ltd.	343,500	2,956,317
SembCorp Industries Ltd.	15,000	56,729
SembCorp Marine Ltd.	13,000	51,108
Singapore Technologies Engineering Ltd.	23,000	53,820
Yangzijiang Shipbuilding Holdings Ltd.	29,000	25,373

		3,232,837

Consumer Services 0.0%
Genting Singapore plc *	91,000	117,477

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	66,981

Energy 0.1%
Ezra Holdings Ltd. *	2,283,000	1,899,724

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	45,262

Food, Beverage & Tobacco 0.0%
First Resources Ltd.	20,000	26,076
Golden Agri-Resources Ltd.	100,000	58,235
Wilmar International Ltd.	29,000	123,049

		207,360

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *	2,651,000	3,412,358

Media 0.0%
Singapore Press Holdings Ltd.	23,000	67,775

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 1.1%
Ascendas REIT	3,345,000	4,954,331
Capitaland Ltd.	38,000	79,230
CapitaMall Trust REIT	7,408,200	10,050,875
CapitaMalls Asia Ltd.	822,000	863,200
City Developments Ltd.	7,000	54,750
Global Logistic Properties Ltd. *	988,000	1,560,405
Keppel Land Ltd.	11,000	24,821
UOL Group Ltd.	7,000	25,549

		17,613,161

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	2,000	81,459

Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	120,000	294,802
StarHub Ltd.	2,474,000	5,560,819

		5,855,621

Transportation 0.9%
ComfortDelGro Corp., Ltd.	28,000	32,988
Hutchison Port Holdings Trust	78,000	58,401
Neptune Orient Lines Ltd.	14,000	14,438
SATS Ltd.	3,128,000	5,687,785
SIA Engineering Co., Ltd.	2,334,000	6,435,097
Singapore Airlines Ltd.	8,000	70,275
SMRT Corp., Ltd.	1,500,553	2,076,714

		14,375,698

Utilities 0.2%
Hyflux Ltd.	3,028,000	3,301,190

		51,075,687

South Africa 0.2%

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	78,618	1,305,539

Health Care Equipment & Services 0.0%
Life Healthcare Group Holdings Pte Ltd.	259,720	703,417

Retailing 0.1%
The Foschini Group Ltd.	72,697	1,008,985

		3,017,941

Spain 1.3%

Banks 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	68,729	603,041
Banco de Sabadell S.A.	21,784	80,550
Banco Popular Espanol S.A.	14,696	63,303
Banco Santander S.A.	1,148,096	8,965,355
Bankia S.A. *	12,989	58,888
Bankinter S.A.	3,195	21,482
CaixaBank	11,311	56,913

		9,849,532

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,123	65,602
Ferrovial S.A.	5,499	64,429
Fomento de Construcciones y Contratas S.A.	764	17,979
Zardoya Otis S.A.	2,201	31,430

		179,440

Commercial & Professional Supplies 0.2%
Prosegur, Compania de Seguridad S.A. - Reg’d	71,378	3,296,284

Energy 0.0%
Repsol YPF S.A.	11,899	328,109

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	8,658	40,078

Food, Beverage & Tobacco 0.1%
Viscofan S.A.	17,800	686,933

Insurance 0.0%
Mapfre S.A.	11,544	38,448

Materials 0.0%
Acerinox S.A.	1,495	21,242

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	52,977	968,472

Retailing 0.2%
Industria de Diseno Textil S.A.	39,992	3,494,754

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	4,698	80,603
Indra Sistemas S.A.	1,477	19,481

		100,084

Telecommunication Services 0.1%
Telefonica S.A.	61,592	1,074,911

Transportation 0.0%
Abertis Infraestructuras S.A.	5,818	98,198
International Consolidated Airlines Group S.A. *	13,910	38,800

		136,998

Utilities 0.0%
Acciona S.A.	381	30,636
EDP Renovaveis S.A. *	3,270	18,839
Enagas S.A.	2,685	53,837
Gas Natural SDG S.A.	5,204	85,283
Iberdrola S.A.	57,334	338,674
Red Electrica Corp. S.A.	1,623	74,742

		602,011

		20,817,296

Sweden 1.7%

Banks 0.1%
Nordea Bank AB	39,447	331,135
Skandinaviska Enskilda Banken AB, A Shares	21,150	133,298
Svenska Handelsbanken AB, A Shares	7,345	220,925
Swedbank AB, A Shares	12,138	174,711

		860,069

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.7%
Alfa Laval AB	5,063	103,930
Assa Abloy AB, Class B	298,711	8,128,096
Atlas Copco AB, A Shares	10,069	240,094
Atlas Copco AB, B Shares	21,951	465,202
NIBE Industrier AB, B Shares	27,270	416,456
Sandvik AB	15,060	223,209
Scania AB, B Shares	4,798	82,880
Skanska AB, B Shares	22,597	395,630
SKF AB, B Shares	5,869	139,055
Volvo AB, B Shares	20,824	270,319

		10,464,871

Commercial & Professional Supplies 0.2%
AF AB, B Shares	181,876	3,243,561
Securitas AB, B Shares	4,695	44,234

		3,287,795

Consumer Durables & Apparel 0.0%
Electrolux AB, Class B	3,606	66,253
Husqvarna AB, B Shares	6,685	35,363
JM AB	24,185	447,002

		548,618

Diversified Financials 0.1%
Industrivarden AB, C Shares	1,765	25,108
Investor AB, B Shares	6,830	138,519
Kinnevik Investment AB, B Shares	32,684	684,535
Ratos AB, B Shares	2,873	36,276

		884,438

Energy 0.1%
Lundin Petroleum AB *	91,337	2,062,568

Food, Beverage & Tobacco 0.1%
Swedish Match AB	33,894	1,181,779

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	21,546	1,030,980
Getinge AB, B Shares	73,762	2,006,761

		3,037,741

Materials 0.0%
Boliden AB	4,101	70,345
Holmen AB, B Shares	792	22,972
SSAB AB, A Shares	50,147	527,321
Svenska Cellulosa AB, B Shares	8,663	144,922

		765,560

Media 0.0%
Modern Times Group AB, B Shares	731	36,660

Retailing 0.1%
Hennes & Mauritz AB, B Shares	15,332	502,330
Mekonomen AB	39,129	1,393,911

		1,896,241

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	25,600	443,008
Telefonaktiebolaget LM Ericsson, B Shares	45,158	420,251

		863,259

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	90,908
TeliaSonera AB	32,464	216,423

		307,331

		26,196,930

Switzerland 8.2%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	167,520	3,496,110
Geberit AG - Reg’d *	15,291	3,164,643
Meyer Burger Technology AG *	8,397	161,290
Rieter Holding AG - Reg’d *	6,478	1,201,852
Schindler Holding AG	729	84,835
Schindler Holding AG - Reg’d	323	37,597
Sulzer AG - Reg’d	360	45,218

		8,191,545

Commercial & Professional Supplies 0.9%
Adecco S.A. - Reg’d *	263,187	12,532,148
SGS S.A. - Reg’d	873	1,571,567

		14,103,715

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., Series A	94,727	5,383,885
The Swatch Group AG - Bearer Shares	462	195,466
The Swatch Group AG - Reg’d	651	47,944

		5,627,295

Consumer Services 0.0%
Orascom Development Holding AG *	11,066	163,526

Diversified Financials 1.1%
Credit Suisse Group AG - Reg’d *	515,309	13,408,054
GAM Holding AG *	2,943	37,707
Julius Baer Group Ltd. *	36,475	1,486,457
Pargesa Holding S.A.	405	28,439
Partners Group Holding AG	7,385	1,292,842
UBS AG - Reg’d *	54,572	744,537

		16,998,036

Energy 1.3%
Noble Corp. *	261,200	9,100,208
Transocean Ltd.	105,308	4,982,844
Weatherford International Ltd. *	427,125	7,150,073

		21,233,125

Food, Beverage & Tobacco 1.6%
Aryzta AG *	17,908	827,802
Barry Callebaut AG - Reg’d *	27	25,422
Lindt & Spruengli AG	13	37,580
Lindt & Spruengli AG - Reg’d	2	68,442
Nestle S.A. - Reg’d	222,772	12,783,556
Nestle S.A. - Reg’d ADR	200,462	11,532,579

		25,275,381

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	75,567
Straumann Holding AG - Reg’d	118	21,262

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synthes, Inc. - Reg’d	979	166,883

		263,712

Insurance 0.1%
Baloise Holding AG - Reg’d	712	54,677
Swiss Life Holding AG - Reg’d *	457	45,436
Swiss Re AG *	5,177	281,720
Zurich Financial Services AG *	2,184	525,622

		907,455

Materials 1.1%
Clariant AG - Reg’d *	23,400	285,294
Givaudan S.A. - Reg’d *	7,525	7,039,990
Glencore International plc	562,061	3,654,026
Holcim Ltd. - Reg’d *	90,978	5,206,804
Sika AG	763	1,578,176
Syngenta AG - Reg’d *	1,419	430,914

		18,195,204

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Actelion Ltd. - Reg’d *	1,659	63,660
Lonza Group AG - Reg’d *	754	40,841
Novartis AG - Reg’d	78,094	4,238,423
Novartis AG ADR	57,725	3,137,931
Roche Holding AG	17,035	2,890,063

		10,370,918

Retailing 0.0%
Dufry Group - Reg’d *	5,105	581,331

Software & Services 0.0%
Temenos Group AG - Reg’d *	35,606	642,952

Telecommunication Services 0.0%
Swisscom AG - Reg’d	350	138,368

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d *	59,410	7,484,831

		130,177,394

Taiwan 0.6%

Capital Goods 0.1%
Yungtay Engineering Co., Ltd.	776,000	1,234,506

Food, Beverage & Tobacco 0.1%
Standard Foods Corp.	464,000	1,575,382

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	87,000	920,629

Semiconductors & Semiconductor Equipment 0.1%
Radiant Opto-Electronics Corp.	299,000	1,138,132

Technology Hardware & Equipment 0.2%
Catcher Technology Co., Ltd.	189,490	1,179,008
Compal Communications, Inc.	959,000	1,788,897
FLEXium Interconnect Inc.	319,000	1,047,871
Simplo Technology Co., Ltd.	29,000	203,870

		4,219,646

		9,088,295

Thailand 0.3%

Banks 0.1%
Kasikornbank PCL	279,800	1,194,192

Food & Staples Retailing 0.0%
CP ALL PCL	271,700	513,968

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL *	79,000	196,063

Retailing 0.1%
Home Product Center PCL	2,904,800	1,052,021

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	289,600	1,414,054

		4,370,298

Turkey 0.2%

Banks 0.1%
Turkiye Halk Bankasi A/S	175,486	1,151,840

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	22,840	703,210
Bizim Toptan Satis Magazalari A/S	124,412	1,586,633

		2,289,843

		3,441,683

United Kingdom 19.8%

Automobiles & Components 0.0%
GKN plc	23,289	77,126

Banks 1.1%
Barclays plc	1,044,422	3,502,008
HSBC Holdings plc	267,604	2,235,862
Lloyds Banking Group plc *	18,080,323	8,743,371
Royal Bank of Scotland Group plc *	266,423	111,782
Standard Chartered plc	126,143	3,048,608

		17,641,631

Capital Goods 3.7%
Ashtead Group plc	1,346,092	4,999,863
BAE Systems plc	448,820	2,181,041
Balfour Beatty plc	10,304	44,575
Bodycote plc	851,699	4,100,695
Bunzl plc	16,754	227,581
Cobham plc	1,227,184	3,546,554
Fenner plc	260,849	1,818,809
Interserve plc	452,502	2,074,281
Invensys plc	12,175	38,875
Kentz Corp., Ltd.	140,996	986,604
Meggitt plc	180,806	1,035,940
Rolls-Royce Holdings plc *	249,260	2,894,401
Rotork plc	478,762	14,372,142
Smiths Group plc	5,885	89,193
Spirax-Sarco Engineering plc	174,938	5,466,135
The Weir Group plc	111,113	3,432,837
Ultra Electronics Holdings plc	249,148	6,023,163
Wolseley plc	163,472	5,670,091

		59,002,780

Commercial & Professional Supplies 1.5%
Aggreko plc	92,479	3,059,093
Babcock International Group plc	266,904	3,073,116

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Capita Group plc	9,196	89,226
CPP Group plc	846,461	1,522,261
De La Rue plc	534,031	7,889,241
G4S plc	1,139,053	4,843,453
Intertek Group plc	12,201	406,664
RPS Group plc	94,139	309,599
Serco Group plc	303,990	2,436,872

		23,629,525

Consumer Durables & Apparel 0.5%
Bellway plc	231,163	2,689,270
Burberry Group plc	114,244	2,421,070
Persimmon plc	161,600	1,343,299
The Berkeley Group Holdings plc *	86,730	1,734,579

		8,188,218

Consumer Services 0.3%
Carnival plc	2,747	82,163
Compass Group plc	28,447	264,395
Greene King plc	262,691	2,039,398
InterContinental Hotels Group plc	30,453	621,007
Millennium & Copthorne Hotels plc	153,004	1,074,401
Restaurant Group plc	52,199	244,192
TUI Travel plc	7,543	22,777
Whitbread plc	36,358	943,399

		5,291,732

Diversified Financials 0.9%
3i Group plc	14,557	42,421
Aberdeen Asset Management plc	1,186,306	4,469,548
Ashmore Group plc	292,758	1,716,058
Hargreaves Lansdown plc	48,362	315,112
ICAP plc	8,336	44,178
IG Group Holdings plc	112,711	841,752
Investec plc	8,046	47,704
Jupiter Fund Management plc	155,155	557,398
London Stock Exchange Group plc	2,236	30,715
Man Group plc	28,276	51,692
Schroders plc	250,095	5,719,774

		13,836,352

Energy 1.2%
AMEC plc	109,544	1,737,878
BG Group plc	234,237	5,277,965
BP plc	284,047	2,136,769
Cairn Energy plc *	21,087	93,970
Essar Energy plc *	4,886	9,981
John Wood Group plc	193,682	2,012,566
Petrofac Ltd.	128,054	2,944,985
Royal Dutch Shell plc, A Shares	54,266	1,925,184
Tullow Oil plc	95,818	2,104,632

		18,243,930

Food & Staples Retailing 0.1%
J. Sainsbury plc	18,294	83,261
Tesco plc	361,196	1,821,348
WM Morrison Supermarkets plc	32,828	148,103

		2,052,712

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	5,342	97,161
British American Tobacco plc	29,643	1,365,007
British American Tobacco plc ADR	76,850	7,086,338
Diageo plc	554,596	12,275,388
Diageo plc ADR	56,125	4,972,114
Imperial Tobacco Group plc	15,194	544,132
SABMiller plc	14,293	543,264
Tate & Lyle plc	7,008	73,207
Unilever plc	19,245	621,939

		27,578,550

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,387	129,736

Household & Personal Products 0.0%
Reckitt Benckiser Group plc	9,285	494,640

Insurance 0.5%
Admiral Group plc	3,040	45,078
Amlin plc	167,236	897,201
Aviva plc	42,930	236,749
Hiscox Ltd.	83,714	503,214
Lancashire Holdings Ltd.	209,310	2,272,334
Legal & General Group plc	88,041	160,214
Old Mutual plc	82,889	191,090
Prudential plc	175,244	1,938,376
Resolution Ltd.	21,377	92,104
RSA Insurance Group plc	52,853	88,346
St. James’s Place plc	75,933	419,191
Standard Life plc	34,910	120,030
Willis Group Holdings plc	14,800	575,276

		7,539,203

Materials 4.0%
Anglo American plc	19,841	823,469
Antofagasta plc	5,913	121,027
AZ Electronic Materials S.A.	1,168,415	5,575,460
BHP Billiton plc	195,002	6,555,350
Croda International plc	529,966	16,192,730
Eurasian Natural Resources Corp.	3,862	42,141
Fresnillo plc	2,689	73,686
Johnson Matthey plc	99,524	3,225,040
Kazakhmys plc	3,210	57,713
Lonmin plc	2,431	39,677
Randgold Resources Ltd.	1,372	156,222
Randgold Resources Ltd. ADR	9,195	1,052,000
Rexam plc	1,763,982	10,416,447
Rio Tinto plc	20,976	1,263,622
Rio Tinto plc ADR	170,750	10,323,545
Vedanta Resources plc	1,793	33,892
Victrex plc	301,787	6,093,020
Xstrata plc	31,118	529,670

		62,574,711

Media 0.3%
British Sky Broadcasting Group plc	17,084	186,031
ITV plc	55,400	65,550

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pearson plc	12,214	226,158
Reed Elsevier plc	190,641	1,579,546
Rightmove plc	140,882	2,855,493

		4,912,778

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Abcam plc	172,105	909,028
AstraZeneca plc	20,151	970,532
BTG PLC *	7,342	38,733
GlaxoSmithKline plc	122,388	2,722,372

		4,640,665

Real Estate 0.1%
British Land Co. plc	12,662	97,661
Capital Shopping Centers Group plc	8,375	42,725
Hammerson plc	10,685	63,607
Land Securities Group plc	11,629	123,700
Segro plc	11,121	38,576
Shaftesbury plc	171,093	1,351,240

		1,717,509

Retailing 0.4%
Carphone Warehouse Group plc	102,768	269,116
Dunelm Group plc	90,927	657,963
Kingfisher plc	35,450	143,133
Marks & Spencer Group plc	23,771	122,626
Next plc	28,780	1,189,389
Ocado Group plc *	294,144	404,257
Signet Jewelers Ltd.	77,400	3,527,892
Sports Direct International plc *	48,984	189,406

		6,503,782

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings plc	227,981	2,194,169
Imagination Technologies Group plc *	259,578	2,369,161

		4,563,330

Software & Services 0.3%
Moneysupermarket.com Group plc	154,066	280,414
Telecity Group plc *	446,697	4,561,486
The Sage Group plc	19,846	91,820

		4,933,720

Technology Hardware & Equipment 1.9%
Diploma plc	595,942	3,704,378
Domino Printing Sciences plc	518,657	4,854,300
Halma plc	796,572	4,449,787
Laird plc	1,451,063	3,837,989
Spectris plc	410,377	9,918,236
TT Electronics plc	950,255	2,502,921

		29,267,611

Telecommunication Services 0.2%
BT Group plc	116,562	374,988
Inmarsat plc	6,807	43,003
Vodafone Group plc	762,196	2,055,764

		2,473,755

Utilities 0.5%
Centrica plc	344,152	1,593,466
Drax Group plc	172,688	1,447,877
International Power plc	22,914	121,284
National Grid plc	53,369	531,436
Pennon Group plc	105,040	1,152,547
Severn Trent plc	3,562	85,687
SSE plc	188,426	3,635,479
United Utilities Group plc	10,223	97,080

		8,664,856

		313,958,852

United States 0.4%

Automobiles & Components 0.0%
Autoliv, Inc.	7,600	479,484

Energy 0.1%
Golar LNG Ltd.	50,519	2,071,279

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	14,600	836,142

Household & Personal Products 0.1%
Herbalife Ltd.	15,800	914,504

Insurance 0.1%
PartnerRe Ltd.	26,425	1,728,724

		6,030,133

Total Common Stock
(Cost $1,326,820,058)		1,515,233,243

Preferred Stock 0.2% of net assets

Brazil 0.1%
Marcopolo S.A.	420,400	1,905,659

Germany 0.1%
Bayerische Motoren Werke AG	783	44,707
Henkel AG & Co. KGaA	2,671	165,032
Hugo Boss AG	8,400	750,986
Porsche Automobil Holding SE	2,296	141,389
ProSiebenSat.1 Media AG	1,148	27,038
RWE AG	585	20,914
Volkswagen AG	2,169	385,522

		1,535,588

Total Preferred Stock
(Cost $3,239,558)		3,441,247

Other Investment Companies 3.0% of net assets

Equity Fund 0.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Index ETF	1,422,200	2,046,569

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund	45,959,094	45,959,094

Total Other Investment Companies
(Cost $47,948,494)		48,005,663

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (a)(b)	226,000	66,284

Total Corporate Bond
(Cost $117,416)		66,284

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.11%, 05/24/12 (c)(d)	35,000	34,988
0.05%, 05/24/12 (c)(d)	270,000	269,955
(0.01)%, 03/15/12 (c)(d)	2,200,000	2,200,013

Total Short-Term Investments
(Cost $2,504,956)		2,504,956

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $1,409,020,195 the unrealized appreciation and depreciation were $222,053,949 and ($61,822,751), respectively, with a net unrealized appreciation of $160,231,198.

At 01/31/12, the values of certain foreign securities held by the fund aggregating $1,226,175,402 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $147,298 or 0.0% of net assets.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

In addition to the above the fund held the following at 01/31/12.

			Unrealized
		Contract	Gains /
	Number of	Value	(Losses)
	Contracts	($)	($)

Futures Contracts

ASX SPI 200 Index, Long, expires 03/15/12	3	336,490	(1,843)
Euro Stoxx 50 Index, Long, expires 03/16/12	46	1,456,121	(13,463)
FTSE 100 Index, Long, expires 03/16/12	13	1,156,299	(12,981)
Russell 2000 Index, mini, Long, expires 03/16/12	90	7,120,800	550,449
S&P 500 Index, e-mini, Long, expires 03/16/12	110	7,195,100	388,533
Topix Index, Long, expires 03/09/12	10	992,522	(15,849)

Net unrealized gains			894,846

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

03/21/2012	Citibank N.A.	AUD	366,702	USD	387,243	82
06/20/2012	State Street Bank & Trust Co.	AUD	370,000	USD	387,132	35,369
06/20/2012	State Street Bank & Trust Co.	AUD	910,000	USD	952,135	114,052
03/21/2012	State Street Bank & Trust Co.	CHF	1,600,000	USD	1,739,480	(398,700)
03/21/2012	State Street Bank & Trust Co.	CHF	11,800,000	USD	12,828,664	(841,717)
03/21/2012	State Street Bank & Trust Co.	CHF	5,400,000	USD	5,870,745	(8,918)
03/21/2012	State Street Bank & Trust Co.	EUR	4,400,000	USD	5,756,131	(128,649)
03/21/2012	Citibank N.A.	EUR	1,064,247	USD	1,392,260	(4,414)
03/21/2012	Citibank N.A.	EUR	26,710	USD	34,942	(85)
03/21/2012	Citibank N.A.	GBP	713,948	USD	1,124,603	5,762
03/21/2012	Citibank N.A.	GBP	24,370	USD	38,387	178
03/21/2012	Citibank N.A.	JPY	74,550,077	USD	978,648	18,097
03/21/2012	Citibank N.A.	JPY	2,424,898	USD	31,833	63
03/22/2012	Bank of New York Mellon	JPY	286,699,000	USD	3,763,661	75,075

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)
09/19/2012	State Street Bank & Trust Co.	JPY	460,000,000	USD	6,055,914	101,992
09/19/2012	State Street Bank & Trust Co.	JPY	650,000,000	USD	8,557,270	170,173
04/27/2012	State Street Bank & Trust Co.	USD	15,177,174	AUD	14,428,500	39,843
06/20/2012	State Street Bank & Trust Co.	USD	8,788,935	AUD	8,400,000	(434,295)
03/21/2012	State Street Bank & Trust Co.	USD	12,285,077	CHF	11,300,000	754,192
03/21/2012	State Street Bank & Trust Co.	USD	3,152,807	CHF	2,900,000	234,252
03/21/2012	State Street Bank & Trust Co.	USD	23,906,977	CHF	21,990,000	2,247,464
03/21/2012	State Street Bank & Trust Co.	USD	5,519,587	CHF	5,077,000	560,944
03/21/2012	State Street Bank & Trust Co.	USD	12,067,642	CHF	11,100,000	1,508,347
03/21/2012	State Street Bank & Trust Co.	USD	14,390,327	EUR	11,000,000	1,315,517
03/21/2012	State Street Bank & Trust Co.	USD	3,793,813	EUR	2,900,000	421,568
03/22/2012	Bank of New York Mellon	USD	16,358,067	JPY	1,246,085,000	(308,337)
09/19/2012	State Street Bank & Trust Co.	USD	3,554,558	JPY	270,000,000	4,583
09/19/2012	State Street Bank & Trust Co.	USD	4,871,062	JPY	370,000,000	(24,133)
09/19/2012	State Street Bank & Trust Co.	USD	40,679,946	JPY	3,090,000,000	(102,139)
04/27/2012	State Street Bank & Trust Co.	USD	7,815,804	NZD	9,520,000	(26,350)
09/19/2012	State Street Bank & Trust Co.	USD	1,508,712	SEK	10,350,000	(24,522)

Net unrealized gains on Forward Foreign Currency Contracts						5,305,294

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$221,269,018	$—	$221,269,018
Australia(a)	—	41,746,685	—	41,746,685
Materials	13,081,782	21,569,444	—	34,651,226
Brazil(a)	26,620,577	—	—	26,620,577
Canada(a)	110,254,501	—	—	110,254,501
Chile(a)	4,905,111	—	—	4,905,111
China(a)	—	8,479,950	—	8,479,950
Commercial & Professional Supplies	1,525,067	—	—	1,525,067
Media	1,374,860	—	—	1,374,860
Pharmaceuticals, Biotechnology & Life Sciences	288,589	—	—	288,589
Semiconductors & Semiconductor Equipment	250,475	—	—	250,475
Colombia(a)	1,026,574	—	—	1,026,574
Germany(a)	—	96,197,115	—	96,197,115
Materials	5,925,868	16,068,086	—	21,993,954
Greece(a)	—	99,710	—	99,710
Food, Beverage & Tobacco	51,042	—	—	51,042
Hong Kong(a)	—	26,271,592	—	26,271,592
Technology Hardware & Equipment	—	4,324,717	81,014	4,405,731
Ireland(a)	—	11,984,882	—	11,984,882
Capital Goods	8,473,744	—	—	8,473,744
Food, Beverage & Tobacco	3,045,820	—	—	3,045,820
Pharmaceuticals, Biotechnology & Life Sciences	1,197,680	2,353,288	—	3,550,968
Transportation	901,220	—	—	901,220
Israel(a)	—	1,988,154	—	1,988,154
Semiconductors & Semiconductor Equipment	3,330,993	—	—	3,330,993
Software & Services	1,885,940	32,209	—	1,918,149
Japan(a)	—	197,987,135	—	197,987,135
Pharmaceuticals, Biotechnology & Life Sciences	43,952	2,113,364	—	2,157,316
Luxembourg(a)	—	2,312,923	—	2,312,923
Energy	6,707,571	1,131,525	—	7,839,096
Mexico(a)	5,761,147	—	—	5,761,147
Netherlands(a)	—	43,581,430	—	43,581,430
Energy	14,941,794	9,230,768	—	24,172,562
Food, Beverage & Tobacco	1,595,798	9,381,952	—	10,977,750
Norway(a)	—	16,280,166	—	16,280,166
Materials	572,402	187,427	—	759,829
Panama(a)	473,096	—	—	473,096
Peru(a)	1,712,856	—	—	1,712,856

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Republic of Korea(a)	$—	$28,786,410	$—	$28,786,410
Food, Beverage & Tobacco	307,865	—	—	307,865
Singapore(a)	—	50,868,327	—	50,868,327
Food, Beverage & Tobacco	26,076	181,284	—	207,360
Spain(a)	—	10,967,764	—	10,967,764
Banks	58,888	9,790,644	—	9,849,532
Switzerland(a)	—	73,297,970	—	73,297,970
Energy	20,986,004	247,121	—	21,233,125
Food, Beverage & Tobacco	11,532,579	13,742,802	—	25,275,381
Pharmaceuticals, Biotechnology & Life Sciences	3,137,931	7,232,987	—	10,370,918
Taiwan(a)	—	4,868,649	—	4,868,649
Technology Hardware & Equipment	203,870	4,015,776	—	4,219,646
Thailand(a)	—	1,194,192	—	1,194,192
Food & Staples Retailing	513,968	—	—	513,968
Health Care Equipment & Services	196,063	—	—	196,063
Retailing	1,052,021	—	—	1,052,021
Telecommunication Services	1,414,054	—	—	1,414,054
United Kingdom(a)	—	186,133,081	—	186,133,081
Commercial & Professional Supplies	1,522,261	22,107,264	—	23,629,525
Food, Beverage & Tobacco	12,058,452	15,520,098	—	27,578,550
Insurance	620,354	6,918,849	—	7,539,203
Materials	11,375,545	51,199,166	—	62,574,711
Retailing	3,527,892	2,975,890	—	6,503,782
United States(a)	6,030,133	—	—	6,030,133
Preferred Stock(a)	—	1,535,588	—	1,535,588
Brazil	1,905,659	—	—	1,905,659
Other Investment Companies(a)	48,005,663	—	—	48,005,663
Corporate Bond(a)	—	—	66,284	66,284
Short-Term Investments(a)	—	2,504,956	—	2,504,956

Total	$340,423,737	$1,228,680,358	$147,298	$1,569,251,393

Other Financial Instruments
Futures Contracts*	$938,982	$—	$—	$938,982
Forward Foreign Currency Contracts*	7,607,553	—	—	7,607,553

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($44,136)	$—	$—	($44,136)
Forward Foreign Currency Contracts*	(2,302,259)	—	—	(2,302,259)

*	Futures Contracts and Forward Foreign Currency Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Gross	Gross	Transfers	Transfers	February 29,
Investments in Securities	2011	(Premiums)	(Loss)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock
Hong Kong	$82,530	$—	$—	($1,516)	$—	$—	$—	$—	$81,014
United Kingdom	27,850	—	(496)	(147)	—	(27,207)	—	—	—
Corporate Bonds
Brazil	67,455	(78)	—	(1,093)	—	—	—	—	66,284

Total	$177,835	($78)	($496)	($2,756)	$—	($27,207)	$—	$—	$147,298

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On January 31, 2012, the fund had open forward foreign currency exchange contracts and equity index futures contracts(“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets or as a substitute for investing directly in an underlying asset. The primary risk associated with investing in futures contracts is market risk. The fund also invests in forward currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forward foreign currency contracts is currency risk.

REG46830JAN12

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	8,895,111,707	11,297,441,090
1.3%	Short-Term Investments	153,914,570	153,914,570

99.9%	Total Investments	9,049,026,277	11,451,355,660
0.1%	Collateral Invested for Securities on Loan	8,657,378	8,657,378
0.0%	Other Assets and Liabilities, Net		2,654,359

100.0%	Net Assets		11,462,667,397

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	100,000	7,463,000
Ford Motor Co.	3,614,397	44,890,811
Harley-Davidson, Inc.	231,470	10,228,659
Johnson Controls, Inc.	640,659	20,353,737
The Goodyear Tire & Rubber Co. *	197,636	2,569,268

		85,505,475

Banks 2.7%
BB&T Corp.	663,013	18,027,324
Comerica, Inc.	188,270	5,209,431
Fifth Third Bancorp	866,629	11,274,843
First Horizon National Corp.	238,860	2,085,248
Hudson City Bancorp, Inc.	481,992	3,243,806
Huntington Bancshares, Inc.	821,893	4,693,009
KeyCorp	874,798	6,797,180
M&T Bank Corp.	117,498	9,369,291
People’s United Financial, Inc.	343,300	4,232,889
PNC Financial Services Group, Inc.	498,778	29,388,000
Regions Financial Corp.	1,177,945	6,148,873
SunTrust Banks, Inc.	501,716	10,320,298
U.S. Bancorp	1,815,128	51,222,912
Wells Fargo & Co.	5,015,809	146,511,781
Zions Bancorp	174,698	2,941,914

		311,466,799

Capital Goods 8.3%
3M Co.	667,919	57,915,257
Caterpillar, Inc.	615,062	67,115,565
Cooper Industries plc	154,700	9,145,864
Cummins, Inc.	182,562	18,986,448
Danaher Corp.	533,174	27,996,967
Deere & Co.	387,886	33,416,379
Dover Corp.	174,270	11,050,461
Eaton Corp.	313,078	15,350,214
Emerson Electric Co.	713,815	36,675,815
Fastenal Co.	271,898	12,692,199
Flowserve Corp.	50,100	5,519,517
Fluor Corp.	160,582	9,031,132
General Dynamics Corp.	338,960	23,442,474
General Electric Co.	10,041,452	187,875,567
Goodrich Corp.	114,696	14,308,326
Honeywell International, Inc.	733,229	42,556,611
Illinois Tool Works, Inc.	466,036	24,713,889
Ingersoll-Rand plc	300,000	10,482,000
Jacobs Engineering Group, Inc. *	119,534	5,350,342
Joy Global, Inc.	100,000	9,069,000
L-3 Communications Holdings, Inc.	105,783	7,483,089
Lockheed Martin Corp.	257,891	21,229,587
Masco Corp.	347,388	4,192,973
Northrop Grumman Corp.	260,567	15,125,914
PACCAR, Inc.	343,250	15,171,650
Pall Corp.	107,030	6,387,550
Parker Hannifin Corp.	155,336	12,532,509
Precision Castparts Corp.	134,927	22,084,851
Quanta Services, Inc. *	181,000	3,909,600
Raytheon Co.	331,388	15,903,310
Rockwell Automation, Inc.	132,521	10,319,410
Rockwell Collins, Inc.	147,405	8,533,275
Roper Industries, Inc.	85,000	7,938,150
Snap-on, Inc.	58,282	3,293,516
Stanley Black & Decker, Inc.	157,781	11,073,071
Textron, Inc.	259,904	6,622,354
The Boeing Co.	705,854	52,360,250
Tyco International Ltd.	433,600	22,091,920
United Technologies Corp.	861,835	67,524,772
W.W. Grainger, Inc.	57,927	11,048,996
Xylem, Inc.	173,800	4,503,158

		952,023,932

Commercial & Professional Supplies 0.5%
Avery Dennison Corp.	103,076	2,798,513
Cintas Corp.	111,376	4,126,481
Equifax, Inc.	119,661	4,663,189
Iron Mountain, Inc.	190,400	5,868,128
Pitney Bowes, Inc.	196,591	3,729,331
R.R. Donnelley & Sons Co.	194,869	2,213,712
Republic Services, Inc.	299,934	8,782,068
Robert Half International, Inc.	123,342	3,415,340
Stericycle, Inc. *	80,700	6,780,414
The Dun & Bradstreet Corp.	40,100	3,320,681
Waste Management, Inc.	454,916	15,812,880

		61,510,737

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.0%
Coach, Inc.	267,728	18,754,346
D.R. Horton, Inc.	260,616	3,627,775
Harman International Industries, Inc.	64,756	2,732,703
Hasbro, Inc.	107,917	3,767,382
Leggett & Platt, Inc.	157,894	3,388,405
Lennar Corp., Class A	151,118	3,247,526
Mattel, Inc.	321,294	9,960,114
Newell Rubbermaid, Inc.	250,050	4,618,424
NIKE, Inc., Class B	361,462	37,588,433
PulteGroup, Inc. *	293,286	2,184,981
Ralph Lauren Corp.	60,526	9,199,952
VF Corp.	80,391	10,570,613
Whirlpool Corp.	76,122	4,134,947

		113,775,601

Consumer Services 2.1%
Apollo Group, Inc., Class A *	109,790	5,754,094
Carnival Corp.	433,221	13,083,274
Chipotle Mexican Grill, Inc. *	29,000	10,651,410
Darden Restaurants, Inc.	128,248	5,882,736
DeVry, Inc.	57,700	2,178,752
H&R Block, Inc.	262,105	4,288,038
International Game Technology	280,660	4,470,914
Marriott International, Inc., Class A	267,172	9,204,075
McDonald’s Corp.	966,738	95,755,399
Starbucks Corp.	714,662	34,253,750
Starwood Hotels & Resorts Worldwide, Inc.	180,068	9,766,888
Wyndham Worldwide Corp.	148,464	5,902,928
Wynn Resorts Ltd.	74,700	8,607,681
Yum! Brands, Inc.	444,985	28,180,900

		237,980,839

Diversified Financials 5.6%
American Express Co.	975,741	48,923,654
Ameriprise Financial, Inc.	215,714	11,551,485
Bank of America Corp.	9,478,911	67,584,635
BlackRock, Inc.	94,000	17,108,000
Capital One Financial Corp.	428,374	19,598,110
Citigroup, Inc.	2,734,147	83,992,996
CME Group, Inc.	63,537	15,217,747
Discover Financial Services	500,773	13,611,010
E*TRADE Financial Corp. *	195,319	1,599,663
Federated Investors, Inc., Class B (b)	76,906	1,313,554
Franklin Resources, Inc.	139,335	14,783,444
IntercontinentalExchange, Inc. *	67,958	7,779,832
Invesco Ltd.	436,147	9,843,838
JPMorgan Chase & Co.	3,653,531	136,276,706
Legg Mason, Inc.	143,998	3,667,629
Leucadia National Corp.	177,151	4,917,712
Moody’s Corp.	188,529	7,018,935
Morgan Stanley	1,415,454	26,398,217
Northern Trust Corp.	225,818	9,305,960
NYSE Euronext	245,500	6,520,480
SLM Corp.	494,418	7,391,549
State Street Corp.	466,026	18,258,899
T. Rowe Price Group, Inc.	243,179	14,065,473
The Bank of New York Mellon Corp.	1,163,073	23,412,659
The Charles Schwab Corp. (a)	1,009,981	11,766,279
The Goldman Sachs Group, Inc.	473,969	52,833,324
The NASDAQ OMX Group, Inc. *	159,000	3,940,020

		638,681,810

Energy 11.7%
Alpha Natural Resources, Inc. *	196,430	3,952,172
Anadarko Petroleum Corp.	473,609	38,229,718
Apache Corp.	365,306	36,121,457
Baker Hughes, Inc.	407,563	20,023,570
Cabot Oil & Gas Corp.	184,400	5,882,360
Cameron International Corp. *	228,900	12,177,480
Chesapeake Energy Corp.	609,566	12,880,130
Chevron Corp.	1,894,134	195,247,333
ConocoPhillips	1,286,590	87,758,303
CONSOL Energy, Inc.	212,018	7,577,523
Denbury Resources, Inc. *	377,200	7,113,992
Devon Energy Corp.	404,258	25,795,703
Diamond Offshore Drilling, Inc.	65,300	4,068,190
El Paso Corp.	733,471	19,708,366
EOG Resources, Inc.	255,706	27,140,635
EQT Corp.	140,100	7,077,852
Exxon Mobil Corp.	4,555,941	381,514,499
FMC Technologies, Inc. *	230,000	11,755,300
Halliburton Co.	875,168	32,188,679
Helmerich & Payne, Inc.	95,000	5,862,450
Hess Corp.	293,240	16,509,412
Marathon Oil Corp.	670,652	21,051,766
Marathon Petroleum Corp.	335,326	12,816,160
Murphy Oil Corp.	174,292	10,387,803
Nabors Industries Ltd. *	287,890	5,360,512
National Oilwell Varco, Inc.	401,424	29,697,348
Newfield Exploration Co. *	120,000	4,537,200
Noble Corp. *	230,000	8,013,200
Noble Energy, Inc.	160,284	16,135,790
Occidental Petroleum Corp.	769,650	76,787,980
Peabody Energy Corp.	261,564	8,916,717
Pioneer Natural Resources Co.	119,800	11,896,140
QEP Resources, Inc.	162,691	4,659,470
Range Resources Corp.	150,900	8,679,768
Rowan Cos., Inc. *	126,263	4,294,205
Schlumberger Ltd.	1,276,515	95,955,633
Southwestern Energy Co. *	326,100	10,154,754
Spectra Energy Corp.	595,509	18,752,578
Sunoco, Inc.	109,001	4,181,278
Tesoro Corp. *	164,807	4,125,119
The Williams Cos., Inc.	546,298	15,744,308
Valero Energy Corp.	549,440	13,181,066
WPX Energy, Inc. *	182,099	3,000,992

		1,346,914,911

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	405,892	33,392,735
CVS Caremark Corp.	1,258,851	52,557,029
Safeway, Inc.	355,696	7,818,198

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SUPERVALU, Inc. (b)	229,681	1,587,096
Sysco Corp.	544,957	16,408,655
The Kroger Co.	562,047	13,354,237
Wal-Mart Stores, Inc.	1,650,102	101,250,259
Walgreen Co.	838,911	27,986,071
Whole Foods Market, Inc.	147,716	10,935,415

		265,289,695

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	1,955,891	55,547,304
Archer-Daniels-Midland Co.	633,199	18,128,487
Beam, Inc.	142,179	7,437,383
Brown-Forman Corp., Class B	94,128	7,644,135
Campbell Soup Co.	168,411	5,338,629
Coca-Cola Enterprises, Inc.	295,862	7,926,143
ConAgra Foods, Inc.	401,749	10,714,646
Constellation Brands, Inc., Class A *	175,065	3,658,859
Dean Foods Co. *	144,970	1,559,877
Dr Pepper Snapple Group, Inc.	203,200	7,888,224
General Mills, Inc.	606,680	24,164,064
H.J. Heinz Co.	303,643	15,743,890
Hormel Foods Corp.	119,300	3,433,454
Kellogg Co.	234,434	11,609,172
Kraft Foods, Inc., Class A	1,675,054	64,154,568
Lorillard, Inc.	129,697	13,928,161
McCormick & Co., Inc. - Non Voting Shares	132,602	6,701,705
Mead Johnson Nutrition Co.	191,100	14,158,599
Molson Coors Brewing Co., Class B	147,030	6,306,117
PepsiCo, Inc.	1,487,063	97,655,427
Philip Morris International, Inc.	1,652,146	123,530,956
Reynolds American, Inc.	327,596	12,851,591
Sara Lee Corp.	573,042	10,973,754
The Coca-Cola Co.	2,160,228	145,880,197
The Hershey Co.	145,128	8,864,418
The JM Smucker Co.	106,275	8,372,345
Tyson Foods, Inc., Class A	277,090	5,164,958

		699,337,063

Health Care Equipment & Services 3.9%
Aetna, Inc.	347,780	15,197,986
AmerisourceBergen Corp.	247,246	9,635,177
Baxter International, Inc.	527,289	29,253,994
Becton, Dickinson & Co.	202,390	15,869,400
Boston Scientific Corp. *	1,434,274	8,548,273
C.R. Bard, Inc.	84,773	7,843,198
Cardinal Health, Inc.	330,733	14,231,441
CareFusion Corp. *	207,066	4,959,231
Cerner Corp. *	137,400	8,366,286
Cigna Corp.	252,508	11,319,934
Coventry Health Care, Inc. *	138,985	4,179,279
Covidien plc	462,400	23,813,600
DaVita, Inc. *	90,400	7,395,624
DENTSPLY International, Inc.	132,400	4,996,776
Edwards Lifesciences Corp. *	105,000	8,680,350
Express Scripts, Inc. *	457,472	23,404,267
Humana, Inc.	159,403	14,190,055
Intuitive Surgical, Inc. *	36,600	16,832,706
Laboratory Corp. of America Holdings *	89,691	8,196,860
McKesson Corp.	226,275	18,491,193
Medco Health Solutions, Inc. *	361,282	22,406,710
Medtronic, Inc.	983,939	37,950,527
Patterson Cos., Inc.	103,047	3,319,144
Quest Diagnostics, Inc.	148,280	8,612,102
St. Jude Medical, Inc.	319,387	13,321,632
Stryker Corp.	317,640	17,606,785
Tenet Healthcare Corp. *	451,617	2,389,054
UnitedHealth Group, Inc.	1,011,410	52,380,924
Varian Medical Systems, Inc. *	110,706	7,292,204
WellPoint, Inc.	337,929	21,735,593
Zimmer Holdings, Inc. *	177,223	10,766,297

		453,186,602

Household & Personal Products 2.3%
Avon Products, Inc.	391,020	6,948,425
Colgate-Palmolive Co.	459,397	41,676,496
Kimberly-Clark Corp.	374,195	26,777,394
The Clorox Co.	127,857	8,778,662
The Estee Lauder Cos., Inc., Class A	208,052	12,052,452
The Procter & Gamble Co.	2,616,890	164,968,746

		261,202,175

Insurance 3.5%
ACE Ltd.	312,000	21,715,200
Aflac, Inc.	429,773	20,727,952
American International Group, Inc. *	409,577	10,284,478
Aon Corp.	311,450	15,083,524
Assurant, Inc.	89,346	3,538,102
Berkshire Hathaway, Inc., Class B *	1,660,430	130,127,899
Cincinnati Financial Corp.	155,203	5,072,034
Genworth Financial, Inc., Class A *	496,064	3,824,653
Hartford Financial Services Group, Inc.	413,495	7,244,432
Lincoln National Corp.	294,671	6,347,213
Loews Corp.	286,616	10,693,643
Marsh & McLennan Cos., Inc.	507,579	16,034,421
MetLife, Inc.	990,877	35,007,684
Principal Financial Group, Inc.	307,867	8,407,848
Prudential Financial, Inc.	451,431	25,839,910
The Allstate Corp.	502,110	14,485,874
The Chubb Corp.	267,893	18,058,667
The Progressive Corp.	590,520	11,975,746
The Travelers Cos., Inc.	400,660	23,358,478
Torchmark Corp.	95,511	4,361,987
Unum Group	276,440	6,311,125
XL Group plc	312,199	6,328,274

		404,829,144

Materials 3.7%
Air Products & Chemicals, Inc.	203,601	17,922,996
Airgas, Inc.	62,700	4,948,911
Alcoa, Inc.	996,064	10,120,010

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allegheny Technologies, Inc.	101,170	4,592,106
Ball Corp.	152,738	5,996,494
Bemis Co., Inc.	88,735	2,775,631
CF Industries Holdings, Inc.	66,225	11,746,991
Cliffs Natural Resources, Inc.	136,800	9,883,800
E.I. du Pont de Nemours & Co.	873,804	44,467,886
Eastman Chemical Co.	130,816	6,582,661
Ecolab, Inc.	284,528	17,196,872
FMC Corp.	67,100	6,218,828
Freeport-McMoran Copper & Gold, Inc.	898,640	41,526,154
International Flavors & Fragrances, Inc.	71,843	4,009,558
International Paper Co.	419,089	13,050,431
MeadWestvaco Corp.	155,750	4,585,280
Monsanto Co.	509,200	41,779,860
Newmont Mining Corp.	469,146	28,843,096
Nucor Corp.	296,100	13,173,489
Owens-Illinois, Inc. *	157,500	3,787,875
PPG Industries, Inc.	153,048	13,710,040
Praxair, Inc.	287,779	30,562,130
Sealed Air Corp.	145,968	2,909,142
Sigma-Aldrich Corp.	116,454	7,923,530
The Dow Chemical Co.	1,120,435	37,545,777
The Mosaic Co.	283,200	15,850,704
The Sherwin-Williams Co.	88,636	8,644,669
Titanium Metals Corp.	82,800	1,273,464
United States Steel Corp. (b)	134,613	4,063,967
Vulcan Materials Co.	108,371	4,753,152

		420,445,504

Media 3.2%
Cablevision Systems Corp., Class A	220,000	3,201,000
CBS Corp., Class B - Non Voting Shares	633,936	18,054,497
Comcast Corp., Class A	2,583,964	68,707,603
DIRECTV, Class A *	685,302	30,845,443
Discovery Communications, Inc., Class A *	255,000	10,934,400
Gannett Co., Inc.	207,114	2,934,805
News Corp., Class A	2,142,001	40,333,879
Omnicom Group, Inc.	257,747	11,755,841
Scripps Networks Interactive, Class A	91,193	3,954,129
The Interpublic Group of Cos., Inc.	454,565	4,695,656
The McGraw-Hill Cos., Inc.	294,267	13,536,282
The Walt Disney Co.	1,735,183	67,498,619
The Washington Post Co., Class B	5,369	2,033,294
Time Warner Cable, Inc.	311,201	22,941,738
Time Warner, Inc.	966,874	35,832,350
Viacom Inc., Class B	534,353	25,135,965

		362,395,501

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	1,481,686	80,233,297
Agilent Technologies, Inc. *	322,966	13,716,366
Allergan, Inc.	283,958	24,962,748
Amgen, Inc.	755,859	51,330,385
Biogen Idec, Inc. *	227,291	26,802,155
Bristol-Myers Squibb Co.	1,611,764	51,963,271
Celgene Corp. *	434,613	31,596,365
Eli Lilly & Co.	960,023	38,151,314
Forest Laboratories, Inc. *	277,864	8,830,518
Gilead Sciences, Inc. *	722,875	35,305,215
Hospira, Inc. *	141,382	4,872,024
Johnson & Johnson	2,597,425	171,196,282
Life Technologies Corp. *	173,435	8,399,457
Merck & Co., Inc.	2,900,114	110,958,361
Mylan, Inc. *	404,751	8,398,583
PerkinElmer, Inc.	105,660	2,533,727
Perrigo Co.	85,000	8,126,000
Pfizer, Inc.	7,310,833	156,451,826
Thermo Fisher Scientific, Inc. *	353,637	18,707,397
Waters Corp. *	81,252	7,033,986
Watson Pharmaceuticals, Inc. *	125,746	7,372,488

		866,941,765

Real Estate 2.1%
American Tower Corp.	372,600	23,663,826
Apartment Investment & Management Co., Class A	127,314	3,126,832
AvalonBay Communities, Inc.	90,399	12,295,168
Boston Properties, Inc.	139,976	14,564,503
CBRE Group, Inc. *	307,440	5,933,592
Equity Residential	281,222	16,746,770
HCP, Inc.	381,500	16,034,445
Health Care REIT, Inc.	179,900	10,292,079
Host Hotels & Resorts, Inc.	669,511	10,993,371
Kimco Realty Corp.	378,159	6,901,402
Plum Creek Timber Co., Inc.	158,777	6,157,372
ProLogis, Inc.	430,089	13,638,122
Public Storage	134,578	18,687,501
Simon Property Group, Inc.	278,153	37,789,866
Ventas, Inc.	270,300	15,761,193
Vornado Realty Trust REIT	174,156	14,085,737
Weyerhaeuser Co.	510,240	10,215,005

		236,886,784

Retailing 3.7%
Abercrombie & Fitch Co., Class A	78,745	3,617,545
Amazon.com, Inc. *	344,890	67,060,412
AutoNation, Inc. *	40,833	1,460,188
AutoZone, Inc. *	27,098	9,426,852
Bed Bath & Beyond, Inc. *	226,869	13,770,948
Best Buy Co., Inc.	296,557	7,102,540
Big Lots, Inc. *	72,567	2,865,671
CarMax, Inc. *	200,000	6,086,000
Dollar Tree, Inc. *	110,000	9,329,100
Expedia, Inc.	95,113	3,078,808
Family Dollar Stores, Inc.	108,430	6,050,394
GameStop Corp., Class A *	146,800	3,429,248
Genuine Parts Co.	142,838	9,110,208
J.C. Penney Co., Inc.	153,021	6,358,023
Kohl’s Corp.	275,510	12,670,705
Limited Brands, Inc.	227,535	9,524,615
Lowe’s Cos., Inc.	1,181,188	31,691,274

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Macy’s, Inc.	399,926	13,473,507
Netflix, Inc. *	49,200	5,913,840
Nordstrom, Inc.	151,296	7,470,996
O’Reilly Automotive, Inc. *	121,200	9,879,012
Priceline.com, Inc. *	46,367	24,550,399
Ross Stores, Inc.	230,000	11,688,600
Sears Holdings Corp. (b)*	44,826	1,889,416
Staples, Inc.	653,469	9,560,251
Target Corp.	642,708	32,655,994
The Gap, Inc.	325,062	6,169,677
The Home Depot, Inc.	1,465,750	65,064,643
The TJX Cos., Inc.	356,953	24,322,777
Tiffany & Co.	116,328	7,421,726
TripAdvisor, Inc. *	95,113	3,130,169
Urban Outfitters, Inc. *	111,100	2,944,150

		428,767,688

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	484,339	3,249,915
Altera Corp.	301,746	12,006,473
Analog Devices, Inc.	296,254	11,592,419
Applied Materials, Inc.	1,215,472	14,925,996
Broadcom Corp., Class A *	451,218	15,494,826
First Solar, Inc. *	47,800	2,020,984
Intel Corp.	4,920,305	129,994,458
KLA-Tencor Corp.	160,681	8,215,620
Linear Technology Corp.	214,968	7,162,734
LSI Corp. *	573,376	4,340,456
Microchip Technology, Inc.	178,623	6,592,975
Micron Technology, Inc. *	940,775	7,140,482
Novellus Systems, Inc. *	66,111	3,117,134
NVIDIA Corp. *	565,682	8,355,123
Teradyne, Inc. *	168,449	2,754,141
Texas Instruments, Inc.	1,082,554	35,053,098
Xilinx, Inc.	269,163	9,649,494

		281,666,328

Software & Services 9.3%
Accenture plc, Class A	610,000	34,977,400
Adobe Systems, Inc. *	462,776	14,322,917
Akamai Technologies, Inc. *	169,341	5,461,247
Autodesk, Inc. *	214,381	7,717,716
Automatic Data Processing, Inc.	458,073	25,093,239
BMC Software, Inc. *	162,339	5,883,165
CA, Inc.	370,925	9,562,447
Citrix Systems, Inc. *	176,408	11,503,566
Cognizant Technology Solutions Corp., Class A *	281,348	20,186,719
Computer Sciences Corp.	144,040	3,720,553
eBay, Inc. *	1,092,769	34,531,500
Electronic Arts, Inc. *	305,892	5,680,414
Fidelity National Information Services, Inc.	232,234	6,632,603
Fiserv, Inc. *	132,652	8,342,484
Google, Inc., Class A *	240,288	139,393,472
International Business Machines Corp.	1,120,990	215,902,674
Intuit, Inc.	284,809	16,074,620
MasterCard, Inc., Class A	101,200	35,983,684
Microsoft Corp.	7,121,031	210,284,045
Oracle Corp.	3,742,486	105,538,105
Paychex, Inc.	305,065	9,609,548
Red Hat, Inc. *	180,900	8,388,333
SAIC, Inc. *	252,000	3,240,720
Salesforce.com, Inc. *	126,967	14,829,746
Symantec Corp. *	692,550	11,904,935
Teradata Corp. *	161,371	8,643,031
Total System Services, Inc.	177,100	3,797,024
VeriSign, Inc.	149,825	5,552,515
Visa, Inc., Class A	483,700	48,679,568
Western Union Co.	630,625	12,044,937
Yahoo!, Inc. *	1,162,255	17,980,085

		1,061,463,012

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	161,800	8,806,774
Apple, Inc. *	882,340	402,770,563
Cisco Systems, Inc.	5,153,828	101,169,644
Corning, Inc.	1,450,987	18,674,203
Dell, Inc. *	1,453,085	25,036,655
EMC Corp. *	1,949,545	50,220,279
F5 Networks, Inc. *	74,000	8,860,760
FLIR Systems, Inc.	149,700	3,854,775
Harris Corp.	129,300	5,301,300
Hewlett-Packard Co.	1,959,508	54,827,034
Jabil Circuit, Inc.	170,686	3,867,745
JDS Uniphase Corp. *	191,981	2,436,239
Juniper Networks, Inc. *	491,565	10,288,455
Lexmark International, Inc., Class A	83,508	2,914,429
Molex, Inc.	126,666	3,349,049
Motorola Mobility Holdings, Inc. *	241,981	9,347,726
Motorola Solutions, Inc.	282,922	13,130,410
NetApp, Inc. *	345,174	13,026,867
QUALCOMM, Inc.	1,569,565	92,321,813
SanDisk Corp. *	218,124	10,007,529
TE Connectivity Ltd.	400,000	13,640,000
Western Digital Corp. *	206,000	7,488,100
Xerox Corp.	1,284,866	9,957,711

		871,298,060

Telecommunication Services 2.7%
AT&T, Inc.	5,636,436	165,767,583
CenturyLink, Inc.	585,543	21,682,657
Frontier Communications Corp. (b)	937,945	4,014,405
MetroPCS Communications, Inc. *	243,900	2,156,076
Sprint Nextel Corp. *	2,882,208	6,110,281
Verizon Communications, Inc.	2,692,778	101,410,020
Windstream Corp.	536,274	6,472,827

		307,613,849

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	155,995	10,738,696
CSX Corp.	1,013,291	22,849,712
Expeditors International of Washington, Inc.	199,300	8,898,745

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FedEx Corp.	291,868	26,703,003
Norfolk Southern Corp.	325,292	23,486,082
Ryder System, Inc.	60,702	3,416,309
Southwest Airlines Co.	753,336	7,216,959
Union Pacific Corp.	458,375	52,396,846
United Parcel Service, Inc., Class B	923,318	69,849,007

		225,555,359

Utilities 3.5%
AGL Resources, Inc.	108,840	4,517,948
Ameren Corp.	230,420	7,290,489
American Electric Power Co., Inc.	457,802	18,110,647
CenterPoint Energy, Inc.	399,066	7,370,749
CMS Energy Corp.	237,984	5,195,191
Consolidated Edison, Inc.	277,665	16,371,128
Constellation Energy Group, Inc.	185,165	6,745,561
Dominion Resources, Inc.	551,564	27,600,263
DTE Energy Co.	161,012	8,567,449
Duke Energy Corp.	1,263,498	26,925,142
Edison International	306,093	12,562,057
Entergy Corp.	173,453	12,034,169
Exelon Corp.	628,590	25,005,310
FirstEnergy Corp.	397,794	16,794,863
Integrys Energy Group, Inc.	71,494	3,711,254
NextEra Energy, Inc.	400,638	23,978,184
NiSource, Inc.	256,762	5,836,200
Northeast Utilities	163,700	5,688,575
NRG Energy, Inc. *	240,000	4,051,200
ONEOK, Inc.	100,200	8,332,632
Pepco Holdings, Inc.	205,700	4,044,062
PG&E Corp.	384,806	15,646,212
Pinnacle West Capital Corp.	94,461	4,464,227
PPL Corp.	548,270	15,236,423
Progress Energy, Inc.	280,959	15,264,502
Public Service Enterprise Group, Inc.	472,170	14,325,638
SCANA Corp.	113,900	5,106,137
Sempra Energy	240,269	13,671,306
TECO Energy, Inc.	194,819	3,516,483
The AES Corp. *	623,349	7,953,933
The Southern Co.	817,125	37,228,215
Wisconsin Energy Corp.	218,600	7,432,400
Xcel Energy, Inc.	455,786	12,123,908

		402,702,457

Total Common Stock
(Cost $8,895,111,707)		11,297,441,090

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.2%
Bank of America
0.03%, 02/01/12	139,914,487	139,914,487

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
(0.01)%, 03/15/12 (c)(d)	14,000,000	14,000,083

Total Short-Term Investments
(Cost $153,914,570)		153,914,570

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund	8,657,378	8,657,378

Total Collateral Invested for Securities on Loan
(Cost $8,657,378)		8,657,378

End of Collateral Invested for Securities on Loan.

At 01/31/12 tax basis cost of the fund’s investments was $9,056,981,686 and the unrealized appreciation and depreciation were $3,676,566,782 and ($1,282,192,808), respectively, with a net unrealized appreciation of $2,394,373,974.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	2,400	156,984,000	9,349,800

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$11,297,441,090	$—	$—	$11,297,441,090
Short-Term Investments(a)	—	153,914,570	—	153,914,570

Total	$11,297,441,090	$153,914,570	$—	$11,451,355,660

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,657,378	$—	$—	$8,657,378
Futures Contracts*	9,349,800	—	—	9,349,800

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46816JAN12

 7

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.5%		Common Stock	1,305,464,158	1,568,023,948
0.0%		Rights	—	12,362
0.0%		Warrants	—	—
0.5%		Short-Term Investments	7,177,364	7,177,364

100.0%		Total Investments	1,312,641,522	1,575,213,674
4.9%		Collateral Invested for Securities on Loan	77,869,002	77,869,002
(4	.9)%	Other Assets and Liabilities, Net		(77,924,431)

100.0%		Net Assets		1,575,158,245

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	89,400	1,078,164
Amerigon, Inc. *	29,800	457,430
Cooper Tire & Rubber Co.	83,223	1,253,338
Dana Holding Corp. *	192,700	2,861,595
Dorman Products, Inc. *	14,500	629,445
Drew Industries, Inc. *	25,600	664,832
Exide Technologies *	103,700	342,210
Fuel Systems Solutions, Inc. *	22,300	465,401
Modine Manufacturing Co. *	62,300	681,562
Motorcar Parts of America, Inc. *	16,200	104,004
Shiloh Industries, Inc. *	7,200	59,184
Spartan Motors, Inc.	44,700	271,329
Standard Motor Products, Inc.	26,400	546,216
Stoneridge, Inc. *	35,400	331,698
Superior Industries International, Inc.	31,400	570,538
Tenneco, Inc. *	81,000	2,600,100
Tower International, Inc. *	8,800	100,496
Winnebago Industries, Inc. *	39,000	356,460

		13,374,002

Banks 7.3%
1st Source Corp.	22,921	573,942
1st United Bancorp, Inc. *	36,500	210,240
Alliance Financial Corp.	6,400	199,296
Ameris Bancorp *	31,800	340,896
Ames National Corp.	11,100	219,891
Apollo Residential Mortgage, Inc.	13,400	228,202
Arrow Financial Corp.	13,600	357,000
Astoria Financial Corp.	116,500	970,445
BancFirst Corp.	10,416	418,306
Banco Latinoamericano de Comercio Exterior, S.A., Class E	37,300	690,423
BancorpSouth, Inc.	111,800	1,255,514
Bank Mutual Corp.	61,600	247,016
Bank of Kentucky Financial Corp.	7,700	182,182
Bank of Marin Bancorp	7,100	275,125
Bank of the Ozarks, Inc.	37,600	1,052,424
BankFinancial Corp.	28,200	156,228
Banner Corp.	22,100	434,044
BBCN Bancorp, Inc. *	88,200	892,584
Beneficial Mutual Bancorp, Inc. *	44,503	393,851
Berkshire Hills Bancorp, Inc.	27,800	628,836
BofI Holding, Inc. *	11,900	198,849
Boston Private Financial Holdings, Inc.	103,100	849,544
Bridge Bancorp, Inc.	9,000	173,430
Bridge Capital Holdings *	12,200	132,004
Brookline Bancorp, Inc.	102,522	950,379
Bryn Mawr Bank Corp.	14,500	291,595
Camden National Corp.	10,300	354,320
Cape Bancorp, Inc. *	15,400	130,438
Capital Bank Corp. *	22,400	53,312
Capital City Bank Group, Inc.	15,300	133,875
Cardinal Financial Corp.	38,800	434,948
Cascade Bancorp (c)*	3,871	20,555
Cathay General Bancorp	105,322	1,657,768
Center Bancorp, Inc.	16,200	154,710
Centerstate Banks, Inc.	40,200	283,410
Central Pacific Financial Corp. *	20,600	280,778
Century Bancorp, Inc., Class A	1,400	39,732
Charter Financial Corp.	3,029	29,624
Chemical Financial Corp.	36,803	832,852
Citizens & Northern Corp.	16,300	342,463
City Holding Co.	20,400	725,016
Clifton Savings Bancorp, Inc.	11,400	116,736
CNB Financial Corp.	16,500	272,415
CoBiz Financial, Inc.	43,600	260,728
Columbia Banking System, Inc.	52,900	1,110,900
Community Bank System, Inc.	49,300	1,348,848
Community Trust Bancorp, Inc.	18,600	573,066
CVB Financial Corp.	119,619	1,259,588
Dime Community Bancshares	41,700	574,626
Eagle Bancorp, Inc. *	22,400	376,096
Encore Bancshares, Inc. *	4,001	53,653
Enterprise Bancorp, Inc.	2,290	37,144
Enterprise Financial Services Corp.	21,300	263,907
ESB Financial Corp.	16,700	233,633
ESSA Bancorp, Inc.	15,200	153,064
F.N.B. Corp.	170,037	1,992,834
Federal Agricultural Mortgage Corp., Class C	13,200	256,080
Financial Institutions, Inc.	18,500	316,165

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Bancorp	20,200	235,128
First Bancorp, Inc.	3,096	49,505
First Busey Corp.	103,200	517,032
First Commonwealth Financial Corp.	140,556	778,680
First Community Bancshares, Inc.	21,300	271,788
First Connecticut Bancorp, Inc.	23,900	316,914
First Defiance Financial Corp.	13,000	201,240
First Financial Bancorp	77,989	1,355,449
First Financial Bankshares, Inc. (c)	42,131	1,435,824
First Financial Corp.	14,900	521,798
First Financial Holdings, Inc.	22,100	214,591
First Interstate BancSystem, Inc.	21,100	290,336
First Merchants Corp.	34,400	338,840
First Midwest Bancorp, Inc.	99,863	1,086,509
First PacTrust Bancorp, Inc.	13,600	164,832
FirstMerit Corp.	146,300	2,295,447
Flagstar Bancorp, Inc. *	336,700	232,323
Flushing Financial Corp.	42,000	550,620
Fox Chase Bancorp, Inc.	19,500	246,480
Franklin Financial Corp. *	18,600	231,942
German American Bancorp, Inc.	16,900	340,028
Glacier Bancorp, Inc.	96,311	1,345,465
Great Southern Bancorp, Inc.	13,600	330,480
Hampton Roads Bankshares, Inc. (c)*	15,500	46,035
Hancock Holding Co.	102,249	3,394,667
Heartland Financial USA, Inc.	17,800	293,700
Heritage Commerce Corp. *	27,900	138,384
Heritage Financial Corp.	21,000	294,630
Home Bancshares, Inc.	29,990	781,539
Home Federal Bancorp, Inc.	22,200	228,882
Hudson Valley Holding Corp.	20,900	458,755
IBERIABANK Corp.	39,600	2,070,288
Independent Bank Corp.	28,700	796,138
International Bancshares Corp.	71,000	1,364,620
Investors Bancorp, Inc. *	62,000	915,120
Kearny Financial Corp.	17,800	164,294
Lakeland Bancorp, Inc.	29,000	289,130
Lakeland Financial Corp.	21,700	549,878
MainSource Financial Group, Inc.	27,000	253,530
MB Financial, Inc.	72,924	1,323,571
Merchants Bancshares, Inc.	1,846	52,519
Meridian Interstate Bancorp, Inc. *	11,800	152,456
Metro Bancorp, Inc. *	18,600	203,484
MGIC Investment Corp. *	251,400	952,806
MidSouth Bancorp, Inc.	10,200	133,110
National Bankshares	9,300	265,701
National Penn Bancshares, Inc.	165,778	1,440,611
NBT Bancorp, Inc.	46,085	1,036,912
Northfield Bancorp, Inc. (c)	22,800	335,160
Northwest Bancshares, Inc.	142,109	1,750,783
OceanFirst Financial Corp.	19,600	265,580
Ocwen Financial Corp. *	113,800	1,637,582
Old National Bancorp	126,883	1,493,413
OmniAmerican Bancorp, Inc. *	15,900	261,555
Oriental Financial Group, Inc.	60,600	693,264
Oritani Financial Corp.	68,450	887,796
Orrstown Financial Services, Inc.	9,400	71,158
Pacific Capital Bancorp *	5,500	153,450
Pacific Continental Corp.	24,700	218,842
PacWest Bancorp	40,516	861,775
Park National Corp. (c)	17,253	1,194,425
Park Sterling Corp. *	42,900	187,902
Penns Woods Bancorp, Inc.	5,100	201,909
Peoples Bancorp, Inc.	14,100	220,806
Pinnacle Financial Partners, Inc. *	45,732	770,127
PrivateBancorp, Inc.	80,376	1,136,517
Prosperity Bancshares, Inc.	62,800	2,606,828
Provident Financial Services, Inc.	80,951	1,120,362
Provident New York Bancorp	50,900	420,434
Radian Group, Inc. (c)	202,100	555,775
Renasant Corp.	33,600	530,208
Republic Bancorp, Inc., Class A	13,300	337,953
Rockville Financial, Inc.	39,500	429,760
Roma Financial Corp.	10,100	104,232
S&T Bancorp, Inc.	37,581	815,884
S.Y. Bancorp, Inc.	16,100	353,073
Sandy Spring Bancorp, Inc.	32,300	589,798
SCBT Financial Corp.	18,700	578,391
Seacoast Banking Corp. of Florida *	97,100	160,215
Sierra Bancorp	15,900	145,167
Signature Bank *	61,709	3,588,378
Simmons First National Corp., Class A	23,200	639,160
Southside Bancshares, Inc.	22,000	470,800
Southwest Bancorp, Inc. *	26,000	217,100
State Bank Financial Corp. *	42,300	676,377
StellarOne Corp.	30,800	378,224
Sterling Bancorp	41,400	395,370
Sterling Financial Corp. *	35,900	659,124
Suffolk Bancorp *	13,000	158,080
Sun Bancorp, Inc. *	50,400	147,168
Susquehanna Bancshares, Inc.	209,908	1,918,559
SVB Financial Group *	57,400	3,331,496
Taylor Capital Group, Inc. (c)*	14,500	179,365
Territorial Bancorp, Inc.	16,000	330,880
Texas Capital Bancshares, Inc. *	49,900	1,582,828
The Bancorp, Inc. *	39,200	314,384
The First of Long Island Corp.	10,200	271,218
Tompkins Financial Corp.	10,900	440,796
Tower Bancorp, Inc.	14,000	431,060
TowneBank (c)	32,600	430,320
TriCo Bancshares	18,800	280,872
Trustco Bank Corp. NY	124,602	696,525
Trustmark Corp.	85,677	2,019,407
UMB Financial Corp.	42,900	1,655,082
Umpqua Holdings Corp.	153,595	1,869,251
Union First Market Bankshares Corp.	27,100	372,354
United Bankshares, Inc. (c)	67,222	1,876,166
United Community Banks, Inc. *	55,700	422,763
United Financial Bancorp, Inc.	21,600	348,624
Univest Corp. of Pennsylvania	22,500	333,450
ViewPoint Financial Group	46,700	634,653
Virginia Commerce Bancorp, Inc. *	31,400	278,204
Walker & Dunlop, Inc. *	14,400	171,072
Washington Banking Co.	20,500	271,420
Washington Trust Bancorp, Inc.	19,100	471,579
Webster Financial Corp.	96,500	2,045,800
WesBanco, Inc.	30,998	618,720
West Bancorp	20,800	202,176
West Coast Bancorp *	25,800	412,284

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westamerica Bancorp	38,700	1,797,615
Western Alliance Bancorp *	92,900	742,271
Westfield Financial, Inc.	37,600	300,424
Wilshire Bancorp, Inc. *	82,400	288,400
Wintrust Financial Corp.	46,855	1,436,106
WSFS Financial Corp.	8,600	334,626

		115,478,196

Capital Goods 9.3%
A.O. Smith Corp.	50,895	2,162,020
A123 Systems, Inc. (c)*	114,900	249,333
AAON, Inc.	25,150	509,287
AAR Corp.	53,197	1,127,244
Accuride Corp. *	54,200	405,958
Aceto Corp.	35,700	262,038
Actuant Corp., Class A	91,848	2,328,347
Acuity Brands, Inc.	56,700	3,301,641
Aegion Corp. *	52,900	903,003
Aerovironment, Inc. *	22,600	629,862
Aircastle Ltd.	73,200	1,032,120
Alamo Group, Inc.	8,900	258,990
Albany International Corp., Class A	37,000	888,740
Altra Holdings, Inc. *	36,000	690,840
Ameresco, Inc., Class A *	23,700	310,707
American Railcar Industries, Inc. *	13,000	339,300
American Science & Engineering, Inc.	12,200	872,300
American Superconductor Corp. (c)*	59,800	301,990
American Woodmark Corp.	12,600	179,172
Ampco-Pittsburgh Corp.	11,400	244,530
Apogee Enterprises, Inc.	37,600	517,000
Applied Industrial Technologies, Inc.	56,766	2,190,032
Argan, Inc.	10,500	152,250
Astec Industries, Inc. *	26,695	902,825
Astronics Corp. *	13,800	459,678
AZZ, Inc.	16,800	824,712
Barnes Group, Inc.	72,940	1,844,653
Beacon Roofing Supply, Inc. *	61,582	1,407,765
Belden, Inc.	63,500	2,489,835
Blount International, Inc. *	65,162	1,069,960
Brady Corp., Class A	63,629	2,059,671
Briggs & Stratton Corp.	67,593	1,055,127
Builders FirstSource, Inc. *	60,900	154,077
CAI International, Inc. *	16,200	282,204
Capstone Turbine Corp. (c)*	329,500	392,105
Cascade Corp.	12,300	698,886
Ceradyne, Inc. *	33,312	1,102,294
Chart Industries, Inc. *	39,300	2,191,368
CIRCOR International, Inc.	23,100	875,721
CLARCOR, Inc.	66,600	3,423,906
Coleman Cable, Inc. *	11,200	120,176
Colfax Corp. *	57,900	1,757,844
Columbus McKinnon Corp. *	25,800	411,510
Comfort Systems USA, Inc.	50,800	607,568
Commercial Vehicle Group, Inc. *	36,100	451,611
Cubic Corp.	21,115	976,358
Curtiss-Wright Corp.	62,200	2,323,792
DigitalGlobe, Inc. *	47,200	740,568
Douglas Dynamics, Inc.	25,000	340,250
Ducommun, Inc.	14,100	203,745
DXP Enterprises, Inc. *	11,600	391,268
Dycom Industries, Inc. *	47,200	1,008,664
Dynamic Materials Corp.	17,900	395,590
EMCOR Group, Inc.	89,500	2,580,285
Encore Wire Corp.	24,841	678,159
Energy Recovery, Inc. *	61,300	151,411
EnerSys *	63,578	1,842,490
EnPro Industries, Inc. *	27,700	978,087
ESCO Technologies, Inc.	35,669	1,072,567
Essex Rental Corp. *	22,900	64,807
Esterline Technologies Corp. *	40,800	2,494,920
Federal Signal Corp. *	83,200	351,936
Flow International Corp. *	63,400	239,018
Franklin Electric Co., Inc.	31,118	1,557,767
FreightCar America, Inc. *	16,000	347,360
FuelCell Energy, Inc. *	166,400	163,072
Furmanite Corp. *	49,500	381,645
GenCorp, Inc. *	78,600	431,514
Generac Holdings, Inc. *	33,400	970,604
GeoEye, Inc. *	29,700	650,727
Gibraltar Industries, Inc. *	40,700	637,769
Global Power Equipment Group, Inc. *	21,100	541,215
Graham Corp.	13,200	288,024
Granite Construction, Inc.	51,800	1,379,434
Great Lakes Dredge & Dock Co.	78,800	504,320
Griffon Corp.	63,821	636,295
H&E Equipment Services, Inc. *	38,300	650,717
HEICO Corp.	54,956	3,055,554
Hexcel Corp. *	128,083	3,211,041
Houston Wire & Cable Co.	23,800	339,626
Hurco Cos., Inc. *	8,600	202,702
II-VI, Inc. *	69,300	1,594,593
Insteel Industries, Inc.	23,600	302,080
Interline Brands, Inc. *	44,634	759,224
John Bean Technologies Corp.	38,400	630,144
Kadant, Inc. *	16,500	400,290
Kaman Corp.	35,149	1,095,594
Kaydon Corp.	43,635	1,488,826
Kratos Defense & Security Solutions, Inc. *	44,400	301,476
L.B. Foster Co., Class A	12,700	379,095
Lawson Products, Inc.	4,700	78,913
Layne Christensen Co. *	26,311	611,205
Lindsay Corp.	16,800	1,026,984
Lmi Aerospace, Inc. *	12,300	243,417
LSI Industries, Inc.	26,100	185,571
Lydall, Inc. *	23,000	216,660
MasTec, Inc. *	75,873	1,235,971
Meritor, Inc. *	126,500	794,420
Met-Pro Corp.	19,600	205,604
Michael Baker Corp. *	11,200	274,288
Miller Industries, Inc.	15,800	257,698
Moog, Inc., Class A *	60,800	2,591,296
Mueller Industries, Inc.	50,724	2,242,508
Mueller Water Products, Inc., Class A	208,300	570,742
MYR Group, Inc. *	27,000	539,460
NACCO Industries, Inc., Class A	7,777	794,809
National Presto Industries, Inc. (c)	6,400	625,408
NCI Building Systems, Inc. *	26,400	309,144

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NN, Inc. *	22,500	175,725
Northwest Pipe Co. *	12,500	285,125
Omega Flex, Inc. *	1,002	16,042
Orbital Sciences Corp. *	78,236	1,133,640
Orion Marine Group, Inc. *	36,200	262,088
Pike Electric Corp. *	21,800	173,528
PMFG, Inc. *	23,500	517,470
Powell Industries, Inc. *	11,800	408,398
PowerSecure International, Inc. *	25,200	159,516
Preformed Line Products Co.	3,300	213,246
Primoris Services Corp.	35,800	569,578
Quanex Building Products Corp.	50,804	834,710
Raven Industries, Inc.	24,200	1,570,338
RBC Bearings, Inc. *	29,400	1,331,232
Robbins & Myers, Inc.	52,800	2,563,968
RSC Holdings, Inc. *	90,700	1,921,933
Rush Enterprises, Inc., Class A *	43,387	998,335
Satcon Technology Corp. (c)*	70,900	36,981
Sauer-Danfoss, Inc. *	15,500	781,200
Seaboard Corp. *	500	970,760
SeaCube Container Leasing Ltd.	14,800	228,512
Simpson Manufacturing Co., Inc.	55,694	1,803,372
Standex International Corp.	16,700	669,503
Sterling Construction Co., Inc. *	22,000	264,220
Sun Hydraulics Corp.	26,850	754,216
TAL International Group, Inc.	29,400	979,314
Taser International, Inc. *	76,200	362,712
Tecumseh Products Co., Class A *	24,800	124,496
Teledyne Technologies, Inc. *	48,400	2,747,184
Tennant Co.	25,600	985,088
Textainer Group Holdings Ltd.	15,200	480,168
The Gorman-Rupp Co.	20,425	640,936
The Greenbrier Cos., Inc. *	24,700	549,575
The KEYW Holding Corp. (c)*	24,700	187,720
The Middleby Corp. *	25,052	2,408,750
Thermon Group Holdings, Inc. *	13,400	234,768
Titan International, Inc.	56,400	1,361,496
Titan Machinery, Inc. *	20,600	509,644
Trex Co., Inc. *	20,800	516,256
TriMas Corp. *	34,200	741,114
Triumph Group, Inc.	49,600	3,103,472
Tutor Perini Corp. *	41,230	626,284
Twin Disc, Inc.	11,300	349,509
United Rentals, Inc. (c)*	82,300	3,147,152
UniTek Global Services, Inc. *	14,700	49,980
Universal Forest Products, Inc.	26,162	831,167
USG Corp. *	95,700	1,228,788
Vicor Corp.	26,200	233,966
Wabash National Corp. *	91,700	813,379
Watsco, Inc.	37,000	2,551,890
Watts Water Technologies, Inc., Class A	40,307	1,553,835
Woodward, Inc.	80,600	3,383,588
Xerium Technologies, Inc. *	14,700	128,331

		146,453,119

Commercial & Professional Supplies 4.1%
A.T. Cross Co., Class A *	12,800	126,976
ABM Industries, Inc.	71,009	1,540,895
Acacia Research Corp. *	56,100	2,309,076
Acco Brands Corp. *	73,900	784,818
American Reprographics Co. *	49,600	298,096
Barrett Business Services, Inc.	10,200	196,350
Casella Waste Systems, Inc., Class A *	33,900	232,893
CBIZ, Inc. *	52,800	331,056
CDI Corp.	17,000	254,490
Cenveo, Inc. *	73,800	247,230
Clean Harbors, Inc. *	61,600	3,908,520
Consolidated Graphics, Inc. *	11,400	579,006
CoStar Group, Inc. *	33,883	1,920,150
Courier Corp.	13,800	170,706
CRA International, Inc. *	14,500	313,345
Deluxe Corp.	68,846	1,760,392
Dolan Co. *	40,700	383,801
Encore Capital Group, Inc. *	21,600	507,600
EnergySolutions, Inc. *	106,900	380,564
EnerNOC, Inc. *	31,100	284,565
Ennis, Inc.	34,900	577,246
Exponent, Inc. *	17,900	874,415
Franklin Covey Co. *	17,900	157,520
FTI Consulting, Inc. *	56,300	2,410,766
Fuel Tech, Inc. *	24,400	147,132
G&K Services, Inc., Class A	25,030	822,486
GP Strategies Corp. *	19,900	292,530
Healthcare Services Group, Inc.	88,925	1,662,008
Heidrick & Struggles International, Inc.	24,100	529,718
Heritage-Crystal Clean, Inc. *	6,300	129,654
Herman Miller, Inc.	76,700	1,619,904
Hill International, Inc. *	33,600	199,920
HNI Corp.	59,900	1,625,087
Hudson Highland Group, Inc. *	43,900	234,865
Huron Consulting Group, Inc. *	29,700	1,113,156
ICF International, Inc. *	26,300	745,342
InnerWorkings, Inc. *	34,500	380,535
Insperity, Inc.	30,710	860,494
Interface, Inc., Class A	70,600	938,274
Intersections, Inc.	12,300	151,044
Kelly Services, Inc., Class A	35,723	577,284
Kforce, Inc. *	38,800	482,672
Kimball International, Inc., Class B	42,000	255,780
Knoll, Inc.	64,103	1,023,084
Korn/Ferry International *	62,961	1,034,449
McGrath Rentcorp	32,598	1,037,920
Metalico, Inc. *	53,700	195,468
Mine Safety Appliances Co.	36,389	1,242,321
Mistras Group, Inc. *	19,700	443,644
Mobile Mini, Inc. *	49,268	1,024,775
Multi-Color Corp.	15,300	350,523
Navigant Consulting, Inc. *	69,048	884,505
NL Industries, Inc.	8,900	122,998
Odyssey Marine Exploration, Inc. (c)*	97,500	334,425
On Assignment, Inc. *	49,500	554,895
Pendrell Corp. *	202,500	540,675
Portfolio Recovery Associates, Inc. *	22,943	1,490,148
Quad Graphics, Inc. (c)	33,800	397,150
Resources Connection, Inc.	62,050	770,661
Rollins, Inc.	85,100	1,820,289
RPX Corp. *	12,800	216,832
Schawk, Inc.	17,700	237,888

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standard Parking Corp. *	21,200	374,816
Steelcase, Inc., Class A	106,542	927,981
Swisher Hygiene, Inc. (c)*	113,300	397,683
Sykes Enterprises, Inc. *	51,293	899,166
Team, Inc. *	26,100	761,859
Tetra Tech, Inc. *	83,500	1,931,355
The Advisory Board Co. *	21,276	1,622,933
The Brink’s Co.	62,500	1,761,875
The Corporate Executive Board Co.	46,200	1,817,046
The Geo Group, Inc. *	86,900	1,527,702
TMS International Corp., Class A *	17,200	182,664
TRC Cos., Inc. *	23,700	147,177
TrueBlue, Inc. *	51,576	851,520
UniFirst Corp.	18,935	1,143,295
United Stationers, Inc.	56,834	1,837,443
US Ecology, Inc.	24,500	458,640
Viad Corp.	27,296	552,198
VSE Corp.	5,500	144,155
WCA Waste Corp. *	22,500	145,800

		64,526,319

Consumer Durables & Apparel 2.8%
American Greetings Corp., Class A	54,111	777,575
Arctic Cat, Inc. *	16,300	486,392
Beazer Homes USA, Inc. *	102,100	311,405
Black Diamond, Inc. *	17,700	141,954
Blyth, Inc.	7,000	440,650
Brunswick Corp.	117,100	2,498,914
Callaway Golf Co.	86,269	578,002
Carter’s, Inc. *	65,814	2,758,923
Cavco Industries, Inc. *	9,100	414,232
Cherokee, Inc.	11,400	122,778
Columbia Sportswear Co.	16,300	747,355
Crocs, Inc. *	114,600	2,179,692
CSS Industries, Inc.	10,900	233,478
Delta Apparel, Inc. *	9,500	145,350
Ethan Allen Interiors, Inc.	32,379	764,144
Furniture Brands International, Inc. *	56,200	94,978
G-III Apparel Group Ltd. *	22,100	504,543
Helen of Troy Ltd. *	41,300	1,328,621
Hovnanian Enterprises, Inc., Class A (c)*	82,000	198,440
Iconix Brand Group, Inc. *	97,700	1,798,657
iRobot Corp. *	31,800	1,050,672
JAKKS Pacific, Inc.	36,400	556,192
Johnson Outdoors, Inc., Class A *	6,500	110,565
K-Swiss, Inc., Class A *	35,100	118,638
KB Home	103,100	929,962
Kenneth Cole Productions, Inc., Class A *	10,100	124,129
La-Z-Boy, Inc. *	69,500	916,010
Leapfrog Enterprises, Inc. *	55,500	321,345
Libbey, Inc. *	26,600	400,596
Lifetime Brands, Inc.	12,400	146,940
Liz Claiborne, Inc. *	126,700	1,178,310
M.D.C. Holdings, Inc.	50,200	994,964
M/I Homes, Inc. *	25,100	284,885
Maidenform Brands, Inc. *	31,300	626,000
Marine Products Corp. *	13,700	81,789
Meritage Homes Corp. *	37,485	907,137
Movado Group, Inc.	23,200	427,112
Oxford Industries, Inc.	17,200	875,996
Perry Ellis International, Inc. *	14,500	225,330
Quiksilver, Inc. *	173,800	775,148
R. G. Barry Corp.	11,500	140,760
Sealy Corp. *	66,200	95,990
Skechers U.S.A., Inc., Class A *	50,178	610,165
Skullcandy, Inc. *	12,900	173,505
Skyline Corp.	9,200	57,132
Smith & Wesson Holding Corp. *	80,700	414,798
Standard Pacific Corp. *	142,300	517,972
Steinway Musical Instruments, Inc. *	8,800	219,560
Steven Madden Ltd. *	50,700	2,085,798
Sturm, Ruger & Co., Inc.	25,300	1,003,145
Summer Infant, Inc. *	17,900	95,944
The Jones Group, Inc.	106,000	967,780
The Ryland Group, Inc.	59,400	1,081,080
The Warnaco Group, Inc. *	53,900	3,139,675
True Religion Apparel, Inc. *	34,500	1,250,280
Unifi, Inc. *	18,700	181,951
Universal Electronics, Inc. *	20,100	371,850
Vera Bradley, Inc. (c)*	26,500	949,230
Wolverine World Wide, Inc.	66,436	2,596,983
Zagg, Inc. (c)*	29,700	296,406

		43,827,807

Consumer Services 3.9%
AFC Enterprises, Inc. *	33,200	559,420
Ambassadors Group, Inc.	23,700	106,887
American Public Education, Inc. *	24,000	964,800
Ameristar Casinos, Inc.	43,175	844,503
Archipelago Learning, Inc. *	17,500	181,825
Ascent Capital Group, Inc., Class A *	19,300	914,627
Benihana, Inc.	17,800	194,554
Biglari Holdings, Inc. *	1,600	633,504
BJ’s Restaurants, Inc. *	32,200	1,610,966
Bob Evans Farms, Inc.	40,546	1,432,490
Boyd Gaming Corp. *	73,400	643,718
Bravo Brio Restaurant Group, Inc. *	25,800	496,650
Bridgepoint Education, Inc. (c)*	23,900	587,701
Buffalo Wild Wings, Inc. *	24,500	1,630,720
Cambium Learning Group, Inc. *	22,100	71,162
Capella Education Co. *	19,400	821,202
Caribou Coffee Co., Inc. *	17,300	293,408
Carrols Restaurant Group, Inc. *	16,900	191,139
CEC Entertainment, Inc.	26,538	933,341
Churchill Downs, Inc.	16,861	943,373
Coinstar, Inc. (c)*	42,000	2,088,660
Corinthian Colleges, Inc. (c)*	104,400	314,244
Cracker Barrel Old Country Store, Inc.	30,753	1,613,610
Denny’s Corp. *	132,500	568,425
DineEquity, Inc. *	20,700	983,664
Domino’s Pizza, Inc. *	76,479	2,497,039
Einstein Noah Restaurant Group, Inc.	8,000	119,120
Gaylord Entertainment Co. *	47,735	1,338,967

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Grand Canyon Education, Inc. *	38,400	644,352
Hillenbrand, Inc.	84,000	1,969,800
International Speedway Corp., Class A	39,400	1,016,126
Interval Leisure Group, Inc. *	53,900	733,040
Isle of Capri Casinos, Inc. *	27,300	138,684
Jack in the Box, Inc. *	58,588	1,242,066
Jamba, Inc. *	88,300	137,748
K12, Inc. *	34,800	779,172
Krispy Kreme Doughnuts, Inc. *	78,300	573,939
LIFE TIME FITNESS, Inc. *	55,677	2,735,968
Lincoln Educational Services Corp.	30,200	263,646
Luby’s, Inc. *	25,200	131,544
Mac-Gray Corp.	15,900	221,646
Matthews International Corp., Class A	39,484	1,301,393
Monarch Casino & Resort, Inc. *	11,900	126,735
Morgans Hotel Group *	29,500	166,380
Multimedia Games Holding Co., Inc. *	36,000	271,800
National American University Holdings, Inc.	11,900	89,964
O’Charley’s, Inc. *	24,700	160,303
Orient-Express Hotels Ltd., Class A *	127,600	1,079,496
P.F. Chang’s China Bistro, Inc.	28,242	919,560
Papa John’s International, Inc. *	24,855	962,883
Peet’s Coffee & Tea, Inc. *	17,200	1,046,104
Pinnacle Entertainment, Inc. *	82,985	804,954
Red Lion Hotels Corp. *	19,700	144,204
Red Robin Gourmet Burgers, Inc. *	17,400	534,354
Regis Corp.	77,349	1,325,762
Ruby Tuesday, Inc. *	87,200	654,872
Ruth’s Hospitality Group, Inc. *	47,100	291,549
School Specialty, Inc. *	21,600	69,552
Scientific Games Corp., Class A *	77,900	871,701
Shuffle Master, Inc. *	72,400	926,720
Six Flags Entertainment Corp.	55,800	2,445,714
Sonic Corp. *	82,829	567,379
Sotheby’s	89,200	2,990,876
Speedway Motorsports, Inc.	15,784	253,018
Steiner Leisure Ltd. *	20,109	992,982
Stewart Enterprises, Inc., Class A	105,500	648,825
Strayer Education, Inc. (c)	16,400	1,784,320
Texas Roadhouse, Inc.	84,296	1,277,927
The Cheesecake Factory, Inc. *	75,800	2,242,164
The Marcus Corp.	27,300	330,603
Town Sports International Holdings, Inc. *	27,400	243,038
Universal Technical Institute, Inc. *	28,600	398,970
Vail Resorts, Inc.	47,271	2,061,488

		62,153,040

Diversified Financials 2.9%
Advance America Cash Advance Centers, Inc.	73,800	580,806
Apollo Investment Corp.	262,400	2,023,104
Arlington Asset Investment Corp., Class A	8,600	192,640
Artio Global Investors, Inc.	41,900	188,131
BGC Partners, Inc., Class A	101,200	633,512
BlackRock Kelso Capital Corp.	97,800	887,046
Calamos Asset Management, Inc., Class A	25,400	317,246
California First National Bancorp	2,000	31,860
Capital Southwest Corp.	3,900	346,086
Cash America International, Inc.	39,370	1,726,768
CIFC Corp. *	15,900	89,358
Cohen & Steers, Inc. (c)	23,828	804,672
Compass Diversified Holdings	54,100	758,482
Cowen Group, Inc., Class A *	89,600	241,920
Credit Acceptance Corp. *	8,900	751,338
DFC Global Corp. *	58,200	1,146,540
Diamond Hill Investment Group	3,400	259,794
Duff & Phelps Corp., Class A	40,700	623,931
Edelman Financial Group, Inc.	27,100	193,494
Epoch Holding Corp.	19,800	471,438
Evercore Partners, Inc., Class A	28,100	792,139
Ezcorp, Inc., Class A *	62,900	1,686,978
FBR & Co. *	67,700	148,263
Fidus Investment Corp. (c)	7,200	98,424
Fifth Street Finance Corp.	96,900	943,806
Financial Engines, Inc. *	51,300	1,228,635
First Cash Financial Services, Inc. *	41,900	1,686,475
FXCM, Inc., Class A (c)	23,200	244,064
Gain Capital Holdings, Inc.	10,000	63,700
GAMCO Investors, Inc., Class A	9,700	451,050
GFI Group, Inc.	92,868	429,979
Gladstone Capital Corp.	28,200	252,390
Gladstone Investment Corp.	29,600	240,648
Gleacher & Co., Inc. *	105,500	176,185
Golub Capital BDC, Inc.	13,700	209,336
Harris & Harris Group, Inc. *	41,500	183,430
Hercules Technology Growth Capital, Inc.	58,700	559,411
HFF, Inc., Class A *	38,900	548,879
ICG Group, Inc. *	49,700	445,809
Imperial Holdings, Inc. (c)*	27,100	64,227
INTL FCStone, Inc. *	17,800	457,104
Investment Technology Group, Inc. *	55,265	626,705
JMP Group, Inc.	20,300	149,814
KBW, Inc.	44,000	762,520
Knight Capital Group, Inc., Class A *	134,400	1,745,856
Kohlberg Capital Corp.	25,600	178,944
Ladenburg Thalmann Financial Services, Inc. *	142,600	319,424
Main Street Capital Corp. (c)	30,700	679,391
Manning & Napier, Inc. *	9,000	119,250
MarketAxess Holdings, Inc.	38,460	1,194,183
Marlin Business Services, Inc.	11,600	165,996
MCG Capital Corp.	103,200	482,976
Medallion Financial Corp.	19,700	218,473
Medley Capital Corp.	14,900	165,837
MVC Capital, Inc.	32,100	402,534
Nelnet, Inc., Class A	34,400	847,960
Netspend Holdings, Inc. *	34,300	299,439
New Mountain Finance Corp.	9,700	128,331
NewStar Financial, Inc. *	36,500	354,780
NGP Capital Resources Co.	29,000	225,620
Nicholas Financial, Inc.	13,000	167,960

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oppenheimer Holdings, Inc., Class A	13,800	240,672
PennantPark Investment Corp.	61,100	629,941
PHH Corp. *	75,363	873,457
PICO Holdings, Inc. *	30,400	670,928
Piper Jaffray Cos., Inc. *	21,139	470,343
Prospect Capital Corp.	146,000	1,506,720
Pzena Investment Management, Inc., Class A	11,700	53,937
Safeguard Scientifics, Inc. *	27,700	440,430
Solar Capital Ltd.	48,900	1,117,365
Solar Senior Capital Ltd	10,400	169,520
Stifel Financial Corp. *	70,700	2,549,442
SWS Group, Inc.	39,000	286,650
The First Marblehead Corp. *	73,900	93,114
THL Credit, Inc.	12,400	161,696
TICC Capital Corp.	43,200	403,920
Triangle Capital Corp. (c)	29,600	576,608
Virtus Investment Partners, Inc. *	7,300	579,401
Walter Investment Management Corp.	34,600	647,712
Westwood Holdings Group, Inc.	8,400	335,160
World Acceptance Corp. *	20,200	1,287,144

		45,509,251

Energy 6.6%
Abraxas Petroleum Corp. (c)*	110,200	413,250
Alon USA Energy, Inc.	15,200	146,832
Amyris, Inc. (c)*	23,600	211,692
Apco Oil & Gas International, Inc.	12,200	942,328
Approach Resources, Inc. *	30,000	1,053,900
ATP Oil & Gas Corp. (c)*	59,600	419,584
Basic Energy Services, Inc. *	32,300	581,723
Berry Petroleum Co., Class A	69,000	3,105,690
Bill Barrett Corp. *	63,200	1,745,584
BPZ Resources, Inc. (c)*	145,300	473,678
Bristow Group, Inc.	48,687	2,388,584
C&J Energy Services, Inc. *	16,000	266,400
Cal Dive International, Inc. *	127,800	384,678
Callon Petroleum Co. *	52,400	314,400
CAMAC Energy, Inc. (c)*	78,600	72,556
Carrizo Oil & Gas, Inc. *	52,200	1,267,938
Cheniere Energy, Inc. *	162,500	2,078,375
Clayton Williams Energy, Inc. *	7,900	642,981
Clean Energy Fuels Corp. (c)*	66,400	993,344
Cloud Peak Energy, Inc. *	81,600	1,546,320
Complete Production Services, Inc. *	105,700	3,562,090
Comstock Resources, Inc. *	63,800	768,152
Contango Oil & Gas Co. *	16,300	1,015,164
Crimson Exploration, Inc. *	29,200	86,140
Crosstex Energy, Inc.	54,400	683,264
CVR Energy, Inc. *	117,600	2,932,944
Dawson Geophysical Co. *	10,600	377,254
Delek US Holdings, Inc.	19,000	239,210
Dril-Quip, Inc. *	46,000	3,034,620
Endeavour International Corp. *	49,700	525,826
Energy Partners Ltd. *	38,800	620,024
Energy XXI (Bermuda) Ltd. *	100,900	3,312,547
Evolution Petroleum Corp. *	21,500	192,640
Exterran Holdings, Inc. *	85,600	794,368
Frontline Ltd. (c)	69,000	347,070
FX Energy, Inc. *	70,100	386,952
Gastar Exploration Ltd. *	77,800	233,400
Geokinetics, Inc. (c)*	17,800	41,830
GeoResources, Inc. *	26,900	823,409
Gevo, Inc. (c)*	8,000	69,440
Global Geophysical Services, Inc. *	24,300	218,943
GMX Resources, Inc. (c)*	80,300	70,664
Golar LNG Ltd.	53,400	2,189,400
Goodrich Petroleum Corp. (c)*	34,700	598,922
Green Plains Renewable Energy, Inc. *	27,800	315,530
Gulf Island Fabrication, Inc.	19,200	582,720
GulfMark Offshore, Inc., Class A *	31,800	1,453,896
Gulfport Energy Corp. *	55,900	1,837,433
Hallador Energy Co	6,000	60,120
Harvest Natural Resources, Inc. (c)*	45,500	313,040
Heckmann Corp. (c)*	123,800	632,618
Helix Energy Solutions Group, Inc. *	142,000	2,335,900
Hercules Offshore, Inc. *	154,300	692,807
Hornbeck Offshore Services, Inc. *	35,645	1,165,235
Houston American Energy Corp. (c)*	22,100	272,935
Hyperdynamics Corp. (c)*	208,400	546,008
ION Geophysical Corp. *	176,000	1,307,680
Isramco, Inc. *	300	24,000
James River Coal Co. (c)*	47,600	299,404
Key Energy Services, Inc. *	167,100	2,419,608
KiOR, Inc., Class A (c)*	14,500	178,785
Knightsbridge Tankers Ltd. (c)	29,400	443,352
Kodiak Oil & Gas Corp. *	326,300	2,959,541
L&L Energy, Inc. (c)*	29,900	86,112
Lufkin Industries, Inc.	40,790	3,068,224
Magnum Hunter Resources Corp. (c)*	149,200	878,788
Matrix Service Co. *	35,400	412,056
McMoRan Exploration Co. *	131,600	1,543,668
Miller Energy Resources, Inc. (c)*	41,600	168,064
Mitcham Industries, Inc. *	16,100	353,556
Natural Gas Services Group *	16,400	226,156
Newpark Resources, Inc. *	121,110	985,835
Nordic American Tanker Shipping Ltd. (c)	63,300	877,338
Northern Oil & Gas, Inc. *	84,600	2,115,000
Oasis Petroleum, Inc. *	79,700	2,689,078
Overseas Shipholding Group, Inc. (c)	41,400	526,194
OYO Geospace Corp. *	5,800	510,458
Panhandle Oil & Gas, Inc., Class A	9,400	270,156
Parker Drilling Co. *	156,265	1,015,723
Patriot Coal Corp. *	122,300	929,480
Penn Virginia Corp.	61,178	283,254
Petroleum Development Corp. *	31,503	980,688
PetroQuest Energy, Inc. *	84,900	545,058
PHI, Inc. - Non Voting Shares *	17,500	461,300
Pioneer Drilling Co. *	82,500	735,900
Rentech, Inc. *	298,500	525,360
Resolute Energy Corp. *	61,800	695,250
REX American Resources Corp. *	8,200	210,740
Rex Energy Corp. *	46,700	441,782

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RigNet, Inc. *	7,800	136,188
Rosetta Resources, Inc. *	71,000	3,407,290
Scorpio Tankers, Inc. *	33,300	192,141
SemGroup Corp., Class A *	55,600	1,471,732
Ship Finance International Ltd. (c)	60,300	677,169
Solazyme, Inc. (c)*	14,700	170,814
Stone Energy Corp. *	65,668	1,841,988
Swift Energy Co. *	56,801	1,882,953
Syntroleum Corp. *	118,300	120,666
Targa Resources Corp.	22,000	911,680
Teekay Tankers Ltd., Class A (c)	56,800	255,032
Tesco Corp. *	40,400	560,752
TETRA Technologies, Inc. *	102,874	960,843
Triangle Petroleum Corp. *	57,500	393,300
Union Drilling, Inc. *	20,300	130,529
Uranerz Energy Corp. *	86,500	261,230
Uranium Energy Corp. (c)*	100,800	362,880
USEC, Inc. (c)*	155,423	296,858
VAALCO Energy, Inc. *	68,500	426,070
Vantage Drilling Co. *	234,000	290,160
Venoco, Inc. *	44,100	467,901
Voyager Oil & Gas, Inc. *	62,900	166,056
W&T Offshore, Inc.	46,700	1,009,187
Warren Resources, Inc. *	95,700	340,692
Western Refining, Inc.	70,722	1,169,035
Westmoreland Coal Co. *	13,300	160,930
Willbros Group, Inc. *	69,500	296,070
World Fuel Services Corp.	94,800	4,302,024
Zion Oil & Gas, Inc. (c)*	40,700	94,831

		104,306,941

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	200	17,998
Casey’s General Stores, Inc.	50,800	2,587,752
Chefs’ Warehouse, Inc. *	13,900	293,707
Ingles Markets, Inc., Class A	16,831	293,365
Nash Finch Co.	16,200	473,202
PriceSmart, Inc.	23,800	1,586,270
Rite Aid Corp. *	789,400	1,097,266
Ruddick Corp.	65,800	2,654,372
Spartan Stores, Inc.	30,300	567,822
Susser Holdings Corp. *	10,800	257,580
The Andersons, Inc.	24,900	1,009,695
The Fresh Market, Inc. *	37,700	1,623,362
The Pantry, Inc. *	30,800	370,832
United Natural Foods, Inc. *	64,782	2,853,647
Village Super Market, Inc., Class A	8,400	266,700
Weis Markets, Inc.	14,700	621,369
Winn-Dixie Stores, Inc. *	74,800	706,860

		17,281,799

Food, Beverage & Tobacco 1.7%
Alico, Inc.	4,700	108,758
Alliance One International, Inc. *	116,600	339,306
B&G Foods, Inc.	64,200	1,454,772
Cal-Maine Foods, Inc.	19,000	721,240
Calavo Growers, Inc.	15,900	432,480
Central European Distribution Corp. (c)*	97,400	399,340
Chiquita Brands International, Inc. *	60,802	534,449
Coca-Cola Bottling Co. Consolidated	6,100	371,795
Craft Brewers Alliance, Inc. *	13,900	87,014
Darling International, Inc. *	156,700	2,394,376
Diamond Foods, Inc. (c)	29,500	1,072,030
Dole Food Co., Inc. *	48,100	461,760
Farmer Brothers Co. *	9,100	90,818
Fresh Del Monte Produce, Inc.	48,900	1,197,072
Griffin Land & Nurseries, Inc.	1,400	37,366
Imperial Sugar Co.	16,400	55,924
J & J Snack Foods Corp.	19,100	974,673
Lancaster Colony Corp.	25,100	1,744,199
Lifeway Foods, Inc. *	6,100	56,852
Limoneira Co (c)	3,100	55,738
MGP Ingredients, Inc.	16,100	95,956
National Beverage Corp. *	15,001	250,967
Omega Protein Corp. *	25,900	222,999
Pilgrim’s Pride Corp. *	67,800	364,764
Primo Water Corp. *	19,700	57,721
Sanderson Farms, Inc.	29,700	1,512,918
Seneca Foods Corp., Class A *	12,400	358,732
Smart Balance, Inc. *	79,700	422,410
Snyders-Lance, Inc.	63,300	1,455,267
Star Scientific, Inc. (c)*	143,400	433,068
The Boston Beer Co., Inc., Class A (c)*	11,000	1,100,550
The Hain Celestial Group, Inc. *	47,931	1,849,657
Tootsie Roll Industries, Inc.	31,895	773,135
TreeHouse Foods, Inc. *	47,600	2,691,304
Universal Corp.	31,045	1,393,300
Vector Group Ltd. (c)	64,441	1,121,918

		26,694,628

Health Care Equipment & Services 6.3%
Abaxis, Inc. *	30,200	817,816
ABIOMED, Inc. *	42,400	784,824
Accretive Health, Inc. (c)*	53,600	1,438,088
Accuray, Inc. *	91,600	517,540
Air Methods Corp. *	15,200	1,281,360
Align Technology, Inc. *	82,100	1,934,276
Almost Family, Inc. *	11,000	207,240
Alphatec Holdings, Inc. *	72,200	127,072
Amedisys, Inc. *	36,100	379,050
American Dental Partners, Inc. *	20,700	392,679
AMN Healthcare Services, Inc. *	53,000	269,770
AmSurg Corp. *	41,900	1,078,925
Analogic Corp.	16,854	956,127
AngioDynamics, Inc. *	33,500	434,160
Antares Pharma, Inc. *	117,500	300,800
ArthroCare Corp. *	36,600	1,131,306
Assisted Living Concepts, Inc., Class A	26,200	410,816
athenahealth, Inc. *	46,700	2,717,006
AtriCure, Inc. *	18,800	216,576
Atrion Corp.	2,100	513,219
Bacterin International Holdings, Inc. (c)*	29,900	85,215
Bio-Reference Laboratories, Inc. *	32,900	636,615
Biolase Technology, Inc. (c)*	41,000	127,100

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BioScrip, Inc. *	54,500	294,845
Cantel Medical Corp.	17,700	558,789
Capital Senior Living Corp. *	36,900	298,890
CardioNet, Inc. *	32,600	102,690
Cardiovascular Systems, Inc. *	19,400	177,704
Centene Corp. *	66,892	3,023,518
Cerus Corp. (c)*	63,800	181,830
Chemed Corp.	26,500	1,487,710
Chindex International, Inc. *	15,200	137,712
Computer Programs & Systems, Inc.	14,800	847,300
Conceptus, Inc. *	41,800	517,484
CONMED Corp. *	37,900	1,114,260
CorVel Corp. *	8,300	404,044
Cross Country Healthcare, Inc. *	37,200	229,524
CryoLife, Inc. *	37,400	199,716
Cyberonics, Inc. *	38,000	1,235,000
Cynosure, Inc., Class A *	12,900	179,697
Delcath Systems, Inc. (c)*	64,400	255,668
DexCom, Inc. *	89,800	985,106
Dynavox, Inc., Class A *	12,600	47,754
Emeritus Corp. *	40,900	714,114
Endologix, Inc. *	65,500	850,190
Ensign Group, Inc.	21,800	577,918
Epocrates, Inc. *	8,400	81,396
Exactech, Inc. *	11,400	188,556
ExamWorks Group, Inc. *	36,200	399,648
Five Star Quality Care, Inc. *	56,200	204,006
Gentiva Health Services, Inc. *	40,996	297,631
Greatbatch, Inc. *	31,200	730,704
Haemonetics Corp. *	34,400	2,234,624
Hanger Orthopedic Group, Inc. *	44,900	879,591
Hansen Medical, Inc. (c)*	62,800	196,564
HealthSouth Corp. *	127,400	2,457,546
HealthStream, Inc. *	20,600	382,748
Healthways, Inc. *	45,500	343,980
HeartWare International, Inc. *	16,100	1,114,603
HMS Holdings Corp. *	111,200	3,670,712
ICU Medical, Inc. *	16,300	757,461
Insulet Corp. *	61,600	1,199,352
Integra LifeSciences Holdings *	26,048	768,937
Invacare Corp.	38,411	656,060
IPC The Hospitalist Co. *	21,900	737,811
IRIS International, Inc. *	23,800	233,002
Kensey Nash Corp.	11,400	264,594
Kindred Healthcare, Inc. *	69,575	853,685
Landauer, Inc.	12,600	715,932
LHC Group, Inc. *	21,100	312,702
Magellan Health Services, Inc. *	37,800	1,845,396
MAKO Surgical Corp. (c)*	42,800	1,531,384
Masimo Corp. *	70,400	1,506,560
MedAssets, Inc. *	63,800	673,728
Medical Action Industries, Inc. *	21,900	116,070
Medidata Solutions, Inc. *	28,200	589,380
Merge Healthcare, Inc. *	69,500	380,860
Meridian Bioscience, Inc.	54,950	958,328
Merit Medical Systems, Inc. *	56,100	791,571
Metropolitan Health Networks, Inc. *	56,700	454,734
MModal, Inc. *	42,300	442,458
Molina Healthcare, Inc. *	37,600	1,150,936
MWI Veterinary Supply, Inc. *	16,800	1,318,968
National Healthcare Corp.	13,688	606,789
National Research Corp.	2,400	94,488
Natus Medical, Inc. *	38,900	439,959
Navidea Biopharmaceuticals, Inc. (c)*	126,800	342,360
Neogen Corp. *	31,050	1,011,299
NuVasive, Inc. *	53,100	823,050
NxStage Medical, Inc. *	59,800	1,072,812
Omnicell, Inc. *	44,400	687,312
OraSure Technologies, Inc. *	62,500	695,625
Orthofix International N.V. *	24,200	971,630
Owens & Minor, Inc.	83,900	2,551,399
Palomar Medical Technologies, Inc. *	25,500	230,775
PharMerica Corp. *	39,300	493,215
Providence Service Corp. *	17,400	262,566
PSS World Medical, Inc. *	74,266	1,802,436
Quality Systems, Inc.	51,900	2,105,064
Quidel Corp. *	38,200	546,260
RadNet, Inc. *	40,800	102,408
Rockwell Medical Technologies, Inc. (c)*	21,500	232,845
RTI Biologics, Inc. *	73,900	254,955
Select Medical Holdings Corp. *	59,900	496,571
Skilled Healthcare Group, Inc., Class A *	25,900	159,026
Solta Medical, Inc. *	81,200	243,600
SonoSite, Inc. *	18,500	997,335
STAAR Surgical Co. *	47,600	518,364
STERIS Corp.	79,300	2,385,344
Sun Healthcare Group, Inc. *	33,600	152,544
Sunrise Senior Living, Inc. (c)*	76,900	546,759
SurModics, Inc. *	20,400	294,168
Symmetry Medical, Inc. *	48,700	365,737
Synergetics Usa, Inc. *	29,800	193,998
Synovis Life Technologies, Inc. *	15,400	430,738
Team Health Holdings, Inc. *	35,700	735,420
The Spectranetics Corp. *	44,700	372,351
Tornier N.V. *	14,100	297,510
Transcend Services, Inc. *	11,800	292,876
Triple-S Management Corp., Class B *	26,500	565,245
U.S. Physical Therapy, Inc.	15,800	322,320
Unilife Corp. (c)*	76,100	305,161
Universal American Corp.	43,202	474,790
Uroplasty, Inc. *	27,700	94,457
Vanguard Health Systems, Inc. *	40,900	457,671
Vascular Solutions, Inc. *	22,700	252,651
Volcano Corp. *	69,800	1,957,890
WellCare Health Plans, Inc. *	56,200	3,358,512
West Pharmaceutical Services, Inc.	44,865	1,816,135
Wright Medical Group, Inc. *	52,300	886,485
Young Innovations, Inc.	7,600	232,104
Zeltiq Aesthetics, Inc. (c)*	9,800	117,600
Zoll Medical Corp. *	29,400	2,016,252

		99,288,122

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	63,400	599,764
Elizabeth Arden, Inc. *	32,698	1,176,147

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harbinger Group, Inc. *	12,100	58,080
Inter Parfums, Inc.	21,600	360,720
Medifast, Inc. (c)*	18,500	304,880
Nature’s Sunshine Products, Inc. *	15,000	223,500
Nu Skin Enterprises, Inc., Class A	73,422	3,667,429
Nutraceutical International Corp. *	12,300	158,055
Oil-Dri Corp. of America	2,487	52,202
Prestige Brands Holdings, Inc. *	67,400	865,416
Revlon, Inc., Class A *	14,502	228,551
Schiff Nutrition International, Inc. *	16,300	173,921
Spectrum Brands Holdings, Inc. *	22,346	646,917
Synutra International, Inc. (c)*	23,200	129,224
The Female Health Co.	24,700	127,205
USANA Health Sciences, Inc. (c)*	9,100	316,498
WD-40 Co.	21,400	936,036

		10,024,545

Insurance 2.7%
Alterra Capital Holdings Ltd.	121,500	2,936,655
American Equity Investment Life Holding Co.	79,664	918,526
American Safety Insurance Holdings Ltd. *	14,000	304,500
AMERISAFE, Inc. *	24,600	604,668
AmTrust Financial Services, Inc.	32,305	837,669
Argo Group International Holdings Ltd.	36,738	1,058,422
Baldwin & Lyons, Inc., Class B	11,200	245,728
Citizens, Inc. *	50,800	523,748
CNO Financial Group, Inc. *	297,000	1,995,840
Crawford & Co., Class B	34,500	195,960
Delphi Financial Group, Inc., Class A	64,680	2,878,907
Donegal Group, Inc., Class A	10,400	158,704
eHealth, Inc. *	28,600	462,748
EMC Insurance Group, Inc.	6,200	139,934
Employers Holdings, Inc.	44,900	806,404
Enstar Group Ltd. *	9,194	915,079
FBL Financial Group, Inc., Class A	17,168	596,416
First American Financial Corp.	140,900	2,088,138
Flagstone Reinsurance Holdings S.A.	70,229	613,099
Fortegra Financial Corp. *	8,200	55,514
Global Indemnity plc *	18,155	364,734
Greenlight Capital Re Ltd., Class A *	37,589	964,910
Hallmark Financial Services, Inc. *	16,200	112,104
Harleysville Group, Inc.	16,363	924,837
Hilltop Holdings, Inc. *	53,339	460,315
Horace Mann Educators Corp.	53,378	834,832
Independence Holding Co.	3,680	34,997
Infinity Property & Casualty Corp.	16,592	966,982
Kansas City Life Insurance Co.	5,700	184,452
Maiden Holdings Ltd.	67,700	630,964
Meadowbrook Insurance Group, Inc.	71,400	711,858
Montpelier Re Holdings Ltd.	83,500	1,450,395
National Financial Partners Corp. *	54,100	833,140
National Interstate Corp.	2,194	57,285
National Western Life Insurance Co., Class A	2,994	432,513
OneBeacon Insurance Group Ltd., Class A	29,700	471,636
Platinum Underwriters Holdings Ltd.	49,900	1,709,075
Presidential Life Corp.	29,000	323,350
Primerica, Inc.	45,500	1,114,750
ProAssurance Corp.	41,000	3,346,830
RLI Corp.	24,455	1,744,130
Safety Insurance Group, Inc.	16,870	707,022
Seabright Holdings, Inc.	26,800	214,936
Selective Insurance Group, Inc.	72,314	1,300,206
State Auto Financial Corp.	19,600	245,392
Stewart Information Services Corp.	24,400	333,060
Symetra Financial Corp.	90,500	834,410
The Navigators Group, Inc. *	15,585	744,651
The Phoenix Cos., Inc. *	155,800	320,948
Tower Group, Inc.	49,365	1,065,790
United Fire & Casualty Co.	28,800	565,344
Universal Insurance Holdings, Inc.	25,100	100,651

		42,443,158

Materials 4.8%
A. M. Castle & Co. *	22,400	232,288
A. Schulman, Inc.	41,309	1,012,071
AEP Industries, Inc. *	5,800	191,632
AMCOL International Corp.	32,652	932,541
American Vanguard Corp.	29,900	449,397
Balchem Corp.	38,700	1,464,408
Boise, Inc.	121,800	930,552
Buckeye Technologies, Inc.	53,400	1,790,502
Calgon Carbon Corp. *	75,600	1,235,304
Century Aluminum Co. *	69,100	693,073
Chase Corp.	8,600	114,380
Chemtura Corp. *	129,000	1,812,450
Clearwater Paper Corp. *	30,900	1,128,468
Coeur d’Alene Mines Corp. *	119,950	3,317,817
Deltic Timber Corp.	14,504	988,012
Eagle Materials, Inc.	59,590	1,752,542
Ferro Corp. *	115,900	783,484
Flotek Industries, Inc. *	66,900	785,406
FutureFuel Corp.	25,000	298,250
General Moly, Inc. (c)*	90,300	335,916
Georgia Gulf Corp. *	45,500	1,594,775
Globe Specialty Metals, Inc.	84,400	1,154,592
Gold Resource Corp. (c)	38,000	1,000,540
Golden Minerals Co (c)*	37,400	362,780
Golden Star Resources Ltd. *	346,300	748,008
Graphic Packaging Holding Co. *	201,815	1,011,093
H.B. Fuller Co.	66,216	1,895,102
Handy & Harman Ltd. *	7,800	91,650
Hawkins, Inc.	11,600	459,360
Haynes International, Inc.	16,325	991,907
Headwaters, Inc. *	81,500	215,975
Hecla Mining Co.	374,000	1,967,240
Horsehead Holding Corp. *	58,500	636,480
Innophos Holdings, Inc.	29,100	1,452,672
Innospec, Inc. *	31,800	1,029,366
Jaguar Mining, Inc. (c)*	113,000	812,470
Kaiser Aluminum Corp.	21,850	1,078,953
KapStone Paper & Packaging Corp. *	52,300	913,158

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KMG Chemicals, Inc.	9,600	176,736
Koppers Holdings, Inc.	27,600	1,048,524
Kraton Performance Polymers, Inc. *	42,700	1,214,388
Landec Corp. *	35,300	212,859
Louisiana-Pacific Corp. *	177,000	1,508,040
LSB Industries, Inc. *	24,600	862,230
Materion Corp. *	27,300	802,893
McEwen Mining, Inc. (c)*	141,200	818,960
Metals USA Holdings Corp. *	15,500	207,235
Midway Gold Corp. (c)*	114,900	233,247
Minerals Technologies, Inc.	24,461	1,552,050
Myers Industries, Inc.	40,400	537,724
Neenah Paper, Inc.	20,000	475,400
NewMarket Corp.	11,700	2,529,423
Noranda Aluminum Holding Corp.	30,400	318,896
Olin Corp.	106,700	2,368,740
Olympic Steel, Inc.	12,200	314,638
OM Group, Inc. *	41,500	1,125,895
Omnova Solutions, Inc. *	60,600	300,576
P.H. Glatfelter Co.	58,700	867,586
Paramount Gold & Silver Corp. (c)*	156,900	404,802
PolyOne Corp.	125,075	1,803,582
Quaker Chemical Corp.	17,200	761,960
Revett Minerals, Inc. *	33,600	164,640
RTI International Metals, Inc. *	40,466	1,018,529
Schweitzer-Mauduit International, Inc.	21,600	1,501,848
Senomyx, Inc. *	53,000	155,290
Sensient Technologies Corp.	67,025	2,655,531
Spartech Corp. *	41,300	221,781
Stepan Co.	10,900	936,746
Stillwater Mining Co. *	138,000	1,777,440
SunCoke Energy, Inc. (c)*	87,900	1,180,497
Texas Industries, Inc. (c)	30,551	955,024
Thompson Creek Metals Co, Inc. *	204,600	1,724,778
TPC Group, Inc. *	17,800	584,730
Tredegar Corp.	32,000	789,120
U.S. Energy Corp. *	32,700	111,180
United States Lime & Minerals, Inc. *	3,500	217,980
Universal Stainless & Alloy Products, Inc. *	9,500	377,435
Vista Gold Corp. (c)*	95,200	358,904
Wausau Paper Corp.	65,900	569,376
Worthington Industries, Inc.	76,960	1,416,834
Zep, Inc.	29,400	481,572
Zoltek Cos., Inc. *	37,200	323,268

		75,633,501

Media 1.3%
AH Belo Corp., Class A	25,000	148,500
Arbitron, Inc.	36,356	1,298,273
Belo Corp., Class A	124,000	921,320
Central European Media Enterprises Ltd., Class A *	49,100	343,209
Cinemark Holdings, Inc.	124,500	2,455,140
Crown Media Holdings, Inc., Class A (c)*	46,700	55,573
Cumulus Media, Inc., Class A *	50,500	177,760
Digital Domain Media Group, Inc. (c)*	4,900	29,057
Digital Generation, Inc. *	36,700	510,130
Entercom Communications Corp., Class A *	32,400	250,128
Entravision Communications Corp., Class A	67,300	120,467
Fisher Communications, Inc. *	11,800	355,062
Global Sources Ltd. *	15,300	93,024
Gray Television, Inc. *	66,400	136,120
Harte-Hanks, Inc.	61,316	591,699
Journal Communications, Inc., Class A *	57,900	297,606
Knology, Inc. *	40,200	605,814
LIN TV Corp., Class A *	39,700	159,991
Lions Gate Entertainment Corp. *	60,400	608,832
Live Nation Entertainment, Inc. *	189,000	1,942,920
Martha Stewart Living Omnimedia, Inc., Class A (c)	36,500	160,600
MDC Partners, Inc., Class A	33,600	439,488
Meredith Corp. (c)	48,700	1,533,563
National CineMedia, Inc.	73,900	1,006,518
Nexstar Broadcasting Group, Inc., Class A *	14,700	124,509
Outdoor Channel Hldgs, Inc.	19,200	135,360
ReachLocal, Inc. *	13,400	105,592
Rentrak Corp. *	12,700	217,297
Saga Communications, Inc., Class A *	4,800	198,000
Scholastic Corp.	35,569	1,049,641
Sinclair Broadcast Group, Inc., Class A	67,600	830,128
The E.W. Scripps Co., Class A *	44,100	373,527
The McClatchy Co., Class A (c)*	77,300	181,655
The New York Times Co., Class A *	183,700	1,368,565
Valassis Communications, Inc. *	59,600	1,355,900
Value Line, Inc.	4,100	46,002
World Wrestling Entertainment, Inc., Class A (c)	36,500	346,385

		20,573,355

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Achillion Pharmaceuticals, Inc. *	63,500	704,215
Acorda Therapeutics, Inc. *	52,900	1,350,537
Acura Pharmaceuticals, Inc. (c)*	14,400	47,664
Aegerion Pharmaceuticals, Inc. *	12,200	209,718
Affymax, Inc. *	47,400	378,726
Affymetrix, Inc. *	94,400	454,064
Akorn, Inc. *	75,100	860,646
Albany Molecular Research, Inc. *	29,500	90,270
Alimera Sciences, Inc. *	24,500	33,320
Alkermes PLC *	127,742	2,402,827
Allos Therapeutics, Inc. *	105,500	163,525
Alnylam Pharmaceuticals, Inc. *	49,300	569,908
AMAG Pharmaceuticals, Inc. *	28,300	464,686
Amicus Therapeutics, Inc. *	21,100	137,150
Ampio Pharmaceuticals, Inc. (c)*	26,600	110,390
Anacor Pharmaceuticals, Inc. (c)*	14,600	102,054
Anthera Pharmaceuticals, Inc. *	28,200	222,216
Ardea Biosciences, Inc. *	22,500	409,275

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arena Pharmaceuticals, Inc. *	195,400	345,858
ARIAD Pharmaceuticals, Inc. *	195,700	2,886,575
ArQule, Inc. *	71,500	564,850
Array BioPharma, Inc. *	76,400	210,100
Astex Pharmaceuticals *	75,500	204,605
Auxilium Pharmaceuticals, Inc. *	64,100	1,273,667
AVANIR Pharmaceuticals, Inc., Class A (c)*	166,200	488,628
AVEO Pharmaceuticals, Inc. *	42,000	553,560
BG Medicine, Inc. (c)*	11,800	71,390
BioCryst Pharmaceuticals, Inc. (c)*	38,700	135,063
BioMimetic Therapeutics, Inc. *	25,700	50,629
Biosante Pharmaceuticals, Inc. *	146,800	95,699
Biospecifics Technologies Corp. *	6,600	125,532
Biotime, Inc. (c)*	33,100	191,318
Cadence Pharmaceuticals, Inc. *	57,000	237,690
Cambrex Corp. *	39,400	309,684
Cell Therapeutics, Inc. (c)*	258,400	284,240
Celldex Therapeutics, Inc. *	59,100	280,725
Cepheid, Inc. *	82,700	3,643,762
Chelsea Therapeutics International Ltd. *	71,700	322,650
Cleveland Biolabs, Inc. (c)*	38,000	119,320
Clovis Oncology, Inc. (c)*	5,000	94,950
Codexis, Inc. *	32,900	183,253
Columbia Laboratories, Inc. *	98,300	82,670
Complete Genomics, Inc. (c)*	14,800	43,808
Corcept Therapeutics, Inc. *	55,000	188,650
Cornerstone Therapeutics, Inc. *	10,800	65,772
Cubist Pharmaceuticals, Inc. *	80,332	3,279,152
Curis, Inc. *	102,300	506,385
Cytori Therapeutics, Inc. (c)*	64,900	222,607
DepoMed, Inc. *	71,900	431,400
Durect Corp. *	108,100	85,388
DUSA Pharmaceuticals, Inc. *	32,700	156,960
Dyax Corp. *	132,200	215,486
Dynavax Technologies Corp. *	165,300	575,244
Emergent Biosolutions, Inc. *	32,600	553,222
Endocyte, Inc. *	23,100	79,002
Enzo Biochem, Inc. *	51,300	130,815
Enzon Pharmaceuticals, Inc. *	50,400	359,352
eResearch Technology, Inc. *	65,700	363,978
Exact Sciences Corp. *	69,900	652,866
Exelixis, Inc. *	171,272	911,167
Fluidigm Corp. *	8,600	127,882
Furiex Pharmaceuticals, Inc. *	13,200	209,220
Genomic Health, Inc. *	22,800	632,700
Geron Corp. *	172,800	342,144
GTx, Inc. *	29,300	171,405
Halozyme Therapeutics, Inc. *	109,900	1,160,544
Harvard Bioscience, Inc. *	30,800	125,048
Hi-Tech Pharmacal Co., Inc. *	13,900	541,822
Horizon Pharma, Inc. (c)*	9,200	36,524
Idenix Pharmaceuticals, Inc. *	73,400	982,826
ImmunoGen, Inc. *	100,600	1,420,472
Immunomedics, Inc. (c)*	88,100	310,112
Impax Laboratories, Inc. *	87,400	1,649,238
Incyte Corp. (c)*	118,463	2,096,795
Infinity Pharmaceuticals, Inc. *	25,600	155,648
Inhibitex, Inc. *	85,200	2,175,156
Insmed, Inc. *	33,300	160,506
InterMune, Inc. *	72,400	1,086,000
Ironwood Pharmaceuticals, Inc. *	67,600	1,014,000
Isis Pharmaceuticals, Inc. *	133,400	1,088,544
ISTA Pharmaceuticals, Inc. *	42,900	345,774
Jazz Pharmaceuticals Plc *	29,600	1,376,400
K-V Pharmaceutical Co., Class A (c)*	69,000	142,140
Keryx Biopharmaceuticals, Inc. (c)*	92,500	313,575
Lannett Co., Inc. *	21,700	110,236
Lexicon Pharmaceuticals, Inc. *	228,400	331,180
Ligand Pharmaceuticals, Inc., Class B *	26,300	327,435
Luminex Corp. *	50,600	996,820
MannKind Corp. (c)*	127,000	342,900
MAP Pharmaceuticals, Inc. *	29,300	414,595
Maxygen, Inc. *	40,500	226,395
Medicis Pharmaceutical Corp., Class A	82,649	2,734,855
Medivation, Inc. *	42,000	2,327,220
MEDTOX Scientific, Inc. *	10,100	171,700
Metabolix, Inc. (c)*	45,600	120,840
Micromet, Inc. *	122,600	1,340,018
Momenta Pharmaceuticals, Inc. *	61,744	968,763
Nabi Biopharmaceuticals *	57,300	106,005
Nektar Therapeutics (c)*	152,771	954,819
Neurocrine Biosciences, Inc. *	66,000	613,800
NewLink Genetics Corp. *	5,000	34,750
Novavax, Inc. (c)*	128,700	194,337
NPS Pharmacuticals, Inc. *	115,200	884,736
Nymox Pharmaceutical Corp. (c)*	26,000	206,960
Obagi Medical Products, Inc. *	24,800	254,200
OncoGenex Pharmaceutical, Inc. *	13,000	180,700
Oncothyreon, Inc. (c)*	55,700	379,317
Onyx Pharmaceuticals, Inc. *	84,900	3,475,806
Opko Health, Inc. *	145,900	767,434
Optimer Pharmaceuticals, Inc. (c)*	62,100	805,437
Orexigen Therapeutics, Inc. *	43,100	118,094
Osiris Therapeutics, Inc. (c)*	22,300	130,009
Pacific Biosciences of California, Inc. *	45,400	203,392
Pacira Pharmaceuticals, Inc. *	6,600	71,346
Pain Therapeutics, Inc. *	49,400	218,842
Par Pharmaceutical Cos., Inc. *	48,480	1,750,613
PAREXEL International Corp. *	78,818	1,899,514
PDL BioPharma, Inc.	187,100	1,195,569
Peregrine Pharmaceuticals, Inc. (c)*	106,500	104,381
Pernix Therapeutics Holdings *	5,000	50,300
Pharmacyclics, Inc. *	61,500	1,130,370
PharmAthene, Inc. (c)*	47,800	76,480
POZEN, Inc. *	35,400	150,804
Progenics Pharmaceuticals, Inc. *	39,300	378,852
Questcor Pharmaceuticals, Inc. *	71,100	2,519,073
Raptor Pharmaceutical Corp. (c)*	63,000	451,080
Rigel Pharmaceuticals, Inc. *	91,900	897,863
Sagent Pharmaceuticals, Inc. *	8,900	197,669
Salix Pharmaceuticals Ltd. *	78,200	3,769,240
Sangamo BioSciences, Inc. (c)*	70,100	241,845
Santarus, Inc. *	71,400	349,860
Savient Pharmaceuticals, Inc. (c)*	95,200	240,856
SciClone Pharmaceuticals, Inc. *	46,300	221,777
Seattle Genetics, Inc. (c)*	129,198	2,445,718
Sequenom, Inc. *	132,700	571,937

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SIGA Technologies, Inc. (c)*	46,100	152,591
Spectrum Pharmaceuticals, Inc. *	69,700	980,679
Sucampo Pharmaceuticals, Inc., Class A *	17,000	75,480
Sunesis Pharmaceuticals, Inc. (c)*	38,100	52,578
Synta Pharmaceuticals Corp. *	31,200	144,456
Targacept, Inc. *	47,400	288,192
The Medicines Co. *	72,208	1,452,825
Theravance, Inc. *	92,338	1,638,076
Transcept Pharmaceuticals, Inc. (c)*	6,900	55,338
Trius Therapeutics, Inc. *	10,300	57,268
Vanda Pharmaceuticals, Inc. *	37,600	186,120
Vical, Inc. *	96,100	337,311
ViroPharma, Inc. *	94,774	2,823,318
VIVUS, Inc. *	119,000	1,419,670
XenoPort, Inc. *	47,400	198,606
Zalicus, Inc. *	99,600	106,572
ZIOPHARM Oncology, Inc. *	78,400	416,304
Zogenix, Inc. *	28,300	74,712

		97,070,176

Real Estate 9.0%
Acadia Realty Trust	54,036	1,135,837
AG Mortgage Investment Trust, Inc.	8,400	160,020
Agree Realty Corp.	13,200	329,472
Alexander’s, Inc.	2,700	1,047,600
American Assets Trust, Inc.	43,200	956,448
American Campus Communities, Inc.	91,000	3,894,800
American Capital Mortgage Investment Corp.	10,700	209,506
Anworth Mortgage Asset Corp.	169,500	1,101,750
Apollo Commercial Real Estate Finance, Inc.	27,500	404,800
ARMOUR Residential REIT, Inc.	102,600	739,746
Ashford Hospitality Trust	69,900	629,799
Associated Estates Realty Corp.	55,500	927,405
Avatar Holdings, Inc. *	12,000	117,240
BioMed Realty Trust, Inc.	204,700	3,801,279
Campus Crest Communities, Inc.	41,000	438,290
CapLease, Inc.	91,200	379,392
Capstead Mortgage Corp.	113,000	1,463,350
CBL & Associates Properties, Inc.	198,700	3,451,419
Cedar Realty Trust, Inc.	75,100	374,749
Chatham Lodging Trust	18,500	228,845
Chesapeake Lodging Trust	43,100	733,993
Cogdell Spencer, Inc.	59,700	253,725
Colonial Properties Trust	111,800	2,390,284
Colony Financial, Inc.	44,100	747,936
Consolidated-Tomoka Land Co.	5,600	160,160
Coresite Realty Corp.	26,600	533,330
Cousins Properties, Inc.	122,173	900,415
CreXus Investment Corp.	76,600	847,962
CubeSmart	158,200	1,800,316
CYS Investments, Inc. (c)	110,600	1,493,100
DCT Industrial Trust, Inc.	329,100	1,816,632
DiamondRock Hospitality Co.	224,217	2,363,247
DuPont Fabros Technology, Inc.	78,800	2,009,400
Dynex Capital, Inc.	54,000	500,040
EastGroup Properties, Inc.	36,190	1,719,025
Education Realty Trust, Inc.	108,700	1,163,090
Entertainment Properties Trust	62,500	2,779,375
Equity Lifestyle Properties, Inc.	41,259	2,893,906
Equity One, Inc.	71,837	1,354,127
Excel Trust, Inc.	41,500	527,050
Extra Space Storage, Inc.	125,758	3,309,951
FelCor Lodging Trust, Inc. *	170,200	648,462
First Industrial Realty Trust, Inc. *	116,000	1,331,680
First Potomac Realty Trust	67,000	996,960
Forestar Group, Inc. *	47,400	754,608
Franklin Street Properties Corp.	94,565	963,617
Getty Realty Corp.	34,542	578,924
Gladstone Commercial Corp.	14,700	266,364
Glimcher Realty Trust	143,500	1,381,905
Government Properties Income Trust	47,400	1,142,340
Hatteras Financial Corp.	100,100	2,778,776
Healthcare Realty Trust, Inc.	104,281	2,197,201
Hersha Hospitality Trust	188,500	1,023,555
Highwoods Properties, Inc.	96,600	3,196,494
Home Properties, Inc.	64,365	3,834,867
Hudson Pacific Properties, Inc.	29,500	453,415
Inland Real Estate Corp.	103,236	882,668
Invesco Mortgage Capital, Inc.	154,600	2,424,128
Investors Real Estate Trust	107,500	797,650
iStar Financial, Inc. (c)*	123,900	864,822
Kennedy-Wilson Holdings, Inc.	31,900	428,417
Kilroy Realty Corp.	78,300	3,259,629
Kite Realty Group Trust	74,600	373,000
LaSalle Hotel Properties	113,926	3,081,698
Lexington Realty Trust	160,384	1,379,302
LTC Properties, Inc.	40,667	1,299,311
Medical Properties Trust, Inc.	149,600	1,603,712
MFA Financial, Inc.	476,900	3,500,446
Mid-America Apartment Communities, Inc.	49,200	3,144,864
Mission West Properties, Inc.	23,700	222,306
Monmouth Real Estate Investment Corp., Class A	47,400	441,294
MPG Office Trust, Inc. (c)*	65,700	167,535
National Health Investors, Inc.	32,668	1,581,458
National Retail Properties, Inc.	132,800	3,586,928
Newcastle Investment Corp.	140,900	755,224
NorthStar Realty Finance Corp.	128,400	639,432
Omega Healthcare Investors, Inc.	136,100	2,836,324
One Liberty Properties, Inc.	14,900	258,515
Parkway Properties, Inc.	29,400	284,298
Pebblebrook Hotel Trust	68,200	1,512,676
Pennsylvania Real Estate Investment Trust	74,512	915,007
PennyMac Mortgage Investment Trust	37,200	658,812
Post Properties, Inc.	66,767	2,983,817
Potlatch Corp.	53,803	1,642,068
PS Business Parks, Inc.	24,938	1,549,647
RAIT Financial Trust (c)	50,900	286,567
Ramco-Gershenson Properties Trust	51,600	597,012
Redwood Trust, Inc.	105,200	1,236,100
Resource Capital Corp.	95,400	558,090

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retail Opportunity Investments Corp.	56,400	668,904
RLJ Lodging Trust	36,900	658,296
Sabra Health Care REIT, Inc.	51,866	737,535
Saul Centers, Inc.	9,800	349,272
Sovran Self Storage, Inc.	37,126	1,727,101
STAG Industrial, Inc.	21,300	255,174
Starwood Property Trust, Inc.	124,900	2,460,530
Strategic Hotel & Resorts, Inc. *	234,100	1,453,761
Summit Hotel Properties, Inc.	36,500	341,275
Sun Communities, Inc.	30,100	1,207,311
Sunstone Hotel Investors, Inc. *	158,310	1,470,700
Tanger Factory Outlet Centers, Inc.	115,100	3,395,450
Tejon Ranch Co. *	19,092	544,122
Terreno Realty Corp.	12,400	175,088
Two Harbors Investment Corp.	239,100	2,374,263
UMH Properties, Inc.	15,400	158,774
Universal Health Realty Income Trust	15,900	635,841
Urstadt Biddle Properties, Class A	30,900	604,404
Washington Real Estate Investment Trust	88,300	2,631,340
Whitestone REIT, Class B	10,100	128,573
Winthrop Realty Trust	38,400	458,880

		141,827,330

Retailing 4.2%
1-800-FLOWERS.COM, Inc., Class A *	34,800	100,224
Aeropostale, Inc. *	108,100	1,769,597
America’s Car-Mart, Inc. *	11,500	436,310
ANN, Inc. *	69,700	1,690,922
Asbury Automotive Group, Inc. *	39,100	895,781
Ascena Retail Group, Inc. *	82,800	2,928,636
Barnes & Noble, Inc. (c)*	38,900	469,523
Bebe Stores, Inc.	51,449	450,693
Big 5 Sporting Goods Corp.	29,400	233,436
Blue Nile, Inc. (c)*	15,900	641,565
Body Central Corp. *	15,700	422,016
Brown Shoe Co., Inc.	56,175	530,854
Build-A-Bear Workshop, Inc. *	21,300	174,021
Cabela’s, Inc. *	57,936	1,510,971
Casual Male Retail Group, Inc. *	56,400	178,224
Charming Shoppes, Inc. *	155,700	772,272
Christopher & Banks Corp.	47,900	99,153
Citi Trends, Inc. *	20,100	181,302
Coldwater Creek, Inc. *	97,500	85,800
Collective Brands, Inc. *	82,500	1,374,450
Conn’s, Inc. *	19,400	225,040
Core-Mark Holding Co., Inc.	15,300	621,333
Cost Plus, Inc. *	25,400	344,170
Destination Maternity Corp.	14,400	240,336
Express, Inc. *	74,000	1,601,360
Francesca’s Holdings Corp. *	13,400	297,078
Fred’s, Inc., Class A	49,600	731,600
Geeknet, Inc. *	5,900	102,601
Genesco, Inc. *	31,744	1,938,606
GNC Holdings, Inc., Class A *	30,600	841,806
Gordmans Stores, Inc. *	7,100	103,163
Group 1 Automotive, Inc.	30,300	1,616,202
Haverty Furniture Cos, Inc.	25,200	314,496
hhgregg, Inc. (c)*	19,800	201,564
Hibbett Sports, Inc. *	36,675	1,757,833
Hot Topic, Inc.	54,900	401,868
HSN, Inc.	53,500	1,909,415
Jos. A. Bank Clothiers, Inc. *	37,018	1,767,610
Kirkland’s, Inc. *	22,400	335,328
Lithia Motors, Inc., Class A	29,600	657,416
Lumber Liquidators Holdings, Inc. *	31,000	662,160
MarineMax, Inc. *	31,100	255,642
Mattress Firm Holding Corp. (c)*	7,600	251,028
Monro Muffler Brake, Inc.	40,850	1,713,249
New York & Co, Inc. *	36,400	101,556
Nutrisystem, Inc. (c)	36,148	430,161
Office Depot, Inc. *	371,800	1,015,014
OfficeMax, Inc. *	115,200	637,056
Orbitz Worldwide, Inc. *	28,000	102,480
Overstock.com, Inc. *	15,500	104,780
Pacific Sunwear of California, Inc. *	63,500	114,300
Penske Automotive Group, Inc.	59,816	1,338,682
PetMed Express, Inc.	22,800	284,316
Pier 1 Imports, Inc. *	131,400	2,043,270
Pool Corp.	64,477	2,194,152
Rent-A-Center, Inc.	78,305	2,648,275
Rue21, Inc. *	20,100	486,621
Saks, Inc. *	154,500	1,541,910
Select Comfort Corp. *	74,500	1,868,460
Shoe Carnival, Inc. *	12,300	311,067
Shutterfly, Inc. *	39,900	946,428
Sonic Automotive, Inc., Class A	53,900	840,301
Stage Stores, Inc.	41,627	640,223
Stein Mart, Inc. *	36,800	266,800
Systemax, Inc. *	14,500	255,345
Teavana Holdings, Inc. (c)*	9,600	182,208
The Bon-Ton Stores, Inc. (c)	16,500	66,990
The Buckle, Inc.	36,064	1,573,472
The Cato Corp., Class A	37,004	992,077
The Children’s Place Retail Stores, Inc. *	34,913	1,741,810
The Finish Line, Inc., Class A	69,419	1,468,212
The Men’s Wearhouse, Inc.	67,600	2,331,524
The Pep Boys - Manny, Moe & Jack	70,500	1,057,500
The Talbots, Inc. (c)*	93,600	303,264
Tuesday Morning Corp. *	57,700	196,180
US Auto Parts Network, Inc. *	19,800	98,604
ValueVision Media, Inc., Class A *	54,800	86,584
Vitamin Shoppe, Inc. *	33,200	1,418,968
VOXX International Corp. *	24,200	307,824
West Marine, Inc. *	19,800	239,976
Wet Seal, Inc., Class A *	121,200	424,200
Weyco Group, Inc.	3,300	83,358
Winmark Corp.	3,000	206,010
Zale Corp. *	43,000	122,550
Zumiez, Inc. *	28,400	811,104

		65,720,266

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	57,600	612,864

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alpha & Omega Semiconductor Ltd. *	19,700	182,816
Amkor Technology, Inc. *	128,918	738,700
Amtech Systems, Inc. *	12,800	130,432
ANADIGICS, Inc. *	90,300	248,325
Applied Micro Circuits Corp. *	84,865	664,493
ATMI, Inc. *	42,354	990,237
Axcelis Technologies, Inc. *	142,100	255,780
AXT, Inc. *	42,800	219,136
Brooks Automation, Inc.	88,631	950,124
Cabot Microelectronics Corp. *	31,500	1,588,230
Cavium, Inc. *	64,900	2,085,886
CEVA, Inc. *	30,900	834,609
Cirrus Logic, Inc. *	88,700	1,812,141
Cohu, Inc.	32,200	422,786
Cymer, Inc. *	40,865	2,034,668
Diodes, Inc. *	47,281	1,218,904
DSP Group, Inc. *	31,400	179,922
Entegris, Inc. *	180,000	1,724,400
Entropic Communications, Inc. *	107,800	629,552
Exar Corp. *	49,000	327,320
FormFactor, Inc. *	68,473	352,636
FSI International, Inc. *	51,800	220,150
GSI Technology, Inc. *	27,000	133,920
GT Advanced Technologies, Inc. *	168,600	1,453,332
Hittite Microwave Corp. *	41,209	2,267,319
Inphi Corp. *	27,500	403,425
Integrated Device Technology, Inc. *	198,500	1,258,490
Integrated Silicon Solutions, Inc. *	35,900	350,743
Intermolecular, Inc. *	11,000	92,620
IXYS Corp. *	32,400	444,528
Kopin Corp. *	86,500	335,620
Kulicke & Soffa Industries, Inc. *	96,400	1,042,084
Lattice Semiconductor Corp. *	157,800	1,073,040
LTX-Credence Corp. *	66,300	442,221
MaxLinear, Inc., Class A *	21,400	127,758
Micrel, Inc.	67,505	780,358
Microsemi Corp. *	113,419	2,243,428
Mindspeed Technologies, Inc. *	44,900	287,809
MIPS Technologies, Inc. *	65,300	383,311
MKS Instruments, Inc.	69,999	2,110,470
Monolithic Power Systems, Inc. *	40,100	657,239
MoSys, Inc. *	43,700	182,666
Nanometrics, Inc. *	27,000	546,750
Netlogic Microsystems, Inc. *	89,900	4,477,020
NVE Corp. *	6,400	349,056
OmniVision Technologies, Inc. *	77,673	1,033,828
PDF Solutions, Inc. *	31,400	200,646
Pericom Semiconductor Corp. *	33,500	268,000
Photronics, Inc. *	78,700	539,882
PLX Technology, Inc. *	59,600	187,144
Power Integrations, Inc.	38,662	1,391,445
Rambus, Inc. *	131,500	958,635
RF Micro Devices, Inc. *	369,900	1,845,801
Rubicon Technology, Inc. *	23,500	254,505
Rudolph Technologies, Inc. *	42,400	433,752
Semtech Corp. *	85,829	2,446,127
Sigma Designs, Inc. *	43,000	259,290
Silicon Image, Inc. *	106,500	517,590
Spansion, Inc., Class A *	67,400	676,022
Standard Microsystems Corp. *	30,792	793,202
STR Holdings, Inc. *	40,500	432,945
Supertex, Inc. *	14,800	273,504
Tessera Technologies, Inc. *	68,490	1,356,102
TriQuint Semiconductor, Inc. *	220,000	1,317,800
Ultra Clean Holdings, Inc. *	30,500	224,175
Ultratech, Inc. *	33,700	985,725
Veeco Instruments, Inc. *	54,600	1,332,786
Volterra Semiconductor Corp. *	32,900	992,593

		58,588,817

Software & Services 8.2%
Accelrys, Inc. *	74,200	555,758
ACI Worldwide, Inc. *	44,759	1,359,778
Actuate Corp. *	48,100	277,056
Acxiom Corp. *	108,676	1,491,035
Advent Software, Inc. *	43,928	1,153,110
American Software, Inc., Class A	30,400	272,688
Ancestry.com, Inc. (c)*	42,400	1,255,040
Angie’s List, Inc. (c)*	13,600	200,736
Aspen Technology, Inc. *	113,300	2,040,533
Bankrate, Inc. *	30,800	720,412
Blackbaud, Inc.	59,569	1,812,685
Bottomline Technologies, Inc. *	48,100	1,315,054
BroadSoft, Inc. *	30,200	841,976
CACI International, Inc., Class A *	34,600	2,030,674
Callidus Software, Inc. *	40,200	270,948
Carbonite, Inc. (c)*	9,600	95,808
Cardtronics, Inc. *	57,700	1,474,235
Cass Information Systems, Inc.	12,400	489,800
CIBER, Inc. *	85,700	372,795
CommVault Systems, Inc. *	58,000	2,726,000
Computer Task Group, Inc. *	20,200	291,486
comScore, Inc. *	42,500	941,375
Concur Technologies, Inc. *	58,900	3,083,415
Constant Contact, Inc. *	39,500	986,710
Convergys Corp. *	140,900	1,875,379
Convio, Inc. *	16,200	258,066
Cornerstone OnDemand, Inc. *	15,300	279,072
CSG Systems International, Inc. *	46,400	754,928
DealerTrack Holdings, Inc. *	55,036	1,504,134
Deltek, Inc. *	29,700	306,207
Demand Media, Inc. (c)*	10,600	66,780
DemandTec, Inc. *	43,300	570,694
Dice Holdings, Inc. *	64,900	614,603
Digimarc Corp. *	8,400	222,012
Digital River, Inc. *	49,800	797,298
Dynamics Research Corp. *	12,000	135,120
Earthlink, Inc.	147,381	1,062,617
Ebix, Inc. (c)	38,600	956,508
Echo Global Logistics, Inc. *	15,100	253,076
Ellie Mae, Inc. *	11,300	66,557
Envestnet, Inc. *	25,600	294,656
EPIQ Systems, Inc.	42,100	513,199
ePlus, Inc. *	5,200	148,304
Euronet Worldwide, Inc. *	68,636	1,260,157
Exlservice Holdings, Inc. *	21,600	521,424
Fair Isaac Corp.	46,800	1,696,032
FalconStor Software, Inc. *	41,100	102,339
Forrester Research, Inc. *	19,717	688,912
Global Cash Access Holdings, Inc. *	86,400	457,920

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Glu Mobile, Inc. (c)*	63,500	213,360
Guidance Software, Inc. *	18,600	142,290
Heartland Payment Systems, Inc.	51,600	1,238,400
Higher One Holdings, Inc. (c)*	41,000	694,540
iGATE Corp. *	41,440	755,037
Imperva, Inc. *	7,300	240,754
InfoSpace, Inc. *	49,600	610,576
Interactive Intelligence Group, Inc. *	19,100	492,971
Internap Network Services Corp. *	70,000	469,700
IntraLinks Holdings, Inc. *	42,800	293,180
j2 Global, Inc.	61,628	1,661,491
Jack Henry & Associates, Inc.	113,300	3,874,860
JDA Software Group, Inc. *	56,669	1,670,035
Kenexa Corp. *	35,400	850,308
Keynote Systems, Inc.	18,700	365,959
KIT Digital, Inc. (c)*	51,500	557,745
Limelight Networks, Inc. *	90,900	296,334
Lionbridge Technologies, Inc. *	82,500	226,875
Liquidity Services, Inc. *	25,200	869,652
LivePerson, Inc. *	70,600	847,200
LogMeIn, Inc. *	27,300	1,087,359
LoopNet, Inc. *	22,200	355,644
Magma Design Automation, Inc. *	89,400	640,104
Manhattan Associates, Inc. *	27,347	1,200,260
ManTech International Corp., Class A	31,200	1,096,680
Marchex, Inc., Class B	28,600	129,272
MAXIMUS, Inc.	46,448	2,091,553
Mentor Graphics Corp. *	128,967	1,788,772
MicroStrategy, Inc., Class A *	10,662	1,227,409
ModusLink Global Solutions, Inc.	58,700	335,764
MoneyGram International, Inc. *	14,000	259,840
Monotype Imaging Holdings, Inc. *	47,900	747,719
Motricity, Inc. (c)*	49,600	38,445
Move, Inc. *	53,100	382,320
NCI, Inc., Class A *	8,900	65,148
NetScout Systems, Inc. *	50,000	1,033,000
NetSuite, Inc. *	35,400	1,482,552
NIC, Inc.	85,700	1,072,107
OpenTable, Inc. (c)*	31,500	1,517,355
Openwave Systems, Inc. *	114,100	229,341
Opnet Technologies, Inc.	19,300	684,185
Parametric Technology Corp. *	157,300	3,959,241
Pegasystems, Inc. (c)	22,300	632,428
Perficient, Inc. *	32,400	360,612
PRGX Global, Inc. *	26,200	159,034
Progress Software Corp. *	89,820	2,095,501
PROS Holdings, Inc. *	28,800	467,136
QAD, Inc., Class A *	8,800	113,784
QLIK Technologies, Inc. *	92,600	2,611,320
Quepasa Corp. (c)*	11,800	50,740
Quest Software, Inc. *	75,600	1,538,460
QuinStreet, Inc. *	36,900	354,978
RealNetworks, Inc.	28,257	288,504
RealPage, Inc. *	40,600	1,044,232
Responsys, Inc. *	12,700	148,971
Rosetta Stone, Inc. *	14,700	114,660
S1 Corp. *	71,600	698,816
Saba Software, Inc. *	37,900	376,726
Sapient Corp.	146,363	1,888,083
SciQuest, Inc. *	16,500	241,395
SeaChange International, Inc. *	35,400	254,172
ServiceSource International, Inc. *	13,400	226,728
Smith Micro Software, Inc. *	48,000	87,360
Solarwinds, Inc. *	76,300	2,411,843
Sourcefire, Inc. *	38,100	1,181,862
SPS Commerce, Inc. *	11,300	285,099
Srs Labs, Inc. *	16,200	112,104
SS&C Technologies Holdings, Inc. *	33,800	634,426
Stamps.com, Inc. *	14,200	440,342
Stream Global Services, Inc. *	3,800	12,654
SuccessFactors, Inc. (c)*	110,600	4,401,880
Support.com, Inc. *	64,900	167,442
Synchronoss Technologies, Inc. *	35,400	1,183,068
Syntel, Inc.	20,600	966,552
Take-Two Interactive Software, Inc. *	98,504	1,536,662
Taleo Corp., Class A *	55,000	1,980,550
Tangoe, Inc. *	13,700	198,650
TechTarget, Inc. *	19,600	136,220
TeleCommunication Systems, Inc., Class A *	62,100	145,314
TeleNav, Inc. *	22,100	164,203
TeleTech Holdings, Inc. *	34,000	576,640
The Active Network, Inc. *	16,500	245,520
The Hackett Group, Inc. *	40,800	158,100
The Ultimate Software Group, Inc. *	34,600	2,307,474
TiVo, Inc. *	159,703	1,657,717
TNS, Inc. *	34,100	628,804
Travelzoo, Inc. (c)*	7,400	190,994
Tyler Technologies, Inc. *	39,600	1,391,148
Unisys Corp. *	57,650	1,208,921
United Online, Inc.	118,687	674,142
ValueClick, Inc. *	105,400	1,838,176
VASCO Data Security International, Inc. *	36,200	305,166
Verint Systems, Inc. *	28,400	804,004
Virnetx Holding Corp. (c)*	54,500	1,265,490
Virtusa Corp. *	20,300	324,597
Vocus, Inc. *	23,600	542,092
Wave Systems Corp., Class A (c)*	111,000	254,190
Web.com Group, Inc. *	38,900	497,920
Websense, Inc. *	53,504	1,011,226
Wright Express Corp. *	50,976	2,789,407
XO Group, Inc. *	39,800	327,952
Zillow, Inc. (c)*	5,500	162,195
Zix Corp. *	88,900	268,478

		128,403,302

Technology Hardware & Equipment 5.4%
3D Systems Corp. (c)*	56,100	1,072,632
ADTRAN, Inc.	85,300	2,953,939
Aeroflex Holding Corp. *	26,600	337,022
Agilysys, Inc. *	24,000	195,360
Anaren, Inc. *	20,200	351,884
Anixter International, Inc. *	38,800	2,541,788
Arris Group, Inc. *	165,760	1,936,077
Aruba Networks, Inc. *	112,200	2,488,596
Aviat Networks, Inc. *	81,200	180,264
Avid Technology, Inc. *	39,705	384,741

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Badger Meter, Inc.	20,203	649,324
Bel Fuse, Inc., Class B	14,100	285,525
Benchmark Electronics, Inc. *	81,294	1,398,257
Black Box Corp.	24,092	744,925
Blue Coat Systems, Inc. *	58,300	1,501,808
Brightpoint, Inc. *	91,295	1,069,977
Calix, Inc. *	49,100	371,687
Checkpoint Systems, Inc. *	53,744	565,387
Cognex Corp.	55,509	2,306,399
Coherent, Inc. *	31,451	1,757,482
Communications Systems, Inc.	8,900	132,521
Comtech Telecommunications Corp.	27,100	836,306
Cray, Inc. *	48,500	361,810
CTS Corp.	46,000	462,760
Daktronics, Inc.	46,400	507,616
DDi Corp.	20,200	196,142
Digi International, Inc. *	33,900	382,731
Dot Hill Systems Corp. *	75,700	114,307
DTS, Inc. *	23,300	660,089
Echelon Corp. *	47,000	242,990
Electro Rent Corp.	25,200	430,668
Electro Scientific Industries, Inc.	30,200	458,436
Electronics for Imaging, Inc. *	62,509	1,072,654
eMagin Corp. *	25,000	113,250
Emulex Corp. *	117,590	1,227,640
Extreme Networks, Inc. *	123,300	399,492
Fabrinet *	27,300	449,631
FARO Technologies, Inc. *	21,900	1,188,732
FEI Co. *	51,800	2,282,308
Finisar Corp. *	117,800	2,386,628
Globecomm Systems, Inc. *	30,000	428,100
GSI Group, Inc. *	34,600	399,630
Harmonic, Inc. *	153,800	902,806
Identive Group, Inc. *	51,800	118,104
Imation Corp. *	40,200	238,386
Immersion Corp. *	38,200	215,066
Infinera Corp. *	140,000	999,600
Insight Enterprises, Inc. *	58,500	1,079,910
InterDigital, Inc.	60,800	2,269,056
Intermec, Inc. *	79,640	672,162
Intevac, Inc. *	30,600	254,898
InvenSense, Inc. (c)*	13,400	220,966
Ixia *	51,764	632,038
KEMET Corp. *	59,100	543,129
KVH Industries, Inc. *	19,900	185,667
LeCroy Corp. *	22,000	229,020
Littelfuse, Inc.	30,400	1,541,584
Loral Space & Communications, Inc. *	14,600	1,006,816
Maxwell Technologies, Inc. *	37,400	765,204
Measurement Specialties, Inc. *	20,000	650,000
Mercury Computer Systems, Inc. *	40,400	540,956
Meru Networks, Inc. (c)*	14,400	70,992
Methode Electronics, Inc.	49,500	491,535
MTS Systems Corp.	20,875	957,954
Multi-Fineline Electronix, Inc. *	12,100	300,806
NeoPhotonics Corp. *	11,600	63,800
NETGEAR, Inc. *	49,000	1,951,180
Newport Corp. *	50,200	927,194
Novatel Wireless, Inc. *	42,900	123,123
NumereX Corp., Class A *	12,800	109,568
Oclaro, Inc. *	67,600	279,864
OCZ Technology Group, Inc. (c)*	68,800	579,984
Oplink Communications, Inc. *	26,200	490,726
ORBCOMM, Inc. *	46,400	160,080
OSI Systems, Inc. *	25,500	1,370,115
Park Electrochemical Corp.	27,800	844,286
PC Connection, Inc.	12,500	150,000
Plantronics, Inc.	57,993	2,159,659
Plexus Corp. *	47,662	1,727,748
Power-One, Inc. *	91,200	395,808
Powerwave Technologies, Inc. (c)*	51,720	88,958
Procera Networks, Inc. *	19,300	324,819
Pulse Electronics Corp.	55,700	159,859
Quantum Corp. *	301,900	760,788
Radisys Corp. *	26,000	156,780
RealD, Inc. (c)*	53,000	464,810
Richardson Electronics Ltd.	18,900	228,879
Rimage Corp.	12,700	157,988
Rofin-Sinar Technologies, Inc. *	38,136	1,081,918
Rogers Corp. *	21,367	821,134
Sanmina-SCI Corp. *	107,800	1,183,644
ScanSource, Inc. *	36,178	1,359,207
ShoreTel, Inc. *	63,200	413,960
Silicon Graphics International Corp. *	41,500	566,060
Sonus Networks, Inc. *	282,658	729,258
STEC, Inc. *	49,000	463,540
Stratasys, Inc. *	28,300	1,040,025
Super Micro Computer, Inc. *	36,000	607,680
Sycamore Networks, Inc. *	26,811	520,670
Symmetricom, Inc. *	58,000	361,920
Synaptics, Inc. *	43,100	1,651,161
SYNNEX Corp. *	33,700	1,219,266
TTM Technologies, Inc. *	69,600	853,992
Ubiquiti Networks, Inc. (c)*	11,600	281,648
Universal Display Corp. (c)*	51,500	2,168,665
ViaSat, Inc. *	47,619	2,263,807
Viasystems Group, Inc. *	3,800	64,562
Vishay Precision Group, Inc. *	16,500	260,040
Westell Technologies, Inc., Class A *	71,100	156,420
X-Rite, Inc. *	35,300	160,262
Xyratex Ltd.	37,900	601,852
Zygo Corp. *	21,300	376,797

		85,597,674

Telecommunication Services 0.8%
8x8, Inc. *	83,200	369,408
AboveNet, Inc. *	31,100	2,066,595
Alaska Communications Systems Group, Inc. (c)	60,500	164,560
Atlantic Tele-Network, Inc.	12,600	454,734
Boingo Wireless, Inc. *	7,700	62,832
Cbeyond, Inc. *	37,400	317,900
Cincinnati Bell, Inc. *	266,245	918,545
Cogent Communications Group, Inc. *	61,600	938,784
Consolidated Communications Holdings, Inc.	35,000	664,650
Fairpoint Communications, Inc. (c)*	28,900	117,623

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Communication, Inc., Class A *	55,500	577,755
HickoryTech Corp.	17,900	205,671
IDT Corp., Class B	18,600	163,680
inContact, Inc. *	41,100	205,500
Iridium Communications, Inc. *	58,400	466,616
Leap Wireless International, Inc. *	81,800	700,208
Lumos Networks Corp.	20,100	302,103
Neutral Tandem, Inc. *	42,100	517,409
NTELOS Holdings Corp.	20,150	460,025
Premiere Global Services, Inc. *	70,000	616,000
Shenandoah Telecommunications Co.	31,800	313,866
SureWest Communications	18,800	272,224
Towerstream Corp. (c)*	56,700	162,162
USA Mobility, Inc.	29,600	418,840
Vonage Holdings Corp. *	185,700	469,821

		11,927,511

Transportation 2.4%
Air Transport Services Group, Inc. *	72,100	433,321
Alaska Air Group, Inc. *	48,000	3,654,240
Allegiant Travel Co. *	19,800	1,088,406
AMERCO	11,504	1,112,667
Arkansas Best Corp.	34,072	617,385
Atlas Air Worldwide Holdings, Inc. *	35,200	1,676,752
Avis Budget Group, Inc. *	140,600	2,017,610
Baltic Trading Ltd	21,800	92,214
Celadon Group, Inc.	26,900	402,155
Covenant Transport Group, Inc., Class A *	15,000	49,500
Dollar Thrifty Automotive Group, Inc. *	38,700	2,850,255
Eagle Bulk Shipping, Inc. (c)*	83,800	118,996
Excel Maritime Carriers Ltd. (c)*	61,200	89,964
Forward Air Corp.	39,382	1,378,370
Genco Shipping & Trading Ltd. (c)*	39,600	277,200
Genesee & Wyoming, Inc., Class A *	53,100	3,297,510
Hawaiian Holdings, Inc. *	67,500	469,800
Heartland Express, Inc.	67,500	1,000,350
Hub Group, Inc., Class A *	49,292	1,687,265
International Shipholding Corp.	7,300	166,075
JetBlue Airways Corp. *	330,100	1,957,493
Knight Transportation, Inc.	81,700	1,438,737
Marten Transport Ltd.	20,800	454,480
Old Dominion Freight Line, Inc. *	63,583	2,709,907
Pacer International, Inc. *	46,900	283,276
Park-Ohio Holdings Corp. *	11,200	222,768
Patriot Transportation Holding, Inc. *	2,000	41,100
Quality Distribution, Inc. *	20,000	245,600
RailAmerica, Inc. *	28,600	427,284
Republic Airways Holdings, Inc. *	64,600	355,946
Roadrunner Transportation Systems, Inc. *	12,200	183,488
Saia, Inc. *	21,300	320,778
SkyWest, Inc.	70,812	906,394
Spirit Airlines, Inc. *	20,900	350,911
Swift Transportation Co. *	106,100	1,223,333
Ultrapetrol Bahamas Ltd. (c)*	28,600	76,648
Universal Truckload Services, Inc.	7,300	129,794
US Airways Group, Inc. *	217,000	1,831,480
Werner Enterprises, Inc.	58,743	1,534,954
Wesco Aircraft Holdings, Inc. *	28,100	393,119
Zipcar, Inc. (c)*	13,700	217,282

		37,784,807

Utilities 3.4%
Allete, Inc.	42,690	1,769,501
American States Water Co.	25,000	904,250
Artesian Resources Corp., Class A	8,700	164,430
Atlantic Power Corp. (c)	129,400	1,919,002
Avista Corp.	77,212	1,956,552
Black Hills Corp.	52,798	1,782,460
Cadiz, Inc. *	16,200	161,028
California Water Service Group	55,974	1,032,720
Central Vermont Public Service Corp.	17,900	629,543
CH Energy Group, Inc.	20,797	1,182,933
Chesapeake Utilities Corp.	12,800	550,656
Cleco Corp.	81,700	3,248,392
Connecticut Water Service, Inc.	11,500	349,370
Consolidated Water Co., Ltd.	19,500	151,905
Dynegy, Inc. *	137,900	256,494
El Paso Electric Co.	56,416	1,963,277
Genie Energy Ltd., Class B	18,600	194,556
IDACORP, Inc.	66,400	2,798,760
MGE Energy, Inc.	30,960	1,388,866
Middlesex Water Co.	20,900	394,801
New Jersey Resources Corp.	55,400	2,643,688
Northwest Natural Gas Co.	35,695	1,697,297
NorthWestern Corp.	48,612	1,708,226
Ormat Technologies, Inc.	24,000	390,000
Otter Tail Corp.	48,309	1,067,146
Piedmont Natural Gas Co., Inc.	96,200	3,166,904
PNM Resources, Inc.	116,100	2,067,741
Portland General Electric Co.	100,900	2,516,446
SJW Corp.	20,700	490,383
South Jersey Industries, Inc.	40,160	2,203,981
Southwest Gas Corp.	61,396	2,566,353
The Empire District Electric Co.	56,000	1,166,480
The Laclede Group, Inc.	29,977	1,248,842
The York Water Co.	17,000	302,600
UIL Holdings Corp.	67,710	2,341,412
Unisource Energy Corp.	49,117	1,830,099
Unitil Corp.	14,600	403,398
WGL Holdings, Inc.	68,600	2,925,790

		53,536,282

Total Common Stock
(Cost $1,305,464,158)		1,568,023,948

Rights 0.0% of net assets

Food, Beverage & Tobacco 0.0%
Pilgrims Pride Corp. (a)(b)*	67,800	12,362

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		12,362

Warrants 0.0% of net assets

Magnum Hunter Resources Corp. (a)(b)*	19,700	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.5% of net assets

Time Deposit 0.4%
Bank of America
0.03%, 02/01/12	6,377,359	6,377,359

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
(0.01)%, 03/15/12 (d)(e)	800,000	800,005

Total Short-Term Investments
(Cost $7,177,364)		7,177,364

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 4.9% of net assets

Wells Fargo Advantage Government Money Market Fund	77,869,002	77,869,002

Total Collateral Invested for Securities on Loan
(Cost $77,869,002)		77,869,002

End of Collateral Invested for Securities on Loan.

At 01/31/12 tax basis cost of the fund’s investments was $1,317,185,650 and the unrealized appreciation and depreciation were $361,742,858 and ($103,714,834), respectively, with a net unrealized appreciation of $258,028,024.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $12,362 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/16/12	15	1,186,800	844

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,568,023,948	$—	$—	$1,568,023,948
Warrants(a)	—	—	—	—
Rights(a)	—	—	12,362	12,362
Short-Term Investments(a)	—	7,177,364	—	7,177,364

Total	$1,568,023,948	$7,177,364	$12,362	$1,575,213,674

Other Financial Instruments
Collateral Invested for Securities on Loan	$77,869,002	$—	$—	$77,869,002
Futures Contracts*	844	—	—	844

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$127,375	($3,526,188)	$3,494,645	$—	($95,832)	$—	$—	$—
Rights	—	—	12,362	—	—	—	—	12,362

Total	$127,375	($3,526,188)	$3,507,007	$—	($95,832)	$—	$—	$12,362

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46818JAN12

20

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	1,431,591,685	1,832,062,787
0.0%		Rights	—	1,641
0.0%		Warrants	—	—
1.1%		Short-Term Investments	19,778,963	19,778,963

99.8%		Total Investments	1,451,370,648	1,851,843,391
0.5%		Collateral Invested for Securities on Loan	8,880,513	8,880,513
(0	.3)%	Other Assets and Liabilities, Net		(5,642,933)

100.0%		Net Assets		1,855,080,971

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	8,300	100,098
BorgWarner, Inc. *	13,800	1,029,894
Cooper Tire & Rubber Co.	8,900	134,034
Dana Holding Corp. *	16,500	245,025
Dorman Products, Inc. *	1,500	65,115
Drew Industries, Inc. *	2,400	62,328
Exide Technologies *	15,500	51,150
Federal-Mogul Corp. *	9,200	152,628
Ford Motor Co.	477,736	5,933,481
General Motors Co. *	74,000	1,777,480
Gentex Corp.	18,000	483,660
Harley-Davidson, Inc.	28,500	1,259,415
Johnson Controls, Inc.	85,500	2,716,335
Lear Corp.	14,000	586,600
Modine Manufacturing Co. *	8,000	87,520
Standard Motor Products, Inc.	7,500	155,175
Stoneridge, Inc. *	8,200	76,834
Strattec Security Corp.	1,500	31,575
Tenneco, Inc. *	7,480	240,108
Tesla Motors, Inc. (d)*	7,500	218,025
The Goodyear Tire & Rubber Co. *	29,000	377,000
Thor Industries, Inc.	4,500	137,970
TRW Automotive Holdings Corp. *	12,800	480,256
Visteon Corp. *	5,000	240,000
Winnebago Industries, Inc. *	5,100	46,614

		16,688,320

Banks 3.2%
1st Source Corp.	5,528	138,421
Ameris Bancorp *	1,848	19,811
Arrow Financial Corp.	1,180	30,975
Associated Banc-Corp.	21,500	267,890
Astoria Financial Corp.	11,300	94,129
BancFirst Corp.	2,300	92,368
BancorpSouth, Inc.	7,612	85,483
BancTrust Financial Group, Inc. *	2,100	2,688
Bank Mutual Corp.	6,168	24,734
Bank of Hawaii Corp.	6,500	297,180
Bank of the Ozarks, Inc.	5,600	156,744
BankUnited, Inc.	6,000	137,460
Banner Corp.	3,171	62,278
BB&T Corp.	86,458	2,350,793
BBCN Bancorp, Inc. *	7,000	70,840
Beneficial Mutual Bancorp, Inc. *	7,500	66,375
Berkshire Bancorp, Inc. *	3,600	26,460
Berkshire Hills Bancorp, Inc.	1,400	31,668
BOK Financial Corp.	7,540	419,978
Boston Private Financial Holdings, Inc.	12,129	99,943
Brookline Bancorp, Inc.	8,405	77,914
Bryn Mawr Bank Corp.	3,400	68,374
Camco Financial Corp. *	700	987
Camden National Corp.	700	24,080
Capital City Bank Group, Inc. (d)	4,375	38,281
CapitalSource, Inc.	32,900	227,339
Capitol Federal Financial, Inc.	18,963	219,023
Cathay General Bancorp	9,200	144,808
Central Pacific Financial Corp. *	5,169	70,453
Century Bancorp, Inc., Class A	800	22,704
Chemical Financial Corp.	5,383	121,817
CIT Group, Inc. *	25,000	953,500
Citizens South Banking Corp.	1,050	4,095
City Holding Co.	4,800	170,592
City National Corp.	6,100	279,868
Columbia Banking System, Inc.	4,951	103,971
Comerica, Inc.	26,159	723,820
Commerce Bancshares, Inc.	17,861	693,364
Community Bank System, Inc.	4,400	120,384
Community Trust Bancorp, Inc.	2,487	76,624
Cullen/Frost Bankers, Inc.	6,300	350,721
CVB Financial Corp.	10,311	108,575
Dime Community Bancshares	6,875	94,737
East West Bancorp, Inc.	19,600	430,416
F.N.B. Corp.	15,661	183,547
Fifth Third Bancorp	113,714	1,479,419
First BanCorp Puerto Rico (d)*	479	1,772
First Busey Corp.	14,300	71,643
First Citizens BancShares, Inc., Class A	900	158,778
First Commonwealth Financial Corp.	13,504	74,812
First Financial Bancorp	10,339	179,692
First Financial Bankshares, Inc. (d)	6,000	204,480
First Financial Corp.	2,600	91,052
First Financial Holdings, Inc.	3,900	37,869

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Horizon National Corp.	29,316	255,929
First M&F Corp.	2,000	6,500
First Merchants Corp.	9,041	89,054
First Midwest Bancorp, Inc.	9,125	99,280
First Niagara Financial Group, Inc.	37,165	355,669
First Republic Bank *	9,000	269,820
First United Corp. (d)*	2,200	7,656
FirstMerit Corp.	13,406	210,340
Flagstar Bancorp, Inc. *	54,100	37,329
Flushing Financial Corp.	6,800	89,148
Fulton Financial Corp.	28,262	262,554
Glacier Bancorp, Inc.	7,697	107,527
Great Southern Bancorp, Inc.	3,400	82,620
Hancock Holding Co.	9,144	303,581
Hawthorn Bancshares, Inc.	843	5,496
Heritage Financial Corp.	3,735	52,402
Home Bancshares, Inc.	3,300	85,998
Hudson City Bancorp, Inc.	59,231	398,625
Huntington Bancshares, Inc.	114,599	654,360
IBERIABANK Corp.	3,875	202,585
Independent Bank Corp.	3,000	83,220
Independent Bank Corp., Michigan (d)*	431	733
Indiana Community Bancorp	800	16,640
International Bancshares Corp.	7,784	149,608
Investors Bancorp, Inc. *	9,600	141,696
Kearny Financial Corp.	6,500	59,995
KeyCorp	116,790	907,458
Lakeland Financial Corp.	3,700	93,758
M&T Bank Corp.	15,949	1,271,773
MainSource Financial Group, Inc.	3,235	30,377
MB Financial, Inc.	5,133	93,164
Merchants Bancshares, Inc.	1,450	41,252
MGIC Investment Corp. *	21,800	82,622
MutualFirst Financial, Inc.	2,000	18,000
National Penn Bancshares, Inc.	13,175	114,491
NBT Bancorp, Inc.	4,400	99,000
New York Community Bancorp, Inc.	58,085	737,099
North Valley Bancorp *	300	3,006
Northrim BanCorp, Inc.	4,281	86,005
Northwest Bancshares, Inc.	11,250	138,600
OceanFirst Financial Corp.	5,050	68,427
Ocwen Financial Corp. *	12,420	178,724
Old National Bancorp	15,244	179,422
Oriental Financial Group, Inc.	8,163	93,385
Oritani Financial Corp.	13,200	171,204
Pacific Capital Bancorp *	3,117	86,964
PacWest Bancorp	6,000	127,620
Park National Corp. (d)	2,845	196,959
People’s United Financial, Inc.	44,187	544,826
Peoples Financial Corp.	3,000	35,640
Pinnacle Financial Partners, Inc. *	6,475	109,039
PNC Financial Services Group, Inc.	65,532	3,861,145
Popular, Inc. *	125,200	196,564
Premier Financial Bancorp, Inc. *	245	1,409
PrivateBancorp, Inc.	8,000	113,120
Prosperity Bancshares, Inc.	6,400	265,664
Provident Financial Holdings, Inc.	2,750	25,877
Provident Financial Services, Inc.	5,217	72,203
Radian Group, Inc. (d)	24,500	67,375
Regions Financial Corp.	153,962	803,682
Renasant Corp.	4,125	65,092
Republic Bancorp, Inc., Class A	6,521	165,699
Roma Financial Corp.	4,000	41,280
S&T Bancorp, Inc.	4,400	95,524
S.Y. Bancorp, Inc.	1,470	32,237
Sandy Spring Bancorp, Inc.	5,900	107,734
SCBT Financial Corp.	3,000	92,790
Seacoast Banking Corp. of Florida *	1,980	3,267
Shore Bancshares, Inc.	1,250	6,825
Signature Bank *	5,000	290,750
Simmons First National Corp., Class A	4,000	110,200
Southwest Bancorp, Inc. *	3,300	27,555
StellarOne Corp.	6,000	73,680
Sterling Bancorp	1,918	18,317
Sterling Financial Corp. *	5,000	91,800
Suffolk Bancorp *	2,400	29,184
Sun Bancorp, Inc. *	6,218	18,157
SunTrust Banks, Inc.	68,342	1,405,795
Susquehanna Bancshares, Inc.	19,468	177,938
SVB Financial Group *	5,200	301,808
Synovus Financial Corp.	87,200	151,728
TCF Financial Corp.	19,100	191,764
Texas Capital Bancshares, Inc. *	4,000	126,880
TF Financial Corp.	735	16,644
TFS Financial Corp. *	19,500	175,500
The First of Long Island Corp.	4,000	106,360
Timberland Bancorp, Inc. *	2,000	8,000
Tompkins Financial Corp.	4,024	162,731
Tree.com, Inc. *	1,044	6,128
TriCo Bancshares	1,900	28,386
Trustco Bank Corp. NY	10,357	57,896
Trustmark Corp.	8,300	195,631
U.S. Bancorp	240,531	6,787,785
UMB Financial Corp.	3,574	137,885
Umpqua Holdings Corp.	12,343	150,214
Union First Market Bankshares Corp.	7,050	96,867
United Bankshares, Inc.	7,400	206,534
United Community Banks, Inc. *	8,378	63,589
Valley National Bancorp	24,326	289,966
Washington Federal, Inc.	11,942	188,206
Washington Trust Bancorp, Inc.	2,500	61,725
Webster Financial Corp.	8,663	183,656
Wells Fargo & Co.	626,306	18,294,398
WesBanco, Inc.	4,456	88,942
West Coast Bancorp *	3,916	62,578
Westamerica Bancorp	5,200	241,540
Western Alliance Bancorp *	9,500	75,905
Wintrust Financial Corp.	5,800	177,770
WSFS Financial Corp.	2,000	77,820
Zions Bancorp	22,725	382,689

		58,981,297

Capital Goods 8.3%
3M Co.	80,000	6,936,800
A.O. Smith Corp.	4,950	210,276
AAON, Inc.	9,169	185,672
AAR Corp.	5,000	105,950

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aceto Corp.	5,000	36,700
Actuant Corp., Class A	8,680	220,038
Acuity Brands, Inc.	5,200	302,796
Aecom Technology Corp. *	14,000	320,460
Aegion Corp. *	4,300	73,401
Aerosonic Corp. *	300	1,014
AGCO Corp. *	12,762	649,969
Aircastle Ltd.	5,500	77,550
Alamo Group, Inc.	2,500	72,750
Albany International Corp., Class A	3,918	94,110
Alliant Techsystems, Inc.	4,437	263,602
American Science & Engineering, Inc.	500	35,750
American Superconductor Corp. (d)*	5,200	26,260
American Woodmark Corp.	4,000	56,880
AMETEK, Inc.	18,950	890,650
Ampco-Pittsburgh Corp.	2,800	60,060
Apogee Enterprises, Inc.	1,200	16,500
Applied Industrial Technologies, Inc.	6,525	251,734
Armstrong World Industries, Inc. *	3,500	163,450
Astronics Corp. *	3,438	114,520
Barnes Group, Inc.	6,600	166,914
BE Aerospace, Inc. *	13,200	557,040
Beacon Roofing Supply, Inc. *	5,000	114,300
Belden, Inc.	6,900	270,549
Blount International, Inc. *	4,200	68,964
Brady Corp., Class A	6,400	207,168
Breeze-Eastern Corp. *	500	4,293
Briggs & Stratton Corp.	6,500	101,465
Carlisle Cos., Inc.	6,200	295,926
Cascade Corp.	4,400	250,008
Caterpillar, Inc.	74,100	8,085,792
Ceradyne, Inc. *	2,500	82,725
Chart Industries, Inc. *	3,000	167,280
CIRCOR International, Inc.	3,750	142,162
CLARCOR, Inc.	6,400	329,024
Coleman Cable, Inc. *	1,500	16,095
Columbus McKinnon Corp. *	2,400	38,280
Cooper Industries plc	19,000	1,123,280
Crane Co.	5,000	240,000
Cubic Corp.	2,000	92,480
Cummins, Inc.	22,000	2,288,000
Curtiss-Wright Corp.	6,600	246,576
Danaher Corp.	68,000	3,570,680
Deere & Co.	51,000	4,393,650
DigitalGlobe, Inc. *	3,500	54,915
Donaldson Co., Inc.	9,000	650,700
Dover Corp.	23,700	1,502,817
Ducommun, Inc.	3,200	46,240
Dycom Industries, Inc. *	5,300	113,261
Eaton Corp.	41,800	2,049,454
EMCOR Group, Inc.	7,800	224,874
Emerson Electric Co.	94,000	4,829,720
EnerSys *	7,500	217,350
EnPro Industries, Inc. *	3,000	105,930
ESCO Technologies, Inc.	2,800	84,196
Esterline Technologies Corp. *	2,400	146,760
Exelis, Inc.	23,400	233,766
Fastenal Co.	38,400	1,792,512
Federal Signal Corp. *	5,300	22,419
Flow International Corp. *	900	3,393
Flowserve Corp.	6,900	760,173
Fluor Corp.	23,200	1,304,768
Fortune Brands Home & Security, Inc. *	19,000	352,830
Foster Wheeler AG *	22,000	494,120
Franklin Electric Co., Inc.	1,300	65,078
FreightCar America, Inc. *	2,500	54,275
FuelCell Energy, Inc. *	1,200	1,176
Furmanite Corp. *	1,400	10,794
Gardner Denver, Inc.	6,400	477,440
GATX Corp.	10,000	429,400
GenCorp, Inc. *	2,500	13,725
General Cable Corp. *	6,700	206,762
General Dynamics Corp.	38,400	2,655,744
General Electric Co.	1,325,666	24,803,211
GeoEye, Inc. *	6,000	131,460
Gibraltar Industries, Inc. *	2,500	39,175
Goodrich Corp.	16,404	2,046,399
Graco, Inc.	7,012	322,412
GrafTech International Ltd. *	16,600	272,572
Granite Construction, Inc.	4,850	129,156
Griffon Corp.	5,500	54,835
Hardinge, Inc.	4,800	51,024
Harsco Corp.	9,200	204,516
HEICO Corp., Class A	3,571	137,662
Hexcel Corp. *	13,000	325,910
Honeywell International, Inc.	87,562	5,082,098
Hubbell, Inc., Class B	6,800	489,328
Huntington Ingalls Industries, Inc. *	5,172	194,881
IDEX Corp.	10,225	414,317
II-VI, Inc. *	7,600	174,876
Illinois Tool Works, Inc.	51,700	2,741,651
Ingersoll-Rand plc	41,000	1,432,540
Integrated Electrical Services, Inc. *	5,105	12,405
Interline Brands, Inc. *	4,000	68,040
ITT Corp.	11,700	254,358
Jacobs Engineering Group, Inc. *	16,600	743,016
John Bean Technologies Corp.	4,983	81,771
Joy Global, Inc.	16,350	1,482,781
Kadant, Inc. *	3,001	72,804
Kaman Corp.	3,000	93,510
Kaydon Corp.	3,300	112,596
KBR, Inc.	19,000	610,660
Kennametal, Inc.	10,000	431,100
Kratos Defense & Security Solutions, Inc. *	3,180	21,592
L-3 Communications Holdings, Inc.	15,100	1,068,174
Lawson Products, Inc.	3,000	50,370
Lennox International, Inc.	4,771	172,710
Lincoln Electric Holdings, Inc.	11,800	506,810
Lockheed Martin Corp.	36,052	2,967,801
Lydall, Inc. *	5,500	51,810
Magnetek, Inc. *	1,650	22,721
Masco Corp.	43,300	522,631
MasTec, Inc. *	5,350	87,152
Meritor, Inc. *	9,900	62,172
Michael Baker Corp. *	3,000	73,470
Moog, Inc., Class A *	5,787	246,642
MSC Industrial Direct Co., Inc., Class A	4,300	326,886

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mueller Industries, Inc.	4,200	185,682
Mueller Water Products, Inc., Class A	16,139	44,221
NACCO Industries, Inc., Class A	1,300	132,860
Navistar International Corp. *	9,500	411,255
NCI Building Systems, Inc. *	580	6,792
NN, Inc. *	1,800	14,058
Nordson Corp.	8,000	362,720
Northrop Grumman Corp.	34,032	1,975,558
Omega Flex, Inc. *	700	11,207
Orbital Sciences Corp. *	7,600	110,124
Oshkosh Corp. *	11,000	267,080
Owens Corning *	14,000	472,500
PACCAR, Inc.	44,725	1,976,845
Pall Corp.	15,900	948,912
Parker Hannifin Corp.	19,500	1,573,260
Pentair, Inc.	12,500	460,250
Powell Industries, Inc. *	4,000	138,440
Precision Castparts Corp.	17,602	2,881,095
Quanex Building Products Corp.	5,625	92,419
Quanta Services, Inc. *	27,371	591,214
Raven Industries, Inc.	2,800	181,692
Raytheon Co.	44,900	2,154,751
RBC Bearings, Inc. *	3,000	135,840
Regal-Beloit Corp.	4,500	255,465
Robbins & Myers, Inc.	6,970	338,463
Rockwell Automation, Inc.	18,700	1,456,169
Rockwell Collins, Inc.	20,100	1,163,589
Roper Industries, Inc.	12,500	1,167,375
Sauer-Danfoss, Inc. *	3,800	191,520
Seaboard Corp. *	200	388,304
Simpson Manufacturing Co., Inc.	6,200	200,756
Snap-on, Inc.	7,000	395,570
Spirit AeroSystems Holdings, Inc., Class A *	14,500	329,730
SPX Corp.	8,610	599,514
Standex International Corp.	3,000	120,270
Stanley Black & Decker, Inc.	21,652	1,519,537
Taser International, Inc. *	1,700	8,092
Tecumseh Products Co., Class A *	3,200	16,064
Teledyne Technologies, Inc. *	9,657	548,131
Tennant Co.	4,200	161,616
Terex Corp. *	14,400	285,120
Textainer Group Holdings Ltd.	2,500	78,975
Textron, Inc.	35,100	894,348
The Babcock & Wilcox Co. *	15,500	385,175
The Boeing Co.	83,300	6,179,194
The Gorman-Rupp Co.	5,613	176,136
The Greenbrier Cos., Inc. *	4,100	91,225
The Manitowoc Co., Inc.	14,600	196,224
The Middleby Corp. *	5,000	480,750
The Shaw Group, Inc. *	11,500	312,110
The Timken Co.	9,600	468,768
The Toro Co.	4,100	259,899
Thomas & Betts Corp. *	7,300	521,147
Titan International, Inc.	4,125	99,578
TransDigm Group, Inc. *	6,600	689,898
Trinity Industries, Inc.	13,650	429,429
Triumph Group, Inc.	5,400	337,878
Tutor Perini Corp. *	5,000	75,950
Tyco International Ltd.	57,733	2,941,496
United Rentals, Inc. (d)*	8,900	340,336
United Technologies Corp.	100,068	7,840,328
Universal Forest Products, Inc.	2,500	79,425
URS Corp. *	10,700	440,305
USG Corp. *	7,400	95,016
Valmont Industries, Inc.	2,400	251,784
Vicor Corp.	4,200	37,506
W.W. Grainger, Inc.	7,300	1,392,402
Wabash National Corp. *	8,000	70,960
WABCO Holdings, Inc. *	8,133	421,696
Wabtec Corp.	5,828	400,908
Watsco, Inc.	3,400	234,498
Watts Water Technologies, Inc., Class A	4,000	154,200
WESCO International, Inc. *	4,800	301,824
Woodward, Inc.	8,000	335,840
Xylem, Inc.	23,400	606,294

		154,011,702

Commercial & Professional Supplies 0.9%
A.T. Cross Co., Class A *	2,900	28,768
ABM Industries, Inc.	4,900	106,330
American Reprographics Co. *	7,000	42,070
AMREP Corp. *	2,500	15,000
Asset Acceptance Capital Corp. *	2,500	11,600
ASTA Funding, Inc.	6,000	44,880
Avery Dennison Corp.	12,700	344,805
Casella Waste Systems, Inc., Class A *	6,500	44,655
CDI Corp.	3,700	55,389
Cenveo, Inc. *	7,300	24,455
Cintas Corp.	15,350	568,717
Clean Harbors, Inc. *	5,000	317,250
CompX International, Inc.	2,000	30,380
Consolidated Graphics, Inc. *	3,900	198,081
Copart, Inc. *	8,809	414,375
Corrections Corp. of America *	14,484	340,808
CoStar Group, Inc. *	3,800	215,346
Covanta Holding Corp.	14,700	210,063
CRA International, Inc. *	2,500	54,025
Deluxe Corp.	6,800	173,876
Encore Capital Group, Inc. *	2,000	47,000
EnergySolutions, Inc. *	10,500	37,380
Ennis, Inc.	4,500	74,430
Equifax, Inc.	15,595	607,737
Exponent, Inc. *	6,000	293,100
FTI Consulting, Inc. *	5,700	244,074
G&K Services, Inc., Class A	4,100	134,726
GP Strategies Corp. *	1,500	22,050
Healthcare Services Group, Inc.	12,656	236,541
Heidrick & Struggles International, Inc.	3,100	68,138
Herman Miller, Inc.	5,700	120,384
HNI Corp.	4,000	108,520
Hudson Highland Group, Inc. *	3,220	17,227
IHS, Inc., Class A *	6,600	590,568
Insperity, Inc.	2,800	78,456
Interface, Inc., Class A	5,800	77,082
Iron Mountain, Inc.	23,180	714,408
KAR Auction Services, Inc. *	6,000	88,440
Kelly Services, Inc., Class A	5,700	92,112
Kforce, Inc. *	4,905	61,018

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kimball International, Inc., Class B	9,100	55,419
Knoll, Inc.	7,000	111,720
Korn/Ferry International *	6,600	108,438
Manpower, Inc.	9,991	400,739
Mastech Holdings, Inc. *	640	2,842
McGrath Rentcorp	4,600	146,464
Mine Safety Appliances Co.	2,700	92,178
Mobile Mini, Inc. *	1,200	24,960
Multi-Color Corp.	4,625	105,959
Navigant Consulting, Inc. *	5,000	64,050
Nielsen Holdings N.V. *	8,000	231,840
NL Industries, Inc.	7,800	107,796
On Assignment, Inc. *	4,700	52,687
Pitney Bowes, Inc.	25,000	474,250
Portfolio Recovery Associates, Inc. *	2,000	129,900
Quad Graphics, Inc. (d)	2,500	29,375
R.R. Donnelley & Sons Co.	23,500	266,960
Republic Services, Inc.	39,645	1,160,806
Resources Connection, Inc.	3,700	45,954
Robert Half International, Inc.	17,000	470,730
Rollins, Inc.	15,018	321,235
Steelcase, Inc., Class A	11,500	100,165
Stericycle, Inc. *	9,400	789,788
Sykes Enterprises, Inc. *	4,026	70,576
Tetra Tech, Inc. *	12,031	278,277
The Advisory Board Co. *	1,000	76,280
The Brink’s Co.	5,600	157,864
The Corporate Executive Board Co.	3,700	145,521
The Dun & Bradstreet Corp.	5,640	467,048
The Geo Group, Inc. *	17,380	305,540
The Standard Register Co.	4,100	8,241
Towers Watson & Co., Class A	6,600	394,680
TRC Cos., Inc. *	3,350	20,803
TrueBlue, Inc. *	6,000	99,060
UniFirst Corp.	1,500	90,570
United Stationers, Inc.	5,800	187,514
Verisk Analytics, Inc., Class A *	16,000	641,120
Viad Corp.	3,625	73,334
Virco Mfg. Corp.	1,170	2,083
Waste Connections, Inc.	13,712	443,035
Waste Management, Inc.	54,100	1,880,516

		17,590,581

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	8,500	122,145
Blyth, Inc.	2,700	169,965
Brookfield Residential Properties, Inc. *	2,350	20,680
Brunswick Corp.	9,900	211,266
Callaway Golf Co.	8,100	54,270
Carter’s, Inc. *	8,000	335,360
Cavco Industries, Inc. *	410	18,663
Coach, Inc.	36,008	2,522,360
Columbia Sportswear Co.	4,350	199,448
Crocs, Inc. *	15,000	285,300
CSS Industries, Inc.	3,400	72,828
D.R. Horton, Inc.	32,104	446,888
Deckers Outdoor Corp. *	7,500	606,375
DGSE Cos., Inc. (d)*	700	5,061
Ethan Allen Interiors, Inc.	4,200	99,120
Flexsteel Industries, Inc.	600	8,514
Foamex International, Inc. (a)(c)*	2,278	—
Fossil, Inc. *	5,462	519,163
Furniture Brands International, Inc. *	4,700	7,943
Garmin Ltd. (d)	16,000	667,200
Hanesbrands, Inc. *	11,047	271,756
Harman International Industries, Inc.	8,800	371,360
Hasbro, Inc.	14,500	506,195
Helen of Troy Ltd. *	5,000	160,850
Hovnanian Enterprises, Inc., Class A (d)*	3,700	8,954
Iconix Brand Group, Inc. *	15,200	279,832
iRobot Corp. *	3,000	99,120
JAKKS Pacific, Inc.	3,000	45,840
Jarden Corp.	11,059	372,578
K-Swiss, Inc., Class A *	2,400	8,112
KB Home	7,800	70,356
Kenneth Cole Productions, Inc., Class A *	3,100	38,099
Kid Brands, Inc. *	3,000	10,290
Leggett & Platt, Inc.	19,200	412,032
Lennar Corp., Class A	12,190	261,963
Liz Claiborne, Inc. *	8,600	79,980
M.D.C. Holdings, Inc.	4,403	87,267
M/I Homes, Inc. *	1,800	20,430
Maidenform Brands, Inc. *	5,000	100,000
Marine Products Corp. *	405	2,418
Mattel, Inc.	44,800	1,388,800
Meritage Homes Corp. *	1,000	24,200
Mohawk Industries, Inc. *	6,819	417,050
Movado Group, Inc.	6,300	115,983
Nautilus, Inc. *	4,125	9,983
Newell Rubbermaid, Inc.	35,900	663,073
NIKE, Inc., Class B	46,600	4,845,934
NVR, Inc. *	600	415,950
Oxford Industries, Inc.	2,500	127,325
Perry Ellis International, Inc. *	5,500	85,470
Polaris Industries, Inc.	8,200	528,080
PulteGroup, Inc. *	38,376	285,901
PVH Corp.	8,600	663,834
Quiksilver, Inc. *	17,000	75,820
Ralph Lauren Corp.	8,000	1,216,000
Skechers U.S.A., Inc., Class A *	6,500	79,040
Skyline Corp.	2,600	16,146
Standard Pacific Corp. *	9,300	33,852
Stanley Furniture Co., Inc. *	6,875	24,131
Steven Madden Ltd. *	6,075	249,926
Sturm, Ruger & Co., Inc.	6,000	237,900
Superior Uniform Group, Inc.	1,600	19,920
Tandy Brands Accessories, Inc. *	1,000	1,040
Tempur-Pedic International, Inc. *	8,000	533,680
The Jones Group, Inc.	12,156	110,984
The Ryland Group, Inc.	6,700	121,940
The Warnaco Group, Inc. *	5,500	320,375
Toll Brothers, Inc. *	19,200	418,752
True Religion Apparel, Inc. *	3,000	108,720
Tupperware Brands Corp.	7,800	490,152
Under Armour, Inc., Class A *	2,000	159,240
Universal Electronics, Inc. *	5,200	96,200

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vera Bradley, Inc. (d)*	3,000	107,460
VF Corp.	12,500	1,643,625
Whirlpool Corp.	9,849	534,998
Wolverine World Wide, Inc.	7,800	304,902

		26,056,367

Consumer Services 2.4%
Ambassadors Group, Inc.	3,400	15,334
American Public Education, Inc. *	2,500	100,500
Ameristar Casinos, Inc.	6,400	125,184
Apollo Group, Inc., Class A *	14,550	762,565
Ascent Capital Group, Inc., Class A *	3,116	147,667
Bally Technologies, Inc. *	5,000	211,100
Biglari Holdings, Inc. *	179	70,873
BJ’s Restaurants, Inc. *	3,000	150,090
Bob Evans Farms, Inc.	4,200	148,386
Boyd Gaming Corp. *	7,800	68,406
Brinker International, Inc.	12,350	319,248
Buffalo Wild Wings, Inc. *	3,000	199,680
Career Education Corp. *	8,614	87,088
Carnival Corp.	50,000	1,510,000
CEC Entertainment, Inc.	2,025	71,219
Chipotle Mexican Grill, Inc. *	3,800	1,395,702
Choice Hotels International, Inc.	6,800	247,112
Churchill Downs, Inc.	2,900	162,255
Coinstar, Inc. (d)*	5,000	248,650
Corinthian Colleges, Inc. (d)*	9,200	27,692
CPI Corp. (d)	2,900	4,611
Cracker Barrel Old Country Store, Inc.	3,446	180,812
Darden Restaurants, Inc.	16,300	747,681
DeVry, Inc.	7,800	294,528
DineEquity, Inc. *	3,000	142,560
Domino’s Pizza, Inc. *	8,100	264,465
Dover Downs Gaming & Entertainment, Inc.	5,899	14,453
Dover Motorsports, Inc. *	1,400	1,694
Education Management Corp. *	3,700	94,461
Gaylord Entertainment Co. *	4,625	129,731
H&R Block, Inc.	36,200	592,232
Hillenbrand, Inc.	8,800	206,360
Hyatt Hotels Corp., Class A *	5,000	213,100
International Game Technology	35,600	567,108
International Speedway Corp., Class A	3,245	83,689
Interval Leisure Group, Inc. *	6,269	85,258
Isle of Capri Casinos, Inc. *	7,400	37,592
ITT Educational Services, Inc. (d)*	6,000	395,220
Jack in the Box, Inc. *	8,400	178,080
Krispy Kreme Doughnuts, Inc. *	2,100	15,393
Lakes Entertainment, Inc. *	6,800	13,872
Las Vegas Sands Corp. *	53,500	2,627,385
Learning Tree International, Inc. *	1,400	8,512
LIFE TIME FITNESS, Inc. *	5,500	270,270
Luby’s, Inc. *	2,400	12,528
Marriott International, Inc., Class A	40,808	1,405,836
Marriott Vacations Worldwide Corp. *	4,080	84,660
Matthews International Corp., Class A	2,900	95,584
McDonald’s Corp.	129,709	12,847,676
MGM Resorts International *	37,500	489,375
Monarch Casino & Resort, Inc. *	8,000	85,200
MTR Gaming Group, Inc. *	5,800	13,862
Multimedia Games Holding Co., Inc. *	5,500	41,525
O’Charley’s, Inc. *	400	2,596
Orient-Express Hotels Ltd., Class A *	8,600	72,756
P.F. Chang’s China Bistro, Inc.	3,800	123,728
Panera Bread Co., Class A *	3,800	563,350
Papa John’s International, Inc. *	3,400	131,716
Peet’s Coffee & Tea, Inc. *	1,800	109,476
Penn National Gaming, Inc. *	9,800	401,212
Pinnacle Entertainment, Inc. *	6,800	65,960
Regis Corp.	6,900	118,266
Royal Caribbean Cruises Ltd.	19,500	530,010
Ruby Tuesday, Inc. *	5,600	42,056
School Specialty, Inc. *	2,600	8,372
Scientific Games Corp., Class A *	9,500	106,305
Service Corp. International	30,100	334,110
Shuffle Master, Inc. *	2,812	35,994
Six Flags Entertainment Corp.	6,000	262,980
Sonic Corp. *	7,968	54,581
Sotheby’s	8,438	282,926
Speedway Motorsports, Inc.	4,800	76,944
Starbucks Corp.	90,900	4,356,837
Starwood Hotels & Resorts Worldwide, Inc.	24,230	1,314,235
Steiner Leisure Ltd. *	3,000	148,140
Stewart Enterprises, Inc., Class A	10,000	61,500
Strayer Education, Inc. (d)	1,000	108,800
Texas Roadhouse, Inc.	5,900	89,444
The Cheesecake Factory, Inc. *	5,887	174,137
The Wendy’s Co.	50,775	238,135
Vail Resorts, Inc.	3,800	165,718
Weight Watchers International, Inc.	6,700	510,071
WMS Industries, Inc. *	8,250	180,593
Wyndham Worldwide Corp.	21,744	864,541
Wynn Resorts Ltd.	11,000	1,267,530
Yum! Brands, Inc.	56,500	3,578,145

		44,695,228

Diversified Financials 4.9%
Advance America Cash Advance Centers, Inc.	12,500	98,375
Affiliated Managers Group, Inc. *	5,300	532,703
American Express Co.	132,650	6,651,071
Ameriprise Financial, Inc.	30,530	1,634,881
Bank of America Corp.	1,267,956	9,040,526
BGC Partners, Inc., Class A	28,300	177,158
BlackRock, Inc.	11,800	2,147,600
Calamos Asset Management, Inc., Class A	5,000	62,450
Capital One Financial Corp.	55,210	2,525,857
Cash America International, Inc.	6,500	285,090
CBOE Holdings, Inc.	3,000	76,770
Citigroup, Inc.	364,528	11,198,300
CME Group, Inc.	8,330	1,995,118
Cohen & Steers, Inc. (d)	5,400	182,358
CompuCredit Holdings Corp. *	7,277	29,435

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cowen Group, Inc., Class A *	11,889	32,100
Credit Acceptance Corp. *	2,400	202,608
DFC Global Corp. *	9,750	192,075
Discover Financial Services	66,150	1,797,957
E*TRADE Financial Corp. *	27,433	224,676
Eaton Vance Corp.	14,600	375,074
Evercore Partners, Inc., Class A	6,500	183,235
Ezcorp, Inc., Class A *	8,500	227,970
FBR & Co. *	4,000	8,760
Federated Investors, Inc., Class B (d)	9,950	169,946
Financial Engines, Inc. *	3,500	83,825
First Cash Financial Services, Inc. *	3,000	120,750
Franklin Resources, Inc.	18,900	2,005,290
GAMCO Investors, Inc., Class A	3,200	148,800
GFI Group, Inc.	9,900	45,837
Greenhill & Co., Inc.	2,500	116,400
ICG Group, Inc. *	350	3,140
Interactive Brokers Group, Inc., Class A	3,400	51,408
IntercontinentalExchange, Inc. *	8,900	1,018,872
INTL FCStone, Inc. *	737	18,926
Invesco Ltd.	48,000	1,083,360
Investment Technology Group, Inc. *	4,750	53,865
Janus Capital Group, Inc.	19,200	151,104
Jefferies Group, Inc. (d)	18,200	276,822
JPMorgan Chase & Co.	480,444	17,920,561
Knight Capital Group, Inc., Class A *	9,700	126,003
Legg Mason, Inc.	19,050	485,204
Leucadia National Corp.	24,908	691,446
LPL Investment Holdings, Inc. *	3,000	98,550
MarketAxess Holdings, Inc.	4,000	124,200
MicroFinancial, Inc.	1,900	12,445
Moody’s Corp.	26,600	990,318
Morgan Stanley	181,200	3,379,380
MSCI, Inc., Class A *	16,000	521,280
Nelnet, Inc., Class A	5,363	132,198
NewStar Financial, Inc. *	4,000	38,880
Northern Trust Corp.	28,500	1,174,485
NYSE Euronext	31,600	839,296
Penson Worldwide, Inc. (d)*	8,000	11,600
PHH Corp. *	7,186	83,286
Piper Jaffray Cos., Inc. *	3,950	87,888
Raymond James Financial, Inc.	10,350	362,250
Resource America, Inc., Class A	4,000	22,280
SEI Investments Co.	19,400	356,378
SLM Corp.	64,300	961,285
State Street Corp.	60,983	2,389,314
Stifel Financial Corp. *	4,500	162,270
SWS Group, Inc.	8,211	60,351
T. Rowe Price Group, Inc.	32,400	1,874,016
TD Ameritrade Holding Corp.	38,800	625,068
The Bank of New York Mellon Corp.	153,234	3,084,600
The Charles Schwab Corp. (b)	126,026	1,468,203
The First Marblehead Corp. *	7,500	9,450
The Goldman Sachs Group, Inc.	53,500	5,963,645
The NASDAQ OMX Group, Inc. *	17,100	423,738
Virtus Investment Partners, Inc. *	475	37,701
Waddell & Reed Financial, Inc., Class A	10,250	281,363
Walter Investment Management Corp.	5,325	99,684
Westwood Holdings Group, Inc.	4,285	170,972
World Acceptance Corp. *	5,000	318,600

		90,618,680

Energy 10.9%
Abraxas Petroleum Corp. (d)*	8,500	31,875
Adams Resources & Energy, Inc.	1,400	53,382
Alon USA Energy, Inc.	8,700	84,042
Alpha Natural Resources, Inc. *	29,330	590,120
Anadarko Petroleum Corp.	65,160	5,259,715
Apache Corp.	47,472	4,694,031
Apco Oil & Gas International, Inc.	1,800	139,032
Approach Resources, Inc. *	4,000	140,520
Arch Coal, Inc.	18,500	266,955
ATP Oil & Gas Corp. (d)*	6,600	46,464
Atwood Oceanics, Inc. *	10,800	496,584
Baker Hughes, Inc.	58,750	2,886,388
Basic Energy Services, Inc. *	6,000	108,060
Berry Petroleum Co., Class A	10,000	450,100
Bill Barrett Corp. *	3,700	102,194
Bristow Group, Inc.	6,800	333,608
Cabot Oil & Gas Corp.	22,400	714,560
Cal Dive International, Inc. *	9,000	27,090
Callon Petroleum Co. *	12,000	72,000
Cameron International Corp. *	30,047	1,598,500
CARBO Ceramics, Inc.	2,700	262,575
Carrizo Oil & Gas, Inc. *	3,000	72,870
Chesapeake Energy Corp.	82,500	1,743,225
Chevron Corp.	252,239	26,000,796
Cimarex Energy Co.	11,008	642,647
Clayton Williams Energy, Inc. *	2,500	203,475
Clean Energy Fuels Corp. (d)*	4,000	59,840
Cloud Peak Energy, Inc. *	6,500	123,175
Cobalt International Energy, Inc. *	7,000	140,280
Complete Production Services, Inc. *	9,100	306,670
Comstock Resources, Inc. *	4,500	54,180
Concho Resources, Inc. *	12,400	1,322,584
ConocoPhillips	160,723	10,962,916
CONSOL Energy, Inc.	27,600	986,424
Contango Oil & Gas Co. *	2,000	124,560
Continental Resources, Inc. *	10,000	806,800
CREDO Petroleum Corp. *	6,700	68,675
Crosstex Energy, Inc.	6,200	77,872
CVR Energy, Inc. *	9,900	246,906
Delek US Holdings, Inc.	7,000	88,130
Denbury Resources, Inc. *	48,725	918,954
Devon Energy Corp.	49,560	3,162,424
Diamond Offshore Drilling, Inc.	8,200	510,860
Dresser-Rand Group, Inc. *	9,000	461,070
Dril-Quip, Inc. *	3,100	204,507
El Paso Corp.	100,587	2,702,773
Energen Corp.	8,200	394,994
ENGlobal Corp. *	4,000	8,400
EOG Resources, Inc.	33,700	3,576,918
EQT Corp.	19,300	975,036
EXCO Resources, Inc.	22,000	172,920

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exterran Holdings, Inc. *	10,720	99,482
Exxon Mobil Corp.	605,034	50,665,547
FMC Technologies, Inc. *	29,364	1,500,794
Forest Oil Corp. *	12,450	161,850
Geomet, Inc. *	4,000	2,884
Goodrich Petroleum Corp. (d)*	3,500	60,410
Gulf Island Fabrication, Inc.	2,800	84,980
GulfMark Offshore, Inc., Class A *	4,100	187,452
Gulfport Energy Corp. *	5,000	164,350
Halliburton Co.	115,200	4,237,056
Harvest Natural Resources, Inc. (d)*	6,000	41,280
Helix Energy Solutions Group, Inc. *	11,564	190,228
Helmerich & Payne, Inc.	12,600	777,546
Hercules Offshore, Inc. *	12,900	57,921
Hess Corp.	41,700	2,347,710
HollyFrontier Corp.	29,854	875,916
Hornbeck Offshore Services, Inc. *	5,000	163,450
Houston American Energy Corp. (d)*	4,000	49,400
ION Geophysical Corp. *	13,900	103,277
James River Coal Co. (d)*	5,500	34,595
Key Energy Services, Inc. *	22,300	322,904
Kinder Morgan, Inc. (d)	11,500	373,405
Kodiak Oil & Gas Corp. *	24,000	217,680
Lufkin Industries, Inc.	7,000	526,540
Magnum Hunter Resources Corp. (d)*	15,839	93,292
Marathon Oil Corp.	86,808	2,724,903
Marathon Petroleum Corp.	43,404	1,658,901
Matrix Service Co. *	8,000	93,120
McDermott International, Inc. *	28,000	340,480
McMoRan Exploration Co. *	22,500	263,925
Murphy Oil Corp.	24,500	1,460,200
Nabors Industries Ltd. *	34,634	644,885
National Oilwell Varco, Inc.	52,122	3,855,986
Natural Gas Services Group *	7,500	103,425
Newfield Exploration Co. *	17,100	646,551
Newpark Resources, Inc. *	11,500	93,610
Noble Corp. *	29,500	1,027,780
Noble Energy, Inc.	21,718	2,186,351
Occidental Petroleum Corp.	100,820	10,058,811
Oceaneering International, Inc.	13,400	651,106
Oil States International, Inc. *	6,600	525,954
Overseas Shipholding Group, Inc. (d)	3,700	47,027
OYO Geospace Corp. *	500	44,005
Panhandle Oil & Gas, Inc., Class A	2,000	57,480
Parker Drilling Co. *	18,300	118,950
Patriot Coal Corp. *	9,700	73,720
Patterson-UTI Energy, Inc.	18,200	343,434
Peabody Energy Corp.	34,700	1,182,923
Penn Virginia Corp.	5,000	23,150
Petroleum Development Corp. *	4,000	124,520
PetroQuest Energy, Inc. *	7,200	46,224
PHI, Inc. - Non Voting Shares *	4,000	105,440
Pioneer Drilling Co. *	9,200	82,064
Pioneer Natural Resources Co.	13,133	1,304,107
Plains Exploration & Production Co. *	18,765	707,816
QEP Resources, Inc.	22,200	635,808
Quicksilver Resources, Inc. *	14,900	74,649
Range Resources Corp.	20,600	1,184,912
Resolute Energy Corp. *	5,000	56,250
REX American Resources Corp. *	4,875	125,288
Rex Energy Corp. *	8,000	75,680
Rosetta Resources, Inc. *	6,600	316,734
Rowan Cos., Inc. *	14,400	489,744
RPC, Inc.	17,212	262,483
SandRidge Energy, Inc. *	41,331	321,555
Schlumberger Ltd.	170,260	12,798,444
SEACOR Holdings, Inc. *	1,250	114,413
SemGroup Corp., Class A *	6,000	158,820
Ship Finance International Ltd. (d)	6,100	68,503
SM Energy Co.	7,400	537,092
Southern Union Co.	15,874	688,455
Southwestern Energy Co. *	42,000	1,307,880
Spectra Energy Corp.	80,678	2,540,550
Stone Energy Corp. *	7,383	207,093
Sunoco, Inc.	17,000	652,120
Superior Energy Services, Inc. *	9,900	282,249
Swift Energy Co. *	5,500	182,325
Targa Resources Corp.	4,000	165,760
Teekay Corp.	6,000	164,520
Tesoro Corp. *	17,600	440,528
TETRA Technologies, Inc. *	8,300	77,522
The Williams Cos., Inc.	73,360	2,114,235
Tidewater, Inc.	7,700	414,645
Ultra Petroleum Corp. *	13,000	312,390
Union Drilling, Inc. *	2,500	16,075
Unit Corp. *	7,400	334,850
USEC, Inc. (d)*	14,300	27,313
VAALCO Energy, Inc. *	9,000	55,980
Valero Energy Corp.	70,980	1,702,810
Verenium Corp. (d)*	91	244
W&T Offshore, Inc.	7,500	162,075
Warren Resources, Inc. *	12,000	42,720
Weatherford International Ltd. *	90,000	1,506,600
Western Refining, Inc.	5,600	92,568
Westmoreland Coal Co. *	6,500	78,650
Whiting Petroleum Corp. *	13,600	681,224
World Fuel Services Corp.	8,200	372,116
WPX Energy, Inc. *	24,453	402,985

		201,662,330

Food & Staples Retailing 2.0%
Arden Group, Inc., Class A	600	53,994
Casey’s General Stores, Inc.	5,100	259,794
Costco Wholesale Corp.	53,600	4,409,672
CVS Caremark Corp.	168,140	7,019,845
Ingles Markets, Inc., Class A	300	5,229
Nash Finch Co.	1,700	49,657
PriceSmart, Inc.	3,500	233,275
Rite Aid Corp. *	75,000	104,250
Ruddick Corp.	6,100	246,074
Safeway, Inc.	44,900	986,902
Spartan Stores, Inc.	500	9,370
SUPERVALU, Inc. (d)	24,332	168,134
Sysco Corp.	71,136	2,141,905
The Andersons, Inc.	1,000	40,550
The Fresh Market, Inc. *	4,000	172,240
The Kroger Co.	71,800	1,705,968

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Pantry, Inc. *	1,000	12,040
United Natural Foods, Inc. *	5,600	246,680
Wal-Mart Stores, Inc.	224,100	13,750,776
Walgreen Co.	115,400	3,849,744
Weis Markets, Inc.	1,700	71,859
Whole Foods Market, Inc.	19,400	1,436,182
Winn-Dixie Stores, Inc. *	5,000	47,250

		37,021,390

Food, Beverage & Tobacco 5.3%
Alico, Inc.	500	11,570
Alliance One International, Inc. *	16,800	48,888
Altria Group, Inc.	257,300	7,307,320
Archer-Daniels-Midland Co.	71,458	2,045,842
B&G Foods, Inc.	6,000	135,960
Beam, Inc.	19,000	993,890
Bridgford Foods Corp. *	300	3,348
Brown-Forman Corp., Class B	12,390	1,006,192
Bunge Ltd.	18,000	1,030,860
Campbell Soup Co.	23,400	741,780
Chiquita Brands International, Inc. *	6,200	54,498
Coca-Cola Bottling Co. Consolidated	3,400	207,230
Coca-Cola Enterprises, Inc.	41,000	1,098,390
ConAgra Foods, Inc.	54,293	1,447,994
Constellation Brands, Inc., Class A *	24,100	503,690
Corn Products International, Inc.	11,800	654,782
Darling International, Inc. *	12,500	191,000
Dean Foods Co. *	27,113	291,736
Diamond Foods, Inc. (d)	3,000	109,020
Dole Food Co., Inc. *	6,000	57,600
Dr Pepper Snapple Group, Inc.	31,500	1,222,830
Flowers Foods, Inc.	10,737	207,761
Fresh Del Monte Produce, Inc.	4,200	102,816
General Mills, Inc.	75,100	2,991,233
Green Mountain Coffee Roasters, Inc. *	15,150	808,101
Griffin Land & Nurseries, Inc.	300	8,007
H.J. Heinz Co.	39,900	2,068,815
Hormel Foods Corp.	23,000	661,940
J & J Snack Foods Corp.	5,693	290,514
John B. Sanfilippo & Son, Inc. *	5,000	49,350
Kellogg Co.	29,400	1,455,888
Kraft Foods, Inc., Class A	206,013	7,890,298
Lancaster Colony Corp.	3,400	236,266
Lorillard, Inc.	18,048	1,938,175
McCormick & Co., Inc. - Non Voting Shares	20,300	1,025,962
Mead Johnson Nutrition Co.	24,500	1,815,205
Molson Coors Brewing Co., Class B	23,000	986,470
Monster Beverage Corp. *	10,000	1,045,100
National Beverage Corp. *	4,500	75,285
PepsiCo, Inc.	195,858	12,861,995
Philip Morris International, Inc.	220,300	16,471,831
Pilgrim’s Pride Corp. *	9,000	48,420
Primo Water Corp. *	1,000	2,930
Ralcorp Holdings, Inc. *	6,700	585,915
Reynolds American, Inc.	42,328	1,660,527
Rocky Mountain Chocolate Factory, Inc.	3,427	29,678
Sanderson Farms, Inc.	1,750	89,145
Sara Lee Corp.	72,378	1,386,039
Smithfield Foods, Inc. *	19,800	442,134
Snyders-Lance, Inc.	2,900	66,671
The Boston Beer Co., Inc., Class A (d)*	2,500	250,125
The Coca-Cola Co.	262,700	17,740,131
The Hain Celestial Group, Inc. *	4,406	170,027
The Hershey Co.	19,400	1,184,952
The JM Smucker Co.	15,246	1,201,080
Tootsie Roll Industries, Inc.	2,769	67,121
TreeHouse Foods, Inc. *	3,722	210,442
Tyson Foods, Inc., Class A	36,340	677,378
Universal Corp.	4,800	215,424
Vector Group Ltd.	4,762	82,906

		98,266,477

Health Care Equipment & Services 4.3%
ABIOMED, Inc. *	3,800	70,338
Accretive Health, Inc. (d)*	3,700	99,271
Aetna, Inc.	49,200	2,150,040
Alere, Inc. *	9,441	228,000
Align Technology, Inc. *	8,700	204,972
Alliance HealthCare Services, Inc. *	1,800	2,052
Allscripts Healthcare Solutions, Inc. *	23,460	448,555
Amedisys, Inc. *	3,334	35,007
American Dental Partners, Inc. *	3,000	56,910
AMERIGROUP Corp. *	7,300	496,473
AmerisourceBergen Corp.	33,796	1,317,030
AMN Healthcare Services, Inc. *	7,110	36,190
AmSurg Corp. *	4,300	110,725
Analogic Corp.	1,400	79,422
ArthroCare Corp. *	3,000	92,730
Assisted Living Concepts, Inc., Class A	4,000	62,720
athenahealth, Inc. *	4,000	232,720
Baxter International, Inc.	73,418	4,073,231
Becton, Dickinson & Co.	26,300	2,062,183
BioScrip, Inc. *	2,172	11,751
Boston Scientific Corp. *	184,568	1,100,025
Brookdale Senior Living, Inc. *	11,300	198,880
C.R. Bard, Inc.	11,300	1,045,476
Cantel Medical Corp.	3,571	112,736
Cardinal Health, Inc.	42,260	1,818,448
CareFusion Corp. *	27,080	648,566
Catalyst Health Solutions, Inc. *	4,900	268,324
Centene Corp. *	7,000	316,400
Cerner Corp. *	16,800	1,022,952
Chemed Corp.	3,900	218,946
Chindex International, Inc. *	3,300	29,898
Cigna Corp.	34,400	1,542,152
Community Health Systems, Inc. *	12,100	226,270
CONMED Corp. *	4,200	123,480
CorVel Corp. *	2,850	138,738
Coventry Health Care, Inc. *	23,937	719,786
Covidien plc	63,500	3,270,250
Cross Country Healthcare, Inc. *	7,100	43,807

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CryoLife, Inc. *	4,250	22,695
Cyberonics, Inc. *	4,200	136,500
DaVita, Inc. *	14,250	1,165,792
DENTSPLY International, Inc.	18,100	683,094
DexCom, Inc. *	8,600	94,342
Edwards Lifesciences Corp. *	13,800	1,140,846
Emeritus Corp. *	3,400	59,364
Ensign Group, Inc.	3,000	79,530
Express Scripts, Inc. *	56,400	2,885,424
Five Star Quality Care, Inc. *	3,635	13,195
Gen-Probe, Inc. *	6,400	428,352
Gentiva Health Services, Inc. *	3,250	23,595
Greatbatch, Inc. *	4,100	96,022
Haemonetics Corp. *	3,700	240,352
Hanger Orthopedic Group, Inc. *	5,400	105,786
HCA Holdings, Inc. *	26,500	647,660
Health Management Associates, Inc., Class A *	27,900	178,839
Health Net, Inc. *	11,100	418,914
HealthSouth Corp. *	20,000	385,800
HealthStream, Inc. *	1,500	27,870
Healthways, Inc. *	3,100	23,436
Henry Schein, Inc. *	10,600	751,434
Hill-Rom Holdings, Inc.	7,800	257,478
HMS Holdings Corp. *	10,000	330,100
Hologic, Inc. *	32,512	662,920
Humana, Inc.	20,900	1,860,518
ICU Medical, Inc. *	3,550	164,969
IDEXX Laboratories, Inc. *	8,000	676,720
Insulet Corp. *	4,500	87,615
Integra LifeSciences Holdings *	3,100	91,512
Intuitive Surgical, Inc. *	5,050	2,322,545
Invacare Corp.	4,000	68,320
IPC The Hospitalist Co. *	2,000	67,380
Kindred Healthcare, Inc. *	6,508	79,853
Laboratory Corp. of America Holdings *	12,800	1,169,792
Landauer, Inc.	1,100	62,502
LCA-Vision, Inc. *	2,500	12,700
LeMaitre Vascular, Inc.	2,000	11,580
LifePoint Hospitals, Inc. *	6,707	269,554
Lincare Holdings, Inc.	12,650	324,979
Magellan Health Services, Inc. *	3,007	146,802
MAKO Surgical Corp. (d)*	5,000	178,900
Masimo Corp. *	5,500	117,700
McKesson Corp.	30,500	2,492,460
MedAssets, Inc. *	6,000	63,360
MedCath Corp.	4,500	32,625
Medco Health Solutions, Inc. *	51,066	3,167,113
Medical Action Industries, Inc. *	6,250	33,125
MEDNAX, Inc. *	6,000	427,320
Medtronic, Inc.	134,874	5,202,090
Meridian Bioscience, Inc.	11,250	196,200
Merit Medical Systems, Inc. *	2,777	39,183
Molina Healthcare, Inc. *	3,750	114,788
MWI Veterinary Supply, Inc. *	3,000	235,530
National Healthcare Corp.	2,100	93,093
Neogen Corp. *	7,405	241,181
NuVasive, Inc. *	10,000	155,000
NxStage Medical, Inc. *	6,000	107,640
Omnicare, Inc.	15,000	492,450
Omnicell, Inc. *	3,000	46,440
OraSure Technologies, Inc. *	1,500	16,695
Orthofix International N.V. *	1,000	40,150
Owens & Minor, Inc.	7,500	228,075
Patterson Cos., Inc.	13,100	421,951
PDI, Inc. *	2,900	18,589
PharMerica Corp. *	3,413	42,833
Providence Service Corp. *	3,000	45,270
PSS World Medical, Inc. *	5,800	140,766
Quality Systems, Inc.	4,000	162,240
Quest Diagnostics, Inc.	19,820	1,151,146
ResMed, Inc. *	18,000	522,540
RTI Biologics, Inc. *	1,700	5,865
Sirona Dental Systems, Inc. *	7,000	338,450
SonoSite, Inc. *	2,800	150,948
St. Jude Medical, Inc.	42,300	1,764,333
STERIS Corp.	6,100	183,488
Stryker Corp.	37,100	2,056,453
Sunrise Senior Living, Inc. (d)*	6,400	45,504
Symmetry Medical, Inc. *	3,000	22,530
Teleflex, Inc.	4,300	263,117
Tenet Healthcare Corp. *	55,650	294,389
The Cooper Cos., Inc.	5,781	417,041
Thoratec Corp. *	8,636	253,898
U.S. Physical Therapy, Inc.	3,500	71,400
UnitedHealth Group, Inc.	137,080	7,099,373
Universal American Corp.	4,000	43,960
Universal Health Services, Inc., Class B	12,000	495,480
Utah Medical Products, Inc.	2,500	72,275
Varian Medical Systems, Inc. *	14,900	981,463
VCA Antech, Inc. *	9,900	221,562
Volcano Corp. *	7,500	210,375
WellCare Health Plans, Inc. *	6,200	370,512
WellPoint, Inc.	47,023	3,024,519
West Pharmaceutical Services, Inc.	4,600	186,208
Wright Medical Group, Inc. *	4,200	71,190
Young Innovations, Inc.	2,000	61,080
Zimmer Holdings, Inc. *	23,300	1,415,475
Zoll Medical Corp. *	3,000	205,740

		79,545,216

Household & Personal Products 2.0%
Avon Products, Inc.	53,500	950,695
Central Garden & Pet Co., Class A *	6,200	58,652
Church & Dwight Co., Inc.	15,900	721,383
Colgate-Palmolive Co.	58,800	5,334,336
Elizabeth Arden, Inc. *	3,500	125,895
Energizer Holdings, Inc. *	9,333	719,761
Harbinger Group, Inc. *	8,000	38,400
Herbalife Ltd.	15,600	902,928
Inter Parfums, Inc.	4,013	67,017
Kimberly-Clark Corp.	49,139	3,516,387
Medifast, Inc. (d)*	3,500	57,680
Nu Skin Enterprises, Inc., Class A	6,500	324,675
Nutraceutical International Corp. *	5,000	64,250
Oil-Dri Corp. of America	500	10,495
Orchids Paper Products Co.	2,500	47,200
Prestige Brands Holdings, Inc. *	6,500	83,460
Revlon, Inc., Class A *	3,500	55,160
Schiff Nutrition International, Inc. *	3,500	37,345

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spectrum Brands Holdings, Inc. *	2,000	57,900
The Clorox Co.	14,700	1,009,302
The Estee Lauder Cos., Inc., Class A	32,000	1,853,760
The Female Health Co.	3,500	18,025
The Procter & Gamble Co.	340,715	21,478,674
USANA Health Sciences, Inc. (d)*	3,500	121,730
WD-40 Co.	1,600	69,984

		37,725,094

Insurance 3.7%
21st Century Holding Co. *	1,500	4,800
ACE Ltd.	41,000	2,853,600
Aflac, Inc.	56,600	2,729,818
Alleghany Corp. (d)*	1,740	503,469
Allied World Assurance Co. Holdings AG	4,900	301,497
American Equity Investment Life Holding Co.	6,400	73,792
American Financial Group, Inc.	10,750	394,203
American International Group, Inc. *	25,596	642,716
American National Insurance Co.	1,300	94,705
American Safety Insurance Holdings Ltd. *	3,000	65,250
AmTrust Financial Services, Inc.	7,500	194,475
Aon Corp.	35,996	1,743,286
Arch Capital Group Ltd. *	20,700	746,235
Argo Group International Holdings Ltd.	4,556	131,258
Arthur J. Gallagher & Co.	12,800	426,752
Aspen Insurance Holdings Ltd.	9,000	239,040
Assurant, Inc.	13,500	534,600
Assured Guaranty Ltd.	20,500	317,955
Axis Capital Holdings Ltd.	15,200	467,856
Baldwin & Lyons, Inc., Class B	750	16,455
Berkshire Hathaway, Inc., Class B *	240,274	18,830,273
Brown & Brown, Inc.	14,000	318,920
Cincinnati Financial Corp.	19,450	635,626
Citizens, Inc. *	5,000	51,550
CNA Financial Corp.	16,900	465,257
CNO Financial Group, Inc. *	25,000	168,000
Crawford & Co., Class B	1,600	9,088
Delphi Financial Group, Inc., Class A	6,772	301,422
Eastern Insurance Holdings, Inc.	2,500	35,425
EMC Insurance Group, Inc.	1,200	27,084
Employers Holdings, Inc.	4,200	75,432
Endurance Specialty Holdings Ltd.	5,000	187,000
Erie Indemnity Co., Class A	5,500	421,685
Everest Re Group Ltd.	5,900	503,860
FBL Financial Group, Inc., Class A	5,090	176,827
Fidelity National Financial, Inc., Class A	27,727	504,354
First American Financial Corp.	16,800	248,976
Flagstone Reinsurance Holdings S.A.	7,500	65,475
Genworth Financial, Inc., Class A *	58,500	451,035
Greenlight Capital Re Ltd., Class A *	3,000	77,010
Harleysville Group, Inc.	1,800	101,736
Hartford Financial Services Group, Inc.	53,400	935,568
HCC Insurance Holdings, Inc.	13,950	387,252
Hilltop Holdings, Inc. *	3,726	32,155
Horace Mann Educators Corp.	4,300	67,252
Independence Holding Co.	2,700	25,677
Infinity Property & Casualty Corp.	2,500	145,700
Kemper Corp.	5,600	166,712
Lincoln National Corp.	38,426	827,696
Loews Corp.	44,645	1,665,705
Markel Corp. *	1,200	483,684
Marsh & McLennan Cos., Inc.	66,500	2,100,735
MBIA, Inc. (d)*	25,250	311,080
Mercury General Corp.	5,400	235,980
MetLife, Inc.	103,000	3,638,990
Montpelier Re Holdings Ltd.	8,100	140,697
National Financial Partners Corp. *	2,500	38,500
National Western Life Insurance Co., Class A	300	43,338
Old Republic International Corp.	30,322	299,581
OneBeacon Insurance Group Ltd., Class A	8,200	130,216
PartnerRe Ltd.	8,900	582,238
Platinum Underwriters Holdings Ltd.	4,500	154,125
Presidential Life Corp.	1,000	11,150
Primerica, Inc.	7,500	183,750
Principal Financial Group, Inc.	36,900	1,007,739
ProAssurance Corp.	3,670	299,582
Protective Life Corp.	10,500	262,605
Prudential Financial, Inc.	60,000	3,434,400
Reinsurance Group of America, Inc.	10,100	550,349
RenaissanceRe Holdings Ltd.	5,800	424,038
RLI Corp.	2,800	199,696
Safety Insurance Group, Inc.	1,000	41,910
Selective Insurance Group, Inc.	5,400	97,092
StanCorp Financial Group, Inc.	5,000	193,300
State Auto Financial Corp.	3,800	47,576
Stewart Information Services Corp.	1,400	19,110
Symetra Financial Corp.	11,500	106,030
The Allstate Corp.	60,874	1,756,215
The Chubb Corp.	37,094	2,500,507
The Hanover Insurance Group, Inc.	4,900	178,164
The Navigators Group, Inc. *	1,500	71,670
The Phoenix Cos., Inc. *	9,500	19,570
The Progressive Corp.	78,700	1,596,036
The Travelers Cos., Inc.	55,050	3,209,415
Torchmark Corp.	15,900	726,153
Tower Group, Inc.	4,000	86,360
Transatlantic Holdings, Inc.	8,437	467,832
United Fire & Casualty Co.	5,000	98,150
Unum Group	38,914	888,407
Validus Holdings Ltd.	10,920	350,204
W. R. Berkley Corp.	22,950	786,496
White Mountains Insurance Group Ltd.	400	180,496
XL Group plc	40,200	814,854

		69,159,534

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.2%
A. M. Castle & Co. *	4,000	41,480
A. Schulman, Inc.	5,300	129,850
AbitibiBowater, Inc. *	8,500	123,165
AEP Industries, Inc. *	1,900	62,776
Air Products & Chemicals, Inc.	25,700	2,262,371
Airgas, Inc.	7,500	591,975
AK Steel Holding Corp.	11,527	108,815
Albemarle Corp.	11,000	707,410
Alcoa, Inc.	131,664	1,337,706
Allegheny Technologies, Inc.	11,292	512,544
Allied Nevada Gold Corp. *	7,000	251,510
AMCOL International Corp.	3,000	85,680
AptarGroup, Inc.	6,900	361,698
Ashland, Inc.	11,523	726,640
Balchem Corp.	3,000	113,520
Ball Corp.	21,400	840,164
Bemis Co., Inc.	13,400	419,152
Boise, Inc.	9,500	72,580
Buckeye Technologies, Inc.	7,700	258,181
Cabot Corp.	13,200	477,840
Calgon Carbon Corp. *	7,000	114,380
Carpenter Technology Corp.	5,000	262,400
Celanese Corp., Series A	18,500	901,135
Century Aluminum Co. *	7,100	71,213
CF Industries Holdings, Inc.	8,900	1,578,682
Chase Corp.	200	2,660
Chemtura Corp. *	11,500	161,575
Clearwater Paper Corp. *	1,572	57,409
Cliffs Natural Resources, Inc.	16,300	1,177,675
Coeur d’Alene Mines Corp. *	11,500	318,090
Commercial Metals Co.	15,000	215,100
Compass Minerals International, Inc.	5,000	365,350
Crown Holdings, Inc. *	19,900	717,793
Cytec Industries, Inc.	6,600	329,076
Deltic Timber Corp.	3,700	252,044
Domtar Corp.	5,250	453,495
E.I. du Pont de Nemours & Co.	112,695	5,735,049
Eagle Materials, Inc.	4,143	121,846
Eastman Chemical Co.	16,200	815,184
Ecolab, Inc.	37,604	2,272,786
Ferro Corp. *	8,200	55,432
FMC Corp.	9,200	852,656
Freeport-McMoran Copper & Gold, Inc.	116,244	5,371,635
Graphic Packaging Holding Co. *	4,000	20,040
Greif, Inc., Class A	7,400	358,530
H.B. Fuller Co.	6,500	186,030
Hawkins, Inc.	1,900	75,240
Haynes International, Inc.	2,500	151,900
Headwaters, Inc. *	12,000	31,800
Hecla Mining Co.	28,500	149,910
Horsehead Holding Corp. *	4,000	43,520
Huntsman Corp.	24,500	311,885
Innophos Holdings, Inc.	6,500	324,480
International Flavors & Fragrances, Inc.	9,900	552,519
International Paper Co.	50,304	1,566,467
Intrepid Potash, Inc. *	6,500	155,285
Koppers Holdings, Inc.	2,500	94,975
Kraton Performance Polymers, Inc. *	3,500	99,540
Kronos Worldwide, Inc.	12,120	279,002
Landec Corp. *	6,500	39,195
Louisiana-Pacific Corp. *	13,800	117,576
LSB Industries, Inc. *	3,000	105,150
LyondellBasell Industries N.V., Class A	40,500	1,745,550
Martin Marietta Materials, Inc.	4,200	346,542
Materion Corp. *	4,000	117,640
MeadWestvaco Corp.	19,974	588,035
Minerals Technologies, Inc.	3,100	196,695
Mod-Pac Corp. *	500	3,210
Molycorp, Inc. (d)*	3,500	108,430
Monsanto Co.	69,290	5,685,244
Myers Industries, Inc.	8,080	107,545
Neenah Paper, Inc.	4,231	100,571
NewMarket Corp.	2,000	432,380
Newmont Mining Corp.	59,251	3,642,751
Nucor Corp.	36,500	1,623,885
Olin Corp.	10,320	229,104
OM Group, Inc. *	2,400	65,112
Omnova Solutions, Inc. *	6,400	31,744
Owens-Illinois, Inc. *	20,200	485,810
P.H. Glatfelter Co.	7,000	103,460
Packaging Corp. of America	14,000	393,960
Penford Corp. *	6,200	35,030
PolyOne Corp.	15,200	219,184
PPG Industries, Inc.	20,400	1,827,432
Praxair, Inc.	37,300	3,961,260
Reliance Steel & Aluminum Co.	8,500	452,200
Rock-Tenn Co., Class A	7,713	477,126
Rockwood Holdings, Inc. *	5,900	297,950
Royal Gold, Inc.	5,200	395,928
RPM International, Inc.	15,600	390,468
RTI International Metals, Inc. *	4,500	113,265
Schnitzer Steel Industries, Inc., Class A	1,650	71,990
Schweitzer-Mauduit International, Inc.	3,300	229,449
Sealed Air Corp.	18,500	368,705
Sensient Technologies Corp.	4,800	190,176
Sigma-Aldrich Corp.	12,600	857,304
Silgan Holdings, Inc.	11,600	482,096
Solutia, Inc. *	14,000	385,000
Sonoco Products Co.	13,500	422,550
Southern Copper Corp.	25,900	898,471
Spartech Corp. *	8,200	44,034
Steel Dynamics, Inc.	26,000	414,700
Stepan Co.	1,200	103,128
Stillwater Mining Co. *	14,733	189,761
SunCoke Energy, Inc. *	9,017	121,098
Temple-Inland, Inc.	11,800	376,302
Texas Industries, Inc. (d)	4,000	125,040
The Dow Chemical Co.	144,766	4,851,109
The Mosaic Co.	33,500	1,874,995
The Scotts Miracle-Gro Co., Class A	5,600	265,216
The Sherwin-Williams Co.	13,000	1,267,890
The Valspar Corp.	10,400	449,696
Titanium Metals Corp.	16,307	250,802
Tredegar Corp.	5,100	125,766

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United States Steel Corp. (d)	14,900	449,831
Valhi, Inc.	6,100	328,302
Vulcan Materials Co.	19,592	859,305
W.R. Grace & Co. *	7,000	374,780
Walter Energy, Inc.	7,600	525,388
Wausau Paper Corp.	8,700	75,168
Westlake Chemical Corp.	2,100	122,745
Worthington Industries, Inc.	7,200	132,552
Zep, Inc.	6,600	108,108

		77,869,734

Media 3.0%
AH Belo Corp., Class A	7,880	46,807
AMC Networks, Inc., Class A *	7,400	316,424
Arbitron, Inc.	2,120	75,705
Belo Corp., Class A	9,400	69,842
Cablevision Systems Corp., Class A	29,600	430,680
Carmike Cinemas, Inc. *	2,500	17,800
CBS Corp., Class B - Non Voting Shares	77,106	2,195,979
Charter Communications, Inc., Class A *	4,500	259,380
Cinemark Holdings, Inc.	12,500	246,500
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	250,470
Comcast Corp., Class A	277,004	7,365,536
Comcast Corp., Special Class A	64,200	1,636,458
Crown Media Holdings, Inc., Class A (d)*	6,000	7,140
Cumulus Media, Inc., Class A *	4,351	15,316
Digital Generation, Inc. *	3,000	41,700
DIRECTV, Class A *	96,126	4,326,631
Discovery Communications, Inc., Class A *	36,561	1,567,736
DISH Network Corp., Class A	25,700	717,544
DreamWorks Animation SKG, Inc., Class A *	8,200	145,550
Entercom Communications Corp., Class A *	3,000	23,160
Gannett Co., Inc.	27,000	382,590
Harte-Hanks, Inc.	8,100	78,165
John Wiley & Sons, Inc., Class A	6,300	285,957
Journal Communications, Inc., Class A *	11,500	59,110
Lamar Advertising Co., Class A *	9,200	263,212
Liberty Global, Inc., Series A *	27,575	1,265,141
Liberty Media Corp. - Liberty Capital, Class A *	15,095	1,243,979
Live Nation Entertainment, Inc. *	19,957	205,158
Martha Stewart Living Omnimedia, Inc., Class A (d)	3,900	17,160
Media General, Inc., Class A (d)*	5,000	20,100
Meredith Corp. (d)	3,800	119,662
Morningstar, Inc.	3,200	191,104
National CineMedia, Inc.	4,500	61,290
News Corp., Class A	286,950	5,403,268
Omnicom Group, Inc.	36,600	1,669,326
Regal Entertainment Group, Class A	12,100	150,645
Salem Communications Corp., Class A *	900	2,466
Scholastic Corp.	2,200	64,922
Scripps Networks Interactive, Class A	12,000	520,320
Sinclair Broadcast Group, Inc., Class A	7,300	89,644
Sirius XM Radio, Inc. *	472,800	988,152
The E.W. Scripps Co., Class A *	7,000	59,290
The Interpublic Group of Cos., Inc.	55,937	577,829
The Madison Square Garden, Inc., Class A *	7,275	208,720
The McGraw-Hill Cos., Inc.	39,600	1,821,600
The New York Times Co., Class A *	13,200	98,340
The Walt Disney Co.	218,193	8,487,708
The Washington Post Co., Class B	600	227,226
Time Warner Cable, Inc.	42,711	3,148,655
Time Warner, Inc.	132,850	4,923,421
Valassis Communications, Inc. *	5,700	129,675
Viacom Inc., Class B	65,106	3,062,586
Virgin Media, Inc.	35,000	834,400
World Wrestling Entertainment, Inc., Class A (d)	4,900	46,501

		56,463,680

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	196,305	10,629,916
Acorda Therapeutics, Inc. *	5,000	127,650
Acura Pharmaceuticals, Inc. (d)*	4,500	14,895
Affymax, Inc. *	2,900	23,171
Affymetrix, Inc. *	17,400	83,694
Agilent Technologies, Inc. *	43,317	1,839,673
Akorn, Inc. *	8,000	91,680
Albany Molecular Research, Inc. *	8,600	26,316
Alexion Pharmaceuticals, Inc. *	22,400	1,719,424
Alkermes PLC *	11,500	216,315
Allergan, Inc.	37,468	3,293,812
Allos Therapeutics, Inc. *	11,000	17,050
Alnylam Pharmaceuticals, Inc. *	7,400	85,544
AMAG Pharmaceuticals, Inc. *	3,000	49,260
Amgen, Inc.	115,268	7,827,850
Amicus Therapeutics, Inc. *	500	3,250
Amylin Pharmaceuticals, Inc. *	18,400	261,832
Arena Pharmaceuticals, Inc. *	6,300	11,151
ARIAD Pharmaceuticals, Inc. *	19,500	287,625
ArQule, Inc. *	8,800	69,520
Astex Pharmaceuticals *	5,900	15,989
Auxilium Pharmaceuticals, Inc. *	5,000	99,350
AVEO Pharmaceuticals, Inc. *	5,000	65,900
Bio-Rad Laboratories, Inc., Class A *	3,000	304,680
BioCryst Pharmaceuticals, Inc. (d)*	4,900	17,101
Biogen Idec, Inc. *	31,125	3,670,260
BioMarin Pharmaceuticals, Inc. *	15,800	563,586
Bristol-Myers Squibb Co.	212,450	6,849,388
Bruker Corp. *	14,600	207,320
Cambrex Corp. *	16,400	128,904
Celgene Corp. *	58,445	4,248,951
Cepheid, Inc. *	8,500	374,510

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charles River Laboratories International, Inc. *	7,416	250,438
Codexis, Inc. *	1,870	10,416
Covance, Inc. *	8,800	385,528
Cubist Pharmaceuticals, Inc. *	8,900	363,298
Dendreon Corp. (d)*	16,900	229,502
DepoMed, Inc. *	4,000	24,000
Durect Corp. *	14,500	11,454
Dyax Corp. *	7,000	11,410
Eli Lilly & Co.	121,900	4,844,306
Emergent Biosolutions, Inc. *	6,000	101,820
Endo Pharmaceuticals Holdings, Inc. *	16,000	594,720
Enzo Biochem, Inc. *	9,281	23,666
Enzon Pharmaceuticals, Inc. *	10,900	77,717
eResearch Technology, Inc. *	9,125	50,552
Exelixis, Inc. *	14,800	78,736
Ford Acquisition Co. (a)(c)	8,700	—
Forest Laboratories, Inc. *	36,300	1,153,614
Furiex Pharmaceuticals, Inc. *	1,000	15,850
Genomic Health, Inc. *	5,000	138,750
Geron Corp. *	11,500	22,770
Gilead Sciences, Inc. *	99,640	4,866,418
GTx, Inc. *	3,000	17,550
Halozyme Therapeutics, Inc. *	9,000	95,040
Harvard Bioscience, Inc. *	6,500	26,390
Hi-Tech Pharmacal Co., Inc. *	3,000	116,940
Hospira, Inc. *	21,070	726,072
Human Genome Sciences, Inc. *	22,600	222,384
Idenix Pharmaceuticals, Inc. *	4,000	53,560
Illumina, Inc. *	15,200	786,752
ImmunoGen, Inc. *	10,000	141,200
Impax Laboratories, Inc. *	8,500	160,395
Incyte Corp. (d)*	15,100	267,270
Inhibitex, Inc. *	13,000	331,890
InterMune, Inc. *	12,600	189,000
Ironwood Pharmaceuticals, Inc. *	6,000	90,000
Isis Pharmaceuticals, Inc. *	10,300	84,048
Jazz Pharmaceuticals Plc *	5,000	232,500
Johnson & Johnson	344,170	22,684,245
Lexicon Pharmaceuticals, Inc. *	42,400	61,480
Life Technologies Corp. *	23,362	1,131,422
Ligand Pharmaceuticals, Inc., Class B *	448	5,578
Luminex Corp. *	7,800	153,660
MannKind Corp. (d)*	7,000	18,900
MAP Pharmaceuticals, Inc. *	4,000	56,600
Maxygen, Inc. *	10,000	55,900
Medicis Pharmaceutical Corp., Class A	7,900	261,411
Medivation, Inc. *	5,000	277,050
Merck & Co., Inc.	386,670	14,793,994
Mettler-Toledo International, Inc. *	4,800	842,400
Momenta Pharmaceuticals, Inc. *	7,000	109,830
Mylan, Inc. *	52,900	1,097,675
Myrexis, Inc. *	7,200	20,448
Myriad Genetics, Inc. *	14,800	350,168
Nabi Biopharmaceuticals *	10,300	19,055
Nektar Therapeutics *	13,300	83,125
Neurocrine Biosciences, Inc. *	10,900	101,370
NPS Pharmacuticals, Inc. *	7,500	57,600
Obagi Medical Products, Inc. *	3,000	30,750
Onyx Pharmaceuticals, Inc. *	7,500	307,050
Opko Health, Inc. *	19,000	99,940
Pain Therapeutics, Inc. *	7,400	32,782
Par Pharmaceutical Cos., Inc. *	8,900	321,379
PAREXEL International Corp. *	7,800	187,980
PDL BioPharma, Inc.	16,000	102,240
PerkinElmer, Inc.	14,477	347,158
Perrigo Co.	13,300	1,271,480
Pfizer, Inc.	981,301	20,999,841
POZEN, Inc. *	4,800	20,448
Questcor Pharmaceuticals, Inc. *	8,000	283,440
Regeneron Pharmaceuticals, Inc. *	9,200	835,912
Salix Pharmaceuticals Ltd. *	7,000	337,400
Sangamo BioSciences, Inc. (d)*	4,700	16,215
Savient Pharmaceuticals, Inc. (d)*	6,800	17,204
Seattle Genetics, Inc. (d)*	11,500	217,695
Sequenom, Inc. *	15,000	64,650
Spectrum Pharmaceuticals, Inc. *	6,500	91,455
Sucampo Pharmaceuticals, Inc., Class A *	6,500	28,860
Synta Pharmaceuticals Corp. *	8,500	39,355
Techne Corp.	3,800	259,350
The Medicines Co. *	8,300	166,996
Theravance, Inc. *	9,700	172,078
Thermo Fisher Scientific, Inc. *	48,602	2,571,046
United Therapeutics Corp. *	6,000	295,080
Vertex Pharmaceuticals, Inc. *	25,144	929,071
Vical, Inc. *	6,600	23,166
ViroPharma, Inc. *	13,000	387,270
VIVUS, Inc. *	11,500	137,195
Warner Chilcott plc, Class A *	17,000	286,790
Waters Corp. *	10,700	926,299
Watson Pharmaceuticals, Inc. *	15,732	922,367
XenoPort, Inc. *	2,500	10,475
Zalicus, Inc. *	10,500	11,235

		134,955,086

Real Estate 3.4%
Acadia Realty Trust	6,000	126,120
Alexander’s, Inc.	700	271,600
Alexandria Real Estate Equities, Inc.	7,500	543,075
American Assets Trust, Inc.	3,000	66,420
American Campus Communities, Inc.	7,500	321,000
American Capital Agency Corp.	34,200	1,002,744
American Realty Investors, Inc. *	1,537	2,674
American Tower Corp.	48,800	3,099,288
Annaly Capital Management, Inc.	120,600	2,030,904
Anworth Mortgage Asset Corp.	24,200	157,300
Apartment Investment & Management Co., Class A	13,711	336,742
Ashford Hospitality Trust	9,000	81,090
Associated Estates Realty Corp.	5,000	83,550
AvalonBay Communities, Inc.	12,192	1,658,234
Avatar Holdings, Inc. *	4,500	43,965
BioMed Realty Trust, Inc.	20,000	371,400
Boston Properties, Inc.	17,900	1,862,495
Brandywine Realty Trust	14,863	158,142
BRE Properties, Inc.	8,000	414,560
Brookfield Office Properties, Inc.	35,200	609,312

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Camden Property Trust	7,800	503,100
Capstead Mortgage Corp.	9,240	119,658
CBL & Associates Properties, Inc.	19,485	338,455
CBRE Group, Inc. *	36,500	704,450
Chimera Investment Corp.	119,900	364,496
Colonial Properties Trust	10,067	215,233
CommonWealth REIT	11,850	233,090
Consolidated-Tomoka Land Co.	1,100	31,460
Corporate Office Properties Trust	9,000	218,070
Cousins Properties, Inc.	9,145	67,399
CreXus Investment Corp.	9,000	99,630
CubeSmart	14,500	165,010
CYS Investments, Inc. (d)	8,500	114,750
DCT Industrial Trust, Inc.	29,300	161,736
DDR Corp.	27,784	385,086
DiamondRock Hospitality Co.	19,786	208,544
Digital Realty Trust, Inc.	12,000	850,320
Douglas Emmett, Inc.	17,000	355,470
Duke Realty Corp.	30,290	405,583
DuPont Fabros Technology, Inc.	7,500	191,250
EastGroup Properties, Inc.	3,900	185,250
Education Realty Trust, Inc.	9,000	96,300
Entertainment Properties Trust	5,200	231,244
Equity Lifestyle Properties, Inc.	6,000	420,840
Equity One, Inc.	12,100	228,085
Equity Residential	37,500	2,233,125
Essex Property Trust, Inc.	4,200	604,800
Extra Space Storage, Inc.	11,000	289,520
Federal Realty Investment Trust	8,200	774,572
FelCor Lodging Trust, Inc. *	12,200	46,482
First Industrial Realty Trust, Inc. *	15,900	182,532
First Potomac Realty Trust	6,000	89,280
Forest City Enterprises, Inc., Class A *	15,400	202,202
Forestar Group, Inc. *	2,933	46,693
Franklin Street Properties Corp.	14,000	142,660
General Growth Properties, Inc.	48,409	763,894
Getty Realty Corp.	2,000	33,520
Glimcher Realty Trust	12,300	118,449
Government Properties Income Trust	6,000	144,600
Gramercy Capital Corp. *	17,528	47,150
Hatteras Financial Corp.	9,000	249,840
HCP, Inc.	50,048	2,103,517
Health Care REIT, Inc.	23,200	1,327,272
Healthcare Realty Trust, Inc.	10,900	229,663
Hersha Hospitality Trust	13,500	73,305
Highwoods Properties, Inc.	8,600	284,574
Home Properties, Inc.	5,500	327,690
Hospitality Properties Trust	14,600	353,758
Host Hotels & Resorts, Inc.	88,263	1,449,279
Howard Hughes Corp. *	3,500	181,370
Inland Real Estate Corp.	8,500	72,675
Invesco Mortgage Capital, Inc.	18,000	282,240
Investors Real Estate Trust	8,000	59,360
iStar Financial, Inc. *	9,390	65,542
Jones Lang LaSalle, Inc.	5,300	417,428
Kilroy Realty Corp.	6,800	283,084
Kimco Realty Corp.	49,595	905,109
LaSalle Hotel Properties	11,600	313,780
Lexington Realty Trust	14,367	123,556
Liberty Property Trust	13,300	442,757
LTC Properties, Inc.	2,800	89,460
Mack-Cali Realty Corp.	11,400	327,864
Maui Land & Pineapple Co., Inc. *	800	3,256
Medical Properties Trust, Inc.	12,300	131,856
MFA Financial, Inc.	41,000	300,940
Mid-America Apartment Communities, Inc.	5,500	351,560
Mission West Properties, Inc.	6,500	60,970
MPG Office Trust, Inc. *	18,500	47,175
National Health Investors, Inc.	6,100	295,301
National Retail Properties, Inc.	12,320	332,763
New Century Financial Corp. (a)(c)*	3,600	—
Omega Healthcare Investors, Inc.	12,284	255,999
Parkway Properties, Inc.	3,500	33,845
Pebblebrook Hotel Trust	5,000	110,900
Pennsylvania Real Estate Investment Trust	8,500	104,380
PennyMac Mortgage Investment Trust	6,000	106,260
Piedmont Office Realty Trust, Inc., Class A	20,000	370,400
Plum Creek Timber Co., Inc.	20,547	796,813
PMC Commercial Trust	4,500	34,335
Post Properties, Inc.	5,200	232,388
Potlatch Corp.	5,753	175,582
ProLogis, Inc.	57,034	1,808,548
PS Business Parks, Inc.	3,000	186,420
Public Storage	17,590	2,442,547
RAIT Financial Trust (d)	10,199	57,420
Ramco-Gershenson Properties Trust	4,900	56,693
Rayonier, Inc. REIT	14,082	643,970
Realty Income Corp.	16,600	604,240
Redwood Trust, Inc.	8,500	99,875
Regency Centers Corp.	10,700	442,124
RLJ Lodging Trust	8,000	142,720
Rouse Properties, Inc. *	1,815	22,433
Sabra Health Care REIT, Inc.	8,000	113,760
Saul Centers, Inc.	5,100	181,764
Senior Housing Properties Trust	20,450	463,806
Simon Property Group, Inc.	36,683	4,983,752
SL Green Realty Corp.	9,750	716,918
Sovran Self Storage, Inc.	3,800	176,776
Starwood Property Trust, Inc.	11,300	222,610
Strategic Hotel & Resorts, Inc. *	15,000	93,150
Sun Communities, Inc.	3,000	120,330
Sunstone Hotel Investors, Inc. *	13,000	120,770
Tanger Factory Outlet Centers, Inc.	12,200	359,900
Taubman Centers, Inc.	7,100	475,913
Tejon Ranch Co. *	3,674	104,709
The Macerich Co.	16,805	912,512
The St. Joe Co. *	12,900	206,013
Two Harbors Investment Corp.	16,200	160,866
UDR, Inc.	27,361	711,933
UMH Properties, Inc.	5,100	52,581
Universal Health Realty Income Trust	3,900	155,961
Urstadt Biddle Properties, Class A	4,500	88,020
Urstadt Biddle Properties, Inc.	500	9,440
Ventas, Inc.	36,250	2,113,738
Vornado Realty Trust REIT	23,641	1,912,084

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Real Estate Investment Trust	8,100	241,380
Weingarten Realty Investors	14,475	351,308
Weyerhaeuser Co.	66,592	1,333,172
Winthrop Realty Trust	10,000	119,500

		62,572,105

Retailing 3.9%
Aaron’s, Inc.	9,375	249,469
Abercrombie & Fitch Co., Class A	11,800	542,092
Advance Auto Parts, Inc.	9,540	731,146
Aeropostale, Inc. *	9,900	162,063
Amazon.com, Inc. *	44,200	8,594,248
America’s Car-Mart, Inc. *	3,750	142,275
American Eagle Outfitters, Inc.	24,150	340,273
ANN, Inc. *	9,825	238,354
Asbury Automotive Group, Inc. *	4,100	93,931
Ascena Retail Group, Inc. *	6,818	241,153
AutoNation, Inc. *	6,600	236,016
AutoZone, Inc. *	3,600	1,252,368
Barnes & Noble, Inc. (d)*	7,400	89,318
Bed Bath & Beyond, Inc. *	30,700	1,863,490
Best Buy Co., Inc.	39,225	939,439
Big Lots, Inc. *	11,100	438,339
Brown Shoe Co., Inc.	6,675	63,079
Cabela’s, Inc. *	6,500	169,520
CarMax, Inc. *	27,546	838,225
Charming Shoppes, Inc. *	10,200	50,592
Chico’s FAS, Inc.	22,800	260,832
Christopher & Banks Corp.	2,900	6,003
Coldwater Creek, Inc. *	8,502	7,482
Collective Brands, Inc. *	5,906	98,394
Destination Maternity Corp.	5,000	83,450
Dick’s Sporting Goods, Inc.	11,000	453,310
Dillard’s, Inc., Class A	5,500	243,375
Dollar General Corp. *	2,500	106,525
Dollar Tree, Inc. *	14,975	1,270,030
DSW, Inc., Class A	7,980	398,761
Duckwall-ALCO Stores, Inc. *	1,800	14,976
Expedia, Inc.	15,672	507,303
Family Dollar Stores, Inc.	15,700	876,060
Foot Locker, Inc.	20,100	527,424
GameStop Corp., Class A *	17,548	409,921
Geeknet, Inc. *	452	7,860
Genesco, Inc. *	4,300	262,601
Genuine Parts Co.	20,500	1,307,490
Group 1 Automotive, Inc.	4,400	234,696
Guess?, Inc.	7,900	237,000
Hibbett Sports, Inc. *	3,543	169,816
HSN, Inc.	6,269	223,741
J.C. Penney Co., Inc.	27,400	1,138,470
Kirkland’s, Inc. *	6,000	89,820
Kohl’s Corp.	33,300	1,531,467
Liberty Interactive Corp., Class A *	75,309	1,289,290
Limited Brands, Inc.	33,520	1,403,147
Lithia Motors, Inc., Class A	700	15,547
LKQ Corp. *	18,000	586,800
Lowe’s Cos., Inc.	170,000	4,561,100
Macy’s, Inc.	51,452	1,733,418
MarineMax, Inc. *	800	6,576
Midas, Inc. *	6,800	57,800
Monro Muffler Brake, Inc.	2,362	99,062
Netflix, Inc. *	6,000	721,200
Nordstrom, Inc.	20,600	1,017,228
O’Reilly Automotive, Inc. *	17,899	1,458,947
Office Depot, Inc. *	26,000	70,980
OfficeMax, Inc. *	9,400	51,982
Pacific Sunwear of California, Inc. *	7,475	13,455
Penske Automotive Group, Inc.	5,000	111,900
PetSmart, Inc.	14,100	750,402
Pier 1 Imports, Inc. *	13,500	209,925
Pool Corp.	5,662	192,678
Priceline.com, Inc. *	6,083	3,220,827
RadioShack Corp.	13,700	98,366
Rent-A-Center, Inc.	7,750	262,105
Ross Stores, Inc.	26,800	1,361,976
Saks, Inc. *	14,800	147,704
Sally Beauty Holdings, Inc. *	15,950	328,889
Sears Holdings Corp. (d)*	6,385	269,128
Shoe Carnival, Inc. *	4,200	106,218
Signet Jewelers Ltd.	9,500	433,010
Sonic Automotive, Inc., Class A	4,400	68,596
Stage Stores, Inc.	5,700	87,666
Staples, Inc.	90,300	1,321,089
Stein Mart, Inc. *	6,800	49,300
Systemax, Inc. *	2,500	44,025
Target Corp.	78,300	3,978,423
The Buckle, Inc.	5,875	256,326
The Cato Corp., Class A	7,300	195,713
The Children’s Place Retail Stores, Inc. *	1,800	89,802
The Finish Line, Inc., Class A	5,061	107,040
The Gap, Inc.	48,900	928,122
The Home Depot, Inc.	197,570	8,770,132
The Men’s Wearhouse, Inc.	6,600	227,634
The Pep Boys - Manny, Moe & Jack	5,000	75,000
The Talbots, Inc. (d)*	5,700	18,468
The TJX Cos., Inc.	48,400	3,297,976
Tiffany & Co.	14,500	925,100
Tractor Supply Co.	8,000	646,160
Trans World Entertainment Corp. *	1,500	3,705
TripAdvisor, Inc. *	15,672	515,765
Tuesday Morning Corp. *	2,500	8,500
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,000	533,540
Urban Outfitters, Inc. *	15,800	418,700
Vitamin Shoppe, Inc. *	3,000	128,220
VOXX International Corp. *	1,600	20,352
West Marine, Inc. *	5,500	66,660
Wet Seal, Inc., Class A *	11,500	40,250
Williams-Sonoma, Inc.	12,200	437,492
Winmark Corp.	1,200	82,404
Zale Corp. *	10,520	29,982

		71,693,999

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	6,900	73,416
Advanced Micro Devices, Inc. *	68,200	457,622
Altera Corp.	39,900	1,587,621
Amkor Technology, Inc. *	14,400	82,512

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Amtech Systems, Inc. *	3,500	35,665
ANADIGICS, Inc. *	8,150	22,413
Analog Devices, Inc.	35,200	1,377,376
Applied Materials, Inc.	163,098	2,002,843
Applied Micro Circuits Corp. *	7,000	54,810
Atmel Corp. *	56,400	547,644
ATMI, Inc. *	4,400	102,872
AXT, Inc. *	3,500	17,920
Broadcom Corp., Class A *	57,200	1,964,248
Brooks Automation, Inc.	8,085	86,671
Cabot Microelectronics Corp. *	2,160	108,907
Cavium, Inc. *	7,000	224,980
CEVA, Inc. *	3,433	92,725
Cirrus Logic, Inc. *	6,800	138,924
Cohu, Inc.	4,600	60,398
Cree, Inc. *	15,000	381,450
Cymer, Inc. *	4,200	209,118
Cypress Semiconductor Corp. *	19,500	335,303
Diodes, Inc. *	6,412	165,301
DSP Group, Inc. *	6,300	36,099
Energy Conversion Devices, Inc. (d)*	600	606
Entegris, Inc. *	14,299	136,984
Entropic Communications, Inc. *	8,000	46,720
Exar Corp. *	9,834	65,691
Fairchild Semiconductor International, Inc. *	14,600	204,108
First Solar, Inc. *	6,900	291,732
FormFactor, Inc. *	8,500	43,775
GSI Technology, Inc. *	8,500	42,160
GT Advanced Technologies, Inc. *	14,000	120,680
Hittite Microwave Corp. *	4,500	247,590
Integrated Device Technology, Inc. *	16,120	102,201
Integrated Silicon Solutions, Inc. *	6,038	58,991
Intel Corp.	647,732	17,113,079
International Rectifier Corp. *	8,600	196,080
Intersil Corp., Class A	15,364	172,999
IXYS Corp. *	6,900	94,668
KLA-Tencor Corp.	19,500	997,035
Kopin Corp. *	2,500	9,700
Kulicke & Soffa Industries, Inc. *	10,400	112,424
Lam Research Corp. *	15,600	664,404
Lattice Semiconductor Corp. *	12,100	82,280
Linear Technology Corp.	28,000	932,960
LSI Corp. *	73,387	555,540
Marvell Technology Group Ltd. *	65,400	1,015,662
Maxim Integrated Products, Inc.	38,000	1,019,920
MEMC Electronic Materials, Inc. *	27,300	124,761
Micrel, Inc.	6,800	78,608
Microchip Technology, Inc.	24,975	921,827
Micron Technology, Inc. *	116,199	881,950
Microsemi Corp. *	10,652	210,697
MIPS Technologies, Inc. *	7,100	41,677
MKS Instruments, Inc.	6,300	189,945
Monolithic Power Systems, Inc. *	6,500	106,535
MoSys, Inc. *	1,200	5,016
Nanometrics, Inc. *	3,300	66,825
Netlogic Microsystems, Inc. *	9,000	448,200
Novellus Systems, Inc. *	11,171	526,713
NVIDIA Corp. *	72,000	1,063,440
OmniVision Technologies, Inc. *	7,800	103,818
ON Semiconductor Corp. *	54,665	475,585
Pericom Semiconductor Corp. *	6,600	52,800
Photronics, Inc. *	12,900	88,494
PLX Technology, Inc. *	1,300	4,082
PMC-Sierra, Inc. *	27,300	177,450
Power Integrations, Inc.	3,000	107,970
Rambus, Inc. *	13,700	99,873
RF Micro Devices, Inc. *	30,020	149,800
Rudolph Technologies, Inc. *	4,318	44,173
Semtech Corp. *	8,000	228,000
Silicon Image, Inc. *	9,000	43,740
Silicon Laboratories, Inc. *	5,000	219,200
Skyworks Solutions, Inc. *	22,689	489,629
Spansion, Inc., Class A *	4,000	40,120
Standard Microsystems Corp. *	3,600	92,736
SunPower Corp. (d)*	13,300	91,105
Supertex, Inc. *	4,900	90,552
Teradyne, Inc. *	21,559	352,490
Tessera Technologies, Inc. *	6,000	118,800
Texas Instruments, Inc.	145,397	4,707,955
TriQuint Semiconductor, Inc. *	19,310	115,667
Ultratech, Inc. *	4,800	140,400
Veeco Instruments, Inc. *	5,500	134,255
Volterra Semiconductor Corp. *	3,000	90,510
Xilinx, Inc.	31,600	1,132,860

		48,553,085

Software & Services 9.0%
Accelrys, Inc. *	13,264	99,347
Accenture plc, Class A	88,500	5,074,590
ACI Worldwide, Inc. *	5,200	157,976
Activision Blizzard, Inc.	69,732	860,493
Actuate Corp. *	8,862	51,045
Acxiom Corp. *	13,300	182,476
Adobe Systems, Inc. *	62,210	1,925,399
Advent Software, Inc. *	8,200	215,250
Akamai Technologies, Inc. *	22,138	713,951
Alliance Data Systems Corp. *	6,600	731,280
Ancestry.com, Inc. (d)*	3,000	88,800
ANSYS, Inc. *	10,786	652,445
AOL, Inc. *	14,122	228,918
Ariba, Inc. *	11,570	315,861
Aspen Technology, Inc. *	11,500	207,115
Autodesk, Inc. *	27,300	982,800
Automatic Data Processing, Inc.	62,600	3,429,228
Blackbaud, Inc.	6,000	182,580
BMC Software, Inc. *	29,000	1,050,960
Bottomline Technologies, Inc. *	5,000	136,700
Broadridge Financial Solutions, Inc.	15,025	360,149
CA, Inc.	50,508	1,302,096
CACI International, Inc., Class A *	4,100	240,629
Cadence Design Systems, Inc. *	33,100	349,536
Cardtronics, Inc. *	5,000	127,750
CIBER, Inc. *	7,300	31,755
Citrix Systems, Inc. *	22,000	1,434,620
Cognizant Technology Solutions Corp., Class A *	38,200	2,740,850
CommVault Systems, Inc. *	5,000	235,000
Computer Sciences Corp.	18,238	471,088
Compuware Corp. *	27,900	218,736

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Concur Technologies, Inc. *	3,000	157,050
Constant Contact, Inc. *	3,000	74,940
Convergys Corp. *	13,500	179,685
CoreLogic, Inc. *	13,800	195,960
CSG Systems International, Inc. *	5,400	87,858
DealerTrack Holdings, Inc. *	6,100	166,713
Deltek, Inc. *	3,000	30,930
Digimarc Corp. *	2,142	56,613
Digital River, Inc. *	5,100	81,651
DST Systems, Inc.	8,100	395,361
Dynamics Research Corp. *	1,200	13,512
Earthlink, Inc.	17,050	122,931
EasyLink Services International Corp., Class A *	17,500	77,350
eBay, Inc. *	139,848	4,419,197
Ebix, Inc. (d)	3,000	74,340
Edgewater Technology, Inc. *	767	2,638
Electronic Arts, Inc. *	40,400	750,228
EPIQ Systems, Inc.	3,825	46,627
Equinix, Inc. *	6,065	727,557
Euronet Worldwide, Inc. *	5,500	100,980
Exlservice Holdings, Inc. *	8,000	193,120
FactSet Research Systems, Inc.	5,250	463,680
Fair Isaac Corp.	7,744	280,643
FalconStor Software, Inc. *	1,200	2,988
Fidelity National Information Services, Inc.	38,506	1,099,731
Fiserv, Inc. *	18,300	1,150,887
FleetCor Technologies, Inc. *	4,000	135,960
Forrester Research, Inc. *	4,100	143,254
Fortinet, Inc. *	16,000	364,960
Gartner, Inc. *	10,300	390,473
Genpact Ltd. *	15,000	219,450
Global Cash Access Holdings, Inc. *	21,600	114,480
Global Payments, Inc.	9,240	462,185
Google, Inc., Class A *	31,450	18,244,459
GSE Systems, Inc. *	2,424	4,242
Heartland Payment Systems, Inc.	4,500	108,000
IAC/InterActiveCorp	15,672	674,993
iGATE Corp. *	9,600	174,912
Informatica Corp. *	12,200	516,060
Information Services Group, Inc. (d)*	7,500	9,975
InfoSpace, Inc. *	6,872	84,594
Interactive Intelligence Group, Inc. *	7,500	193,575
Internap Network Services Corp. *	9,500	63,745
International Business Machines Corp.	150,210	28,930,446
IntraLinks Holdings, Inc. *	3,000	20,550
Intuit, Inc.	36,430	2,056,109
j2 Global, Inc.	6,000	161,760
Jack Henry & Associates, Inc.	9,300	318,060
JDA Software Group, Inc. *	4,500	132,615
Lender Processing Services, Inc.	11,157	185,541
LinkedIn Corp., Class A *	3,000	216,450
Lionbridge Technologies, Inc. *	12,400	34,100
Liquidity Services, Inc. *	6,000	207,060
LookSmart Ltd. *	480	658
Magma Design Automation, Inc. *	10,700	76,612
Manhattan Associates, Inc. *	4,300	188,727
ManTech International Corp., Class A	5,000	175,750
MasterCard, Inc., Class A	12,900	4,586,853
Mattersight Corp. *	190	1,102
MAXIMUS, Inc.	8,400	378,252
Mentor Graphics Corp. *	11,200	155,344
MICROS Systems, Inc. *	18,000	894,780
Microsoft Corp.	939,250	27,736,052
MicroStrategy, Inc., Class A *	856	98,543
ModusLink Global Solutions, Inc.	10,450	59,774
MoneyGram International, Inc. *	1,937	35,951
Monotype Imaging Holdings, Inc. *	4,500	70,245
Monster Worldwide, Inc. *	14,300	102,960
Move, Inc. *	8,630	62,136
NetScout Systems, Inc. *	7,300	150,818
NetSuite, Inc. *	3,500	146,580
NeuStar, Inc., Class A *	9,300	339,543
NIC, Inc.	8,000	100,080
Nuance Communications, Inc. *	28,474	812,078
OpenTable, Inc. (d)*	2,500	120,425
Openwave Systems, Inc. *	7,771	15,620
Opnet Technologies, Inc.	5,100	180,795
Oracle Corp.	487,749	13,754,522
Parametric Technology Corp. *	15,680	394,666
Paychex, Inc.	41,900	1,319,850
PRGX Global, Inc. *	2,000	12,140
Progress Software Corp. *	9,300	216,969
Quest Software, Inc. *	7,700	156,695
Rackspace Hosting, Inc. *	12,500	542,625
RealNetworks, Inc.	4,725	48,242
RealPage, Inc. *	2,500	64,300
Red Hat, Inc. *	22,600	1,047,962
Reis, Inc. *	1,400	14,560
Rovi Corp. *	12,812	411,137
S1 Corp. *	12,930	126,197
Saba Software, Inc. *	4,549	45,217
SAIC, Inc. *	44,000	565,840
Salesforce.com, Inc. *	14,800	1,728,640
Sapient Corp.	12,100	156,090
SeaChange International, Inc. *	6,350	45,593
Solarwinds, Inc. *	15,000	474,150
Solera Holdings, Inc.	8,000	382,160
StarTek, Inc. *	3,900	12,168
Support.com, Inc. *	11,600	29,928
Symantec Corp. *	93,673	1,610,239
Synopsys, Inc. *	18,684	545,199
Syntel, Inc.	2,500	117,300
Take-Two Interactive Software, Inc. *	9,000	140,400
Taleo Corp., Class A *	4,500	162,045
TeleCommunication Systems, Inc., Class A *	10,800	25,272
TeleTech Holdings, Inc. *	5,000	84,800
Teradata Corp. *	23,800	1,274,728
The Hackett Group, Inc. *	7,200	27,900
The Ultimate Software Group, Inc. *	3,000	200,070
THQ, Inc. *	11,925	7,989
TIBCO Software, Inc. *	21,000	547,470
TiVo, Inc. *	13,000	134,940
TNS, Inc. *	3,000	55,320
Total System Services, Inc.	28,204	604,694

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tyler Technologies, Inc. *	4,000	140,520
Unisys Corp. *	4,000	83,880
United Online, Inc.	12,150	69,012
ValueClick, Inc. *	8,500	148,240
VeriFone Systems, Inc. *	11,600	495,320
VeriSign, Inc.	20,875	773,627
Virnetx Holding Corp. (d)*	5,500	127,710
Virtusa Corp. *	3,000	47,970
Visa, Inc., Class A	59,900	6,028,336
VistaPrint N.V. (d)*	4,500	161,010
VMware, Inc., Class A *	12,400	1,131,748
Web.com Group, Inc. *	223	2,854
WebMD Health Corp. *	7,074	198,355
Websense, Inc. *	7,500	141,750
Western Union Co.	81,932	1,564,901
Wright Express Corp. *	4,500	246,240
Yahoo!, Inc. *	150,144	2,322,728

		167,182,497

Technology Hardware & Equipment 7.1%
3D Systems Corp. (d)*	6,800	130,016
Acme Packet, Inc. *	4,000	116,920
ADTRAN, Inc.	7,000	242,410
Agilysys, Inc. *	4,860	39,560
Amphenol Corp., Class A	21,600	1,175,688
Anaren, Inc. *	5,300	92,326
Anixter International, Inc. *	3,300	216,183
Apple, Inc. *	116,600	53,225,568
Arris Group, Inc. *	12,775	149,212
Arrow Electronics, Inc. *	14,000	578,060
Aruba Networks, Inc. *	10,200	226,236
Aviat Networks, Inc. *	10,677	23,703
Avid Technology, Inc. *	3,756	36,396
Avnet, Inc. *	17,788	620,268
AVX Corp.	14,000	184,240
Badger Meter, Inc.	4,000	128,560
Benchmark Electronics, Inc. *	7,830	134,676
Black Box Corp.	1,700	52,564
Blue Coat Systems, Inc. *	4,180	107,677
Brightpoint, Inc. *	7,454	87,361
Brocade Communications Systems, Inc. *	56,535	317,161
Checkpoint Systems, Inc. *	4,600	48,392
Ciena Corp. *	9,970	145,064
Cisco Systems, Inc.	688,009	13,505,617
Cognex Corp.	4,900	203,595
Coherent, Inc. *	2,800	156,464
Comtech Telecommunications Corp.	2,175	67,121
Comverse Technology, Inc. *	25,500	160,650
Corning, Inc.	191,807	2,468,556
CTS Corp.	8,800	88,528
Daktronics, Inc.	8,700	95,178
DDi Corp.	5,501	53,415
Dell, Inc. *	206,400	3,556,272
Diebold, Inc.	7,300	231,337
Digi International, Inc. *	6,000	67,740
Dolby Laboratories, Inc., Class A *	8,800	320,056
DTS, Inc. *	2,000	56,660
Echelon Corp. *	7,200	37,224
EchoStar Corp., Class A *	7,540	197,774
Electro Rent Corp.	5,100	87,159
Electro Scientific Industries, Inc.	4,800	72,864
Electronics for Imaging, Inc. *	6,400	109,824
EMC Corp. *	256,686	6,612,231
Emulex Corp. *	8,900	92,916
Extreme Networks, Inc. *	19,500	63,180
F5 Networks, Inc. *	9,700	1,161,478
FARO Technologies, Inc. *	3,000	162,840
FEI Co. *	4,500	198,270
Finisar Corp. *	12,000	243,120
FLIR Systems, Inc.	18,600	478,950
Frequency Electronics, Inc. *	500	4,255
Gerber Scientific, Inc. (a)(c)	8,900	—
Harmonic, Inc. *	9,842	57,773
Harris Corp.	17,000	697,000
Hewlett-Packard Co.	261,636	7,320,575
Hutchinson Technology, Inc. (d)*	6,000	11,100
I.D. Systems, Inc. *	5,500	28,325
Identive Group, Inc. *	1,200	2,736
Imation Corp. *	5,500	32,615
Immersion Corp. *	4,300	24,209
Infinera Corp. *	10,500	74,970
Ingram Micro, Inc., Class A *	19,900	377,702
Insight Enterprises, Inc. *	4,650	85,839
Intellicheck Mobilisa, Inc. *	500	422
InterDigital, Inc.	4,500	167,940
Intermec, Inc. *	5,600	47,264
IPG Photonics Corp. *	2,900	153,091
Itron, Inc. *	4,500	174,555
Ixia *	8,200	100,122
Jabil Circuit, Inc.	25,400	575,564
JDS Uniphase Corp. *	26,053	330,613
Juniper Networks, Inc. *	63,565	1,330,415
LeCroy Corp. *	5,400	56,214
Lexmark International, Inc., Class A	10,900	380,410
LightPath Technologies, Inc., Class A *	75	99
Littelfuse, Inc.	2,000	101,420
Loral Space & Communications, Inc. *	1,500	103,440
Maxwell Technologies, Inc. *	4,500	92,070
Measurement Specialties, Inc. *	3,200	104,000
Mercury Computer Systems, Inc. *	3,600	48,204
Methode Electronics, Inc.	6,600	65,538
MOCON, Inc.	600	9,570
Molex, Inc.	19,125	505,665
Motorola Mobility Holdings, Inc. *	35,556	1,373,528
Motorola Solutions, Inc.	38,779	1,799,733
MTS Systems Corp.	3,781	173,510
Multi-Fineline Electronix, Inc. *	2,500	62,150
National Instruments Corp.	11,512	309,788
NCR Corp. *	23,800	445,774
NetApp, Inc. *	44,500	1,679,430
NETGEAR, Inc. *	6,000	238,920
Network Equipment Technologies, Inc. *	8,500	10,880
Newport Corp. *	4,200	77,574
Oplink Communications, Inc. *	4,157	77,861
OSI Systems, Inc. *	3,700	198,801
Park Electrochemical Corp.	3,600	109,332
PC Connection, Inc.	7,000	84,000

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PC-Tel, Inc.	8,900	66,216
Performance Technologies, Inc. *	1,600	2,880
Plantronics, Inc.	6,000	223,440
Plexus Corp. *	3,700	134,125
Polycom, Inc. *	22,400	446,880
Power-One, Inc. *	9,500	41,230
Presstek, Inc. *	5,100	3,315
Pulse Electronics Corp.	11,500	33,005
QLogic Corp. *	17,044	295,202
QUALCOMM, Inc.	207,600	12,211,032
Radisys Corp. *	7,200	43,416
Research Frontiers, Inc. (d)*	2,800	10,752
Richardson Electronics Ltd.	4,800	58,128
Riverbed Technology, Inc. *	18,500	442,890
Rofin-Sinar Technologies, Inc. *	3,800	107,806
Rogers Corp. *	2,500	96,075
SanDisk Corp. *	31,000	1,422,280
Sanmina-SCI Corp. *	8,500	93,330
ScanSource, Inc. *	3,200	120,224
Seagate Technology plc	57,066	1,206,375
Sonus Networks, Inc. *	19,400	50,052
STEC, Inc. *	3,500	33,110
Stratasys, Inc. *	2,700	99,225
Sycamore Networks, Inc. *	2,790	54,182
Symmetricom, Inc. *	11,950	74,568
Synaptics, Inc. *	5,250	201,127
SYNNEX Corp. *	3,000	108,540
TE Connectivity Ltd.	55,200	1,882,320
Tech Data Corp. *	5,300	275,176
Tellabs, Inc.	38,064	144,643
TESSCO Technologies, Inc.	4,025	71,726
TransAct Technologies, Inc. *	1,500	11,565
Trimble Navigation Ltd. *	14,792	692,709
TTM Technologies, Inc. *	7,900	96,933
UTStarcom Holdings Corp. *	36,000	46,440
ViaSat, Inc. *	5,500	261,470
Vishay Intertechnology, Inc. *	36,688	450,529
Vishay Precision Group, Inc. *	5,620	88,571
Western Digital Corp. *	28,200	1,025,070
Xerox Corp.	174,056	1,348,934
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	241,357
Zygo Corp. *	7,000	123,830

		132,772,934

Telecommunication Services 2.5%
AboveNet, Inc. *	3,000	199,350
Alaska Communications Systems Group, Inc. (d)	5,000	13,600
AT&T, Inc.	747,056	21,970,917
Atlantic Tele-Network, Inc.	3,250	117,292
CenturyLink, Inc.	74,778	2,769,029
Cincinnati Bell, Inc. *	22,268	76,825
Clearwire Corp., Class A *	23,100	39,039
Cogent Communications Group, Inc. *	9,900	150,876
Consolidated Communications Holdings, Inc.	5,622	106,762
Crown Castle International Corp. *	30,776	1,492,020
Frontier Communications Corp. (d)	122,868	525,875
General Communication, Inc., Class A *	10,500	109,305
HickoryTech Corp.	4,600	52,854
Leap Wireless International, Inc. *	7,700	65,912
Level 3 Communications, Inc. *	20,706	384,096
Lumos Networks Corp.	1,500	22,545
MetroPCS Communications, Inc. *	40,000	353,600
NII Holdings, Inc. *	19,900	400,189
NTELOS Holdings Corp.	4,500	102,735
Premiere Global Services, Inc. *	8,100	71,280
SBA Communications Corp., Class A *	12,800	585,216
Shenandoah Telecommunications Co.	2,500	24,675
Sprint Nextel Corp. *	364,330	772,380
SureWest Communications	5,500	79,640
Telephone & Data Systems, Inc.	11,522	303,029
tw telecom, Inc. *	20,000	403,000
United States Cellular Corp. *	9,100	417,417
USA Mobility, Inc.	5,500	77,825
Verizon Communications, Inc.	355,072	13,372,012
Warwick Valley Telephone Co.	1,100	15,026
Windstream Corp.	70,069	845,733

		45,920,054

Transportation 1.9%
Alaska Air Group, Inc. *	4,400	334,972
Alexander & Baldwin, Inc.	3,400	160,820
AMERCO	3,900	377,208
Arkansas Best Corp.	1,100	19,932
Atlas Air Worldwide Holdings, Inc. *	3,000	142,905
Avis Budget Group, Inc. *	3,000	43,050
C.H. Robinson Worldwide, Inc.	21,000	1,445,640
Con-way, Inc.	5,500	174,570
Covenant Transport Group, Inc., Class A *	3,000	9,900
CSX Corp.	137,100	3,091,605
Delta Air Lines, Inc. *	104,600	1,103,530
Dollar Thrifty Automotive Group, Inc. *	3,500	257,775
Expeditors International of Washington, Inc.	27,200	1,214,480
FedEx Corp.	35,563	3,253,659
Forward Air Corp.	2,600	91,000
Genco Shipping & Trading Ltd. (d)*	5,500	38,500
Genesee & Wyoming, Inc., Class A *	6,000	372,600
Heartland Express, Inc.	8,941	132,506
Hertz Global Holdings, Inc. *	37,000	503,200
Hub Group, Inc., Class A *	4,400	150,612
J.B. Hunt Transport Services, Inc.	13,000	663,910
JetBlue Airways Corp. *	30,962	183,605
Kansas City Southern *	13,550	930,072
Kirby Corp. *	5,600	373,912
Knight Transportation, Inc.	9,050	159,370
Landstar System, Inc.	11,200	572,880
MAIR Holdings, Inc. (a)(c)*	1,100	1,793
Norfolk Southern Corp.	44,000	3,176,800
Old Dominion Freight Line, Inc. *	6,075	258,916

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pacer International, Inc. *	2,800	16,912
Park-Ohio Holdings Corp. *	2,600	51,714
Pinnacle Airlines Corp. *	7,500	10,575
Republic Airways Holdings, Inc. *	7,500	41,325
Ryder System, Inc.	6,400	360,192
Saia, Inc. *	6,100	91,866
SkyWest, Inc.	7,000	89,600
Southwest Airlines Co.	99,715	955,270
Swift Transportation Co. *	8,000	92,240
Union Pacific Corp.	61,000	6,972,910
United Continental Holdings, Inc. *	41,900	967,890
United Parcel Service, Inc., Class B	87,380	6,610,297
US Airways Group, Inc. *	17,400	146,856
UTI Worldwide, Inc.	11,300	168,257
Werner Enterprises, Inc.	5,832	152,390

		35,968,016

Utilities 3.6%
AGL Resources, Inc.	14,829	615,552
Allete, Inc.	5,233	216,908
Alliant Energy Corp.	14,800	627,372
Ameren Corp.	31,100	984,004
American Electric Power Co., Inc.	60,520	2,394,171
American States Water Co.	2,000	72,340
American Water Works Co., Inc.	22,200	748,806
Aqua America, Inc.	15,094	332,974
Atmos Energy Corp.	12,200	395,402
Avista Corp.	7,800	197,652
Black Hills Corp.	3,900	131,664
California Water Service Group	6,000	110,700
Calpine Corp. *	48,400	706,640
CenterPoint Energy, Inc.	48,500	895,795
Central Vermont Public Service Corp.	6,200	218,054
CH Energy Group, Inc.	1,900	108,072
Chesapeake Utilities Corp.	647	27,834
Cleco Corp.	6,400	254,464
CMS Energy Corp.	29,900	652,717
Consolidated Edison, Inc.	37,400	2,205,104
Constellation Energy Group, Inc.	21,500	783,245
Dominion Resources, Inc.	71,580	3,581,863
DTE Energy Co.	20,301	1,080,216
Duke Energy Corp.	163,556	3,485,378
Edison International	37,710	1,547,618
El Paso Electric Co.	5,300	184,440
Entergy Corp.	21,700	1,505,546
Exelon Corp.	82,474	3,280,816
FirstEnergy Corp.	52,656	2,223,136
GenOn Energy, Inc. *	86,304	183,828
Great Plains Energy, Inc.	17,341	357,571
Hawaiian Electric Industries, Inc.	10,700	277,665
IDACORP, Inc.	10,200	429,930
Integrys Energy Group, Inc.	10,540	547,131
ITC Holdings Corp.	5,000	368,550
MDU Resources Group, Inc.	22,425	479,447
MGE Energy, Inc.	2,000	89,720
Middlesex Water Co.	3,000	56,670
National Fuel Gas Co.	8,800	442,464
New Jersey Resources Corp.	6,225	297,057
NextEra Energy, Inc.	53,900	3,225,915
NiSource, Inc.	36,864	837,919
Northeast Utilities	20,124	699,309
Northwest Natural Gas Co.	5,700	271,035
NorthWestern Corp.	7,100	249,494
NRG Energy, Inc. *	30,600	516,528
NSTAR	13,734	617,069
NV Energy, Inc.	27,976	453,211
OGE Energy Corp.	12,500	660,750
ONEOK, Inc.	12,900	1,072,764
Ormat Technologies, Inc.	2,800	45,500
Otter Tail Corp.	4,100	90,569
Pepco Holdings, Inc.	29,300	576,038
PG&E Corp.	51,000	2,073,660
Piedmont Natural Gas Co., Inc.	9,300	306,156
Pinnacle West Capital Corp.	17,800	841,228
PNM Resources, Inc.	8,500	151,385
Portland General Electric Co.	8,200	204,508
PPL Corp.	70,200	1,950,858
Progress Energy, Inc.	34,959	1,899,322
Public Service Enterprise Group, Inc.	63,300	1,920,522
Questar Corp.	22,200	428,016
SCANA Corp.	15,405	690,606
Sempra Energy	26,675	1,517,808
South Jersey Industries, Inc.	2,500	137,200
Southwest Gas Corp.	11,600	484,880
TECO Energy, Inc.	26,700	481,935
The AES Corp. *	96,396	1,230,013
The Empire District Electric Co.	6,500	135,395
The Laclede Group, Inc.	3,300	137,478
The Southern Co.	107,100	4,879,476
UGI Corp.	13,700	368,667
UIL Holdings Corp.	6,166	213,220
Unisource Energy Corp.	3,800	141,588
Unitil Corp.	3,600	99,468
Vectren Corp.	8,766	250,620
Westar Energy, Inc.	11,700	332,748
WGL Holdings, Inc.	6,000	255,900
Wisconsin Energy Corp.	28,300	962,200
Xcel Energy, Inc.	59,395	1,579,907

		66,089,381

Total Common Stock
(Cost $1,431,591,685)		1,832,062,787

Rights 0.0% of net assets

Food, Beverage & Tobacco 0.0%
Pilgrims Pride Corp. (a)(c)*	9,000	1,641

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		1,641

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Magnum Hunter Resources Corp. (a)(c)*	33	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.1% of net assets

Time Deposit 1.0%
Bank of America
0.03%, 02/01/12	18,318,959	18,318,959

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
(0.01)%, 03/15/12 (e)(f)	1,200,000	1,200,003
0.01%, 03/15/12 (e)(f)	250,000	250,001
0.02%, 03/15/12 (e)(f)	10,000	10,000

		1,460,004

Total Short-Term Investments
(Cost $19,778,963)		19,778,963

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Wells Fargo Advantage Government Money Market Fund	8,880,513	8,880,513

Total Collateral Invested for Securities on Loan
(Cost $8,880,513)		8,880,513

End of collateral invested for securities on loan.

At 01/31/12 tax basis cost of the fund’s investments was $1,462,629,475 and the unrealized appreciation and depreciation were $568,591,447 and ($179,377,531), respectively, with a net unrealized appreciation of $389,213,916.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,434 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/16/12	115	9,098,800	449,254
S&P 500 Index, e-mini, Long, expires 03/16/12	155	10,138,550	385,591

Net unrealized gains			834,845

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,796,094,771	$—	$—	$1,796,094,771
Transportation	35,966,223	—	1,793	35,968,016
Warrants(a)	—	—	—	—
Rights(a)	—	—	1,641	1,641
Short-Term Investments(a)	—	19,778,963	—	19,778,963

Total	$1,832,060,994	$19,778,963	$3,434	$1,851,843,391

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,880,513	$—	$—	$8,880,513
Futures Contracts*	834,845	—	—	834,845

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$8,367	($613,436)	$611,701	$—	($4,839)	$—	$—	$1,793
Rights	29	3	1,612	—	(3)	—	—	1,641

Total	$8,396	($613,433)	$613,313	$—	($4,842)	$—	$—	$3,434

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46819JAN12

 23

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	1,169,904,075	1,357,674,617
0.5%		Preferred Stock	5,951,471	7,139,341
0.0%		Rights	173,567	192,827
0.7%		Other Investment Company	9,437,276	9,385,200
0.0%		Short-Term Investment	9,000	9,000

99.8%		Total Investments	1,185,475,389	1,374,400,985
0.9%		Collateral Invested for Securities on Loan	12,634,040	12,634,040
(0	.7)%	Other Assets and Liabilities, Net		(10,190,186)

100.0%		Total Net Assets		1,376,844,839

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 8.8%

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	358,717	8,159,107
Bendigo & Adelaide Bank Ltd.	50,130	440,969
Commonwealth Bank of Australia	212,688	11,427,863
National Australia Bank Ltd.	300,349	7,602,235
Westpac Banking Corp.	413,474	9,268,942

		36,899,116

Capital Goods 0.0%
Leighton Holdings Ltd.	20,663	513,350

Commercial & Professional Supplies 0.2%
Brambles Ltd.	201,968	1,558,606
Campbell Brothers Ltd.	9,211	508,475

		2,067,081

Consumer Services 0.1%
Crown Ltd.	64,300	552,260
Echo Entertainment Group Ltd. *	93,881	360,344
TABCORP Holdings Ltd.	93,458	288,723
Tatts Group Ltd.	179,936	484,701

		1,686,028

Diversified Financials 0.2%
ASX Ltd.	23,898	760,723
Macquarie Group Ltd.	46,040	1,245,504

		2,006,227

Energy 0.6%
Caltex Australia Ltd.	18,421	248,773
Origin Energy Ltd.	145,318	2,120,245
Santos Ltd.	128,649	1,836,616
Woodside Petroleum Ltd.	86,590	3,142,803
WorleyParsons Ltd.	26,381	763,086

		8,111,523

Food & Staples Retailing 0.7%
Metcash Ltd.	104,953	449,932
Wesfarmers Ltd.	137,241	4,412,093
Woolworths Ltd.	166,004	4,366,768

		9,228,793

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	77,601	951,736

Health Care Equipment & Services 0.1%
Cochlear Ltd.	7,752	488,068
Ramsay Health Care Ltd.	17,923	361,367
Sonic Healthcare Ltd.	50,551	602,924

		1,452,359

Insurance 0.4%
AMP Ltd.	383,659	1,740,059
Insurance Australia Group Ltd.	283,686	876,551
QBE Insurance Group Ltd.	149,094	1,815,022
Suncorp Group Ltd.	177,722	1,585,009

		6,016,641

Materials 2.4%
Alumina Ltd.	332,968	452,672
Amcor Ltd.	167,504	1,251,644
BHP Billiton Ltd.	438,212	17,356,842
Boral Ltd.	99,599	426,997
Fortescue Metals Group Ltd.	169,952	909,373
Iluka Resources Ltd.	57,132	1,110,225
Incitec Pivot Ltd.	222,242	756,970
James Hardie Industries SE CDI	59,672	449,000
Lynas Corp Ltd. (b)*	233,856	328,629
Newcrest Mining Ltd.	104,385	3,736,294
OneSteel Ltd.	182,586	143,403
Orica Ltd.	49,664	1,304,931
OZ Minerals Ltd.	44,193	511,565
Rio Tinto Ltd.	59,460	4,362,565
Sims Metal Management Ltd.	22,423	359,638

		33,460,748

Media 0.0%
Fairfax Media Ltd.	304,880	239,484

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	71,617	2,362,944

Real Estate 0.6%
CFS Retail Property Trust	251,853	458,924
Dexus Property Group	660,290	623,939
Goodman Group	958,552	651,856
GPT Group	238,616	782,567
Lend Lease Group	74,007	577,515
Mirvac Group	466,243	611,196
Stockland	325,168	1,159,803

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westfield Group	299,311	2,700,515
Westfield Retail Trust	403,643	1,081,823

		8,648,138

Retailing 0.0%
Harvey Norman Holdings Ltd.	72,477	158,452

Software & Services 0.0%
Computershare Ltd.	60,657	492,282

Telecommunication Services 0.2%
Telstra Corp., Ltd.	594,255	2,100,385

Transportation 0.2%
Asciano Ltd.	133,090	663,794
Qantas Airways Ltd. *	151,449	253,189
QR National Ltd.	233,058	918,441
Toll Holdings Ltd.	92,053	488,274
Transurban Group	178,171	1,038,410

		3,362,108

Utilities 0.1%
AGL Energy Ltd.	62,946	974,583
SP AusNet	194,506	199,279

		1,173,862

		120,931,257

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	25,821	568,858
Raiffeisen Bank International AG (b)	6,669	227,615

		796,473

Energy 0.1%
OMV AG	22,073	724,320

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,240	226,256

Materials 0.0%
Voestalpine AG	14,994	492,828

Real Estate 0.0%
Immofinanz AG *	128,236	413,063

Telecommunication Services 0.1%
Telekom Austria AG	45,336	528,997

Utilities 0.0%
Verbund AG	9,608	261,114

		3,443,051

Belgium 0.9%

Banks 0.0%
KBC GROEP N.V.	21,978	418,996

Capital Goods 0.0%
Bekaert N.V. (b)	5,320	216,991

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	11,298	819,054

Food & Staples Retailing 0.1%
Colruyt S.A.	10,334	391,415
Delhaize Group	13,897	757,615

		1,149,030

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	109,545	6,660,455

Insurance 0.0%
Ageas	301,904	629,252

Materials 0.1%
Solvay S.A.	8,090	800,553
Umicore S.A.	15,555	724,584

		1,525,137

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	13,761	560,529

Telecommunication Services 0.1%
Belgacom S.A.	19,684	615,082
Mobistar S.A.	4,094	205,010

		820,092

		12,799,536

Denmark 1.0%

Banks 0.1%
Danske Bank A/S *	88,996	1,297,166

Capital Goods 0.0%
Vestas Wind Systems A/S (b)*	27,796	313,603

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	14,596	1,112,599

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	3,107	458,692
William Demant Holding A/S *	3,185	263,975

		722,667

Insurance 0.0%
Tryg A/S	3,346	182,010

Materials 0.1%
Novozymes A/S, B Shares	31,461	887,600

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, Class B	58,027	6,895,261

Telecommunication Services 0.0%
TDC A/S	50,657	395,463

Transportation 0.1%
AP Moller - Maersk A/S, Series A	75	527,320
AP Moller - Maersk A/S, Series B	180	1,327,416
DSV A/S	27,836	569,873

		2,424,609

		14,230,978

Finland 0.9%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	15,028	538,015

Capital Goods 0.2%
Kone Oyj, Class B	21,246	1,159,701
Metso Oyj	17,438	762,851
Wartsila Oyj	22,877	773,193

		2,695,745

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	18,850	201,257

Energy 0.0%
Neste Oil Oyj	17,493	196,647

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,130	322,692

Insurance 0.1%
Sampo Oyj, Class A	57,318	1,510,865

Materials 0.1%
Stora Enso Oyj, R Shares	79,383	566,893
UPM-Kymmene Oyj	71,633	920,986

		1,487,879

Media 0.0%
Sanoma Oyj (b)	11,108	150,144

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	12,992	252,412

Technology Hardware & Equipment 0.2%
Nokia Oyj	511,003	2,566,520

Telecommunication Services 0.1%
Elisa Oyj	19,292	406,241

Utilities 0.1%
Fortum Oyj	61,283	1,347,579

		11,675,996

France 9.0%

Automobiles & Components 0.2%
Cie Generale des Etablissements Michelin, Class B	25,383	1,741,637
Peugeot S.A.	20,759	384,120
Renault S.A.	26,229	1,122,045

		3,247,802

Banks 0.7%
BNP Paribas S.A.	131,838	5,607,637
Credit Agricole S.A.	136,340	842,536
Natixis	112,136	345,431
Societe Generale	90,012	2,406,293

		9,201,897

Capital Goods 1.2%
Alstom S.A.	29,856	1,143,491
Bouygues S.A.	25,779	805,119
Compagnie de Saint-Gobain	54,808	2,447,784
Eiffage S.A.	5,526	169,855
European Aeronautic Defence & Space Co. N.V.	55,946	1,881,055
Legrand S.A.	30,536	1,054,352
Safran S.A.	22,762	710,074
Schneider Electric S.A.	66,796	4,158,920
Thales S.A.	13,802	472,955
Vallourec S.A.	15,564	1,053,483
Vinci S.A.	61,586	2,865,363
Wendel	4,484	334,298

		17,096,749

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	7,455	547,107
Edenred	21,577	524,825
Societe BIC S.A.	3,926	349,984

		1,421,916

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	7,581	1,074,489
LVMH Moet Hennessy Louis Vuitton S.A.	34,674	5,617,274

		6,691,763

Consumer Services 0.1%
Accor S.A.	20,125	613,015
Sodexo	12,865	955,810

		1,568,825

Diversified Financials 0.0%
Eurazeo	4,308	187,968

Energy 1.3%
Compagnie Generale De Geophysique-Veritas *	19,684	550,944
Technip S.A.	13,539	1,275,414
Total S.A.	289,643	15,351,582

		17,177,940

Food & Staples Retailing 0.2%
Carrefour S.A.	78,792	1,803,915
Casino Guichard-Perrachon S.A.	7,517	669,815

		2,473,730

Food, Beverage & Tobacco 0.5%
DANONE S.A.	79,684	4,929,630
Pernod Ricard S.A.	26,749	2,573,052

		7,502,682

Health Care Equipment & Services 0.1%
Essilor International S.A.	27,437	2,012,511

Household & Personal Products 0.3%
L’Oreal S.A.	32,802	3,494,073

Insurance 0.3%
AXA S.A.	237,470	3,615,870
CNP Assurances	18,752	252,943
SCOR SE	23,576	593,887

		4,462,700

Materials 0.7%
Air Liquide S.A.	38,712	4,885,624
ArcelorMittal	117,144	2,406,507
Arkema	7,552	612,167
Imerys S.A.	4,634	258,714
Lafarge S.A.	26,328	1,077,248

		9,240,260

Media 0.2%
Eutelsat Communications S.A.	13,516	502,167
JC Decaux S.A. *	9,072	230,605
Lagardere S.C.A.	16,104	458,870
Publicis Groupe	19,628	989,250
SES S.A.	40,893	967,169
Societe Television Francaise 1	16,016	176,745

		3,324,806

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	156,387	11,594,978

Real Estate 0.3%
Fonciere des Regions	3,749	248,020
Gecina S.A.	2,992	286,150
ICADE	3,182	259,690
Klepierre	14,233	428,162
Unibail-Rodamco SE	12,543	2,413,586

		3,635,608

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
PPR	10,384	1,639,717

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	86,971	580,441

Software & Services 0.1%
AtoS	6,751	339,877
Cap Gemini	20,192	738,204
Dassault Systemes S.A.	8,246	684,501

		1,762,582

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	316,604	558,953
Neopost S.A.	4,494	317,733

		876,686

Telecommunication Services 0.6%
France Telecom S.A.	253,008	3,803,497
Iliad S.A.	2,612	315,873
Vivendi	170,157	3,569,795

		7,689,165

Transportation 0.1%
Aeroports de Paris	4,726	349,344
Groupe Eurotunnel S.A. - Reg’d	73,526	606,935

		956,279

Utilities 0.5%
EDF S.A.	33,008	762,204
GDF Suez	168,954	4,599,718
Suez Environnement Co.	38,178	489,133
Veolia Environnement	49,629	565,377

		6,416,432

		124,257,510

Germany 7.6%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	45,179	3,876,975
Continental AG *	11,151	894,145
Daimler AG - Reg’d	123,597	6,859,952
Volkswagen AG	4,026	653,006

		12,284,078

Banks 0.1%
Commerzbank AG (b)*	488,413	1,174,088

Capital Goods 0.9%
Brenntag AG	4,568	478,848
GEA Group AG	23,827	767,679
Hochtief AG	5,779	373,697
MAN SE	8,737	921,713
Siemens AG - Reg’d (b)	112,270	10,602,353

		13,144,290

Consumer Durables & Apparel 0.1%
Adidas AG	28,548	2,062,691

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	126,831	5,404,072
Deutsche Boerse AG *	26,608	1,571,331

		6,975,403

Food & Staples Retailing 0.1%
Metro AG	18,674	720,781

Food, Beverage & Tobacco 0.0%
Suedzucker AG	9,044	267,710

Health Care Equipment & Services 0.3%
Celesio AG	11,605	224,089
Fresenius Medical Care AG & Co. KGaA	28,651	2,048,361
Fresenius SE & Co. KGaA	15,517	1,577,474

		3,849,924

Household & Personal Products 0.1%
Beiersdorf AG	13,999	841,979
Henkel AG & Co. KGaA	17,072	888,678

		1,730,657

Insurance 0.7%
Allianz SE - Reg’d	62,017	6,836,603
Hannover Rueckversicherung AG - Reg’d	8,228	438,339
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	24,420	3,184,544

		10,459,486

Materials 1.3%
BASF SE	125,327	9,667,633
HeidelbergCement AG	19,188	946,716
K&S AG - Reg’d	24,027	1,148,657
Lanxess AG	11,353	742,316
Linde AG	23,300	3,705,194
Salzgitter AG	5,330	319,449
ThyssenKrupp AG	50,861	1,449,861
Wacker Chemie AG (b)	2,134	196,159

		18,175,985

Media 0.1%
Axel Springer AG	5,400	253,703
Kabel Deutschland Holding AG *	12,281	641,558

		895,261

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	112,838	7,926,507
Merck KGaA	8,818	921,384
QIAGEN N.V. *	31,809	519,556

		9,367,447

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	148,287	1,358,902

Software & Services 0.6%
SAP AG	125,551	7,591,028
United Internet AG - Reg’d	14,668	274,619

		7,865,647

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	383,272	4,318,089

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	31,243	433,821
Deutsche Post AG - Reg’d	115,480	1,925,666
Fraport AG	5,014	301,313

		2,660,800

Utilities 0.6%
E.ON AG	245,735	5,272,724
RWE AG	66,777	2,564,440

		7,837,164

		105,148,403

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.1%

Banks 0.1%
National Bank of Greece S.A. *	130,460	471,717

Consumer Services 0.0%
OPAP S.A.	30,470	311,576

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	25,006	464,469

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	33,441	124,104

		1,371,866

Hong Kong 2.9%

Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	508,500	1,340,861
Hang Seng Bank Ltd.	103,136	1,329,384
The Bank of East Asia Ltd. (b)	210,600	858,029
Wing Hang Bank Ltd.	24,500	225,486

		3,753,760

Capital Goods 0.2%
Hutchison Whampoa Ltd.	291,370	2,765,724
NWS Holdings Ltd.	184,000	297,968

		3,063,692

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	101,000	308,943

Consumer Services 0.2%
Galaxy Entertainment Group Ltd. *	170,000	368,638
Sands China Ltd. *	329,600	1,110,460
Shangri-La Asia Ltd.	192,000	398,481
SJM Holdings Ltd.	226,000	403,173
Wynn Macau Ltd.	212,000	541,465

		2,822,217

Diversified Financials 0.2%
First Pacific Co., Ltd.	290,000	331,545
Hong Kong Exchanges & Clearing Ltd.	139,818	2,423,014

		2,754,559

Insurance 0.3%
AIA Group Ltd.	1,150,400	3,836,264

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	189,656	2,550,734
Hang Lung Group Ltd.	120,000	762,792
Hang Lung Properties Ltd.	336,000	1,153,676
Henderson Land Development Co., Ltd.	124,000	672,017
Hopewell Holdings Ltd.	78,000	203,622
Hysan Development Co., Ltd.	87,000	341,691
Kerry Properties Ltd.	98,000	376,171
New World Development Co., Ltd.	490,000	536,066
Sino Land Co., Ltd.	396,000	659,625
Sun Hung Kai Properties Ltd.	192,604	2,664,809
Swire Pacific Ltd., Class A	101,090	1,123,478
Swire Properties Ltd. *	70,763	178,840
The Link REIT	307,000	1,117,590
The Wharf Holdings Ltd.	206,100	1,171,541
Wheelock & Co., Ltd.	124,000	395,649

		13,908,301

Retailing 0.2%
Li & Fung Ltd.	774,000	1,685,569
Lifestyle International Holdings Ltd.	80,500	188,362

		1,873,931

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	27,000	347,431

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	294,000	202,142

Telecommunication Services 0.0%
HKT Trust & HKT Ltd. *	11,869	7,606
PCCW Ltd.	546,000	172,359

		179,965

Transportation 0.1%
Cathay Pacific Airways Ltd.	174,000	344,099
MTR Corp., Ltd.	195,500	650,925
Orient Overseas International Ltd.	30,000	156,236

		1,151,260

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	64,000	363,732
CLP Holdings Ltd.	262,580	2,148,532
Hong Kong & China Gas Co., Ltd.	646,392	1,533,409
Power Assets Holdings Ltd.	189,500	1,367,257

		5,412,930

		39,615,395

Ireland 0.3%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	19,160	703,873

Materials 0.1%
CRH plc	97,761	1,942,555

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	68,254	926,331

Transportation 0.0%
Ryanair Holdings plc *	25,968	142,683

		3,715,442

Israel 0.7%

Banks 0.1%
Bank Hapoalim B.M.	144,407	501,524
Bank Leumi Le-Israel B.M.	160,854	522,570
Israel Discount Bank, Class A *	107,851	154,703
Mizrahi Tefahot Bank Ltd.	16,863	147,068

		1,325,865

Capital Goods 0.0%
Delek Group Ltd.	620	131,636
Elbit Systems Ltd.	3,214	133,663

		265,299

Materials 0.1%
Israel Chemicals Ltd.	57,844	603,736

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Israel Corp., Ltd.	316	191,488

		795,224

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	128,323	5,793,704

Software & Services 0.0%
NICE Systems Ltd. *	8,174	293,176

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	240,228	414,974
Cellcom Israel Ltd.	7,466	108,308

		523,282

		8,996,550

Italy 2.3%

Automobiles & Components 0.1%
Fiat S.p.A.	108,720	654,328
Pirelli & C. S.p.A.	32,458	300,822

		955,150

Banks 0.5%
Banca Carige S.p.A. (b)	88,206	174,514
Banca Monte dei Paschi di Siena S.p.A.	665,860	253,472
Banco Popolare Scarl (b)	240,636	364,149
Intesa Sanpaolo S.p.A.	1,374,858	2,633,353
Intesa Sanpaolo S.p.A. - RSP	127,239	190,605
UniCredit S.p.A.	484,099	2,414,557
Unione di Banche Italiane S.C.P.A. (b)	110,740	509,739

		6,540,389

Capital Goods 0.1%
Fiat Industrial S.p.A. *	100,960	992,160
Finmeccanica S.p.A.	55,222	249,219
Prysmian S.p.A.	27,788	418,281

		1,659,660

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	15,932	524,017

Consumer Services 0.0%
Autogrill S.p.A.	15,620	171,426

Diversified Financials 0.0%
Exor S.p.A.	8,747	202,166
Mediobanca S.p.A.	70,501	415,186

		617,352

Energy 0.7%
ENI S.p.A.	327,921	7,265,692
Saipem S.p.A.	35,929	1,685,431
Tenaris S.A.	64,434	1,266,181

		10,217,304

Insurance 0.2%
Assicurazioni Generali S.p.A.	159,328	2,490,304

Media 0.0%
Mediaset S.p.A.	96,708	286,356

Telecommunication Services 0.2%
Telecom Italia S.p.A.	1,281,520	1,305,935
Telecom Italia S.p.A. - RSP	822,271	692,071

		1,998,006

Transportation 0.1%
Atlantia S.p.A.	45,553	709,901

Utilities 0.4%
A2A S.p.A.	149,621	142,633
Enel Green Power S.p.A.	238,789	475,929
Enel S.p.A.	898,169	3,678,709
Snam Rete Gas S.p.A.	219,282	988,577
Terna - Rete Elettrica Nationale S.p.A.	164,559	603,105

		5,888,953

		32,058,818

Japan 21.2%

Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	26,100	826,260
Bridgestone Corp.	88,757	2,030,854
Daihatsu Motor Co., Ltd.	26,000	503,027
Denso Corp.	66,300	1,974,772
Fuji Heavy Industries Ltd.	80,000	545,049
Honda Motor Co., Ltd.	222,439	7,676,722
Isuzu Motors Ltd.	162,000	822,702
Koito Manufacturing Co., Ltd.	13,000	210,123
Mazda Motor Corp. *	206,000	341,661
Mitsubishi Motors Corp. *	529,000	640,406
NGK Spark Plug Co., Ltd.	21,000	259,706
NHK Spring Co., Ltd.	20,000	192,328
Nissan Motor Co., Ltd.	338,396	3,205,727
NOK Corp.	14,200	266,041
Stanley Electric Co., Ltd.	19,800	304,396
Sumitomo Rubber Industries Ltd.	23,400	279,233
Suzuki Motor Corp.	45,900	1,049,071
Toyoda Gosei Co., Ltd.	8,800	143,552
Toyota Industries Corp.	24,500	704,553
Toyota Motor Corp.	376,403	13,882,678
Yamaha Motor Co., Ltd.	38,200	507,040

		36,365,901

Banks 2.0%
Aozora Bank Ltd.	79,000	220,334
Fukuoka Financial Group, Inc.	106,000	453,544
Hokuhoku Financial Group, Inc.	171,000	342,517
Mitsubishi UFJ Financial Group, Inc.	1,738,209	8,031,219
Mizuho Financial Group, Inc.	3,112,234	4,713,144
Resona Holdings, Inc.	257,400	1,150,535
Seven Bank Ltd.	81,200	170,942
Shinsei Bank, Ltd.	188,000	212,536
Sumitomo Mitsui Financial Group, Inc.	183,346	5,863,457
Sumitomo Mitsui Trust Holdings, Inc.	425,000	1,333,266
Suruga Bank Ltd.	25,000	222,813
The Bank of Kyoto Ltd.	44,000	380,155
The Bank of Yokohama Ltd.	167,000	775,565
The Chiba Bank Ltd.	104,000	647,185
The Chugoku Bank Ltd.	24,000	328,026
The Gunma Bank Ltd.	52,000	283,909
The Hachijuni Bank Ltd.	57,000	334,739

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Hiroshima Bank Ltd.	68,000	320,239
The Iyo Bank Ltd.	33,000	317,801
The Joyo Bank Ltd.	89,000	394,880
The Nishi-Nippon City Bank Ltd.	92,000	270,157
The Shizuoka Bank Ltd.	79,000	812,755
Yamaguchi Financial Group, Inc.	28,000	268,674

		27,848,392

Capital Goods 3.4%
Amada Co., Ltd.	49,000	339,655
Asahi Glass Co., Ltd.	138,000	1,125,684
Chiyoda Corp.	21,000	245,453
Daikin Industries Ltd.	32,000	929,875
Fanuc Corp.	26,100	4,394,391
Fuji Electric Co., Ltd.	76,000	201,320
Furukawa Electric Co., Ltd.	90,000	240,399
GS Yuasa Corp.	48,000	283,646
Hino Motors Ltd.	35,000	225,208
Hitachi Construction Machinery Co., Ltd. (b)	14,600	289,354
IHI Corp.	180,000	473,997
ITOCHU Corp.	210,000	2,286,771
JGC Corp.	28,000	774,588
JS Group Corp.	36,300	752,064
JTEKT Corp.	30,300	325,006
Kajima Corp.	115,000	389,445
Kawasaki Heavy Industries Ltd.	194,000	572,006
Kinden Corp.	18,000	157,922
Komatsu Ltd.	129,509	3,652,307
Kubota Corp.	156,000	1,410,810
Kurita Water Industries Ltd.	15,400	419,517
Mabuchi Motor Co., Ltd.	3,300	141,816
Makita Corp.	15,300	579,004
Marubeni Corp.	233,000	1,611,405
Mitsubishi Corp.	191,800	4,386,141
Mitsubishi Electric Corp.	264,000	2,376,918
Mitsubishi Heavy Industries Ltd.	414,000	1,900,351
Mitsui & Co., Ltd.	236,200	4,015,257
Nabtesco Corp.	13,000	277,261
NGK Insulators Ltd.	35,000	450,133
Nidec Corp.	14,600	1,398,747
Nippon Sheet Glass Co., Ltd.	123,000	248,739
NSK Ltd.	60,000	447,004
NTN Corp.	65,000	268,182
Obayashi Corp.	89,000	429,298
Shimizu Corp.	81,000	370,404
SMC Corp.	7,400	1,285,419
Sojitz Corp.	170,800	294,975
Sumitomo Corp.	153,600	2,213,923
Sumitomo Electric Industries Ltd.	102,900	1,243,183
Sumitomo Heavy Industries Ltd.	75,000	481,426
Taisei Corp.	140,000	387,877
The Japan Steel Works Ltd.	43,000	348,337
THK Co., Ltd.	16,400	353,472
TOTO Ltd.	40,000	326,323
Toyota Tsusho Corp.	29,000	550,903
Ushio, Inc.	14,300	209,031

		46,084,947

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	819,604
Secom Co., Ltd.	28,600	1,340,056
Toppan Printing Co., Ltd.	76,000	609,269

		2,768,929

Consumer Durables & Apparel 0.8%
Asics Corp.	20,000	227,340
Casio Computer Co., Ltd.	32,000	188,302
Namco Bandai Holdings, Inc.	26,700	380,719
Nikon Corp.	46,000	1,127,990
Panasonic Corp.	301,212	2,438,498
Rinnai Corp.	4,400	306,055
Sankyo Co., Ltd.	7,300	357,495
Sega Sammy Holdings, Inc.	29,100	632,838
Sekisui Chemical Co., Ltd.	59,000	517,993
Sekisui House Ltd.	79,000	742,872
Sharp Corp.	136,785	1,179,783
Shimano, Inc.	10,200	504,679
Sony Corp.	137,100	2,506,667
Yamaha Corp.	22,000	202,864

		11,314,095

Consumer Services 0.1%
Benesse Holdings, Inc.	9,200	428,781
McDonald’s Holdings Co., Ltd.	9,000	244,896
Oriental Land Co., Ltd.	6,800	723,558

		1,397,235

Diversified Financials 0.4%
Aeon Credit Service Co., Ltd.	10,700	164,184
Credit Saison Co., Ltd.	20,200	412,153
Daiwa Securities Group, Inc.	227,000	817,916
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,950	333,486
Nomura Holdings, Inc.	495,500	1,826,752
ORIX Corp.	14,290	1,339,220
SBI Holdings, Inc.	3,059	231,402

		5,125,113

Energy 0.4%
Cosmo Oil Co., Ltd.	81,000	236,133
Idemitsu Kosan Co., Ltd.	3,000	325,244
Inpex Corp.	299	2,045,631
Japan Petroleum Exploration Co.	3,900	172,977
JX Holdings, Inc.	306,000	1,855,622
Showa Shell Sekiyu K.K.	25,700	176,506
TonenGeneral Sekiyu K.K.	39,000	372,292

		5,184,405

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	81,900	1,081,585
FamilyMart Co., Ltd.	8,700	352,925
Lawson, Inc.	8,200	498,964
Seven & i Holdings Co., Ltd.	102,803	2,901,675

		4,835,149

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	91,000	1,101,397
Asahi Group Holdings Ltd.	52,800	1,170,405
Coca-Cola West Co., Ltd.	8,300	142,967
Japan Tobacco, Inc.	614	3,031,890
Kikkoman Corp.	22,000	255,654
Kirin Holdings Co., Ltd.	112,000	1,378,126
Meiji Holdings Co., Ltd.	9,400	411,702
Nippon Meat Packers, Inc.	23,000	292,785
Nisshin Seifun Group, Inc.	25,500	309,184
Nissin Food Holdings Co., Ltd.	8,000	304,882

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyo Suisan Kaisha Ltd.	12,000	295,938
Yakult Honsha Co., Ltd.	13,200	405,597
Yamazaki Baking Co., Ltd.	16,000	212,180

		9,312,707

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	5,300	232,641
Medipal Holdings Corp.	20,000	218,354
Miraca Holdings, Inc.	7,600	285,160
Suzuken Co., Ltd.	10,000	292,339
Sysmex Corp.	9,800	324,219
Terumo Corp.	22,500	1,080,514

		2,433,227

Household & Personal Products 0.3%
Kao Corp.	73,619	1,940,580
Shiseido Co., Ltd.	49,000	901,950
Unicharm Corp.	15,500	815,387

		3,657,917

Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	79,262	1,629,139
NKSJ Holdings, Inc.	51,500	1,124,484
Sony Financial Holdings, Inc.	23,700	395,114
T&D Holdings, Inc.	79,000	805,604
The Dai-ichi Life Insurance Co., Ltd.	1,229	1,290,249
Tokio Marine Holdings, Inc.	98,799	2,480,265

		7,724,855

Materials 1.5%
Air Water, Inc.	20,000	263,901
Asahi Kasei Corp.	172,000	1,091,719
Daicel Corp.	40,000	251,526
Daido Steel Co., Ltd.	39,000	256,012
Denki Kagaku Kogyo K.K.	66,000	261,077
Hitachi Chemical Co., Ltd.	14,200	250,745
Hitachi Metals Ltd.	22,000	252,987
JFE Holdings, Inc.	62,900	1,123,729
JSR Corp.	24,400	500,860
Kaneka Corp.	38,000	212,969
Kansai Paint Co., Ltd.	30,000	283,833
Kobe Steel Ltd.	340,000	559,200
Kuraray Co., Ltd.	47,000	684,498
Maruichi Steel Tube Ltd.	6,400	149,584
Mitsubhishi Gas Chemical Co., Inc.	53,000	299,873
Mitsubishi Chemical Holdings Corp.	185,000	1,041,211
Mitsubishi Materials Corp.	153,000	478,962
Mitsui Chemicals, Inc.	112,000	354,928
Nippon Paper Group, Inc.	13,500	290,000
Nippon Steel Corp.	697,000	1,713,753
Nisshin Steel Co., Ltd.	95,000	147,504
Nitto Denko Corp.	22,500	800,673
OJI Paper Co., Ltd.	116,000	597,187
Shin-Etsu Chemical Co., Ltd.	55,260	2,877,724
Showa Denko K.K.	204,000	445,902
Sumitomo Chemical Co., Ltd.	215,000	867,743
Sumitomo Metal Industries Ltd.	459,000	821,528
Sumitomo Metal Mining Co., Ltd.	71,000	1,025,323
Taiyo Nippon Sanso Corp.	36,000	251,536
Teijin Ltd.	128,000	415,855
Toray Industries, Inc.	200,000	1,506,040
Tosoh Corp.	70,000	197,883
Toyo Seikan Kaisha Ltd.	20,700	306,950
Ube Industries Ltd.	138,000	397,600
Yamato Kogyo Co., Ltd.	5,700	179,516

		21,160,331

Media 0.1%
Dentsu, Inc.	24,700	826,296
Hakuhodo DY Holdings, Inc.	3,180	195,533
Jupiter Telecommunications Co., Ltd.	237	236,423
Toho Co., Ltd.	15,500	269,970

		1,528,222

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	60,670	2,492,964
Chugai Pharmaceutical Co., Ltd.	30,500	485,862
Daiichi Sankyo Co., Ltd.	92,500	1,765,957
Dainippon Sumitomo Pharma Co., Ltd.	21,800	251,975
Eisai Co., Ltd.	34,400	1,425,907
Hisamitsu Pharmaceutical Co., Inc.	8,400	364,450
Kyowa Hakko Kirin Co., Ltd.	36,000	444,460
Mitsubishi Tanabe Pharma Corp.	31,000	438,097
Ono Pharmaceutical Co., Ltd.	11,300	638,085
Otsuka Holdings Co. Ltd.	34,300	972,590
Santen Pharmaceutical Co., Ltd.	10,100	414,668
Shionogi & Co., Ltd.	41,000	547,952
Taisho Pharmaceutical Holdings Co., Ltd. *	5,000	439,517
Takeda Pharmaceutical Co., Ltd.	108,600	4,721,356
Tsumura & Co.	8,200	244,891

		15,648,731

Real Estate 0.7%
Aeon Mall Co., Ltd.	9,900	219,769
Daito Trust Construction Co., Ltd.	9,900	934,762
Daiwa House Industry Co., Ltd.	65,000	822,260
Japan Prime Realty Investment Corp.	93	222,561
Japan Real Estate Investment Corp.	63	551,862
Japan Retail Fund Investment Corp.	256	372,118
Mitsubishi Estate Co., Ltd.	170,502	2,729,345
Mitsui Fudosan Co., Ltd.	113,777	1,877,614
Nippon Building Fund, Inc.	75	673,941
Nomura Real Estate Holdings, Inc.	13,000	202,417
Nomura Real Estate Office Fund, Inc.	37	198,487
Sumitomo Realty & Development Co., Ltd.	49,000	933,812
Tokyu Land Corp.	58,000	241,642

		9,980,590

Retailing 0.4%
ABC-Mart, Inc.	3,600	128,984
Fast Retailing Co., Ltd.	7,200	1,435,099
Isetan Mitsukoshi Holdings Ltd.	51,200	577,896
J. Front Retailing Co., Ltd.	66,000	325,839
Marui Group Co., Ltd.	30,000	241,537
Nitori Holdings Co., Ltd.	5,100	469,032
Rakuten, Inc.	1,000	1,012,216
Sanrio Co., Ltd.	6,100	273,836

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shimamura Co., Ltd.	3,000	310,485
Takashimaya Co., Ltd.	36,000	280,448
USS Co., Ltd.	2,990	285,992
Yamada Denki Co., Ltd.	11,210	717,220

		6,058,584

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	20,400	234,763
Elpida Memory, Inc. (b)*	35,200	149,544
Rohm Co., Ltd.	13,200	654,219
Sumco Corp. *	15,800	135,577
Tokyo Electron Ltd.	23,400	1,333,925

		2,508,028

Software & Services 0.4%
Dena Co., Ltd.	13,300	337,440
Gree, Inc.	13,000	377,272
Itochu Techno-Solutions Corp.	3,800	176,376
Konami Corp.	12,700	336,701
Nintendo Co., Ltd.	13,539	1,838,689
Nomura Research Institute Ltd.	13,800	314,762
NTT Data Corp.	172	565,340
Oracle Corp., Japan	5,200	182,218
Otsuka Corp.	2,200	157,877
Square Enix Holdings Co., Ltd.	8,700	175,714
Trend Micro, Inc.	14,500	461,147
Yahoo Japan Corp.	1,984	607,063

		5,530,599

Technology Hardware & Equipment 2.0%
Brother Industries Ltd.	32,200	434,360
Canon, Inc.	154,695	6,640,330
Citizen Holdings Co., Ltd.	36,000	218,927
FUJIFILM Holdings Corp.	63,211	1,501,928
Fujitsu Ltd.	254,000	1,359,587
Hamamatsu Photonics K.K.	9,100	327,820
Hirose Electric Co., Ltd.	4,400	423,501
Hitachi High-Technologies Corp.	8,400	184,678
Hitachi Ltd.	617,079	3,432,710
Hoya Corp.	59,407	1,262,769
Ibiden Co., Ltd.	16,500	336,737
Keyence Corp.	5,700	1,425,553
Konica Minolta Holdings, Inc.	65,500	477,732
Kyocera Corp.	20,900	1,785,843
Murata Manufacturing Co., Ltd.	28,074	1,606,838
NEC Corp. *	355,000	710,500
Nippon Electric Glass Co., Ltd.	54,000	470,886
Omron Corp.	27,700	558,481
Ricoh Co., Ltd.	89,000	752,171
Seiko Epson Corp.	17,700	225,918
Shimadzu Corp.	32,000	279,626
TDK Corp.	16,800	802,361
Toshiba Corp.	549,178	2,335,794
Yaskawa Electric Corp.	29,000	256,340
Yokogawa Electric Corp. *	29,300	289,935

		28,101,325

Telecommunication Services 0.9%
KDDI Corp.	398	2,527,474
Nippon Telegraph & Telephone Corp.	65,278	3,274,686
NTT DoCoMo, Inc.	2,098	3,730,747
Softbank Corp.	120,900	3,378,651

		12,911,558

Transportation 1.0%
All Nippon Airways Co., Ltd. (b)	114,000	332,811
Central Japan Railway Co.	205	1,764,730
East Japan Railway Co.	46,360	3,008,946
Kamigumi Co., Ltd.	34,000	299,914
Kawasaki Kisen Kaisha Ltd.	99,000	187,822
Keikyu Corp.	64,000	587,899
Keio Corp.	79,000	583,078
Keisei Electric Railway Co., Ltd.	38,000	286,756
Kintetsu Corp. (b)	222,000	894,191
Mitsubishi Logistics Corp.	16,000	184,856
Mitsui O.S.K. Lines Ltd.	156,000	591,049
Nippon Express Co., Ltd.	116,000	465,535
Nippon Yusen K.K.	209,000	531,068
Odakyu Electric Railway Co., Ltd.	85,000	845,053
Tobu Railway Co., Ltd.	139,000	728,907
Tokyu Corp.	155,000	763,744
West Japan Railway Co.	23,100	981,563
Yamato Holdings Co., Ltd.	54,000	895,142

		13,933,064

Utilities 0.8%
Chubu Electric Power Co., Inc.	93,200	1,717,027
Electric Power Development Co., Ltd.	15,900	422,930
Hokkaido Electric Power Co., Inc.	25,000	356,595
Hokuriku Electric Power Co.	23,000	446,889
Kyushu Electric Power Co., Inc.	55,000	791,248
Osaka Gas Co., Ltd.	256,000	1,029,272
Shikoku Electric Power Co., Inc.	24,900	722,229
The Chugoku Electric Power Co., Inc.	40,500	741,799
The Kansai Electric Power Co., Inc.	102,500	1,653,500
The Tokyo Electric Power Co., Inc. *	193,990	534,666
Toho Gas Co., Ltd.	56,000	363,494
Tohoku Electric Power Co., Inc.	67,100	632,741
Tokyo Gas Co., Ltd.	339,201	1,569,362

		10,981,752

		292,395,656

Netherlands 2.4%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	9,644	374,461
Koninklijke Philips Electronics N.V.	137,676	2,788,594

		3,163,055

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	16,328	557,660

Diversified Financials 0.3%
ING Groep N.V. CVA *	522,639	4,768,343

Energy 0.1%
Fugro N.V. CVA	9,440	622,306
SBM Offshore N.V.	23,355	396,882

		1,019,188

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	158,541	2,103,857

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	16,523	668,646
Heineken N.V.	35,368	1,637,220
Unilever N.V. CVA	222,278	7,407,514

		9,713,380

Insurance 0.1%
Aegon N.V. *	234,517	1,139,316
Delta Lloyd N.V.	14,000	256,586

		1,395,902

Materials 0.2%
Akzo Nobel N.V.	31,611	1,649,449
Koninklijke DSM N.V.	21,042	1,081,556

		2,731,005

Media 0.1%
Reed Elsevier N.V.	93,858	1,120,186
Wolters Kluwer N.V.	41,162	747,797

		1,867,983

Real Estate 0.0%
Corio N.V.	8,186	381,473

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	58,849	2,529,868

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	201,610	2,212,352

Transportation 0.1%
Koninklijke Vopak N.V.	9,594	522,411
TNT Express N.V.	48,178	404,593

		927,004

		33,371,070

New Zealand 0.1%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	78,727	229,033

Materials 0.1%
Fletcher Building Ltd.	92,592	497,974

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	262,628	457,970

Transportation 0.0%
Auckland International Airport Ltd.	126,326	255,693

Utilities 0.0%
Contact Energy Ltd. *	47,421	187,063

		1,627,733

Norway 0.9%

Banks 0.1%
DnB A.S.A.	133,336	1,406,710

Capital Goods 0.1%
Orkla A.S.A.	105,200	853,492

Energy 0.5%
Aker Solutions A.S.A.	22,400	275,581
Seadrill Ltd.	44,800	1,668,167
Statoil A.S.A.	152,311	3,834,763
Subsea 7 S.A. *	38,400	778,405

		6,556,916

Insurance 0.0%
Gjensidige Forsikring A.S.A.	27,290	315,457

Materials 0.1%
Norsk Hydro A.S.A.	127,000	672,269
Yara International A.S.A.	25,600	1,032,410

		1,704,679

Telecommunication Services 0.1%
Telenor A.S.A.	98,838	1,612,165

		12,449,419

Portugal 0.2%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	38,642	623,895

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A. *	30,054	502,143

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	27,508	185,466

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	91,748	456,134

Utilities 0.1%
EDP - Energias de Portugal S.A.	260,423	760,237
EDP Renovaveis S.A. *	29,756	171,426

		931,663

		2,699,301

Singapore 1.8%

Banks 0.5%
DBS Group Holdings Ltd.	246,246	2,642,921
Oversea-Chinese Banking Corp., Ltd.	346,552	2,361,249
United Overseas Bank Ltd.	171,233	2,350,535

		7,354,705

Capital Goods 0.3%
Fraser & Neave Ltd.	125,000	673,837
Keppel Corp., Ltd.	194,800	1,676,538
Noble Group Ltd.	526,000	561,442
SembCorp Industries Ltd.	134,000	506,783
SembCorp Marine Ltd.	114,000	448,176
Singapore Technologies Engineering Ltd.	208,000	486,717
Yangzijiang Shipbuilding Holdings Ltd.	262,000	229,233

		4,582,726

Consumer Services 0.1%
Genting Singapore plc *	836,000	1,079,237

Diversified Financials 0.1%
Singapore Exchange Ltd.	117,000	602,827

Food & Staples Retailing 0.0%
Olam International Ltd.	200,000	411,474

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	911,000	530,523

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wilmar International Ltd.	262,000	1,111,680

		1,642,203

Media 0.1%
Singapore Press Holdings Ltd.	209,000	615,867

Real Estate 0.2%
Ascendas REIT	242,000	358,430
Capitaland Ltd.	350,000	729,750
CapitaMall Trust REIT	296,000	401,590
CapitaMalls Asia Ltd.	186,000	195,322
City Developments Ltd.	68,000	531,852
Global Logistic Properties Ltd. *	251,000	396,419
Keppel Land Ltd.	102,000	230,158
UOL Group Ltd.	63,000	229,944

		3,073,465

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	15,000	610,944

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,131,237	2,786,138
StarHub Ltd.	82,000	184,312

		2,970,450

Transportation 0.1%
ComfortDelGro Corp., Ltd.	257,000	302,782
Hutchison Port Holdings Trust	713,000	533,842
Singapore Airlines Ltd.	74,000	651,690

		1,488,314

		24,432,212

Spain 3.1%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	625,431	5,487,651
Banco de Sabadell S.A.	151,733	561,059
Banco Popular Espanol S.A.	133,736	576,066
Banco Santander S.A.	1,151,685	8,993,381
Bankia S.A. *	118,206	535,911
Bankinter S.A.	29,071	195,460
CaixaBank	102,935	517,931

		16,867,459

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	19,321	597,033
Ferrovial S.A.	50,044	586,340
Fomento de Construcciones y Contratas S.A. (b)	6,948	163,499
Zardoya Otis S.A.	20,026	285,969

		1,632,841

Energy 0.2%
Repsol YPF S.A.	108,282	2,985,819

Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion S.A. *	78,792	364,732

Insurance 0.0%
Mapfre S.A.	105,052	349,879

Materials 0.0%
Acerinox S.A. (b)	13,607	193,337

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	18,897	345,456

Retailing 0.2%
Industria de Diseno Textil S.A.	29,769	2,601,404

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	42,751	733,474
Indra Sistemas S.A.	13,438	177,243

		910,717

Telecommunication Services 0.7%
Telefonica S.A.	560,486	9,781,666

Transportation 0.1%
Abertis Infraestructuras S.A.	52,942	893,577
International Consolidated Airlines Group S.A. *	126,584	353,086

		1,246,663

Utilities 0.4%
Acciona S.A.	3,469	278,943
Enagas S.A.	24,432	489,885
Gas Natural SDG S.A.	47,360	776,136
Iberdrola S.A.	521,737	3,081,922
Red Electrica Corp. S.A.	14,766	679,998

		5,306,884

		42,586,857

Sweden 3.1%

Banks 0.6%
Nordea Bank AB	358,966	3,013,314
Skandinaviska Enskilda Banken AB, A Shares	192,466	1,213,019
Svenska Handelsbanken AB, A Shares	66,840	2,010,436
Swedbank AB, A Shares	110,454	1,589,844

		7,826,613

Capital Goods 0.9%
Alfa Laval AB	46,070	945,696
Assa Abloy AB, Class B	42,869	1,166,490
Atlas Copco AB, A Shares	91,629	2,184,885
Atlas Copco AB, B Shares	53,246	1,128,429
Sandvik AB	137,590	2,039,265
Scania AB, B Shares	43,664	754,246
Skanska AB, B Shares	54,571	955,432
SKF AB, B Shares	53,410	1,265,450
Volvo AB, B Shares	189,501	2,459,938

		12,899,831

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	42,726	402,541

Consumer Durables & Apparel 0.1%
Electrolux AB, Class B	32,815	602,913
Husqvarna AB, B Shares	60,834	321,803

		924,716

Diversified Financials 0.2%
Industrivarden AB, C Shares	16,064	228,518
Investor AB, B Shares	62,151	1,260,478
Kinnevik Investment AB, B Shares	28,060	587,690

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ratos AB, B Shares	26,143	330,094

		2,406,780

Energy 0.0%
Lundin Petroleum AB *	30,365	685,701

Food, Beverage & Tobacco 0.1%
Swedish Match AB	29,064	1,013,372

Health Care Equipment & Services 0.1%
Getinge AB, B Shares	27,310	742,993

Materials 0.2%
Boliden AB	37,321	640,171
Holmen AB, B Shares	7,206	209,007
SSAB AB, A Shares	21,354	224,548
Svenska Cellulosa AB, B Shares	78,834	1,318,802

		2,392,528

Media 0.0%
Modern Times Group AB, B Shares	6,648	333,399

Retailing 0.3%
Hennes & Mauritz AB, B Shares	139,517	4,571,070

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	34,580	598,407
Telefonaktiebolaget LM Ericsson, B Shares	410,936	3,824,263

		4,422,670

Telecommunication Services 0.3%
Millicom International Cellular S.A.	10,418	1,031,382
Tele2 AB, B Shares	43,259	827,214
TeliaSonera AB	295,422	1,969,447

		3,828,043

		42,450,257

Switzerland 8.3%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	299,117	6,242,514
Geberit AG - Reg’d *	5,342	1,105,587
Schindler Holding AG	6,633	771,898
Schindler Holding AG - Reg’d	2,938	341,977
Sulzer AG - Reg’d	3,272	410,977

		8,872,953

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	18,078	860,818
SGS S.A. - Reg’d	760	1,368,146

		2,228,964

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., Series A	71,227	4,048,244
The Swatch Group AG - Bearer Shares	4,208	1,780,350
The Swatch Group AG - Reg’d	5,924	436,280

		6,264,874

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	154,492	4,019,796
GAM Holding AG *	26,785	343,181
Julius Baer Group Ltd. *	28,195	1,149,024
Pargesa Holding S.A.	3,688	258,971
Partners Group Holding AG	1,822	318,965
UBS AG - Reg’d *	496,598	6,775,187

		12,865,124

Energy 0.2%
Transocean Ltd.	47,198	2,248,626

Food, Beverage & Tobacco 2.0%
Aryzta AG *	11,530	532,977
Barry Callebaut AG - Reg’d *	247	232,564
Lindt & Spruengli AG	122	352,672
Lindt & Spruengli AG - Reg’d	16	547,540
Nestle S.A. - Reg’d	450,289	25,839,399

		27,505,152

Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg’d *	6,704	687,385
Straumann Holding AG - Reg’d	1,070	192,794
Synthes, Inc. - Reg’d	8,762	1,493,596

		2,373,775

Insurance 0.6%
Baloise Holding AG - Reg’d	6,481	497,695
Swiss Life Holding AG - Reg’d *	4,159	413,496
Swiss Re AG *	47,111	2,563,671
Zurich Financial Services AG *	19,872	4,782,582

		8,257,444

Materials 0.5%
Givaudan S.A. - Reg’d *	1,134	1,060,910
Holcim Ltd. - Reg’d *	33,473	1,915,709
Sika AG	279	577,079
Syngenta AG - Reg’d *	12,908	3,919,825

		7,473,523

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Actelion Ltd. - Reg’d *	15,099	579,386
Lonza Group AG - Reg’d *	6,860	371,578
Novartis AG - Reg’d	318,447	17,283,183
Roche Holding AG	95,865	16,263,923

		34,498,070

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,291	1,301,056

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d *	7,368	928,265

		114,817,826

United Kingdom 22.7%

Automobiles & Components 0.1%
GKN plc	211,927	701,838

Banks 2.7%
Barclays plc	1,580,385	5,299,123
HSBC Holdings plc	2,435,179	20,346,196
Lloyds Banking Group plc *	5,626,694	2,720,984
Royal Bank of Scotland Group plc *	2,424,448	1,017,221
Standard Chartered plc	324,638	7,845,810

		37,229,334

Capital Goods 0.8%
BAE Systems plc	458,824	2,229,655
Balfour Beatty plc	93,770	405,650

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bunzl plc	45,083	612,392
Cobham plc	150,684	435,476
Invensys plc	110,792	353,761
Meggitt plc	106,056	607,655
Rolls-Royce Holdings plc *	255,467	2,966,477
Smiths Group plc	53,553	811,652
The Weir Group plc	28,836	890,889
Wolseley plc	38,877	1,348,464

		10,662,071

Commercial & Professional Supplies 0.5%
Aggreko plc	36,295	1,200,595
Babcock International Group plc	48,999	564,171
Capita Group plc	83,687	811,985
Experian plc	136,944	1,857,976
G4S plc	192,487	818,488
Intertek Group plc	21,852	728,336
Serco Group plc	67,334	539,769

		6,521,320

Consumer Durables & Apparel 0.1%
Burberry Group plc	59,816	1,267,627

Consumer Services 0.3%
Carnival plc	24,999	747,723
Compass Group plc	258,865	2,405,972
InterContinental Hotels Group plc	39,611	807,760
TUI Travel plc	68,649	207,296
Whitbread plc	24,188	627,618

		4,796,369

Diversified Financials 0.2%
3i Group plc	132,467	386,029
ICAP plc	75,860	402,031
Investec plc	73,220	434,116
London Stock Exchange Group plc	20,346	279,484
Man Group plc	257,314	470,398
Schroders plc	15,420	352,662

		2,324,720

Energy 4.8%
AMEC plc	45,327	719,097
BG Group plc	462,551	10,422,470
BP plc	2,584,806	19,444,438
Cairn Energy plc *	191,890	855,116
Essar Energy plc *	44,464	90,829
Petrofac Ltd.	35,391	813,922
Royal Dutch Shell plc, A Shares	493,817	17,519,047
Royal Dutch Shell plc, B Shares	366,283	13,386,580
Tullow Oil plc	123,342	2,709,194

		65,960,693

Food & Staples Retailing 0.6%
J. Sainsbury plc	166,478	757,685
Tesco plc	1,093,780	5,515,438
WM Morrison Supermarkets plc	298,735	1,347,736

		7,620,859

Food, Beverage & Tobacco 2.7%
Associated British Foods plc	49,782	905,438
British American Tobacco plc	269,753	12,421,641
Diageo plc	341,676	7,562,632
Imperial Tobacco Group plc	138,266	4,951,625
SABMiller plc	130,062	4,943,540
Tate & Lyle plc	63,775	666,207
Unilever plc	175,129	5,659,628

		37,110,711

Health Care Equipment & Services 0.1%
Smith & Nephew plc	121,818	1,180,558

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	84,490	4,501,034

Insurance 0.9%
Admiral Group plc	27,667	410,254
Aviva plc	390,663	2,154,420
Legal & General Group plc	801,173	1,457,949
Old Mutual plc	762,995	1,758,987
Prudential plc	347,651	3,845,372
Resolution Ltd.	194,532	838,148
RSA Insurance Group plc	480,961	803,942
Standard Life plc	317,684	1,092,279

		12,361,351

Materials 2.9%
Anglo American plc	180,548	7,493,357
Antofagasta plc	52,809	1,080,894
BHP Billiton plc	288,194	9,688,171
Eurasian Natural Resources Corp.	35,143	383,469
Fresnillo plc	24,967	684,165
Glencore International plc	113,353	736,922
Johnson Matthey plc	29,293	949,229
Kazakhmys plc	29,214	525,241
Lonmin plc	22,122	361,055
Randgold Resources Ltd.	12,484	1,421,487
Rexam plc	119,663	706,619
Rio Tinto plc	190,882	11,498,985
Vedanta Resources plc	16,318	308,450
Xstrata plc	283,175	4,820,015

		40,658,059

Media 0.6%
British Sky Broadcasting Group plc	154,910	1,686,841
ITV plc	504,142	596,509
Pearson plc	111,151	2,058,104
Reed Elsevier plc	165,989	1,375,293
WPP plc	172,097	2,026,056

		7,742,803

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	183,377	8,831,980
GlaxoSmithKline plc	692,396	15,401,509
Shire plc	76,749	2,547,835

		26,781,324

Real Estate 0.2%
British Land Co. plc	115,224	888,717
Capital Shopping Centers Group plc	76,214	388,803
Hammerson plc	97,236	578,842
Land Securities Group plc	105,823	1,125,655
Segro plc	101,202	351,045

		3,333,062

Retailing 0.2%
Kingfisher plc	322,595	1,302,510
Marks & Spencer Group plc	216,320	1,115,916

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Next plc	23,533	972,547

		3,390,973

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	184,035	1,771,217

Software & Services 0.1%
The Sage Group plc	180,600	835,569

Telecommunication Services 1.6%
BT Group plc	1,060,708	3,412,375
Inmarsat plc	61,946	391,338
Vodafone Group plc	6,935,927	18,707,301

		22,511,014

Utilities 1.0%
Centrica plc	705,667	3,267,324
International Power plc	208,519	1,103,699
National Grid plc	485,656	4,836,049
Severn Trent plc	32,415	779,773
SSE plc	127,849	2,466,710
United Utilities Group plc	93,029	883,423

		13,336,978

		312,599,484

Total Common Stock
(Cost $1,169,904,075)		1,357,674,617

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	7,122	406,650
Porsche Automobil Holding SE	20,894	1,286,661
Volkswagen AG	19,734	3,507,555

		5,200,866

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	24,311	1,502,093

Media 0.0%
ProSiebenSat.1 Media AG	10,450	246,119

Utilities 0.0%
RWE AG	5,322	190,263

Total Preferred Stock
(Cost $5,951,471)		7,139,341

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. (a)*	1,151,685	192,827

Total Rights
(Cost $173,567)		192,827

Other Investment Company 0.7% of net assets

United States 0.7%
iShares MSCI EAFE Index Fund	180,000	9,385,200

Total Other Investment Company
(Cost $9,437,276)		9,385,200

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

Time Deposit 0.0%
Brown Brothers Harriman
0.03%, 02/01/12	9,000	9,000

Total Short-Term Investment
(Cost $9,000)		9,000

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.9% of net assets

Wells Fargo Advantage Government Money Market Fund	12,634,040	12,634,040

Total Collateral Invested for Securities on Loan
(Cost $12,634,040)		12,634,040

End of collateral invested for securities on loan.

At 01/31/12, the tax basis cost of the fund’s investments was $1,191,775,399 and the unrealized appreciation and depreciation were $334,245,481 and ($151,619,895), respectively, with a net unrealized appreciation of $182,625,586.

At 01/31/12, the values of certain foreign securities held by the fund aggregating $1,362,073,488 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$665,389,917	$—	$665,389,917
Greece(a)	—	907,397	—	907,397
Food, Beverage & Tobacco	464,469	—	—	464,469
Hong Kong(a)	—	25,527,129	—	25,527,129
Real Estate	178,840	13,729,461	—	13,908,301
Telecommunication Services	7,606	172,359	—	179,965
Ireland(a)	—	3,011,569	—	3,011,569
Food, Beverage & Tobacco	703,873	—	—	703,873
Japan(a)	—	276,746,925	—	276,746,925
Pharmaceuticals, Biotechnology & Life Sciences	439,517	15,209,214	—	15,648,731
Spain(a)	—	25,719,398	—	25,719,398
Banks	535,911	16,331,548	—	16,867,459
United Kingdom(a)	—	300,238,133	—	300,238,133
Insurance	410,254	11,951,097	—	12,361,351
Preferred Stock(a)	—	7,139,341	—	7,139,341
Rights(a)	—	—	192,827	192,827
Other Investment Company(a)	9,385,200	—	—	9,385,200
Short-Term Investment(a)	—	9,000	—	9,000

Total	$12,125,670	$1,362,082,488	$192,827	$1,374,400,985

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,634,040	$—	$—	$12,634,040

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
United Kingdom	$32,986	($587)	($174)	$—	($32,225)	$—	$—	$—
Rights
Spain	—	—	19,259	173,568	—	—	—	192,827

Total	$32,986	($587)	$19,085	$173,568	($32,225)	$—	$—	$192,827

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

REG46820JAN12

16

Schwab Capital Trust
Schwab Premier Equity Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Common Stock	203,781,702	226,180,905
2.9%	Other Investment Company	6,861,696	6,861,696
0.2%	Short-Term Investment	500,003	500,003

100.0%	Total Investments	211,143,401	233,542,604
0.0%	Other Assets and Liabilities, Net		47,353

100.0%	Total Net Assets		233,589,957

	Number	Value
Security	of Shares	($)

Common Stock 96.9% of net assets

Automobiles & Components 1.6%
Ford Motor Co.	210,000	2,608,200
TRW Automotive Holdings Corp. *	27,000	1,013,040

		3,621,240

Banks 3.2%
Fifth Third Bancorp	165,000	2,146,650
U.S. Bancorp	87,000	2,455,140
Wells Fargo & Co.	94,000	2,745,740

		7,347,530

Capital Goods 5.1%
AGCO Corp. *	42,000	2,139,060
Caterpillar, Inc.	20,000	2,182,400
General Electric Co.	148,000	2,769,080
Robbins & Myers, Inc.	40,000	1,942,400
Textron, Inc.	110,000	2,802,800

		11,835,740

Commercial & Professional Supplies 0.8%
Towers Watson & Co., Class A	31,000	1,853,800

Consumer Services 1.9%
Hyatt Hotels Corp., Class A *	54,000	2,301,480
Yum! Brands, Inc.	33,000	2,089,890

		4,391,370

Diversified Financials 4.0%
American Express Co.	40,000	2,005,600
Interactive Brokers Group, Inc., Class A	160,000	2,419,200
JPMorgan Chase & Co.	72,000	2,685,600
SLM Corp.	151,000	2,257,450

		9,367,850

Energy 10.4%
Anadarko Petroleum Corp.	34,000	2,744,480
Apache Corp.	25,000	2,472,000
Chevron Corp.	25,000	2,577,000
EOG Resources, Inc.	20,000	2,122,800
Exxon Mobil Corp.	32,000	2,679,680
Hess Corp.	42,000	2,364,600
Murphy Oil Corp.	42,000	2,503,200
Occidental Petroleum Corp.	20,000	1,995,400
Oceaneering International, Inc.	45,000	2,186,550
Valero Energy Corp.	113,000	2,710,870

		24,356,580

Food & Staples Retailing 5.7%
Costco Wholesale Corp.	27,000	2,221,290
CVS Caremark Corp.	62,000	2,588,500
Ruddick Corp.	40,000	1,613,600
Safeway, Inc.	75,000	1,648,500
The Kroger Co.	110,000	2,613,600
Whole Foods Market, Inc.	35,000	2,591,050

		13,276,540

Food, Beverage & Tobacco 3.7%
Bunge Ltd.	20,000	1,145,400
Constellation Brands, Inc., Class A *	123,000	2,570,700
Corn Products International, Inc.	45,000	2,497,050
Tyson Foods, Inc., Class A	135,000	2,516,400

		8,729,550

Health Care Equipment & Services 6.1%
Cardinal Health, Inc.	61,000	2,624,830
DaVita, Inc. *	29,000	2,372,490
Hologic, Inc. *	80,000	1,631,200
Humana, Inc.	28,000	2,492,560
McKesson Corp.	32,000	2,615,040
UnitedHealth Group, Inc.	50,000	2,589,500

		14,325,620

Insurance 3.8%
Aflac, Inc.	53,000	2,556,190
American Financial Group, Inc.	70,000	2,566,900
Principal Financial Group, Inc.	70,000	1,911,700
Reinsurance Group of America, Inc.	35,000	1,907,150

		8,941,940

Materials 6.0%
Alcoa, Inc.	179,000	1,818,640

 1

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Paper Co.	87,000	2,709,180
MeadWestvaco Corp.	88,000	2,590,720
Minerals Technologies, Inc.	20,000	1,269,000
Monsanto Co.	20,000	1,641,000
PPG Industries, Inc.	22,000	1,970,760
The Dow Chemical Co.	60,000	2,010,600

		14,009,900

Media 1.6%
CBS Corp., Class B - Non Voting Shares	60,000	1,708,800
News Corp., Class A	110,000	2,071,300

		3,780,100

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Agilent Technologies, Inc. *	54,000	2,293,380
Bristol-Myers Squibb Co.	72,000	2,321,280
Eli Lilly & Co.	67,000	2,662,580
Merck & Co., Inc.	69,000	2,639,940
Par Pharmaceutical Cos., Inc. *	50,000	1,805,500
Pfizer, Inc.	125,000	2,675,000
Watson Pharmaceuticals, Inc. *	37,000	2,169,310

		16,566,990

Retailing 4.5%
Liberty Interactive Corp., Class A *	124,000	2,122,880
Macy’s, Inc.	80,000	2,695,200
O’Reilly Automotive, Inc. *	16,000	1,304,160
PetSmart, Inc.	50,000	2,661,000
The Home Depot, Inc.	40,000	1,775,600

		10,558,840

Semiconductors & Semiconductor Equipment 1.1%
Fairchild Semiconductor International, Inc. *	175,000	2,446,500

Software & Services 8.7%
Activision Blizzard, Inc.	203,000	2,505,020
Cadence Design Systems, Inc. *	150,000	1,584,000
Computer Sciences Corp.	59,000	1,523,970
IAC/InterActiveCorp	35,000	1,507,450
International Business Machines Corp.	15,000	2,889,000
MasterCard, Inc., Class A	7,500	2,666,775
Symantec Corp. *	154,000	2,647,260
Synopsys, Inc. *	92,000	2,684,560
Visa, Inc., Class A	24,000	2,415,360

		20,423,395

Technology Hardware & Equipment 9.9%
Apple, Inc. *	5,000	2,282,400
AVX Corp.	150,000	1,974,000
Brocade Communications Systems, Inc. *	445,000	2,496,450
Cisco Systems, Inc.	110,000	2,159,300
Dell, Inc. *	155,000	2,670,650
Hewlett-Packard Co.	55,000	1,538,900
NCR Corp. *	145,000	2,715,850
Tech Data Corp. *	50,000	2,596,000
Western Digital Corp. *	76,000	2,762,600
Xerox Corp.	247,000	1,914,250

		23,110,400

Telecommunication Services 2.2%
Telephone & Data Systems, Inc.	93,000	2,445,900
Verizon Communications, Inc.	69,000	2,598,540

		5,044,440

Transportation 3.5%
Alaska Air Group, Inc. *	36,000	2,740,680
Delta Air Lines, Inc. *	260,000	2,743,000
FedEx Corp.	30,000	2,744,700

		8,228,380

Utilities 6.0%
Ameren Corp.	79,000	2,499,560
CMS Energy Corp.	104,000	2,270,320
DTE Energy Co.	24,000	1,277,040
Edison International	53,000	2,175,120
FirstEnergy Corp.	43,000	1,815,460
NiSource, Inc.	90,000	2,045,700
Southwest Gas Corp.	45,000	1,881,000

		13,964,200

Total Common Stock
(Cost $203,781,702)		226,180,905

Other Investment Company 2.9% of net assets

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund	6,861,696	6,861,696

Total Other Investment Company
(Cost $6,861,696)		6,861,696

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
(0.01)%, 03/15/12 (a)(b)	500,000	500,003

Total Short-Term Investment
(Cost $500,003)		500,003

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $211,629,242 and the unrealized appreciation and depreciation

2

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

were $30,920,641 and ($9,007,279), respectively, with a net unrealized appreciation of $21,913,362.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	80	5,232,800	311,660

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$226,180,905	$—	$—	$226,180,905
Other Investment Company(a)	6,861,696	—	—	6,861,696
Short-Term Investment(a)	—	500,003	—	500,003

Total	$233,042,601	$500,003	$—	$233,542,604

Other Financial Instruments
Futures Contracts*	$311,660	$—	$—	$311,660

 3

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46821JAN12

4

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	1,413,070,053	1,662,138,564
0.4%	Other Investment Company	7,479,219	7,479,219
0.3%	Short-Term Investments	4,700,005	4,700,005

99.7%	Total Investments	1,425,249,277	1,674,317,788
0.3%	Other Assets and Liabilities, Net		5,610,420

100.0%	Total Net Assets		1,679,928,208

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.4%
Ford Motor Co.	550,000	6,831,000

Banks 4.7%
Fifth Third Bancorp	30,327	394,554
KeyCorp	900,000	6,993,000
PNC Financial Services Group, Inc.	300,000	17,676,000
Wells Fargo & Co.	1,868,500	54,578,885

		79,642,439

Capital Goods 7.1%
AGCO Corp. *	40,000	2,037,200
Caterpillar, Inc.	175,000	19,096,000
General Dynamics Corp.	95,000	6,570,200
General Electric Co.	2,075,000	38,823,250
PACCAR, Inc.	100,000	4,420,000
Parker Hannifin Corp.	115,000	9,278,200
Textron, Inc.	470,000	11,975,600
The Boeing Co.	269,500	19,991,510
The Timken Co.	110,000	5,371,300
URS Corp. *	52,500	2,160,375

		119,723,635

Commercial & Professional Supplies 0.5%
Towers Watson & Co., Class A	131,500	7,863,700

Consumer Durables & Apparel 0.2%
Jarden Corp.	121,500	4,093,335

Consumer Services 2.0%
Hyatt Hotels Corp., Class A *	144,500	6,158,590
McDonald’s Corp.	175,000	17,333,750
Starbucks Corp.	110,000	5,272,300
Yum! Brands, Inc.	75,000	4,749,750

		33,514,390

Diversified Financials 6.6%
American Express Co.	260,500	13,061,470
Capital One Financial Corp.	145,500	6,656,625
Discover Financial Services	402,050	10,927,719
JPMorgan Chase & Co.	1,456,540	54,328,942
Lazard Ltd., Class A	155,000	4,451,600
Raymond James Financial, Inc.	90,000	3,150,000
SLM Corp.	1,260,000	18,837,000

		111,413,356

Energy 13.3%
Anadarko Petroleum Corp.	476,000	38,422,720
Apache Corp.	50,000	4,944,000
Chevron Corp.	510,000	52,570,800
Exxon Mobil Corp.	445,000	37,264,300
Halliburton Co.	125,000	4,597,500
Hess Corp.	50,000	2,815,000
Murphy Oil Corp.	351,365	20,941,354
Nabors Industries Ltd. *	95,000	1,768,900
National Oilwell Varco, Inc.	148,950	11,019,321
Occidental Petroleum Corp.	261,690	26,108,811
The Williams Cos., Inc.	319,800	9,216,636
Valero Energy Corp.	550,000	13,194,500

		222,863,842

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	200,000	16,454,000
CVS Caremark Corp.	115,000	4,801,250
The Kroger Co.	1,430,900	33,998,184
Wal-Mart Stores, Inc.	56,800	3,485,248
Whole Foods Market, Inc.	150,000	11,104,500

		69,843,182

Food, Beverage & Tobacco 5.5%
Bunge Ltd.	93,900	5,377,653
ConAgra Foods, Inc.	190,000	5,067,300
Corn Products International, Inc.	185,000	10,265,650
Dr Pepper Snapple Group, Inc.	50,000	1,941,000
H.J. Heinz Co.	198,350	10,284,447
Philip Morris International, Inc.	311,000	23,253,470
Smithfield Foods, Inc. *	425,000	9,490,250
Tyson Foods, Inc., Class A	1,400,000	26,096,000

		91,775,770

Health Care Equipment & Services 4.0%
AmerisourceBergen Corp.	150,000	5,845,500
Cardinal Health, Inc.	190,000	8,175,700

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cigna Corp.	101,760	4,561,901
DaVita, Inc. *	85,000	6,953,850
Hologic, Inc. *	125,000	2,548,750
Humana, Inc.	287,240	25,570,105
McKesson Corp.	57,150	4,670,298
UnitedHealth Group, Inc.	175,000	9,063,250

		67,389,354

Household & Personal Products 0.5%
Energizer Holdings, Inc. *	106,800	8,236,416

Insurance 1.1%
Aflac, Inc.	65,000	3,134,950
American Financial Group, Inc.	79,290	2,907,564
Berkshire Hathaway, Inc., Class B *	140,000	10,971,800
The Travelers Cos., Inc.	33,800	1,970,540

		18,984,854

Materials 3.4%
Alcoa, Inc.	350,000	3,556,000
International Paper Co.	867,000	26,998,380
MeadWestvaco Corp.	115,000	3,385,600
PPG Industries, Inc.	267,200	23,935,776

		57,875,756

Media 1.0%
CBS Corp., Class B - Non Voting Shares	85,000	2,420,800
Discovery Communications, Inc., Class A *	48,000	2,058,240
Liberty Global, Inc., Series A *	250,000	11,470,000

		15,949,040

Pharmaceuticals, Biotechnology & Life Sciences 10.1%
Agilent Technologies, Inc. *	190,000	8,069,300
Allergan, Inc.	46,700	4,105,397
Amgen, Inc.	178,052	12,091,511
Bristol-Myers Squibb Co.	1,190,700	38,388,168
Eli Lilly & Co.	153,005	6,080,419
Johnson & Johnson	146,400	9,649,224
Life Technologies Corp. *	251,637	12,186,780
Merck & Co., Inc.	522,580	19,993,911
Mylan, Inc. *	100,000	2,075,000
Pfizer, Inc.	1,094,000	23,411,600
Thermo Fisher Scientific, Inc. *	166,000	8,781,400
Watson Pharmaceuticals, Inc. *	411,000	24,096,930

		168,929,640

Real Estate 0.8%
CBRE Group, Inc. *	484,000	9,341,200
Jones Lang LaSalle, Inc.	55,200	4,347,552

		13,688,752

Retailing 4.9%
AutoZone, Inc. *	10,000	3,478,800
Bed Bath & Beyond, Inc. *	40,000	2,428,000
Dollar Tree, Inc. *	55,200	4,681,512
Macy’s, Inc.	480,000	16,171,200
O’Reilly Automotive, Inc. *	100,000	8,151,000
PetSmart, Inc.	390,000	20,755,800
Target Corp.	175,000	8,891,750
The Gap, Inc.	137,000	2,600,260
The Home Depot, Inc.	100,000	4,439,000
The TJX Cos., Inc.	165,000	11,243,100

		82,840,422

Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc.	1,000,000	12,280,000
Intel Corp.	229,685	6,068,278
Micron Technology, Inc. *	900,000	6,831,000

		25,179,278

Software & Services 11.9%
Activision Blizzard, Inc.	1,940,000	23,939,600
BMC Software, Inc. *	306,640	11,112,634
CA, Inc.	650,000	16,757,000
Computer Sciences Corp.	400,000	10,332,000
International Business Machines Corp.	344,500	66,350,700
Microsoft Corp.	450,000	13,288,500
Oracle Corp.	669,800	18,888,360
Rackspace Hosting, Inc. *	65,000	2,821,650
Symantec Corp. *	1,625,000	27,933,750
Synopsys, Inc. *	160,342	4,678,779
Visa, Inc., Class A	32,000	3,220,480

		199,323,453

Technology Hardware & Equipment 7.9%
Apple, Inc. *	115,000	52,495,200
Dell, Inc. *	1,000,000	17,230,000
EMC Corp. *	457,400	11,782,624
Hewlett-Packard Co.	530,100	14,832,198
SanDisk Corp. *	40,000	1,835,200
Western Digital Corp. *	700,000	25,445,000
Xerox Corp.	1,169,533	9,063,881

		132,684,103

Telecommunication Services 3.3%
AT&T, Inc.	150,100	4,414,441
Telephone & Data Systems, Inc.	222,171	5,843,097
Verizon Communications, Inc.	1,200,000	45,192,000

		55,449,538

Transportation 1.7%
FedEx Corp.	165,000	15,095,850
Norfolk Southern Corp.	70,000	5,054,000
Ryder System, Inc.	100,000	5,628,000
United Parcel Service, Inc., Class B	35,000	2,647,750

		28,425,600

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.4%
Ameren Corp.	331,000	10,472,840
CMS Energy Corp.	200,000	4,366,000
DTE Energy Co.	123,900	6,592,719
NiSource, Inc.	275,000	6,250,750
Pinnacle West Capital Corp.	100,000	4,726,000
The AES Corp. *	565,000	7,209,400

		39,617,709

Total Common Stock
(Cost $1,413,070,053)		1,662,138,564

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	7,479,219	7,479,219

Total Other Investment Company
(Cost $7,479,219)		7,479,219

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.00%, 03/15/12 (a)(b)	3,900,000	3,900,004
(0.01)%, 03/15/12 (a)(b)	800,000	800,001

Total Short-Term Investments
(Cost $4,700,005)		4,700,005

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $1,429,033,758 and the unrealized appreciation and depreciation were $289,283,547 and ($43,999,517), respectively, with a net unrealized appreciation of $245,284,030.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	100	6,541,000	331,919

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,662,138,564	$—	$—	$1,662,138,564
Other Investment Company(a)	7,479,219	—	—	7,479,219
Short-Term Investments(a)	—	4,700,005	—	4,700,005

Total	$1,669,617,783	$4,700,005	$—	$1,674,317,788

Other Financial Instruments
Futures Contracts*	$331,919	$—	$—	$331,919

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46823JAN12

4

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.3%	Common Stock	1,143,633,065	1,371,408,167
2.4%	Short-Term Investments	33,781,443	33,781,443

99.7%	Total Investments	1,177,414,508	1,405,189,610
0.3%	Other Assets and Liabilities, Net		3,922,180

100.0%	Total Net Assets		1,409,111,790

	Number	Value
Security	of Shares	($)

Common Stock 97.3% of net assets

Banks 3.5%
Commerce Bancshares, Inc.	178,237	6,919,160
Fifth Third Bancorp	225,000	2,927,250
KeyCorp	290,000	2,253,300
M&T Bank Corp.	50,000	3,987,000
PNC Financial Services Group, Inc.	250,000	14,730,000
Wells Fargo & Co.	650,000	18,986,500

		49,803,210

Capital Goods 7.1%
Caterpillar, Inc.	100,000	10,912,000
General Dynamics Corp.	75,000	5,187,000
General Electric Co.	1,603,000	29,992,130
KBR, Inc.	80,000	2,571,200
L-3 Communications Holdings, Inc.	37,000	2,617,380
Masco Corp.	75,000	905,250
Northrop Grumman Corp.	30,400	1,764,720
The Boeing Co.	325,000	24,108,500
The Timken Co.	125,000	6,103,750
United Technologies Corp.	200,000	15,670,000

		99,831,930

Commercial & Professional Supplies 0.0%
Towers Watson & Co., Class A	10,000	598,000

Consumer Durables & Apparel 0.3%
Whirlpool Corp.	73,700	4,003,384

Consumer Services 1.8%
McDonald’s Corp.	221,500	21,939,575
Yum! Brands, Inc.	47,500	3,008,175

		24,947,750

Diversified Financials 5.4%
American Express Co.	330,000	16,546,200
Capital One Financial Corp.	74,000	3,385,500
JPMorgan Chase & Co.	1,052,084	39,242,733
SLM Corp.	1,100,000	16,445,000

		75,619,433

Energy 11.7%
Anadarko Petroleum Corp.	250,000	20,180,000
Apache Corp.	50,000	4,944,000
Chevron Corp.	460,500	47,468,340
Exxon Mobil Corp.	432,500	36,217,550
Halliburton Co.	50,000	1,839,000
Murphy Oil Corp.	175,000	10,430,000
Occidental Petroleum Corp.	200,000	19,954,000
The Williams Cos., Inc.	250,000	7,205,000
Valero Energy Corp.	675,000	16,193,250

		164,431,140

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	300,000	24,681,000
CVS Caremark Corp.	160,000	6,680,000
The Kroger Co.	400,000	9,504,000
Wal-Mart Stores, Inc.	200,000	12,272,000

		53,137,000

Food, Beverage & Tobacco 5.4%
ConAgra Foods, Inc.	731,000	19,495,770
Corn Products International, Inc.	222,600	12,352,074
H.J. Heinz Co.	160,300	8,311,555
Philip Morris International, Inc.	247,000	18,468,190
Tyson Foods, Inc., Class A	975,000	18,174,000

		76,801,589

Health Care Equipment & Services 3.9%
AmerisourceBergen Corp.	150,000	5,845,500
Baxter International, Inc.	50,000	2,774,000
Becton, Dickinson & Co.	154,000	12,075,140
Cardinal Health, Inc.	275,000	11,833,250
McKesson Corp.	250,000	20,430,000
UnitedHealth Group, Inc.	50,000	2,589,500

		55,547,390

Household & Personal Products 1.4%
Herbalife Ltd.	15,500	897,140
Kimberly-Clark Corp.	222,500	15,922,100
Nu Skin Enterprises, Inc., Class A	50,000	2,497,500

		19,316,740

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.0%
Marsh & McLennan Cos., Inc.	215,000	6,791,850
MetLife, Inc.	65,000	2,296,450
The Chubb Corp.	130,000	8,763,300
The Travelers Cos., Inc.	166,000	9,677,800

		27,529,400

Materials 5.1%
CF Industries Holdings, Inc.	20,000	3,547,600
Eastman Chemical Co.	111,000	5,585,520
International Paper Co.	824,500	25,674,930
MeadWestvaco Corp.	486,500	14,322,560
PPG Industries, Inc.	256,000	22,932,480

		72,063,090

Media 1.8%
Gannett Co., Inc.	100,000	1,417,000
The Interpublic Group of Cos., Inc.	500,000	5,165,000
Time Warner, Inc.	313,000	11,599,780
Viacom Inc., Class B	140,000	6,585,600

		24,767,380

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Amgen, Inc.	78,052	5,300,511
Bristol-Myers Squibb Co.	935,000	30,144,400
Eli Lilly & Co.	760,600	30,226,244
Johnson & Johnson	230,000	15,159,300
Merck & Co., Inc.	1,020,500	39,044,330
Pfizer, Inc.	790,500	16,916,700

		136,791,485

Real Estate 0.2%
Rayonier, Inc. REIT	73,500	3,361,155

Retailing 4.1%
Macy’s, Inc.	548,500	18,478,965
PetSmart, Inc.	155,000	8,249,100
Target Corp.	165,000	8,383,650
The Home Depot, Inc.	377,000	16,735,030
The TJX Cos., Inc.	73,700	5,021,918
Williams-Sonoma, Inc.	45,000	1,613,700

		58,482,363

Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	1,400,000	17,192,000
Intel Corp.	992,800	26,229,776
KLA-Tencor Corp.	340,000	17,384,200

		60,805,976

Software & Services 8.4%
Activision Blizzard, Inc.	650,000	8,021,000
Automatic Data Processing, Inc.	179,800	9,849,444
CA, Inc.	650,000	16,757,000
Computer Sciences Corp.	275,000	7,103,250
International Business Machines Corp.	264,000	50,846,400
MasterCard, Inc., Class A	20,000	7,111,400
Microsoft Corp.	295,000	8,711,350
Oracle Corp.	250,300	7,058,460
Visa, Inc., Class A	35,000	3,522,400

		118,980,704

Technology Hardware & Equipment 4.9%
Cisco Systems, Inc.	71,000	1,393,730
Hewlett-Packard Co.	450,000	12,591,000
Jabil Circuit, Inc.	668,500	15,148,210
Molex, Inc.	160,000	4,230,400
QUALCOMM, Inc.	95,000	5,587,900
TE Connectivity Ltd.	276,000	9,411,600
Xerox Corp.	2,585,000	20,033,750

		68,396,590

Telecommunication Services 5.0%
AT&T, Inc.	1,116,207	32,827,648
CenturyLink, Inc.	25,000	925,750
Verizon Communications, Inc.	987,500	37,189,250

		70,942,648

Transportation 1.1%
Ryder System, Inc.	75,000	4,221,000
United Parcel Service, Inc., Class B	150,000	11,347,500

		15,568,500

Utilities 6.4%
Ameren Corp.	367,000	11,611,880
DTE Energy Co.	498,000	26,498,580
Edison International	175,000	7,182,000
FirstEnergy Corp.	185,000	7,810,700
NiSource, Inc.	625,000	14,206,250
Pepco Holdings, Inc.	340,000	6,684,400
Pinnacle West Capital Corp.	225,000	10,633,500
Xcel Energy, Inc.	190,000	5,054,000

		89,681,310

Total Common Stock
(Cost $1,143,633,065)		1,371,408,167

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposit 2.2%
Bank of America
0.03%, 02/01/12	31,271,433	31,271,433

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
(0.01)%, 03/15/12 (a)(b)	1,700,000	1,700,010

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.00%, 03/15/12 (a)(b)	810,000	810,000

		2,510,010

Total Short-Term Investments
(Cost $33,781,443)		33,781,443

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $1,178,269,389 and the unrealized appreciation and depreciation were $248,728,668 and ($21,808,447), respectively, with a net unrealized appreciation of $226,920,221.

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	320	20,931,200	1,246,640

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,371,408,167	$—	$—	$1,371,408,167
Short-Term Investments(a)	—	33,781,443	—	33,781,443

Total	$1,371,408,167	$33,781,443	$—	$1,405,189,610

Other Financial Instruments
Futures Contracts*	$1,246,640	$—	$—	$1,246,640

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46824JAN12

4

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	178,869,815	217,067,019
1.0%	Short-Term Investments	2,217,116	2,217,116

99.5%	Total Investments	181,086,931	219,284,135
0.5%	Other Assets and Liabilities, Net		1,033,695

100.0%	Total Net Assets		220,317,830

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 0.6%
Ford Motor Co.	101,500	1,260,630

Banks 0.4%
Wells Fargo & Co.	26,900	785,749

Capital Goods 9.4%
AGCO Corp. *	82,800	4,217,004
Caterpillar, Inc.	33,000	3,600,960
General Electric Co.	75,000	1,403,250
Honeywell International, Inc.	40,000	2,321,600
KBR, Inc.	10,000	321,400
PACCAR, Inc.	7,500	331,500
Parker Hannifin Corp.	10,700	863,276
Textron, Inc.	95,000	2,420,600
The Boeing Co.	47,000	3,486,460
The Timken Co.	35,000	1,709,050

		20,675,100

Consumer Durables & Apparel 1.7%
Newell Rubbermaid, Inc.	80,000	1,477,600
NIKE, Inc., Class B	15,000	1,559,850
Tempur-Pedic International, Inc. *	9,900	660,429

		3,697,879

Consumer Services 4.6%
Apollo Group, Inc., Class A *	8,800	461,208
Hyatt Hotels Corp., Class A *	13,000	554,060
Las Vegas Sands Corp. *	15,000	736,650
McDonald’s Corp.	38,400	3,803,520
Yum! Brands, Inc.	74,000	4,686,420

		10,241,858

Diversified Financials 1.1%
American Express Co.	10,800	541,512
JPMorgan Chase & Co.	2,100	78,330
SLM Corp.	116,000	1,734,200

		2,354,042

Energy 10.7%
Anadarko Petroleum Corp.	39,200	3,164,224
Chevron Corp.	40,000	4,123,200
EOG Resources, Inc.	24,500	2,600,430
Exxon Mobil Corp.	119,000	9,965,060
Halliburton Co.	30,000	1,103,400
Hess Corp.	4,500	253,350
Murphy Oil Corp.	28,000	1,668,800
National Oilwell Varco, Inc.	3,400	251,532
Valero Energy Corp.	20,000	479,800

		23,609,796

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	35,000	2,879,450
CVS Caremark Corp.	30,000	1,252,500
Wal-Mart Stores, Inc.	41,000	2,515,760
Whole Foods Market, Inc.	20,500	1,517,615

		8,165,325

Food, Beverage & Tobacco 5.9%
Coca-Cola Enterprises, Inc.	28,000	750,120
ConAgra Foods, Inc.	70,000	1,866,900
Dr Pepper Snapple Group, Inc.	25,000	970,500
H.J. Heinz Co.	30,100	1,560,685
Philip Morris International, Inc.	80,200	5,996,554
Tyson Foods, Inc., Class A	100,000	1,864,000

		13,008,759

Health Care Equipment & Services 6.0%
AmerisourceBergen Corp.	25,000	974,250
Cardinal Health, Inc.	31,900	1,372,657
DaVita, Inc. *	46,100	3,771,441
Henry Schein, Inc. *	12,600	893,214
Humana, Inc.	34,000	3,026,680
McKesson Corp.	39,000	3,187,080

		13,225,322

Household & Personal Products 0.8%
Energizer Holdings, Inc. *	5,900	455,008
Herbalife Ltd.	22,700	1,313,876

		1,768,884

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.7%
Aflac, Inc.	30,800	1,485,484

Materials 7.2%
Ashland, Inc.	5,000	315,300
Celanese Corp., Series A	20,200	983,942
CF Industries Holdings, Inc.	17,400	3,086,412
Freeport-McMoran Copper & Gold, Inc.	47,500	2,194,975
International Paper Co.	80,000	2,491,200
MeadWestvaco Corp.	100,000	2,944,000
Monsanto Co.	15,000	1,230,750
PPG Industries, Inc.	28,500	2,553,030

		15,799,609

Media 0.8%
DISH Network Corp., Class A	10,000	279,200
Liberty Global, Inc., Series A *	34,500	1,582,860

		1,862,060

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Agilent Technologies, Inc. *	15,000	637,050
Allergan, Inc.	25,900	2,276,869
Biogen Idec, Inc. *	8,000	943,360
Bristol-Myers Squibb Co.	18,000	580,320
Celgene Corp. *	15,000	1,090,500
Eli Lilly & Co.	18,000	715,320
Gilead Sciences, Inc. *	22,000	1,074,480
Johnson & Johnson	20,000	1,318,200
Mylan, Inc. *	55,000	1,141,250
Perrigo Co.	10,000	956,000
Watson Pharmaceuticals, Inc. *	20,500	1,201,915

		11,935,264

Real Estate 0.7%
CBRE Group, Inc. *	45,000	868,500
Jones Lang LaSalle, Inc.	8,000	630,080

		1,498,580

Retailing 5.7%
Dollar Tree, Inc. *	17,600	1,492,656
Macy’s, Inc.	105,000	3,537,450
O’Reilly Automotive, Inc. *	3,500	285,285
PetSmart, Inc.	65,800	3,501,876
Target Corp.	9,000	457,290
The Home Depot, Inc.	20,000	887,800
The TJX Cos., Inc.	35,000	2,384,900

		12,547,257

Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc.	109,500	1,344,660
NVIDIA Corp. *	64,500	952,665

		2,297,325

Software & Services 16.0%
BMC Software, Inc. *	45,000	1,630,800
CA, Inc.	130,000	3,351,400
Google, Inc., Class A *	3,600	2,088,396
International Business Machines Corp.	60,000	11,556,000
MasterCard, Inc., Class A	14,500	5,155,765
Microsoft Corp.	165,000	4,872,450
Oracle Corp.	38,300	1,080,060
Rackspace Hosting, Inc. *	29,500	1,280,595
Symantec Corp. *	98,000	1,684,620
Visa, Inc., Class A	12,500	1,258,000
VMware, Inc., Class A *	5,500	501,985
Western Union Co.	40,000	764,000

		35,224,071

Technology Hardware & Equipment 12.6%
Apple, Inc. *	30,000	13,694,400
Dell, Inc. *	295,800	5,096,634
EMC Corp. *	41,600	1,071,616
Hewlett-Packard Co.	85,500	2,392,290
TE Connectivity Ltd.	60,000	2,046,000
Western Digital Corp. *	94,000	3,416,900

		27,717,840

Telecommunication Services 1.7%
Verizon Communications, Inc.	100,500	3,784,830

Transportation 1.7%
Delta Air Lines, Inc. *	192,000	2,025,600
Union Pacific Corp.	5,000	571,550
United Parcel Service, Inc., Class B	16,100	1,217,965

		3,815,115

Utilities 0.1%
The AES Corp. *	24,000	306,240

Total Common Stock
(Cost $178,869,815)		217,067,019

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 1.0%
Bank of America
0.03%, 02/01/12	2,117,115	2,117,115

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
(0.01)%, 03/15/12 (a)(b)	100,000	100,001

Total Short-Term Investments
(Cost $2,217,116)		2,217,116

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $181,268,884 and the unrealized appreciation and depreciation were $38,996,414 and ($981,163), respectively, with a net unrealized appreciation of $38,015,251.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	15	981,150	58,436

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$217,067,019	$—	$—	$217,067,019
Short-Term Investments(a)	—	2,217,116	—	2,217,116

Total	$217,067,019	$2,217,116	$—	$219,284,135

Other Financial Instruments
Futures Contracts*	$58,436	$—	$—	$58,436

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46822JAN12

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Common Stock	333,399,912	383,576,499
2.0%		Short-Term Investments	7,941,274	7,941,274

99.9%		Total Investments	341,341,186	391,517,773
1.0%		Collateral Invested for Securities on Loan	4,084,525	4,084,525
(0	.9)%	Other Assets and Liabilities, Net		(3,677,024)

100.0%		Total Net Assets		391,925,274

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Automobiles & Components 0.4%
American Axle & Manufacturing Holdings, Inc. *	112,800	1,360,368
Standard Motor Products, Inc.	10,400	215,176
Tower International, Inc. *	4,000	45,680

		1,621,224

Banks 4.5%
1st Source Corp.	25,600	641,024
BancFirst Corp.	26,800	1,076,288
Bank Mutual Corp.	15,400	61,754
Bank of Kentucky Financial Corp.	9,300	220,038
Banner Corp.	102,471	2,012,531
Beneficial Mutual Bancorp, Inc. *	25,500	225,675
Capital City Bank Group, Inc. (a)	4,200	36,750
Chemical Financial Corp.	39,200	887,096
Community Trust Bancorp, Inc.	12,400	382,044
Enterprise Financial Services Corp.	13,700	169,743
First Busey Corp.	86,400	432,864
First Citizens BancShares, Inc., Class A	9,100	1,605,422
First Defiance Financial Corp.	23,300	360,684
First Interstate BancSystem, Inc.	5,312	73,093
First Merchants Corp.	46,800	460,980
Heritage Commerce Corp. *	91,400	453,344
Hudson Valley Holding Corp.	16,100	353,395
MainSource Financial Group, Inc.	19,800	185,922
Metro Bancorp, Inc. *	12,400	135,656
PacWest Bancorp	94,700	2,014,269
Peoples Bancorp, Inc.	4,100	64,206
Pinnacle Financial Partners, Inc. *	44,900	756,116
PrivateBancorp, Inc.	97,800	1,382,892
Renasant Corp.	12,500	197,250
Republic Bancorp, Inc., Class A	30,500	775,005
StellarOne Corp.	23,400	287,352
Union First Market Bankshares Corp.	13,100	179,994
Virginia Commerce Bancorp, Inc. *	62,300	551,978
WesBanco, Inc.	24,500	489,020
West Bancorp	5,100	49,572
Western Alliance Bancorp *	149,600	1,195,304

		17,717,261

Capital Goods 8.6%
Aircastle Ltd.	209,970	2,960,577
Alamo Group, Inc.	45,900	1,335,690
Albany International Corp., Class A	25,100	602,902
Argan, Inc.	5,600	81,200
Briggs & Stratton Corp.	106,900	1,668,709
Cascade Corp.	13,600	772,752
Ceradyne, Inc. *	40,700	1,346,763
Curtiss-Wright Corp.	84,100	3,141,976
Gibraltar Industries, Inc. *	39,600	620,532
Granite Construction, Inc.	48,200	1,283,566
Great Lakes Dredge & Dock Co.	156,000	998,400
Kadant, Inc. *	30,000	727,800
Lydall, Inc. *	47,100	443,682
Moog, Inc., Class A *	61,500	2,621,130
NACCO Industries, Inc., Class A	29,900	3,055,780
Pike Electric Corp. *	9,300	74,028
Primoris Services Corp.	172,300	2,741,293
Robbins & Myers, Inc.	47,700	2,316,312
Sauer-Danfoss, Inc. *	66,800	3,366,720
Standex International Corp.	28,700	1,150,583
Sterling Construction Co., Inc. *	8,200	98,482
Thermon Group Holdings, Inc. *	19,800	346,896
TriMas Corp. *	79,000	1,711,930
Xerium Technologies, Inc. *	13,100	114,363

		33,582,066

Commercial & Professional Supplies 2.5%
Cenveo, Inc. *	176,000	589,600
Consolidated Graphics, Inc. *	41,900	2,128,101
G&K Services, Inc., Class A	44,400	1,458,984
Insperity, Inc.	46,100	1,291,722
Intersections, Inc.	35,200	432,256
Kelly Services, Inc., Class A	45,600	736,896
Multi-Color Corp.	9,400	215,354
Steelcase, Inc., Class A	119,000	1,036,490
Sykes Enterprises, Inc. *	47,100	825,663
UniFirst Corp.	13,400	809,092
Viad Corp.	19,500	394,485

		9,918,643

Consumer Durables & Apparel 5.5%
Arctic Cat, Inc. *	49,900	1,489,016
Brunswick Corp.	162,000	3,457,080
CSS Industries, Inc.	6,500	139,230
Ethan Allen Interiors, Inc.	49,800	1,175,280

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Helen of Troy Ltd. *	30,200	971,534
JAKKS Pacific, Inc.	109,400	1,671,632
Jarden Corp.	40,100	1,350,969
Johnson Outdoors, Inc., Class A *	2,400	40,824
La-Z-Boy, Inc. *	146,700	1,933,506
Leapfrog Enterprises, Inc. *	342,700	1,984,233
Libbey, Inc. *	83,900	1,263,534
Lifetime Brands, Inc.	9,100	107,835
Movado Group, Inc.	41,500	764,015
Oxford Industries, Inc.	62,500	3,183,125
Quiksilver, Inc. *	376,681	1,679,997
Steinway Musical Instruments, Inc. *	7,800	194,610

		21,406,420

Consumer Services 2.2%
Biglari Holdings, Inc. *	4,900	1,940,106
Churchill Downs, Inc.	9,600	537,120
Coinstar, Inc. (a)*	10,800	537,084
Mac-Gray Corp.	4,000	55,760
Multimedia Games Holding Co., Inc. *	75,200	567,760
Papa John’s International, Inc. *	26,000	1,007,240
Service Corp. International	135,000	1,498,500
Steiner Leisure Ltd. *	31,700	1,565,346
Town Sports International Holdings, Inc. *	89,583	794,601

		8,503,517

Diversified Financials 4.1%
Advance America Cash Advance Centers, Inc.	80,000	629,600
BGC Partners, Inc., Class A	223,800	1,400,988
Calamos Asset Management, Inc., Class A	49,400	617,006
DFC Global Corp. *	154,100	3,035,770
Edelman Financial Group, Inc.	6,200	44,268
First Cash Financial Services, Inc. *	6,014	242,064
Gain Capital Holdings, Inc.	56,800	361,816
GFI Group, Inc.	119,100	551,433
Interactive Brokers Group, Inc., Class A	166,300	2,514,456
INTL FCStone, Inc. *	58,900	1,512,552
Janus Capital Group, Inc.	373,400	2,938,658
Nelnet, Inc., Class A	55,788	1,375,174
SWS Group, Inc.	117,200	861,420

		16,085,205

Energy 8.9%
Alon USA Energy, Inc.	41,900	404,754
Bristow Group, Inc.	27,600	1,354,056
Callon Petroleum Co. *	223,200	1,339,200
Cloud Peak Energy, Inc. *	143,700	2,723,115
Crosstex Energy, Inc.	194,000	2,436,640
Energy XXI (Bermuda) Ltd. *	101,900	3,345,377
Global Geophysical Services, Inc. *	24,300	218,943
GulfMark Offshore, Inc., Class A *	24,100	1,101,852
Helix Energy Solutions Group, Inc. *	181,500	2,985,675
Newpark Resources, Inc. *	160,400	1,305,656
Parker Drilling Co. *	379,000	2,463,500
REX American Resources Corp. *	15,400	395,780
SEACOR Holdings, Inc. *	7,400	677,322
SemGroup Corp., Class A *	108,400	2,869,348
Stone Energy Corp. *	109,700	3,077,085
Targa Resources Corp.	67,100	2,780,624
Teekay Offshore Partners L.P. (a)	91,900	2,666,938
W&T Offshore, Inc.	124,000	2,679,640

		34,825,505

Food, Beverage & Tobacco 3.0%
Cal-Maine Foods, Inc.	65,800	2,497,768
Coca-Cola Bottling Co. Consolidated	20,600	1,255,570
Dean Foods Co. *	239,000	2,571,640
Fresh Del Monte Produce, Inc.	114,500	2,802,960
Universal Corp.	61,900	2,778,072

		11,906,010

Health Care Equipment & Services 3.6%
AMERIGROUP Corp. *	4,400	299,244
ArthroCare Corp. *	22,600	698,566
Cantel Medical Corp.	36,900	1,164,933
Centene Corp. *	75,600	3,417,120
CryoLife, Inc. *	46,100	246,174
Greatbatch, Inc. *	28,300	662,786
Integra LifeSciences Holdings *	7,400	218,448
Invacare Corp.	39,800	679,784
Molina Healthcare, Inc. *	83,200	2,546,752
National Healthcare Corp.	16,600	735,878
Providence Service Corp. *	11,700	176,553
RTI Biologics, Inc. *	208,300	718,635
Thoratec Corp. *	4,800	141,120
WellCare Health Plans, Inc. *	32,400	1,936,224
Wright Medical Group, Inc. *	23,300	394,935

		14,037,152

Household & Personal Products 0.4%
Elizabeth Arden, Inc. *	48,100	1,730,157

Insurance 3.5%
American Equity Investment Life Holding Co.	90,900	1,048,077
American Financial Group, Inc.	39,100	1,433,797
AmTrust Financial Services, Inc.	113,200	2,935,276
FBL Financial Group, Inc., Class A	63,100	2,192,094
First American Financial Corp.	155,700	2,307,474
Independence Holding Co.	11,300	107,463
Maiden Holdings Ltd.	77,900	726,028
National Financial Partners Corp. *	60,600	933,240
ProAssurance Corp.	23,200	1,893,816

		13,577,265

Materials 5.5%
AEP Industries, Inc. *	13,900	459,256
Boise, Inc.	132,900	1,015,356
Buckeye Technologies, Inc.	83,900	2,813,167
Coeur d’Alene Mines Corp. *	113,700	3,144,942
Georgia Gulf Corp. *	121,500	4,258,575
Graphic Packaging Holding Co. *	204,100	1,022,541

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Handy & Harman Ltd. *	21,100	247,925
KapStone Paper & Packaging Corp. *	47,700	832,842
Koppers Holdings, Inc.	22,000	835,780
Minerals Technologies, Inc.	18,400	1,167,480
Neenah Paper, Inc.	78,000	1,854,060
P.H. Glatfelter Co.	75,100	1,109,978
Rockwood Holdings, Inc. *	32,900	1,661,450
Tredegar Corp.	53,500	1,319,310

		21,742,662

Media 1.5%
AH Belo Corp., Class A	25,000	148,500
Fisher Communications, Inc. *	16,500	496,485
Journal Communications, Inc., Class A *	78,800	405,032
LIN TV Corp., Class A *	95,300	384,059
Lions Gate Entertainment Corp. *	132,500	1,335,600
Nexstar Broadcasting Group, Inc., Class A *	45,000	381,150
Scholastic Corp.	66,200	1,953,562
The E.W. Scripps Co., Class A *	74,600	631,862

		5,736,250

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Albany Molecular Research, Inc. *	61,300	187,578
Amylin Pharmaceuticals, Inc. *	216,300	3,077,949
Astex Pharmaceuticals *	179,300	485,903
Bio-Rad Laboratories, Inc., Class A *	12,000	1,218,720
Cambrex Corp. *	300,200	2,359,572
Charles River Laboratories International, Inc. *	90,600	3,059,562
Cornerstone Therapeutics, Inc. *	15,000	91,350
DepoMed, Inc. *	97,500	585,000
Luminex Corp. *	32,500	640,250
Momenta Pharmaceuticals, Inc. *	127,600	2,002,044
Myriad Genetics, Inc. *	118,900	2,813,174
Par Pharmaceutical Cos., Inc. *	85,700	3,094,627
PAREXEL International Corp. *	130,200	3,137,820
PerkinElmer, Inc.	19,900	477,202
Progenics Pharmaceuticals, Inc. *	120,000	1,156,800
The Medicines Co. *	155,400	3,126,648
ViroPharma, Inc. *	113,000	3,366,270

		30,880,469

Real Estate 6.7%
Acadia Realty Trust	20,700	435,114
American Campus Communities, Inc.	78,000	3,338,400
Apartment Investment & Management Co., Class A	39,600	972,576
CBL & Associates Properties, Inc.	205,700	3,573,009
CubeSmart	280,100	3,187,538
Extra Space Storage, Inc.	82,100	2,160,872
First Industrial Realty Trust, Inc. *	150,600	1,728,888
Mission West Properties, Inc.	44,200	414,596
Pennsylvania Real Estate Investment Trust	219,200	2,691,776
Post Properties, Inc.	74,400	3,324,936
Strategic Hotel & Resorts, Inc. *	173,700	1,078,677
Sunstone Hotel Investors, Inc. *	350,700	3,258,003

		26,164,385

Retailing 6.2%
Aaron’s, Inc.	45,200	1,202,772
ANN, Inc. *	115,200	2,794,752
Bebe Stores, Inc.	88,300	773,508
Build-A-Bear Workshop, Inc. *	17,500	142,975
Charming Shoppes, Inc. *	294,800	1,462,208
Core-Mark Holding Co., Inc.	21,200	860,932
Dillard’s, Inc., Class A	28,000	1,239,000
DSW, Inc., Class A	21,600	1,079,352
Group 1 Automotive, Inc.	49,100	2,618,994
hhgregg, Inc. (a)*	99,700	1,014,946
Orbitz Worldwide, Inc. *	127,200	465,552
Penske Automotive Group, Inc.	82,200	1,839,636
Pier 1 Imports, Inc. *	199,600	3,103,780
Saks, Inc. *	292,100	2,915,158
Sonic Automotive, Inc., Class A	104,500	1,629,155
Systemax, Inc. *	14,400	253,584
The Cato Corp., Class A	23,700	635,397
VOXX International Corp. *	31,100	395,592

		24,427,293

Semiconductors & Semiconductor Equipment 2.9%
ATMI, Inc. *	66,800	1,561,784
Entegris, Inc. *	156,400	1,498,312
Fairchild Semiconductor International, Inc. *	190,800	2,667,384
International Rectifier Corp. *	43,700	996,360
IXYS Corp. *	26,700	366,324
LTX-Credence Corp. *	217,100	1,448,057
MKS Instruments, Inc.	31,400	946,710
Photronics, Inc. *	264,500	1,814,470

		11,299,401

Software & Services 10.7%
ACI Worldwide, Inc. *	55,100	1,673,938
Actuate Corp. *	25,500	146,880
Acxiom Corp. *	96,100	1,318,492
CACI International, Inc., Class A *	53,800	3,157,522
Cardtronics, Inc. *	105,600	2,698,080
Convergys Corp. *	221,000	2,941,510
CoreLogic, Inc. *	161,700	2,296,140
DST Systems, Inc.	8,600	419,766
Euronet Worldwide, Inc. *	105,900	1,944,324
Heartland Payment Systems, Inc.	80,000	1,920,000
iGATE Corp. *	35,200	641,344
InfoSpace, Inc. *	43,400	534,254
JDA Software Group, Inc. *	83,200	2,451,904
Manhattan Associates, Inc. *	39,000	1,711,710
MAXIMUS, Inc.	69,100	3,111,573
Mentor Graphics Corp. *	222,200	3,081,914
MoneyGram International, Inc. *	145,924	2,708,349
Monotype Imaging Holdings, Inc. *	65,000	1,014,650
TeleTech Holdings, Inc. *	90,300	1,531,488
The Hackett Group, Inc. *	27,500	106,563
TIBCO Software, Inc. *	19,700	513,579
TNS, Inc. *	134,300	2,476,492

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unisys Corp. *	135,840	2,848,565
United Online, Inc.	159,300	904,824

		42,153,861

Technology Hardware & Equipment 4.0%
Brightpoint, Inc. *	175,100	2,052,172
Electro Scientific Industries, Inc.	2,300	34,914
Electronics for Imaging, Inc. *	29,100	499,356
Extreme Networks, Inc. *	82,600	267,624
FEI Co. *	45,400	2,000,324
Insight Enterprises, Inc. *	132,600	2,447,796
KEMET Corp. *	21,800	200,342
LeCroy Corp. *	19,900	207,159
MTS Systems Corp.	22,700	1,041,703
Newport Corp. *	37,200	687,084
OSI Systems, Inc. *	11,600	623,268
Radisys Corp. *	65,400	394,362
Richardson Electronics Ltd.	36,600	443,226
Sanmina-SCI Corp. *	103,400	1,135,332
Symmetricom, Inc. *	74,300	463,632
Vishay Intertechnology, Inc. *	257,200	3,158,416

		15,656,710

Telecommunication Services 0.7%
IDT Corp., Class B	191,400	1,684,320
Premiere Global Services, Inc. *	66,500	585,200
SureWest Communications	28,300	409,784

		2,679,304

Transportation 1.6%
Alaska Air Group, Inc. *	40,500	3,083,265
AMERCO	10,100	976,872
International Shipholding Corp.	23,800	541,450
Park-Ohio Holdings Corp. *	12,500	248,625
US Airways Group, Inc. *	149,500	1,261,780

		6,111,992

Utilities 3.0%
NorthWestern Corp.	36,900	1,296,666
PNM Resources, Inc.	166,300	2,961,803
Portland General Electric Co.	127,800	3,187,332
Southwest Gas Corp.	74,100	3,097,380
Unisource Energy Corp.	34,100	1,270,566

		11,813,747

Total Common Stock
(Cost $333,399,912)		383,576,499

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposits 1.7%
Citibank
0.03%, 02/01/12	6,776,269	6,776,269

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
(0.01)%, 03/15/12 (b)(c)	800,000	800,003
0.00%, 03/15/12 (b)(c)	365,000	365,002

		1,165,005

Total Short-Term Investments
(Cost $7,941,274)		7,941,274

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

Wells Fargo Advantage Government Money Market Fund	4,084,525	4,084,525

Total Collateral Invested for Securities on Loan
(Cost $4,084,525)		4,084,525

End of Collateral Invested for Securities on Loan

At 01/31/12, the tax basis cost of the fund’s investments was $341,493,423 and the unrealized appreciation and depreciation were $57,024,128 and ($6,999,778), respectively, with a net unrealized appreciation of $50,024,350.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/16/12	67	5,301,040	483,958

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$383,576,499	$—	$—	$383,576,499
Short-Term Investments(a)	—	7,941,274	—	7,941,274

Total	$383,576,499	$7,941,274	$—	$391,517,773

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,084,525	$—	$—	$4,084,525
Futures Contracts*	483,958	—	—	483,958

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46825JAN12

 5

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.6%		Common Stock	192,474,413	217,648,674
3.9%		Other Investment Company	8,635,924	8,635,924
0.2%		Short-Term Investment	530,003	530,003

101.7%		Total Investments	201,640,340	226,814,601
(38	.0)%	Short Sales	(86,082,325)	(84,806,429)
36.3%		Other Assets and Liabilities, Net		80,939,857

100.0%		Total Net Assets		222,948,029

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Automobiles & Components 0.4%
Ford Motor Co.	64,521	801,351

Banks 3.0%
Fifth Third Bancorp	78,998	1,027,764
KeyCorp	208,300	1,618,491
Regions Financial Corp.	248,600	1,297,692
SunTrust Banks, Inc.	13,534	278,394
Wells Fargo & Co. (a)	87,391	2,552,691

		6,775,032

Capital Goods 6.0%
AGCO Corp. *	34,373	1,750,617
Curtiss-Wright Corp.	43,600	1,628,896
General Electric Co. (a)	100,505	1,880,448
Parker Hannifin Corp.	20,400	1,645,872
Textron, Inc.	84,735	2,159,048
The Timken Co.	59,590	2,909,780
Wabtec Corp.	21,600	1,485,864

		13,460,525

Commercial & Professional Supplies 2.3%
Corrections Corp. of America *	89,000	2,094,170
Towers Watson & Co., Class A	49,126	2,937,735

		5,031,905

Consumer Durables & Apparel 3.4%
Brunswick Corp.	84,978	1,813,430
Harman International Industries, Inc.	40,000	1,688,000
Jarden Corp. (a)	7,711	259,784
Mohawk Industries, Inc. (a)*	41,020	2,508,783
Polaris Industries, Inc.	18,955	1,220,702

		7,490,699

Consumer Services 2.0%
Brinker International, Inc.	88,126	2,278,057
Penn National Gaming, Inc. (a)*	54,659	2,237,740

		4,515,797

Diversified Financials 3.6%
JPMorgan Chase & Co. (a)	98,412	3,670,768
Morgan Stanley	6,400	119,360
SLM Corp. (a)	146,709	2,193,300
The NASDAQ OMX Group, Inc. (a)*	84,244	2,087,566

		8,070,994

Energy 11.0%
Anadarko Petroleum Corp. (a)	33,753	2,724,542
Chevron Corp.	34,296	3,535,232
Exxon Mobil Corp.	61,420	5,143,311
Hess Corp.	54,378	3,061,481
Marathon Oil Corp.	80,800	2,536,312
Murphy Oil Corp. (a)	51,453	3,066,599
Oceaneering International, Inc. (a)	34,201	1,661,826
Teekay Offshore Partners L.P.	27,100	786,442
Tesoro Corp. *	9,127	228,449
Valero Energy Corp. (a)	77,678	1,863,495

		24,607,689

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	1,000	82,270
Ruddick Corp.	12,904	520,547
Safeway, Inc. (a)	91,483	2,010,796
The Kroger Co. (a)	127,643	3,032,798

		5,646,411

Food, Beverage & Tobacco 7.2%
Bunge Ltd.	30,844	1,766,436
ConAgra Foods, Inc.	1,800	48,006
Constellation Brands, Inc., Class A (a)*	102,079	2,133,451
Corn Products International, Inc. (a)	54,049	2,999,179
Fresh Del Monte Produce, Inc. (a)	82,707	2,024,667
Smithfield Foods, Inc. (a)*	122,803	2,742,191
Tyson Foods, Inc., Class A (a)	150,658	2,808,265
Universal Corp.	32,400	1,454,112

		15,976,307

Health Care Equipment & Services 2.1%
Cardinal Health, Inc. (a)	33,467	1,440,085

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McKesson Corp.	40,228	3,287,432

		4,727,517

Insurance 1.8%
American Financial Group, Inc.	79,835	2,927,549
Principal Financial Group, Inc.	39,132	1,068,695
Torchmark Corp.	1,800	82,206

		4,078,450

Materials 7.5%
Alcoa, Inc. (a)	168,907	1,716,095
CF Industries Holdings, Inc.	944	167,447
Coeur d’Alene Mines Corp. *	42,400	1,172,784
Freeport-McMoran Copper & Gold, Inc.	41,755	1,929,498
International Paper Co. (a)	100,416	3,126,954
MeadWestvaco Corp. (a)	99,347	2,924,776
Minerals Technologies, Inc. (a)	22,346	1,417,854
PPG Industries, Inc.	35,172	3,150,708
Rockwood Holdings, Inc. *	19,828	1,001,314

		16,607,430

Media 1.2%
CBS Corp., Class B - Non Voting Shares (a)	92,742	2,641,292

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Agilent Technologies, Inc. *	18,884	802,004
Bristol-Myers Squibb Co. (a)	109,264	3,522,671
Eli Lilly & Co. (a)	79,097	3,143,315
Merck & Co., Inc.	43,700	1,671,962
Mylan, Inc. *	50,253	1,042,750
PerkinElmer, Inc. (a)	82,041	1,967,343
Pfizer, Inc. (a)	170,387	3,646,282
Watson Pharmaceuticals, Inc. (a)*	47,761	2,800,227

		18,596,554

Real Estate 2.1%
CBL & Associates Properties, Inc.	93,000	1,615,410
CBRE Group, Inc. (a)*	138,378	2,670,695
CubeSmart	36,000	409,680

		4,695,785

Retailing 3.5%
Dillard’s, Inc., Class A	38,657	1,710,572
Macy’s, Inc.	69,421	2,338,794
PetSmart, Inc. (a)	55,552	2,956,478
Pier 1 Imports, Inc. (a)*	56,337	876,040

		7,881,884

Semiconductors & Semiconductor Equipment 2.8%
Amkor Technology, Inc. (a)*	154,276	884,001
Fairchild Semiconductor International, Inc. (a)*	120,810	1,688,924
LSI Corp. *	278,566	2,108,745
Micron Technology, Inc. *	208,354	1,581,407

		6,263,077

Software & Services 12.1%
ACI Worldwide, Inc. *	1,679	51,008
Activision Blizzard, Inc.	207,516	2,560,747
CA, Inc. (a)	94,106	2,426,053
Cadence Design Systems, Inc. (a)*	137,800	1,455,168
Computer Sciences Corp. (a)	916	23,660
Convergys Corp. (a)*	169,222	2,252,345
DST Systems, Inc.	50,739	2,476,571
IAC/InterActiveCorp	71,183	3,065,852
International Business Machines Corp.	19,293	3,715,832
MasterCard, Inc., Class A	7,029	2,499,301
MAXIMUS, Inc. (a)	55,603	2,503,803
Symantec Corp. (a)*	124,425	2,138,866
Synopsys, Inc. (a)*	64,346	1,877,616

		27,046,822

Technology Hardware & Equipment 7.1%
Apple, Inc. *	9,728	4,440,637
AVX Corp.	63,681	838,042
Brocade Communications Systems, Inc. (a)*	349,224	1,959,147
EchoStar Corp., Class A (a)*	56,967	1,494,244
Jabil Circuit, Inc.	38,188	865,340
NCR Corp. (a)*	114,249	2,139,884
Tech Data Corp. (a)*	41,545	2,157,016
Western Digital Corp. *	18,779	682,617
Xerox Corp.	163,242	1,265,126

		15,842,053

Telecommunication Services 2.0%
Telephone & Data Systems, Inc. (a)	71,820	1,888,866
Verizon Communications, Inc.	69,633	2,622,379

		4,511,245

Transportation 2.5%
Alaska Air Group, Inc. *	39,761	3,027,005
FedEx Corp.	27,592	2,524,392

		5,551,397

Utilities 3.1%
Ameren Corp. (a)	79,266	2,507,976
NiSource, Inc. (a)	30,508	693,447
Southwest Gas Corp. (a)	50,070	2,092,926
The AES Corp. (a)*	120,228	1,534,109

		6,828,458

Total Common Stock
(Cost $192,474,413)		217,648,674

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 3.9% of net assets

Money Market Fund 3.9%
State Street Institutional U.S. Government Money Market Fund	8,635,924	8,635,924

Total Other Investment Company
(Cost $8,635,924)		8,635,924

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
(0.01)%, 03/15/12 (b)(c)	530,000	530,003

Total Short-Term Investment
(Cost $530,003)		530,003

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $201,647,590 and the unrealized appreciation and depreciation were $31,044,427 and ($5,877,416), respectively, with a net unrealized appreciation of $25,167,011.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	39	2,550,990	123,409

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 38.0% of net assets

Automobiles & Components 1.1%
Gentex Corp.	42,300	1,136,601
Thor Industries, Inc.	41,891	1,284,378

		2,420,979

Banks 1.2%
Capitol Federal Financial, Inc.	111,500	1,287,825
IBERIABANK Corp.	19,300	1,009,004
MGIC Investment Corp. *	6,400	24,256
New York Community Bancorp, Inc.	29,400	373,086

		2,694,171

Capital Goods 2.5%
GrafTech International Ltd. *	42,000	689,640
Illinois Tool Works, Inc.	20,000	1,060,600
MasTec, Inc. *	26,500	431,685
Rockwell Collins, Inc.	18,300	1,059,387
Terex Corp. *	62,000	1,227,600
USG Corp. *	88,700	1,138,908

		5,607,820

Commercial & Professional Supplies 0.0%
Acacia Research Corp. *	2,400	98,784

Consumer Durables & Apparel 0.9%
M.D.C. Holdings, Inc.	38,900	770,998
PulteGroup, Inc. *	162,700	1,212,115

		1,983,113

Consumer Services 0.5%
Chipotle Mexican Grill, Inc. *	800	293,832
Gaylord Entertainment Co. *	32,400	908,820

		1,202,652

Diversified Financials 0.6%
Greenhill & Co., Inc.	1,800	83,808
T. Rowe Price Group, Inc.	21,300	1,231,992

		1,315,800

Energy 4.4%
Carrizo Oil & Gas, Inc. *	48,200	1,170,778
Cobalt International Energy, Inc. *	63,100	1,264,524
Continental Resources, Inc. *	15,800	1,274,744
Dril-Quip, Inc. *	19,100	1,260,027
Gulfport Energy Corp. *	7,600	249,812
Kodiak Oil & Gas Corp. *	95,784	868,761
Kosmos Energy Ltd *	70,800	889,248
Northern Oil & Gas, Inc. *	32,000	800,000
Oasis Petroleum, Inc. *	37,500	1,265,250
Quicksilver Resources, Inc. *	151,100	757,011

		9,800,155

Food & Staples Retailing 0.6%
PriceSmart, Inc.	2,100	139,965
Sysco Corp.	42,700	1,285,697

		1,425,662

Food, Beverage & Tobacco 1.9%
General Mills, Inc.	100	3,983
Green Mountain Coffee Roasters, Inc. *	25,000	1,333,500
Reynolds American, Inc.	27,928	1,095,615
Sanderson Farms, Inc.	23,900	1,217,466
Snyders-Lance, Inc.	23,900	549,461

		4,200,025

Health Care Equipment & Services 1.6%
Catalyst Health Solutions, Inc. *	23,100	1,264,956
DexCom, Inc. *	90,800	996,076
Masimo Corp. *	59,300	1,269,020

		3,530,052

Insurance 1.0%
Old Republic International Corp.	135,100	1,334,788
Platinum Underwriters Holdings Ltd.	24,700	845,975

		2,180,763

Materials 4.1%
AK Steel Holding Corp.	41,900	395,536
Allied Nevada Gold Corp. *	36,900	1,325,817
Eagle Materials, Inc.	43,600	1,282,276
International Flavors & Fragrances, Inc.	22,100	1,233,401
Louisiana-Pacific Corp. *	139,300	1,186,836
Southern Copper Corp.	36,000	1,248,840
United States Steel Corp.	42,800	1,292,132
Walter Energy, Inc.	16,000	1,106,080

		9,070,918

Media 0.5%
DreamWorks Animation SKG, Inc., Class A *	66,100	1,173,275

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Human Genome Sciences, Inc. *	73,100	719,304
Illumina, Inc. *	16,900	874,744
Regeneron Pharmaceuticals, Inc. *	15,700	1,426,502
Seattle Genetics, Inc. *	24,800	469,464
Theravance, Inc. *	12,387	219,745
Vertex Pharmaceuticals, Inc. *	36,700	1,356,065

		5,065,824

Retailing 2.5%
CarMax, Inc. *	39,900	1,214,157
Guess?, Inc.	42,200	1,266,000
Shutterfly, Inc. *	28,000	664,160
The Buckle, Inc.	30,000	1,308,900

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Urban Outfitters, Inc. *	47,200	1,250,800

		5,704,017

Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc. *	24,500	787,430
Cree, Inc. *	44,200	1,124,006
First Solar, Inc. *	31,100	1,314,908
MEMC Electronic Materials, Inc. *	172,800	789,696

		4,016,040

Software & Services 4.9%
Ariba, Inc. *	32,400	884,520
Concur Technologies, Inc. *	24,200	1,266,870
MicroStrategy, Inc., Class A *	10,600	1,220,272
NetSuite, Inc. *	30,000	1,256,400
Pegasystems, Inc.	40,800	1,157,088
QLIK Technologies, Inc. *	47,400	1,336,680
ServiceSource International, Inc. *	67,900	1,148,868
Syntel, Inc.	17,800	835,176
Taleo Corp., Class A *	35,800	1,289,158
TiVo, Inc. *	27,000	280,260
WebMD Health Corp. *	6,800	190,672

		10,865,964

Technology Hardware & Equipment 2.6%
Acme Packet, Inc. *	38,200	1,116,586
Aruba Networks, Inc. *	56,300	1,248,734
Ciena Corp. *	86,300	1,255,665
Loral Space & Communications, Inc. *	7,000	482,720
National Instruments Corp.	10,600	285,246
Universal Display Corp. *	31,800	1,339,098

		5,728,049

Transportation 3.0%
Atlas Air Worldwide Holdings, Inc. *	2,900	138,142
C.H. Robinson Worldwide, Inc.	19,100	1,314,844
Heartland Express, Inc.	88,400	1,310,088
Hub Group, Inc., Class A *	37,800	1,293,894
J.B. Hunt Transport Services, Inc.	3,000	153,210
Knight Transportation, Inc.	78,300	1,378,863
Spirit Airlines, Inc. *	67,500	1,133,325

		6,722,366

Total Short Sales
(Proceeds $86,082,325)		84,806,429

End of Short Sale Positions.

*	Non-income producing security

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$217,648,674	$—	$—	$217,648,674
Other Investment Company(a)	8,635,924	—	—	8,635,924
Short-Term Investment(a)	—	530,003	—	530,003

Total	$226,284,598	$530,003	$—	$226,814,601

Other Financial Instruments
Futures Contracts*	$123,409	$—	$—	$123,409

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	($84,806,429)	$—	$—	($84,806,429)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46826JAN12

6

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Common Stock	38,713,379	40,726,854
2.0%	Short-Term Investments	853,254	853,254

99.9%	Total Investments	39,566,633	41,580,108
0.1%	Other Assets and Liabilities, Net		23,742

100.0%	Total Net Assets		41,603,850

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Banks 23.7%
1st Source Corp.	3,100	77,624
Banner Corp.	14,428	283,366
Beneficial Mutual Bancorp, Inc. *	5,500	48,675
BOK Financial Corp.	5,200	289,640
Comerica, Inc.	2,800	77,476
Commerce Bancshares, Inc.	15,540	603,263
East West Bancorp, Inc.	21,400	469,944
Enterprise Financial Services Corp.	4,000	49,560
Fifth Third Bancorp	70,700	919,807
First California Financial Group, Inc. *	9,700	42,680
First Citizens BancShares, Inc., Class A	400	70,568
First Interstate BancSystem, Inc.	4,500	61,920
Heritage Commerce Corp. *	22,400	111,104
KeyCorp	106,600	828,282
MainSource Financial Group, Inc.	15,700	147,423
PNC Financial Services Group, Inc.	7,100	418,332
Regions Financial Corp.	179,100	934,902
StellarOne Corp.	8,900	109,292
SunTrust Banks, Inc.	45,600	937,992
U.S. Bancorp	12,500	352,750
Virginia Commerce Bancorp, Inc. *	5,000	44,300
Wells Fargo & Co.	98,500	2,877,185
WesBanco, Inc.	2,600	51,896
Western Alliance Bancorp *	8,700	69,513

		9,877,494

Diversified Financials 32.0%
American Express Co.	30,100	1,509,214
Bank of America Corp.	94,200	671,646
Capital One Financial Corp.	14,500	663,375
Citigroup, Inc.	45,250	1,390,080
First Cash Financial Services, Inc. *	8,300	334,075
GFI Group, Inc.	9,000	41,670
Interactive Brokers Group, Inc., Class A	46,500	703,080
INTL FCStone, Inc. *	10,600	272,208
JPMorgan Chase & Co.	78,300	2,920,590
Lazard Ltd., Class A	17,800	511,216
Legg Mason, Inc.	30,100	766,647
Morgan Stanley	36,600	682,590
PHH Corp. *	16,200	187,758
Raymond James Financial, Inc.	23,100	808,500
SLM Corp.	60,700	907,465
SWS Group, Inc.	23,500	172,725
The NASDAQ OMX Group, Inc. *	31,100	770,658

		13,313,497

Insurance 27.0%
ACE Ltd.	7,500	522,000
Aflac, Inc.	14,500	699,335
American Equity Investment Life Holding Co.	4,300	49,579
American Financial Group, Inc.	20,250	742,568
American National Insurance Co.	4,900	356,965
AmTrust Financial Services, Inc.	15,700	407,101
Assurant, Inc.	18,900	748,440
Berkshire Hathaway, Inc., Class B *	23,100	1,810,347
CNO Financial Group, Inc. *	6,700	45,024
Everest Re Group Ltd.	600	51,240
FBL Financial Group, Inc., Class A	20,900	726,066
First American Financial Corp.	55,200	818,064
Loews Corp.	8,600	320,866
MetLife, Inc.	19,700	696,001
Principal Financial Group, Inc.	26,300	718,253
Prudential Financial, Inc.	13,500	772,740
Reinsurance Group of America, Inc.	15,000	817,350
Symetra Financial Corp.	9,400	86,668
Torchmark Corp.	18,100	826,627

		11,215,234

Real Estate 15.2%
American Campus Communities, Inc.	6,000	256,800
Apartment Investment & Management Co., Class A	32,500	798,200
BRE Properties, Inc.	9,929	514,521
Camden Property Trust	5,500	354,750
CBL & Associates Properties, Inc.	6,800	118,116
CubeSmart	48,400	550,792
First Industrial Realty Trust, Inc. *	65,000	746,200
Pennsylvania Real Estate Investment Trust	15,500	190,340
Post Properties, Inc.	2,100	93,849
RAIT Financial Trust	432	2,432
Rayonier, Inc. REIT	17,850	816,280
Simon Property Group, Inc.	7,037	956,047
Strategic Hotel & Resorts, Inc. *	43,600	270,756
Sunstone Hotel Investors, Inc. *	21,000	195,090

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weyerhaeuser Co.	22,800	456,456

		6,320,629

Total Common Stock
(Cost $38,713,379)		40,726,854

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposit 1.9%
Bank of America
0.03%, 02/01/12	818,255	818,255

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.02%, 03/15/12 (a)(b)	35,000	34,999

Total Short-Term Investments
(Cost $853,254)		853,254

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $39,566,633 and the unrealized appreciation and depreciation were $3,671,776 and ($1,658,301), respectively, with a net unrealized appreciation of $2,013,475.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	7	457,870	(1,167)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$40,726,854	$—	$—	$40,726,854
Short-Term Investments(a)	—	853,254	—	853,254

Total	$40,726,854	$853,254	$—	$41,580,108

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($1,167)	$—	$—	($1,167)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46836JAN12

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

76.3%		Common Stock	250,870,666	334,721,890
19.7%		Foreign Common Stock	75,764,784	86,290,108
4.1%		Short-Term Investments	18,096,891	18,096,891

100.1%		Total Investments	344,732,341	439,108,889
(0	.1)%	Other Assets and Liabilities, Net		(313,357)

100.0%		Total Net Assets		438,795,532

	Number	Value
Security	of Shares	($)

Common Stock 76.3% of net assets

Health Care Equipment & Services 27.2%
Aetna, Inc.	15,000	655,500
Alere, Inc. *	10,000	241,500
AmerisourceBergen Corp.	175,000	6,819,750
Baxter International, Inc.	115,000	6,380,200
Becton, Dickinson & Co.	40,000	3,136,400
Boston Scientific Corp. *	875,000	5,215,000
Cardinal Health, Inc.	90,000	3,872,700
CareFusion Corp. *	50,000	1,197,500
Cerner Corp. *	90,000	5,480,100
Cigna Corp.	62,000	2,779,460
DaVita, Inc. *	100,000	8,181,000
Greatbatch, Inc. *	75,000	1,756,500
Health Management Associates, Inc., Class A *	100,000	641,000
Henry Schein, Inc. *	30,000	2,126,700
Hill-Rom Holdings, Inc.	20,000	660,200
Hologic, Inc. *	350,000	7,136,500
Humana, Inc.	85,000	7,566,700
IDEXX Laboratories, Inc. *	10,000	845,900
Integra LifeSciences Holdings *	25,000	738,000
Invacare Corp.	135,000	2,305,800
LifePoint Hospitals, Inc. *	75,000	3,014,250
McKesson Corp.	85,000	6,946,200
Medtronic, Inc.	100,000	3,857,000
Omnicare, Inc.	15,000	492,450
RTI Biologics, Inc. *	81,000	279,450
Sirona Dental Systems, Inc. *	115,000	5,560,250
Stryker Corp.	65,000	3,602,950
Teleflex, Inc.	25,000	1,529,750
The Cooper Cos., Inc.	100,000	7,214,000
Thoratec Corp. *	25,000	735,000
UnitedHealth Group, Inc.	265,000	13,724,350
WellPoint, Inc.	25,000	1,608,000
Wright Medical Group, Inc. *	130,000	2,203,500
Zimmer Holdings, Inc. *	15,000	911,250

		119,414,810

Pharmaceuticals, Biotechnology & Life Sciences 49.1%
Abbott Laboratories	85,000	4,602,750
Agilent Technologies, Inc. *	39,000	1,656,330
Alexion Pharmaceuticals, Inc. *	130,000	9,978,800
Allergan, Inc.	85,000	7,472,350
AMAG Pharmaceuticals, Inc. *	15,000	246,300
Amgen, Inc.	275,000	18,675,250
Amylin Pharmaceuticals, Inc. *	50,000	711,500
Astex Pharmaceuticals *	225,000	609,750
Bio-Rad Laboratories, Inc., Class A *	25,000	2,539,000
Biogen Idec, Inc. *	105,000	12,381,600
Bristol-Myers Squibb Co.	540,000	17,409,600
Celgene Corp. *	125,000	9,087,500
Cepheid, Inc. *	35,000	1,542,100
Cubist Pharmaceuticals, Inc. *	50,000	2,041,000
Eli Lilly & Co.	350,000	13,909,000
Endo Pharmaceuticals Holdings, Inc. *	25,000	929,250
Forest Laboratories, Inc. *	25,000	794,500
Gilead Sciences, Inc. *	150,000	7,326,000
Johnson & Johnson	315,000	20,761,650
Life Technologies Corp. *	140,000	6,780,200
MAP Pharmaceuticals, Inc. *	15,000	212,250
Merck & Co., Inc.	417,000	15,954,420
Momenta Pharmaceuticals, Inc. *	100,000	1,569,000
Mylan, Inc. *	289,000	5,996,750
Myriad Genetics, Inc. *	100,000	2,366,000
Par Pharmaceutical Cos., Inc. *	150,000	5,416,500
PerkinElmer, Inc.	133,000	3,189,340
Perrigo Co.	50,000	4,780,000
Pfizer, Inc.	889,000	19,024,600
Progenics Pharmaceuticals, Inc. *	20,000	192,800
The Medicines Co. *	75,000	1,509,000
Thermo Fisher Scientific, Inc. *	90,000	4,761,000
United Therapeutics Corp. *	48,000	2,360,640
ViroPharma, Inc. *	40,000	1,191,600
Watson Pharmaceuticals, Inc. *	125,000	7,328,750

		215,307,080

Total Common Stock
(Cost $250,870,666)		334,721,890

Foreign Common Stock 19.7% of net assets

Australia 2.1%

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
CSL Ltd.	276,000	9,106,391

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Belgium 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	15,000	610,997

Canada 0.0%

Health Care Equipment & Services 0.0%
CML Healthcare, Inc.	10,000	103,720

Denmark 1.9%

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
H. Lundbeck A/S	21,000	414,673
Novo Nordisk A/S, Class B	65,700	7,807,031

		8,221,704

France 3.1%

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Sanofi	185,000	13,716,428

Germany 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	26,000	1,826,417
Merck KGaA	10,000	1,044,890

		2,871,307

Israel 0.4%

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	35,000	1,580,229

Italy 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A.	120,000	951,725

Japan 2.1%

Health Care Equipment & Services 0.0%
Fukuda Denshi Co., Ltd.	2,000	61,142

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Astellas Pharma, Inc.	90,000	3,698,150
Daiichi Sankyo Co., Ltd.	20,000	381,828
Dainippon Sumitomo Pharma Co., Ltd.	56,000	647,275
Eisai Co., Ltd.	78,000	3,233,161
Kyowa Hakko Kirin Co., Ltd.	61,000	753,113
Ono Pharmaceutical Co., Ltd.	5,000	282,339

		8,995,866

		9,057,008

Sweden 0.2%

Health Care Equipment & Services 0.2%
Getinge AB, B Shares	25,000	680,147

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	20,000	211,605

		891,752

Switzerland 4.8%

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Novartis AG - Reg’d	157,000	8,520,915
Roche Holding AG	74,400	12,622,290

		21,143,205

United Kingdom 4.1%

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
AstraZeneca plc	186,500	8,982,393
Genus plc	10,000	160,796
GlaxoSmithKline plc	355,000	7,896,544
Shire plc	30,000	995,909

		18,035,642

Total Foreign Common Stock
(Cost $75,764,784)		86,290,108

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.1% of net assets

Time Deposits 3.9%
Bank of America
0.03%, 02/01/12	13,140,377	13,140,377
Citibank
0.03%,02/01/12	4,156,509	4,156,509

		17,296,886

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
(0.01)%, 03/15/12 (a)(b)	800,000	800,005

Total Short-Term Investments
(Cost $18,096,891)		18,096,891

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $344,855,360 and the unrealized appreciation and depreciation were $99,328,104 and ($5,074,575), respectively, with a net unrealized appreciation of $94,253,529.

At 01/31/12, the values of certain foreign securities held by the fund aggregating $86,186,388 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

Reg’d —	Registered

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	165	10,792,650	642,799

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$334,721,890	$—	$—	$334,721,890
Foreign Common Stock(a)	103,720	—	—	103,720
Australia(a)	—	9,106,391	—	9,106,391
Belgium(a)	—	610,997	—	610,997
Denmark(a)	—	8,221,704	—	8,221,704
France(a)	—	13,716,428	—	13,716,428
Germany(a)	—	2,871,307	—	2,871,307
Israel(a)	—	1,580,229	—	1,580,229
Italy(a)	—	951,725	—	951,725
Japan(a)	—	9,057,008	—	9,057,008
Sweden(a)	—	891,752	—	891,752
Switzerland(a)	—	21,143,205	—	21,143,205
United Kingdom(a)	—	18,035,642	—	18,035,642
Short-Term Investments(a)	—	18,096,891	—	18,096,891

Total	$334,825,610	$104,283,279	$—	$439,108,889

Other Financial Instruments
Futures Contracts*	$642,799	$—	$—	$642,799

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46837JAN12

4

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	57,277,977	59,918,820
0.8%	Other Investment Company	430,966	470,824

99.1%	Total Investments	57,708,943	60,389,644
0.9%	Other Assets and Liabilities, Net		544,269

100.0%	Net Assets		60,933,913

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 8.5%

Banks 0.9%
Bank of Queensland Ltd.	20,066	161,334
Bendigo & Adelaide Bank Ltd.	46,584	409,777

		571,111

Capital Goods 0.7%
Emeco Holdings Ltd.	396,805	431,376

Diversified Financials 0.8%
Challenger Ltd.	99,231	466,052
IOOF Holdings Ltd.	6,341	37,667

		503,719

Energy 0.9%
Woodside Petroleum Ltd.	14,566	528,676

Health Care Equipment & Services 0.8%
Ansell Ltd.	26,685	421,491
Sigma Pharmaceuticals Ltd.	103,409	65,923

		487,414

Materials 3.9%
BHP Billiton Ltd.	23,790	942,282
Highland Gold Mining Ltd	150,231	417,768
Iluka Resources Ltd.	29,393	571,183
Rio Tinto Ltd.	6,037	442,933

		2,374,166

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
CSL Ltd.	8,781	289,722

		5,186,184

Austria 1.3%

Capital Goods 0.4%
Strabag SE - BR	8,296	243,594

Transportation 0.9%
Oesterreichische Post AG	15,840	517,082

		760,676

Brazil 0.4%

Consumer Durables & Apparel 0.4%
Ez Tec Empreendimentos e Participacoes S.A.	24,900	252,819

Canada 0.7%

Banks 0.3%
National Bank of Canada	2,100	157,537

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	1,000	30,368
The Jean Coutu Group (PJC), Inc., Class A	18,400	245,529

		275,897

		433,434

Cayman Islands 0.4%

Materials 0.4%
Dongyue Group	292,000	243,452

China 1.6%

Banks 0.3%
China Citic Bank Corp. Ltd., Class H	245,000	155,974

Capital Goods 0.6%
Harbin Power Equipment Co., Ltd.	204,000	197,074
Shanghai Electric Group Co., Ltd., Class H	378,000	173,553

		370,627

Real Estate 0.7%
Guangzhou R&F Properties Co., Ltd., Class H	280,400	274,254
KWG Property Holding Ltd.	398,500	165,277

		439,531

		966,132

Denmark 1.8%

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
H. Lundbeck A/S	21,033	415,324
Novo Nordisk A/S, Class B	5,812	690,631

		1,105,955

Finland 1.8%

Capital Goods 0.8%
Wartsila Oyj	15,580	526,571

Materials 0.1%
UPM-Kymmene Oyj	2,942	37,825

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.9%
Nokia Oyj	105,123	527,982

		1,092,378

France 7.8%

Capital Goods 0.8%
Bouygues S.A.	14,773	461,384

Commercial & Professional Supplies 0.7%
Societe BIC S.A.	4,878	434,851

Consumer Durables & Apparel 1.0%
Hermes International	1,368	475,569
Nexity S.A.	4,480	129,670

		605,239

Energy 1.9%
Total S.A.	21,689	1,149,555

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Sanofi	11,041	818,611

Retailing 0.9%
PPR	3,358	530,255

Software & Services 1.0%
UbiSoft Entertainment *	78,382	615,135

Telecommunication Services 0.2%
Vivendi	7,131	149,604

		4,764,634

Germany 7.2%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	7,649	656,389

Capital Goods 0.9%
Bilfinger Berger SE	5,711	525,019

Food, Beverage & Tobacco 0.3%
KWS Saat AG	940	194,656

Health Care Equipment & Services 0.9%
Fresenius SE & Co. KGaA	5,334	542,259

Insurance 0.4%
Allianz SE - Reg’d	2,324	256,192

Materials 0.9%
BASF SE	6,876	530,410

Media 0.4%
Kabel Deutschland Holding AG *	4,507	235,445

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Bayer AG - Reg’d	10,532	739,839
Merck KGaA	2,298	240,116

		979,955

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	36,553	334,972

Utilities 0.2%
RWE AG	3,862	148,312

		4,403,609

Hong Kong 2.3%

Energy 0.6%
CNOOC Ltd.	174,000	354,473

Real Estate 1.5%
Cheung Kong (Holdings) Ltd.	40,000	537,971
Hysan Development Co., Ltd.	37,000	145,317
Soho China Ltd.	359,500	235,794

		919,082

Utilities 0.2%
Power Assets Holdings Ltd.	19,500	140,694

		1,414,249

Israel 0.7%

Banks 0.7%
Israel Discount Bank, Class A *	304,087	436,186

Italy 2.0%

Energy 1.5%
ENI S.p.A.	34,705	768,953
Saipem S.p.A.	3,640	170,753

		939,706

Health Care Equipment & Services 0.1%
Sorin S.p.A. *	29,557	53,704

Telecommunication Services 0.4%
Telecom Italia S.p.A.	231,155	235,559

		1,228,969

Japan 20.3%

Automobiles & Components 0.3%
Honda Motor Co., Ltd.	4,700	162,204

Banks 3.8%
Aozora Bank Ltd.	164,000	457,401
Sumitomo Mitsui Financial Group, Inc.	23,100	738,744
Suruga Bank Ltd.	50,000	445,626
The Chiba Bank Ltd.	64,000	398,268
The Shizuoka Bank Ltd.	28,000	288,065

		2,328,104

Capital Goods 2.5%
Mitsubishi Heavy Industries Ltd.	121,000	555,417
NEC Networks & System Integration Corp.	28,600	417,985
Shimizu Corp.	9,000	41,156
Taihei Kogyo Co., Ltd.	53,000	297,491
Taisei Corp.	77,000	213,332

		1,525,381

Commercial & Professional Supplies 0.7%
Duskin Co., Ltd.	22,300	441,428

Consumer Durables & Apparel 0.4%
Sega Sammy Holdings, Inc.	11,200	243,566

Diversified Financials 2.5%
Acom Co., Ltd. *	3,430	62,027
Credit Saison Co., Ltd.	23,100	471,324
Jaccs Co., Ltd.	95,000	306,669
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,150	467,719
ORIX Corp.	1,960	183,686

		1,491,425

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 2.9%
Ajinomoto Co., Inc.	45,000	544,647
House Foods Corp.	24,500	456,813
Japan Tobacco, Inc.	84	414,786
Toyo Suisan Kaisha Ltd.	14,000	345,261

		1,761,507

Household & Personal Products 0.9%
Kao Corp.	21,800	574,643

Media 0.9%
SKY Perfect JSAT Holdings, Inc.	1,038	537,207

Real Estate 0.9%
Daiwa House Industry Co., Ltd.	42,000	531,307

Semiconductors & Semiconductor Equipment 0.5%
Nuflare Technology Inc	90	333,008

Software & Services 1.7%
Capcom Co., Ltd.	20,300	451,117
Nihon Unisys Ltd.	86,500	559,700

		1,010,817

Transportation 2.3%
Central Japan Railway Co.	69	593,982
Seino Holdings Co., Ltd.	51,000	390,708
Yamato Holdings Co., Ltd.	26,400	437,625

		1,422,315

		12,362,912

Netherlands 2.7%

Capital Goods 1.0%
European Aeronautic Defence & Space Co. N.V.	18,029	606,183

Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	2,250	29,858

Materials 0.4%
Koninklijke DSM N.V.	4,839	248,724

Semiconductors & Semiconductor Equipment 1.3%
ASML Holding N.V.	13,210	567,887
STMicroelectronics N.V.	32,762	218,652

		786,539

		1,671,304

New Zealand 0.4%

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	136,001	237,158

Republic of Korea 1.3%

Automobiles & Components 0.6%
Hyundai Motor Co.	430	84,468
Kia Motors Corp.	4,704	282,420

		366,888

Capital Goods 0.1%
Daelim Industrial Co., Ltd. *	463	44,484

Food, Beverage & Tobacco 0.2%
NongShim Co., Ltd. *	421	88,748

Household & Personal Products 0.4%
Amorepacific Group *	1,145	262,448

		762,568

Singapore 0.8%

Real Estate 0.8%
UOL Group Ltd.	137,000	500,037

South Africa 1.2%

Materials 0.8%
Kumba Iron Ore Ltd.	3,666	250,957
Mondi Ltd.	28,198	224,621

		475,578

Retailing 0.4%
Woolworths Holdings Ltd.	52,470	281,591

		757,169

Spain 2.2%

Capital Goods 0.7%
Ferrovial S.A.	37,157	435,350

Retailing 0.5%
Industria de Diseno Textil S.A.	3,700	323,329

Software & Services 0.5%
Amadeus IT Holding S.A., A Shares	15,302	262,535

Utilities 0.5%
Acciona S.A.	311	25,008
Endesa S.A.	13,489	265,379

		290,387

		1,311,601

Sweden 2.2%

Banks 0.9%
Svenska Handelsbanken AB, A Shares	18,888	568,120

Capital Goods 0.2%
Saab AB, Class B	4,898	104,999

Materials 1.1%
Billerud AB	11,737	103,281
Boliden AB	33,419	573,239

		676,520

		1,349,639

Switzerland 7.4%

Capital Goods 1.6%
Geberit AG - Reg’d *	2,479	513,057
Meyer Burger Technology AG *	19,008	365,106
OC Oerlikon Corp. AG - Reg’d *	5,570	38,209
Schindler Holding AG	428	49,807

		966,179

Diversified Financials 0.8%
GAM Holding AG *	38,110	488,282

Food, Beverage & Tobacco 1.0%
Nestle S.A. - Reg’d	10,664	611,944

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.2%
Holcim Ltd. - Reg’d *	4,263	243,978
Syngenta AG - Reg’d *	1,622	492,559

		736,537

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Novartis AG - Reg’d	8,586	465,991
Roche Holding AG	6,969	1,182,322

		1,648,313

Transportation 0.1%
Flughafen Zuerich AG - Reg’d	77	29,275
Swissair Group (a)(b)*	30	—

		29,275

		4,480,530

Taiwan 0.6%

Automobiles & Components 0.1%
China Motor Corp.	40,000	42,763

Diversified Financials 0.1%
KGI Securities Co., Ltd.	111,000	46,903

Technology Hardware & Equipment 0.4%
Asustek Computer, Inc.	32,000	252,952

		342,618

Turkey 1.3%

Automobiles & Components 0.2%
Ford Otomotiv Sanayi A/S	11,421	101,973

Banks 0.7%
Turkiye Halk Bankasi A/S	37,856	248,476
Turkiye Vakiflar Bankasi T.A.O., Class D	133,575	216,690

		465,166

Utilities 0.4%
Aygaz A.S.	48,506	244,695

		811,834

United Kingdom 21.4%

Banks 0.8%
Barclays plc	148,743	498,744

Capital Goods 0.8%
Bodycote plc	107,529	517,722

Commercial & Professional Supplies 0.7%
Berendsen plc	60,597	440,478

Consumer Durables & Apparel 1.2%
Persimmon plc	65,989	548,533
Skyworth Digital Holdings Ltd.	442,000	189,586

		738,119

Consumer Services 0.7%
William Hill plc	119,332	423,076

Energy 3.0%
John Wood Group plc	45,854	476,472
Petrofac Ltd.	23,441	539,096
Royal Dutch Shell plc, B Shares	22,036	805,352

		1,820,920

Food & Staples Retailing 0.6%
WM Morrison Supermarkets plc	86,981	392,413

Food, Beverage & Tobacco 0.3%
SABMiller plc	4,904	186,397

Insurance 0.9%
Lancashire Holdings Ltd.	49,025	532,230

Materials 2.4%
African Barrick Gold plc	8,752	71,173
BHP Billiton plc	4,232	142,267
Mondi plc	52,872	421,601
Rio Tinto plc	13,270	799,402

		1,434,443

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
AstraZeneca plc	17,281	832,304
GlaxoSmithKline plc	50,038	1,113,035

		1,945,339

Real Estate 0.8%
Savills plc	91,692	485,908

Retailing 1.7%
Kingfisher plc	123,174	497,328
WH Smith plc	60,037	522,767

		1,020,095

Software & Services 1.0%
Micro Focus International plc	70,104	467,789
The Sage Group plc	30,976	143,314

		611,103

Technology Hardware & Equipment 0.8%
Spectris plc	19,932	481,728

Telecommunication Services 2.4%
BT Group plc	180,505	580,697
Vodafone Group plc	334,794	902,993

		1,483,690

Utilities 0.1%
Drax Group plc	3,622	30,368

		13,042,773

Total Common Stock
(Cost $57,277,977)		59,918,820

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI EAFE Index Fund	9,030	470,824

Total Other Investment Company
(Cost $430,966)		470,824

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $57,719,081 and the unrealized appreciation and depreciation were $5,050,248 and ($2,379,685), respectively, with a net unrealized appreciation of $2,670,563.

At 01/31/12, the values of certain foreign securities held by the fund aggregating $59,232,567 were adjusted from their

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$59,232,567	$—	$59,232,567
Brazil(a)	252,819	—	—	252,819
Canada(a)	433,434	—	—	433,434
Other Investment Company(a)	470,824	—	—	470,824

Total	$1,157,077	$59,232,567	$—	$60,389,644

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46827JAN12

6

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	1,461,791,030	1,642,989,752
0.7%		Other Investment Company	11,855,449	11,855,449
0.1%		Short-Term Investments	897,000	897,000

99.8%		Total Investments	1,474,543,479	1,655,742,201
0.5%		Collateral Invested for Securities on Loan	8,038,101	8,038,101
(0	.3)%	Other Assets and Liabilities, Net		(4,312,307)

100.0%		Net Assets		1,659,467,995

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.1%
Autoliv, Inc.	10,200	643,518
BorgWarner, Inc. *	6,750	503,753
Cooper Tire & Rubber Co.	13,200	198,792
Dana Holding Corp. *	28,300	420,255
Exide Technologies *	32,200	106,260
Ford Motor Co.	590,574	7,334,929
General Motors Co. *	94,300	2,265,086
Gentex Corp.	7,400	198,838
Harley-Davidson, Inc.	25,560	1,129,496
Johnson Controls, Inc.	79,610	2,529,210
Lear Corp.	6,800	284,920
Tenneco, Inc. *	11,660	374,286
The Goodyear Tire & Rubber Co. *	112,390	1,461,070
TRW Automotive Holdings Corp. *	22,050	827,316

		18,277,729

Banks 3.6%
Associated Banc-Corp.	39,760	495,410
Astoria Financial Corp.	28,755	239,529
BancorpSouth, Inc.	18,345	206,014
Bank of Hawaii Corp.	6,720	307,238
BB&T Corp.	134,475	3,656,375
CapitalSource, Inc.	76,900	531,379
CIT Group, Inc. *	21,700	827,638
City National Corp.	6,220	285,374
Comerica, Inc.	34,200	946,314
Commerce Bancshares, Inc.	10,849	421,158
Cullen/Frost Bankers, Inc.	7,700	428,659
East West Bancorp, Inc.	12,300	270,108
F.N.B. Corp.	19,900	233,228
Fifth Third Bancorp	144,790	1,883,718
First Horizon National Corp.	58,066	506,916
First Niagara Financial Group, Inc.	37,700	360,789
FirstMerit Corp.	18,125	284,381
Fulton Financial Corp.	30,680	285,017
Hancock Holding Co.	13,752	456,566
Hudson City Bancorp, Inc.	96,890	652,070
Huntington Bancshares, Inc.	142,127	811,545
KeyCorp	203,490	1,581,117
M&T Bank Corp.	17,486	1,394,334
MGIC Investment Corp. *	26,900	101,951
New York Community Bancorp, Inc.	66,665	845,979
People’s United Financial, Inc.	58,352	719,480
PNC Financial Services Group, Inc.	76,445	4,504,140
Popular, Inc. *	238,280	374,100
Regions Financial Corp.	352,225	1,838,615
SunTrust Banks, Inc.	117,260	2,412,038
Susquehanna Bancshares, Inc.	29,100	265,974
SVB Financial Group *	3,800	220,552
Synovus Financial Corp.	285,810	497,309
TCF Financial Corp.	25,565	256,673
Trustmark Corp.	10,600	249,842
U.S. Bancorp	278,800	7,867,736
Umpqua Holdings Corp.	19,000	231,230
Valley National Bancorp	27,144	323,557
Washington Federal, Inc.	16,250	256,100
Webster Financial Corp.	15,425	327,010
Wells Fargo & Co.	709,625	20,728,146
Zions Bancorp	40,335	679,241

		59,764,550

Capital Goods 8.4%
3M Co.	66,775	5,790,060
Acuity Brands, Inc.	4,120	239,908
Aecom Technology Corp. *	19,600	448,644
AerCap Holdings N.V. *	21,400	267,286
AGCO Corp. *	13,640	694,685
Alliant Techsystems, Inc.	6,820	405,176
AMETEK, Inc.	8,865	416,655
BE Aerospace, Inc. *	8,800	371,360
Brady Corp., Class A	7,800	252,486
Briggs & Stratton Corp.	14,235	222,208
Carlisle Cos., Inc.	7,450	355,589
Caterpillar, Inc.	55,645	6,071,982
Cooper Industries plc	14,770	873,202
Crane Co.	6,695	321,360
Cummins, Inc.	12,084	1,256,736
Curtiss-Wright Corp.	8,000	298,880
Danaher Corp.	39,600	2,079,396
Deere & Co.	34,486	2,970,969

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Donaldson Co., Inc.	4,500	325,350
Dover Corp.	18,375	1,165,159
Eaton Corp.	17,920	878,618
EMCOR Group, Inc.	16,140	465,316
Emerson Electric Co.	70,850	3,640,273
EnerSys *	6,200	179,676
Esterline Technologies Corp. *	3,400	207,910
Exelis, Inc.	18,855	188,361
Fastenal Co.	14,740	688,063
Flowserve Corp.	3,625	399,366
Fluor Corp.	18,540	1,042,690
Fortune Brands Home & Security, Inc. *	24,700	458,679
Foster Wheeler AG *	16,170	363,178
Gardner Denver, Inc.	2,900	216,340
GATX Corp.	9,235	396,551
General Cable Corp. *	10,900	336,374
General Dynamics Corp.	53,725	3,715,621
General Electric Co.	1,806,125	33,792,599
Goodrich Corp.	10,655	1,329,211
Granite Construction, Inc.	7,800	207,714
Harsco Corp.	13,135	291,991
Honeywell International, Inc.	81,640	4,738,386
Hubbell, Inc., Class B	5,730	412,331
Huntington Ingalls Industries, Inc. *	9,515	358,525
Illinois Tool Works, Inc.	55,170	2,925,665
Ingersoll-Rand plc	35,642	1,245,331
ITT Corp.	9,427	204,943
Jacobs Engineering Group, Inc. *	20,240	905,942
Joy Global, Inc.	5,100	462,519
KBR, Inc.	24,000	771,360
Kennametal, Inc.	8,740	376,781
L-3 Communications Holdings, Inc.	21,535	1,523,386
Lennox International, Inc.	5,935	214,847
Lincoln Electric Holdings, Inc.	9,200	395,140
Lockheed Martin Corp.	60,435	4,975,009
Masco Corp.	107,550	1,298,128
Meritor, Inc. *	15,935	100,072
Mueller Industries, Inc.	6,300	278,523
Navistar International Corp. *	18,600	805,194
Northrop Grumman Corp.	58,695	3,407,245
Oshkosh Corp. *	16,320	396,250
Owens Corning *	22,050	744,187
PACCAR, Inc.	43,942	1,942,236
Pall Corp.	7,240	432,083
Parker Hannifin Corp.	15,017	1,211,572
Pentair, Inc.	13,950	513,639
Precision Castparts Corp.	7,516	1,230,219
Quanta Services, Inc. *	22,200	479,520
Raytheon Co.	62,910	3,019,051
Regal-Beloit Corp.	3,000	170,310
Rockwell Automation, Inc.	9,250	720,298
Rockwell Collins, Inc.	11,630	673,261
Roper Industries, Inc.	5,500	513,645
Snap-on, Inc.	7,230	408,567
Spirit AeroSystems Holdings, Inc., Class A *	13,900	316,086
SPX Corp.	7,035	489,847
Stanley Black & Decker, Inc.	14,403	1,010,803
Teledyne Technologies, Inc. *	4,500	255,420
Terex Corp. *	22,825	451,935
Textron, Inc.	49,220	1,254,126
The Boeing Co.	89,240	6,619,823
The Manitowoc Co., Inc.	14,800	198,912
The Shaw Group, Inc. *	13,740	372,904
The Timken Co.	11,165	545,187
Thomas & Betts Corp. *	6,500	464,035
Trinity Industries, Inc.	12,625	397,183
Tutor Perini Corp. *	10,900	165,571
Tyco International Ltd.	74,465	3,793,992
United Rentals, Inc. *	17,800	680,672
United Technologies Corp.	95,615	7,491,435
URS Corp. *	17,793	732,182
USG Corp. *	17,925	230,157
W.W. Grainger, Inc.	6,735	1,284,634
WABCO Holdings, Inc. *	3,700	191,845
WESCO International, Inc. *	8,400	528,192
Xylem, Inc.	22,055	571,445

		139,526,173

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	20,350	552,502
Cintas Corp.	21,850	809,542
Corrections Corp. of America *	12,290	289,184
Covanta Holding Corp.	14,015	200,274
Deluxe Corp.	10,145	259,408
Equifax, Inc.	10,530	410,354
FTI Consulting, Inc. *	7,300	312,586
HNI Corp.	10,220	277,269
Iron Mountain, Inc.	21,955	676,653
Kelly Services, Inc., Class A	13,140	212,342
Manpower, Inc.	18,290	733,612
Nielsen Holdings N.V. *	9,400	272,412
Pitney Bowes, Inc.	43,705	829,084
R.R. Donnelley & Sons Co. (c)	76,340	867,222
Republic Services, Inc.	41,024	1,201,183
Robert Half International, Inc.	13,710	379,630
Stericycle, Inc. *	2,600	218,452
The Brink’s Co.	9,220	259,912
The Dun & Bradstreet Corp.	3,000	248,430
United Stationers, Inc.	14,350	463,936
Waste Connections, Inc.	9,500	306,945
Waste Management, Inc.	74,755	2,598,484

		12,379,416

Consumer Durables & Apparel 1.1%
Brunswick Corp.	14,470	308,790
Coach, Inc.	10,175	712,759
D.R. Horton, Inc.	75,390	1,049,429
Garmin Ltd. (c)	15,370	640,929
Hanesbrands, Inc. *	18,100	445,260
Harman International Industries, Inc.	6,420	270,924
Hasbro, Inc.	12,665	442,135
Jarden Corp.	15,277	514,682
KB Home (c)	22,960	207,099
Leggett & Platt, Inc.	27,020	579,849
Liz Claiborne, Inc. *	65,745	611,428
M.D.C. Holdings, Inc.	9,335	185,020
Mattel, Inc.	43,635	1,352,685

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meritage Homes Corp. *	9,000	217,800
Mohawk Industries, Inc. *	16,435	1,005,165
Newell Rubbermaid, Inc.	45,550	841,308
NIKE, Inc., Class B	19,028	1,978,722
NVR, Inc. *	803	556,680
Polaris Industries, Inc.	6,600	425,040
PulteGroup, Inc. *	97,752	728,252
PVH Corp.	4,000	308,760
Ralph Lauren Corp.	3,620	550,240
The Jones Group, Inc.	36,775	335,756
The Warnaco Group, Inc. *	4,300	250,475
Toll Brothers, Inc. *	15,095	329,222
Tupperware Brands Corp.	4,800	301,632
VF Corp.	12,745	1,675,840
Whirlpool Corp.	19,055	1,035,068

		17,860,949

Consumer Services 1.5%
Apollo Group, Inc., Class A *	14,950	783,529
Boyd Gaming Corp. *	24,525	215,084
Brinker International, Inc.	17,455	451,212
Career Education Corp. *	10,135	102,465
Carnival Corp.	54,645	1,650,279
Darden Restaurants, Inc.	16,345	749,745
DeVry, Inc.	5,100	192,576
Domino’s Pizza, Inc. *	18,700	610,555
H&R Block, Inc.	48,465	792,887
Hyatt Hotels Corp., Class A *	5,900	251,458
International Game Technology	39,055	622,146
Jack in the Box, Inc. *	12,340	261,608
Las Vegas Sands Corp. *	9,870	484,716
Marriott International, Inc., Class A	25,789	888,431
Marriott Vacations Worldwide Corp. *	8,748	181,521
McDonald’s Corp.	83,980	8,318,219
MGM Resorts International *	73,415	958,066
Penn National Gaming, Inc. *	13,240	542,046
Regis Corp.	14,075	241,245
Royal Caribbean Cruises Ltd.	21,705	589,942
Service Corp. International	32,200	357,420
Starbucks Corp.	33,790	1,619,555
Starwood Hotels & Resorts Worldwide, Inc.	14,670	795,701
The Wendy’s Co.	78,900	370,041
Wyndham Worldwide Corp.	19,540	776,910
Wynn Resorts Ltd.	3,200	368,736
Yum! Brands, Inc.	28,830	1,825,804

		25,001,897

Diversified Financials 6.9%
Affiliated Managers Group, Inc. *	2,700	271,377
American Express Co.	140,725	7,055,952
Ameriprise Financial, Inc.	22,100	1,183,455
Bank of America Corp.	2,826,860	20,155,512
BlackRock, Inc.	6,400	1,164,800
Capital One Financial Corp.	91,310	4,177,433
Citigroup, Inc.	648,933	19,935,222
CME Group, Inc.	6,520	1,561,605
Discover Financial Services	73,922	2,009,200
E*TRADE Financial Corp. *	39,697	325,118
Eaton Vance Corp.	7,700	197,813
Federated Investors, Inc., Class B (c)	16,730	285,748
Franklin Resources, Inc.	11,040	1,171,344
Interactive Brokers Group, Inc., Class A	21,900	331,128
IntercontinentalExchange, Inc. *	2,600	297,648
Invesco Ltd.	41,200	929,884
Jefferies Group, Inc. (c)	15,400	234,234
JPMorgan Chase & Co.	667,842	24,910,507
Knight Capital Group, Inc., Class A *	18,900	245,511
Legg Mason, Inc.	25,720	655,088
Leucadia National Corp.	8,900	247,064
Moody’s Corp.	15,370	572,225
Morgan Stanley	282,435	5,267,413
MSCI, Inc., Class A *	7,600	247,608
Northern Trust Corp.	28,860	1,189,321
NYSE Euronext	29,720	789,363
PHH Corp. *	26,290	304,701
Raymond James Financial, Inc.	12,435	435,225
SEI Investments Co.	9,100	167,167
SLM Corp.	77,635	1,160,643
State Street Corp.	63,336	2,481,504
T. Rowe Price Group, Inc.	15,145	875,987
TD Ameritrade Holding Corp.	32,070	516,648
The Bank of New York Mellon Corp.	155,152	3,123,210
The Charles Schwab Corp. (b)	94,515	1,101,100
The Goldman Sachs Group, Inc.	71,411	7,960,184
The NASDAQ OMX Group, Inc. *	25,430	630,155

		114,168,097

Energy 11.0%
Alpha Natural Resources, Inc. *	13,872	279,105
Anadarko Petroleum Corp.	41,415	3,343,019
Apache Corp.	23,920	2,365,210
Arch Coal, Inc.	14,700	212,121
Atwood Oceanics, Inc. *	5,200	239,096
Baker Hughes, Inc.	33,449	1,643,349
Bristow Group, Inc.	5,000	245,300
Cabot Oil & Gas Corp.	12,600	401,940
Cameron International Corp. *	15,680	834,176
Chesapeake Energy Corp.	63,920	1,350,630
Chevron Corp.	305,005	31,439,915
Cimarex Energy Co.	3,445	201,119
ConocoPhillips	299,410	20,422,756
CONSOL Energy, Inc.	14,435	515,907
Copano Energy L.L.C.	6,400	217,024
CVR Energy, Inc. *	12,700	316,738
Denbury Resources, Inc. *	15,900	299,874
Devon Energy Corp.	35,840	2,286,950
Diamond Offshore Drilling, Inc.	10,920	680,316
Dresser-Rand Group, Inc. *	5,700	292,011
El Paso Corp.	55,020	1,478,387
Energen Corp.	6,710	323,221
EOG Resources, Inc.	15,050	1,597,407
EQT Corp.	9,880	499,138
Exterran Holdings, Inc. *	22,600	209,728
Exxon Mobil Corp.	608,284	50,937,702

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Technologies, Inc. *	10,080	515,189
Forest Oil Corp. *	8,050	104,650
Halliburton Co.	62,065	2,282,751
Helix Energy Solutions Group, Inc. *	27,000	444,150
Helmerich & Payne, Inc.	7,095	437,832
Hess Corp.	49,050	2,761,515
HollyFrontier Corp.	22,702	666,077
Key Energy Services, Inc. *	16,200	234,576
Linn Energy L.L.C.	8,400	313,320
Marathon Oil Corp.	142,790	4,482,178
Marathon Petroleum Corp.	70,395	2,690,497
McDermott International, Inc. *	27,110	329,658
Murphy Oil Corp.	27,675	1,649,430
Nabors Industries Ltd. *	47,900	891,898
National Oilwell Varco, Inc.	25,723	1,902,987
Newfield Exploration Co. *	10,800	408,348
Noble Corp. *	25,120	875,181
Noble Energy, Inc.	11,135	1,120,960
Occidental Petroleum Corp.	62,470	6,232,632
Oceaneering International, Inc.	7,500	364,425
Oil States International, Inc. *	4,800	382,512
Overseas Shipholding Group, Inc. (c)	15,120	192,175
Patterson-UTI Energy, Inc.	18,400	347,208
Peabody Energy Corp.	15,245	519,702
Pioneer Natural Resources Co.	5,650	561,045
Plains Exploration & Production Co. *	14,900	562,028
QEP Resources, Inc.	14,350	410,984
Range Resources Corp.	6,600	379,632
Rowan Cos., Inc. *	12,300	418,323
Schlumberger Ltd.	72,100	5,419,757
SEACOR Holdings, Inc. *	4,000	366,120
Ship Finance International Ltd. (c)	12,318	138,331
SM Energy Co.	3,200	232,256
Southern Union Co.	16,580	719,075
Southwestern Energy Co. *	13,640	424,750
Spectra Energy Corp.	87,560	2,757,264
Sunoco, Inc.	57,480	2,204,933
Superior Energy Services, Inc. *	6,600	188,166
Targa Resources Corp.	11,000	455,840
Teekay Corp.	13,140	360,299
Tesoro Corp. *	59,660	1,493,290
The Williams Cos., Inc.	69,175	1,993,623
Tidewater, Inc.	6,120	329,562
Ultra Petroleum Corp. *	7,300	175,419
Unit Corp. *	6,110	276,477
USEC, Inc. (c)*	115,400	220,414
Valero Energy Corp.	241,725	5,798,983
Weatherford International Ltd. *	83,490	1,397,623
Western Refining, Inc.	21,550	356,221
Whiting Petroleum Corp. *	5,800	290,522
World Fuel Services Corp.	15,000	680,700
WPX Energy, Inc. *	23,058	379,996

		181,773,623

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	7,512	382,661
Costco Wholesale Corp.	65,215	5,365,238
CVS Caremark Corp.	219,735	9,173,936
Nash Finch Co.	7,330	214,110
Rite Aid Corp. *	563,200	782,848
Ruddick Corp.	6,335	255,554
Safeway, Inc.	137,540	3,023,129
SUPERVALU, Inc. (c)	292,420	2,020,622
Sysco Corp.	116,340	3,502,998
The Kroger Co.	201,820	4,795,243
The Pantry, Inc. *	23,220	279,569
United Natural Foods, Inc. *	6,400	281,920
Wal-Mart Stores, Inc.	487,925	29,939,078
Walgreen Co.	120,970	4,035,559
Whole Foods Market, Inc.	14,400	1,066,032
Winn-Dixie Stores, Inc. *	76,700	724,815

		65,843,312

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	454,280	12,901,552
Archer-Daniels-Midland Co.	126,705	3,627,564
Beam, Inc.	22,300	1,166,513
Brown-Forman Corp., Class B	9,500	771,495
Bunge Ltd.	35,675	2,043,107
Campbell Soup Co.	30,130	955,121
Central European Distribution Corp. (c)*	29,400	120,540
Chiquita Brands International, Inc. *	15,200	133,608
Coca-Cola Enterprises, Inc.	68,095	1,824,265
ConAgra Foods, Inc.	78,505	2,093,728
Constellation Brands, Inc., Class A *	35,005	731,605
Corn Products International, Inc.	8,400	466,116
Dean Foods Co. *	177,690	1,911,944
Dole Food Co., Inc. (c)*	14,800	142,080
Dr Pepper Snapple Group, Inc.	27,500	1,067,550
Flowers Foods, Inc.	15,950	308,633
Fresh Del Monte Produce, Inc.	7,940	194,371
General Mills, Inc.	70,510	2,808,413
H.J. Heinz Co.	35,575	1,844,564
Hormel Foods Corp.	22,820	656,760
Kellogg Co.	28,680	1,420,234
Kraft Foods, Inc., Class A	241,392	9,245,314
Lorillard, Inc.	25,918	2,783,334
McCormick & Co., Inc. - Non Voting Shares	11,440	578,178
Mead Johnson Nutrition Co.	9,700	718,673
Molson Coors Brewing Co., Class B	20,780	891,254
PepsiCo, Inc.	139,408	9,154,923
Philip Morris International, Inc.	115,820	8,659,861
Ralcorp Holdings, Inc. *	9,300	813,285
Reynolds American, Inc.	64,850	2,544,065
Sara Lee Corp.	91,850	1,758,928
Smithfield Foods, Inc. *	44,206	987,120
The Coca-Cola Co.	165,865	11,200,863
The Hershey Co.	13,750	839,850
The JM Smucker Co.	12,825	1,010,354
Tyson Foods, Inc., Class A	81,680	1,522,515
Universal Corp.	6,720	301,594

		90,199,874

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.6%
Aetna, Inc.	67,060	2,930,522
Alere, Inc. *	10,300	248,745
AMERIGROUP Corp. *	6,600	448,866
AmerisourceBergen Corp.	93,340	3,637,460
Baxter International, Inc.	47,460	2,633,081
Becton, Dickinson & Co.	20,255	1,588,195
Boston Scientific Corp. *	321,465	1,915,931
Brookdale Senior Living, Inc. *	10,100	177,760
C.R. Bard, Inc.	4,900	453,348
Cardinal Health, Inc.	123,120	5,297,854
CareFusion Corp. *	32,310	773,824
Centene Corp. *	8,100	366,120
Cerner Corp. *	8,010	487,729
Cigna Corp.	38,209	1,712,909
Community Health Systems, Inc. *	23,450	438,515
Coventry Health Care, Inc. *	40,150	1,207,310
Covidien plc	39,670	2,043,005
DaVita, Inc. *	10,080	824,645
DENTSPLY International, Inc.	9,135	344,755
Edwards Lifesciences Corp. *	3,200	264,544
Express Scripts, Inc. *	33,440	1,710,790
Health Management Associates, Inc., Class A *	41,395	265,342
Health Net, Inc. *	36,770	1,387,700
Henry Schein, Inc. *	10,630	753,561
Hill-Rom Holdings, Inc.	7,300	240,973
Hologic, Inc. *	25,300	515,867
Humana, Inc.	35,840	3,190,477
Intuitive Surgical, Inc. *	1,100	505,901
Kindred Healthcare, Inc. *	11,600	142,332
Laboratory Corp. of America Holdings *	8,730	797,835
LifePoint Hospitals, Inc. *	12,230	491,524
Lincare Holdings, Inc.	12,102	310,900
Magellan Health Services, Inc. *	5,700	278,274
McKesson Corp.	68,900	5,630,508
Medco Health Solutions, Inc. *	65,110	4,038,122
MEDNAX, Inc. *	3,200	227,904
Medtronic, Inc.	99,765	3,847,936
Omnicare, Inc.	25,110	824,361
Owens & Minor, Inc.	14,002	425,801
Patterson Cos., Inc.	9,675	311,632
Quest Diagnostics, Inc.	18,955	1,100,906
St. Jude Medical, Inc.	22,460	936,807
STERIS Corp.	8,800	264,704
Stryker Corp.	17,645	978,062
Teleflex, Inc.	6,020	368,364
Tenet Healthcare Corp. *	118,175	625,146
The Cooper Cos., Inc.	3,400	245,276
UnitedHealth Group, Inc.	177,175	9,175,893
Universal American Corp.	16,600	182,434
Universal Health Services, Inc., Class B	10,550	435,610
Varian Medical Systems, Inc. *	5,220	343,841
VCA Antech, Inc. *	12,200	273,036
WellPoint, Inc.	112,670	7,246,934
Zimmer Holdings, Inc. *	20,240	1,229,580

		77,099,451

Household & Personal Products 1.9%
Avon Products, Inc.	49,225	874,728
Church & Dwight Co., Inc.	9,000	408,330
Colgate-Palmolive Co.	39,530	3,586,161
Energizer Holdings, Inc. *	9,720	749,606
Herbalife Ltd.	6,300	364,644
Kimberly-Clark Corp.	54,320	3,887,139
The Clorox Co.	14,010	961,927
The Estee Lauder Cos., Inc., Class A	11,320	655,768
The Procter & Gamble Co.	312,595	19,705,989

		31,194,292

Insurance 5.2%
ACE Ltd.	50,700	3,528,720
Aflac, Inc.	41,940	2,022,766
Alleghany Corp. *	718	207,753
Allied World Assurance Co. Holdings AG	10,140	623,914
Alterra Capital Holdings Ltd.	9,900	239,283
American Financial Group, Inc.	10,440	382,835
American International Group, Inc. *	25,780	647,336
Aon Corp.	24,236	1,173,749
Arch Capital Group Ltd. *	25,375	914,769
Arthur J. Gallagher & Co.	12,440	414,750
Aspen Insurance Holdings Ltd.	14,725	391,096
Assurant, Inc.	25,155	996,138
Assured Guaranty Ltd.	20,000	310,200
Axis Capital Holdings Ltd.	24,850	764,883
Berkshire Hathaway, Inc., Class A *	79	9,316,075
Berkshire Hathaway, Inc., Class B *	115,011	9,013,412
Brown & Brown, Inc.	10,100	230,078
Cincinnati Financial Corp.	35,680	1,166,022
CNO Financial Group, Inc. *	114,500	769,440
Delphi Financial Group, Inc., Class A	7,300	324,923
Endurance Specialty Holdings Ltd.	8,530	319,022
Erie Indemnity Co., Class A	3,025	231,927
Everest Re Group Ltd.	10,025	856,135
Fidelity National Financial, Inc., Class A	125,025	2,274,205
Genworth Financial, Inc., Class A *	147,800	1,139,538
Hartford Financial Services Group, Inc.	144,210	2,526,559
HCC Insurance Holdings, Inc.	15,335	425,700
Kemper Corp.	15,450	459,946
Lincoln National Corp.	60,080	1,294,123
Loews Corp.	69,982	2,611,028
Markel Corp. *	1,213	488,924
Marsh & McLennan Cos., Inc.	60,050	1,896,979
MBIA, Inc. (c)*	26,010	320,443
Mercury General Corp.	6,030	263,511
MetLife, Inc.	97,605	3,448,385
Montpelier Re Holdings Ltd.	17,180	298,417
Old Republic International Corp.	54,660	540,041

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PartnerRe Ltd.	13,930	911,301
Platinum Underwriters Holdings Ltd.	7,200	246,600
Primerica, Inc.	13,000	318,500
Principal Financial Group, Inc.	46,185	1,261,312
ProAssurance Corp.	4,300	351,009
Protective Life Corp.	18,665	466,812
Prudential Financial, Inc.	75,440	4,318,185
Reinsurance Group of America, Inc.	11,100	604,839
RenaissanceRe Holdings Ltd.	8,425	615,952
RLI Corp.	3,400	242,488
Selective Insurance Group, Inc.	13,600	244,528
StanCorp Financial Group, Inc.	8,825	341,174
The Allstate Corp.	150,655	4,346,397
The Chubb Corp.	54,075	3,645,196
The Hanover Insurance Group, Inc.	8,930	324,695
The Phoenix Cos., Inc. *	91,680	188,861
The Progressive Corp.	96,045	1,947,793
The Travelers Cos., Inc.	110,895	6,465,178
Torchmark Corp.	17,310	790,548
Transatlantic Holdings, Inc.	13,225	733,326
Unum Group	56,125	1,281,334
Validus Holdings Ltd.	14,400	461,808
W. R. Berkley Corp.	25,260	865,660
White Mountains Insurance Group Ltd.	1,629	735,070
Willis Group Holdings plc	16,745	650,878
XL Group plc	66,985	1,357,786

		86,550,255

Materials 3.8%
Air Products & Chemicals, Inc.	20,675	1,820,020
Airgas, Inc.	6,100	481,473
AK Steel Holding Corp. (c)	29,445	277,961
Albemarle Corp.	4,800	308,688
Alcoa, Inc.	208,905	2,122,475
Allegheny Technologies, Inc.	9,411	427,165
AptarGroup, Inc.	5,900	309,278
Ashland, Inc.	18,535	1,168,817
Ball Corp.	19,980	784,415
Bemis Co., Inc.	16,455	514,712
Cabot Corp.	7,830	283,446
Carpenter Technology Corp.	5,200	272,896
Celanese Corp., Series A	13,700	667,327
CF Industries Holdings, Inc.	2,871	509,258
Cliffs Natural Resources, Inc.	4,800	346,800
Commercial Metals Co.	35,945	515,451
Crown Holdings, Inc. *	19,320	696,872
Cytec Industries, Inc.	6,120	305,143
Domtar Corp.	9,591	828,471
E.I. du Pont de Nemours & Co.	94,945	4,831,751
Eastman Chemical Co.	19,620	987,279
Ecolab, Inc.	25,691	1,552,764
FMC Corp.	4,840	448,571
Freeport-McMoran Copper & Gold, Inc.	61,570	2,845,150
Greif, Inc., Class A	4,512	218,606
Huntsman Corp.	41,915	533,578
International Flavors & Fragrances, Inc.	6,435	359,137
International Paper Co.	103,195	3,213,492
Louisiana-Pacific Corp. *	24,185	206,056
LyondellBasell Industries N.V., Class A	47,500	2,047,250
Martin Marietta Materials, Inc.	4,410	363,869
MeadWestvaco Corp.	31,540	928,538
Monsanto Co.	36,095	2,961,595
Newmont Mining Corp.	39,510	2,429,075
Nucor Corp.	58,080	2,583,979
Olin Corp.	14,055	312,021
Owens-Illinois, Inc. *	33,945	816,377
Packaging Corp. of America	10,745	302,364
PPG Industries, Inc.	19,900	1,782,642
Praxair, Inc.	23,170	2,460,654
Reliance Steel & Aluminum Co.	11,420	607,544
Rock-Tenn Co., Class A	6,372	394,172
Rockwood Holdings, Inc. *	7,400	373,700
RPM International, Inc.	19,765	494,718
Sealed Air Corp.	23,475	467,857
Sensient Technologies Corp.	6,300	249,606
Sigma-Aldrich Corp.	7,830	532,753
Silgan Holdings, Inc.	6,340	263,490
Solutia, Inc. *	12,200	335,500
Sonoco Products Co.	15,755	493,132
Southern Copper Corp.	24,065	834,815
Steel Dynamics, Inc.	35,150	560,643
Temple-Inland, Inc.	36,845	1,174,987
The Dow Chemical Co.	189,000	6,333,390
The Mosaic Co.	7,710	431,529
The Scotts Miracle-Gro Co., Class A (c)	6,720	318,259
The Sherwin-Williams Co.	11,145	1,086,972
The Valspar Corp.	11,250	486,450
United States Steel Corp. (c)	25,095	757,618
Vulcan Materials Co.	19,223	843,121
W.R. Grace & Co. *	7,300	390,842
Worthington Industries, Inc.	14,765	271,824

		62,528,338

Media 3.1%
AMC Networks, Inc., Class A *	5,616	240,140
Cablevision Systems Corp., Class A	20,565	299,221
CBS Corp., Class B - Non Voting Shares	110,490	3,146,755
Cinemark Holdings, Inc.	10,600	209,032
Comcast Corp., Class A	225,040	5,983,814
Comcast Corp., Special Class A	76,420	1,947,946
Dex One Corp. (c)*	47,000	78,960
DIRECTV, Class A *	55,640	2,504,356
Discovery Communications, Inc., Class A *	7,667	328,761
Discovery Communications, Inc., Class C *	7,407	287,762
DISH Network Corp., Class A	32,070	895,394
Gannett Co., Inc.	79,930	1,132,608
Lamar Advertising Co., Class A *	10,120	289,533
Liberty Global, Inc., Series A *	24,310	1,115,343
Liberty Global, Inc., Series C *	23,070	1,018,771

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Liberty Media Corp. - Liberty Capital, Class A *	6,265	516,299
Live Nation Entertainment, Inc. *	31,814	327,048
News Corp., Class A	194,520	3,662,812
News Corp., Class B	63,190	1,230,309
Omnicom Group, Inc.	30,604	1,395,848
Regal Entertainment Group, Class A	34,785	433,073
SuperMedia, Inc. (c)*	28,800	82,944
The Interpublic Group of Cos., Inc.	53,705	554,773
The McGraw-Hill Cos., Inc.	34,180	1,572,280
The New York Times Co., Class A *	35,900	267,455
The Walt Disney Co.	167,550	6,517,695
Time Warner Cable, Inc.	43,109	3,177,996
Time Warner, Inc.	217,088	8,045,281
Viacom Inc., Class B	54,200	2,549,568
Virgin Media, Inc.	40,610	968,142

		50,779,919

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Abbott Laboratories	167,390	9,064,169
Agilent Technologies, Inc. *	19,205	815,636
Allergan, Inc.	11,530	1,013,602
Amgen, Inc.	101,755	6,910,182
Biogen Idec, Inc. *	19,150	2,258,168
Bristol-Myers Squibb Co.	267,650	8,629,036
Celgene Corp. *	12,000	872,400
Charles River Laboratories International, Inc. *	7,920	267,458
Covance, Inc. *	5,620	246,212
Eli Lilly & Co.	180,555	7,175,256
Endo Pharmaceuticals Holdings, Inc. *	10,000	371,700
Forest Laboratories, Inc. *	30,555	971,038
Gilead Sciences, Inc. *	47,960	2,342,366
Hospira, Inc. *	12,150	418,689
Johnson & Johnson	299,195	19,719,942
Life Technologies Corp. *	12,119	586,923
Merck & Co., Inc.	395,857	15,145,489
Mettler-Toledo International, Inc. *	1,500	263,250
Mylan, Inc. *	18,575	385,431
PerkinElmer, Inc.	11,000	263,780
Perrigo Co.	3,300	315,480
Pfizer, Inc.	1,330,699	28,476,959
Thermo Fisher Scientific, Inc. *	40,345	2,134,251
Waters Corp. *	3,800	328,966
Watson Pharmaceuticals, Inc. *	8,065	472,851

		109,449,234

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	4,364	315,997
American Tower Corp.	11,965	759,897
Annaly Capital Management, Inc.	102,785	1,730,899
Apartment Investment & Management Co., Class A	26,954	661,990
AvalonBay Communities, Inc.	6,099	829,525
BioMed Realty Trust, Inc.	14,500	269,265
Boston Properties, Inc.	13,090	1,362,014
Brandywine Realty Trust	29,925	318,402
BRE Properties, Inc.	5,920	306,774
Camden Property Trust	7,320	472,140
CBL & Associates Properties, Inc.	22,636	393,187
CBRE Group, Inc. *	19,630	378,859
Chimera Investment Corp.	79,700	242,288
Colonial Properties Trust	17,425	372,547
CommonWealth REIT	17,862	351,346
Corporate Office Properties Trust	8,600	208,378
DCT Industrial Trust, Inc.	39,900	220,248
DDR Corp.	45,452	629,965
Digital Realty Trust, Inc.	3,800	269,268
Douglas Emmett, Inc.	11,500	240,465
Duke Realty Corp.	45,675	611,588
Entertainment Properties Trust	4,700	209,009
Equity Residential	25,545	1,521,205
Essex Property Trust, Inc.	2,200	316,800
Federal Realty Investment Trust	4,370	412,790
General Growth Properties, Inc.	28,800	454,464
Hatteras Financial Corp.	7,600	210,976
HCP, Inc.	24,265	1,019,858
Health Care REIT, Inc.	9,830	562,374
Highwoods Properties, Inc.	10,035	332,058
Home Properties, Inc.	4,800	285,984
Hospitality Properties Trust	31,755	769,424
Host Hotels & Resorts, Inc.	70,478	1,157,249
iStar Financial, Inc. (c)*	56,870	396,953
Jones Lang LaSalle, Inc.	3,700	291,412
Kilroy Realty Corp.	6,400	266,432
Kimco Realty Corp.	43,960	802,270
Lexington Realty Trust	25,700	221,020
Liberty Property Trust	18,950	630,846
Mack-Cali Realty Corp.	14,650	421,334
MFA Financial, Inc.	38,500	282,590
National Retail Properties, Inc.	7,800	210,678
Pennsylvania Real Estate Investment Trust	18,200	223,496
Piedmont Office Realty Trust, Inc., Class A	11,200	207,424
Plum Creek Timber Co., Inc.	17,795	690,090
Potlatch Corp.	10,000	305,200
ProLogis, Inc.	56,705	1,798,116
Public Storage	7,730	1,073,388
Rayonier, Inc. REIT	12,302	562,570
Realty Income Corp.	7,340	267,176
Redwood Trust, Inc.	20,225	237,644
Regency Centers Corp.	9,620	397,498
Rouse Properties, Inc. *	1,080	13,349
Senior Housing Properties Trust	10,640	241,315
Simon Property Group, Inc.	16,976	2,306,359
SL Green Realty Corp.	7,507	551,990
Sunstone Hotel Investors, Inc. *	29,400	273,126
The Macerich Co.	10,502	570,259
UDR, Inc.	18,087	470,624
Ventas, Inc.	17,778	1,036,635
Vornado Realty Trust REIT	16,428	1,328,697
Washington Real Estate Investment Trust	6,400	190,720
Weingarten Realty Investors	16,835	408,585

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weyerhaeuser Co.	81,257	1,626,765

		36,501,794

Retailing 4.2%
Aaron’s, Inc.	11,350	302,024
Abercrombie & Fitch Co., Class A	10,110	464,453
Advance Auto Parts, Inc.	8,145	624,233
Aeropostale, Inc. *	8,600	140,782
Amazon.com, Inc. *	9,550	1,856,902
American Eagle Outfitters, Inc.	31,735	447,146
ANN, Inc. *	9,830	238,476
Asbury Automotive Group, Inc. *	15,945	365,300
Ascena Retail Group, Inc. *	8,000	282,960
AutoNation, Inc. *	30,215	1,080,488
AutoZone, Inc. *	2,523	877,701
Barnes & Noble, Inc. (c)*	23,940	288,956
Bed Bath & Beyond, Inc. *	22,165	1,345,416
Best Buy Co., Inc.	101,400	2,428,530
Big Lots, Inc. *	11,065	436,957
Cabela’s, Inc. *	9,400	245,152
CarMax, Inc. *	21,440	652,419
Charming Shoppes, Inc. *	73,790	365,998
Chico’s FAS, Inc.	19,000	217,360
Collective Brands, Inc. *	14,240	237,238
Core-Mark Holding Co., Inc.	7,600	308,636
Dick’s Sporting Goods, Inc.	6,000	247,260
Dillard’s, Inc., Class A	10,175	450,244
Dollar Tree, Inc. *	11,017	934,352
Expedia, Inc.	14,665	474,706
Family Dollar Stores, Inc.	13,275	740,745
Foot Locker, Inc.	29,795	781,821
GameStop Corp., Class A *	41,490	969,206
Genuine Parts Co.	23,600	1,505,208
Group 1 Automotive, Inc.	8,335	444,589
HSN, Inc.	8,100	289,089
J.C. Penney Co., Inc.	54,000	2,243,700
Kohl’s Corp.	43,295	1,991,137
Liberty Interactive Corp., Class A *	95,120	1,628,454
Limited Brands, Inc.	40,820	1,708,725
LKQ Corp. *	9,800	319,480
Lowe’s Cos., Inc.	210,255	5,641,142
Macy’s, Inc.	105,920	3,568,445
Netflix, Inc. *	900	108,180
Nordstrom, Inc.	22,055	1,089,076
O’Reilly Automotive, Inc. *	10,930	890,904
Office Depot, Inc. *	203,850	556,511
OfficeMax, Inc. *	38,255	211,550
Penske Automotive Group, Inc.	14,995	335,588
PetSmart, Inc.	11,040	587,549
Priceline.com, Inc. *	706	373,813
RadioShack Corp.	30,080	215,974
Rent-A-Center, Inc.	17,170	580,689
Ross Stores, Inc.	15,690	797,366
Saks, Inc. (c)*	47,235	471,405
Sears Holdings Corp. (c)*	26,221	1,105,215
Signet Jewelers Ltd.	12,000	546,960
Sonic Automotive, Inc., Class A	22,160	345,474
Staples, Inc.	99,550	1,456,417
Target Corp.	116,495	5,919,111
The Gap, Inc.	63,575	1,206,654
The Home Depot, Inc.	246,696	10,950,836
The Men’s Wearhouse, Inc.	8,600	296,614
The TJX Cos., Inc.	35,630	2,427,828
Tiffany & Co.	8,235	525,393
Tractor Supply Co.	5,700	460,389
TripAdvisor, Inc. *	14,665	482,625
Urban Outfitters, Inc. *	6,000	159,000
Williams-Sonoma, Inc.	11,545	414,004

		69,660,555

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. *	70,030	469,901
Altera Corp.	9,150	364,079
Amkor Technology, Inc. *	35,680	204,446
Analog Devices, Inc.	22,365	875,142
Applied Materials, Inc.	111,125	1,364,615
Atmel Corp. *	20,600	200,026
Avago Technologies Ltd.	7,300	247,762
Broadcom Corp., Class A *	15,245	523,513
Cree, Inc. *	5,100	129,693
First Solar, Inc. (c)*	1,900	80,332
Intel Corp.	626,810	16,560,320
Intersil Corp., Class A	16,400	184,664
KLA-Tencor Corp.	10,680	546,068
Lam Research Corp. *	7,900	336,461
Linear Technology Corp.	13,455	448,321
LSI Corp. *	57,640	436,335
Marvell Technology Group Ltd. *	35,130	545,569
Maxim Integrated Products, Inc.	26,300	705,892
MEMC Electronic Materials, Inc. *	37,400	170,918
Microchip Technology, Inc.	16,880	623,041
Micron Technology, Inc. *	153,075	1,161,839
Novellus Systems, Inc. *	6,700	315,905
NVIDIA Corp. *	25,737	380,136
ON Semiconductor Corp. *	27,300	237,510
Skyworks Solutions, Inc. *	7,200	155,376
Teradyne, Inc. *	16,900	276,315
Texas Instruments, Inc.	90,570	2,932,657
Xilinx, Inc.	17,120	613,752

		31,090,588

Software & Services 5.0%
Accenture plc, Class A	44,695	2,562,811
Activision Blizzard, Inc.	55,000	678,700
Adobe Systems, Inc. *	30,140	932,833
Akamai Technologies, Inc. *	6,100	196,725
Alliance Data Systems Corp. *	4,380	485,304
Amdocs Ltd. *	20,800	612,352
AOL, Inc. *	52,680	853,943
Autodesk, Inc. *	7,800	280,800
Automatic Data Processing, Inc.	44,680	2,447,570
BMC Software, Inc. *	8,140	294,994
Broadridge Financial Solutions, Inc.	14,287	342,459
CA, Inc.	29,305	755,483
CACI International, Inc., Class A *	5,300	311,057
Check Point Software Technologies Ltd. *	8,700	489,723

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Citrix Systems, Inc. *	5,870	382,783
Cognizant Technology Solutions Corp., Class A *	7,500	538,125
Computer Sciences Corp.	49,945	1,290,079
Compuware Corp. *	19,400	152,096
Convergys Corp. *	25,465	338,939
DST Systems, Inc.	6,700	327,027
eBay, Inc. *	80,275	2,536,690
Electronic Arts, Inc. *	23,750	441,038
Fidelity National Information Services, Inc.	37,423	1,068,801
Fiserv, Inc. *	14,250	896,182
Google, Inc., Class A *	9,989	5,794,719
IAC/InterActiveCorp	19,062	821,000
International Business Machines Corp.	93,895	18,084,177
Intuit, Inc.	14,255	804,552
Lender Processing Services, Inc.	8,700	144,681
MasterCard, Inc., Class A	3,368	1,197,560
Microsoft Corp.	695,515	20,538,558
Monster Worldwide, Inc. *	13,300	95,760
Nuance Communications, Inc. *	14,800	422,096
Oracle Corp.	176,660	4,981,812
Paychex, Inc.	30,960	975,240
SAIC, Inc. *	60,100	772,886
Symantec Corp. *	70,345	1,209,231
Synopsys, Inc. *	14,300	417,274
Teradata Corp. *	6,500	348,140
Total System Services, Inc.	32,070	687,581
Unisys Corp. *	11,800	247,446
VeriSign, Inc.	9,360	346,882
Visa, Inc., Class A	28,900	2,908,496
Western Union Co.	28,610	546,451
Yahoo!, Inc. *	120,805	1,868,853

		82,429,909

Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	8,600	468,098
Anixter International, Inc. *	6,920	453,329
Apple, Inc. *	28,030	12,795,134
Arrow Electronics, Inc. *	33,195	1,370,622
Avnet, Inc. *	42,280	1,474,304
Benchmark Electronics, Inc. *	15,240	262,128
Brightpoint, Inc. *	18,900	221,508
Brocade Communications Systems, Inc. *	57,300	321,453
Cisco Systems, Inc.	516,465	10,138,208
Corning, Inc.	106,760	1,374,001
Dell, Inc. *	329,810	5,682,626
Diebold, Inc.	12,230	387,569
EMC Corp. *	113,110	2,913,714
Flextronics International Ltd. *	231,000	1,586,970
FLIR Systems, Inc.	6,400	164,800
Harris Corp.	14,725	603,725
Hewlett-Packard Co.	287,475	8,043,550
Ingram Micro, Inc., Class A *	84,055	1,595,364
Insight Enterprises, Inc. *	17,100	315,666
Itron, Inc. *	4,500	174,555
Jabil Circuit, Inc.	42,495	962,937
Juniper Networks, Inc. *	22,770	476,576
Lexmark International, Inc., Class A	15,745	549,501
Molex, Inc.	7,630	201,737
Molex, Inc., Class A	12,030	263,337
Motorola Mobility Holdings, Inc. *	30,015	1,159,479
Motorola Solutions, Inc.	78,345	3,635,991
NCR Corp. *	24,645	461,601
NetApp, Inc. *	10,430	393,628
QUALCOMM, Inc.	74,285	4,369,444
SanDisk Corp. *	18,665	856,350
Sanmina-SCI Corp. *	33,782	370,926
Seagate Technology plc	105,535	2,231,010
TE Connectivity Ltd.	51,615	1,760,071
Tech Data Corp. *	31,040	1,611,597
Tellabs, Inc.	49,460	187,948
Trimble Navigation Ltd. *	4,300	201,369
Vishay Intertechnology, Inc. *	29,240	359,067
Western Digital Corp. *	41,700	1,515,795
Xerox Corp.	212,826	1,649,402

		73,565,090

Telecommunication Services 4.4%
AT&T, Inc.	1,310,285	38,535,482
CenturyLink, Inc.	85,855	3,179,211
Cincinnati Bell, Inc. *	90,400	311,880
Crown Castle International Corp. *	13,080	634,118
Frontier Communications Corp.	108,398	463,943
Leap Wireless International, Inc. (c)*	20,300	173,768
Level 3 Communications, Inc. *	23,200	430,360
MetroPCS Communications, Inc. *	31,300	276,692
NII Holdings, Inc. *	16,770	337,245
Sprint Nextel Corp. *	1,242,100	2,633,252
Telephone & Data Systems, Inc.	27,827	731,850
tw telecom, Inc. *	12,600	253,890
United States Cellular Corp. *	8,535	391,500
Verizon Communications, Inc.	643,630	24,239,106
Windstream Corp.	84,800	1,023,536

		73,615,833

Transportation 2.0%
Alaska Air Group, Inc. *	7,925	603,330
Alexander & Baldwin, Inc.	6,620	313,126
AMERCO	2,420	234,062
Atlas Air Worldwide Holdings, Inc. *	5,000	238,175
Avis Budget Group, Inc. *	62,490	896,732
C.H. Robinson Worldwide, Inc.	9,880	680,139
Con-way, Inc.	11,230	356,440
CSX Corp.	94,810	2,137,966
Delta Air Lines, Inc. *	180,600	1,905,330
Dollar Thrifty Automotive Group, Inc. *	6,200	456,630
DryShips, Inc. *	38,300	85,026
Expeditors International of Washington, Inc.	10,825	483,336
FedEx Corp.	43,062	3,939,742
Hertz Global Holdings, Inc. *	111,000	1,509,600

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
J.B. Hunt Transport Services, Inc.	8,645	441,500
JetBlue Airways Corp. *	53,190	315,417
Kansas City Southern *	7,990	548,434
Kirby Corp. *	5,800	387,266
Norfolk Southern Corp.	42,250	3,050,450
Republic Airways Holdings, Inc. *	33,700	185,687
Ryder System, Inc.	15,820	890,350
SkyWest, Inc.	18,600	238,080
Southwest Airlines Co.	103,175	988,417
Union Pacific Corp.	38,656	4,418,767
United Continental Holdings, Inc. *	96,943	2,239,383
United Parcel Service, Inc., Class B	70,460	5,330,299
UTI Worldwide, Inc.	12,700	189,103
Werner Enterprises, Inc.	9,240	241,441
YRC Worldwide, Inc. (c)*	1,551	19,279

		33,323,507

Utilities 6.0%
AGL Resources, Inc.	24,114	1,000,972
Allete, Inc.	5,400	223,830
Alliant Energy Corp.	19,575	829,784
Ameren Corp.	78,890	2,496,080
American Electric Power Co., Inc.	100,245	3,965,692
American Water Works Co., Inc.	24,000	809,520
Aqua America, Inc.	11,600	255,896
Atmos Energy Corp.	23,960	776,544
Avista Corp.	11,500	291,410
Black Hills Corp.	8,125	274,300
Calpine Corp. *	69,750	1,018,350
CenterPoint Energy, Inc.	88,070	1,626,653
Cleco Corp.	7,800	310,128
CMS Energy Corp.	43,110	941,091
Consolidated Edison, Inc.	58,225	3,432,946
Constellation Energy Group, Inc.	75,680	2,757,022
Dominion Resources, Inc.	92,710	4,639,208
DTE Energy Co.	40,665	2,163,785
Duke Energy Corp.	289,645	6,172,335
Edison International	74,790	3,069,382
Entergy Corp.	38,517	2,672,309
Exelon Corp.	128,855	5,125,852
FirstEnergy Corp.	86,134	3,636,578
GenOn Energy, Inc. *	238,602	508,222
Great Plains Energy, Inc.	31,970	659,221
Hawaiian Electric Industries, Inc.	19,770	513,032
IDACORP, Inc.	7,640	322,026
Integrys Energy Group, Inc.	20,835	1,081,545
ITC Holdings Corp.	3,100	228,501
MDU Resources Group, Inc.	33,980	726,492
National Fuel Gas Co.	7,345	369,307
New Jersey Resources Corp.	7,880	376,034
NextEra Energy, Inc.	72,980	4,367,853
NiSource, Inc.	75,935	1,726,003
Northeast Utilities	29,315	1,018,696
NorthWestern Corp.	8,000	281,120
NRG Energy, Inc. *	85,560	1,444,253
NSTAR	15,980	717,981
NV Energy, Inc.	42,100	682,020
OGE Energy Corp.	14,365	759,334
ONEOK, Inc.	19,110	1,589,188
Pepco Holdings, Inc.	70,065	1,377,478
PG&E Corp.	68,715	2,793,952
Piedmont Natural Gas Co., Inc.	11,150	367,058
Pinnacle West Capital Corp.	22,785	1,076,819
PNM Resources, Inc.	27,595	491,467
Portland General Electric Co.	15,145	377,716
PPL Corp.	79,055	2,196,938
Progress Energy, Inc.	61,465	3,339,393
Public Service Enterprise Group, Inc.	93,880	2,848,319
Questar Corp.	46,850	903,268
SCANA Corp.	25,785	1,155,942
Sempra Energy	40,815	2,322,374
Southwest Gas Corp.	7,825	327,085
TECO Energy, Inc.	44,625	805,481
The AES Corp. *	214,340	2,734,978
The Southern Co.	133,135	6,065,631
UGI Corp.	22,120	595,249
Unisource Energy Corp.	7,400	275,724
Vectren Corp.	17,565	502,183
Westar Energy, Inc.	23,270	661,799
WGL Holdings, Inc.	10,545	449,744
Wisconsin Energy Corp.	14,740	501,160
Xcel Energy, Inc.	89,290	2,375,114

		100,405,367

Total Common Stock
(Cost $1,461,791,030)		1,642,989,752

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund	11,855,449	11,855,449

Total Other Investment Company
(Cost $11,855,449)		11,855,449

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
(0.01)%, 03/15/12 (a)(d)	460,000	460,000
0.00%, 03/15/12 (a)(d)	62,000	62,000
0.02%, 03/15/12 (a)(d)	75,000	75,000
0.01%, 03/15/12 (a)(d)	300,000	300,000

Total Short-Term Investments
(Cost $897,000)		897,000

End of Investments.

10

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

SSIT U.S. Government Money Market Fund	8,038,101	8,038,101

Total Collateral Invested for Securities on Loan
(Cost $8,038,101)		8,038,101

End of Collateral Invested for Securities on Loan.

At 01/31/12 tax basis cost of the fund’s investments was $1,499,095,047 and the unrealized appreciation and depreciation were $214,335,063 and ($57,687,909), respectively, with a net unrealized appreciation of $156,647,154.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	190	12,427,900	367,318

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 11

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,642,989,752	$—	$—	$1,642,989,752
Other Investment Company(a)	11,855,449	—	—	11,855,449
Short-Term Investments(a)	—	897,000	—	897,000

Total	$1,654,845,201	$897,000	$—	$1,655,742,201

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,038,101	$—	$—	$8,038,101
Futures Contract*	367,318	—	—	367,318

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$9,216	($260,695)	$261,421	$—	($9,942)	$—	$—	$—

Total	$9,216	($260,695)	$261,421	$—	($9,942)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46846JAN12

12

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	487,341,319	574,677,936
0.0%		Rights	—	14,824
0.0%		Warrants	—	—
0.7%		Other Investment Company	4,004,045	4,004,045
0.2%		Short-Term Investments	825,004	825,004

99.7%		Total Investments	492,170,368	579,521,809
3.8%		Collateral Invested for Securities on Loan	22,255,109	22,255,109
(3	.5)%	Other Assets and Liabilities, Net		(20,317,448)

100.0%		Net Assets		581,459,470

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	63,200	762,192
Dorman Products, Inc. *	6,000	260,460
Drew Industries, Inc. *	13,095	340,077
Federal-Mogul Corp. *	45,900	761,481
Fuel Systems Solutions, Inc. *	9,700	202,439
Modine Manufacturing Co. *	51,655	565,106
Motorcar Parts of America, Inc. *	7,700	49,434
Spartan Motors, Inc.	42,200	256,154
Standard Motor Products, Inc.	32,500	672,425
Stoneridge, Inc. *	21,200	198,644
Superior Industries International, Inc.	25,160	457,157
Thor Industries, Inc.	32,700	1,002,582
Tower International, Inc. *	20,100	229,542
Winnebago Industries, Inc. *	20,465	187,050

		5,944,743

Banks 8.2%
1st Source Corp.	7,740	193,810
Ameris Bancorp *	16,034	171,884
Arrow Financial Corp. (b)	6,275	164,719
BancFirst Corp.	4,075	163,652
Banco Latinoamericano de Comercio Exterior, S.A., Class E	38,100	705,231
Bank Mutual Corp.	46,660	187,107
Bank of Marin Bancorp	3,100	120,125
Bank of the Ozarks, Inc.	10,300	288,297
BankAtlantic Bancorp, Inc. Class A (b)*	25,660	80,829
BankFinancial Corp.	10,700	59,278
Banner Corp.	18,137	356,211
BBCN Bancorp, Inc. *	36,879	373,215
Beneficial Mutual Bancorp, Inc. *	12,850	113,723
Berkshire Hills Bancorp, Inc.	14,050	317,811
BOK Financial Corp.	14,500	807,650
Boston Private Financial Holdings, Inc.	73,240	603,498
Brookline Bancorp, Inc.	59,110	547,950
Bryn Mawr Bank Corp.	5,700	114,627
Camden National Corp.	3,200	110,080
Capitol Federal Financial, Inc.	78,486	906,513
Cardinal Financial Corp.	12,700	142,367
Cathay General Bancorp	54,300	854,682
Centerstate Banks, Inc.	18,200	128,310
Chemical Financial Corp.	18,430	417,071
Citizens & Northern Corp.	8,000	168,080
Citizens Republic Bancorp, Inc. *	85,150	1,094,177
City Holding Co. (b)	13,690	486,543
CoBiz Financial, Inc.	30,100	179,998
Columbia Banking System, Inc.	18,435	387,135
Community Bank System, Inc.	26,770	732,427
Community Trust Bancorp, Inc.	9,195	283,298
CVB Financial Corp.	90,180	949,595
Dime Community Bancshares	26,150	360,347
Doral Financial Corp. *	159,700	207,610
Eagle Bancorp, Inc. *	8,000	134,320
Enterprise Financial Services Corp.	10,400	128,856
ESSA Bancorp, Inc.	7,500	75,525
Financial Institutions, Inc.	8,705	148,768
First Bancorp	9,900	115,236
First BanCorp Puerto Rico (b)*	103,872	384,326
First Busey Corp.	37,115	185,946
First Citizens BancShares, Inc., Class A	3,000	529,260
First Commonwealth Financial Corp.	123,390	683,581
First Community Bancshares, Inc.	16,275	207,669
First Financial Bancorp	36,890	641,148
First Financial Bankshares, Inc. (b)	17,800	606,624
First Financial Corp.	6,000	210,120
First Financial Holdings, Inc.	15,145	147,058
First Interstate BancSystem, Inc.	14,700	202,272
First Merchants Corp.	24,965	245,905
First Midwest Bancorp, Inc.	78,695	856,202
Flagstar Bancorp, Inc. *	187,800	129,582
Flushing Financial Corp.	25,455	333,715
Glacier Bancorp, Inc.	54,880	766,674
Great Southern Bancorp, Inc.	7,000	170,100
Hanmi Financial Corp. *	9,021	74,333
Heartland Financial USA, Inc.	6,050	99,825
Home Bancshares, Inc.	8,840	230,370
Hudson Valley Holding Corp.	14,630	321,128
IBERIABANK Corp.	15,250	797,270
Independent Bank Corp.	14,595	404,865
International Bancshares Corp.	52,600	1,010,972
Investors Bancorp, Inc. *	23,365	344,867

 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lakeland Bancorp, Inc.	15,378	153,319
Lakeland Financial Corp.	10,500	266,070
MainSource Financial Group, Inc.	15,100	141,789
MB Financial, Inc.	42,845	777,637
Metro Bancorp, Inc. *	12,400	135,656
National Penn Bancshares, Inc.	110,223	957,838
NBT Bancorp, Inc.	27,155	610,987
Northfield Bancorp, Inc. (b)	8,100	119,070
Northwest Bancshares, Inc.	75,092	925,133
OceanFirst Financial Corp.	12,200	165,310
Ocwen Financial Corp. *	76,645	1,102,922
Old National Bancorp	82,825	974,850
Oriental Financial Group, Inc.	32,635	373,344
Oritani Financial Corp.	8,600	111,542
Orrstown Financial Services, Inc.	4,100	31,037
Pacific Continental Corp.	12,500	110,750
PacWest Bancorp	24,580	522,817
Park National Corp. (b)	11,810	817,606
Peoples Bancorp, Inc.	9,575	149,945
Pinnacle Financial Partners, Inc. *	28,000	471,520
PrivateBancorp, Inc.	42,915	606,818
Prosperity Bancshares, Inc.	20,000	830,200
Provident Financial Services, Inc.	50,690	701,550
Provident New York Bancorp	19,685	162,598
Radian Group, Inc. (b)	144,200	396,550
Renasant Corp.	21,100	332,958
Republic Bancorp, Inc., Class A	11,100	282,051
S&T Bancorp, Inc.	27,590	598,979
S.Y. Bancorp, Inc.	7,515	164,804
Sandy Spring Bancorp, Inc.	16,795	306,677
SCBT Financial Corp.	8,100	250,533
Seacoast Banking Corp. of Florida *	99,790	164,654
Signature Bank *	15,880	923,422
Simmons First National Corp., Class A	12,100	333,355
Southside Bancshares, Inc.	11,807	252,670
Southwest Bancorp, Inc. *	17,100	142,785
StellarOne Corp.	12,542	154,016
Sterling Bancorp	25,795	246,342
Sterling Financial Corp. *	12,525	229,959
Suffolk Bancorp *	7,415	90,166
Territorial Bancorp, Inc.	5,600	115,808
Texas Capital Bancshares, Inc. *	19,820	628,690
TFS Financial Corp. *	39,680	357,120
The Bancorp, Inc. *	19,400	155,588
The First of Long Island Corp.	3,900	103,701
Tompkins Financial Corp.	4,331	175,146
Tower Bancorp, Inc.	5,300	163,187
TowneBank (b)	14,400	190,080
TriCo Bancshares	9,700	144,918
Trustco Bank Corp. NY	81,410	455,082
UMB Financial Corp.	18,901	729,201
Union First Market Bankshares Corp.	14,500	199,230
United Bankshares, Inc. (b)	37,195	1,038,112
United Community Banks, Inc. *	63,179	479,529
United Financial Bancorp, Inc.	8,900	143,646
Univest Corp. of Pennsylvania	8,000	118,560
ViewPoint Financial Group	10,100	137,259
Virginia Commerce Bancorp, Inc. *	29,000	256,940
Washington Banking Co.	7,400	97,976
Washington Trust Bancorp, Inc.	7,385	182,336
WesBanco, Inc.	16,690	333,132
West Coast Bancorp *	12,665	202,387
Westamerica Bancorp	16,570	769,676
Western Alliance Bancorp *	53,065	423,989
Westfield Financial, Inc.	20,727	165,609
Wilshire Bancorp, Inc. *	23,000	80,500
Wintrust Financial Corp.	27,240	834,906
WSFS Financial Corp.	5,435	211,476

		47,948,380

Capital Goods 11.0%
A.O. Smith Corp.	27,900	1,185,192
A123 Systems, Inc. (b)*	27,800	60,326
AAON, Inc.	7,020	142,155
AAR Corp.	37,580	796,320
Aceto Corp.	22,900	168,086
Actuant Corp., Class A	32,500	823,875
Aegion Corp. *	20,415	348,484
Aerovironment, Inc. *	5,900	164,433
Aircastle Ltd.	87,600	1,235,160
Alamo Group, Inc.	6,300	183,330
Albany International Corp., Class A	26,300	631,726
Altra Holdings, Inc. *	15,600	299,364
American Railcar Industries, Inc. *	8,950	233,595
American Science & Engineering, Inc.	2,300	164,450
American Superconductor Corp. (b)*	15,800	79,790
American Woodmark Corp.	4,895	69,607
Ampco-Pittsburgh Corp.	7,160	153,582
Apogee Enterprises, Inc.	36,195	497,681
Applied Industrial Technologies, Inc.	33,820	1,304,776
Armstrong World Industries, Inc. *	23,800	1,111,460
Astec Industries, Inc. *	17,850	603,687
AZZ, Inc.	5,400	265,086
Barnes Group, Inc.	36,165	914,613
Beacon Roofing Supply, Inc. *	45,580	1,041,959
Belden, Inc.	25,240	989,660
Blount International, Inc. *	25,705	422,076
Builders FirstSource, Inc. *	44,155	111,712
CAI International, Inc. *	5,000	87,100
Cascade Corp.	6,855	389,501
Ceradyne, Inc. *	21,930	725,664
Chart Industries, Inc. *	13,710	764,470
China BAK Battery, Inc. (b)*	61,500	41,820
China Yuchai International Ltd. (b)	25,700	400,663
CIRCOR International, Inc.	7,290	276,364
CLARCOR, Inc.	21,425	1,101,459
Coleman Cable, Inc. *	15,200	163,096
Colfax Corp. *	13,600	412,896
Columbus McKinnon Corp. *	21,860	348,667
Comfort Systems USA, Inc.	38,000	454,480
Commercial Vehicle Group, Inc. *	19,560	244,696
Cubic Corp.	8,590	397,202
DigitalGlobe, Inc. *	13,100	205,539
Douglas Dynamics, Inc.	8,100	110,241
Ducommun, Inc.	9,900	143,055
DXP Enterprises, Inc. *	8,000	269,840
Dycom Industries, Inc. *	42,870	916,132
Dynamic Materials Corp.	5,400	119,340
Encore Wire Corp.	21,740	593,502
EnPro Industries, Inc. *	16,170	570,963

2

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ESCO Technologies, Inc.	12,300	369,861
Federal Signal Corp. *	89,000	376,470
Flow International Corp. *	28,000	105,560
Franklin Electric Co., Inc.	8,680	434,521
FreightCar America, Inc. *	14,835	322,068
Furmanite Corp. *	18,900	145,719
Fushi Copperweld, Inc. *	16,600	137,946
GenCorp, Inc. *	51,200	281,088
Generac Holdings, Inc. *	20,100	584,106
GeoEye, Inc. *	8,200	179,662
Gibraltar Industries, Inc. *	45,155	707,579
Graco, Inc.	24,340	1,119,153
GrafTech International Ltd. *	42,830	703,269
Great Lakes Dredge & Dock Co.	37,400	239,360
Griffon Corp.	58,608	584,322
H&E Equipment Services, Inc. *	17,720	301,063
HEICO Corp.	3,768	209,501
HEICO Corp., Class A	7,566	291,669
Hexcel Corp. *	54,185	1,358,418
Houston Wire & Cable Co.	13,000	185,510
Hurco Cos., Inc. *	4,100	96,637
IDEX Corp.	26,700	1,081,884
II-VI, Inc. *	18,230	419,472
Insteel Industries, Inc.	16,300	208,640
Interline Brands, Inc. *	25,460	433,075
John Bean Technologies Corp.	20,740	340,343
Kadant, Inc. *	9,000	218,340
Kaman Corp.	18,980	591,607
Kaydon Corp.	16,635	567,586
Kratos Defense & Security Solutions, Inc. *	16,056	109,020
L.B. Foster Co., Class A	7,880	235,218
Lawson Products, Inc.	5,530	92,849
Layne Christensen Co. *	18,600	432,078
Lindsay Corp.	3,400	207,842
Lmi Aerospace, Inc. *	6,500	128,635
LSI Industries, Inc.	25,602	182,030
Lydall, Inc. *	19,900	187,458
MasTec, Inc. *	33,210	540,991
MFC Industrial Ltd.	51,600	398,352
Michael Baker Corp. *	7,300	178,777
Miller Industries, Inc.	12,200	198,982
MSC Industrial Direct Co., Inc., Class A	16,900	1,284,738
Mueller Water Products, Inc., Class A	234,900	643,626
MYR Group, Inc. *	15,400	307,692
NACCO Industries, Inc., Class A	6,840	699,048
National Presto Industries, Inc. (b)	2,945	287,785
NCI Building Systems, Inc. *	43,351	507,640
NN, Inc. *	11,500	89,815
Nordson Corp.	12,750	578,085
Northwest Pipe Co. *	13,000	296,530
Orbital Sciences Corp. *	40,855	591,989
Orion Marine Group, Inc. *	19,240	139,298
Pike Electric Corp. *	21,220	168,911
Polypore International, Inc. *	7,200	274,176
Powell Industries, Inc. *	7,770	268,920
Quanex Building Products Corp.	28,350	465,790
Raven Industries, Inc.	5,065	328,668
RBC Bearings, Inc. *	9,300	421,104
Robbins & Myers, Inc.	11,817	573,834
RSC Holdings, Inc. *	39,300	832,767
Rush Enterprises, Inc., Class A *	39,360	905,674
Sauer-Danfoss, Inc. *	8,440	425,376
Seaboard Corp. *	200	388,304
SeaCube Container Leasing Ltd.	17,000	262,480
Sensata Technologies Holding N.V. *	20,200	581,962
Simpson Manufacturing Co., Inc.	21,585	698,922
Standex International Corp.	10,450	418,940
Sterling Construction Co., Inc. *	17,300	207,773
Sun Hydraulics Corp.	5,250	147,473
TAL International Group, Inc.	8,790	292,795
Taser International, Inc. *	25,900	123,284
Tecumseh Products Co., Class A *	25,530	128,161
Tennant Co.	8,780	337,854
Textainer Group Holdings Ltd.	5,350	169,006
The Gorman-Rupp Co.	8,000	251,040
The Greenbrier Cos., Inc. *	20,520	456,570
The Middleby Corp. *	5,808	558,439
The Toro Co.	16,410	1,040,230
Titan International, Inc.	14,275	344,598
Titan Machinery, Inc. *	8,200	202,868
TransDigm Group, Inc. *	13,900	1,452,967
TriMas Corp. *	13,450	291,461
Triumph Group, Inc.	18,860	1,180,070
Twin Disc, Inc.	5,100	157,743
Universal Forest Products, Inc.	20,470	650,332
Valmont Industries, Inc.	7,850	823,543
Vicor Corp.	7,261	64,841
Wabash National Corp. *	29,045	257,629
Wabtec Corp.	15,560	1,070,372
Watsco, Inc.	16,245	1,120,418
Watts Water Technologies, Inc., Class A	20,555	792,395
Woodward, Inc.	30,400	1,276,192
Xerium Technologies, Inc. *	10,100	88,173

		64,153,837

Commercial & Professional Supplies 5.0%
ABM Industries, Inc.	39,700	861,490
Acco Brands Corp. *	93,245	990,262
American Reprographics Co. *	47,350	284,574
Casella Waste Systems, Inc., Class A *	38,200	262,434
CBIZ, Inc. *	64,095	401,876
CDI Corp.	23,460	351,196
Cenveo, Inc. *	107,808	361,157
Clean Harbors, Inc. *	18,230	1,156,693
Consolidated Graphics, Inc. *	13,220	671,444
Copart, Inc. *	21,780	1,024,531
CoStar Group, Inc. *	5,440	308,285
Courier Corp.	10,455	129,328
CRA International, Inc. *	8,845	191,140
Dolan Co. *	19,000	179,170
Encore Capital Group, Inc. *	7,555	177,543
EnergySolutions, Inc. *	119,000	423,640
Ennis, Inc.	30,540	505,132
Exponent, Inc. *	5,200	254,020
G&K Services, Inc., Class A	18,790	617,439
GP Strategies Corp. *	11,900	174,930
Healthcare Services Group, Inc.	24,355	455,195

 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Heidrick & Struggles International, Inc.	12,170	267,497
Herman Miller, Inc.	33,010	697,171
Hill International, Inc. *	24,800	147,560
Hudson Highland Group, Inc. *	18,385	98,360
Huron Consulting Group, Inc. *	17,000	637,160
ICF International, Inc. *	13,500	382,590
IHS, Inc., Class A *	10,510	940,435
InnerWorkings, Inc. *	19,200	211,776
Insperity, Inc.	20,860	584,497
Interface, Inc., Class A	26,885	357,302
KAR Auction Services, Inc. *	33,900	499,686
Kforce, Inc. *	28,800	358,272
Kimball International, Inc., Class B	20,725	126,215
Knoll, Inc.	29,900	477,204
Korn/Ferry International *	25,030	411,243
McGrath Rentcorp	18,725	596,204
Metalico, Inc. *	35,800	130,312
Mine Safety Appliances Co.	18,425	629,030
Mistras Group, Inc. *	9,000	202,680
Mobile Mini, Inc. *	26,525	551,720
Multi-Color Corp.	8,600	197,026
Navigant Consulting, Inc. *	66,425	850,904
On Assignment, Inc. *	27,900	312,759
Portfolio Recovery Associates, Inc. *	3,645	236,743
Resources Connection, Inc.	24,860	308,761
Rollins, Inc.	19,522	417,576
Schawk, Inc.	8,460	113,702
Standard Parking Corp. *	14,000	247,520
Steelcase, Inc., Class A	106,900	931,099
Sykes Enterprises, Inc. *	22,755	398,895
Team, Inc. *	10,700	312,333
Tetra Tech, Inc. *	41,295	955,153
The Advisory Board Co. *	4,030	307,408
The Corporate Executive Board Co.	16,170	635,966
The Geo Group, Inc. *	34,680	609,674
The Standard Register Co.	34,950	70,250
Towers Watson & Co., Class A	17,115	1,023,477
TrueBlue, Inc. *	45,730	755,002
UniFirst Corp.	10,105	610,140
US Ecology, Inc.	9,000	168,480
Verisk Analytics, Inc., Class A *	22,300	893,561
Viad Corp.	21,565	436,260
VSE Corp.	5,200	136,292

		29,017,374

Consumer Durables & Apparel 3.6%
American Apparel, Inc. (b)*	111,600	83,588
American Greetings Corp., Class A	45,700	656,709
Arctic Cat, Inc. *	16,700	498,328
Beazer Homes USA, Inc. *	199,400	608,170
Blyth, Inc.	11,272	709,572
Callaway Golf Co.	92,455	619,448
Carter’s, Inc. *	18,165	761,477
Cavco Industries, Inc. *	3,500	159,320
Cherokee, Inc.	10,000	107,700
Columbia Sportswear Co.	7,380	338,373
Crocs, Inc. *	23,860	453,817
CSS Industries, Inc.	7,175	153,689
Deckers Outdoor Corp. *	6,850	553,822
Ethan Allen Interiors, Inc.	28,765	678,854
Fossil, Inc. *	8,565	814,103
Furniture Brands International, Inc. *	128,000	216,320
G-III Apparel Group Ltd. *	8,900	203,187
Helen of Troy Ltd. *	18,530	596,110
Hooker Furniture Corp.	11,400	137,370
Hovnanian Enterprises, Inc., Class A (b)*	156,800	379,456
Iconix Brand Group, Inc. *	27,530	506,827
JAKKS Pacific, Inc.	31,925	487,814
K-Swiss, Inc., Class A *	35,630	120,429
Kenneth Cole Productions, Inc., Class A *	12,140	149,201
Kid Brands, Inc. *	12,400	42,532
La-Z-Boy, Inc. *	67,320	887,278
Leapfrog Enterprises, Inc. *	31,335	181,430
Libbey, Inc. *	16,400	246,984
Lifetime Brands, Inc.	10,700	126,795
Lululemon Athletica, Inc. *	2,600	164,138
M/I Homes, Inc. *	32,100	364,335
Maidenform Brands, Inc. *	11,300	226,000
Movado Group, Inc.	17,720	326,225
Nautilus, Inc. *	52,657	127,430
Oxford Industries, Inc.	19,830	1,009,942
Perry Ellis International, Inc. *	12,800	198,912
Quiksilver, Inc. *	239,200	1,066,832
Sealy Corp. *	94,570	137,127
Skechers U.S.A., Inc., Class A *	34,345	417,635
Skyline Corp.	8,985	55,797
Smith & Wesson Holding Corp. *	56,400	289,896
Standard Pacific Corp. *	62,100	226,044
Steven Madden Ltd. *	12,148	499,769
Sturm, Ruger & Co., Inc.	6,900	273,585
Tempur-Pedic International, Inc. *	15,315	1,021,664
The Ryland Group, Inc.	51,400	935,480
True Religion Apparel, Inc. *	8,000	289,920
Under Armour, Inc., Class A *	5,815	462,990
Unifi, Inc. *	20,600	200,438
Universal Electronics, Inc. *	7,200	133,200
Wolverine World Wide, Inc.	22,490	879,134

		20,785,196

Consumer Services 5.6%
AFC Enterprises, Inc. *	26,000	438,100
Ambassadors Group, Inc.	15,300	69,003
American Public Education, Inc. *	2,300	92,460
Ameristar Casinos, Inc.	22,675	443,523
Ascent Capital Group, Inc., Class A *	11,800	559,202
Bally Technologies, Inc. *	21,975	927,784
Biglari Holdings, Inc. *	748	296,163
BJ’s Restaurants, Inc. *	7,400	370,222
Bob Evans Farms, Inc.	33,555	1,185,498
Bravo Brio Restaurant Group, Inc. *	6,300	121,275
Buffalo Wild Wings, Inc. *	4,200	279,552
Capella Education Co. *	3,040	128,683
Carrols Restaurant Group, Inc. *	23,000	260,130
CEC Entertainment, Inc.	18,480	649,942
ChinaCast Education Corp. *	21,000	129,150
Chipotle Mexican Grill, Inc. *	4,040	1,483,852
Choice Hotels International, Inc.	19,640	713,718
Churchill Downs, Inc.	7,195	402,560
Coinstar, Inc. (b)*	16,125	801,896

4

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Corinthian Colleges, Inc. *	199,785	601,353
CPI Corp. (b)	34,800	55,332
Cracker Barrel Old Country Store, Inc.	21,920	1,150,142
Denny’s Corp. *	115,000	493,350
DineEquity, Inc. *	10,730	509,890
Education Management Corp. (b)*	38,600	985,458
Gaylord Entertainment Co. *	29,780	835,329
Grand Canyon Education, Inc. *	8,200	137,596
Hillenbrand, Inc.	40,700	954,415
International Speedway Corp., Class A	23,450	604,775
Interval Leisure Group, Inc. *	19,532	265,635
Isle of Capri Casinos, Inc. *	35,415	179,908
ITT Educational Services, Inc. (b)*	13,035	858,615
K12, Inc. *	6,900	154,491
Krispy Kreme Doughnuts, Inc. *	30,235	221,623
LIFE TIME FITNESS, Inc. *	11,685	574,201
Lincoln Educational Services Corp.	20,760	181,235
Mac-Gray Corp.	7,200	100,368
Matthews International Corp., Class A	17,715	583,886
Morgans Hotel Group *	21,900	123,516
Multimedia Games Holding Co., Inc. *	35,380	267,119
O’Charley’s, Inc. *	45,375	294,484
Orient-Express Hotels Ltd., Class A *	41,990	355,235
P.F. Chang’s China Bistro, Inc.	14,855	483,679
Panera Bread Co., Class A *	7,875	1,167,469
Papa John’s International, Inc. *	16,710	647,345
Peet’s Coffee & Tea, Inc. *	4,800	291,936
Pinnacle Entertainment, Inc. *	60,675	588,548
Red Lion Hotels Corp. *	19,800	144,936
Red Robin Gourmet Burgers, Inc. *	16,280	499,959
Ruby Tuesday, Inc. *	61,350	460,739
Ruth’s Hospitality Group, Inc. *	36,400	225,316
School Specialty, Inc. *	23,500	75,670
Scientific Games Corp., Class A *	88,870	994,455
Shuffle Master, Inc. *	28,900	369,920
Sonic Corp. *	64,580	442,373
Sotheby’s	15,920	533,798
Speedway Motorsports, Inc.	17,215	275,956
Steiner Leisure Ltd. *	7,860	388,127
Stewart Enterprises, Inc., Class A	65,240	401,226
Strayer Education, Inc. (b)	4,000	435,200
Texas Roadhouse, Inc.	24,110	365,508
The Cheesecake Factory, Inc. *	35,135	1,039,293
The Marcus Corp.	19,030	230,453
Universal Technical Institute, Inc. *	10,080	140,616
Vail Resorts, Inc.	22,560	983,842
Weight Watchers International, Inc.	11,192	852,047
WMS Industries, Inc. *	23,312	510,300

		32,389,380

Diversified Financials 2.4%
Advance America Cash Advance Centers, Inc.	128,995	1,015,191
BGC Partners, Inc., Class A	14,480	90,645
Calamos Asset Management, Inc., Class A	31,015	387,377
Cash America International, Inc.	19,805	868,647
Cohen & Steers, Inc. (b)	4,240	143,185
Compass Diversified Holdings	47,860	670,997
CompuCredit Holdings Corp. *	18,128	73,328
Cowen Group, Inc., Class A *	102,339	276,315
Credit Acceptance Corp. *	2,475	208,939
DFC Global Corp. *	23,137	455,799
Duff & Phelps Corp., Class A	8,000	122,640
Evercore Partners, Inc., Class A	3,600	101,484
Ezcorp, Inc., Class A *	20,300	544,446
FBR & Co. *	35,700	78,183
First Cash Financial Services, Inc. *	9,190	369,897
GAMCO Investors, Inc., Class A	2,535	117,878
GFI Group, Inc.	60,020	277,893
Gleacher & Co., Inc. *	59,600	99,532
Greenhill & Co., Inc.	6,435	299,614
ICG Group, Inc. *	11,000	98,670
INTL FCStone, Inc. *	7,274	186,796
Investment Technology Group, Inc. *	54,255	615,252
Janus Capital Group, Inc.	83,200	654,784
KBW, Inc.	12,600	218,358
LPL Investment Holdings, Inc. *	11,200	367,920
MarketAxess Holdings, Inc.	5,700	176,985
Medallion Financial Corp.	18,200	201,838
Nelnet, Inc., Class A	20,040	493,986
NewStar Financial, Inc. *	26,100	253,692
Oppenheimer Holdings, Inc., Class A	7,400	129,056
Penson Worldwide, Inc. (b)*	35,000	50,750
PICO Holdings, Inc. *	8,595	189,692
Piper Jaffray Cos., Inc. *	14,405	320,511
Resource America, Inc., Class A	15,200	84,664
Safeguard Scientifics, Inc. *	5,500	87,450
Stifel Financial Corp. *	17,460	629,608
SWS Group, Inc.	91,020	668,997
The First Marblehead Corp. *	48,000	60,480
Waddell & Reed Financial, Inc., Class A	28,020	769,149
Walter Investment Management Corp.	34,038	637,191
World Acceptance Corp. *	10,260	653,767

		13,751,586

Energy 5.4%
Alon USA Energy, Inc.	20,600	198,996
Approach Resources, Inc. (b)*	3,800	133,494
ATP Oil & Gas Corp. (b)*	26,785	188,566
Basic Energy Services, Inc. *	39,585	712,926
Berry Petroleum Co., Class A	17,620	793,076
Bill Barrett Corp. *	13,540	373,975
BPZ Resources, Inc. (b)*	20,600	67,156
Cal Dive International, Inc. *	124,343	374,272
Callon Petroleum Co. *	22,500	135,000
CARBO Ceramics, Inc.	3,080	299,530
Carrizo Oil & Gas, Inc. *	7,605	184,725
Clayton Williams Energy, Inc. *	2,085	169,698
Clean Energy Fuels Corp. (b)*	8,600	128,656
Cloud Peak Energy, Inc. *	48,100	911,495
Cobalt International Energy, Inc. *	20,700	414,828
Complete Production Services, Inc. *	34,800	1,172,760
Comstock Resources, Inc. *	39,355	473,834
Concho Resources, Inc. *	10,240	1,092,198

 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Contango Oil & Gas Co. *	4,860	302,681
Continental Resources, Inc. *	5,000	403,400
Core Laboratories N.V.	5,990	636,318
Crimson Exploration, Inc. *	34,900	102,955
Crosstex Energy, Inc.	80,100	1,006,056
Dawson Geophysical Co. *	4,900	174,391
Delek US Holdings, Inc.	11,100	139,749
DHT Holdings, Inc.	87,100	92,326
Dril-Quip, Inc. *	7,085	467,398
Endeavour International Corp. *	11,100	117,438
Energy Partners Ltd. *	27,100	433,058
Energy XXI (Bermuda) Ltd. *	17,000	558,110
ENGlobal Corp. *	28,000	58,800
EXCO Resources, Inc.	45,400	356,844
Gastar Exploration Ltd. *	23,000	69,000
Geokinetics, Inc. (b)*	19,800	46,530
GeoResources, Inc. *	3,200	97,952
Global Geophysical Services, Inc. *	9,600	86,496
GMX Resources, Inc. (b)*	45,500	40,040
Goodrich Petroleum Corp. (b)*	13,700	236,462
Gran Tierra Energy, Inc. *	51,900	299,463
Green Plains Renewable Energy, Inc. *	8,500	96,475
Gulf Island Fabrication, Inc.	9,400	285,290
GulfMark Offshore, Inc., Class A *	20,205	923,773
Gulfport Energy Corp. *	4,100	134,767
Harvest Natural Resources, Inc. *	11,750	80,840
Heckmann Corp. (b)*	27,200	138,992
Hercules Offshore, Inc. *	221,600	994,984
Hornbeck Offshore Services, Inc. *	27,880	911,397
InterOil Corp. (b)*	5,400	362,340
ION Geophysical Corp. *	34,605	257,115
James River Coal Co. (b)*	15,700	98,753
Knightsbridge Tankers Ltd. (b)	16,290	245,653
Lufkin Industries, Inc.	6,910	519,770
Magnum Hunter Resources Corp. (b)*	15,354	90,435
Matrix Service Co. *	24,000	279,360
McMoRan Exploration Co. *	59,160	693,947
Miller Energy Resources, Inc. (b)*	22,000	88,880
Mitcham Industries, Inc. *	8,900	195,444
Natural Gas Services Group *	6,800	93,772
Newpark Resources, Inc. *	76,340	621,408
Nordic American Tanker Shipping Ltd. (b)	39,885	552,806
Oilsands Quest, Inc. (c)(d)*	329,900	29,526
OYO Geospace Corp. *	1,000	88,010
Pacific Ethanol, Inc. (b)*	42,842	44,556
Parker Drilling Co. *	170,110	1,105,715
Patriot Coal Corp. *	41,300	313,880
Penn Virginia Corp.	66,700	308,821
Petroleum Development Corp. *	12,855	400,176
PetroQuest Energy, Inc. *	40,185	257,988
PHI, Inc. - Non Voting Shares *	11,885	313,289
Pioneer Drilling Co. *	47,800	426,376
Quicksilver Resources, Inc. *	19,300	96,693
Resolute Energy Corp. *	7,800	87,750
REX American Resources Corp. *	8,300	213,310
Rex Energy Corp. *	9,200	87,032
Rosetta Resources, Inc. *	15,310	734,727
RPC, Inc. (b)	17,597	268,354
SandRidge Energy, Inc. *	83,665	650,914
Stone Energy Corp. *	35,300	990,165
Swift Energy Co. *	25,205	835,546
Teekay Tankers Ltd., Class A (b)	29,300	131,557
Tesco Corp. *	25,400	352,552
TETRA Technologies, Inc. *	70,760	660,898
Tsakos Energy Navigation Ltd.	79,130	528,588
Union Drilling, Inc. *	17,000	109,310
VAALCO Energy, Inc. *	31,340	194,935
Vanguard Natural Resources LLC	4,200	116,634
Vantage Drilling Co. *	121,100	150,164
Venoco, Inc. *	10,600	112,466
W&T Offshore, Inc.	17,800	384,658
Warren Resources, Inc. *	24,200	86,152
Willbros Group, Inc. *	56,700	241,542

		31,539,137

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	11,100	193,473
PriceSmart, Inc.	15,440	1,029,076
Spartan Stores, Inc.	31,700	594,058
Susser Holdings Corp. *	18,300	436,455
The Andersons, Inc.	17,725	718,749
The Fresh Market, Inc. *	3,500	150,710
Village Super Market, Inc., Class A	3,602	114,363
Weis Markets, Inc.	11,400	481,878

		3,718,762

Food, Beverage & Tobacco 2.2%
Adecoagro SA *	12,900	118,293
Alliance One International, Inc. *	218,530	635,922
B&G Foods, Inc.	36,600	829,356
Cal-Maine Foods, Inc.	15,100	573,196
Calavo Growers, Inc.	9,400	255,680
Coca-Cola Bottling Co. Consolidated	6,600	402,270
Darling International, Inc. *	25,120	383,834
Diamond Foods, Inc. (b)	6,700	243,478
Green Mountain Coffee Roasters, Inc. *	16,280	868,375
Imperial Sugar Co.	33,100	112,871
J & J Snack Foods Corp.	7,935	404,923
Lancaster Colony Corp.	13,665	949,581
Monster Beverage Corp. *	12,155	1,270,319
National Beverage Corp. *	11,400	190,722
Omega Protein Corp. *	12,700	109,347
Pilgrim’s Pride Corp. *	81,300	437,394
Sanderson Farms, Inc.	21,600	1,100,304
Smart Balance, Inc. *	57,600	305,280
Snyders-Lance, Inc.	21,160	486,468
The Boston Beer Co., Inc., Class A *	1,900	190,095
The Hain Celestial Group, Inc. *	27,870	1,075,503
Tootsie Roll Industries, Inc.	11,395	276,215
TreeHouse Foods, Inc. *	18,285	1,033,834
Vector Group Ltd. (b)	37,431	651,674
Zhongpin, Inc. *	12,000	136,320

		13,041,254

Health Care Equipment & Services 5.4%
Abaxis, Inc. *	5,000	135,400

6

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Accuray, Inc. *	18,762	106,005
Air Methods Corp. *	5,600	472,080
Align Technology, Inc. *	18,000	424,080
Alliance HealthCare Services, Inc. *	50,175	57,200
Almost Family, Inc. *	4,000	75,360
Amedisys, Inc. *	23,970	251,685
American Dental Partners, Inc. *	10,400	197,288
AMN Healthcare Services, Inc. *	69,245	352,457
AmSurg Corp. *	34,225	881,294
Analogic Corp.	4,465	253,299
AngioDynamics, Inc. *	15,900	206,064
ArthroCare Corp. *	8,100	250,371
Assisted Living Concepts, Inc., Class A	14,640	229,555
athenahealth, Inc. *	2,400	139,632
Atrion Corp.	600	146,634
Bio-Reference Laboratories, Inc. *	11,300	218,655
BioScrip, Inc. *	83,200	450,112
Cantel Medical Corp.	6,500	205,205
CardioNet, Inc. *	22,900	72,135
Catalyst Health Solutions, Inc. *	20,600	1,128,056
Chemed Corp.	10,795	606,031
Chindex International, Inc. *	7,100	64,326
Computer Programs & Systems, Inc.	2,000	114,500
CONMED Corp. *	25,695	755,433
CorVel Corp. *	3,301	160,693
Cross Country Healthcare, Inc. *	20,465	126,269
Emeritus Corp. *	18,400	321,264
Ensign Group, Inc.	4,020	106,570
Exactech, Inc. *	5,600	92,624
Five Star Quality Care, Inc. *	57,400	208,362
Gen-Probe, Inc. *	12,615	844,322
Gentiva Health Services, Inc. *	27,025	196,202
Greatbatch, Inc. *	16,720	391,582
Haemonetics Corp. *	11,100	721,056
Hanger Orthopedic Group, Inc. *	15,200	297,768
HealthSouth Corp. *	45,900	885,411
Healthways, Inc. *	40,960	309,658
HMS Holdings Corp. *	8,800	290,488
ICU Medical, Inc. *	5,050	234,674
IDEXX Laboratories, Inc. *	12,500	1,057,375
Integra LifeSciences Holdings *	7,920	233,798
Invacare Corp.	27,165	463,978
IPC The Hospitalist Co. *	4,600	154,974
Kensey Nash Corp.	4,400	102,124
Landauer, Inc.	4,250	241,485
LCA-Vision, Inc. *	22,830	115,976
LHC Group, Inc. *	7,360	109,075
Masimo Corp. *	10,600	226,840
MedAssets, Inc. *	19,700	208,032
Medical Action Industries, Inc. *	22,800	120,840
Meridian Bioscience, Inc.	11,525	200,996
Merit Medical Systems, Inc. *	16,775	236,695
Metropolitan Health Networks, Inc. *	24,433	195,953
MModal, Inc. *	10,900	114,014
Molina Healthcare, Inc. *	41,257	1,262,877
MWI Veterinary Supply, Inc. *	6,900	541,719
National Healthcare Corp.	5,950	263,764
Natus Medical, Inc. *	11,800	133,458
Neogen Corp. *	3,800	123,766
NuVasive, Inc. *	5,400	83,700
Omnicell, Inc. *	16,200	250,776
Orthofix International N.V. *	11,960	480,194
PharMerica Corp. (b)*	73,240	919,162
Providence Service Corp. *	13,000	196,170
PSS World Medical, Inc. *	38,170	926,386
Quality Systems, Inc.	7,860	318,802
Quidel Corp. *	11,900	170,170
RadNet, Inc. *	36,000	90,360
ResMed, Inc. *	31,940	927,218
RTI Biologics, Inc. *	56,800	195,960
Select Medical Holdings Corp. *	60,200	499,058
Sirona Dental Systems, Inc. *	14,190	686,086
Skilled Healthcare Group, Inc., Class A *	20,360	125,010
SonoSite, Inc. *	6,580	354,728
Sunrise Senior Living, Inc. (b)*	82,200	584,442
SurModics, Inc. *	12,660	182,557
Symmetry Medical, Inc. *	26,870	201,794
Syneron Medical Ltd. *	11,300	122,718
Team Health Holdings, Inc. *	10,500	216,300
Thoratec Corp. *	15,000	441,000
Triple-S Management Corp., Class B *	23,300	496,989
U.S. Physical Therapy, Inc.	7,000	142,800
Volcano Corp. *	4,000	112,200
WellCare Health Plans, Inc. *	29,300	1,750,968
West Pharmaceutical Services, Inc.	20,440	827,411
Wright Medical Group, Inc. *	13,440	227,808
Zoll Medical Corp. *	7,625	522,923

		31,141,229

Household & Personal Products 0.8%
American Oriental Bioengineering, Inc. (b)*	149,000	113,240
Central Garden & Pet Co. *	27,200	237,728
Central Garden & Pet Co., Class A *	79,930	756,138
Elizabeth Arden, Inc. *	22,770	819,037
Inter Parfums, Inc.	6,550	109,385
Nu Skin Enterprises, Inc., Class A	27,510	1,374,125
Nutraceutical International Corp. *	6,400	82,240
Prestige Brands Holdings, Inc. *	20,510	263,348
Revlon, Inc., Class A *	14,100	222,216
Schiff Nutrition International, Inc. *	12,500	133,375
USANA Health Sciences, Inc. (b)*	3,930	136,685
WD-40 Co.	8,915	389,942

		4,637,459

Insurance 2.5%
American Equity Investment Life Holding Co.	62,515	720,798
American National Insurance Co.	5,500	400,675
American Safety Insurance Holdings Ltd. *	10,400	226,200
AMERISAFE, Inc. *	17,200	422,776
AmTrust Financial Services, Inc.	13,580	352,129
Argo Group International Holdings Ltd.	24,659	710,426
Citizens, Inc. *	23,980	247,234
CNA Financial Corp.	22,000	605,660
eHealth, Inc. *	10,000	161,800
Employers Holdings, Inc.	30,900	554,964

 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Enstar Group Ltd. *	3,710	369,256
FBL Financial Group, Inc., Class A	16,100	559,314
Flagstone Reinsurance Holdings S.A.	53,500	467,055
Global Indemnity plc *	10,670	214,360
Greenlight Capital Re Ltd., Class A *	13,300	341,411
Hallmark Financial Services, Inc. *	12,500	86,500
Harleysville Group, Inc.	12,735	719,782
Hilltop Holdings, Inc. *	27,670	238,792
Horace Mann Educators Corp.	46,290	723,976
Infinity Property & Casualty Corp.	11,865	691,492
Kansas City Life Insurance Co. (b)	3,277	106,044
Maiden Holdings Ltd.	63,700	593,684
Meadowbrook Insurance Group, Inc.	36,700	365,899
National Financial Partners Corp. *	54,085	832,909
National Western Life Insurance Co., Class A	1,100	158,906
OneBeacon Insurance Group Ltd., Class A	21,500	341,420
Presidential Life Corp.	20,745	231,307
Safety Insurance Group, Inc.	13,805	578,567
Seabright Holdings, Inc.	31,500	252,630
State Auto Financial Corp.	8,730	109,300
Stewart Information Services Corp.	33,500	457,275
The Navigators Group, Inc. *	10,165	485,684
Tower Group, Inc.	24,300	524,637
United Fire & Casualty Co.	17,360	340,777
Universal Insurance Holdings, Inc.	28,800	115,488

		14,309,127

Materials 5.9%
A. M. Castle & Co. *	22,178	229,986
A. Schulman, Inc.	39,133	958,758
AEP Industries, Inc. *	4,740	156,610
Allied Nevada Gold Corp. *	3,600	129,348
AMCOL International Corp.	15,320	437,539
American Vanguard Corp.	15,300	229,959
Balchem Corp.	4,100	155,144
Boise, Inc.	96,100	734,204
Buckeye Technologies, Inc.	19,580	656,517
Calgon Carbon Corp. *	17,900	292,486
Century Aluminum Co. *	68,200	684,046
Clearwater Paper Corp. *	20,360	743,547
Coeur d’Alene Mines Corp. *	35,800	990,228
Compass Minerals International, Inc.	7,830	572,138
Deltic Timber Corp.	3,200	217,984
Eagle Materials, Inc.	26,270	772,601
Ferro Corp. *	67,030	453,123
General Steel Holdings, Inc. (b)*	104,500	114,950
Georgia Gulf Corp. *	35,624	1,248,621
Globe Specialty Metals, Inc.	13,600	186,048
Graphic Packaging Holding Co. *	106,400	533,064
H.B. Fuller Co.	42,480	1,215,778
Handy & Harman Ltd. *	12,600	148,050
Hawkins, Inc.	4,500	178,200
Haynes International, Inc.	6,076	369,178
Headwaters, Inc. *	144,980	384,197
Hecla Mining Co.	56,145	295,323
Horsehead Holding Corp. *	26,300	286,144
Innophos Holdings, Inc.	10,750	536,640
Innospec, Inc. *	12,180	394,267
Intrepid Potash, Inc. *	11,300	269,957
Kaiser Aluminum Corp.	12,280	606,386
KapStone Paper & Packaging Corp. *	20,100	350,946
Koppers Holdings, Inc.	14,260	541,737
Kraton Performance Polymers, Inc. *	19,100	543,204
Landec Corp. *	25,400	153,162
LSB Industries, Inc. *	8,220	288,111
Materion Corp. *	11,560	339,980
Mercer International, Inc. *	29,100	238,038
Metals USA Holdings Corp. *	19,500	260,715
Minerals Technologies, Inc.	12,110	768,379
Myers Industries, Inc.	34,205	455,269
Neenah Paper, Inc.	17,665	419,897
NewMarket Corp.	6,195	1,339,297
Noranda Aluminum Holding Corp.	10,300	108,047
Olympic Steel, Inc.	15,000	386,850
OM Group, Inc. *	33,135	898,952
Omnova Solutions, Inc. *	53,280	264,269
P.H. Glatfelter Co.	61,945	915,547
PolyOne Corp.	83,400	1,202,628
Qiao Xing Universal Resources, Inc. (b)*	82,700	61,620
Quaker Chemical Corp.	7,500	332,250
Royal Gold, Inc.	13,850	1,054,539
RTI International Metals, Inc. *	23,380	588,475
Schnitzer Steel Industries, Inc., Class A	16,410	715,968
Schweitzer-Mauduit International, Inc.	10,186	708,233
Spartech Corp. *	62,665	336,511
Stepan Co.	8,365	718,888
Stillwater Mining Co. *	22,070	284,262
Texas Industries, Inc. (b)	17,485	546,581
Titanium Metals Corp.	30,550	469,859
TPC Group, Inc. *	25,300	831,105
Tredegar Corp.	21,475	529,573
Universal Stainless & Alloy Products, Inc. *	5,200	206,596
Verso Paper Corp. (b)*	30,600	34,578
Walter Energy, Inc.	7,775	537,486
Wausau Paper Corp.	77,810	672,278
Westlake Chemical Corp.	10,000	584,500
Yongye International, Inc. (b)*	16,100	66,332
Zep, Inc.	15,300	250,614
Zoltek Cos., Inc. *	15,200	132,088

		34,318,385

Media 2.5%
AH Belo Corp., Class A	21,900	130,086
Arbitron, Inc.	7,760	277,110
Belo Corp., Class A	113,700	844,791
Carmike Cinemas, Inc. *	28,075	199,894
Central European Media Enterprises Ltd., Class A (b)*	50,200	350,898
Clear Channel Outdoor Holdings, Inc., Class A *	26,700	323,070
CTC Media, Inc.	12,100	121,242
Digital Generation, Inc. *	8,100	112,590
DreamWorks Animation SKG, Inc., Class A (b)*	33,900	601,725

8

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Entercom Communications Corp., Class A *	33,300	257,076
Fisher Communications, Inc. *	5,100	153,459
Gray Television, Inc. *	51,200	104,960
Harte-Hanks, Inc.	50,135	483,803
Journal Communications, Inc., Class A *	44,715	229,835
Knology, Inc. *	19,700	296,879
Lee Enterprises, Inc. (b)*	94,750	126,017
LIN TV Corp., Class A *	29,633	119,421
Lions Gate Entertainment Corp. *	90,400	911,232
LodgeNet Interactive Corp. (b)*	92,550	333,180
Media General, Inc., Class A (b)*	50,570	203,291
Meredith Corp. (b)	23,500	740,015
Morningstar, Inc.	5,735	342,494
National CineMedia, Inc.	20,500	279,210
Radio One, Inc., Class D *	58,130	59,293
Scholastic Corp.	36,700	1,083,017
Scripps Networks Interactive, Class A	21,700	940,912
Sinclair Broadcast Group, Inc., Class A	19,119	234,781
Sirius XM Radio, Inc. *	208,400	435,556
The E.W. Scripps Co., Class A *	85,500	724,185
The Madison Square Garden, Inc., Class A *	30,300	869,307
The McClatchy Co., Class A (b)*	230,400	541,440
The Washington Post Co., Class B (b)	2,231	844,902
Valassis Communications, Inc. *	35,785	814,109
World Wrestling Entertainment, Inc., Class A (b)	25,100	238,199

		14,327,979

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Affymetrix, Inc. *	72,890	350,601
Albany Molecular Research, Inc. *	30,700	93,942
Alexion Pharmaceuticals, Inc. *	8,100	621,756
Alkermes PLC *	23,800	447,678
Alnylam Pharmaceuticals, Inc. *	9,100	105,196
Amylin Pharmaceuticals, Inc. *	25,400	361,442
Bio-Rad Laboratories, Inc., Class A *	8,800	893,728
BioMarin Pharmaceuticals, Inc. *	8,200	292,494
Bruker Corp. *	13,385	190,067
Cambrex Corp. *	20,629	162,144
Cepheid, Inc. *	4,400	193,864
Cubist Pharmaceuticals, Inc. *	15,640	638,425
Dendreon Corp. (b)*	7,000	95,060
Emergent Biosolutions, Inc. *	8,700	147,639
Enzon Pharmaceuticals, Inc. *	12,300	87,699
eResearch Technology, Inc. *	26,600	147,364
Human Genome Sciences, Inc. *	15,000	147,600
Illumina, Inc. *	10,060	520,706
Impax Laboratories, Inc. *	12,900	243,423
Isis Pharmaceuticals, Inc. *	17,200	140,352
K-V Pharmaceutical Co., Class A (b)*	28,164	58,018
Luminex Corp. *	7,700	151,690
Medicis Pharmaceutical Corp., Class A	16,925	560,048
Myriad Genetics, Inc. *	23,540	556,956
Obagi Medical Products, Inc. *	9,000	92,250
Onyx Pharmaceuticals, Inc. *	11,500	470,810
Par Pharmaceutical Cos., Inc. *	19,570	706,673
PAREXEL International Corp. *	33,820	815,062
PDL BioPharma, Inc.	183,350	1,171,606
Regeneron Pharmaceuticals, Inc. *	6,600	599,676
Salix Pharmaceuticals Ltd. *	7,695	370,899
Seattle Genetics, Inc. (b)*	7,000	132,510
Techne Corp.	7,765	529,961
The Medicines Co. *	8,320	167,398
United Therapeutics Corp. *	5,820	286,228
Vertex Pharmaceuticals, Inc. *	12,300	454,485
ViroPharma, Inc. *	34,960	1,041,458
VIVUS, Inc. *	13,300	158,669
Warner Chilcott plc, Class A *	37,000	624,190

		14,829,767

Real Estate 6.6%
Acadia Realty Trust	23,674	497,627
Agree Realty Corp.	7,800	194,688
Alexander’s, Inc.	320	124,160
Altisource Portfolio Solutions S.A. *	6,700	358,383
American Assets Trust, Inc.	4,900	108,486
American Campus Communities, Inc.	23,660	1,012,648
American Capital Agency Corp.	14,400	422,208
Anworth Mortgage Asset Corp.	129,855	844,057
Arbor Realty Trust, Inc. *	15,300	64,872
Ashford Hospitality Trust	107,485	968,440
Associated Estates Realty Corp.	10,900	182,139
Avatar Holdings, Inc. *	11,645	113,772
CapLease, Inc.	51,200	212,992
Capstead Mortgage Corp.	74,350	962,832
Cedar Realty Trust, Inc.	88,145	439,844
Cogdell Spencer, Inc.	39,200	166,600
Colony Financial, Inc.	4,600	78,016
Cousins Properties, Inc.	103,583	763,407
CreXus Investment Corp.	7,500	83,025
CubeSmart	76,875	874,837
CYS Investments, Inc. (b)	31,500	425,250
DiamondRock Hospitality Co.	92,387	973,759
DuPont Fabros Technology, Inc.	13,400	341,700
Dynex Capital, Inc.	9,600	88,896
EastGroup Properties, Inc.	16,050	762,375
Education Realty Trust, Inc.	46,300	495,410
Equity Lifestyle Properties, Inc.	9,270	650,198
Equity One, Inc.	31,300	590,005
Extra Space Storage, Inc.	46,765	1,230,855
FelCor Lodging Trust, Inc. *	100,850	384,239
First Industrial Realty Trust, Inc. *	101,400	1,164,072
First Potomac Realty Trust	28,500	424,080
Forestar Group, Inc. *	19,860	316,171
Franklin Street Properties Corp.	51,120	520,913
Getty Realty Corp.	9,060	151,846
Gladstone Commercial Corp.	8,000	144,960
Glimcher Realty Trust	80,625	776,419
Government Properties Income Trust	6,800	163,880
Gramercy Capital Corp. *	127,100	341,899
Healthcare Realty Trust, Inc.	47,100	992,397
Hersha Hospitality Trust	59,940	325,474
HomeBanc Corp. (b)(c)(d)	6,875	—

 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Howard Hughes Corp. *	14,600	756,572
Inland Real Estate Corp.	88,730	758,641
Invesco Mortgage Capital, Inc.	6,500	101,920
Investors Real Estate Trust	65,325	484,712
Kite Realty Group Trust	64,780	323,900
LaSalle Hotel Properties	40,040	1,083,082
LTC Properties, Inc.	11,230	358,799
Medical Properties Trust, Inc.	62,400	668,928
Mid-America Apartment Communities, Inc.	14,445	923,324
Mission West Properties, Inc.	23,800	223,244
Monmouth Real Estate Investment Corp., Class A	22,600	210,406
MPG Office Trust, Inc. *	119,420	304,521
National Health Investors, Inc.	9,235	447,066
New York Mortgage Trust, Inc.	14,100	99,828
Newcastle Investment Corp.	135,200	724,672
NorthStar Realty Finance Corp.	176,032	876,639
Omega Healthcare Investors, Inc.	37,790	787,544
One Liberty Properties, Inc.	12,003	208,252
Parkway Properties, Inc.	34,720	335,742
Post Properties, Inc.	28,820	1,287,966
PS Business Parks, Inc.	8,750	543,725
RAIT Financial Trust (b)	102,720	578,314
Ramco-Gershenson Properties Trust	37,070	428,900
Resource Capital Corp.	56,900	332,865
Sabra Health Care REIT, Inc.	43,233	614,773
Saul Centers, Inc.	7,405	263,914
Sovran Self Storage, Inc.	20,570	956,916
Strategic Hotel & Resorts, Inc. *	104,155	646,803
Sun Communities, Inc.	14,955	599,845
Tanger Factory Outlet Centers, Inc.	28,380	837,210
Taubman Centers, Inc.	15,295	1,025,224
The St. Joe Co. *	29,170	465,845
Universal Health Realty Income Trust	3,900	155,961
Urstadt Biddle Properties, Class A	14,795	289,390
Winthrop Realty Trust	13,500	161,325

		38,604,599

Retailing 5.1%
1-800-FLOWERS.COM, Inc., Class A *	54,947	158,247
America’s Car-Mart, Inc. *	7,100	269,374
Bebe Stores, Inc.	48,990	429,152
Big 5 Sporting Goods Corp.	19,240	152,766
Blue Nile, Inc. (b)*	1,700	68,595
Brown Shoe Co., Inc.	60,242	569,287
Build-A-Bear Workshop, Inc. *	33,850	276,554
Casual Male Retail Group, Inc. *	53,800	170,008
Christopher & Banks Corp.	51,840	107,309
Citi Trends, Inc. *	9,500	85,690
Coldwater Creek, Inc. *	131,060	115,333
Conn’s, Inc. *	78,289	908,152
Cost Plus, Inc. *	39,600	536,580
Destination Maternity Corp.	4,700	78,443
Dollar General Corp. *	34,900	1,487,089
DSW, Inc., Class A	24,168	1,207,675
Express, Inc. *	9,000	194,760
Fred’s, Inc., Class A	49,970	737,057
Genesco, Inc. *	24,900	1,520,643
Guess?, Inc.	12,355	370,650
hhgregg, Inc. (b)*	16,600	168,988
Hibbett Sports, Inc. *	11,785	564,855
Hot Topic, Inc.	88,500	647,820
Jos. A. Bank Clothiers, Inc. *	13,285	634,359
Kirkland’s, Inc. *	9,622	144,041
Lithia Motors, Inc., Class A	50,035	1,111,277
Lumber Liquidators Holdings, Inc. *	7,900	168,744
MarineMax, Inc. *	35,500	291,810
Midas, Inc. *	13,600	115,600
Monro Muffler Brake, Inc.	10,040	421,078
New York & Co, Inc. *	32,100	89,559
Nutrisystem, Inc.	28,530	339,507
Orbitz Worldwide, Inc. *	66,300	242,658
Overstock.com, Inc. *	9,760	65,978
Pacific Sunwear of California, Inc. *	161,330	290,394
PetMed Express, Inc.	6,500	81,055
Pier 1 Imports, Inc. *	56,485	878,342
Pool Corp.	36,080	1,227,802
Rue21, Inc. *	4,700	113,787
Sally Beauty Holdings, Inc. *	56,065	1,156,060
Select Comfort Corp. *	31,270	784,252
Shoe Carnival, Inc. *	10,700	270,603
Shutterfly, Inc. *	4,700	111,484
Stage Stores, Inc.	43,955	676,028
Stein Mart, Inc. *	59,815	433,659
Systemax, Inc. *	22,045	388,212
The Bon-Ton Stores, Inc. (b)	39,511	160,415
The Buckle, Inc. (b)	15,822	690,314
The Cato Corp., Class A	22,295	597,729
The Children’s Place Retail Stores, Inc. *	25,060	1,250,243
The Finish Line, Inc., Class A	37,652	796,340
The Pep Boys - Manny, Moe & Jack	71,915	1,078,725
The Talbots, Inc. (b)*	120,680	391,003
TravelCenters of America L.L.C. *	33,100	177,085
Tuesday Morning Corp. *	65,730	223,482
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,800	823,176
ValueVision Media, Inc., Class A *	26,920	42,534
Vitamin Shoppe, Inc. *	10,800	461,592
VOXX International Corp. *	31,420	399,662
West Marine, Inc. *	26,080	316,090
Wet Seal, Inc., Class A *	92,160	322,560
Zale Corp. *	206,100	587,385
Zumiez, Inc. *	7,780	222,197

		29,401,848

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	19,720	209,821
Alpha & Omega Semiconductor Ltd. *	11,100	103,008
ANADIGICS, Inc. *	25,000	68,750
Applied Micro Circuits Corp. *	19,440	152,215
ATMI, Inc. *	22,415	524,063
Axcelis Technologies, Inc. *	71,760	129,168
Brooks Automation, Inc.	31,790	340,789
Cabot Microelectronics Corp. *	9,830	495,629
Canadian Solar, Inc. *	17,700	67,614
CEVA, Inc. *	4,200	113,442
Cirrus Logic, Inc. *	8,235	168,241

10

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cohu, Inc.	14,610	191,829
Cymer, Inc. *	11,820	588,518
Cypress Semiconductor Corp. *	35,105	603,630
Diodes, Inc. *	11,997	309,283
DSP Group, Inc. *	28,440	162,961
Energy Conversion Devices, Inc. (b)*	79,330	80,123
Entegris, Inc. *	50,045	479,431
Exar Corp. *	24,115	161,088
Fairchild Semiconductor International, Inc. *	66,400	928,272
FormFactor, Inc. *	38,565	198,610
GT Advanced Technologies, Inc. *	37,200	320,664
Hittite Microwave Corp. *	3,455	190,094
Integrated Device Technology, Inc. *	91,880	582,519
Integrated Silicon Solutions, Inc. *	16,200	158,274
International Rectifier Corp. *	33,800	770,640
IXYS Corp. *	9,700	133,084
Kopin Corp. *	25,900	100,492
Kulicke & Soffa Industries, Inc. *	39,380	425,698
Lattice Semiconductor Corp. *	40,500	275,400
LTX-Credence Corp. *	16,400	109,388
Mattson Technology, Inc. *	38,600	87,622
Micrel, Inc.	15,950	184,382
Microsemi Corp. *	32,345	639,784
MKS Instruments, Inc.	23,550	710,032
Monolithic Power Systems, Inc. *	12,900	211,431
Netlogic Microsystems, Inc. *	6,290	313,242
NXP Semiconductor N.V. *	7,900	167,717
OmniVision Technologies, Inc. *	16,880	224,673
Pericom Semiconductor Corp. *	16,800	134,400
Photronics, Inc. *	61,925	424,806
PMC-Sierra, Inc. *	109,625	712,562
Power Integrations, Inc.	4,860	174,911
Rambus, Inc. *	12,900	94,041
RF Micro Devices, Inc. *	89,645	447,329
Rudolph Technologies, Inc. *	10,300	105,369
Semtech Corp. *	16,205	461,842
Sigma Designs, Inc. *	18,950	114,269
Silicon Image, Inc. *	25,360	123,250
Silicon Laboratories, Inc. *	8,890	389,738
Standard Microsystems Corp. *	12,790	329,470
STR Holdings, Inc. *	13,500	144,315
SunPower Corp. (b)*	63,969	438,188
Supertex, Inc. *	6,300	116,424
Tessera Technologies, Inc. *	37,490	742,302
TriQuint Semiconductor, Inc. *	35,360	211,806
Ultra Clean Holdings, Inc. *	11,900	87,465
Ultratech, Inc. *	7,200	210,600
Veeco Instruments, Inc. *	7,560	184,540
Volterra Semiconductor Corp. *	4,700	141,799

		17,471,047

Software & Services 7.5%
ACI Worldwide, Inc. *	10,900	331,142
Actuate Corp. *	22,200	127,872
Acxiom Corp. *	64,015	878,286
Advent Software, Inc. *	8,120	213,150
American Software, Inc., Class A	17,400	156,078
Ancestry.com, Inc. (b)*	6,700	198,320
ANSYS, Inc. *	18,800	1,137,212
Ariba, Inc. *	11,245	306,989
AsiaInfo-Linkage, Inc. (b)*	20,200	236,946
Blackbaud, Inc.	11,300	343,859
Bottomline Technologies, Inc. *	6,900	188,646
Cadence Design Systems, Inc. *	87,600	925,056
Cardtronics, Inc. *	12,600	321,930
Cass Information Systems, Inc.	3,410	134,695
CIBER, Inc. *	148,170	644,539
CommVault Systems, Inc. *	4,800	225,600
Computer Task Group, Inc. *	9,400	135,642
Concur Technologies, Inc. *	8,500	444,975
CSG Systems International, Inc. *	23,145	376,569
DealerTrack Holdings, Inc. *	12,895	352,420
Digital River, Inc. *	18,450	295,385
Earthlink, Inc.	110,075	793,641
Ebix, Inc. (b)	3,800	94,164
EPIQ Systems, Inc.	22,170	270,252
ePlus, Inc. *	3,600	102,672
Equinix, Inc. *	12,207	1,464,352
Euronet Worldwide, Inc. *	42,595	782,044
FactSet Research Systems, Inc.	6,165	544,493
Fair Isaac Corp.	23,405	848,197
FleetCor Technologies, Inc. *	3,000	101,970
Forrester Research, Inc. *	5,525	193,044
Fortinet, Inc. *	8,000	182,480
Gartner, Inc. *	13,400	507,994
Genpact Ltd. *	63,050	922,421
GigaMedia Ltd. *	115,000	127,650
Global Cash Access Holdings, Inc. *	98,335	521,176
Global Payments, Inc.	23,370	1,168,967
Heartland Payment Systems, Inc.	28,865	692,760
iGATE Corp. *	5,900	107,498
Informatica Corp. *	13,255	560,687
InfoSpace, Inc. *	25,900	318,829
Internap Network Services Corp. *	27,200	182,512
j2 Global, Inc.	13,685	368,948
Jack Henry & Associates, Inc.	30,780	1,052,676
JDA Software Group, Inc. *	14,085	415,085
Kenexa Corp. *	6,500	156,130
Lionbridge Technologies, Inc. *	47,600	130,900
Liquidity Services, Inc. *	7,700	265,727
Manhattan Associates, Inc. *	8,095	355,290
ManTech International Corp., Class A	16,000	562,400
MAXIMUS, Inc.	13,890	625,467
Mentor Graphics Corp. *	47,120	653,554
MercadoLibre, Inc.	1,500	131,100
MICROS Systems, Inc. *	19,940	991,217
MicroStrategy, Inc., Class A *	2,228	256,487
ModusLink Global Solutions, Inc.	57,475	328,757
MoneyGram International, Inc. *	11,800	219,008
Monotype Imaging Holdings, Inc. *	11,100	173,271
Move, Inc. *	15,075	108,540
NCI, Inc., Class A *	5,400	39,528
Net 1 UEPS Technologies, Inc. *	41,760	442,656
NetScout Systems, Inc. *	9,300	192,138
NeuStar, Inc., Class A *	21,475	784,052
NIC, Inc.	9,800	122,598
Online Resources Corp *	22,100	59,449
Openwave Systems, Inc. *	114,435	230,014
Parametric Technology Corp. *	40,240	1,012,841
Perficient, Inc. *	13,700	152,481
PRGX Global, Inc. *	23,400	142,038

 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Progress Software Corp. *	22,625	527,841
Quest Software, Inc. *	24,080	490,028
QuinStreet, Inc. *	9,900	95,238
Rackspace Hosting, Inc. *	12,920	560,857
RealNetworks, Inc.	15,636	159,644
Red Hat, Inc. *	16,900	783,653
Rosetta Stone, Inc. (b)*	8,200	63,960
Rovi Corp. *	17,569	563,789
S1 Corp. (b)*	32,500	317,200
Salesforce.com, Inc. *	5,818	679,542
Sapient Corp.	27,380	353,202
SeaChange International, Inc. *	14,900	106,982
SINA Corp. *	9,580	673,187
Smith Micro Software, Inc. *	34,600	62,972
Sohu.com, Inc. *	7,100	423,302
Solera Holdings, Inc.	10,660	509,228
SS&C Technologies Holdings, Inc. *	5,700	106,989
Synchronoss Technologies, Inc. *	3,200	106,944
Syntel, Inc.	4,855	227,797
Take-Two Interactive Software, Inc. *	55,355	863,538
Taleo Corp., Class A *	7,500	270,075
TeleCommunication Systems, Inc., Class A *	37,000	86,580
TeleTech Holdings, Inc. *	28,910	490,314
THQ, Inc. *	134,810	90,309
TIBCO Software, Inc. *	34,230	892,376
TiVo, Inc. *	15,900	165,042
TNS, Inc. *	23,095	425,872
Tyler Technologies, Inc. *	10,180	357,623
United Online, Inc.	120,627	685,161
ValueClick, Inc. *	36,980	644,931
VeriFone Systems, Inc. *	12,535	535,245
Verint Systems, Inc. *	4,600	130,226
Virtusa Corp. *	6,900	110,331
VistaPrint N.V. (b)*	6,220	222,552
VMware, Inc., Class A *	8,500	775,795
WebMD Health Corp. *	6,484	181,811
Websense, Inc. *	9,990	188,811
Wright Express Corp. *	20,200	1,105,344
XO Group, Inc. *	16,100	132,664

		43,602,421

Technology Hardware & Equipment 5.8%
Acme Packet, Inc. *	1,600	46,768
ADTRAN, Inc.	15,545	538,323
Aeroflex Holding Corp. *	6,900	87,423
Agilysys, Inc. *	50,822	413,691
Anaren, Inc. *	7,800	135,876
Arris Group, Inc. *	79,805	932,122
Aviat Networks, Inc. *	54,860	121,789
Avid Technology, Inc. *	24,025	232,802
AVX Corp.	37,200	489,552
Badger Meter, Inc.	5,200	167,128
Bel Fuse, Inc., Class B	8,200	166,050
Black Box Corp.	16,340	505,233
Blue Coat Systems, Inc. *	11,600	298,816
Checkpoint Systems, Inc. *	30,380	319,598
Ciena Corp. *	12,460	181,293
Cognex Corp.	13,565	563,626
Cogo Group, Inc. (b)*	18,900	40,824
Coherent, Inc. *	8,940	499,567
Comtech Telecommunications Corp.	27,570	850,810
Cray, Inc. *	18,200	135,772
CTS Corp.	30,995	311,810
Daktronics, Inc.	23,265	254,519
Digi International, Inc. *	18,600	209,994
Dolby Laboratories, Inc., Class A *	13,900	505,543
Dot Hill Systems Corp. *	34,800	52,548
DTS, Inc. *	2,600	73,658
EchoStar Corp., Class A *	28,700	752,801
Electro Rent Corp.	11,005	188,075
Electro Scientific Industries, Inc.	15,735	238,857
Electronics for Imaging, Inc. *	32,102	550,870
EMCORE Corp. (b)*	52,100	61,478
Emulex Corp. *	52,765	550,867
Extreme Networks, Inc. *	48,765	157,999
F5 Networks, Inc. *	8,540	1,022,580
FARO Technologies, Inc. *	4,600	249,688
FEI Co. *	16,920	745,495
Finisar Corp. *	8,330	168,766
Gerber Scientific, Inc. (c)(d)	19,700	—
Globecomm Systems, Inc. *	13,800	196,926
Harmonic, Inc. *	33,000	193,710
Hutchinson Technology, Inc. (b)*	91,300	168,905
Imation Corp. *	53,685	318,352
Infinera Corp. *	36,300	259,182
InterDigital, Inc.	8,600	320,952
Intermec, Inc. *	40,135	338,739
Intevac, Inc. *	12,100	100,793
JDS Uniphase Corp. *	39,000	494,910
KEMET Corp. *	33,000	303,270
Key Tronic Corp. *	20,900	129,371
Littelfuse, Inc.	8,245	418,104
LoJack Corp. *	21,100	68,575
Loral Space & Communications, Inc. *	3,950	272,392
Measurement Specialties, Inc. *	6,000	195,000
Mercury Computer Systems, Inc. *	10,700	143,273
Methode Electronics, Inc.	28,430	282,310
Mitel Networks Corp. *	17,000	53,720
MTS Systems Corp.	6,580	301,956
Multi-Fineline Electronix, Inc. *	7,120	177,003
Nam Tai Electronics, Inc.	27,540	162,761
National Instruments Corp.	21,642	582,386
NETGEAR, Inc. *	11,550	459,921
Newport Corp. *	19,130	353,331
Novatel Wireless, Inc. *	37,700	108,199
Oclaro, Inc. *	21,100	87,354
Oplink Communications, Inc. *	5,800	108,634
Opnext, Inc. *	43,200	47,520
Orbotech Ltd. *	22,800	238,260
OSI Systems, Inc. *	10,090	542,136
Park Electrochemical Corp.	12,610	382,966
PC Connection, Inc.	14,500	174,000
PC Mall, Inc. *	19,300	120,818
Plantronics, Inc.	18,510	689,312
Plexus Corp. *	33,780	1,224,525
Polycom, Inc. *	44,240	882,588
Power-One, Inc. *	22,900	99,386
Powerwave Technologies, Inc. *	34,524	59,381
Pulse Electronics Corp.	78,110	224,176
Qiao Xing Mobile Communication Co., Ltd. *	31,400	39,250

12

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
QLogic Corp. *	46,480	805,034
Quantum Corp. *	154,000	388,080
Radisys Corp. *	21,200	127,836
RADWARE Ltd. *	2,600	81,848
Richardson Electronics Ltd.	12,500	151,375
Rimage Corp.	7,700	95,788
Riverbed Technology, Inc. *	9,400	225,036
Rofin-Sinar Technologies, Inc. *	12,110	343,561
Rogers Corp. *	5,120	196,762
ScanSource, Inc. *	27,740	1,042,192
Silicon Graphics International Corp. *	10,060	137,218
Sonus Networks, Inc. *	105,470	272,113
STEC, Inc. *	12,000	113,520
Stratasys, Inc. *	2,800	102,900
Super Micro Computer, Inc. *	15,800	266,704
Sycamore Networks, Inc. *	11,600	225,272
Symmetricom, Inc. *	32,900	205,296
Synaptics, Inc. *	11,505	440,757
SYNNEX Corp. *	27,000	976,860
TTM Technologies, Inc. *	18,800	230,676
UTStarcom Holdings Corp. *	200,900	259,161
ViaSat, Inc. *	16,615	789,877
Westell Technologies, Inc., Class A *	30,033	66,073
Xyratex Ltd.	51,225	813,453
Zebra Technologies Corp., Class A *	24,720	935,899
Zygo Corp. *	7,000	123,830

		33,564,079

Telecommunication Services 0.9%
AboveNet, Inc. *	8,000	531,600
Alaska Communications Systems Group, Inc. (b)	57,440	156,237
Atlantic Tele-Network, Inc.	6,700	241,803
Cbeyond, Inc. *	13,960	118,660
Cogent Communications Group, Inc. *	9,200	140,208
Consolidated Communications Holdings, Inc.	25,400	482,346
General Communication, Inc., Class A *	33,460	348,318
IDT Corp., Class B	17,100	150,480
Iridium Communications, Inc. *	24,700	197,353
Lumos Networks Corp.	11,520	173,146
Neutral Tandem, Inc. *	11,800	145,022
NTELOS Holdings Corp.	11,520	263,001
Premiere Global Services, Inc. *	70,700	622,160
SBA Communications Corp., Class A *	19,205	878,052
Shenandoah Telecommunications Co.	10,700	105,609
SureWest Communications	12,470	180,566
USA Mobility, Inc.	46,605	659,461
Vonage Holdings Corp. *	35,300	89,309

		5,483,331

Transportation 3.1%
Aegean Marine Petroleum Network, Inc.	53,000	269,770
Air Transport Services Group, Inc. *	86,930	522,449
Allegiant Travel Co. *	7,180	394,685
Arkansas Best Corp.	39,140	709,217
Celadon Group, Inc.	21,480	321,126
Copa Holdings S.A., Class A	13,400	913,076
Costamare, Inc.	9,300	135,315
Covenant Transport Group, Inc., Class A *	14,600	48,180
Diana Shipping, Inc. *	64,135	534,886
Eagle Bulk Shipping, Inc. (b)*	166,960	237,083
Excel Maritime Carriers Ltd. (b)*	133,324	195,986
Forward Air Corp.	11,625	406,875
Genco Shipping & Trading Ltd. (b)*	89,045	623,315
Genesee & Wyoming, Inc., Class A *	13,565	842,387
Hawaiian Holdings, Inc. *	77,140	536,894
Heartland Express, Inc.	48,465	718,251
Hub Group, Inc., Class A *	25,310	866,361
International Shipholding Corp.	8,400	191,100
Knight Transportation, Inc.	27,625	486,476
Landstar System, Inc.	22,370	1,144,226
Macquarie Infrastructure Co. L.L.C.	44,700	1,232,379
Marten Transport Ltd.	11,800	257,830
Navios Maritime Holdings, Inc.	112,900	408,698
Old Dominion Freight Line, Inc. *	34,050	1,451,211
Pacer International, Inc. *	100,860	609,195
Paragon Shipping, Inc., Class A	105,300	60,021
Park-Ohio Holdings Corp. *	14,200	282,438
Pinnacle Airlines Corp. *	34,000	47,940
Quality Distribution, Inc. *	15,400	189,112
RailAmerica, Inc. *	16,900	252,486
Safe Bulkers, Inc.	19,300	137,609
Saia, Inc. *	24,700	371,982
Seaspan Corp. (b)	63,900	964,890
Star Bulk Carriers Corp.	65,400	74,556
Swift Transportation Co. *	45,400	523,462
TBS International plc, Class A *	28,000	6,535
Ultrapetrol Bahamas Ltd. (b)*	20,700	55,476
US Airways Group, Inc. *	132,800	1,120,832

		18,144,310

Utilities 2.2%
American States Water Co.	14,015	506,923
California Water Service Group	33,880	625,086
Central Vermont Public Service Corp.	14,545	511,548
CH Energy Group, Inc.	14,305	813,668
Chesapeake Utilities Corp.	6,650	286,083
Connecticut Water Service, Inc.	5,600	170,128
Consolidated Water Co., Ltd.	9,700	75,563
El Paso Electric Co.	37,990	1,322,052
Genie Energy Ltd., Class B	17,100	178,866
MGE Energy, Inc.	18,300	820,938
Middlesex Water Co.	10,000	188,900
Northwest Natural Gas Co.	24,305	1,155,703
Ormat Technologies, Inc. (b)	9,600	156,000
Otter Tail Corp.	45,680	1,009,071
SJW Corp.	9,720	230,267
South Jersey Industries, Inc.	16,740	918,691
The Empire District Electric Co.	41,510	864,653
The Laclede Group, Inc.	26,140	1,088,992
The York Water Co.	6,200	110,360
UIL Holdings Corp.	34,425	1,190,417

 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unitil Corp.	11,900	328,797

		12,552,706

Total Common Stock
(Cost $487,341,319)		574,677,936

Rights 0.0% of net assets

Food, Beverage & Tobacco 0.0%
Pilgrims Pride Corp. (c)(d)*	81,300	14,824

Total Rights
(Cost $—)		14,824

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)(d)*	1,535	—

Total Warrants
(Cost $—)		—

Other Investment Company 0.7% of net assets

Money Fund 0.7%
State Street Institutional U.S. Government Money Market Fund	4,004,045	4,004,045

Total Other Investment Company
(Cost $4,004,045)		4,004,045

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.00%, 03/15/12 (a)(e)	150,000	150,001
(0.01)%, 03/15/12 (a)(e)	675,000	675,003

Total Short-Term Investments
(Cost $825,004)		825,004

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.8% of net assets

SSIT U.S. Government Money Market Fund	22,255,109	22,255,109

Total Collateral Invested for Securities on Loan
(Cost $22,255,109)		22,255,109

End of Collateral Invested for Securities on Loan

At 01/31/12 tax basis cost of the fund’s investments was $498,677,363 and the unrealized appreciation and depreciation were $126,985,754 and ($46,141,308), respectively, with a net unrealized appreciation of $80,844,446.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $44,350 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/16/12	45	3,560,400	222,721

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

14

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$543,138,799	$—	$—	$543,138,799
Energy	31,509,611	—	29,526	31,539,137
Rights(a)	—	—	14,824	14,824
Warrants(a)	—	—	—	—
Other Investment Company(a)	4,004,045	—	—	4,004,045
Short-Term Investments(a)	—	825,004	—	825,004

Total	$578,652,455	$825,004	$44,350	$579,521,809

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,255,109	$—	$—	$22,255,109
Futures Contracts*	222,721	—	—	222,721

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$40,139	($593,218)	$511,996	$—	($15,165)	$85,774	$—	$29,526
Rights	6,053	217	8,771	—	(217)	—	—	14,824

Total	$46,192	($593,001)	$520,767	$—	($15,382)	$85,774	$—	$44,350

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46847JAN12

16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.8%		Common Stock	381,365,028	372,056,294
0.5%		Preferred Stock	1,475,498	1,819,867
0.0%		Rights	63,607	70,665
0.0%		Warrants	—	345
1.3%		Other Investment Company	4,956,700	4,953,300
0.3%		Short-Term Investment	1,020,605	1,020,605

99.9%		Total Investments	388,881,438	379,921,076
0.8%		Collateral Invested for Securities on Loan	2,858,784	2,858,784
(0	.7)%	Other Assets and Liabilities, Net		(2,458,943)

100.0%		Total Net Assets		380,320,917

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Australia 5.3%

Banks 2.0%
Australia & New Zealand Banking Group Ltd.	69,336	1,577,064
Bank of Queensland Ltd.	8,442	67,875
Bendigo & Adelaide Bank Ltd.	12,376	108,866
Commonwealth Bank of Australia	37,881	2,035,371
National Australia Bank Ltd.	77,166	1,953,175
Westpac Banking Corp.	76,770	1,720,971

		7,463,322

Capital Goods 0.0%
CSR Ltd.	22,388	48,699
Leighton Holdings Ltd.	4,950	122,978

		171,677

Commercial & Professional Supplies 0.1%
Brambles Ltd.	32,166	248,228

Consumer Services 0.1%
Echo Entertainment Group Ltd. *	30,590	117,414
TABCORP Holdings Ltd.	31,954	98,716
Tatts Group Ltd.	58,881	158,610

		374,740

Diversified Financials 0.1%
ASX Ltd.	2,539	80,822
BGP Holdings plc (a)(b)*	453,854	—
Macquarie Group Ltd.	12,240	331,124

		411,946

Energy 0.3%
Caltex Australia Ltd.	8,411	113,590
Oil Search Ltd.	12,279	85,976
Origin Energy Ltd.	16,775	244,754
Santos Ltd.	15,054	214,913
Woodside Petroleum Ltd.	8,086	293,483
WorleyParsons Ltd.	4,052	117,206

		1,069,922

Food & Staples Retailing 0.5%
Metcash Ltd.	34,575	148,222
Wesfarmers Ltd.	25,091	806,638
Wesfarmers Ltd., Price Protected Shares	3,832	125,242
Woolworths Ltd.	31,891	838,899

		1,919,001

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	10,331	126,704
Goodman Fielder Ltd.	99,873	55,633
Treasury Wine Estates	17,508	64,599

		246,936

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	9,239	110,194

Insurance 0.4%
AMP Ltd.	65,398	296,608
Insurance Australia Group Ltd.	68,799	212,580
QBE Insurance Group Ltd.	31,746	386,465
Suncorp Group Ltd.	56,523	504,099

		1,399,752

Materials 0.9%
Amcor Ltd.	34,988	261,442
BHP Billiton Ltd.	49,294	1,952,452
BlueScope Steel Ltd.	120,505	51,748
Boral Ltd.	22,256	95,415
Incitec Pivot Ltd.	31,231	106,375
Newcrest Mining Ltd.	3,428	122,700
OneSteel Ltd.	72,481	56,927
Orica Ltd.	8,026	210,885
Rio Tinto Ltd.	4,685	343,737
Sims Metal Management Ltd.	7,533	120,820

		3,322,501

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	6,155	203,079

Real Estate 0.4%
CFS Retail Property Trust	43,437	79,150
Dexus Property Group	147,657	139,528
Goodman Group	156,118	106,167
GPT Group	53,104	174,160
Lend Lease Group	19,143	149,383
Mirvac Group	120,480	157,937
Stockland	79,602	283,923
Westfield Group	72,741	656,301

		1,746,549

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
Computershare Ltd.	8,905	72,272

Telecommunication Services 0.2%
Telstra Corp., Ltd.	222,072	784,910

Transportation 0.1%
Asciano Ltd.	19,854	99,023
Qantas Airways Ltd. *	66,339	110,904
Sydney Airport	29,413	83,359
Toll Holdings Ltd.	19,133	101,487
Transurban Group	18,678	108,858

		503,631

Utilities 0.0%
AGL Energy Ltd.	9,378	145,198

		20,193,858

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	10,422	229,605
Raiffeisen Bank International AG	2,374	81,025

		310,630

Capital Goods 0.0%
Wienerberger AG	5,926	68,339

Energy 0.1%
OMV AG	8,869	291,034

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,461	63,084

Materials 0.1%
Voestalpine AG	7,917	260,219

Real Estate 0.0%
Immofinanz AG *	37,805	121,774

Telecommunication Services 0.0%
Telekom Austria AG	18,901	220,544

		1,335,624

Belgium 0.8%

Banks 0.1%
Dexia S.A. *	87,482	38,520
KBC GROEP N.V.	12,357	235,578

		274,098

Capital Goods 0.0%
Bekaert N.V.	1,494	60,937

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	2,644	191,678

Food & Staples Retailing 0.1%
Colruyt S.A.	1,426	54,012
Delhaize Group	6,189	337,402

		391,414

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	11,840	719,885

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	20,570	37,173

Insurance 0.1%
Ageas	219,304	457,091

Materials 0.1%
Solvay S.A.	1,694	167,631
Umicore S.A.	3,446	160,522

		328,153

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	4,936	201,059

Retailing 0.0%
S.A. D’Ieteren N.V.	1,102	54,888

Telecommunication Services 0.1%
Belgacom S.A.	7,878	246,170

		2,962,546

Canada 6.1%

Automobiles & Components 0.1%
Magna International, Inc.	8,618	355,996

Banks 1.8%
Bank of Montreal (c)	20,913	1,215,736
Bank of Nova Scotia	23,048	1,184,466
Canadian Imperial Bank of Commerce	9,977	758,698
National Bank of Canada	4,030	302,320
Royal Bank of Canada	34,144	1,783,306
The Toronto-Dominion Bank	19,759	1,527,987

		6,772,513

Capital Goods 0.1%
Bombardier, Inc., Class A	14,900	70,436
Bombardier, Inc., Class B	38,368	177,548
Finning International, Inc.	3,680	100,524
SNC-Lavalin Group, Inc.	1,800	92,683
Superior Plus Corp.	9,000	56,727

		497,918

Diversified Financials 0.1%
CI Financial Corp.	5,000	107,559
IGM Financial, Inc.	2,820	125,996
Onex Corp.	6,561	227,054

		460,609

Energy 1.3%
Cameco Corp.	3,100	71,912
Canadian Natural Resources Ltd.	13,200	522,892
Cenovus Energy, Inc.	11,009	401,735
Crescent Point Energy Corp.	2,600	118,915
Enbridge, Inc.	14,138	531,990
Encana Corp.	33,309	638,143
Husky Energy, Inc.	8,767	214,126
Imperial Oil Ltd.	4,823	229,822
Nexen, Inc.	11,226	201,188
Pembina Pipeline Corp.	3,500	93,617
Precision Drilling Corp. *	11,700	120,069
Suncor Energy, Inc.	18,345	631,930
Talisman Energy, Inc.	17,581	210,053
TransCanada Corp.	17,135	704,916
Vermilion Energy, Inc.	1,400	64,227

		4,755,535

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	4,737	143,853
Empire Co., Ltd, Class A	1,833	103,286

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
George Weston Ltd.	2,705	175,648
Loblaw Cos., Ltd.	4,664	169,312
Metro, Inc.	3,840	209,636
Shoppers Drug Mart Corp.	4,759	196,967

		998,702

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	2,100	85,533
Viterra, Inc.	12,600	135,588

		221,121

Insurance 0.7%
Fairfax Financial Holdings Ltd.	662	268,709
Great-West Lifeco, Inc.	8,720	192,367
Industrial Alliance Insurance & Financial Services, Inc.	2,000	52,837
Intact Financial Corp.	2,823	166,446
Manulife Financial Corp.	65,748	767,836
Power Corp. of Canada	20,415	496,377
Power Financial Corp.	10,414	277,721
Sun Life Financial, Inc.	21,390	428,568

		2,650,861

Materials 0.5%
Agrium, Inc.	1,912	154,131
Barrick Gold Corp.	9,216	454,596
First Quantum Minerals Ltd.	3,000	65,703
Goldcorp, Inc.	6,810	329,396
Kinross Gold Corp.	7,353	83,085
Methanex Corp.	2,600	70,789
Potash Corp. of Saskatchewan, Inc.	4,942	231,550
Sherritt International Corp.	11,000	69,442
Sino-Forest Corp. (a)(b)*	20,000	26,867
Teck Resources Ltd., Class B	8,414	356,800
Yamana Gold, Inc.	9,276	160,505

		2,002,864

Media 0.2%
Groupe Aeroplan, Inc.	5,400	67,103
Quebecor, Inc., Class B	2,392	84,711
Shaw Communications, Inc., Class B	9,677	192,054
Thomson Reuters Corp.	8,907	244,638

		588,506

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,600	125,916

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	13,555	411,368
Brookfield Properties Corp.	7,391	127,594
H&R REIT	3,800	88,301
RioCan REIT	4,172	108,097

		735,360

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	2,819	180,661
RONA, Inc.	8,100	76,339

		257,000

Software & Services 0.0%
CGI Group, Inc., Class A *	5,017	101,321

Technology Hardware & Equipment 0.0%
Celestica, Inc. *	10,412	88,679
Research In Motion Ltd. *	5,606	93,480

		182,159

Telecommunication Services 0.2%
BCE, Inc.	8,753	356,859
Rogers Communications, Inc., Class B	9,604	369,237
Telus Corp.	2,378	134,043
Telus Corp. - Non Voting Shares	1,431	76,709

		936,848

Transportation 0.2%
Canadian National Railway Co.	7,423	559,890
Canadian Pacific Railway Ltd.	3,332	237,630

		797,520

Utilities 0.2%
ATCO Ltd., Class I	1,833	109,117
Canadian Utilities Ltd., Class A	2,080	125,211
Emera, Inc.	2,800	90,560
Fortis, Inc.	4,100	136,530
TransAlta Corp.	7,669	155,720

		617,138

		23,057,887

China 0.0%

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd. (a)(b)	171,320	24,300

Denmark 0.5%

Banks 0.1%
Danske Bank A/S *	39,610	577,338
Jyske Bank A/S - Reg’d *	2,464	72,665

		650,003

Capital Goods 0.0%
FLSmidth & Co. A/S	930	68,906
Vestas Wind Systems A/S *	5,910	66,679

		135,585

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,560	195,139

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	3,100	368,368

Transportation 0.2%
AP Moller - Maersk A/S, Series A	24	168,743
AP Moller - Maersk A/S, Series B	61	449,846
DSV A/S	4,582	93,805

		712,394

		2,061,489

Finland 1.0%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	2,270	81,268

Capital Goods 0.2%
Kone Oyj, B Shares	2,516	137,334
Metso Oyj	4,674	204,471
Outotec Oyj	1,408	74,388
Wartsila Oyj	2,692	90,984

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
YIT Oyj	3,832	70,830

		578,007

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	6,074	64,851

Energy 0.0%
Neste Oil Oyj	9,172	103,107

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	3,436	121,442

Insurance 0.1%
Sampo Oyj, Class A	18,066	476,208

Materials 0.2%
Huhtamaki Oyj	5,238	64,108
Outokumpu Oyj	8,597	70,713
Rautaruukki Oyj	7,739	85,328
Stora Enso Oyj, R Shares	25,087	179,152
UPM-Kymmene Oyj	24,071	309,481

		708,782

Technology Hardware & Equipment 0.3%
Nokia Oyj	239,436	1,202,571

Telecommunication Services 0.1%
Elisa Oyj	5,988	126,092

Utilities 0.1%
Fortum Oyj	12,669	278,584

		3,740,912

France 10.0%

Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin, Class B	4,880	334,838
Faurecia	2,845	71,267
Peugeot S.A.	24,310	449,827
Renault S.A.	15,464	661,531
Valeo S.A.	3,353	157,936

		1,675,399

Banks 0.9%
BNP Paribas S.A.	44,497	1,892,649
Credit Agricole S.A.	60,034	370,990
Natixis	39,481	121,620
Societe Generale	35,089	938,035

		3,323,294

Capital Goods 1.3%
Alstom S.A.	8,273	316,858
Bouygues S.A.	15,933	497,613
Compagnie de Saint-Gobain	23,515	1,050,205
Eiffage S.A.	3,558	109,364
European Aeronautic Defence & Space Co. N.V.	13,644	458,748
Legrand S.A.	3,697	127,651
Nexans S.A.	1,746	108,667
Rexel S.A.	3,159	62,328
Safran S.A.	4,528	141,254
Schneider Electric S.A.	11,482	714,904
Thales S.A.	3,783	129,632
Vallourec S.A.	3,532	239,071
Vinci S.A.	17,252	802,670
Wendel	1,044	77,834
Zodiac Aerospace	1,176	105,021

		4,941,820

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	2,002	283,752
LVMH Moet Hennessy Louis Vuitton S.A.	5,162	836,257

		1,120,009

Consumer Services 0.1%
Accor S.A.	8,343	254,131
Sodexo	3,937	292,501

		546,632

Diversified Financials 0.0%
Eurazeo	1,419	61,914

Energy 1.6%
Bourbon S.A. (c)	1,750	59,663
Compagnie Generale De Geophysique-Veritas *	4,457	124,749
Technip S.A.	2,282	214,971
Total S.A.	109,441	5,800,563

		6,199,946

Food & Staples Retailing 0.3%
Carrefour S.A.	37,902	867,753
Casino Guichard-Perrachon S.A.	2,712	241,657
Rallye S.A.	1,890	61,288

		1,170,698

Food, Beverage & Tobacco 0.4%
DANONE S.A.	14,126	873,901
Pernod Ricard S.A.	5,387	518,189

		1,392,090

Health Care Equipment & Services 0.1%
Essilor International S.A.	2,695	197,679

Household & Personal Products 0.1%
L’Oreal S.A.	4,707	501,390

Insurance 0.7%
AXA S.A.	163,088	2,483,282
CNP Assurances	13,516	182,315
SCOR SE	7,676	193,361

		2,858,958

Materials 0.4%
Air Liquide S.A.	5,718	721,637
Arkema	2,077	168,362
Eramet	419	63,283
Imerys S.A.	1,259	70,289
Lafarge S.A.	12,906	528,067

		1,551,638

Media 0.2%
Lagardere S.C.A.	7,183	204,674
Metropole Television S.A.	3,525	59,064
PagesJaunes Groupe (c)	14,264	66,178
Publicis Groupe	2,837	142,985
SES S.A.	7,246	171,376
Societe Television Francaise 1	5,251	57,947

		702,224

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	49,140	3,643,380

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.2%
Fonciere des Regions	1,007	66,620
Klepierre	2,240	67,384
Unibail-Rodamco SE	2,573	495,109

		629,113

Retailing 0.2%
PPR	3,758	593,418

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	22,973	153,321

Software & Services 0.1%
AtoS	2,345	118,058
Cap Gemini	5,084	185,867

		303,925

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	78,148	137,968
Gemalto N.V.	1,516	81,431
Neopost S.A.	994	70,277

		289,676

Telecommunication Services 0.9%
France Telecom S.A.	134,325	2,019,323
Vivendi	65,170	1,367,229

		3,386,552

Transportation 0.1%
Air France-KLM *	19,535	124,236
Groupe Eurotunnel S.A. - Reg’d	9,008	74,358

		198,594

Utilities 0.6%
EDF S.A.	10,773	248,765
GDF Suez	59,732	1,626,184
Suez Environnement Co.	15,538	199,071
Veolia Environnement	31,655	360,616

		2,434,636

		37,876,306

Germany 7.8%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	11,590	994,580
Continental AG *	2,600	208,482
Daimler AG - Reg’d	46,879	2,601,905
Volkswagen AG	1,243	201,611

		4,006,578

Banks 0.0%
Commerzbank AG (c)*	70,170	168,680

Capital Goods 0.7%
Bilfinger Berger SE	1,657	152,330
GEA Group AG	4,675	150,623
Hochtief AG	2,188	141,486
MAN SE	3,849	406,052
Siemens AG - Reg’d	20,606	1,945,953

		2,796,444

Consumer Durables & Apparel 0.1%
Adidas AG	4,737	342,264

Consumer Services 0.1%
TUI AG (c)*	27,897	203,785

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	41,495	1,768,038
Deutsche Boerse AG *	4,471	264,034

		2,032,072

Food & Staples Retailing 0.1%
Metro AG	8,511	328,509

Health Care Equipment & Services 0.2%
Celesio AG	7,019	135,535
Fresenius Medical Care AG & Co. KGaA	3,844	274,821
Fresenius SE & Co. KGaA	2,437	247,748

		658,104

Household & Personal Products 0.1%
Beiersdorf AG	1,512	90,940
Henkel AG & Co. KGaA	2,618	136,279

		227,219

Insurance 1.2%
Allianz SE - Reg’d	25,900	2,855,153
Hannover Rueckversicherung AG - Reg’d	2,405	128,124
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	12,317	1,606,226

		4,589,503

Materials 1.2%
Aurubis AG	2,743	154,788
BASF SE	29,465	2,272,908
HeidelbergCement AG	7,724	381,094
K&S AG - Reg’d	2,431	116,219
Lanxess AG	2,243	146,659
Linde AG	2,817	447,963
Salzgitter AG	2,659	159,365
Symrise AG	2,938	83,784
ThyssenKrupp AG	21,727	619,357

		4,382,137

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d	21,121	1,483,682
Merck KGaA	1,511	157,883

		1,641,565

Retailing 0.0%
Douglas Holding AG	1,590	67,336
Praktiker Bau- und Heimwerkermaerkte Holding AG (c)	16,978	52,126

		119,462

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	19,001	174,125

Software & Services 0.2%
SAP AG	10,424	630,253

Technology Hardware & Equipment 0.0%
Wincor Nixdorf AG	1,034	48,375

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	243,229	2,740,311
Freenet AG	7,073	95,161

		2,835,472

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	16,292	226,221

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Deutsche Post AG - Reg’d	59,373	990,064

		1,216,285

Utilities 0.9%
E.ON AG	116,432	2,498,276
RWE AG	23,306	895,021

		3,393,297

		29,794,129

Greece 0.2%

Banks 0.1%
Alpha Bank A.E. *	40,004	80,462
EFG Eurobank Ergasias *	54,990	66,097
National Bank of Greece S.A. *	52,555	190,028
Piraeus Bank S.A. *	71,024	62,958

		399,545

Consumer Services 0.1%
OPAP S.A.	14,772	151,054

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	3,562	66,161

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	27,404	101,700

Utilities 0.0%
Public Power Corp. S.A.	9,794	50,351

		768,811

Hong Kong 1.7%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	96,500	254,460
Hang Seng Bank Ltd.	18,400	237,169
The Bank of East Asia Ltd. (c)	41,070	167,328

		658,957

Capital Goods 0.3%
Hutchison Whampoa Ltd.	84,000	797,340
Jardine Matheson Holdings Ltd.	4,800	248,239
Jardine Strategic Holdings Ltd.	3,500	108,931

		1,154,510

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	26,500	81,059

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	5,200	90,115

Insurance 0.1%
AIA Group Ltd.	127,600	425,511

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	32,000	430,377
Hang Lung Group Ltd.	20,000	127,132
Hang Lung Properties Ltd.	32,000	109,874
Henderson Land Development Co., Ltd.	25,569	138,571
Hongkong Land Holdings Ltd.	34,000	174,719
Kerry Properties Ltd.	19,000	72,931
New World Development Co., Ltd.	126,000	137,846
Sino Land Co., Ltd.	66,000	109,937
Sun Hung Kai Properties Ltd.	38,600	534,057
Swire Pacific Ltd., Class A	23,000	255,614
Swire Properties Ltd. *	16,100	40,690
The Link REIT	43,500	158,355
The Wharf Holdings Ltd.	33,000	187,583

		2,477,686

Retailing 0.1%
Esprit Holdings Ltd.	54,484	80,395
Li & Fung Ltd.	60,000	130,664

		211,059

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	22,500	77,465

Telecommunication Services 0.0%
HKT Trust & HKT Ltd. *	6,695	4,291
PCCW Ltd.	359,000	113,327

		117,618

Transportation 0.1%
Cathay Pacific Airways Ltd.	48,800	96,506
MTR Corp., Ltd.	29,000	96,557
Orient Overseas International Ltd.	15,500	80,722
Pacific Basin Shipping Ltd.	122,000	58,001

		331,786

Utilities 0.2%
CLP Holdings Ltd.	52,000	425,484
Hong Kong & China Gas Co., Ltd.	74,640	177,066
Power Assets Holdings Ltd.	35,500	256,135

		858,685

		6,484,451

Ireland 0.1%

Banks 0.0%
Irish Bank Resolution Corp., Ltd. (a)(b)*	9,106	—
The Governor & Company of the Bank of Ireland *	499,337	75,016

		75,016

Capital Goods 0.0%
DCC	3,744	90,448

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	2,681	98,491

Materials 0.0%
Smurfit Kappa Group plc *	8,345	70,014

Transportation 0.0%
Ryanair Holdings plc *	15,434	84,803

		418,772

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M.	75,415	261,916
Bank Leumi Le-Israel B.M.	15,399	50,027

		311,943

Materials 0.0%
Israel Chemicals Ltd.	7,435	77,601

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	11,859	535,426

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	68,532	118,384
Cellcom Israel Ltd.	3,128	45,377

		163,761

		1,088,731

Italy 3.8%

Automobiles & Components 0.2%
Fiat S.p.A.	87,956	529,360
Pirelli & C. S.p.A.	16,164	149,809

		679,169

Banks 0.8%
Banca Carige S.p.A.	25,944	51,330
Banca Monte dei Paschi di Siena S.p.A.	285,072	108,518
Banca Piccolo Credito Valtellinese Scarl	22,122	61,493
Banca Popolare dell’Emilia Romagna Scrl	14,886	112,095
Banca Popolare di Milano Scarl	151,578	79,420
Banca Popolare di Sondrio Scarl	12,186	101,461
Banco Popolare Scarl (c)	141,555	214,212
Intesa Sanpaolo S.p.A.	672,088	1,287,293
UniCredit S.p.A.	180,726	901,413
Unione di Banche Italiane S.C.P.A.	54,084	248,950

		3,166,185

Capital Goods 0.1%
Fiat Industrial S.p.A. *	21,461	210,903
Finmeccanica S.p.A.	30,810	139,047
Prysmian S.p.A.	6,598	99,317

		449,267

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,449	80,550

Diversified Financials 0.1%
Exor S.p.A.	2,160	49,923
Mediobanca S.p.A.	27,054	159,323

		209,246

Energy 1.1%
ENI S.p.A.	163,013	3,611,853
ERG S.p.A.	6,645	76,053
Saipem S.p.A.	4,644	217,850
Saras S.p.A. *	28,672	39,240
Tenaris S.A.	8,812	173,163

		4,118,159

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	56,395	107,013

Insurance 0.4%
Assicurazioni Generali S.p.A.	85,214	1,331,899
Fondiaria-Sai S.p.A. *	52,799	49,025
Unipol Gruppo Finanziario S.p.A. (c)*	142,474	35,611

		1,416,535

Materials 0.1%
Buzzi Unicem S.p.A. *	7,306	77,825
Italcementi S.p.A. (c)	12,169	91,253
Italcementi S.p.A. - RSP	19,024	55,954

		225,032

Media 0.0%
Mediaset S.p.A.	47,305	140,072

Telecommunication Services 0.4%
Telecom Italia S.p.A.	1,198,227	1,221,055
Telecom Italia S.p.A. - RSP	540,103	454,582

		1,675,637

Transportation 0.1%
Atlantia S.p.A.	12,855	200,333

Utilities 0.5%
A2A S.p.A.	80,145	76,402
Enel S.p.A.	441,421	1,807,966
Snam Rete Gas S.p.A.	32,854	148,114
Terna - Rete Elettrica Nationale S.p.A.	35,530	130,217

		2,162,699

		14,629,897

Japan 16.9%

Automobiles & Components 2.3%
Aisin Seiki Co., Ltd.	6,000	189,945
Bridgestone Corp.	23,000	526,264
Daihatsu Motor Co., Ltd.	7,000	135,430
Denso Corp.	12,600	375,296
Fuji Heavy Industries Ltd.	24,000	163,515
Honda Motor Co., Ltd.	42,100	1,452,938
Isuzu Motors Ltd.	42,000	213,293
Mazda Motor Corp. *	118,000	195,709
Mitsubishi Motors Corp. *	159,000	192,485
Nissan Motor Co., Ltd.	102,700	972,908
NOK Corp.	4,800	89,930
Stanley Electric Co., Ltd.	3,800	58,419
Suzuki Motor Corp.	16,900	386,259
The Yokohama Rubber Co., Ltd.	16,000	96,143
Toyota Industries Corp.	4,700	135,159
Toyota Motor Corp.	92,600	3,415,318
Yamaha Motor Co., Ltd.	9,500	126,096

		8,725,107

Banks 1.7%
Fukuoka Financial Group, Inc.	37,000	158,312
Hokuhoku Financial Group, Inc.	43,000	86,130
Mitsubishi UFJ Financial Group, Inc.	494,834	2,286,331
Mizuho Financial Group, Inc.	681,616	1,032,234
Resona Holdings, Inc.	21,858	97,702
Shinsei Bank, Ltd.	109,000	123,225
Sumitomo Mitsui Financial Group, Inc.	47,210	1,509,789
Sumitomo Mitsui Trust Holdings, Inc.	102,150	320,454
The Bank of Kyoto Ltd.	8,000	69,119
The Bank of Yokohama Ltd.	35,000	162,544
The Chiba Bank Ltd.	18,000	112,013
The Chugoku Bank Ltd.	6,000	82,006
The Gunma Bank Ltd.	12,000	65,517
The Hachijuni Bank Ltd.	14,000	82,217
The Joyo Bank Ltd.	22,000	97,611
The Shizuoka Bank Ltd.	16,000	164,609
Yamaguchi Financial Group, Inc.	8,000	76,764

		6,526,577

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 2.5%
Amada Co., Ltd.	8,000	55,454
Asahi Glass Co., Ltd.	24,000	195,771
Daikin Industries Ltd.	5,800	168,540
Fanuc Corp.	1,500	252,551
Fuji Electric Co., Ltd.	29,000	76,819
Fujikura Ltd.	23,000	71,431
Furukawa Electric Co., Ltd.	25,000	66,778
Hanwa Co., Ltd.	32,000	153,193
IHI Corp.	50,000	131,666
ITOCHU Corp.	46,000	500,912
JGC Corp.	4,000	110,655
JS Group Corp.	7,100	147,098
JTEKT Corp.	12,100	129,788
Kajima Corp.	67,000	226,894
Kanematsu Corp. *	80,000	86,319
Kawasaki Heavy Industries Ltd.	40,000	117,939
Kinden Corp.	9,000	78,961
Komatsu Ltd.	16,500	465,320
Kubota Corp.	15,000	135,655
Makita Corp.	2,400	90,824
Marubeni Corp.	58,000	401,122
Minebea Co., Ltd.	12,000	53,575
Mitsubishi Corp.	38,100	871,282
Mitsubishi Electric Corp.	43,000	387,149
Mitsubishi Heavy Industries Ltd.	145,000	665,582
Mitsui & Co., Ltd.	45,800	778,572
Mitsui Engineering & Shipbuilding Co., Ltd.	28,000	49,390
NGK Insulators Ltd.	6,000	77,166
Nidec Corp.	1,400	134,126
Nippon Sheet Glass Co., Ltd.	45,000	91,002
NSK Ltd.	12,000	89,401
NTN Corp.	18,000	74,266
Obayashi Corp.	38,000	183,295
Shimizu Corp.	41,000	187,489
SMC Corp.	700	121,594
Sojitz Corp.	234,200	404,468
Sumitomo Corp.	40,200	579,425
Sumitomo Electric Industries Ltd.	22,700	274,249
Sumitomo Heavy Industries Ltd.	13,000	83,447
Taisei Corp.	72,000	199,480
TOTO Ltd.	8,000	65,265
Toyota Tsusho Corp.	13,900	264,054

		9,297,967

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	25,000	269,607
Secom Co., Ltd.	4,100	192,106
Toppan Printing Co., Ltd.	29,000	232,484

		694,197

Consumer Durables & Apparel 0.9%
Casio Computer Co., Ltd.	8,500	50,018
Haseko Corp. *	93,000	67,161
Namco Bandai Holdings, Inc.	7,700	109,795
Nikon Corp.	6,000	147,129
Panasonic Corp.	131,550	1,064,979
Sankyo Co., Ltd.	1,400	68,561
Sega Sammy Holdings, Inc.	3,200	69,590
Sekisui Chemical Co., Ltd.	17,000	149,252
Sekisui House Ltd.	24,000	225,683
Sharp Corp.	45,000	388,129
Sony Corp.	39,900	729,511
Sumitomo Forestry Co., Ltd.	8,500	76,261
Yamaha Corp.	6,200	57,171

		3,203,240

Consumer Services 0.0%
Benesse Holdings, Inc.	2,000	93,213

Diversified Financials 0.3%
Aiful Corp. *	36,700	54,624
Credit Saison Co., Ltd.	8,500	173,431
Daiwa Securities Group, Inc.	65,000	234,205
Nomura Holdings, Inc.	106,100	391,157
ORIX Corp.	3,860	361,749
SBI Holdings, Inc.	658	49,775

		1,264,941

Energy 0.3%
Cosmo Oil Co., Ltd.	77,000	224,472
Idemitsu Kosan Co., Ltd.	1,900	205,988
Inpex Corp.	66	451,544
Showa Shell Sekiyu K.K.	10,800	74,174
TonenGeneral Sekiyu K.K.	15,000	143,189

		1,099,367

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	40,800	538,812
Lawson, Inc.	2,200	133,868
Seven & i Holdings Co., Ltd.	26,800	756,446
Uny Co., Ltd.	12,000	112,410

		1,541,536

Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	19,000	229,962
Asahi Group Holdings Ltd.	12,200	270,435
Japan Tobacco, Inc.	100	493,793
Kirin Holdings Co., Ltd.	25,000	307,617
Meiji Holdings Co., Ltd.	3,400	148,913
Nippon Meat Packers, Inc.	9,000	114,568
Nisshin Seifun Group, Inc.	7,000	84,874
Nissin Food Holdings Co., Ltd.	2,500	95,276
Yakult Honsha Co., Ltd.	3,400	104,472

		1,849,910

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	3,800	166,800
Medipal Holdings Corp.	21,200	231,455
Olympus Corp.	5,500	92,928
Suzuken Co., Ltd.	4,100	119,859
Terumo Corp.	1,900	91,243

		702,285

Household & Personal Products 0.1%
Kao Corp.	14,000	369,037
Shiseido Co., Ltd.	8,000	147,257

		516,294

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	17,790	365,653
T&D Holdings, Inc.	17,600	179,476
The Dai-ichi Life Insurance Co., Ltd.	330	346,446
Tokio Marine Holdings, Inc.	17,300	434,302

		1,325,877

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.4%
Asahi Kasei Corp.	39,000	247,541
Daicel Corp.	10,000	62,881
Denki Kagaku Kogyo K.K.	16,000	63,291
DIC Corp.	43,000	80,997
Dowa Holdings Co., Ltd.	12,000	79,869
JFE Holdings, Inc.	23,200	414,475
JSR Corp.	4,700	96,477
Kobe Steel Ltd.	115,000	189,141
Kuraray Co., Ltd.	9,500	138,356
Mitsubhishi Gas Chemical Co., Inc.	13,000	73,554
Mitsubishi Chemical Holdings Corp.	50,000	281,408
Mitsubishi Materials Corp.	47,000	147,132
Mitsui Chemicals, Inc.	51,000	161,619
Mitsui Mining & Smelting Co., Ltd.	26,000	71,126
Nippon Paper Group, Inc.	7,743	166,331
Nippon Steel Corp.	228,000	560,596
Nisshin Steel Co., Ltd.	44,000	68,317
Nitto Denko Corp.	2,700	96,081
OJI Paper Co., Ltd.	43,000	221,371
Shin-Etsu Chemical Co., Ltd.	7,700	400,986
Showa Denko K.K.	60,000	131,148
Sumitomo Chemical Co., Ltd.	54,000	217,945
Sumitomo Metal Industries Ltd.	159,000	284,582
Sumitomo Metal Mining Co., Ltd.	15,000	216,618
Taiheiyo Cement Corp.	74,000	162,498
Taiyo Nippon Sanso Corp.	8,000	55,897
Teijin Ltd.	30,000	97,466
Toray Industries, Inc.	31,000	233,436
Tosoh Corp.	28,000	79,153
Toyo Seikan Kaisha Ltd.	7,700	114,180
Ube Industries Ltd.	31,000	89,316

		5,303,788

Media 0.1%
Dentsu, Inc.	4,501	150,573
Hakuhodo DY Holdings, Inc.	1,810	111,294

		261,867

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Astellas Pharma, Inc.	10,600	435,560
Chugai Pharmaceutical Co., Ltd.	5,300	84,428
Daiichi Sankyo Co., Ltd.	14,700	280,644
Eisai Co., Ltd.	6,200	256,995
Ono Pharmaceutical Co., Ltd.	2,200	124,229
Otsuka Holdings Co. Ltd.	9,900	280,718
Shionogi & Co., Ltd.	5,000	66,824
Taisho Pharmaceutical Holdings Co., Ltd. *	1,500	131,855
Takeda Pharmaceutical Co., Ltd.	16,600	721,681

		2,382,934

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,800	169,957
Daiwa House Industry Co., Ltd.	19,000	240,353
Mitsubishi Estate Co., Ltd.	17,000	272,131
Mitsui Fudosan Co., Ltd.	20,000	330,051
Sumitomo Realty & Development Co., Ltd.	8,500	161,988
Tokyu Land Corp.	18,000	74,992

		1,249,472

Retailing 0.2%
Edion Corp.	7,200	56,568
Fast Retailing Co., Ltd.	700	139,523
Isetan Mitsukoshi Holdings Ltd.	14,000	158,018
J. Front Retailing Co., Ltd.	28,000	138,235
Marui Group Co., Ltd.	10,300	82,928
Takashimaya Co., Ltd.	14,000	109,063
Yamada Denki Co., Ltd.	3,270	209,216

		893,551

Semiconductors & Semiconductor Equipment 0.1%
Elpida Memory, Inc. (c)*	12,200	51,831
Rohm Co., Ltd.	3,300	163,555
Tokyo Electron Ltd.	2,500	142,513

		357,899

Software & Services 0.1%
Nintendo Co., Ltd.	2,230	302,849
Nomura Research Institute Ltd.	4,400	100,359
NTT Data Corp.	39	128,188

		531,396

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	7,600	59,045
Brother Industries Ltd.	7,700	103,869
Canon, Inc.	35,100	1,506,678
FUJIFILM Holdings Corp.	14,100	335,024
Fujitsu Ltd.	89,000	476,391
Hitachi Ltd.	184,000	1,023,562
Hoya Corp.	10,100	214,688
Ibiden Co., Ltd.	2,900	59,184
Keyence Corp.	430	107,542
Konica Minolta Holdings, Inc.	18,900	137,849
Kyocera Corp.	4,400	375,967
Murata Manufacturing Co., Ltd.	3,900	223,219
NEC Corp. *	235,000	470,331
Nippon Electric Glass Co., Ltd.	7,000	61,041
Omron Corp.	5,700	114,922
Ricoh Co., Ltd.	28,000	236,638
Seiko Epson Corp.	10,200	130,190
TDK Corp.	2,700	128,951
Toshiba Corp.	112,000	476,365

		6,241,456

Telecommunication Services 0.9%
KDDI Corp.	131	831,907
Nippon Telegraph & Telephone Corp.	28,104	1,409,844
NTT DoCoMo, Inc.	567	1,008,262
Softbank Corp.	10,200	285,047

		3,535,060

Transportation 0.9%
All Nippon Airways Co., Ltd. (c)	26,000	75,904
Central Japan Railway Co.	55	473,464
East Japan Railway Co.	10,818	702,131
Hankyu Hanshin Holdings, Inc.	45,000	202,093
Kawasaki Kisen Kaisha Ltd.	38,000	72,093
Keio Corp.	13,100	96,688
Kintetsu Corp. (c)	44,000	177,227
Mitsui O.S.K. Lines Ltd.	51,000	193,228
Nagoya Railroad Co., Ltd.	37,000	106,385
Nippon Express Co., Ltd.	57,000	228,754
Nippon Yusen K.K.	77,000	195,657
Odakyu Electric Railway Co., Ltd.	12,000	119,302
Seino Holdings Co., Ltd.	10,000	76,609
Tobu Railway Co., Ltd.	20,000	104,879

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyu Corp.	43,000	211,877
West Japan Railway Co.	6,565	278,959
Yamato Holdings Co., Ltd.	12,000	198,920

		3,514,170

Utilities 0.8%
Chubu Electric Power Co., Inc.	25,000	460,576
Electric Power Development Co., Ltd.	7,800	207,475
Hokkaido Electric Power Co., Inc.	7,400	105,552
Hokuriku Electric Power Co.	6,500	126,295
Kyushu Electric Power Co., Inc.	18,800	270,463
Osaka Gas Co., Ltd.	69,000	277,421
Shikoku Electric Power Co., Inc.	5,200	150,827
The Chugoku Electric Power Co., Inc.	12,600	230,782
The Kansai Electric Power Co., Inc.	28,200	454,914
The Tokyo Electric Power Co., Inc. *	49,500	136,430
Toho Gas Co., Ltd.	15,000	97,364
Tohoku Electric Power Co., Inc.	18,100	170,680
Tokyo Gas Co., Ltd.	74,000	342,371

		3,031,150

		64,143,254

Netherlands 3.7%

Capital Goods 0.2%
Imtech N.V.	2,381	73,664
Koninklijke BAM Groep N.V.	17,819	77,109
Koninklijke Boskalis Westminster N.V.	1,574	61,116
Koninklijke Philips Electronics N.V.	33,521	678,960

		890,849

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	3,524	120,357
USG People N.V.	5,878	50,132

		170,489

Diversified Financials 1.6%
ING Groep N.V. CVA *	644,875	5,883,574
SNS Reaal N.V. *	34,027	81,521

		5,965,095

Energy 0.0%
Fugro N.V. CVA	1,310	86,358
SBM Offshore N.V.	4,421	75,128

		161,486

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	50,832	674,546

Food, Beverage & Tobacco 0.5%
CSM N.V.	2,721	50,602
Heineken Holding N.V.	4,003	161,992
Heineken N.V.	5,298	245,250
Nutreco N.V.	1,334	94,673
Unilever N.V. CVA	36,744	1,224,510

		1,777,027

Insurance 0.3%
Aegon N.V. *	162,152	787,757
Delta Lloyd N.V.	11,600	212,600

		1,000,357

Materials 0.5%
Akzo Nobel N.V.	8,752	456,676
APERAM	3,800	78,097
ArcelorMittal	51,772	1,063,560
Koninklijke DSM N.V.	6,429	330,450

		1,928,783

Media 0.0%
Wolters Kluwer N.V.	8,459	153,676

Real Estate 0.0%
Corio N.V.	1,951	90,918
Wereldhave N.V.	802	58,873

		149,791

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	3,829	164,605

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	68,869	755,729

Transportation 0.1%
TNT Express N.V.	15,293	128,429
TNT N.V.	17,407	70,233

		198,662

		13,991,095

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	23,530	126,548

Telecommunication Services 0.1%
Chorus Ltd. *	32,700	88,016
Telecom Corp. of New Zealand Ltd.	163,500	285,110

		373,126

		499,674

Norway 0.9%

Banks 0.1%
DnB A.S.A.	32,827	346,329

Capital Goods 0.1%
Orkla A.S.A.	41,614	337,616

Energy 0.4%
Aker Solutions A.S.A.	5,550	68,280
Frontline Ltd.	6,834	34,960
Kvaerner A.S.A. *	19,807	44,011
Petroleum Geo-Services A.S.A. *	5,970	76,689
Seadrill Ltd.	2,400	89,366
Statoil A.S.A.	54,523	1,372,736

		1,686,042

Insurance 0.0%
Storebrand A.S.A.	18,777	92,973

Materials 0.2%
Norsk Hydro A.S.A.	70,910	375,359
Norske Skogindustrier A.S.A. (c)*	38,693	45,608
Yara International A.S.A.	3,700	149,216

		570,183

Telecommunication Services 0.1%
Telenor A.S.A.	23,184	378,158

		3,411,301

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d (c)*	237,916	42,116

Capital Goods 0.0%
Sonae	52,887	30,328

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	5,265	85,006

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	45,179	224,612

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	19,159	56,209

Utilities 0.1%
EDP - Energias de Portugal S.A.	139,856	408,273

		846,544

Republic of Korea 4.7%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	2,821	112,509
Hyundai Mobis	938	231,243
Hyundai Motor Co.	5,944	1,167,622
Kia Motors Corp.	4,950	297,189

		1,808,563

Banks 0.5%
BS Financial Group, Inc. *	8,204	92,757
DGB Financial Group, Inc. *	5,236	69,739
Hana Financial Group, Inc.	5,870	200,984
Industrial Bank of Korea *	5,520	61,912
KB Financial Group, Inc.	9,553	362,145
Korea Exchange Bank	17,700	124,538
Shinhan Financial Group Co., Ltd.	16,640	661,974
Woori Finance Holdings Co., Ltd. *	22,530	221,894

		1,795,943

Capital Goods 1.0%
Daelim Industrial Co., Ltd.	1,567	150,554
Doosan Corp.	2,062	280,531
Doosan Heavy Industries & Construction Co., Ltd. *	1,424	85,512
GS Engineering & Construction Corp. *	1,253	111,062
Hyundai Development Co. *	3,518	71,052
Hyundai Engineering & Construction Co., Ltd. *	1,481	94,324
Hyundai Heavy Industries Co., Ltd.	993	274,919
Hyundai Mipo Dockyard Co., Ltd.	510	57,158
LG Corp.	9,666	604,861
LG International Corp.	3,220	158,169
LS Corp.	1,719	129,908
Samsung C&T Corp.	5,110	314,625
Samsung Heavy Industries Co., Ltd.	5,450	173,045
SK Holdings Co., Ltd.	9,481	1,181,728
STX Corp. *	6,490	76,485
STX Offshore & Shipbuilding Co., Ltd. *	6,080	70,904

		3,834,837

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	7,454	548,172

Consumer Services 0.0%
Kangwon Land, Inc. *	3,441	80,628

Diversified Financials 0.0%
Samsung Securities Co., Ltd.	1,434	78,206

Energy 0.3%
GS Holdings	3,260	180,364
S-Oil Corp.	3,509	379,549
SK Innovation Co., Ltd.	2,701	407,649

		967,562

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	507	122,132

Food, Beverage & Tobacco 0.0%
KT&G Corp.	2,294	160,509

Insurance 0.1%
Dongbu Insurance Co., Ltd.	2,469	105,494
Samsung Fire & Marine Insurance Co., Ltd.	1,154	223,251
Samsung Life Insurance Co., Ltd.	1,606	119,750

		448,495

Materials 0.6%
Cheil Industries, Inc.	724	64,676
Dongkuk Steel Mill Co., Ltd.	2,950	61,932
Hanwha Corp.	7,320	236,486
Honam Petrochemical Corp. *	267	86,763
Hyosung Corp.	1,973	109,700
Hyundai Steel Co.	1,121	107,971
Korea Kumho Petrochemical Co., Ltd. *	760	113,367
LG Chem Ltd.	720	239,026
POSCO	3,080	1,133,303

		2,153,224

Retailing 0.1%
Hyundai Department Store Co., Ltd.	712	115,917
Lotte Shopping Co., Ltd.	288	98,301
Shinsegae Co., Ltd.	279	68,518

		282,736

Semiconductors & Semiconductor Equipment 1.0%
Hynix Semiconductor, Inc. *	10,240	244,171
Samsung Electronics Co., Ltd.	3,520	3,466,086

		3,710,257

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. *	10,870	282,922
Samsung Electro-Mechanics Co., Ltd.	1,008	82,550
Samsung SDI Co., Ltd.	750	92,955

		458,427

Telecommunication Services 0.2%
KT Corp.	9,890	293,813
SK Telecom Co., Ltd.	2,261	286,790

		580,603

Transportation 0.0%
Korean Air Lines Co., Ltd. *	1,540	69,780

Utilities 0.2%
Korea Electric Power Corp. *	21,040	522,847

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Korea Gas Corp. *	2,530	99,883

		622,730

		17,722,804

Singapore 1.0%

Banks 0.3%
DBS Group Holdings Ltd.	43,056	462,114
Oversea-Chinese Banking Corp., Ltd.	49,897	339,976
United Overseas Bank Ltd.	28,952	397,427

		1,199,517

Capital Goods 0.2%
Fraser & Neave Ltd.	39,000	210,237
Keppel Corp., Ltd.	31,300	269,382
Noble Group Ltd.	141,879	151,439
SembCorp Industries Ltd.	21,000	79,421
Singapore Technologies Engineering Ltd.	28,100	65,754

		776,233

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	185,000	107,735
Wilmar International Ltd.	41,166	174,670

		282,405

Media 0.0%
Singapore Press Holdings Ltd.	50,000	147,337

Real Estate 0.1%
Capitaland Ltd.	70,000	145,950
CapitaMall Trust REIT	42,000	56,982
City Developments Ltd.	13,000	101,678

		304,610

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	4,000	162,918

Technology Hardware & Equipment 0.0%
Venture Corp. Ltd.	14,000	80,132

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	208,486	513,483

Transportation 0.1%
ComfortDelGro Corp., Ltd.	73,000	86,004
Singapore Airlines Ltd.	23,270	204,930

		290,934

		3,757,569

Spain 3.8%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	217,923	1,912,098
Banco de Sabadell S.A.	84,429	312,191
Banco Popular Espanol S.A.	77,026	331,789
Banco Santander S.A.	425,894	3,325,759
Bankinter S.A.	18,328	123,229
CaixaBank	34,763	174,915

		6,179,981

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A. (c)	9,887	305,515
Ferrovial S.A.	15,010	175,864
Fomento de Construcciones y Contratas S.A. (c)	4,980	117,188
Gamesa Corp. Tecnologica S.A.	10,682	41,902
Obrascon Huarte Lain S.A.	2,720	73,269
Sacyr Vallehermoso S.A.	7,986	38,301

		752,039

Energy 0.4%
Repsol YPF S.A.	60,688	1,673,439

Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion S.A. *	38,101	176,371

Food, Beverage & Tobacco 0.0%
Ebro Foods S.A.	4,020	77,028

Insurance 0.0%
Mapfre S.A.	41,276	137,471

Materials 0.0%
Acerinox S.A. (c)	9,019	128,148

Retailing 0.1%
Industria de Diseno Textil S.A.	3,424	299,211

Software & Services 0.0%
Indra Sistemas S.A.	6,089	80,312

Telecommunication Services 0.8%
Telefonica S.A.	168,987	2,949,181

Transportation 0.1%
Abertis Infraestructuras S.A.	10,642	179,620

Utilities 0.5%
Acciona S.A.	1,464	117,721
Enagas S.A.	4,712	94,480
Endesa S.A.	5,553	109,248
Gas Natural SDG S.A.	16,825	275,728
Iberdrola S.A.	204,287	1,206,732

		1,803,909

		14,436,710

Sweden 2.9%

Banks 0.6%
Nordea Bank AB	121,222	1,017,589
Skandinaviska Enskilda Banken AB, A Shares	62,176	391,865
Svenska Handelsbanken AB, A Shares	17,583	528,867
Swedbank AB, A Shares	27,730	399,138

		2,337,459

Capital Goods 0.8%
Alfa Laval AB	6,485	133,120
Assa Abloy AB, Class B	6,018	163,753
Atlas Copco AB, A Shares	9,932	236,828
Atlas Copco AB, B Shares	6,361	134,807
NCC AB, B Shares	6,710	139,050
Peab AB	10,612	59,361
Saab AB, Class B	4,092	87,721
Sandvik AB	21,337	316,242
Scania AB, A Shares	3,000	51,089
Scania AB, B Shares	16,719	288,802
Skanska AB, B Shares	17,814	311,889
SKF AB, B Shares	9,074	214,991
Trelleborg AB, B Shares	8,578	81,054

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Volvo AB, A Shares	18,498	240,900
Volvo AB, B Shares	40,627	527,385

		2,986,992

Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	14,558	137,157

Consumer Durables & Apparel 0.1%
Electrolux AB, Class B	11,425	209,913
Husqvarna AB, A Shares	10,926	57,678
Husqvarna AB, B Shares	11,114	58,791

		326,382

Diversified Financials 0.3%
Industrivarden AB, A Shares	7,273	108,880
Industrivarden AB, C Shares	4,458	63,417
Investor AB, B Shares	25,656	520,327
Kinnevik Investment AB, B Shares	5,524	115,695
L E Lundbergforetagen AB, B Shares	1,770	56,372
Ratos AB, B Shares	6,830	86,239

		950,930

Food & Staples Retailing 0.0%
Axfood AB	1,918	70,002

Food, Beverage & Tobacco 0.0%
Swedish Match AB	2,614	91,142

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	4,464	121,447

Materials 0.3%
Boliden AB	7,065	121,186
Holmen AB, B Shares	3,428	99,428
SSAB AB, A Shares	9,299	97,784
SSAB AB, B Shares	6,679	61,218
Svenska Cellulosa AB, B Shares	32,286	540,108

		919,724

Retailing 0.2%
Hennes & Mauritz AB, B Shares	27,063	886,679

Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	3,288	56,899
Telefonaktiebolaget LM Ericsson, B Shares	87,177	811,289

		868,188

Telecommunication Services 0.3%
Tele2 AB, B Shares	12,161	232,547
TeliaSonera AB	132,003	880,005

		1,112,552

Transportation 0.0%
SAS AB *	38,081	49,593

		10,858,247

Switzerland 4.8%

Capital Goods 0.2%
ABB Ltd. - Reg’d *	28,949	604,160
Geberit AG - Reg’d *	537	111,138
Schindler Holding AG	550	64,005
Schindler Holding AG - Reg’d	398	46,326
Sulzer AG - Reg’d	562	70,590

		896,219

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	4,623	220,133
SGS S.A. - Reg’d	99	178,219

		398,352

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	6,048	343,743
The Swatch Group AG - Bearer Shares	387	163,735
The Swatch Group AG - Reg’d	711	52,362

		559,840

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	41,280	1,074,083
GAM Holding AG *	3,991	51,134
Julius Baer Group Ltd. *	2,833	115,453
Pargesa Holding S.A.	1,454	102,099
UBS AG - Reg’d *	86,975	1,186,618

		2,529,387

Energy 0.1%
Petroplus Holdings AG *	20,372	7,976
Transocean Ltd.	9,077	432,450

		440,426

Food, Beverage & Tobacco 1.0%
Aryzta AG *	1,832	84,685
Lindt & Spruengli AG	20	57,815
Lindt & Spruengli AG - Reg’d	2	68,442
Nestle S.A. - Reg’d	63,068	3,619,096

		3,830,038

Health Care Equipment & Services 0.0%
Synthes, Inc. - Reg’d	620	105,687

Insurance 0.8%
Baloise Holding AG - Reg’d	2,146	164,798
Helvetia Holding AG - Reg’d	263	88,469
Swiss Life Holding AG - Reg’d *	3,047	302,939
Swiss Re AG *	16,600	903,333
Zurich Financial Services AG *	6,373	1,533,786

		2,993,325

Materials 0.3%
Clariant AG - Reg’d *	9,768	119,092
Givaudan S.A. - Reg’d *	129	120,686
Holcim Ltd. - Reg’d *	8,749	500,718
Syngenta AG - Reg’d *	1,184	359,550

		1,100,046

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Lonza Group AG - Reg’d *	1,288	69,766
Novartis AG - Reg’d	53,452	2,901,019
Roche Holding AG	12,352	2,095,571

		5,066,356

Telecommunication Services 0.1%
Swisscom AG - Reg’d	584	230,877

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d *	959	120,821

		18,271,374

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 20.9%

Automobiles & Components 0.0%
GKN plc	50,084	165,863

Banks 2.6%
Barclays plc	617,321	2,069,913
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	632,738	5,286,597
Lloyds Banking Group plc *	1,656,654	801,133
Royal Bank of Scotland Group plc *	1,083,115	454,440
Standard Chartered plc	45,656	1,103,409

		9,715,492

Capital Goods 0.7%
BAE Systems plc	147,059	714,633
Balfour Beatty plc	28,747	124,360
Bunzl plc	11,216	152,354
Carillion plc	17,014	82,977
Cobham plc	26,962	77,920
Cookson Group plc	7,474	68,173
IMI plc	7,666	103,437
Invensys plc	19,306	61,645
Meggitt plc	17,518	100,371
Rolls-Royce Holdings plc *	37,752	438,375
SIG plc	33,272	52,347
Smiths Group plc	8,822	133,707
Travis Perkins plc	8,595	119,049
Wolseley plc	12,988	450,494

		2,679,842

Commercial & Professional Supplies 0.2%
Capita Group plc	10,412	101,024
De La Rue plc	8,842	130,623
Experian plc	15,225	206,564
G4S plc	44,043	187,278
Hays plc	41,715	46,995
Rentokil Initial plc *	88,725	105,086
Serco Group plc	11,842	94,929

		872,499

Consumer Durables & Apparel 0.2%
Barratt Developments plc *	96,000	165,590
Bellway plc	7,042	81,924
Burberry Group plc	4,542	96,255
Persimmon plc	21,573	179,325
Taylor Wimpey plc *	260,147	174,151

		697,245

Consumer Services 0.4%
Carnival plc	5,045	150,897
Compass Group plc	53,570	497,896
Enterprise Inns plc *	104,730	61,564
Greene King plc	11,384	88,380
InterContinental Hotels Group plc	4,216	85,974
Ladbrokes plc	49,584	110,851
Mitchells & Butlers plc *	29,934	121,284
Punch Taverns plc *	192,981	33,501
Spirit Pub Co. plc *	68,419	53,907
Thomas Cook Group plc	155,554	33,171
TUI Travel plc	53,762	162,343
Whitbread plc	5,779	149,950
William Hill plc	32,540	115,366

		1,665,084

Diversified Financials 0.2%
3i Group plc	25,881	75,421
Close Brothers Group plc	6,032	64,210
ICAP plc	16,312	86,448
Intermediate Capital Group plc	20,778	90,172
Investec plc	19,765	117,185
Man Group plc	71,704	131,083
Provident Financial plc	5,338	80,766
Schroders plc	3,413	78,057
Schroders plc - Non Voting Shares	2,867	53,899

		777,241

Energy 5.3%
AMEC plc	6,332	100,455
BG Group plc	44,270	997,518
BP plc	1,109,995	8,350,038
Royal Dutch Shell plc, A Shares	167,574	5,944,989
Royal Dutch Shell plc, B Shares	128,339	4,690,418
Tullow Oil plc	4,576	100,511

		20,183,929

Food & Staples Retailing 0.7%
J. Sainsbury plc	99,378	452,295
Tesco plc	306,468	1,545,380
WM Morrison Supermarkets plc	107,972	487,113

		2,484,788

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	13,739	249,886
British American Tobacco plc	40,312	1,856,295
Diageo plc	52,155	1,154,395
Imperial Tobacco Group plc	27,530	985,913
Premier Foods plc *	497,870	94,323
SABMiller plc	20,876	793,478
Tate & Lyle plc	16,840	175,914
Unilever plc	31,049	1,003,408

		6,313,612

Health Care Equipment & Services 0.0%
Smith & Nephew plc	12,858	124,609

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	11,511	613,225

Insurance 1.2%
Amlin plc	20,736	111,246
Aviva plc	244,775	1,349,880
Catlin Group Ltd.	19,050	121,770
Hiscox Ltd.	14,790	88,904
Legal & General Group plc	290,151	528,008
Old Mutual plc	249,517	575,229
Prudential plc	87,591	968,845
Resolution Ltd.	52,508	226,233
RSA Insurance Group plc	185,385	309,877
Standard Life plc	105,796	363,754

		4,643,746

Materials 1.5%
Anglo American plc	25,122	1,042,649
Antofagasta plc	5,775	118,203
BHP Billiton plc	32,081	1,078,462
CRH plc	32,196	640,444
Eurasian Natural Resources Corp.	7,300	79,655
Johnson Matthey plc	7,361	238,530
Kazakhmys plc	5,684	102,193
Lonmin plc	4,664	76,121

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mondi plc	16,615	132,488
Rexam plc	39,246	231,751
Rio Tinto plc	22,215	1,338,261
Vedanta Resources plc	4,115	77,784
Xstrata plc	36,436	620,189

		5,776,730

Media 0.4%
British Sky Broadcasting Group plc	21,400	233,028
Informa plc	15,284	94,335
ITV plc	89,617	106,036
Pearson plc	24,328	450,464
United Business Media Ltd.	14,770	128,064
WPP plc	37,147	437,323
Yell Group plc (c)*	686,228	62,286

		1,511,536

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	47,029	2,265,056
GlaxoSmithKline plc	172,223	3,830,892
Shire plc	3,388	112,471

		6,208,419

Real Estate 0.2%
British Land Co. plc	25,699	198,215
Capital Shopping Centers Group plc	17,658	90,082
Hammerson plc	17,173	102,230
Land Securities Group plc	29,258	311,222
Segro plc	23,576	81,779

		783,528

Retailing 0.4%
Debenhams plc	80,276	85,853
Dixons Retail plc *	718,506	159,904
Home Retail Group plc	73,193	124,044
Inchcape plc	24,441	131,539
Kesa Electricals plc	64,966	69,104
Kingfisher plc	107,042	432,193
Marks & Spencer Group plc	88,068	454,311
Next plc	5,893	243,540

		1,700,488

Software & Services 0.1%
Logica plc	69,748	83,563
The Sage Group plc	28,458	131,665

		215,228

Technology Hardware & Equipment 0.0%
Electrocomponents plc	13,880	47,242

Telecommunication Services 2.1%
BT Group plc	491,051	1,579,747
Cable & Wireless Communications plc	259,986	175,880
Cable & Wireless Worldwide plc	133,182	43,607
Inmarsat plc	8,568	54,128
Vodafone Group plc	2,229,343	6,012,893

		7,866,255

Transportation 0.1%
easyJet plc *	14,876	104,798
FirstGroup plc	31,635	154,750
International Consolidated Airlines Group S.A. *	40,912	114,460
National Express Group plc	31,126	106,501
Stagecoach Group plc	16,085	71,424

		551,933

Utilities 1.1%
Centrica plc	168,217	778,865
Drax Group plc	31,403	263,294
International Power plc	62,368	330,116
National Grid plc	125,165	1,246,364
Pennon Group plc	10,854	119,095
Severn Trent plc	9,090	218,668
SSE plc	39,651	765,024
United Utilities Group plc	37,915	360,049

		4,081,475

		79,680,009

Total Common Stock
(Cost $381,365,028)		372,056,294

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	3,664	225,631
Volkswagen AG	7,261	1,290,582

		1,516,213

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	3,595	222,123

		1,738,336

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	2,589	53,739

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	175,514	27,792

		81,531

Total Preferred Stock
(Cost $1,475,498)		1,819,867

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. (a)*	422,057	70,665

Total Rights
(Cost $63,607)		70,665

Warrants 0.0% of net assets

Spain 0.0%
Promotora de Informaciones S.A. *	3,766	345

Total Warrants
(Cost $—)		345

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.3% of net assets

United States 1.3%
iShares MSCI EAFE Index Fund	95,000	4,953,300

Total Other Investment Company
(Cost $4,956,700)		4,953,300

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Bank of America
0.03%, 02/01/12	1,020,605	1,020,605

Total Short-Term Investment
(Cost $1,020,605)		1,020,605

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Wells Fargo Advantage Government Money Market Fund	2,858,784	2,858,784

Total Collateral Invested for Securities on Loan
(Cost $2,858,784)		2,858,784

End of Collateral Invested for Securities on Loan.

At 01/31/12, the tax basis cost of the fund’s investments was $416,913,451 unrealized appreciation and depreciation were $13,502,312 and ($50,494,687), respectively, with a net unrealized depreciation of ($36,992,375).

At 01/31/12, the values of certain foreign securities held by the fund aggregating $350,087,768 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $51,167 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$179,256,332	$—	$179,256,332
Canada
Automobiles & Components	355,996	—	—	355,996
Banks	6,772,513	—	—	6,772,513
Capital Goods	497,918	—	—	497,918
Diversified Financials	460,609	—	—	460,609
Energy	4,755,535	—	—	4,755,535
Food & Staples Retailing	998,702	—	—	998,702
Food, Beverage & Tobacco	221,121	—	—	221,121
Insurance	2,650,861	—	—	2,650,861
Materials	1,975,997	—	26,867	2,002,864
Media	588,506	—	—	588,506
Pharmaceuticals, Biotechnology & Life Sciences	125,916	—	—	125,916
Real Estate	735,360	—	—	735,360
Retailing	257,000	—	—	257,000
Software & Services	101,321	—	—	101,321
Technology Hardware & Equipment	182,159	—	—	182,159
Telecommunication Services	936,848	—	—	936,848
Transportation	797,520	—	—	797,520
Utilities	617,138	—	—	617,138
China(a)	—	—	24,300	24,300
Greece(a)	—	702,650	—	702,650
Food, Beverage & Tobacco	66,161	—	—	66,161
Hong Kong(a)	—	3,889,147	—	3,889,147
Real Estate	40,690	2,436,996	—	2,477,686
Telecommunication Services	4,291	113,327	—	117,618
Ireland(a)	—	320,281	—	320,281
Food, Beverage & Tobacco	98,491	—	—	98,491
Japan(a)	—	61,760,320	—	61,760,320
Pharmaceuticals, Biotechnology & Life Sciences	131,855	2,251,079	—	2,382,934
New Zealand(a)	—	126,548	—	126,548
Telecommunication Services	88,016	285,110	—	373,126
Republic of Korea(a)	—	17,562,295	—	17,562,295
Food, Beverage & Tobacco	160,509	—	—	160,509

 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United Kingdom(a)	$—	$76,503,389	$—	$76,503,389
Consumer Services	53,907	1,611,177	—	1,665,084
Media	62,286	1,449,250	—	1,511,536
Preferred Stock(a)	—	1,819,867	—	1,819,867
Rights(a)	—	—	70,665	70,665
Warrants(a)	345	—	—	345
Other Investment Company(a)	4,953,300	—	—	4,953,300
Short-Term Investment(a)	—	1,020,605	—	1,020,605

Total	$28,690,871	$351,108,373	$121,832	$379,921,076

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,858,784	$—	$—	$2,858,784

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Canada	$27,028	$—	($161)	$—	$—	$—	$—	$26,867
China	24,258	—	42	—	—	—	—	24,300
United Kingdom	4,188	(74)	(22)	—	(4,092)	—	—	—
Rights
Hong Kong	20,125	9,267	(20,125)	—	(9,267)	—	—	—
Republic of Korea	1,790	647	(1,790)	—	(647)	—	—	—
Spain	—	—	7,058	63,607	—	—	—	70,665

Total	$77,389	$9,840	($14,998)	$63,607	($14,006)	$—	$—	$121,832

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

REG46848JAN12

18

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	90,330,324	90,932,462
0.4%		Preferred Stock	277,665	352,242
0.0%		Warrants	—	—
1.0%		Other Investment Company	899,102	907,920
0.1%		Short-Term Investment	126,455	126,455

99.8%		Total Investments	91,633,546	92,319,079
1.6%		Collateral Invested for Securities on Loan	1,473,468	1,473,468
(1	.4)%	Other Assets and Liabilities, Net		(1,305,249)

100.0%		Total Net Assets		92,487,298

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 5.4%

Automobiles & Components 0.0%
Fleetwood Corp. Ltd.	2,918	37,760

Capital Goods 0.7%
Alesco Corp. Ltd.	15,412	20,738
Boart Longyear Group	18,778	70,076
Bradken Ltd.	7,474	62,256
Cardno Ltd.	4,455	28,323
Emeco Holdings Ltd.	42,593	46,304
GWA International Ltd.	19,457	49,420
Hastie Group Ltd. *	15,739	9,419
Hills Holdings Ltd.	26,326	28,876
Macmahon Holdings Ltd. *	56,842	39,790
Monadelphous Group Ltd.	3,312	77,285
PaperlinX Ltd. *	164,715	11,494
Seven Network Ltd.	5,631	46,915
UGL Ltd.	8,124	115,594

		606,490

Commercial & Professional Supplies 0.5%
Campbell Brothers Ltd.	1,588	87,662
Downer EDI Ltd. *	37,657	144,322
Programmed Maintenance Services Ltd.	20,520	44,635
Seek Ltd.	6,578	36,746
Spotless Group Ltd.	39,823	101,533
Transfield Services Ltd.	25,473	54,066

		468,964

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	12,056	23,990
G.U.D. Holdings Ltd.	5,090	40,632

		64,622

Consumer Services 0.4%
Ardent Leisure Group	22,494	25,200
Aristocrat Leisure Ltd.	38,028	100,056
Crown Ltd.	15,718	134,999
Flight Centre Ltd.	2,900	59,412

		319,667

Diversified Financials 0.2%
Challenger Ltd.	18,070	84,868
IOOF Holdings Ltd.	5,686	33,776
Perpetual Ltd.	3,230	69,365
Platinum Asset Management Ltd.	6,123	22,081

		210,090

Energy 0.3%
AWE Ltd. *	27,955	44,484
Beach Energy Ltd.	62,418	97,898
Energy Resources of Australia Ltd. *	6,697	10,956
New Hope Corp., Ltd.	10,349	61,782
Paladin Energy Ltd. *	6,822	13,334

		228,454

Food, Beverage & Tobacco 0.1%
Elders Ltd. *	156,669	39,961
GrainCorp Ltd.	10,544	87,808

		127,769

Health Care Equipment & Services 0.5%
Ansell Ltd.	5,510	87,031
Cochlear Ltd.	1,115	70,201
Primary Health Care Ltd.	31,060	98,103
Ramsay Health Care Ltd.	5,656	114,037
Sigma Pharmaceuticals Ltd.	180,775	115,243

		484,615

Materials 0.7%
Adelaide Brighton Ltd.	23,001	72,449
Alumina Ltd.	47,072	63,995
Fortescue Metals Group Ltd.	6,716	35,936
Gunns Ltd. *	124,356	15,854
Iluka Resources Ltd.	7,027	136,553
James Hardie Industries SE CDI	14,712	110,700
Kagara Ltd. *	30,810	11,257
Mount Gibson Iron Ltd.	28,266	42,393
Nufarm Ltd. *	17,333	83,816
OZ Minerals Ltd.	9,403	108,846

		681,799

Media 0.2%
APN News & Media Ltd.	20,063	15,505
Consolidated Media Holdings Ltd.	8,653	24,581
Fairfax Media Ltd.	74,488	58,511
STW Communications Group Ltd.	19,814	18,704
Ten Network Holdings Ltd.	53,633	50,096

		167,397

 1

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.8%
Abacus Property Group	15,183	29,518
Australand Property Group	24,346	67,183
Bunnings Warehouse Property Trust	21,704	40,186
Centro Retail Australia *	21,617	42,227
Charter Hall Group	12,731	28,888
Charter Hall Office REIT	34,229	129,058
Charter Hall Retail REIT	19,045	65,799
Commonwealth Property Office Fund	130,888	134,812
FKP Property Group	41,444	27,889
ING Office Fund	157,431	106,102
Westfield Retail Trust	13,278	35,587

		707,249

Retailing 0.4%
David Jones Ltd. (c)	29,956	82,335
Harvey Norman Holdings Ltd.	36,661	80,150
JB Hi-Fi Ltd.	3,730	49,902
Pacific Brands Ltd.	121,711	80,036
Premier Investments Ltd.	6,757	34,954

		327,377

Software & Services 0.0%
Iress Market Technology Ltd.	3,910	28,831

Transportation 0.1%
Virgin Australia Holdings Ltd. *	292,310	99,131

Utilities 0.4%
APA Group (c)	31,882	162,334
Envestra Ltd.	78,387	62,779
Infigen Energy *	187,167	55,590
SP AusNet	110,093	112,795

		393,498

		4,953,713

Austria 1.0%

Capital Goods 0.4%
Andritz AG	1,623	150,728
Semperit AG Holding	897	38,343
Strabag SE - BR	5,280	155,036

		344,107

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	356	29,925

Materials 0.1%
Mayr-Melnhof Karton AG	561	52,772
RHI AG	1,939	44,577

		97,349

Real Estate 0.2%
Atrium European Real Estate Ltd.	11,066	50,848
CA Immobilien Anlagen AG *	6,011	58,631
Conwert Immobilien Invest SE	5,132	55,514
Sparkassen Immobilien AG *	4,480	25,664

		190,657

Transportation 0.2%
Flughafen Wien AG	986	36,316
Oesterreichische Post AG	3,727	121,664

		157,980

Utilities 0.1%
Verbund AG	2,722	73,975

		893,993

Belgium 1.0%

Capital Goods 0.1%
Compagnie d’Enterprises CFE	929	49,830

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	1,255	100,870
Gimv N.V.	582	28,408
RHJ International *	9,371	42,633
Sofina S.A.	967	73,686

		245,597

Energy 0.0%
Euronav S.A. *	2,931	18,603

Materials 0.2%
Nyrstar *	8,666	81,107
Tessenderlo Chemie N.V.	3,370	115,168

		196,275

Real Estate 0.2%
Befimmo S.C.A.	1,021	69,081
Cofinimmo	920	107,773

		176,854

Technology Hardware & Equipment 0.1%
Barco N.V.	580	31,414
EVS Broadcast Equipment S.A.	514	25,281

		56,695

Telecommunication Services 0.2%
Mobistar S.A.	1,648	82,525
Telenet Group Holding N.V. *	2,494	98,760

		181,285

Transportation 0.0%
Compagnie Maritime Belge S.A.	1,419	32,216

		957,355

Canada 7.7%

Automobiles & Components 0.1%
Linamar Corp.	4,533	77,848
Martinrea International, Inc. *	5,978	52,882

		130,730

Banks 0.3%
Canadian Western Bank	2,321	61,271
Genworth MI Canada, Inc.	2,700	61,233
Home Capital Group, Inc.	800	41,089
Laurentian Bank of Canada	1,663	76,624

		240,217

Capital Goods 0.4%
Aecon Group, Inc.	5,400	60,586
ATS Automation Tooling Systems, Inc. *	6,000	41,827
CAE, Inc.	7,999	88,231
Russel Metals, Inc.	5,603	138,748
Toromont Industries Ltd.	3,216	71,395

		400,787

2

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.3%
Progressive Waste Solutions Ltd.	4,800	109,002
Ritchie Bros. Auctioneers, Inc.	2,400	56,559
Stantec, Inc. *	2,100	58,432
Transcontinental, Inc., Class A	6,337	81,211

		305,204

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	2,610	64,501
Gildan Activewear, Inc.	3,402	74,032

		138,533

Consumer Services 0.3%
Great Canadian Gaming Corp. *	4,600	39,454
Tim Hortons, Inc.	3,300	160,804
Transat A.T., Inc., Class A *	5,000	34,656

		234,914

Diversified Financials 0.4%
AGF Management Ltd., Class B	6,672	104,601
Canaccord Financial, Inc.	2,600	20,329
Dundee Corp., Class A *	3,987	96,186
GMP Capital, Inc.	5,000	39,743
TMX Group, Inc.	2,826	120,824

		381,683

Energy 1.5%
Advantage Oil & Gas Ltd. *	18,300	65,155
AltaGas Ltd.	5,900	178,171
Birchcliff Energy Ltd. *	2,800	37,447
Crew Energy, Inc. *	1,600	21,861
Denison Mines Corp. *	7,200	12,351
Enerflex Ltd.	3,116	38,348
Ensign Energy Services, Inc.	8,592	133,674
Fairborne Energy Ltd. *	9,062	21,871
Flint Energy Services Ltd. *	3,028	44,633
MEG Energy Corp. *	2,300	103,588
Mullen Group Ltd.	6,400	123,187
Niko Resources Ltd.	600	29,315
Nuvista Energy Ltd. *	5,100	22,075
Pacific Rubiales Energy Corp.	2,500	62,905
PetroBakken Energy Ltd., Class A	2,600	38,065
Petrobank Energy & Resources Ltd. *	5,100	71,004
Petrominerales Ltd.	1,000	20,874
Progress Energy Resources Corp.	9,800	103,796
Savanna Energy Services Corp. *	4,800	34,228
ShawCor Ltd., Class A	1,622	48,206
Trican Well Service Ltd.	2,441	40,606
Trilogy Energy Corp.	2,600	81,031
Trinidad Drilling Ltd.	12,151	81,314
Uranium One, Inc. *	4,600	11,744

		1,425,449

Food & Staples Retailing 0.1%
The Jean Coutu Group (PJC), Inc., Class A	9,000	120,096

Food, Beverage & Tobacco 0.2%
Cott Corp. *	9,200	64,410
Maple Leaf Foods, Inc.	9,314	103,014

		167,424

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	7,662	79,470
SXC Health Solutions Corp. *	800	50,632

		130,102

Materials 1.8%
Agnico-Eagle Mines Ltd.	1,773	66,468
AuRico Gold, Inc. *	10,478	99,168
Canfor Corp. *	8,498	99,413
Cascades, Inc.	15,345	68,867
CCL Industries, Inc., Class B	2,027	64,144
Centerra Gold, Inc.	2,880	57,014
Eldorado Gold Corp.	7,200	109,074
Franco-Nevada Corp.	2,297	103,774
Golden Star Resources Ltd. *	8,600	18,783
Harry Winston Diamond Corp. *	4,745	55,509
HudBay Minerals, Inc.	7,196	84,038
IAMGOLD Corp.	5,765	96,189
Inmet Mining Corp.	1,796	120,008
Lake Shore Gold Corp. *	7,000	10,332
Lundin Mining Corp. *	18,009	91,060
Major Drilling Group International, Inc.	700	11,728
New Gold, Inc. *	7,700	90,155
Norbord, Inc. *	2,195	21,803
Osisko Mining Corp. *	2,200	26,241
PAN American Silver Corp.	2,000	45,896
Quadra FNX Mining Ltd. *	5,365	80,472
Silver Wheaton Corp.	1,974	70,420
Thompson Creek Metals Co., Inc. *	6,517	55,115
West Fraser Timber Co., Ltd.	2,023	97,468

		1,643,139

Media 0.2%
Astral Media, Inc., Class A	2,252	79,169
Cogeco Cable, Inc.	1,353	65,174
Corus Entertainment, Inc., Class B	1,283	26,653
Torstar Corp, Class B	4,306	37,190

		208,186

Real Estate 1.1%
Allied Properties Real Estate Investment Trust	1,600	41,073
Artis Real Estate Investment Trust	2,100	31,604
Boardwalk Real Estate Investment Trust	1,470	76,952
Calloway Real Estate Investment Trust	4,370	117,018
Canadian Apartment Properties Real Estate Investment Trust	3,575	81,469
Canadian Real Estate Investment Trust	2,732	101,493
Chartwell Seniors Housing Real Estate Investment Trust	8,908	79,156
Cominar Real Estate Investment Trust	2,792	60,368
Dundee Real Estate Investment Trust	1,427	47,628
Extendicare Real Estate Investment Trust	8,477	70,846
First Capital Realty, Inc.	2,779	49,638
FirstService Corp. *	1,600	47,344
InnVest Real Estate Investment Trust	9,923	48,987
Morguard REIT	2,600	43,433
Primaris Retail Real Estate Investment Trust	3,192	68,666

		965,675

Retailing 0.2%
Dollarama, Inc.	2,400	103,520

 3

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reitmans (Canada) Ltd., Class A	3,325	48,746

		152,266

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd.	1,232	54,271
Open Text Corp. *	1,423	72,122

		126,393

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	4,200	132,991

Transportation 0.2%
TransForce, Inc.	10,000	161,564

Utilities 0.1%
Atlantic Power Corp. *	4,300	63,855

		7,129,208

Denmark 1.1%

Banks 0.1%
Sydbank A/S	5,109	87,141

Capital Goods 0.1%
NKT Holding A/S	1,326	50,202
Rockwool International A/S, B Shares	248	23,555

		73,757

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	2,024	24,462

Energy 0.0%
Torm A/S *	10,216	7,209

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	2,957	67,765

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	652	96,256
GN Store Nord A/S	6,005	60,901
William Demant Holding A/S *	335	27,765

		184,922

Insurance 0.3%
Topdanmark A/S *	1,010	158,282
Tryg A/S	2,592	140,995

		299,277

Materials 0.1%
Novozymes A/S, B Shares	4,830	136,267

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	582	34,459
H. Lundbeck A/S	2,949	58,232

		92,691

Software & Services 0.1%
SimCorp A/S	376	57,260

Transportation 0.0%
D/S Norden A/S	1,181	29,620

		1,060,371

Finland 1.3%

Capital Goods 0.3%
Cargotec Corp., B Shares	2,777	101,233
Cramo Oyj	1,504	21,300
Konecranes Oyj	2,892	70,920
Ramirent Oyj	3,774	39,246
Uponor Oyj	7,722	79,189

		311,888

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	2,371	35,480
Poyry Oyj	3,441	28,176

		63,656

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	8,978	114,030

Food, Beverage & Tobacco 0.1%
HKScan Oyj, A Shares	5,363	43,773

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	8,602	22,306

Materials 0.2%
Kemira Oyj	6,854	84,426
M-real Oyj, Class B *	30,723	69,348

		153,774

Media 0.1%
Sanoma Oyj (c)	4,808	64,988

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	6,574	127,721

Real Estate 0.1%
Citycon Oyj	6,577	21,535
Sponda Oyj	16,770	71,884

		93,419

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,156	40,677

Software & Services 0.1%
Tieto Oyj	7,590	114,656

Transportation 0.0%
Finnair Oyj *	4,666	15,442

		1,166,330

France 3.7%

Automobiles & Components 0.1%
Plastic Omnium S.A.	2,846	74,877
Societe Fonciere Financiere et de Participations (FFP)	692	31,597

		106,474

Capital Goods 0.1%
Manitou BF *	1,239	25,668
Mersen S.A.	1,158	39,213
Saft Groupe S.A.	1,422	43,082

		107,963

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	1,397	102,523
Derichebourg S.A. *	9,149	33,820
Edenred	4,696	114,222
Seche Environnement S.A.	358	13,220
Societe BIC S.A.	1,809	161,264
Teleperformance	3,656	91,530

		516,579

Consumer Durables & Apparel 0.4%
Beneteau	1,588	16,962
Hermes International	554	192,592

4

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nexity S.A.	2,590	74,965
SEB S.A.	1,105	91,893

		376,412

Consumer Services 0.1%
Club Mediterranee S.A. *	3,455	69,214
Pierre & Vacances	477	17,319

		86,533

Energy 0.1%
Maurel & Prom Nigeria *	5,836	13,741
Maurel et Prom	6,365	105,974

		119,715

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	488	42,578
Remy Cointreau S.A.	868	76,567
Vilmorin & Cie	262	26,265

		145,410

Health Care Equipment & Services 0.1%
bioMerieux	568	47,835
Medica S.A.	1,750	28,164

		75,999

Insurance 0.1%
Euler Hermes S.A.	1,016	67,348

Materials 0.2%
Ciments Francais S.A.	1,002	74,034
SA des Ciments Vicat	948	57,400
Sequana	3,172	22,488

		153,922

Media 0.4%
Canal Plus	5,491	30,959
Eutelsat Communications S.A.	2,420	89,911
Havas S.A.	23,813	110,336
Ipsos	1,236	39,502
JC Decaux S.A. *	2,436	61,922
Technicolor - Reg’d *	14,056	42,096

		374,726

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	889	26,123
Virbac S.A.	194	27,163

		53,286

Real Estate 0.4%
Gecina S.A.	1,194	114,192
ICADE	1,170	95,486
Mercialys	1,442	50,101
Societe de la Tour Eiffel	466	24,073
Societe Immobilliere de Location pour l’Industrie et le Commerce	623	63,255

		347,107

Retailing 0.1%
CFAO	3,486	118,994

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	4,803	29,335

Software & Services 0.4%
Alten	1,191	32,968
Altran Technologies S.A. *	13,907	65,734
Axway Software S.A. *	1,379	27,147
Dassault Systemes S.A.	1,267	105,174
Groupe Steria S.C.A.	2,144	41,736
Sopra Group	330	18,988
UbiSoft Entertainment *	10,650	83,580

		375,327

Technology Hardware & Equipment 0.1%
Bull *	7,016	28,391
Ingenico S.A.	733	30,772

		59,163

Telecommunication Services 0.0%
Iliad S.A.	269	32,531

Transportation 0.2%
Aeroports de Paris	1,464	108,218
Bollore	260	52,770

		160,988

Utilities 0.1%
Rubis	1,418	76,554
Sechilienne S.A.	2,055	32,586

		109,140

		3,416,952

Germany 3.4%

Automobiles & Components 0.2%
ElringKlinger AG	916	27,569
Leoni AG	2,694	121,476

		149,045

Banks 0.1%
Aareal Bank AG *	3,990	91,238

Capital Goods 1.2%
Bauer AG	1,231	38,344
BayWa AG	2,738	103,899
Brenntag AG	1,022	107,133
Demag Cranes AG (c)	1,097	76,051
Deutz AG *	9,206	62,636
Gildemeister AG *	4,002	59,910
Heidelberger Druckmaschinen AG (c)*	27,395	61,102
Kloeckner & Co., SE	3,400	47,355
Krones AG	1,007	57,703
KUKA AG *	2,007	42,699
MTU Aero Engines Holding AG	2,222	155,378
Pfeiffer Vacuum Technology AG	288	29,670
Rheinmetall AG	840	45,187
SGL Carbon SE (c)*	3,813	192,780
Vossloh AG	512	52,381

		1,132,228

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	1,154	39,214
Puma AG Rudolf Dassler Sport	279	87,443

		126,657

Diversified Financials 0.0%
Deutsche Beteiligings AG	1,288	27,866

Food, Beverage & Tobacco 0.1%
Suedzucker AG	4,774	141,315

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	4,096	85,070

 5

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
Fuchs Petrolub AG	1,194	49,899
H&R WASAG AG	1,449	32,074
Wacker Chemie AG (c)	662	60,852

		142,825

Media 0.3%
Axel Springer AG	2,538	119,240
Kabel Deutschland Holding AG *	2,080	108,659
Sky Deutschland AG *	11,138	26,283

		254,182

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	6,819	111,379
Stada Arzneimittel AG	3,742	111,220

		222,599

Real Estate 0.2%
Deutsche Euroshop AG	2,249	76,734
Deutsche Wohnen AG	3,956	52,621
DIC Asset AG	3,363	25,949
Gagfah S.A.	6,095	30,721
IVG Immobilien AG *	10,551	24,903

		210,928

Retailing 0.1%
Fielmann AG	448	46,525

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE	822	11,130
Kontron AG	3,346	26,300
Q-Cells SE (c)*	13,145	5,757
Solarworld AG (c)	6,260	31,433

		74,620

Software & Services 0.2%
Bechtle AG	1,333	47,513
Software AG	1,629	53,206
United Internet AG - Reg’d	3,467	64,911

		165,630

Technology Hardware & Equipment 0.0%
Jenoptik AG *	4,031	28,218

Transportation 0.3%
Air Berlin plc (c)*	12,818	38,881
Fraport AG	2,044	122,833
Hamburger Hafen und Logistik AG	1,225	39,337
Sixt AG	2,586	47,665

		248,716

		3,147,662

Greece 0.5%

Banks 0.0%
TT Hellenic Postbank S.A. *	24,275	24,706

Capital Goods 0.0%
Ellaktor S.A.	11,458	20,664

Consumer Services 0.0%
Intralot S.A. Integrated Lottery	16,713	18,460

Diversified Financials 0.1%
Hellenic Exchanges S.A.	4,342	18,715
Marfin Investment Group S.A. *	75,562	40,374

		59,089

Energy 0.2%
Hellenic Petroleum S.A.	8,368	63,678
Motor Oil (Hellas) Corinth Refineries S.A.	9,108	70,760

		134,438

Materials 0.2%
Mytilineos Holdings S.A. *	9,551	39,399
Titan Cement Co.	4,311	71,923
Viohalco, Hellenic Copper & Aluminum Industry S.A. *	7,091	29,611

		140,933

Retailing 0.0%
Jumbo S.A. *	6,839	32,395

		430,685

Hong Kong 5.6%

Automobiles & Components 0.1%
Geely Automobile Holdings Ltd.	60,000	17,711
Minth Group Ltd.	20,000	21,552
Xinyi Glass Holdings Co., Ltd.	52,000	30,734

		69,997

Banks 0.1%
Dah Sing Banking Group Ltd.	16,600	16,760
Dah Sing Financial Group	8,950	30,665
Wing Hang Bank Ltd.	9,000	82,832

		130,257

Capital Goods 0.3%
China High Speed Transmission Equipment Group Co., Ltd.	34,000	18,004
Johnson Electric Holdings Ltd.	102,500	60,668
NWS Holdings Ltd.	56,000	90,686
Shun Tak Holdings Ltd.	121,000	51,187
Singamas Container Holdings Ltd.	82,000	18,471

		239,016

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	18,000	18,076
Bosideng International Holdings Ltd.	124,000	35,624
China Dongxiang Group Co.	135,000	22,445
Li Ning Co., Ltd.	23,500	24,271
Ports Design Ltd.	13,000	21,278
Skyworth Digital Holdings Ltd.	106,000	45,466
Stella International Holdings Ltd.	15,000	34,434
Techtronic Industries Co., Ltd.	86,000	95,469
Texwinca Holdings Ltd.	50,000	54,808

		351,871

Consumer Services 0.6%
Cafe De Coral Holdings Ltd.	22,000	50,246
China Travel International Investment Hong Kong Ltd.	190,000	35,706
Sands China Ltd. *	38,800	130,721
Shangri-La Asia Ltd.	56,000	116,224
SJM Holdings Ltd.	96,000	171,259
The Hongkong & Shanghai Hotels Ltd.	30,000	39,884

		544,040

Diversified Financials 0.3%
First Pacific Co., Ltd.	183,000	209,216

6

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Guoco Group Ltd.	4,000	41,515

		250,731

Energy 0.0%
Mongolia Energy Co., Ltd. *	215,000	19,643

Food, Beverage & Tobacco 0.5%
China Mengniu Dairy Co., Ltd.	35,000	93,647
China Yurun Food Group Ltd. (c)	22,000	36,380
Global Bio-chem Technology Group Co., Ltd.	338,000	76,093
Tingyi (Cayman Islands) Holding Corp.	48,000	140,027
Vitasoy International Holdings Ltd.	32,000	24,238
Want Want China Holdings Ltd.	127,000	117,665

		488,050

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	15,000	133,844

Materials 0.3%
China Grand Forestry Green Resources Group Ltd. *	123,600	11,461
China Shanshui Cement Group	68,000	49,806
China Zhongwang Holdings Ltd.	177,600	72,088
Fosun International	132,000	80,349
Fushan International Energy Group Ltd.	58,000	23,287
Lee & Man Paper Manufacturing Ltd.	61,000	24,890
Nine Dragons Paper Holdings Ltd.	47,000	31,630
Samling Global Ltd.	360,000	30,129

		323,640

Media 0.1%
Television Broadcasts Ltd.	18,000	104,754

Real Estate 1.2%
Agile Property Holdings Ltd.	62,000	68,909
Champion Real Estate Investment Trust	113,000	44,711
Chinese Estates Holdings Ltd.	26,000	42,149
Country Garden Holdings Co. (c)	164,000	70,390
Great Eagle Holdings Ltd.	34,000	83,750
Greentown China Holdings Ltd.	43,500	19,639
HKR International Ltd.	59,200	21,604
Hopewell Holdings Ltd.	29,500	77,011
Hopson Development Holdings Ltd.	69,000	42,406
Hysan Development Co., Ltd.	33,000	129,607
K Wah International Holdings Ltd.	57,000	16,083
Kowloon Development Co., Ltd.	33,000	30,879
KWG Property Holding Ltd.	47,000	19,493
Midland Holdings Ltd.	36,000	19,303
New World China Land Ltd.	129,600	31,213
Renhe Commercial Holdings (c)	288,000	34,126
Shimao Property Holdings Ltd.	65,500	67,372
Shui On Land Ltd.	172,900	60,099
Soho China Ltd.	88,000	57,719
SRE Group Ltd.	412,000	19,896
Wheelock & Co., Ltd.	44,000	140,391

		1,096,750

Retailing 0.4%
Belle International Holdings Ltd.	76,000	123,240
Giordano International Ltd.	103,000	82,012
GOME Electrical Appliances Holdings Ltd.	432,000	102,439
Lifestyle International Holdings Ltd.	13,500	31,589
Parkson Retail Group Ltd.	27,500	32,910

		372,190

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	5,400	69,486
GCL-Poly Energy Holdings Ltd.	58,000	19,903
Semiconductor Manufacturing International Corp. *	1,822,000	96,025

		185,414

Software & Services 0.1%
Tencent Holdings Ltd.	3,000	73,255

Technology Hardware & Equipment 0.5%
AAC Technologies Holdings, Inc.	12,000	29,243
BYD Electronic International Co., Ltd. *	44,500	15,035
Digital China Holdings Ltd.	48,700	80,271
Foxconn International Holdings Ltd. *	196,000	134,762
Ju Teng International Holdings Ltd.	74,000	9,635
Kingboard Laminates Holding Ltd.	54,000	28,878
TPV Technology Ltd.	160,000	40,786
VTech Holdings Ltd.	13,000	135,448

		474,058

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	34,303
SmarTone Telecommunications Holdings Ltd.	20,000	33,830

		68,133

Transportation 0.1%
Hong Kong Aircraft Engineering Co., Ltd.	3,600	50,052
Hopewell Highway Infrastructure Ltd.	49,900	27,342

		77,394

Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	10,000	56,833
China Gas Holdings Ltd.	76,000	35,351
ENN Energy Holdings Ltd.	18,000	54,685

		146,869

		5,149,906

Ireland 0.6%

Capital Goods 0.2%
Grafton Group plc	19,439	68,385
Kingspan Group plc	8,707	81,618

		150,003

Consumer Services 0.1%
Paddy Power plc	1,293	71,788

Food, Beverage & Tobacco 0.2%
C&C Group plc	21,918	90,202
Glanbia plc	7,962	50,212
Greencore Group plc (a)	43,530	42,872

		183,286

Health Care Equipment & Services 0.0%
United Drug plc	14,210	36,299

Media 0.0%
Independent News & Media plc *	45,416	13,069

 7

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	6,544	88,814

Transportation 0.0%
Aer Lingus Group plc *	25,632	29,270

		572,529

Israel 0.9%

Banks 0.2%
Israel Discount Bank, Class A *	65,240	93,581
Mizrahi Tefahot Bank Ltd.	6,556	57,177

		150,758

Capital Goods 0.2%
Clal Industries Ltd.	5,073	24,641
Delek Group Ltd.	292	61,996
Discount Investment Corp. - Reg’d	7,234	47,512
Elbit Systems Ltd.	1,195	49,697
IDB Holding Corp., Ltd. *	1,148	12,173

		196,019

Energy 0.1%
Oil Refineries Ltd. *	160,560	94,903
Paz Oil Co., Ltd.	278	37,082

		131,985

Food & Staples Retailing 0.0%
Shufersal Ltd.	6,581	24,612

Food, Beverage & Tobacco 0.0%
Strauss Group Ltd. *	2,315	28,363

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd.	1,169	17,765
Harel Insurance Investments & Finances Service Ltd.	634	23,664
Migdal Insurance & Financial Holdings Ltd.	18,191	26,734

		68,163

Materials 0.1%
The Israel Corp., Ltd.	114	69,081

Real Estate 0.0%
Gazit-Globe Ltd.	4,109	40,990

Software & Services 0.1%
NICE Systems Ltd. *	1,889	67,753

Telecommunication Services 0.1%
Partner Communications Co., Ltd.	6,968	57,402

		835,126

Italy 2.3%

Automobiles & Components 0.1%
Brembo S.p.A.	2,675	29,094
Immsi S.p.A.	25,302	20,291
Piaggio & C. S.p.A.	14,570	38,735

		88,120

Banks 0.1%
Credito Emiliano S.p.A.	10,566	43,708

Capital Goods 0.4%
Astaldi S.p.A.	5,676	37,566
C.I.R. S.p.A. - Compagnie Industriali Riunite	53,010	84,474
Danieli S.p.A. - Officine Meccaniche Danieli & C.	1,126	28,094
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	2,943	37,827
Impregilo S.p.A.	45,661	157,009
Interpump Group S.p.A.	4,455	33,128
Maire Tecnimont S.p.A.	9,565	9,563
Trevi Finanziaria S.p.A.	2,104	16,133

		403,794

Consumer Durables & Apparel 0.3%
Benetton Group S.p.A.	13,190	69,959
De’Longhi S.p.A.	10,796	106,553
Delclima *	10,796	7,484
Geox S.p.A.	5,595	18,603
Indesit Co., S.p.A.	6,077	35,086
Safilo Group S.p.A. *	4,319	30,897
Tod’s S.p.A.	436	39,217

		307,799

Consumer Services 0.2%
Autogrill S.p.A.	9,984	109,572
Lottomatica S.p.A. *	6,960	116,740

		226,312

Diversified Financials 0.0%
Azimut Holding S.p.A.	3,783	32,220

Food & Staples Retailing 0.0%
Marr S.p.A.	2,598	26,989

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A	10,592	70,631

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	16,554	30,078

Insurance 0.2%
Mediolanum S.p.A	21,142	90,908
Milano Assicurazioni S.p.A. *	105,852	32,649
Societa Cattolica di Assicurazioni S.c.r.l.	4,236	82,053

		205,610

Materials 0.1%
Cementir Holding S.p.A.	8,284	18,519
Italmobiliare S.p.A.	3,726	64,804

		83,323

Media 0.1%
Gruppo Editoriale L’Espresso S.p.A.	15,653	21,720
Mondadori (Arnoldo) Editore S.p.A.	22,888	41,629

		63,349

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	5,841	46,325

Real Estate 0.1%
Beni Stabili S.p.A.	73,136	36,317
Prelios S.p.A *	91,666	10,718

		47,035

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	4,294	20,776

Transportation 0.2%
Alitalia S.p.A. (a)(b)	14,782	—
Ansaldo STS S.p.A.	4,553	44,227

8

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Autostrada Torino-Milano S.p.A.	5,028	46,794
Gemina S.p.A. *	52,402	43,579
Societa Iniziative Autostradali e Servizi S.p.A.	5,356	38,374

		172,974

Utilities 0.3%
ACEA S.p.A.	9,186	56,974
Edison S.p.A. (c)*	79,168	86,330
Hera S.p.A.	62,400	87,490
Iren S.p.A.	53,622	49,878

		280,672

		2,149,715

Japan 34.7%

Automobiles & Components 2.1%
Akebono Brake Industry Co., Ltd.	7,200	36,461
Calsonic Kansei Corp.	12,000	75,352
EXEDY Corp.	1,600	48,964
F.C.C. Co., Ltd.	1,300	27,613
Futaba Industrial Co., Ltd.	13,400	80,754
Kayaba Industry Co., Ltd.	10,000	53,395
Keihin Corp.	3,300	60,934
Koito Manufacturing Co., Ltd.	6,000	96,980
Mitsuba Corp.	5,000	43,277
Musashi Seimitsu Industry Co., Ltd.	2,000	46,201
NGK Spark Plug Co., Ltd.	7,000	86,569
NHK Spring Co., Ltd.	12,000	115,397
Nifco, Inc.	2,400	64,261
Nippon Seiki Co., Ltd.	3,000	35,554
Nissan Shatai Co., Ltd.	7,000	72,929
Nissin Kogyo Co., Ltd.	3,900	60,077
Press Kogyo Co., Ltd.	8,000	40,583
Riken Corp.	8,000	32,460
Sanden Corp.	12,000	39,814
Showa Corp. *	8,000	52,464
Sumitomo Rubber Industries Ltd.	12,600	150,356
Tachi-S Co., Ltd.	2,500	47,969
Takata Corp.	3,000	68,489
Tokai Rika Co., Ltd.	3,800	63,821
Tokai Rubber Industries Ltd.	3,500	40,407
Toyo Tire & Rubber Co., Ltd.	32,000	80,005
Toyoda Gosei Co., Ltd.	4,600	75,038
Toyota Boshoku Corp.	8,200	88,727
TS Tech Co., Ltd.	3,200	55,547
Unipres Corp.	1,600	50,066
Yorozu Corp.	1,600	38,604

		1,929,068

Banks 3.2%
Aichi Bank Ltd.	600	36,436
Aozora Bank Ltd.	33,000	92,038
Bank of The Ryukyus Ltd.	3,400	43,982
Kansai Urban Banking Corp.	24,000	41,038
Kiyo Holdings, Inc.	51,000	79,931
Sapporo Hokuyo Holdings, Inc.	17,600	63,514
Senshu Ikeda Holdings, Inc.	52,100	78,804
Suruga Bank Ltd.	11,000	98,038
The 77 Bank Ltd.	22,000	101,558
The Akita Bank Ltd.	10,000	30,276
The Aomori Bank Ltd.	12,000	37,750
The Awa Bank Ltd.	13,000	88,263
The Bank of Iwate Ltd.	1,200	54,924
The Bank of Nagoya Ltd.	18,000	63,293
The Bank of Okinawa Ltd.	1,300	56,372
The Daishi Bank Ltd.	26,000	87,376
The Ehime Bank Ltd.	8,000	23,605
The Eighteenth Bank Ltd.	8,000	23,551
The Fukui Bank Ltd.	11,000	35,131
The Higashi-Nippon Bank Ltd.	10,000	22,122
The Higo Bank Ltd.	14,000	81,697
The Hiroshima Bank Ltd.	30,000	141,282
The Hokkoku Bank Ltd.	21,000	83,743
The Hyakugo Bank Ltd.	21,000	89,062
The Hyakujushi Bank Ltd.	16,000	76,131
The Iyo Bank Ltd.	16,000	154,085
The Juroku Bank Ltd.	28,000	94,199
The Kagoshima Bank Ltd.	14,000	96,918
The Keiyo Bank Ltd.	10,000	49,359
The Minato Bank Ltd.	15,000	29,338
The Miyazaki Bank Ltd.	10,000	26,314
The Musashino Bank Ltd.	2,200	74,204
The Nanto Bank Ltd.	17,000	92,778
The Nishi-Nippon City Bank Ltd.	43,000	126,269
The Ogaki Kyoritsu Bank Ltd.	25,000	83,564
The Oita Bank Ltd.	9,000	26,771
The San-in Godo Bank Ltd.	14,000	105,963
The Shiga Bank Ltd.	16,000	108,325
The Shikoku Bank Ltd.	8,000	31,837
The Tochigi Bank Ltd.	5,000	18,168
The Toho Bank Ltd.	14,000	45,421
The Tokyo Tomin Bank Ltd.	3,600	46,439
The Yachiyo Bank Ltd.	1,000	24,130
The Yamagata Bank Ltd.	8,000	40,778
The Yamanashi Chuo Bank Ltd.	11,000	49,979
Tsukuba Bank Ltd.	7,400	27,028

		2,981,784

Capital Goods 6.4%
Aica Kogyo Co., Ltd.	3,500	49,050
Amano Corp.	5,500	49,524
Bando Chemical Industries Ltd.	8,000	30,423
Central Glass Co., Ltd.	18,000	87,431
Chiyoda Corp.	13,000	151,947
Chudenko Corp.	2,900	31,972
CKD Corp.	3,000	23,237
Comsys Holdings Corp.	10,600	118,724
Daifuku Co., Ltd.	10,000	56,545
Daihen Corp.	8,000	31,847
Ebara Corp.	22,000	85,834
Fujitec Co., Ltd.	7,000	47,032
Furukawa Co., Ltd. *	40,000	37,911
Futaba Corp.	3,000	49,634
Glory Ltd.	3,500	76,197
GS Yuasa Corp.	12,000	70,912
Hino Motors Ltd.	28,000	180,166
Hitachi Cable Ltd. *	23,000	52,674
Hitachi Construction Machinery Co., Ltd. (c)	5,800	114,949
Hitachi Koki Co., Ltd.	3,600	28,968
Hitachi Zosen Corp.	64,000	93,449
Hoshizaki Electric Co., Ltd.	3,900	90,036
Inaba Denki Sangyo Co., Ltd.	2,800	82,721
Inabata & Co., Ltd.	10,400	66,051

 9

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Iseki & Co., Ltd. *	13,000	29,737
Iwatani Corp.	17,000	58,916
JFE Shoji Holdings, Inc.	30,000	135,799
Kandenko Co., Ltd.	10,000	52,367
Keihan Electric Railway Co., Ltd.	27,000	134,250
Kitz Corp.	10,000	46,057
Komori Corp.	6,200	40,447
Kumagai Gumi Co., Ltd. *	37,000	41,761
Kurita Water Industries Ltd.	4,400	119,862
Kuroda Electric Co., Ltd.	3,400	36,404
Kyowa Exeo Corp.	9,200	92,269
Kyudenko Corp.	5,000	31,542
Mabuchi Motor Co., Ltd.	1,800	77,354
Maeda Corp.	32,000	132,641
Maeda Road Construction Co., Ltd.	9,000	109,053
Makino Milling Machine Co., Ltd.	5,000	34,873
Max Co., Ltd.	3,000	37,685
Meidensha Corp.	11,000	39,073
Misumi Group, Inc.	1,600	37,381
Mitsuboshi Belting Ltd.	6,000	32,094
Miura Co., Ltd.	1,700	48,423
Mori Seiki Co., Ltd.	6,200	60,277
Nabtesco Corp.	1,000	21,328
Nachi-Fujikoshi Corp.	10,000	49,829
Nagase & Co., Ltd.	9,000	104,472
Namura Shipbuilding Co., Ltd.	5,400	21,624
NEC Networks & System Integration Corp.	2,600	37,999
Nichias Corp.	7,000	39,962
Nippo Corp.	11,000	122,881
Nippon Densetsu Kogyo Co., Ltd.	5,000	51,173
Nippon Steel Trading Co., Ltd.	8,000	23,565
Nippon Thompson Co., Ltd.	4,000	23,835
Nishimatsu Construction Co., Ltd.	65,000	143,617
Nisshinbo Holdings, Inc.	11,000	110,612
Nitto Boseki Co., Ltd.	15,000	51,286
Noritake Co., Ltd.	6,000	18,594
Noritz Corp.	3,700	65,736
Oiles Corp.	1,600	32,346
Okuma Corp.	7,000	50,839
Okumura Corp.	16,000	69,713
OSG Corp.	3,200	47,976
Penta-Ocean Construction Co., Ltd.	37,000	132,934
Ryobi Ltd.	15,000	57,043
Sanki Engineering Co., Ltd.	9,000	48,873
Sankyo-Tateyama Holdings, Inc. *	47,000	88,462
Sanwa Holdings Corp.	25,000	81,710
Sekisui Jushi Corp.	4,000	40,723
Shima Seiki Mfg., Ltd.	1,700	30,769
ShinMaywa Industries Ltd.	11,000	53,020
Sintokogio Ltd.	3,500	32,771
Sumikin Bussan Corp.	14,000	39,491
Swcc Showa Holdings Co., Ltd. *	32,000	33,682
Tadano Ltd.	10,000	68,625
Taihei Dengyo Kaisha Ltd.	4,000	31,998
Taikisha Ltd.	2,800	62,785
Takara Standard Co., Ltd.	6,000	48,224
Takasago Thermal Engineering Co., Ltd.	7,000	58,211
Tekken Corp.	30,000	46,140
The Japan Steel Works Ltd.	10,000	81,009
The Nippon Signal Co., Ltd.	3,800	23,905
THK Co., Ltd.	5,100	109,921
Tobishima Corp. *	26,100	42,430
Toda Corp.	24,000	95,568
Toshiba Machine Co., Ltd.	4,000	22,071
Toshiba Plant Systems & Services Corp.	2,000	22,612
Toyo Construction Co., Ltd.	46,000	50,178
Toyo Engineering Corp.	12,000	50,442
Trusco Nakayama Corp.	1,800	36,461
Tsubakimoto Chain Co.	10,000	58,391
Ushio, Inc.	4,200	61,394
Yamazen Corp.	7,100	55,349
Yuasa Trading Co., Ltd.	28,000	46,068

		5,934,146

Commercial & Professional Supplies 0.5%
Duskin Co., Ltd.	5,500	108,872
Kokuyo Co., Ltd.	12,200	87,545
Meitec Corp.	2,400	48,140
Nissha Printing Co., Ltd.	2,200	29,299
Okamura Corp.	7,000	52,016
Park24 Co., Ltd.	5,100	65,682
Sohgo Security Services Co., Ltd.	5,700	63,656
Toppan Forms Co., Ltd.	3,500	28,236

		483,446

Consumer Durables & Apparel 1.5%
Alpine Electronics, Inc.	3,300	41,680
Asics Corp.	6,000	68,202
Chofu Seisakusho Co., Ltd.	1,600	40,876
Foster Electric Co., Ltd.	1,200	15,902
Funai Electric Co., Ltd.	1,200	28,508
Gunze Ltd.	15,000	46,187
Heiwa Corp.	1,900	34,209
JVC KENWOOD Holdings, Inc. *	10,960	45,249
Kurabo Industries Ltd.	25,000	50,602
Mizuno Corp.	8,000	43,311
Onward Holdings Co., Ltd.	13,000	105,530
PanaHome Corp.	7,000	50,865
Pioneer Corp. *	24,400	116,884
Rinnai Corp.	1,500	104,337
Sangetsu Co., Ltd.	2,700	74,915
Sanyo Shokai Ltd.	7,000	17,477
Seiko Holdings Corp.	12,000	25,735
Seiren Co., Ltd.	4,000	23,601
Shimano, Inc.	2,400	118,748
Tamron Co., Ltd.	1,400	37,672
The Japan Wool Textile Co., Ltd.	5,000	37,592
Tomy Co., Ltd.	5,300	38,236
Toyobo Co., Ltd.	74,000	108,768
TSI Holdings Co., Ltd. *	7,000	35,313
Unitika Ltd. *	47,000	28,386
Wacoal Holdings Corp.	7,000	91,615

		1,430,400

Consumer Services 0.7%
Accordia Golf Co., Ltd.	56	43,362
Doutor Nichires Holdings Co., Ltd.	4,200	58,982
H.I.S. Co., Ltd.	1,900	55,017
MOS Food Services, Inc.	1,600	32,489
Oriental Land Co., Ltd.	1,600	170,249
Resorttrust, Inc.	3,100	49,158
Round One Corp.	6,000	37,062

10

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Saizeriya Co., Ltd.	2,400	38,135
Tokyo Dome Corp. *	19,000	51,897
Yoshinoya Holdings Co., Ltd.	25	35,563
Zensho Co., Ltd.	4,100	55,676

		627,590

Diversified Financials 1.0%
Acom Co., Ltd. *	7,400	133,818
Aeon Credit Service Co., Ltd.	6,500	99,738
Century Tokyo Leasing Corp.	2,000	40,921
Fuyo General Lease Co., Ltd.	1,400	51,500
Hitachi Capital Corp.	3,800	57,360
IBJ Leasing Co., Ltd.	1,600	40,198
Jaccs Co., Ltd.	24,000	77,474
JAFCO Co., Ltd.	1,300	25,756
Japan Securities Finance Co., Ltd.	5,700	29,351
Marusan Securities Co., Ltd.	5,200	18,240
Matsui Securities Co., Ltd.	4,800	26,084
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	100,675
Monex Group, Inc.	129	20,686
Okasan Securities Group, Inc.	8,000	26,851
Orient Corp. *	60,500	59,878
Ricoh Leasing	1,100	26,135
Tokai Tokyo Financial Holdings, Inc.	18,000	54,841

		889,506

Energy 0.3%
AOC Holdings, Inc.	8,800	60,611
Itohchu Enex Co., Ltd.	7,100	42,023
Japan Petroleum Exploration Co.	2,300	102,012
San-Ai Oil Co., Ltd.	6,000	28,445
Shinko Plantech Co., Ltd.	2,600	21,457

		254,548

Food & Staples Retailing 0.9%
Arcs Co., Ltd.	2,300	44,946
Cawachi Ltd.	1,900	40,463
Circle K Sunkus Co., Ltd.	4,300	74,336
cocokara fine, Inc.	2,800	73,629
FamilyMart Co., Ltd.	4,100	166,321
Heiwado Co., Ltd.	3,400	44,839
Izumiya Co., Ltd.	6,000	30,338
Kato Sangyo Co., Ltd.	2,400	48,537
Matsumotokiyoshi Holdings Co., Ltd.	4,800	98,541
Ministop Co., Ltd.	1,700	31,634
Okuwa Co., Ltd.	3,000	42,555
Sugi Holdings Co., Ltd.	1,500	41,896
Tsuruha Holdings, Inc.	700	37,619
Valor Co., Ltd.	3,200	51,571
Yokohama Reito Co., Ltd.	5,000	40,066

		867,291

Food, Beverage & Tobacco 2.7%
Coca-Cola Central Japan Co., Ltd.	2,700	36,089
Coca-Cola West Co., Ltd.	5,300	91,292
Ezaki Glico Co., Ltd.	8,000	90,415
Fuji Oil Co., Ltd.	5,300	74,440
Hokuto Corp.	1,600	35,353
House Foods Corp.	4,000	74,582
Ito En Ltd.	5,400	91,953
Itoham Foods, Inc.	18,000	71,943
J-Oil Mills, Inc.	9,000	26,392
Kagome Co., Ltd.	4,600	92,384
Kewpie Corp.	11,600	172,033
Kikkoman Corp.	13,000	151,069
Kyokuyo Co., Ltd.	12,000	29,177
Marudai Food Co., Ltd.	12,000	43,684
Maruha Nichiro Holdings, Inc.	78,000	149,915
Megmilk Snow Brand Co., Ltd.	6,600	130,435
Mikuni Coca-Cola Bottling Co., Ltd.	4,800	42,878
Mitsui Sugar Co., Ltd.	8,000	27,496
Morinaga & Co., Ltd.	15,000	36,059
Morinaga Milk Industry Co., Ltd.	28,000	111,661
Nichirei Corp.	27,000	132,792
Nippon Flour Mills Co., Ltd.	15,000	68,678
Nippon Suisan Kaisha Ltd.	34,500	123,330
Sakata Seed Corp.	2,000	28,357
Sapporo Holdings Ltd.	27,000	104,451
Takara Holdings, Inc.	12,000	78,177
The Nisshin Oillio Group Ltd.	17,000	72,880
Toyo Suisan Kaisha Ltd.	5,000	123,308
Yamazaki Baking Co., Ltd.	12,000	159,135

		2,470,358

Health Care Equipment & Services 0.5%
Hogy Medical Co., Ltd.	600	25,634
Miraca Holdings, Inc.	2,000	75,042
Nihon Kohden Corp.	2,100	49,942
Nikkiso Co., Ltd.	4,000	35,814
Nipro Corp.	6,000	53,634
Toho Holdings Co., Ltd.	12,200	199,431
Vital KSK Holdings, Inc.	7,200	60,299

		499,796

Household & Personal Products 0.5%
Fancl Corp.	3,600	49,042
Kobayashi Pharmaceutical Co., Ltd.	1,000	51,495
Kose Corp.	1,500	37,065
Lion Corp.	18,000	108,442
Mandom Corp.	1,200	31,350
Unicharm Corp.	2,500	131,514
Unihair Co., Ltd. *	3,600	43,446

		452,354

Insurance 0.1%
Sony Financial Holdings, Inc.	5,166	86,125

Materials 4.0%
Adeka Corp.	7,100	70,738
Aichi Steel Corp.	6,000	32,874
Air Water, Inc.	11,000	145,146
Chugoku Marine Paints Ltd.	2,000	12,736
Daido Steel Co., Ltd.	23,000	150,982
Daio Paper Corp.	10,000	66,838
Earth Chemical Co., Ltd.	1,000	37,636
FP Corp.	900	60,143
Furukawa-Sky Aluminum Corp.	10,000	26,979
Godo Steel Ltd.	26,000	69,196
Hitachi Chemical Co., Ltd.	6,800	120,075
Hitachi Metals Ltd.	8,000	91,995
Hokuetsu Kishu Paper Co., Ltd.	10,000	68,812
Ishihara Sangyo Kaisha Ltd. *	36,000	43,614
Kaneka Corp.	18,000	100,880
Kansai Paint Co., Ltd.	11,000	104,072
Kureha Corp.	12,000	57,994
Kyoei Steel Ltd.	3,200	57,842
Lintec Corp.	2,100	40,121

 11

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Maruichi Steel Tube Ltd.	4,500	105,176
Mitsubishi Paper Mills Ltd. *	52,000	52,688
Mitsubishi Steel Mfg. Co., Ltd.	10,000	31,042
Nihon Parkerizing Co., Ltd.	2,000	26,523
Nihon Yamamura Glass Co., Ltd.	8,000	21,783
Nippon Coke & Engineering Co., Ltd.	12,500	18,575
Nippon Denko Co., Ltd.	4,000	19,423
Nippon Kayaku Co., Ltd.	8,000	77,037
Nippon Light Metal Co., Ltd.	60,000	79,771
Nippon Metal Industry Co., Ltd. *	22,000	21,123
Nippon Paint Co., Ltd.	11,000	81,342
Nippon Shokubai Co., Ltd.	10,000	113,001
Nippon Soda Co., Ltd.	10,000	49,446
Nippon Yakin Kogyo Co., Ltd. *	15,500	26,348
Nissan Chemical Industries Ltd.	11,000	110,112
Nittetsu Mining Co., Ltd.	5,000	22,778
Nof Corp.	12,000	61,097
Pacific Metals Co., Ltd.	9,000	50,638
Rengo Co., Ltd.	22,000	156,437
Sakai Chemical Industry Co., Ltd.	6,000	24,047
Sanyo Chemical Industries Ltd.	4,000	26,710
Sanyo Special Steel Co., Ltd.	9,000	50,659
Shin-Etsu Polymer Co., Ltd.	4,200	19,358
Sumitomo Bakelite Co., Ltd.	15,000	87,522
Sumitomo Light Metal Industries Ltd. *	47,000	46,989
Sumitomo Osaka Cement Co., Ltd.	45,000	139,307
Takasago International Corp.	4,000	19,202
Toagosei Co., Ltd.	15,000	62,965
Toho Zinc Co., Ltd.	7,000	28,903
Tokai Carbon Co., Ltd.	10,000	54,579
Tokuyama Corp.	27,000	93,355
Tokyo Ohka Kogyo Co., Ltd.	2,600	56,930
Tokyo Steel Manufacturing Co., Ltd.	12,100	91,184
Topy Industries Ltd.	25,000	69,042
Toyo Ink Mfg. Co., Ltd.	12,000	47,776
Yamato Kogyo Co., Ltd.	3,000	94,482
Yodogawa Steel Works Ltd.	17,000	78,608
Zeon Corp.	10,000	88,016

		3,662,647

Media 0.7%
Asatsu-DK, Inc.	3,200	89,314
Fuji Media Holdings, Inc.	44	68,174
Kadokawa Group Holdings, Inc. (c)	1,900	61,126
Nippon Television Network Corp.	320	49,589
Shochiku Co., Ltd.	6,000	61,746
SKY Perfect JSAT Holdings, Inc.	81	41,921
Toei Co., Ltd.	9,000	42,962
Toho Co., Ltd.	7,800	135,856
Tokyo Broadcasting System Holdings, Inc.	3,000	40,450
TV Asahi Corp.	17	29,842

		620,980

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Dainippon Sumitomo Pharma Co., Ltd.	10,400	120,208
Hisamitsu Pharmaceutical Co., Inc.	1,700	73,758
Kaken Pharmaceutical Co., Ltd.	4,000	52,782
Kissei Pharmaceutical Co., Ltd.	3,000	62,114
Kyorin Co., Ltd.	4,000	69,642
Kyowa Hakko Kirin Co., Ltd.	16,000	197,538
Mitsubishi Tanabe Pharma Corp.	7,000	98,925
Mochida Pharmaceutical Co., Ltd.	5,000	56,745
Rohto Pharmaceutical Co., Ltd.	5,000	61,115
Santen Pharmaceutical Co., Ltd.	2,600	106,746
Tsumura & Co.	1,900	56,743

		956,316

Real Estate 0.8%
Aeon Mall Co., Ltd.	2,600	57,717
Daibiru Corp.	3,500	23,477
Daikyo, Inc. *	26,000	58,183
Goldcrest Co., Ltd.	1,060	18,374
Heiwa Real Estate Co., Ltd.	15,000	34,884
Hulic Co., Ltd.	4,000	47,790
Kenedix, Inc. *	170	22,501
Leopalace21 Corp. (c)*	88,800	196,177
Nomura Real Estate Holdings, Inc.	5,000	77,853
NTT Urban Development Corp.	58	42,582
Shoei Co., Ltd.	2,800	12,873
TOC Co., Ltd.	6,400	32,121
Tokyo Tatemono Co., Ltd. *	31,000	113,644

		738,176

Retailing 2.5%
Alpen Co., Ltd.	1,800	34,840
AOKI Holdings, Inc.	2,400	38,760
Aoyama Trading Co., Ltd.	6,900	123,898
Autobacs Seven Co., Ltd.	2,500	115,717
Best Denki Co., Ltd. *	11,500	29,340
Bic Camera, Inc.	113	65,320
Canon Marketing Japan, Inc.	11,200	137,336
Chiyoda Co., Ltd.	2,900	54,607
DCM Holdings Co., Ltd.	9,600	75,638
Don Quijote Co., Ltd.	2,900	108,006
Fuji Co., Ltd.	1,700	40,957
Geo Corp.	45	48,992
H2O Retailing Corp.	12,000	94,192
Hikari Tsushin, Inc.	1,600	41,570
Izumi Co., Ltd.	6,000	106,271
Joshin Denki Co., Ltd.	4,000	44,916
K’s Holdings Corp.	3,640	127,563
Kohnan Shoji Co., Ltd.	3,300	51,380
Kojima Co., Ltd.	7,400	49,978
Komeri Co., Ltd.	3,600	110,790
Nissen Holdings Co., Ltd.	4,800	22,020
Nitori Holdings Co., Ltd.	750	68,975
Paltac Corp.	4,200	54,893
Parco Co., Ltd.	5,000	41,084
Ryohin Keikaku Co., Ltd.	2,000	99,900
Shimachu Co., Ltd.	3,800	90,534
Shimamura Co., Ltd.	1,100	113,845
T-Gaia Corp.	16	30,342
The Daiei, Inc. *	32,800	117,782
USS Co., Ltd.	1,040	99,476
Xebio Co., Ltd.	1,900	46,897

		2,285,819

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	5,500	63,294
Dainippon Screen Manufacturing Co., Ltd	7,000	58,974
Disco Corp.	500	27,059
Sanken Electric Co., Ltd.	9,000	32,063
Shinko Electric Industries Co., Ltd.	5,500	40,803
Sumco Corp. *	6,600	56,634

12

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Seimitsu Co., Ltd.	1,800	36,241
UKC Holdings Corp.	2,400	25,251
ULVAC, Inc. *	3,100	41,513

		381,832

Software & Services 1.4%
Capcom Co., Ltd.	2,300	51,112
eAccess Ltd.	82	18,696
Fuji Soft, Inc.	4,500	87,546
IT Holdings Corp.	11,000	135,642
Itochu Techno-Solutions Corp.	1,900	88,188
Konami Corp.	7,100	188,234
Net One Systems Co., Ltd.	26	66,300
Nihon Unisys Ltd.	7,600	49,176
NSD Co., Ltd.	2,600	22,679
OBIC Co., Ltd.	220	42,663
Oracle Corp., Japan	1,000	35,042
Otsuka Corp.	1,000	71,762
Square Enix Holdings Co., Ltd.	3,000	60,591
Sumisho Computer Systems Corp.	4,976	83,595
Transcosmos, Inc.	3,800	50,392
Trend Micro, Inc.	4,500	143,114
Yahoo Japan Corp.	268	82,002

		1,276,734

Technology Hardware & Equipment 2.2%
Anritsu Corp.	4,000	47,787
Canon Electronics, Inc.	1,000	25,516
Citizen Holdings Co., Ltd.	21,000	127,708
Cmk Corp. *	5,100	18,434
Daiwabo Holdings Co., Ltd.	22,000	55,102
Denki Kogyo Co., Ltd.	6,000	28,834
Hamamatsu Photonics K.K.	2,200	79,253
Hirose Electric Co., Ltd.	1,100	105,875
Hitachi High-Technologies Corp.	3,800	83,545
Hitachi Kokusai Electric, Inc.	6,000	52,401
Horiba Ltd.	1,700	54,379
Hosiden Corp.	10,700	78,525
Japan Aviation Electronics Industry Ltd.	4,000	31,790
Japan Radio Co., Ltd.	11,000	31,130
Kaga Electronics Co., Ltd.	2,100	23,496
Mitsumi Electric Co., Ltd.	9,100	74,544
Nichicon Corp.	3,500	34,832
Nippon Chemi-Con Corp.	6,000	20,874
Oki Electric Industry Co., Ltd. *	143,000	137,452
Riso Kagaku Corp.	2,200	33,527
Ryoden Trading Co., Ltd.	4,000	24,989
Ryosan Co., Ltd.	4,500	99,544
Ryoyo Electro Corp.	3,800	44,035
Sanshin Electronics Co., Ltd.	3,600	30,527
Shimadzu Corp.	12,000	104,860
SMK Corp.	6,000	19,898
Star Micronics Co., Ltd.	3,300	31,819
Taiyo Yuden Co., Ltd.	8,000	72,293
Toshiba Tec Corp.	14,000	53,781
Uniden Corp.	8,000	30,821
Yamatake Corp.	4,100	90,322
Yaskawa Electric Corp.	9,000	79,554
Yokogawa Electric Corp. *	17,300	171,190

		1,998,637

Transportation 1.2%
Fukuyama Transporting Co., Ltd.	10,000	58,905
Hitachi Transport System Ltd.	2,800	47,711
Iino Kaiun Kaisha Ltd.	5,300	25,528
Japan Airport Terminal Co., Ltd.	4,300	59,671
Kamigumi Co., Ltd.	14,000	123,494
Keikyu Corp.	19,000	174,532
Keisei Electric Railway Co., Ltd.	17,000	128,286
Mitsubishi Logistics Corp.	8,000	92,428
Mitsui-Soko Co., Ltd.	9,000	35,667
Nippon Konpo Unyu Soko Co., Ltd.	4,000	42,099
Nishi-Nippon Railroad Co., Ltd.	18,000	89,721
Sankyu, Inc.	24,000	92,602
Senko Co., Ltd.	10,000	40,851
Sotetsu Holdings, Inc.	26,000	84,010
The Sumitomo Warehouse Co., Ltd.	11,000	54,065

		1,149,570

Utilities 0.1%
Saibu Gas Co., Ltd.	11,000	30,916
The Okinawa Electric Power Co., Inc.	1,800	76,412

		107,328

		32,084,451

Netherlands 1.2%

Capital Goods 0.4%
Aalberts Industries N.V.	5,749	107,964
Arcadis N.V.	3,108	60,094
Grontmij N.V. CVA	1,804	12,082
Heijmans N.V., CVA	4,043	47,987
Wavin N.V. *	7,121	85,504

		313,631

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,978	61,516
TomTom N.V. *	5,312	24,028

		85,544

Diversified Financials 0.0%
BinckBank N.V.	3,166	34,185

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	1,693	47,785

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	20,592	74,793

Health Care Equipment & Services 0.1%
Mediq N.V.	6,195	98,637

Insurance 0.0%
Brit Insurance Holdings N.V. (a)(b)	571	9,628

Materials 0.0%
AMG Advanced Metallurgical Group N.V. *	1,811	20,909

Real Estate 0.2%
Eurocommercial Properties N.V.	2,188	75,802
Nieuwe Steen Investments N.V.	3,394	41,762
VastNed Retail N.V.	1,660	73,970

		191,534

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	1,723	57,055

Software & Services 0.0%
Ordina N.V. *	6,672	9,108

 13

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unit 4 N.V.	838	19,616

		28,724

Technology Hardware & Equipment 0.0%
TKH Group N.V. CVA	1,361	31,160

Transportation 0.1%
Koninklijke Vopak N.V.	1,574	85,707

		1,079,292

New Zealand 0.6%

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	39,711	115,528

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	22,004	38,601

Materials 0.0%
Nuplex Industries Ltd.	13,191	27,067

Media 0.1%
Sky Network Television Ltd.	11,134	47,986

Real Estate 0.1%
AMP NZ Office Ltd.	47,986	34,075
Goodman Property Trust	42,514	35,797
Kiwi Income Property Trust	56,677	48,849

		118,721

Transportation 0.1%
Air New Zealand Ltd.	19,504	14,641
Auckland International Airport Ltd.	49,148	99,479

		114,120

Utilities 0.1%
Contact Energy Ltd. *	15,732	62,059
Infratil Ltd.	26,600	41,135

		103,194

		565,217

Norway 1.0%

Banks 0.0%
Sparebanken 1 SMN	4,864	31,586

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	5,611	41,065

Energy 0.5%
BW Offshore Ltd.	14,860	22,468
DNO International A.S.A. *	15,220	21,150
Dockwise Ltd. *	1,460	24,615
Fred. Olsen Energy A.S.A.	1,630	61,565
Norwegian Energy Co., A.S.A. *	12,738	12,941
Prosafe SE	12,743	99,129
Songa Offshore SE *	10,000	38,741
Subsea 7 S.A. *	5,211	105,632
TGS Nopec Geophysical Co., A.S.A.	3,116	78,288

		464,529

Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	3,590	15,677
Cermaq A.S.A. *	3,772	52,029
Marine Harvest	121,140	65,848

		133,554

Media 0.1%
Schibsted A.S.A.	3,350	95,850

Real Estate 0.0%
Norwegian Property A.S.A.	22,454	32,373

Semiconductors & Semiconductor Equipment 0.0%
Renewable Energy Corp. A.S.A. (c)*	26,400	19,708

Software & Services 0.1%
Atea A.S.A.	5,815	56,804

Transportation 0.1%
Golden Ocean Group Ltd.	48,950	40,025
Stolt-Nielsen Ltd.	2,256	48,628

		88,653

		964,122

Portugal 0.7%

Banks 0.1%
Banco BPI S.A. - Reg’d (c)*	55,350	34,888
Banco Espirito Santo, S.A.	35,500	58,738
Banif, SGPS, S.A. - Reg’d *	20,346	7,737

		101,363

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	18,535	25,156

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A. *	7,754	129,554

Materials 0.2%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	15,570	104,977
Portucel-Empresa Produtora de Pasta e Papel, S.A. *	16,559	39,221
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A. *	5,699	39,310
Sonae Industria-SGPS, S.A. *	12,033	9,855

		193,363

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	20,882	67,224

Telecommunication Services 0.0%
Sonaecom, SGPS, S.A.	16,207	25,434

Utilities 0.1%
EDP Renovaveis S.A. *	18,810	108,366

		650,460

Republic of Korea 7.7%

Automobiles & Components 0.2%
Halla Climate Control Corp. *	2,910	55,377
S&T Daewoo Co., Ltd. *	1,220	32,976
Ssangyong Motor Co. *	10,960	72,162

		160,515

Banks 0.0%
Jeonbuk Bank	5,375	23,817

Capital Goods 1.6%
CJ Corp. *	2,430	167,429
Daewoo Engineering & Construction Co., Ltd. *	8,190	86,317

14

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daewoo International Corp.	2,980	79,930
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	4,430	109,620
Dongbu Corp. *	4,340	19,179
Doosan Engineering & Construction Co., Ltd. *	7,960	24,530
Doosan Infracore Co., Ltd. *	4,270	72,069
Hanjin Heavy Industries & Construction Co., Ltd. *	4,271	79,156
Hanjin Heavy Industries & Construction Holdings Co., Ltd. *	12,570	90,218
KCC Corp.	500	134,662
Keangnam Enterprises Ltd. *	3,980	31,603
Kolon Engineering & Construction Co., Ltd. *	8,210	38,711
Kyeryong Construction Industrial Co., Ltd. *	2,530	31,372
LG Hausys Ltd.	606	44,908
Samsung Engineering Co., Ltd.	714	135,987
Samsung Techwin Co., Ltd.	1,713	86,146
SK Networks Co., Ltd. *	14,140	138,272
STX Engine Co., Ltd. *	2,180	31,982
Taeyoung Engineering & Construction *	8,740	44,562
Taihan Electric Wire Co., Ltd. *	19,447	53,595

		1,500,248

Commercial & Professional Supplies 0.1%
S1 Corp.	1,267	64,234

Consumer Durables & Apparel 0.3%
Handsome Co., Ltd. *	1,830	54,862
LG Fashion Corp. *	1,560	63,203
Woongjin Coway Co., Ltd. *	3,970	143,804

		261,869

Consumer Services 0.1%
Hotel Shilla Co., Ltd.	1,620	63,746

Diversified Financials 0.8%
Daewoo Securities Co., Ltd.	7,720	90,316
Daishin Securities Co., Ltd.	5,430	57,758
Hanwha Securities Co., Ltd.	4,260	20,650
Hyundai Securities Co., Ltd.	12,580	119,085
Korea Investment Holdings Co., Ltd.	3,500	126,893
Meritz Finance Holdings Co., Ltd. *	5,795	14,650
Mirae Asset Securities Co., Ltd.	987	33,036
Samsung Card Co., Ltd.	2,040	78,694
Tong Yang Securities, Inc.	21,200	115,821
Woori Investment & Securities Co., Ltd.	8,220	97,032

		753,935

Energy 0.1%
SK Gas Co., Ltd. *	976	62,624

Food, Beverage & Tobacco 0.9%
CJ CheilJedang Corp. *	666	182,531
Daesang Corp. *	5,870	76,934
Hite Jinro Co., Ltd. *	550	12,244
Lotte Chilsung Beverage Co., Ltd. *	82	93,107
Lotte Confectionery Co., Ltd. *	64	96,962
Namyang Dairy Products Co., Ltd. *	50	38,234
NongShim Co., Ltd. *	413	87,061
Orion Corp. *	181	110,209
Ottogi Corp. *	318	45,271
Samyang Corp. *	493	22,601
Samyang Holding Corp. *	666	52,817

		817,971

Household & Personal Products 0.3%
Amorepacific Corp. *	91	81,089
Amorepacific Group *	603	138,215
LG Household & Health Care Ltd.	192	81,674

		300,978

Insurance 0.5%
Hanwha General Insurance Co., Ltd. *	4,960	33,567
Hyundai Marine & Fire Insurance Co., Ltd.	6,320	185,444
Korean Reinsurance Co.	8,655	110,614
LIG Insurance Co., Ltd.	5,530	119,221
Meritz Fire & Marine Insurance Co., Ltd.	7,404	77,445

		526,291

Materials 1.4%
Dongbu HiTek Co., Ltd. *	3,530	29,140
Dongbu Steel Co., Ltd. *	9,440	55,390
Hanil Cement Co., Ltd. *	594	24,747
Hansol Paper Co., Ltd. *	11,040	86,966
Hanwha Chemical Corp. *	4,140	106,331
Hyundai Hysco *	1,740	60,878
Kisco Corp. *	1,130	25,933
Kolon Corp. *	1,270	24,944
Korea Zinc Co., Ltd. *	492	167,556
OCI Co., Ltd. *	472	109,629
Poongsan Corp. *	1,840	51,500
Samsung Fine Chemicals Co., Ltd.	680	37,217
Seah Besteel Corp. *	2,140	95,672
SK Chemicals Co., Ltd.	2,823	162,080
SKC Co., Ltd. *	860	36,871
Ssangyong Cement Industrial Co., Ltd. *	5,730	23,695
Taekwang Industrial Co., Ltd. *	113	132,671
Tong Yang Major Corp. *	15,280	15,021
Young Poong Corp. *	45	50,875

		1,297,116

Media 0.1%
Cheil Worldwide, Inc. *	3,693	57,184
Woongjin Thinkbig Co., Ltd. *	2,340	32,493

		89,677

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd. *	488	41,350
Yuhan Corp. *	378	45,240

		86,590

Retailing 0.1%
CJ O Shopping Co., Ltd. *	149	36,744
Daewoo Motor Sales Corp. (a)(b)*	50,660	53,666

		90,410

Software & Services 0.2%
NCSoft Corp. *	150	39,315
NHN Corp. *	689	129,889

		169,204

Technology Hardware & Equipment 0.1%
Daeduck Electronics Co., Ltd. *	3,720	36,377

 15

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LG Innotek *	390	31,206

		67,583

Telecommunication Services 0.2%
LG Uplus Corp.	24,130	135,571
SK Broadband Co., Ltd. *	17,993	53,764

		189,335

Transportation 0.5%
Asiana Airlines *	6,810	44,743
Hanjin Shipping Co., Ltd. *	2,280	27,371
Hanjin Shipping Holdings Co., Ltd. *	9,940	75,498
Hanjin Transportation Co., Ltd. *	1,530	31,963
Hyundai Merchant Marine Co., Ltd. *	5,360	137,569
Korea Express Co., Ltd. *	686	54,193
Korea Line Corp. *	1,166	31,492
STX Pan Ocean Co., Ltd. *	16,760	106,779

		509,608

Utilities 0.1%
Samchully Co., Ltd. *	699	56,270

		7,092,021

Singapore 1.9%

Capital Goods 0.1%
Cosco Corp., Ltd.	32,431	30,311
SembCorp Marine Ltd.	23,096	90,799
Yangzijiang Shipbuilding Holdings Ltd.	31,000	27,123

		148,233

Consumer Services 0.1%
Genting Singapore plc *	42,000	54,220
Raffles Education Corp., Ltd.	48,666	17,951

		72,171

Diversified Financials 0.1%
Singapore Exchange Ltd.	23,000	118,504

Energy 0.1%
Ezra Holdings Ltd. *	22,000	18,306
Straits Asia Resources Ltd.	20,000	37,223

		55,529

Food & Staples Retailing 0.1%
Olam International Ltd.	67,704	139,292

Real Estate 0.9%
Ascendas REIT	82,000	121,452
Ascott Residence Trust	52,000	40,902
CapitaCommercial Trust	109,302	93,156
CDL Hospitality Trusts	18,000	25,363
Fortune REIT	52,000	26,475
Frasers Commercial Trust	62,000	37,903
Keppel Land Ltd.	32,000	72,206
Lippo-Mapletree Indonesia Retail Trust	89,000	26,808
Mapletree Logistics Trust	63,000	43,549
Suntec Real Estate Investment Trust	119,000	106,156
UOL Group Ltd.	36,000	131,397
Wing Tai Holdings Ltd.	51,000	49,817
Yanlord Land Group Ltd.	30,000	27,334

		802,518

Telecommunication Services 0.2%
M1 Ltd.	28,000	53,830
StarHub Ltd.	42,000	94,404

		148,234

Transportation 0.3%
Neptune Orient Lines Ltd.	84,000	86,631
SATS Ltd.	47,749	86,824
SIA Engineering Co., Ltd.	11,205	30,893
Singapore Post Ltd.	77,000	59,632
SMRT Corp., Ltd.	33,000	45,671

		309,651

		1,794,132

Spain 1.4%

Banks 0.1%
Banco de Valencia S.A. *	14,861	8,941
Banco Espanol de Credito S.A.	11,766	60,067
Caja de Ahorros del Mediterraneo (a)	5,382	7,066

		76,074

Capital Goods 0.2%
Abengoa S.A.	3,531	74,726
Construcciones y Auxiliar de Ferrocarriles S.A.	151	78,708
Zardoya Otis S.A.	7,696	109,898

		263,332

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	1,258	58,095

Consumer Services 0.1%
Melia Hotels International S.A.	4,537	26,824
NH Hoteles S.A. *	19,859	64,808

		91,632

Diversified Financials 0.2%
Bolsas y Mercados Espanoles	4,695	128,334
Corporacion Financiera Alba S.A.	1,240	51,463

		179,797

Energy 0.0%
Tecnicas Reunidas S.A.	1,041	37,847

Food, Beverage & Tobacco 0.1%
Pescanova S.A.	839	28,934
Viscofan S.A.	1,418	54,723

		83,657

Insurance 0.1%
Grupo Catalana Occidente S.A.	4,296	77,150

Materials 0.1%
Grupo Empresarial Ence S.A.	12,595	30,952
Tubacex S.A. *	9,984	28,774

		59,726

Media 0.1%
Antena 3 de Television S.A.	6,253	39,503
Mediaset Espana Comunicacion S.A.	8,038	47,079
Promotora de Informaciones S.A., Class A (c)*	33,798	34,970

		121,552

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,232	22,752

16

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Grifols S.A. *	5,303	96,944

		119,696

Utilities 0.2%
Iberdrola S.A.	11,564	68,309
Red Electrica Corp. S.A.	2,370	109,142

		177,451

		1,346,009

Sweden 2.4%

Capital Goods 0.1%
BE Group AB *	5,054	18,297
Concentric AB *	2,482	16,857
Haldex AB	3,480	17,366
Lindab International AB	6,154	40,464
NIBE Industrier AB, B Shares	2,520	38,484

		131,468

Commercial & Professional Supplies 0.3%
AF AB, B Shares	1,807	32,226
Gunnebo AB	4,276	17,295
Intrum Justitia AB	3,908	61,662
Loomis AB, B Shares	5,112	74,639
Niscayah Group AB (a)(b)(c)	23,212	61,421

		247,243

Consumer Durables & Apparel 0.1%
JM AB	3,922	72,489
Nobia AB *	11,225	42,942

		115,431

Consumer Services 0.1%
Rezidor Hotel Group AB *	5,980	22,605
SkiStar AB	1,370	17,827

		40,432

Diversified Financials 0.1%
Avanza Bank Holding AB	710	18,386
Bure Equity AB *	4,932	14,780
D. Carnegie & Co. AB (a)(b)	851	—
Investment AB Oresund (c)	3,462	55,293

		88,459

Energy 0.3%
Lundin Petroleum AB *	9,643	217,758
PA Resources AB *	66,638	16,319

		234,077

Food & Staples Retailing 0.0%
Hakon Invest AB	2,438	36,248

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	2,865	84,834

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	1,554	74,359

Materials 0.1%
Billerud AB	6,172	54,311
Hoganas AB, B Shares	1,575	54,897

		109,208

Media 0.2%
Eniro AB *	33,488	74,383
Modern Times Group AB, B Shares	2,268	113,741

		188,124

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	15,992	169,199

Real Estate 0.6%
Castellum AB	9,492	120,798
Fabege AB	11,098	97,017
Hufvudstaden AB, A Shares	7,308	77,016
Klovern AB	9,340	36,025
Kungsleden AB	16,335	123,477
Wallenstam AB, Class B	6,140	60,544
Wihlborgs Fastigheter AB	3,046	41,704

		556,581

Retailing 0.1%
Clas Ohlson AB, B Shares	3,562	46,170
KappAhl AB *	14,326	17,216
Mekonomen AB	1,050	37,405

		100,791

Technology Hardware & Equipment 0.0%
Axis Communications AB	1,662	38,767

		2,215,221

Switzerland 2.9%

Automobiles & Components 0.0%
Autoneum Holding AG *	287	16,220

Banks 0.2%
Banque Cantonale Vaudoise - Reg’d	149	75,463
Liechtensteinische Landesbank AG	541	22,951
St. Galler Kantonalbank AG - Reg’d	101	40,449
Valiant Holding AG - Reg’d	677	84,424

		223,287

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	1,632	36,342
Bucher Industries AG - Reg’d	487	96,321
Burckhardt Compression Holding AG	106	26,677
Daetwyler Holding AG - BR	416	29,375
Georg Fischer AG - Reg’d *	255	107,332
Huber & Suhner AG - Reg’d	530	24,799
Kaba Holding AG - Reg’d, Series B	146	54,551
OC Oerlikon Corp. AG - Reg’d *	13,801	94,672
Rieter Holding AG - Reg’d *	282	52,319
Zehnder Group AG	510	31,919

		554,307

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	106	63,806

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	189	56,028

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	1,497	45,507
EFG International AG *	2,203	19,060
Partners Group Holding AG	206	36,063
Verwaltungs-und Privat-Bank AG	257	23,439
Vontobel Holding AG - Reg’d	1,960	53,013

		177,082

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	91	85,681

 17

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Emmi AG - Reg’d	145	30,129

		115,810

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d	151	88,058
Nobel Biocare Holding AG - Reg’d *	6,464	90,011
Sonova Holding AG - Reg’d *	1,058	108,480
Straumann Holding AG - Reg’d	169	30,451

		317,000

Materials 0.4%
Ems-Chemie Holding AG - Reg’d	660	119,020
Schmolz & Bickenbach AG - Reg’d *	11,537	80,757
Sika AG	47	97,214
Vetropack Holding AG - BR	14	27,072

		324,063

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Actelion Ltd. - Reg’d *	1,684	64,619
BB Biotech AG - Reg’d	837	65,065

		129,684

Real Estate 0.4%
Allreal Holding AG - Reg’d *	260	39,431
Mobimo Holding AG *	182	42,061
PSP Swiss Property AG - Reg’d *	1,566	130,849
Swiss Prime Site AG - Reg’d *	1,415	107,444

		319,785

Retailing 0.1%
Charles Voegele Holding AG - BR *	600	12,280
Dufry Group - Reg’d *	483	55,002
Valora Holding AG - Reg’d	234	54,188

		121,470

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	2,220	19,223
Logitech International S.A. - Reg’d *	6,690	51,313

		70,536

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	137	52,087
Panalpina Welttransport Holding AG - Reg’d *	1,175	126,223

		178,310

Utilities 0.0%
BKW SA *	953	37,271

		2,704,659

United Kingdom 9.3%

Banks 0.1%
Paragon Group Cos. plc	29,816	83,298

Capital Goods 1.5%
Ashtead Group plc	47,457	176,272
Bodycote plc	22,963	110,561
Chemring Group plc	6,279	38,044
Fenner plc	10,909	76,065
Galliford Try plc	4,694	35,307
Interserve plc	25,625	117,466
Keller Group plc	3,234	18,004
Kier Group plc	3,260	68,929
Melrose plc	15,827	94,007
Morgan Crucible Co. plc	17,513	86,459
Qinetiq Group plc	65,649	133,890
Rotork plc	2,133	64,031
Senior plc	19,518	55,453
Spirax-Sarco Engineering plc	2,768	86,489
The Weir Group plc	5,381	166,246
Ultra Electronics Holdings plc	2,257	54,563

		1,381,786

Commercial & Professional Supplies 1.2%
Aggreko plc	5,615	185,737
Babcock International Group plc	12,298	141,598
Berendsen plc	8,974	65,232
Homeserve plc	9,567	42,836
Intertek Group plc	4,107	136,888
ITE Group plc	6,982	22,546
Michael Page International plc	10,635	65,315
Mitie Group plc	32,248	129,494
Regus plc	40,799	59,295
RPS Group plc	15,244	50,134
Shanks Group plc	37,149	57,653
Sthree plc	4,362	18,718
WS Atkins plc	8,798	97,284

		1,072,730

Consumer Durables & Apparel 0.3%
Bovis Homes Group plc	13,431	94,179
Pace plc	9,958	13,397
Redrow plc *	23,504	45,711
The Berkeley Group Holdings plc *	8,139	162,778

		316,065

Consumer Services 0.4%
J.D. Wetherspoon plc	11,883	76,320
Marston’s plc	60,877	93,187
Millennium & Copthorne Hotels plc	9,839	69,090
PartyGaming plc	12,285	31,088
Rank Group plc	20,939	43,504
Restaurant Group plc	12,605	58,967

		372,156

Diversified Financials 0.9%
Aberdeen Asset Management plc	44,737	168,552
Ashmore Group plc	9,074	53,189
Brewin Dolphin Holdings plc	12,128	28,867
F&C Asset Management plc	55,423	57,976
Henderson Group plc	52,138	91,159
IG Group Holdings plc	13,933	104,055
International Personal Finance	14,992	45,041
London Stock Exchange Group plc	9,402	129,151
Rathbone Brothers plc	2,614	47,253
Tullett Prebon plc	16,643	78,270

		803,513

Energy 0.6%
Afren plc *	11,582	22,044
Cairn Energy plc *	13,880	61,853
Hunting plc	7,221	91,946
John Wood Group plc	10,153	105,501
Petrofac Ltd.	5,300	121,889
Premier Oil plc *	11,474	74,495
Salamander Energy plc *	5,512	19,854
Soco International plc *	6,490	29,891

		527,473

18

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
Booker Group plc	127,309	144,253

Food, Beverage & Tobacco 0.3%
Britvic plc	20,612	111,861
Dairy Crest Group plc	16,556	81,908
Devro plc	6,403	26,880
Greggs plc	8,167	65,738
Robert Wiseman Dairies plc	6,376	39,034

		325,421

Health Care Equipment & Services 0.0%
Synergy Health plc	2,850	38,081

Household & Personal Products 0.1%
McBride plc *	21,841	40,268
PZ Cussons plc	7,369	35,469

		75,737

Insurance 0.5%
Admiral Group plc	5,435	80,592
Beazley plc	30,068	66,526
Jardine Lloyd Thompson Group plc	8,003	86,165
Lancashire Holdings Ltd.	14,157	153,693
St. James’s Place plc	8,473	46,775

		433,751

Materials 0.8%
Aquarius Platinum Ltd.	12,637	34,084
Croda International plc	3,334	101,868
DS Smith plc	40,431	144,834
Elementis plc	22,308	54,021
Filtrona plc	12,669	75,745
Fresnillo plc	1,544	42,310
Gem Diamonds Ltd. *	6,068	20,111
Hochschild Mining plc	2,816	21,954
Petropavlovsk plc	3,720	44,517
Randgold Resources Ltd.	903	102,820
Victrex plc	2,188	44,175
Yule Catto & Co. plc	11,491	35,544

		721,983

Media 0.3%
Aegis Group plc	53,130	132,358
Daily Mail & General Trust	16,151	111,388

		243,746

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	2,304	37,048
Hikma Pharmaceuticals plc	3,084	34,936

		71,984

Real Estate 0.5%
Big Yellow Group plc	7,432	32,799
Capital & Counties Properties plc	20,922	62,672
Derwent London plc	3,356	88,623
Grainger plc	16,112	25,186
Great Portland Estates plc	11,801	67,099
Mapeley Ltd. (a)(b)	2,199	—
Savills plc	6,926	36,703
Shaftesbury plc	8,928	70,511
Unite Group plc	7,910	22,221
Workspace Group plc	7,907	28,222

		434,036

Retailing 0.5%
Carpetright plc	3,070	26,608
Game Group plc	200,568	16,561
Halfords Group plc	17,422	87,654
Howden Joinery Group plc *	29,276	49,616
Mothercare plc	6,641	20,671
N Brown Group plc	14,477	52,535
Sports Direct International plc *	16,410	63,452
WH Smith plc	14,091	122,696

		439,793

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	8,869	85,359
CSR plc	11,456	41,910

		127,269

Software & Services 0.3%
Computacenter plc	6,590	41,336
Micro Focus International plc	7,995	53,349
Misys plc *	17,123	87,277
Telecity Group plc *	3,716	37,946
Xchanging plc *	50,018	54,385

		274,293

Technology Hardware & Equipment 0.4%
Domino Printing Sciences plc	4,263	39,899
Halma plc	15,292	85,424
Laird plc	24,153	63,883
Premier Farnell plc	17,430	56,861
Spectris plc	4,495	108,638
Spirent Communications plc	11,428	21,425

		376,130

Telecommunication Services 0.1%
Colt Group S.A. *	19,460	28,233
TalkTalk Telecom Group plc	21,668	42,051

		70,284

Transportation 0.2%
BBA Aviation plc	34,002	99,968
Go-Ahead Group plc	4,756	95,221
Stobart Group Ltd.	14,365	28,391
Wincanton plc *	12,200	15,971

		239,551

		8,573,333

Total Common Stock
(Cost $90,330,324)		90,932,462

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	1,391	43,033
KSB AG	41	21,729

		64,762

Consumer Durables & Apparel 0.1%
Hugo Boss AG	577	51,586

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	472	42,062

 19

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.0%
Fuchs Petrolub AG	903	41,869

Media 0.1%
ProSiebenSat.1 Media AG	3,636	85,635

Transportation 0.1%
Sixt AG	2,572	43,037

		328,951

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	2,710	18,855

Sweden 0.0%

Real Estate 0.0%
Klovern AB *	233	4,436

Total Preferred Stock
(Cost $277,665)		352,242

Warrants 0.0% of net assets

Netherlands 0.0%

Real Estate 0.0%
Nieuwe Steen Investments N.V. (a)(b)*	2,410	—

Total Warrants
(Cost $—)		—

Other Investment Company 1.0% of net assets

United States 1.0%
iShares MSCI EAFE Small Cap Index Fund	24,000	907,920

Total Other Investment Company
(Cost $899,102)		907,920

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Bank of America
0.03%, 02/01/12	126,455	126,455

Total Short-Term Investment
(Cost $126,455)		126,455

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.6% of net assets

Wells Fargo Advantage Government Money Market Fund	1,473,468	1,473,468

Total Collateral Invested for Securities on Loan
(Cost $1,473,468)		1,473,468

End of Collateral Invested for Securities on Loan.

At 01/31/12, the tax basis cost of the fund’s investments was $92,233,024 and the unrealized appreciation and depreciation were $11,206,724 and ($11,120,669), respectively, with a net unrealized appreciation of $86,055.

At 01/31/12, the values of certain foreign securities held by the fund aggregating $82,807,723 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $124,715 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

20

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$43,361,325	$—	$43,361,325
Australia(a)	—	4,246,464	—	4,246,464
Real Estate	42,227	665,022	—	707,249
Canada(a)	7,129,208	—	—	7,129,208
Denmark(a)	—	967,680	—	967,680
Pharmaceuticals, Biotechnology & Life Sciences	34,459	58,232	—	92,691
Finland(a)	—	1,087,232	—	1,087,232
Commercial & Professional Supplies	63,656	—	—	63,656
Transportation	15,442	—	—	15,442
France(a)	—	2,921,910	—	2,921,910
Energy	13,741	105,974	—	119,715
Software & Services	27,147	348,180	—	375,327
Germany(a)	—	1,766,718	—	1,766,718
Capital Goods	76,051	1,056,177	—	1,132,228
Transportation	38,881	209,835	—	248,716
Ireland(a)	—	346,904	—	346,904
Food, Beverage & Tobacco	—	140,414	42,872	183,286
Media	13,069	—	—	13,069
Transportation	29,270	—	—	29,270
Italy(a)	—	1,841,916	—	1,841,916
Consumer Durables & Apparel	7,484	300,315	—	307,799

 21

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Netherlands(a)	$—	$756,033	$—	$756,033
Capital Goods	12,082	301,549	—	313,631
Insurance	—	—	9,628	9,628
Norway(a)	—	932,536	—	932,536
Banks	31,586	—	—	31,586
Republic of Korea(a)	—	4,585,546	—	4,585,546
Food, Beverage & Tobacco	171,044	646,927	—	817,971
Household & Personal Products	81,089	219,889	—	300,978
Materials	75,622	1,221,494	—	1,297,116
Retailing	—	36,744	53,666	90,410
Spain(a)	—	1,269,935	—	1,269,935
Banks	—	69,008	7,066	76,074
Sweden(a)	—	1,967,978	—	1,967,978
Commercial & Professional Supplies	—	185,822	61,421	247,243
Switzerland(a)	—	1,623,171	—	1,623,171
Banks	22,951	200,336	—	223,287
Diversified Financials	23,439	153,643	—	177,082
Materials	27,072	296,991	—	324,063
Real Estate	39,431	280,354	—	319,785
Utilities	37,271	—	—	37,271
United Kingdom(a)	—	6,590,302	—	6,590,302
Food, Beverage & Tobacco	39,034	286,387	—	325,421
Household & Personal Products	40,268	35,469	—	75,737
Insurance	80,592	353,159	—	433,751
Real Estate	28,222	405,814	—	434,036
Retailing	43,169	396,624	—	439,793
Software & Services	54,385	219,908	—	274,293
Preferred Stock(a)	—	347,806	—	347,806
Sweden	4,436	—	—	4,436
Warrants(a)	—	—	—	—
Other Investment Company(a)	907,920	—	—	907,920
Short-Term Investment(a)	—	126,455	—	126,455

Total	$9,210,248	$82,934,178	$174,653	$92,319,079

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,473,468	$—	$—	$1,473,468

(a)	As categorized in Portfolio Holdings.

22

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Ireland	$—	($6,608)	$5,200	$—	($1,262)	$45,542	$—	$42,872
Netherlands	9,824	—	(196)	—	—	—	—	9,628
Republic of Korea	124,137	—	(20,197)	—	—	73,863	(124,137)	53,666
Spain	—	—	(3,344)	—	—	10,410	—	7,066
Sweden	64,107	—	(2,686)	—	—	—	—	61,421
Preferred Stock
United Kingdom	1,741	(5)	5	—	(1,741)	—	—	—
Rights
Australia	3,656	935	(3,656)	—	(935)	—	—	—
Republic of Korea	9,073	3,350	(9,073)	—	(3,350)	—	—	—

Total	$212,538	($2,328)	($33,947)	$—	($7,288)	$129,815	($124,137)	$174,653

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

REG46849JAN12

 23

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

86.9%		Common Stock	280,677,487	291,298,978
10.2%		Preferred Stock	34,512,316	34,347,615
0.0%		Rights	—	3,622
2.3%		Other Investment Company	7,481,132	7,794,050
0.7%		Short-Term Investment	2,201,168	2,201,168

100.1%		Total Investments	324,872,103	335,645,433
0.4%		Collateral Invested for Securities on Loan	1,285,100	1,285,100
(0	.5)%	Other Assets and Liabilities, Net		(1,660,117)

100.0%		Total Net Assets		335,270,416

	Number	Value
Security	of Shares	($)

Common Stock 86.9% of net assets

Brazil 6.7%

Banks 0.9%
Banco do Brasil S.A.	145,100	2,258,052
Banco Santander Brasil S.A.	65,000	602,679

		2,860,731

Capital Goods 0.3%
Embraer S.A.	89,200	615,701
Weg S.A.	17,800	198,457

		814,158

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	30,000	277,816

Diversified Financials 0.3%
BM&F BOVESPA S.A.	169,700	1,067,424

Energy 1.8%
Petroleo Brasileiro S.A. - Petrobras	363,200	5,593,928
Ultrapar Participacoes S.A.	26,100	528,065

		6,121,993

Food, Beverage & Tobacco 0.5%
BRF-Brasil Foods S.A.	45,200	895,101
Companhia de Bebidas das Americas	8,800	261,905
JBS S.A. *	59,500	217,608
Souza Cruz S.A.	33,700	438,609

		1,813,223

Household & Personal Products 0.1%
Natura Cosmeticos S.A.	22,300	477,602

Materials 1.4%
Companhia Siderurgica Nacional S.A.	101,400	1,059,152
Fibria Celulose S.A.	17,842	145,517
Gerdau S.A.	21,300	168,235
Usinas Siderurgicas de Minas Gerais S.A.	42,500	412,059
Vale S.A.	111,500	2,852,593

		4,637,556

Software & Services 0.2%
Redecard S.A.	37,400	674,279

Telecommunication Services 0.2%
Tele Norte Leste Participacoes S.A.	23,300	265,512
Tim Participacoes S.A.	74,356	412,805

		678,317

Transportation 0.2%
All America Latina Logistica S.A.	38,800	223,180
CCR S.A.	57,600	400,879

		624,059

Utilities 0.7%
AES Tiete S.A.	4,800	60,632
Centrais Eletricas Brasileiras S.A.	75,300	773,601
Cia de Saneamento Basico do Estado de Sao Paulo *	11,600	387,331
Companhia Energetica de Minas Gerais	9,625	162,400
EDP - Energias do Brasil S.A.	9,800	228,285
Light S.A.	23,700	372,211
Tractebel Energia S.A.	27,800	482,745

		2,467,205

		22,514,363

Chile 1.3%

Banks 0.2%
Banco de Chile	2,181,472	328,375
Banco Santander Chile	3,275,466	257,853

		586,228

Capital Goods 0.2%
Empresas Copec S.A.	40,088	603,032

Food & Staples Retailing 0.1%
Cencosud S.A.	52,854	300,492

Materials 0.1%
Empresas CMPC S.A.	109,950	439,487

Retailing 0.1%
S.A.C.I. Falabella	34,726	298,590

Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A.	15,676	286,989

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	364,066	562,466

 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Enersis S.A.	3,742,753	1,355,187

		1,917,653

		4,432,471

China 14.7%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	164,000	306,452
Guangzhou Automobile Group Co., Ltd., Class H	218,000	236,460

		542,912

Banks 5.0%
Agricultural Bank of China Ltd., Class H	1,516,600	746,980
Bank of China Ltd., Class H	7,638,234	3,274,161
Bank of Communications Co., Ltd., Class H	843,700	674,492
China Citic Bank Corp. Ltd., Class H	818,000	520,761
China Construction Bank Corp., Class H	7,192,000	5,740,386
China Merchants Bank Co., Ltd., Class H	248,350	546,271
China Minsheng Banking Corp., Ltd., Class H (a)	340,700	314,455
Industrial & Commercial Bank of China Ltd., Class H	7,165,172	5,004,149

		16,821,655

Capital Goods 0.7%
Beijing Enterprises Holdings Ltd.	45,500	263,590
China Communications Construction Co., Ltd., Class H	1,164,000	1,081,779
China International Marine Containers (Group) Co., Ltd., Class B	130,605	158,768
China Railway Construction Corp., Ltd., Class H	304,000	197,122
China Railway Group Ltd., Class H	595,000	212,198
Citic Pacific Ltd.	163,000	311,790
Shanghai Industrial Holdings Ltd.	62,000	197,626

		2,422,873

Energy 3.6%
China Coal Energy Co., Ltd., Class H	334,000	418,382
China Petroleum & Chemical Corp., Class H	3,322,000	4,008,337
China Shenhua Energy Co., Ltd., Class H	323,000	1,418,544
CNOOC Ltd.	1,217,000	2,479,274
PetroChina Co., Ltd., Class H	2,491,000	3,627,879
Yanzhou Coal Mining Co., Ltd., Class H	96,000	229,068

		12,181,484

Food & Staples Retailing 0.2%
China Resources Enterprise Ltd.	154,000	530,632

Insurance 0.9%
China Life Insurance Co., Ltd., Class H	619,000	1,816,974
China Pacific Insurance Group Co., Ltd., Class H	111,400	369,963
PICC Property & Casualty Co., Ltd., Class H	234,000	307,319
Ping An Insurance (Group) Co. of China Ltd., Class H	80,500	636,623

		3,130,879

Materials 0.1%
Aluminum Corp. of China Ltd., Class H (a)	329,000	160,245
Angang Steel Co., Ltd., Class H (a)	208,000	149,279

		309,524

Real Estate 0.3%
China Overseas Land & Investment Ltd. (a)	264,000	489,809
Sino-Ocean Land Holdings Ltd. (a)	693,000	355,556

		845,365

Telecommunication Services 3.3%
China Mobile Ltd.	740,500	7,567,758
China Telecom Corp., Ltd., Class H	2,834,000	1,589,926
China Unicom (Hong Kong) Ltd.	1,007,056	1,853,509

		11,011,193

Transportation 0.2%
China COSCO Holdings Co., Ltd., Class H (a)	602,000	341,820
China Merchants Holdings International Co., Ltd.	66,000	219,193

		561,013

Utilities 0.2%
China Resources Power Holdings Co., Ltd.	185,000	361,071
Huaneng Power International, Inc., Class H	743,000	450,196

		811,267

		49,168,797

Colombia 1.1%

Banks 0.1%
Bancolombia S.A.	16,305	252,024

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	21,516	362,284

Energy 0.8%
Ecopetrol S.A.	1,090,010	2,769,885

Materials 0.1%
Inversiones Argos S.A.	35,008	324,127

		3,708,320

Czech Republic 0.8%

Banks 0.1%
Komercni Banka A/S	1,820	348,730

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	35,594	709,775

Utilities 0.5%
CEZ A/S	36,596	1,478,282

		2,536,787

2

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Egypt 0.5%

Banks 0.1%
Commercial International Bank Egypt S.A.E. GDR	90,765	356,170

Capital Goods 0.1%
Orascom Construction Industries GDR	9,255	384,082

Telecommunication Services 0.3%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	205,282	628,163
Orascom Telecom Media & Technology Holding SAE (b)(c)*	205,282	185,583

		813,746

		1,553,998

Hungary 0.7%

Banks 0.3%
OTP Bank Nyrt. plc	58,058	1,041,494

Energy 0.3%
MOL Hungarian Oil & Gas plc *	11,933	999,695

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	200,243	476,660

		2,517,849

India 5.9%

Automobiles & Components 0.2%
Bajaj Auto Ltd.	9,940	321,463
Tata Motors Ltd.	65,475	321,893

		643,356

Banks 1.2%
Axis Bank Ltd.	77,152	1,689,004
HDFC Bank Ltd.	42,655	424,593
Housing Development Finance Corp., Ltd.	41,445	585,879
ICICI Bank Ltd.	47,081	854,928
Punjab National Bank	4,782	91,105
State Bank of India	12,603	522,176

		4,167,685

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	39,835	201,430
Jaiprakash Associates Ltd.	147,326	207,401
Larsen & Toubro Ltd.	21,622	570,771

		979,602

Energy 1.4%
Bharat Petroleum Corp., Ltd.	39,154	456,196
Hindustan Petroleum Corp., Ltd.	128,193	759,643
Indian Oil Corp., Ltd.	57,221	334,450
Oil & Natural Gas Corp., Ltd.	149,372	832,273
Reliance Industries Ltd.	135,417	2,233,703

		4,616,265

Food, Beverage & Tobacco 0.7%
Balrampur Chini Mills Ltd.	928,721	912,951
ITC Ltd.	326,456	1,344,945

		2,257,896

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	50,963	391,086

Materials 0.8%
Grasim Industries Ltd.	4,334	229,343
Hindalco Industries Ltd.	188,401	564,261
JSW Steel Ltd.	16,690	236,521
Steel Authority of India Ltd.	86,968	178,365
Sterlite Industries (India) Ltd.	117,296	272,794
Tata Chemicals Ltd.	34,307	237,558
Tata Steel Ltd.	111,522	1,018,377

		2,737,219

Real Estate 0.1%
DLF Ltd.	69,316	303,383

Software & Services 0.4%
Infosys Ltd.	21,592	1,185,175

Telecommunication Services 0.3%
Bharti Airtel Ltd.	84,206	622,245
Reliance Communications Ltd.	229,137	460,957

		1,083,202

Utilities 0.4%
GAIL India Ltd.	52,268	393,888
NTPC Ltd.	212,019	733,478
Reliance Infrastructure Ltd.	22,708	246,859

		1,374,225

		19,739,094

Indonesia 1.5%

Automobiles & Components 0.5%
PT Astra International Tbk	205,300	1,797,676

Banks 0.4%
PT Bank Central Asia Tbk	574,000	509,723
PT Bank Rakyat Indonesia (Persero) Tbk	1,007,500	765,295

		1,275,018

Capital Goods 0.1%
PT United Tractors Tbk	115,500	363,527

Energy 0.2%
PT Bumi Resources Tbk	2,017,000	570,131

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	1,370,500	1,044,810

		5,051,162

Malaysia 3.8%

Automobiles & Components 0.1%
UMW Holdings Berhad	102,500	232,656

Banks 1.2%
CIMB Group Holdings Berhad	350,300	795,347
Malayan Banking Berhad	651,400	1,756,837
Public Bank Berhad	371,400	1,658,871

		4,211,055

Capital Goods 0.4%
IJM Corp. Berhad	105,100	198,079

 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sime Darby Berhad	436,900	1,311,806

		1,509,885

Consumer Services 0.3%
Genting Berhad	180,300	658,211
Genting Malaysia Berhad	218,600	289,882

		948,093

Diversified Financials 0.1%
AMMB Holdings Berhad	156,300	300,565

Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	14,300	232,101
IOI Corp. Berhad	343,500	608,988
Kuala Lumpur Kepong Berhad	37,100	313,178
PPB Group Berhad	45,200	251,457

		1,405,724

Materials 0.1%
Petronas Chemicals Group Berhad	152,400	333,631

Telecommunication Services 0.6%
Axiata Group Berhad	546,800	839,075
DIGI.com Berhad	601,000	781,753
Telekom Malaysia Berhad	264,000	416,549

		2,037,377

Transportation 0.2%
MISC Berhad	271,100	527,565

Utilities 0.4%
Petronas Gas Berhad	104,500	538,083
Tenaga Nasional Berhad	252,900	498,144
YTL Power International Berhad	443,307	269,472

		1,305,699

		12,812,250

Mexico 4.9%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	169,000	674,232

Capital Goods 0.3%
Alfa S.A.B., Class A	38,100	500,113
Empresas ICA S.A.B. de C.V. *	156,200	254,539
Grupo Carso S.A.B. de C.V., Series A1	90,800	275,171

		1,029,823

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	351,000	1,083,907

Food, Beverage & Tobacco 0.7%
Coca-Cola Femsa S.A.B. de C.V., Series L	38,700	379,960
Fomento Economico Mexicano S.A.B. de C.V.	223,200	1,573,553
Grupo Bimbo S.A.B. de C.V., Series A	118,800	264,322
Grupo Modelo S.A. de C.V., Series C	50,800	314,838

		2,532,673

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	43,600	247,535

Materials 2.0%
Cemex S.A.B. de C.V., Series CPO *	4,763,190	3,226,841
Grupo Mexico S.A.B. de C.V., Series B	604,647	1,924,706
Industrias Penoles S.A.B. de C.V.	14,400	688,287
Minera Frisco S.A.B. de C.V., Series A1 *	159,088	723,421

		6,563,255

Media 0.3%
Grupo Televisa S.A.B., Series CPO	282,500	1,116,640

Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	2,576,200	3,000,339

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	86,300	323,109

		16,571,513

Poland 1.9%

Banks 0.3%
Bank Pekao S.A.	10,879	531,594
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,019	605,021

		1,136,615

Energy 0.8%
Grupa Lotos S.A. *	43,003	348,555
Polski Koncern Naftowy Orlen S.A. *	176,343	2,009,892
Polskie Gornictwo Naftowe i Gazownictwo S.A.	195,212	235,769

		2,594,216

Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	4,979	516,435

Materials 0.2%
KGHM Polska Miedz S.A.	13,814	600,159

Telecommunication Services 0.2%
Telekomunikacja Polska S.A.	149,422	801,104

Utilities 0.3%
PGE S.A.	137,119	872,021

		6,520,550

Russia 11.7%

Banks 0.9%
Sberbank of Russia ADR *	189,484	2,249,425
VTB Bank OJSC GDR - Reg’d	166,738	782,161

		3,031,586

Energy 8.9%
Gazprom OAO ADR	855,922	10,399,481
LUKOIL OAO ADR	144,358	8,479,554
NovaTek OAO GDR - Reg’d.	7,063	955,746
Rosneft Oil Co. GDR - Reg’d	241,351	1,782,092
Surgutneftegaz ADR	639,128	5,994,017
Tatneft ADR	64,412	2,250,591

		29,861,481

Materials 1.2%
Magnitogorsk Iron & Steel Works GDR - Reg’d	96,213	573,995

4

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	82,077	1,579,468
Novolipetsk Steel GDR - Reg’d	34,925	862,363
Severstal GDR - Reg’d	62,400	899,230

		3,915,056

Telecommunication Services 0.4%
Mobile TeleSystems ADR	83,151	1,393,611

Utilities 0.3%
Federal Hydrogenerating Co. ADR	221,986	863,047

		39,064,781

South Africa 10.9%

Banks 1.5%
ABSA Group Ltd.	50,307	952,684
Nedbank Group Ltd.	38,121	762,127
Standard Bank Group Ltd.	251,985	3,445,662

		5,160,473

Capital Goods 1.1%
Aveng Ltd.	89,499	396,720
Barloworld Ltd.	116,661	1,304,647
Bidvest Group Ltd.	50,037	1,071,575
Murray & Roberts Holdings Ltd. *	154,004	527,835
Reunert Ltd.	33,684	279,852

		3,580,629

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	252,520	805,361

Diversified Financials 1.2%
African Bank Investments Ltd.	107,122	498,959
FirstRand Ltd.	690,349	1,987,433
Investec Ltd.	53,679	328,569
Remgro Ltd.	47,319	768,528
RMB Holdings Ltd.	75,603	280,497

		3,863,986

Energy 1.2%
Sasol Ltd.	77,489	3,962,192

Food & Staples Retailing 0.5%
Massmart Holdings Ltd.	19,747	444,168
Pick n Pay Stores Ltd.	35,167	204,975
Shoprite Holdings Ltd.	43,432	721,236
The Spar Group Ltd.	20,189	285,686

		1,656,065

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	14,108	453,896

Health Care Equipment & Services 0.1%
Netcare Ltd.	136,434	236,699

Insurance 0.6%
Liberty Holdings Ltd.	26,997	293,778
MMI Holdings Ltd.	131,244	304,571
Sanlam Ltd.	402,527	1,553,959

		2,152,308

Materials 1.7%
Anglo American Platinum Ltd.	3,737	264,256
AngloGold Ashanti Ltd.	11,191	512,726
ArcelorMittal South Africa Ltd.	39,701	345,987
Gold Fields Ltd.	55,928	923,439
Harmony Gold Mining Co., Ltd.	33,421	405,684
Impala Platinum Holdings Ltd.	79,078	1,731,541
Kumba Iron Ore Ltd.	4,621	316,332
Mondi Ltd.	24,355	194,008
Mpact Ltd. *	41,552	79,630
Nampak Ltd.	80,727	233,270
Pretoria Portland Cement Co., Ltd.	71,077	257,004
Sappi Ltd. *	109,251	360,353

		5,624,230

Media 0.2%
Naspers Ltd., Class N	12,910	645,516

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	38,429	488,953

Real Estate 0.2%
Growthpoint Properties Ltd.	201,201	511,619

Retailing 0.7%
Imperial Holdings Ltd.	47,701	845,193
JD Group Ltd.	33,387	210,785
The Foschini Group Ltd.	21,127	293,228
Truworths International Ltd.	25,357	253,392
Woolworths Holdings Ltd.	164,413	882,356

		2,484,954

Technology Hardware & Equipment 0.1%
DataTec Ltd. *	86,537	471,937

Telecommunication Services 1.3%
MTN Group Ltd.	169,276	2,880,031
Telkom South Africa Ltd.	270,030	1,017,671
Vodacom Group Ltd.	44,387	545,915

		4,443,617

		36,542,435

Taiwan 17.1%

Banks 1.4%
Chang Hwa Commercial Bank	414,200	234,374
China Development Financial Holding Corp.	1,540,978	458,461
Chinatrust Financial Holding Co., Ltd.	1,359,487	877,616
First Financial Holding Co., Ltd.	771,777	473,191
Hua Nan Financial Holdings Co., Ltd.	797,475	452,837
Mega Financial Holding Co., Ltd.	1,554,300	1,065,615
SinoPac Financial Holdings Co., Ltd.	1,135,827	355,184
Taishin Financial Holding Co., Ltd.	734,758	273,215
Taiwan Cooperative Financial Holding *	533,816	333,776

		4,524,269

Capital Goods 0.3%
Far Eastern New Century Corp.	532,935	655,110
Teco Electric & Machinery Co., Ltd.	371,000	245,104
Walsin Lihwa Corp.	683,000	241,446

		1,141,660

Consumer Durables & Apparel 0.4%
Formosa Taffeta Co., Ltd.	255,000	244,855
Pou Chen Corp.	773,267	678,498
Tatung Co., Ltd. *	1,379,887	392,493

		1,315,846

Diversified Financials 0.5%
Fubon Financial Holding Co., Ltd.	1,011,509	1,126,747

 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yuanta Financial Holding Co., Ltd. *	663,770	375,276

		1,502,023

Energy 0.3%
Formosa Petrochemical Corp.	270,030	842,011

Food & Staples Retailing 0.1%
President Chain Store Corp.	90,000	484,348

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	721,724	1,065,170

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	985,388	1,124,963
Shin Kong Financial Holding Co., Ltd. *	1,008,000	306,391

		1,431,354

Materials 2.8%
Asia Cement Corp.	389,976	468,056
China Steel Corp.	2,105,733	2,084,588
Formosa Chemicals & Fibre Corp.	494,420	1,420,031
Formosa Plastics Corp.	733,820	2,138,124
Nan Ya Plastics Corp.	1,168,160	2,468,625
Taiwan Cement Corp.	688,299	858,438

		9,437,862

Retailing 0.1%
Far Eastern Department Stores Co., Ltd.	162,060	218,814

Semiconductors & Semiconductor Equipment 3.9%
Advanced Semiconductor Engineering, Inc.	536,090	563,732
King Yuan Electronics Co., Ltd.	510,000	198,343
Macronix International Co., Ltd.	321,000	141,127
MediaTek, Inc.	134,138	1,281,513
Novatek Microelectronics Corp.	73,000	207,472
Powerchip Technology Corp. *	2,496,940	101,860
Powertech Technology, Inc.	96,800	242,329
Siliconware Precision Industries Co.	589,270	678,238
Taiwan Semiconductor Manufacturing Co., Ltd.	3,126,689	8,294,688
United Microelectronics Corp.	2,699,965	1,424,102

		13,133,404

Technology Hardware & Equipment 5.4%
Acer, Inc.	506,496	708,076
Asustek Computer, Inc.	301,041	2,379,661
AU Optronics Corp.	2,169,800	1,155,851
Chimei Innolux Corp. *	461,357	213,736
Chunghwa Picture Tubes Ltd. *	1,825,486	88,901
CMC Magnetics Corp. *	902,000	164,253
Compal Electronics, Inc.	1,169,305	1,310,505
Coretronic Corp.	155,000	130,769
Delta Electronics, Inc.	153,025	396,170
Foxconn Technology Co., Ltd.	124,950	490,521
HannStar Display Corp. *	1,482,000	103,795
Hon Hai Precision Industry Co., Ltd.	1,570,042	5,063,335
HTC Corp.	52,473	862,877
Inventec Corp.	846,207	357,730
Lite-On Technology Corp.	660,099	837,310
Pegatron Corp.	416,264	503,964
Quanta Computer, Inc.	878,500	1,879,558
Synnex Technology International Corp.	169,000	417,102
Unimicron Technology Corp.	147,000	193,847
Wistron Corp.	445,808	669,724
WPG Holdings Ltd.	168,950	236,478

		18,164,163

Telecommunication Services 1.1%
Chunghwa Telecom Co., Ltd.	771,906	2,507,375
Far EasTone Telecommunications Co., Ltd.	351,622	677,818
Taiwan Mobile Co., Ltd.	210,600	636,888

		3,822,081

Transportation 0.1%
Evergreen Marine Corp.	267,298	149,489

		57,232,494

Thailand 1.7%

Banks 0.4%
Bangkok Bank PCL - Reg’d	42,200	226,704
Kasikornbank PCL	94,900	405,035
Siam Commercial Bank PCL	130,200	509,433

		1,141,172

Energy 0.8%
IRPC PCL	1,567,800	232,191
PTT Exploration & Production PCL	95,500	546,597
PTT PCL	132,087	1,452,209
Thai Oil PCL	206,200	428,403

		2,659,400

Materials 0.1%
The Siam Cement PCL - Reg’d	31,600	411,880

Telecommunication Services 0.4%
Advanced Info Service PCL - Reg’d	287,075	1,401,724

		5,614,176

Turkey 1.7%

Banks 0.5%
Akbank T.A.S.	138,380	518,975
Turkiye Garanti Bankasi A/S	108,430	390,439
Turkiye Halk Bankasi A/S	34,264	224,899
Turkiye Is Bankasi, Class C	205,446	427,948
Turkiye Vakiflar Bankasi T.A.O., Class D	110,179	178,736
Yapi ve Kredi Bankasi A/S *	82,157	152,168

		1,893,165

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	593,539	203,731
Koc Holding A/S	277,653	1,078,352

		1,282,083

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	71,887	274,706

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	45,261	1,028,844

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	148,901	325,049

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	76,570	341,445

6

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Turkcell Iletisim Hizmetleri A/S *	46,839	240,993

		582,438

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	250,911	331,653

		5,717,938

Total Common Stock
(Cost $280,677,487)		291,298,978

Preferred Stock 10.2% of net assets

Brazil 10.1%

Banks 2.7%
Banco Bradesco S.A.	194,676	3,498,642
Itau Unibanco Holding S.A.	239,400	4,812,115
Itausa - Investimentos Itau S.A.	130,300	853,155

		9,163,912

Energy 2.2%
Petroleo Brasileiro S.A.	537,300	7,555,781

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	18,000	752,060

Food, Beverage & Tobacco 0.6%
Companhia de Bebidas das Americas	51,700	1,893,773

Materials 2.5%
Bradespar S.A.	14,500	291,876
Braskem S.A., Class A	28,900	258,697
Gerdau S.A.	132,100	1,258,851
Klabin S.A.	58,400	270,742
Metalurgica Gerdau S.A.	136,200	1,637,019
Suzano Papel e Celulose S.A.	28,600	121,131
Usinas Siderurgicas de Minas Gerais S.A., Class A	128,800	863,974
Vale S.A., Class A	154,300	3,770,071

		8,472,361

Telecommunication Services 0.8%
Brasil Telecom S.A.	83,311	531,661
Tele Norte Leste Participacoes S.A.	116,400	1,119,231
Telefonica Brasil S.A.	22,232	619,040
Telemar Norte Leste S.A., Class A	10,100	260,130

		2,530,062

Utilities 1.1%
AES Tiete S.A.	11,100	158,889
Centrais Eletricas Brasileiras S.A., Class B	77,000	1,128,205
Companhia Energetica de Minas Gerais	77,908	1,577,156
Companhia Paranaense de Energia-Copel, Class B	17,200	399,187
Compania Energetica de Sao Paulo, Class B	14,700	275,962

		3,539,399

		33,907,348

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	28,504	440,267

Total Preferred Stock
(Cost $34,512,316)		34,347,615

Rights 0.0% of net assets

Colombia 0.0%

Banks 0.0%
Bancolombia S.A. (b)(c)*	3,345	3,622

Total Rights
(Cost $—)		3,622

Other Investment Company 2.3% of net assets

United States 2.3%
iShares MSCI Emerging Markets Index Fund	185,000	7,794,050

Total Other Investment Company
(Cost $7,481,132)		7,794,050

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Bank of America
0.03%, 02/01/12	2,201,168	2,201,168

Total Short-Term Investment
(Cost $2,201,168)		2,201,168

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Wells Fargo Advantage Government Money Market Fund	1,285,100	1,285,100

Total Collateral Invested for Securities on Loan
(Cost $1,285,100)		1,285,100

End of Collateral Invested for Securities on Loan.

At 01/31/12, the tax basis cost of the fund’s investments was $330,016,478 and the unrealized appreciation and depreciation

 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

were $28,835,059 and ($23,206,104), respectively, with a net unrealized appreciation of $5,628,955.

At 01/31/12, the values of certain foreign securities held by the fund aggregating $231,952,019 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $189,205 or 0.1% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$75,267,996	$—	$75,267,996
Brazil(a)	22,514,363	—	—	22,514,363
Chile(a)	4,432,471	—	—	4,432,471
Colombia(a)	3,708,320	—	—	3,708,320
Czech Republic(a)	—	1,058,505	—	1,058,505
Utilities	1,478,282	—	—	1,478,282

8

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Egypt(a)	$—	$356,170	$—	$356,170
Capital Goods	384,082	—	—	384,082
Telecommunication Services	628,163	—	185,583	813,746
India(a)	—	15,122,829	—	15,122,829
Energy	1,550,289	3,065,976	—	4,616,265
Mexico(a)	16,571,513	—	—	16,571,513
Poland(a)	—	5,719,446	—	5,719,446
Telecommunication Services	801,104	—	—	801,104
Russia(a)	—	37,671,170	—	37,671,170
Telecommunication Services	1,393,611	—	—	1,393,611
South Africa(a)	—	28,765,897	—	28,765,897
Insurance	304,571	1,847,737	—	2,152,308
Materials	490,274	5,133,956	—	5,624,230
Taiwan(a)	—	52,708,225	—	52,708,225
Banks	333,776	4,190,493	—	4,524,269
Thailand(a)	—	411,880	—	411,880
Banks	509,433	631,739	—	1,141,172
Energy	2,659,400	—	—	2,659,400
Telecommunication Services	1,401,724	—	—	1,401,724
Preferred Stock
Brazil(a)	33,907,348	—	—	33,907,348
Colombia(a)	440,267	—	—	440,267
Rights(a)	—	—	3,622	3,622
Other Investment Company(a)	7,794,050	—	—	7,794,050
Short-Term Investment(a)	—	2,201,168	—	2,201,168

Total	$101,303,041	$234,153,187	$189,205	$335,645,433

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,285,100	$—	$—	$1,285,100

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Egypt	$—	$—	$829	$184,754	$—	$—	$—	$185,583
Rights
Columbia	—	33	3,622	—	(33)	—	—	3,622

Total	$—	$33	$4,451	$184,754	($33)	$—	$—	$189,205

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

REG46850JAN12

 9

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Other Investment Companies	55,332,289	62,833,427
1.1%	Short-Term Investment	685,374	685,374

99.7%	Total Investments	56,017,663	63,518,801
0.3%	Other Assets and Liabilities, Net		201,664

100.0%	Total Net Assets		63,720,465

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.6% of net assets

Equity Funds 39.4%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	203,902	1,251,957

International 9.3%
American Century International Growth Fund, Institutional Shares	109,561	1,105,470
Laudus International MarketMasters Fund, Select Shares (a)	126,971	2,230,881
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	34,666	316,497
Laudus Mondrian International Equity Fund, Institutional Shares (a)	161,776	1,113,018
William Blair International Small Cap Growth Fund, Institutional Shares	98,498	1,198,725

		5,964,591

Large-Cap 22.5%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	268,703	3,576,442
Schwab Core Equity Fund (a)	230,173	4,044,147
Schwab Dividend Equity Fund (a)	129,491	1,779,207
Schwab S&P 500 Index Fund (a)	153,615	3,139,887
TCW Relative Value Large Cap Fund	129,513	1,784,684

		14,324,367

Small-Cap 5.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	98,884	1,246,930
Schwab Small-Cap Equity Fund (a)	139,566	2,333,543

		3,580,473

		25,121,388

Fixed-Income Funds 53.7%

Inflation-Protected Bond 4.2%
Schwab Treasury Inflation Protected Securities Fund (a)	229,116	2,715,027

Intermediate-Term Bond 34.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	205,116	2,535,236
PIMCO Total Return Fund, Institutional Shares	344,173	3,827,204
Schwab Premier Income Fund (a)	267,466	2,808,394
Schwab Total Bond Market Fund (a)	1,328,325	12,805,058

		21,975,892

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	133,769	1,585,168

Short-Term Bond 12.5%
Schwab Short-Term Bond Market Fund (a)	857,645	7,967,521

		34,243,608

Money Market Fund 5.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $55,332,289)		62,833,427

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Bank of America
0.03%, 02/01/12	685,374	685,374

Total Short-Term Investment
(Cost $685,374)		685,374

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $56,966,679 and the unrealized appreciation and depreciation were $6,553,784 and ($1,662), respectively, with a net unrealized appreciation of $6,552,122.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$62,833,427	$—	$—	$62,833,427
Short-Term Investment(a)	—	685,374	—	685,374

Total	$62,833,427	$685,374	$—	$63,518,801

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46838JAN12

2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	49,738,030	55,603,176
1.5%	Short-Term Investment	844,592	844,592

99.5%	Total Investments	50,582,622	56,447,768
0.5%	Other Assets and Liabilities, Net		273,302

100.0%	Total Net Assets		56,721,070

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 48.9%

Global Real Estate 2.5%
Schwab Global Real Estate Fund (a)	225,691	1,385,743

International 11.6%
American Century International Growth Fund, Institutional Shares	121,204	1,222,944
Laudus International MarketMasters Fund, Select Shares (a)	141,015	2,477,628
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	37,971	346,679
Laudus Mondrian International Equity Fund, Institutional Shares (a)	179,993	1,238,350
William Blair International Small Cap Growth Fund, Institutional Shares	108,070	1,315,217

		6,600,818

Large-Cap 27.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	298,842	3,977,582
Schwab Core Equity Fund (a)	240,846	4,231,669
Schwab Dividend Equity Fund (a)	145,194	1,994,967
Schwab S&P 500 Index Fund (a)	176,497	3,607,594
TCW Relative Value Large Cap Fund	143,211	1,973,452

		15,785,264

Small-Cap 7.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	109,624	1,382,355
Schwab Small-Cap Equity Fund (a)	154,606	2,585,009

		3,967,364

		27,739,189

Fixed-Income Funds 46.0%

Inflation-Protected Bond 3.4%
Schwab Treasury Inflation Protected Securities Fund (a)	162,456	1,925,108

Intermediate-Term Bond 31.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	161,199	1,992,418
PIMCO Total Return Fund, Institutional Shares	257,586	2,864,358
Schwab Premier Income Fund (a)	199,659	2,096,415
Schwab Total Bond Market Fund (a)	1,136,907	10,959,786

		17,912,977

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	120,108	1,423,274

Short-Term Bond 8.5%
Schwab Short-Term Bond Market Fund (a)	517,866	4,810,977

		26,072,336

Money Market Fund 3.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,791,651	1,791,651

Total Other Investment Companies
(Cost $49,738,030)		55,603,176

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

Time Deposit 1.5%
Bank of America
0.03%, 02/01/12	844,592	844,592

Total Short-Term Investment
(Cost $844,592)		844,592

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $51,019,790 and the unrealized appreciation and depreciation were $5,435,633 and ($7,655), respectively, with a net unrealized appreciation of $5,427,978

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$55,603,176	$—	$—	$55,603,176
Short-Term Investment(a)	—	844,592	—	844,592

Total	$55,603,176	$844,592	$—	$56,447,768

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46839JAN12

2

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Other Investment Companies	242,041,336	280,325,594
0.8%	Short-Term Investment	2,282,510	2,282,510

100.0%	Total Investments	244,323,846	282,608,104
0.0%	Other Assets and Liabilities, Net		83,124

100.0%	Total Net Assets		282,691,228

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.2% of net assets

Equity Funds 61.5%

Global Real Estate 3.2%
Schwab Global Real Estate Fund (a)	1,451,032	8,909,338

International 14.6%
American Century International Growth Fund, Institutional Shares	759,474	7,663,088
Laudus International MarketMasters Fund, Select Shares (a)	888,880	15,617,614
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	257,673	2,352,552
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,097,893	7,553,505
William Blair International Small Cap Growth Fund, Institutional Shares	668,044	8,130,100

		41,316,859

Large-Cap 34.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	1,875,097	24,957,544
Schwab Core Equity Fund (a)	1,532,583	26,927,491
Schwab Dividend Equity Fund (a)	883,114	12,133,993
Schwab S&P 500 Index Fund (a)	1,074,638	21,965,595
TCW Relative Value Large Cap Fund	895,795	12,344,059

		98,328,682

Small-Cap 8.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	690,993	8,713,422
Schwab Small-Cap Equity Fund (a)	984,737	16,464,795

		25,178,217

		173,733,096

Fixed-Income Funds 36.6%

Inflation-Protected Bond 2.7%
Schwab Treasury Inflation Protected Securities Fund (a)	649,224	7,693,302

Intermediate-Term Bond 28.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	565,727	6,992,383
PIMCO Total Return Fund, Institutional Shares	1,003,518	11,159,119
Schwab Premier Income Fund (a)	789,781	8,292,696
Schwab Total Bond Market Fund (a)	5,600,609	53,989,869

		80,434,067

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	590,297	6,995,018

Short-Term Bond 2.9%
Schwab Short-Term Bond Market Fund (a)	891,512	8,282,147

		103,404,534

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,187,964	3,187,964

Total Other Investment Companies
(Cost $242,041,336)		280,325,594

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Bank of America
0.03%, 02/01/12	2,282,510	2,282,510

Total Short-Term Investment
(Cost $2,282,510)		2,282,510

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $246,811,760 and the unrealized appreciation and depreciation were $37,255,824 and ($1,459,480), respectively, with a net unrealized appreciation of $35,796,344.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$280,325,594	$—	$—	$280,325,594
Short-Term Investment(a)	—	2,282,510	—	2,282,510

Total	$280,325,594	$2,282,510	$—	$282,608,104

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46840JAN12

2

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Other Investment Companies	100,404,642	112,818,480
1.0%	Short-Term Investment	1,129,859	1,129,859

99.6%	Total Investments	101,534,501	113,948,339
0.4%	Other Assets and Liabilities, Net		422,229

100.0%	Total Net Assets		114,370,568

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.6% of net assets

Equity Funds 69.9%

Global Real Estate 3.5%
Schwab Global Real Estate Fund (a)	663,690	4,075,056

International 16.6%
American Century International Growth Fund, Institutional Shares	349,629	3,527,754
Laudus International MarketMasters Fund, Select Shares (a)	409,199	7,189,634
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	117,575	1,073,461
Laudus Mondrian International Equity Fund, Institutional Shares (a)	502,211	3,455,214
William Blair International Small Cap Growth Fund, Institutional Shares	305,994	3,723,947

		18,970,010

Large-Cap 39.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	858,282	11,423,728
Schwab Core Equity Fund (a)	701,183	12,319,787
Schwab Dividend Equity Fund (a)	411,919	5,659,761
Schwab S&P 500 Index Fund (a)	506,111	10,344,904
TCW Relative Value Large Cap Fund	409,598	5,644,263

		45,392,443

Small-Cap 10.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	316,074	3,985,696
Schwab Small-Cap Equity Fund (a)	450,702	7,535,740

		11,521,436

		79,958,945

Fixed-Income Funds 27.5%

Inflation-Protected Bond 2.1%
Schwab Treasury Inflation Protected Securities Fund (a)	198,504	2,352,271

Intermediate-Term Bond 23.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	126,448	1,562,892
PIMCO Total Return Fund, Institutional Shares	283,712	3,154,874
Schwab Premier Income Fund (a)	306,920	3,222,656
Schwab Total Bond Market Fund (a)	1,964,109	18,934,006

		26,874,428

International Bond 1.9%
Laudus Mondrian International Fixed Income Fund (a)	188,583	2,234,708

		31,461,407

Money Market Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,398,128	1,398,128

Total Other Investment Companies
(Cost $100,404,642)		112,818,480

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Bank of America
0.03%, 02/01/12	1,129,859	1,129,859

Total Short-Term Investment
(Cost $1,129,859)		1,129,859

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $102,566,442 and the unrealized appreciation and depreciation were $11,474,414 and ($92,517), respectively, with a net unrealized appreciation of $11,381,897.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$112,818,480	$—	$—	$112,818,480
Short-Term Investment(a)	—	1,129,859	—	1,129,859

Total	$112,818,480	$1,129,859	$—	$113,948,339

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46841JAN12

2

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Other Investment Companies	329,472,283	387,626,366
0.9%	Short-Term Investment	3,760,046	3,760,046

99.7%	Total Investments	333,232,329	391,386,412
0.3%	Other Assets and Liabilities, Net		989,811

100.0%	Total Net Assets		392,376,223

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.8% of net assets

Equity Funds 77.3%

Global Real Estate 4.0%
Schwab Global Real Estate Fund (a)	2,528,919	15,527,564

International 18.4%
American Century International Growth Fund, Institutional Shares	1,331,241	13,432,227
Laudus International MarketMasters Fund, Select Shares (a)	1,559,144	27,394,155
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	444,196	4,055,513
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,913,849	13,167,283
William Blair International Small Cap Growth Fund, Institutional Shares	1,170,021	14,239,158

		72,288,336

Large-Cap 43.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	3,249,304	43,248,239
Schwab Core Equity Fund (a)	2,673,441	46,972,364
Schwab Dividend Equity Fund (a)	1,549,604	21,291,565
Schwab S&P 500 Index Fund (a)	1,891,686	38,666,052
TCW Relative Value Large Cap Fund	1,561,289	21,514,564

		171,692,784

Small-Cap 11.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,205,812	15,205,290
Schwab Small-Cap Equity Fund (a)	1,718,565	28,734,404

		43,939,694

		303,448,378

Fixed-Income Funds 20.3%

Inflation-Protected Bond 1.4%
Schwab Treasury Inflation Protected Securities Fund (a)	482,732	5,720,373

Intermediate-Term Bond 17.1%
PIMCO Total Return Fund, Institutional Shares	719,822	8,004,415
Schwab Premier Income Fund (a)	788,179	8,275,885
Schwab Total Bond Market Fund (a)	5,257,084	50,678,291

		66,958,591

International Bond 1.8%
Laudus Mondrian International Fixed Income Fund (a)	585,664	6,940,114

		79,619,078

Money Market Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,558,910	4,558,910

Total Other Investment Companies
(Cost $329,472,283)		387,626,366

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Bank of America
0.03%, 02/01/12	3,760,046	3,760,046

Total Short-Term Investment
(Cost $3,760,046)		3,760,046

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $337,401,255 and the unrealized appreciation and depreciation were $55,638,984 and ($1,653,827), respectively, with a net unrealized appreciation of $53,985,157.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$387,626,366	$—	$—	$387,626,366
Short-Term Investment(a)	—	3,760,046	—	3,760,046

Total	$387,626,366	$3,760,046	$—	$391,386,412

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46842JAN12

2

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	72,724,718	83,375,427
1.1%	Short-Term Investment	933,971	933,971

99.8%	Total Investments	73,658,689	84,309,398
0.2%	Other Assets and Liabilities, Net		155,375

100.0%	Total Net Assets		84,464,773

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 84.1%

Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	589,727	3,620,926

International 20.0%
American Century International Growth Fund, Institutional Shares	312,690	3,155,044
Laudus International MarketMasters Fund, Select Shares (a)	363,504	6,386,769
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	103,661	946,421
Laudus Mondrian International Equity Fund, Institutional Shares (a)	446,299	3,070,537
William Blair International Small Cap Growth Fund, Institutional Shares	276,586	3,366,050

		16,924,821

Large-Cap 47.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	765,795	10,192,726
Schwab Core Equity Fund (a)	623,327	10,951,857
Schwab Dividend Equity Fund (a)	362,268	4,977,566
Schwab S&P 500 Index Fund (a)	446,294	9,122,254
TCW Relative Value Large Cap Fund	364,238	5,019,199

		40,263,602

Small-Cap 12.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	281,181	3,545,695
Schwab Small-Cap Equity Fund (a)	400,656	6,698,963

		10,244,658

		71,054,007

Fixed-Income Funds 13.6%

Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Fund (a)	69,999	829,488

Intermediate-Term Bond 11.4%
PIMCO Total Return Fund, Institutional Shares	74,566	829,175
Schwab Premier Income Fund (a)	117,989	1,238,887
Schwab Total Bond Market Fund (a)	782,669	7,544,931

		9,612,993

International Bond 1.2%
Laudus Mondrian International Fixed Income Fund (a)	87,130	1,032,488

		11,474,969

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	846,451	846,451

Total Other Investment Companies
(Cost $72,724,718)		83,375,427

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Bank of America
0.03%, 02/01/12	933,971	933,971

Total Short-Term Investment
(Cost $933,971)		933,971

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $74,530,962 and the unrealized appreciation and depreciation were $9,860,339 and ($81,903), respectively, with a net unrealized appreciation of $9,778,436.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$83,375,427	$—	$—	$83,375,427
Short-Term Investment(a)	—	933,971	—	933,971

Total	$83,375,427	$933,971	$—	$84,309,398

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46843JAN12

2

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Other Investment Companies	307,261,430	361,327,007
0.6%	Short-Term Investment	1,964,453	1,964,453

99.8%	Total Investments	309,225,883	363,291,460
0.2%	Other Assets and Liabilities, Net		893,438

100.0%	Total Net Assets		364,184,898

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.2% of net assets

Equity Funds 88.8%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	2,693,740	16,539,564

International 21.1%
American Century International Growth Fund, Institutional Shares	1,413,435	14,261,556
Laudus International MarketMasters Fund, Select Shares (a)	1,660,149	29,168,819
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	470,587	4,296,463
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,038,610	14,025,639
William Blair International Small Cap Growth Fund, Institutional Shares	1,244,350	15,143,744

		76,896,221

Large-Cap 50.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	3,477,477	46,285,214
Schwab Core Equity Fund (a)	2,847,585	50,032,062
Schwab Dividend Equity Fund (a)	1,638,697	22,515,693
Schwab S&P 500 Index Fund (a)	2,024,452	41,379,803
TCW Relative Value Large Cap Fund	1,663,210	22,919,029

		183,131,801

Small-Cap 12.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,284,126	16,192,829
Schwab Small-Cap Equity Fund (a)	1,830,328	30,603,092

		46,795,921

		323,363,507

Fixed-Income Funds 9.1%

Inflation-Protected Bond 0.8%
Schwab Treasury Inflation Protected Securities Fund (a)	239,011	2,832,278

Intermediate-Term Bond 7.4%
PIMCO Total Return Fund, Institutional Shares	127,147	1,413,878
Schwab Premier Income Fund (a)	332,623	3,492,542
Schwab Total Bond Market Fund (a)	2,304,216	22,212,647

		27,119,067

International Bond 0.9%
Laudus Mondrian International Fixed Income Fund (a)	271,860	3,221,536

		33,172,881

Money Market Fund 1.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,790,619	4,790,619

Total Other Investment Companies
(Cost $307,261,430)		361,327,007

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Bank of America
0.03%, 02/01/12	1,964,453	1,964,453

Total Short-Term Investment
(Cost $1,964,453)		1,964,453

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $313,572,416 and the unrealized appreciation and depreciation were $50,354,655 and ($635,611), respectively, with a net unrealized appreciation of $49,719,044.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$361,327,007	$—	$—	$361,327,007
Short-Term Investment(a)	—	1,964,453	—	1,964,453

Total	$361,327,007	$1,964,453	$—	$363,291,460

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46844JAN12

2

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	92,197,051	99,598,245

99.9%	Total Investments	92,197,051	99,598,245
0.1%	Other Assets and Liabilities		133,202

100.0%	Net Assets		99,731,447

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 60.0%

Large-Cap 50.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	1,107,474	14,740,476
Schwab Core Equity Fund (a)	1,997,201	35,090,819

		49,831,295

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	790,961	9,974,014

		59,805,309

Fixed-Income Funds 36.8%

Intermediate-Term Bond 36.8%
Schwab Premier Income Fund (a)	1,130,097	11,866,024
Schwab Total Bond Market Fund (a)	2,571,383	24,788,131

		36,654,155

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund	3,138,781	3,138,781

Total Other Investment Companies
(Cost $92,197,051)		99,598,245

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $94,266,400 and the unrealized appreciation and depreciation were $5,331,845 and ($0), respectively, with a net unrealized appreciation of $ 5,331,845.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$99,598,245	$—	$—	$99,598,245

Total	$99,598,245	$—	$—	$99,598,245

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46831JAN12

2

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	420,189,621	479,488,465
0.3%	Short-Term Investment	1,567,035	1,567,035

99.8%	Total Investments	421,756,656	481,055,500
0.2%	Other Assets and Liabilities, Net		838,351

100.0%	Total Net Assets		481,893,851

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 99.5%

International 29.9%
Schwab International Index Fund (a)	9,321,375	144,108,451

Large-Cap 44.7%
Schwab S&P 500 Index Fund (a)	10,528,767	215,207,999

Small-Cap 24.9%
Schwab Small-Cap Index Fund (a)	5,905,259	120,172,015

Total Other Investment Companies
(Cost $420,189,621)		479,488,465

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Bank of America
0.03%, 02/01/12	1,567,035	1,567,035

Total Short-Term Investment
(Cost $1,567,035)		1,567,035

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $433,878,777 and the unrealized appreciation and depreciation were $47,176,723 and ($0), respectively, with a net unrealized appreciation of $47,176,723.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$479,488,465	$—	$—	$479,488,465
Short-Term Investment(a)	—	1,567,035	—	1,567,035

Total	$479,488,465	$1,567,035	$—	$481,055,500

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46832JAN12

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	532,854,068	674,658,107
1.3%	Short-Term Investment	8,556,939	8,556,939

100.0%	Total Investments	541,411,007	683,215,046
0.0%	Other Assets and Liabilities, Net		(3,217)

100.0%	Total Net Assets		683,211,829

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 80.1%

International 20.0%
Schwab International Index Fund (a)	8,838,277	136,639,768

Large-Cap 39.9%
Schwab S&P 500 Index Fund (a)	13,342,108	272,712,684

Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	6,775,551	137,882,472

		547,234,924

Fixed-Income Fund 15.0%

Intermediate-Term Bond 15.0%
Schwab Total Bond Market Fund (a)	10,620,784	102,384,353

Money Market Fund 3.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	25,038,830	25,038,830

Total Other Investment Companies
(Cost $532,854,068)		674,658,107

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.3% of net assets

Time Deposit 1.3%
Bank of America
0.03%, 02/01/12	8,556,939	8,556,939

Total Short-Term Investment
(Cost $8,556,939)		8,556,939

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $547,346,398 and the unrealized appreciation and depreciation were $135,868,648 and ($0), respectively, with a net unrealized appreciation of $135,868,648.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$674,658,107	$—	$—	$674,658,107
Short-Term Investment(a)	—	8,556,939	—	8,556,939

Total	$674,658,107	$8,556,939	$—	$683,215,046

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46835JAN12

2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Other Investment Companies	332,876,929	426,746,824
0.8%	Short-Term Investment	3,636,641	3,636,641

100.0%	Total Investments	336,513,570	430,383,465
0.0%	Other Assets and Liabilities, Net		42,817

100.0%	Total Net Assets		430,426,282

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.2% of net assets

Equity Funds 60.0%

International 15.0%
Schwab International Index Fund (a)	4,164,109	64,377,132

Large-Cap 29.9%
Schwab S&P 500 Index Fund (a)	6,308,215	128,939,924

Small-Cap 15.1%
Schwab Small-Cap Index Fund (a)	3,187,841	64,872,570

		258,189,626

Fixed-Income Fund 35.2%

Intermediate-Term Bond 35.2%
Schwab Total Bond Market Fund (a)	15,719,067	151,531,808

Money Market Fund 4.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	17,025,390	17,025,390

Total Other Investment Companies
(Cost $332,876,929)		426,746,824

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Bank of America
0.03%, 02/01/12	3,636,641	3,636,641

Total Short-Term Investment
(Cost $3,636,641)		3,636,641

End of Investments.

At 01/31/12, the tax basis cost of the fund’s investments was $344,814,312 and the unrealized appreciation and depreciation were $85,569,153 and ($0), respectively, with a net unrealized appreciation of $85,569,153.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$426,746,824	$—	$—	$426,746,824
Short-Term Investment(a)	—	3,636,641	—	3,636,641

Total	$426,746,824	$3,636,641	$—	$430,383,465

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46833JAN12

2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Other Investment Companies	171,909,998	206,067,101
1.4%	Short-Term Investment	2,986,542	2,986,542

100.0%	Total Investments	174,896,540	209,053,643
0.0%	Other Assets and Liabilities, Net		24,684

100.0%	Total Net Assets		209,078,327

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.6% of net assets

Equity Funds 39.9%

International 9.9%
Schwab International Index Fund (a)	1,340,571	20,725,221

Large-Cap 19.9%
Schwab S&P 500 Index Fund (a)	2,038,143	41,659,648

Small-Cap 10.1%
Schwab Small-Cap Index Fund (a)	1,032,635	21,014,128

		83,398,997

Fixed-Income Fund 55.2%

Intermediate-Term Bond 55.2%
Schwab Total Bond Market Fund (a)	11,964,127	115,334,188

Money Market Fund 3.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,333,916	7,333,916

Total Other Investment Companies
(Cost $171,909,998)		206,067,101

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Bank of America
0.03%, 02/01/12	2,986,542	2,986,542

Total Short-Term Investment
(Cost $2,986,542)		2,986,542

End of Investments.

At 01/31/12 the tax basis cost of the fund’s investments was $183,003,765 and the unrealized appreciation and depreciation were $26,049,878 and ($0), respectively, with a net unrealized appreciation of $26,049,878.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$206,067,101	$—	$—	$206,067,101
Short-Term Investment(a)	—	2,986,542	—	2,986,542

Total	$206,067,101	$2,986,542	$—	$209,053,643

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46834JAN12

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 03/27/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 03/27/2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 03/27/2012